UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA	50392
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 711 High Street, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2017
Date of reporting period:	February 28, 2017

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information

EE11865PFI | 01/2017

Financial Statements	1
Notes to Financial Statements	34
Schedules of Investments	67
Financial Highlights (Includes performance information)	202
Shareholder Expense Example	218
Supplemental Information	221

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
			Bond Market	Diversified Real
Amounts in thousands, except per share amounts	Blue Chip Fund		Index Fund	Asset Fund(a)
Investment in securities--at cost	$1,378,799		$2,041,629	$4,017,611
Foreign currency--at cost	$–		$–	$19,445
Assets
Investment in securities--at value	$1,636,849		$2,032,432	$4,174,490
Foreign currency--at value	–		–	19,435
Cash	–		–	7,590
Deposits with counterparty	–		161	3,779
Receivables:
Dividends and interest	1,931		10,391	7,240
Expense reimbursement from Manager	2		44	107
Expense reimbursement from Distributor	–		1	–
Foreign currency contracts	–		–	6,304
Fund shares sold	1,486		217	4,635
Investment securities sold	6,638		28,430	31,779
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		–	764
Unrealized gain on unfunded loan commitments	–		–	26
Variation margin on financial derivative instruments	–		–	7,546
Prepaid expenses	–		14	–
Total Assets	1,646,906		2,071,690	4,263,695
Liabilities
Accrued management and investment advisory fees	839		369	2,574
Accrued administrative service fees	–		3	–
Accrued distribution fees	31		11	53
Accrued service fees	–		15	–
Accrued transfer agent fees	20		21	397
Accrued directors' expenses	1		2	1
Accrued professional fees	12		16	63
Accrued other expenses	18		–	120
Cash overdraft	–		1	–
Payables:
Dividends and interest on securities sold short	–		1	–
Foreign currency contracts	–		–	6,366
Fund shares redeemed	1,553		2,765	17,589
Investment securities purchased	8,608		139,454	125,546
Options and swaptions contracts written (premiums received $0, $0 and $881)	–		–	452
Short sales (proceeds received $0, $431 and $0)	–		433	–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		–	226
Variation margin on financial derivative instruments	–		–	1,508
Total Liabilities	11,082		143,091	154,895
Net Assets Applicable to Outstanding Shares	$1,635,824		$1,928,599	$4,108,800
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,353,203		$1,942,297	$4,372,840
Accumulated undistributed (overdistributed) net investment income (loss)	776		3,346	27,427
Accumulated undistributed (overdistributed) net realized gain (loss)	23,795		(7,845)	(450,757)
Net unrealized appreciation (depreciation) of investments	258,050		(9,199)	159,417
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		–	(127)
Total Net Assets	$1,635,824		$1,928,599	$4,108,800
Capital Stock (par value: $.01 per share):
Shares authorized	1,150,000		710,000	1,825,000
Net Asset Value Per Share:
Class A: Net Assets	$48,971		N/A	$111,717
Shares Issued and Outstanding	2,715			10,010
Net Asset Value per share	$18.04			$11.16
Maximum Offering Price	$19.09			$11.59
Class C: Net Assets	$29,900		N/A	$27,867

Shares Issued and Outstanding	1,698	(b)		2,541 (b)
Net Asset Value per share	$17.61			$10.97
Class J: Net Assets	N/A		$30,688	N/A

Shares Issued and Outstanding			2,857 (b)
Net Asset Value per share			$10.74
Class P: Net Assets	$26,364		N/A	$168,382
Shares Issued and Outstanding	1,453			15,090
Net Asset Value per share	$18.15			$11.16
Institutional: Net Assets	$1,530,515		$1,816,878	$3,772,260
Shares Issued and Outstanding	84,236		166,374	337,661
Net Asset Value per share	$18.17		$10.92	$11.17
R-1: Net Assets	N/A		$1,986	N/A
Shares Issued and Outstanding			185
Net Asset Value per share			$10.74
R-2: Net Assets	N/A		$2,844	N/A
Shares Issued and Outstanding			264
Net Asset Value per share			$10.76
R-3: Net Assets	$21		$18,556	$21
Shares Issued and Outstanding	1		1,731	2
Net Asset Value per share	$18.13		$10.72	$11.16
R-4: Net Assets	$30		$35,870	$11
Shares Issued and Outstanding	2		3,341	1
Net Asset Value per share	$18.14		$10.74	$11.17
R-5: Net Assets	$12		$21,777	$11
Shares Issued and Outstanding	1		2,021	1
Net Asset Value per share	$18.16		$10.78	$11.17
R-6: Net Assets	$11		N/A	$28,531
Shares Issued and Outstanding	1			2,554
Net Asset Value per share	$18.17			$11.17

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
Dynamic High Yield		EDGE	Global Multi-
Amounts in thousands, except per share amounts	Explorer Fund	MidCap Fund	Strategy Fund
Investment in securities--at cost	$15,138	$257,260	$3,044,813
Foreign currency--at cost	$–	$–	$2,918
Assets
Investment in securities--at value	$15,441	$302,065	$3,135,576
Foreign currency--at value	–	–	2,869
Cash	6	–	–
Deposits with counterparty	–	–	489,582
Receivables:
Dividends and interest	112	543	14,188
Expense reimbursement from Manager	7	2	87
Foreign currency contracts	–	–	14,061
Fund shares sold	–	21	7,197
Investment securities sold	553	–	149,652
OTC swap agreements--at value (premiums paid $0, $0 and $5,718)	–	–	22,134
Variation margin on financial derivative instruments	–	–	2,269
Prepaid expenses	–	16	–
Total Assets	16,119	302,647	3,837,615
Liabilities
Accrued management and investment advisory fees	7	173	3,449
Accrued distribution fees	2	–	64
Accrued transfer agent fees	1	–	151
Accrued directors' expenses	1	2	3
Accrued professional fees	18	6	95
Accrued other expenses	6	–	107
Cash overdraft	–	–	4,018
Payables:
Dividends and interest on securities sold short	–	–	1,873
Foreign currency contracts	–	–	13,546
Fund shares redeemed	–	132	3,848
Investment securities purchased	1,359	–	150,180
Options and swaptions contracts written (premiums received $0, $0 and $5,014)	–	–	1,972
Reverse repurchase agreements	–	–	161,175
Short sales (proceeds received $0, $0 and $568,741)	–	–	593,990
OTC swap agreements--at value (premiums received $0, $0 and $5,304)	–	–	7,280
Variation margin on financial derivative instruments	–	–	1,462
Total Liabilities	1,394	313	943,213
Net Assets Applicable to Outstanding Shares	$14,725	$302,334	$2,894,402
Net Assets Consist of:
Capital shares and additional paid-in-capital	$15,657	$252,762	$2,819,121
Accumulated undistributed (overdistributed) net investment income (loss)	(1)	587	4,934
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,234)	4,180	(11,663)
Net unrealized appreciation (depreciation) of investments	303	44,805	81,537
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	473
Total Net Assets	$14,725	$302,334	$2,894,402
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	1,550,000
Net Asset Value Per Share:
Class A: Net Assets	$7,620	N/A	$115,713
Shares Issued and Outstanding	813		10,473
Net Asset Value per share	$9.37		$11.05
Maximum Offering Price	$9.74		$11.48
Class C: Net Assets	N/A	N/A	$52,618
Shares Issued and Outstanding			4,876
Net Asset Value per share			$10.79	(a)
Class P: Net Assets	N/A	N/A	$310,690
Shares Issued and Outstanding			27,984
Net Asset Value per share			$11.10
Institutional: Net Assets	$7,105	$302,324	$2,415,381
Shares Issued and Outstanding	754	23,956	216,761
Net Asset Value per share	$9.42	$12.62	$11.14
R-6: Net Assets	N/A	$10	N/A
Shares Issued and Outstanding		1
Net Asset Value per share		$12.61

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	February 28, 2017 (unaudited)
		Global
		Opportunities
		Equity	Global	International Equity
Amounts in thousands, except per share amounts		Hedged Fund	Opportunities Fund	Index Fund
Investment in securities--at cost		$6,369	$1,179,264	$890,181
Foreign currency--at cost		$14	$2,243	$138
Assets
Investment in securities--at value		$6,999	$1,301,162	$919,766
Foreign currency--at value		14	2,241	140
Deposits with counterparty		15	–	357
Receivables:
Dividends and interest		12	3,344	4,540
Expense reimbursement from Manager		10	5	2
Fund shares sold		–	55	789
Investment securities sold		41	8,362	3,560
Variation margin on financial derivative instruments		15	–	7,418
Prepaid expenses		1	–	–
	Total Assets	7,107	1,315,169	936,572
Liabilities
Accrued management and investment advisory fees		6	824	177
Accrued administrative service fees		–	–	2
Accrued distribution fees		1	2	4
Accrued service fees		–	–	10
Accrued transfer agent fees		1	6	3
Accrued custodian fees		8	–	–
Accrued directors' expenses		1	1	1
Accrued professional fees		12	27	45
Accrued registration fees		2	–	–
Accrued other expenses		–	22	84
Cash overdraft		14	–	32
Payables:
Fund shares redeemed		–	1,445	737
Investment securities purchased		69	14,271	3,042
Variation margin on financial derivative instruments		–	–	7,429
	Total Liabilities	114	16,598	11,566
Net Assets Applicable to Outstanding Shares		$6,993	$1,298,571	$925,006
Net Assets Consist of:
Capital shares and additional paid-in-capital		$7,674	$1,192,267	$910,006
Accumulated undistributed (overdistributed) net investment income (loss)		(13)	3,337	(2,033)
Accumulated undistributed (overdistributed) net realized gain (loss)		(1,170)	(18,893)	(12,635)
Net unrealized appreciation (depreciation) of investments		502	121,898	29,837
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		–	(38)	(169)
	Total Net Assets	$6,993	$1,298,571	$925,006
Capital Stock (par value: $.01 per share):
Shares authorized		300,000	650,000	500,000
Net Asset Value Per Share:
Class A: Net Assets		$2,438	$4,601	N/A
Shares Issued and Outstanding		268	388
Net Asset Value per share		$9.08	$11.87
Maximum Offering Price		$9.61	$12.56
Class C: Net Assets		N/A	$1,583	N/A
Shares Issued and Outstanding			134
Net Asset Value per share			$11.81 (a)
Class P: Net Assets		$2,277	$73	N/A
Shares Issued and Outstanding		250	6
Net Asset Value per share		$9.11	$11.96
Institutional: Net Assets		$2,278	$1,292,314	$871,246
Shares Issued and Outstanding		250	108,159	93,069
Net Asset Value per share		$9.11	$11.95	$9.36
R-1: Net Assets		N/A	N/A	$697
Shares Issued and Outstanding				77
Net Asset Value per share				$9.09
R-2: Net Assets		N/A	N/A	$874
Shares Issued and Outstanding				93
Net Asset Value per share				$9.35
R-3: Net Assets		N/A	N/A	$16,798
Shares Issued and Outstanding				1,824
Net Asset Value per share				$9.21
R-4: Net Assets		N/A	N/A	$9,902
Shares Issued and Outstanding				1,065
Net Asset Value per share				$9.30
R-5: Net Assets		N/A	N/A	$25,479
Shares Issued and Outstanding				2,735
Net Asset Value per share				$9.32
R-6: Net Assets		N/A	N/A	$10
Shares Issued and Outstanding				1
Net Asset Value per share				$9.36

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
		Multi-Manager
International Small		Equity	Opportunistic
Amounts in thousands, except per share amounts	Company Fund	Long/Short Fund	Municipal Fund
Investment in securities--at cost	$600,198	$330,998	$118,058
Foreign currency--at cost	$1,649	$–	$–
Assets
Investment in securities--at value	$633,850	$356,029	$116,572
Foreign currency--at value	1,656	–	–
Cash	–	–	846
Deposits with counterparty	–	81,719	–
Receivables:
Dividends and interest	1,903	404	1,449
Expense reimbursement from Manager	5	20	3
Foreign currency contracts	–	566	–
Fund shares sold	37	1	326
Investment securities sold	7,001	18,273	1,384
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–	137	–
Prepaid expenses	–	22	–
Total Assets	644,452	457,171	120,580
Liabilities
Accrued management and investment advisory fees	476	401	44
Accrued distribution fees	1	–	20
Accrued transfer agent fees	3	2	9
Accrued directors' expenses	–	1	1
Accrued professional fees	13	13	12
Accrued other expenses	11	–	12
Cash overdraft	–	10,942	–
Payables:
Dividends payable	–	–	336
Dividends and interest on securities sold short	–	119	–
Foreign currency contracts	–	108	–
Fund shares redeemed	519	63	912
Interest expense and fees payable	–	–	38
Investment securities purchased	11,131	11,200	483
Short sales (proceeds received $0, $103,960 and $0)	–	110,165	–
Variation margin on financial derivative instruments	–	86	–
Floating rate notes issued	–	–	5,239
Total Liabilities	12,154	133,100	7,106
Net Assets Applicable to Outstanding Shares	$632,298	$324,071	$113,474
Net Assets Consist of:
Capital shares and additional paid-in-capital	$600,608	$310,836	$117,421
Accumulated undistributed (overdistributed) net investment income (loss)	288	(2,378)	338
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,261)	(3,459)	(2,799)
Net unrealized appreciation (depreciation) of investments	33,652	18,616	(1,486)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	11	456	–
Total Net Assets	$632,298	$324,071	$113,474
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	400,000	550,000
Net Asset Value Per Share:
Class A: Net Assets	$1,745	$112	$39,712
Shares Issued and Outstanding	169	11	3,882
Net Asset Value per share	$10.34	$10.30	$10.23
Maximum Offering Price	$10.94	$10.90	$10.63
Class C: Net Assets	N/A	N/A	$15,601
Shares Issued and Outstanding			1,526
Net Asset Value per share			$10.22 (a)
Class P: Net Assets	$166	$10	$57,322
Shares Issued and Outstanding	16	1	5,597
Net Asset Value per share	$10.34	$10.33	$10.24
Institutional: Net Assets	$630,376	$41	$839
Shares Issued and Outstanding	60,504	4	82
Net Asset Value per share	$10.42	$10.34	$10.22
R-6: Net Assets	$11	$323,908	N/A
Shares Issued and Outstanding	1	31,310
Net Asset Value per share	$10.42	$10.35

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
Origin Emerging		Preferred		Real Estate
Amounts in thousands, except per share amounts and Real Estate Allocation Fund	Markets Fund	Securities Fund		Allocation Fund
Investment in securities--at cost	$540,574	$5,067,521		$–
Investment in affiliated Funds--at cost	$–	$–		$1,362,455
Investments in affiliated securities--at cost	$–	$120,075		$–
Assets
Investment in securities--at value	$626,270	$5,324,132		$–
Investment in affiliated Funds--at value	–	–		1,345,422
Investment in affiliated securities--at value	–	116,584		–
Deposits with counterparty	800	–		–
Receivables:
Dividends and interest	757	68,744		–
Expense reimbursement from Manager	5	2		6,559
Expense reimbursement from Distributor	–	1		–
Fund shares sold	175	15,477		50
Investment securities sold	14,785	993		–
Variation margin on financial derivative instruments	15,917	–		–
Prepaid expenses	–	–		8,196
Total Assets	658,709	5,525,933		1,360,227
Liabilities
Accrued management and investment advisory fees	587	2,922		–
Accrued administrative service fees	–	1		–
Accrued distribution fees	–	752		193
Accrued service fees	–	2		–
Accrued transfer agent fees	2	796		999
Accrued directors' expenses	2	1		1,115
Accrued professional fees	15	23		6,570
Accrued other expenses	58	196		–
Cash overdraft	–	27		–
Payables:
Fund shares redeemed	453	12,543		–
Investment securities purchased	–	–		50
Options and swaptions contracts written (premiums received $0, $5,112 and $0)	–	3,994		–
Variation margin on financial derivative instruments	16,053	–		–
Total Liabilities	17,170	21,257		8,927
Net Assets Applicable to Outstanding Shares	$641,539	$5,504,676		$1,351,300
Net Assets Consist of:
Capital shares and additional paid-in-capital	$765,502	$5,204,830		$1,366,693
Accumulated undistributed (overdistributed) net investment income (loss)	(1,588)	34,376		2,598
Accumulated undistributed (overdistributed) net realized gain (loss)	(208,264)	11,232		(958)
Net unrealized appreciation (depreciation) of investments	85,843	254,238		(17,033)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	46	–		–
Total Net Assets	$641,539	$5,504,676		$1,351,300
Capital Stock (par value: $.01 per share):
Shares authorized	425,000	2,400,000		200,000,000
Net Asset Value Per Share:
Class A: Net Assets	$467	$714,495		$1,101,637
Shares Issued and Outstanding	51	69,851		112,230
Net Asset Value per share	$9.24	$10.23		$9.82
Maximum Offering Price	$9.78	$10.63		$10.39
Class C: Net Assets	N/A	$784,069		N/A
Shares Issued and Outstanding		76,755
Net Asset Value per share		$10.22	(a)
Class J: Net Assets	N/A	$48,736		N/A
Shares Issued and Outstanding		4,886
Net Asset Value per share		$9.97	(a)
Class P: Net Assets	$11	$1,586,977		N/A
Shares Issued and Outstanding	1	156,307
Net Asset Value per share	$9.12	$10.15
Institutional: Net Assets	$640,969	$2,357,261		$249,663
Shares Issued and Outstanding	70,325	231,937		25,227
Net Asset Value per share	$9.11	$10.16		$9.90
R-1: Net Assets	N/A	$1,613		N/A
Shares Issued and Outstanding		160
Net Asset Value per share		$10.11
R-2: Net Assets	N/A	$1,438		N/A
Shares Issued and Outstanding		143
Net Asset Value per share		$10.06
R-3: Net Assets	N/A	$2,999		N/A
Shares Issued and Outstanding		297
Net Asset Value per share		$10.10
R-4: Net Assets	N/A	$3,371		N/A
Shares Issued and Outstanding		334
Net Asset Value per share		$10.08
R-5: Net Assets	N/A	$3,707		N/A
Shares Issued and Outstanding		366
Net Asset Value per share		$10.12
R-6: Net Assets	$92	$10		N/A
Shares Issued and Outstanding	10	1
Net Asset Value per share	$9.11	$10.16

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
		Small-MidCap
Real Estate Debt		Dividend		SystematEx
Amounts in thousands, except per share amounts	Income Fund	Income Fund		International Fund
Investment in securities--at cost	$174,193	$2,463,447		$62,362
Investments in affiliated securities--at cost	$–	$47,420		$–
Foreign currency--at cost	$–	$3,608		$235
Assets
Investment in securities--at value	$171,527	$3,017,436		$67,582
Investment in affiliated securities--at value	–	45,757		–
Foreign currency--at value	–	3,582		235
Cash	–	–		101
Receivables:
Dividends and interest	938	5,998		190
Expense reimbursement from Manager	6	2		9
Fund shares sold	16	14,256		–
Investment securities sold	–	24,858		–
Prepaid directors' expenses	–	1		–
Prepaid expenses	20	–		–
Total Assets	172,507	3,111,890		68,117
Liabilities
Accrued management and investment advisory fees	73	1,772		30
Accrued distribution fees	–	204		–
Accrued transfer agent fees	1	195		–
Accrued directors' expenses	1	–		1
Accrued professional fees	12	14		25
Accrued other expenses	–	37		22
Payables:
Fund shares redeemed	76	3,569		–
Investment securities purchased	–	22,460		571
Total Liabilities	163	28,251		649
Net Assets Applicable to Outstanding Shares	$172,344	$3,083,639		$67,468
Net Assets Consist of:
Capital shares and additional paid-in-capital	$175,268	$2,475,720		$62,844
Accumulated undistributed (overdistributed) net investment income (loss)	96	22,831		(31)
Accumulated undistributed (overdistributed) net realized gain (loss)	(354)	32,758		(562)
Net unrealized appreciation (depreciation) of investments	(2,666)	552,326		5,220
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	4		(3)
Total Net Assets	$172,344	$3,083,639		$67,468
Capital Stock (par value: $.01 per share):
Shares authorized	500,000	1,900,000		200,000
Net Asset Value Per Share:
Class A: Net Assets	$874	$267,209		N/A
Shares Issued and Outstanding	91	16,032
Net Asset Value per share	$9.66	$16.67
Maximum Offering Price	$10.04	$17.64
Class C: Net Assets	N/A	$195,744		N/A
Shares Issued and Outstanding		11,830
Net Asset Value per share		$16.55	(a)
Class P: Net Assets	$113	$1,159,716		N/A
Shares Issued and Outstanding	12	68,594
Net Asset Value per share	$9.55	$16.91
Institutional: Net Assets	$171,347	$1,460,960		$412
Shares Issued and Outstanding	17,936	87,261		39
Net Asset Value per share	$9.55	$16.74		$10.67
R-6: Net Assets	$10	$10		$67,056
Shares Issued and Outstanding	1	1		6,246
Net Asset Value per share	$9.56	$16.74		$10.74

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
SystematEx
Amounts in thousands, except per share amounts	Large Value Fund
Investment in securities--at cost	$7,664
Assets
Investment in securities--at value	$9,223
Receivables:
Dividends and interest	24
Expense reimbursement from Manager	5
Total Assets	9,252
Liabilities
Accrued management and investment advisory fees	3
Accrued directors' expenses	1
Accrued professional fees	8
Total Liabilities	12
Net Assets Applicable to Outstanding Shares	$9,240
Net Assets Consist of:
Capital shares and additional paid-in-capital	$7,577
Accumulated undistributed (overdistributed) net investment income (loss)	23
Accumulated undistributed (overdistributed) net realized gain (loss)	81
Net unrealized appreciation (depreciation) of investments	1,559
Total Net Assets	$9,240
Capital Stock (par value: $.01 per share):
Shares authorized	100,000
Net Asset Value Per Share:
R-6: Net Assets	$9,240
Shares Issued and Outstanding	757
Net Asset Value per share	$12.20

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

			Bond Market	Diversified Real
Amounts in thousands		Blue Chip Fund(a)	Index Fund	Asset Fund(b)
Net Investment Income (Loss)
Income:
Dividends		$10,628	$244	$28,735
Withholding tax		(15)	–	(780)
Interest		–	18,386	20,539
	Total Income	10,613	18,630	48,494
Expenses:
Management and investment advisory fees		4,896	2,258	15,542
Distribution fees - Class A		50	N/A	239
Distribution fees - Class C		122	N/A	144
Distribution fees - Class J		N/A	24	N/A
Distribution fees - R-1		N/A	3	N/A
Distribution fees - R-2		N/A	4	N/A
Distribution fees - R-3		–	22	–
Distribution fees - R-4		–	18	–
Administrative service fees - R-1		N/A	3	N/A
Administrative service fees - R-2		N/A	3	N/A
Administrative service fees - R-3		–	6	–
Administrative service fees - R-4		–	5	–
Administrative service fees - R-5		–	2	–
Registration fees - Class A		8	N/A	23
Registration fees - Class C		9	N/A	7
Registration fees - Class J		N/A	8	N/A
Registration fees - Class P		9	N/A	16
Registration fees - Institutional		9	12	90
Registration fees - R-6		4	N/A	8
Service fees - R-1		N/A	2	N/A
Service fees - R-2		N/A	4	N/A
Service fees - R-3		–	21	–
Service fees - R-4		–	45	–
Service fees - R-5		–	37	–
Shareholder reports - Class A		9	N/A	41
Shareholder reports - Class C		4	N/A	9
Shareholder reports - Class J		N/A	10	N/A
Shareholder reports - Class P		1	N/A	64
Shareholder reports - Institutional		–	–	121
Shareholder reports - R-6		–	N/A	1
Transfer agent fees - Class A		31	N/A	326
Transfer agent fees - Class C		21	N/A	31
Transfer agent fees - Class J		N/A	37	N/A
Transfer agent fees - Class P		5	N/A	131
Transfer agent fees - Institutional		1	5	1,101
Custodian fees		1	14	94
Directors' expenses		14	18	41
Professional fees		14	18	66
Other expenses		11	4	20
	Total Gross Expenses	5,219	2,583	18,115
Less: Reimbursement from Manager		–	271	–
Less: Reimbursement from Manager - Class A		–	N/A	212
Less: Reimbursement from Manager - Class C		–	N/A	20
Less: Reimbursement from Manager - Class P		–	N/A	61
Less: Reimbursement from Manager - Institutional		–	–	171
Less: Reimbursement from Manager - R-6		4	N/A	1
Less: Reimbursement from Distributor - Class J		N/A	3	N/A
	Total Net Expenses	5,215	2,309	17,650
	Net Investment Income (Loss)	5,398	16,321	30,844

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	32,432	(5,691)	12,378
Foreign currency transactions	–	–	889
Futures contracts	–	–	19,275
Options and swaptions	–	–	1,812
Short sales	–	(1)	–
Swap agreements	–	–	1,756
Change in unrealized appreciation/depreciation of:
Investments	82,183	(51,883)	65,111
Futures contracts	–	–	2,133
Options and swaptions	–	–	(134)
Short sales	–	(2)	–
Swap agreements	–	–	(16)
Translation of assets and liabilities in foreign currencies	–	–	1,287
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	114,615	(57,577)	104,491
Net Increase (Decrease) in Net Assets Resulting from Operations	$120,013	$(41,256)	$135,335

(a)	R-6 shares commenced operations on January 3, 2017.
(b)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

	Dynamic High Yield	EDGE	Global Multi-
Amounts in thousands	Explorer Fund	MidCap Fund(a)	Strategy Fund
Net Investment Income (Loss)
Income:
Dividends	$3	$2,766	$10,423
Withholding tax	–	(3)	(171)
Interest	419	–	33,141
Total Income	422	2,763	43,393
Expenses:
Management and investment advisory fees	47	1,073	21,556
Distribution fees - Class A	9	N/A	172
Distribution fees - Class C	N/A	N/A	269
Registration fees - Class A	11	N/A	10
Registration fees - Class C	N/A	N/A	9
Registration fees - Class P	N/A	N/A	22
Registration fees - Institutional	11	19	24
Registration fees - R-6	N/A	4	N/A
Shareholder reports - Class A	–	N/A	13
Shareholder reports - Class C	N/A	N/A	5
Shareholder reports - Class P	N/A	N/A	16
Shareholder reports - Institutional	–	–	44
Transfer agent fees - Class A	5	N/A	52
Transfer agent fees - Class C	N/A	N/A	35
Transfer agent fees - Class P	N/A	N/A	135
Transfer agent fees - Institutional	–	–	230
Custodian fees	1	1	206
Directors' expenses	1	4	31
Dividends and interest on securities sold short	–	–	8,854
Professional fees	20	11	99
Short sale fees	–	–	105
Other expenses	1	1	19
Reverse repurchase agreement interest expense	–	–	562
Total Gross Expenses	106	1,113	32,468
Less: Reimbursement from Manager	–	–	187
Less: Reimbursement from Manager - Class A	21	N/A	–
Less: Reimbursement from Manager - Institutional	19	–	–
Less: Reimbursement from Manager - R-6	N/A	4	N/A
Total Net Expenses	66	1,109	32,281
Net Investment Income (Loss)	356	1,654	11,112

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	27	6,687	49,240
Foreign currency transactions	–	–	10,228
Futures contracts	–	–	(13,387)
Options and swaptions	–	–	3,362
Short sales	–	–	(8,578)
Swap agreements	–	–	(6,616)
Change in unrealized appreciation/depreciation of:
Investments	333	13,297	8,944
Futures contracts	–	–	9,510
Options and swaptions	–	–	428
Short sales	–	–	6,222
Swap agreements	–	–	7,364
Translation of assets and liabilities in foreign currencies	–	–	(2,380)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	360	19,984	64,337
Net Increase (Decrease) in Net Assets Resulting from Operations	$716	$21,638	$75,449

(a) R-6 shares commenced operations on January 3, 2017.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

	Global Opportunities	Global	International Equity
Amounts in thousands	Equity Hedged Fund	Opportunities Fund	Index Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$69	$12,967	$8,985
Withholding tax	(3)	(481)	(674)
Total Income	66	12,486	8,311
Expenses:
Management and investment advisory fees	38	5,326	1,121
Distribution fees - Class A	3	6	N/A
Distribution fees - Class C	N/A	8	N/A
Distribution fees - R-1	N/A	N/A	1
Distribution fees - R-2	N/A	N/A	1
Distribution fees - R-3	N/A	N/A	20
Distribution fees - R-4	N/A	N/A	6
Administrative service fees - R-1	N/A	N/A	1
Administrative service fees - R-2	N/A	N/A	1
Administrative service fees - R-3	N/A	N/A	5
Administrative service fees - R-4	N/A	N/A	2
Administrative service fees - R-5	N/A	N/A	1
Registration fees - Class A	12	9	N/A
Registration fees - Class C	N/A	9	N/A
Registration fees - Class P	12	9	N/A
Registration fees - Institutional	12	9	14
Registration fees - R-6	N/A	N/A	4
Service fees - R-1	N/A	N/A	1
Service fees - R-2	N/A	N/A	1
Service fees - R-3	N/A	N/A	19
Service fees - R-4	N/A	N/A	15
Service fees - R-5	N/A	N/A	35
Shareholder reports - Class A	–	2	N/A
Shareholder reports - Institutional	–	–	2
Transfer agent fees - Class A	5	10	N/A
Transfer agent fees - Class C	N/A	7	N/A
Transfer agent fees - Institutional	–	–	15
Custodian fees	12	45	92
Directors' expenses	1	15	10
Index license fees	–	–	131
Professional fees	14	34	46
Other expenses	1	9	7
Total Gross Expenses	110	5,498	1,551
Less: Reimbursement from Manager - Class A	24	11	N/A
Less: Reimbursement from Manager - Class C	N/A	13	N/A
Less: Reimbursement from Manager - Class P	19	9	N/A
Less: Reimbursement from Manager - Institutional	19	–	–
Less: Reimbursement from Manager - R-6	N/A	N/A	4
Total Net Expenses	48	5,465	1,547
Net Investment Income (Loss)	18	7,021	6,764

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(4)	(1,272)	4,619
Foreign currency transactions	(2)	(324)	(398)
Futures contracts	(487)	–	245
Change in unrealized appreciation/depreciation of:
Investments	336	58,517	27,392
Futures contracts	193	–	173
Translation of assets and liabilities in foreign currencies	–	52	(80)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	36	56,973	31,951
Net Increase (Decrease) in Net Assets Resulting from Operations	$54	$63,994	$38,715

(a) R-6 shares commenced operations on January 3, 2017.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

		Multi-Manager
	International Small	Equity	Opportunistic
Amounts in thousands	Company Fund(a)	Long/Short Fund	Municipal Fund
Net Investment Income (Loss)
Income:
Dividends	$3,511	$2,416	$5
Withholding tax	(356)	(19)	–
Interest	–	17	3,008
Total Income	3,155	2,414	3,013
Expenses:
Management and investment advisory fees	1,818	2,537	322
Distribution fees - Class A	2	–	56
Distribution fees - Class C	N/A	N/A	79
Registration fees - Class A	8	9	14
Registration fees - Class C	N/A	N/A	8
Registration fees - Class P	7	10	11
Registration fees - Institutional	12	9	7
Registration fees - R-6	4	9	N/A
Shareholder reports - Class A	1	–	1
Shareholder reports - Class P	–	–	1
Transfer agent fees - Class A	8	6	11
Transfer agent fees - Class C	N/A	N/A	8
Transfer agent fees - Class P	–	–	12
Transfer agent fees - Institutional	1	–	–
Custodian fees	39	46	1
Directors' expenses	3	3	2
Dividends and interest on securities sold short	–	1,171	–
Interest expense and fees	–	–	37
Professional fees	15	15	16
Short sale fees	–	426	–
Other expenses	1	3	3
Total Gross Expenses	1,919	4,244	589
Less: Reimbursement from Manager - Class A	14	15	–
Less: Reimbursement from Manager - Class C	N/A	N/A	7
Less: Reimbursement from Manager - Class P	8	10	–
Less: Reimbursement from Manager - Institutional	–	10	6
Less: Reimbursement from Manager - R-6	4	23	N/A
Total Net Expenses	1,893	4,186	576
Net Investment Income (Loss)	1,262	(1,772)	2,437

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	1,479	4,430	(1,359)
Foreign currency transactions	(355)	1,593	–
Futures contracts	–	(3,816)	–
Options and swaptions	–	171	–
Short sales	–	(3,550)	–
Swap agreements	–	2,583	–
Change in unrealized appreciation/depreciation of:
Investments	30,699	19,007	(9,631)
Futures contracts	–	603	–
Short sales	–	(5,595)	–
Swap agreements	–	(278)	–
Translation of assets and liabilities in foreign currencies	11	436	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	31,834	15,584	(10,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,096	$13,812	$(8,553)

(a) R-6 shares commenced operations on January 3, 2017.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

	Origin Emerging	Preferred	Real Estate
Amounts in thousands, except for Real Estate Allocation Fund	Markets Fund	Securities Fund(a)	Allocation Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	–	$24,308
Dividends from affiliated securities	–	4,570	–
Dividends	3,252	45,349	–
Withholding tax	(369)	–	–
Interest	–	118,260	–
Total Income	2,883	168,179	24,308
Expenses:
Management and investment advisory fees	4,141	19,379	N/A
Distribution fees - Class A	1	1,023	1,070
Distribution fees - Class C	N/A	4,047	N/A
Distribution fees - Class J	N/A	36	N/A
Distribution fees - R-1	N/A	3	N/A
Distribution fees - R-2	N/A	2	N/A
Distribution fees - R-3	N/A	4	N/A
Distribution fees - R-4	N/A	1	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	1	N/A
Administrative service fees - R-3	N/A	1	N/A
Administrative service fees - R-4	N/A	1	N/A
Registration fees - Class A	8	34	8,713
Registration fees - Class C	N/A	16	N/A
Registration fees - Class J	N/A	9	N/A
Registration fees - Class P	9	48	N/A
Registration fees - Institutional	9	110	8,500
Registration fees - R-6	7	4	N/A
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	2	N/A
Service fees - R-3	N/A	4	N/A
Service fees - R-4	N/A	2	N/A
Service fees - R-5	N/A	5	N/A
Shareholder reports - Class A	–	51	577
Shareholder reports - Class C	N/A	35	N/A
Shareholder reports - Class J	N/A	10	N/A
Shareholder reports - Class P	–	42	N/A
Shareholder reports - Institutional	–	80	27
Transfer agent fees - Class A	5	421	5,836
Transfer agent fees - Class C	N/A	407	N/A
Transfer agent fees - Class J	N/A	30	N/A
Transfer agent fees - Class P	–	778	N/A
Transfer agent fees - Institutional	5	496	150
Custodian fees	115	14	–
Directors' expenses	9	55	1,138
Professional fees	16	21	9,060
Other expenses	9	47	605
Total Gross Expenses	4,334	27,223	35,676
Less: Reimbursement from Manager - Class A	13	–	22,491
Less: Reimbursement from Manager - Class P	9	–	N/A
Less: Reimbursement from Manager - Institutional	–	–	10,881
Less: Reimbursement from Manager - R-6	8	4	N/A
Less: Reimbursement from Distributor - Class J	N/A	5	N/A
Total Net Expenses	4,304	27,214	2,304
Net Investment Income (Loss)	(1,421)	140,965	22,004

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(5,740)	(69,187)	–
Investment transactions in affiliated Funds	–	–	(1,783)
Investment transactions in affiliated securities	–	413	–
Foreign currency transactions	(626)	–	–
Futures contracts	(1,782)	44,314	–
Options and swaptions	–	48,867	–
Capital gain distribution received from affiliated Funds	–	–	1,644
Change in unrealized appreciation/depreciation of:
Investments	17,607	(63,372)	–
Investments in affiliated Funds	–	–	(45,357)
Investment in affiliated securities	–	(2,620)	–
Futures contracts	286	–	–
Options and swaptions	–	(1,234)	–
Translation of assets and liabilities in foreign currencies	40	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	9,785	(42,819)	(45,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,364	$98,146	$(23,492)

(a) R-6 shares commenced operations on January 3, 2017.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

		Small-MidCap
	Real Estate Debt	Dividend	SystematEx
Amounts in thousands	Income Fund(a)	Income Fund(a)	International Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$–	$1,207	$ –
Dividends	8	43,424	634
Withholding tax	–	(250)	(49)
Interest	3,182	9	–
Total Income	3,190	44,390	585
Expenses:
Management and investment advisory fees	428	10,262	188
Distribution fees - Class A	1	308	N/A
Distribution fees - Class C	N/A	895	N/A
Registration fees - Class A	8	20	N/A
Registration fees - Class C	N/A	12	N/A
Registration fees - Class P	8	34	N/A
Registration fees - Institutional	9	41	12
Registration fees - R-6	4	4	12
Shareholder reports - Class A	–	13	N/A
Shareholder reports - Class C	N/A	9	N/A
Shareholder reports - Class P	–	16	N/A
Shareholder reports - Institutional	–	18	–
Transfer agent fees - Class A	5	105	N/A
Transfer agent fees - Class C	N/A	98	N/A
Transfer agent fees - Class P	–	317	N/A
Transfer agent fees - Institutional	1	398	–
Custodian fees	1	5	26
Directors' expenses	2	24	2
Professional fees	16	15	31
Other expenses	4	11	1
Total Gross Expenses	487	12,605	272
Less: Reimbursement from Manager - Class A	13	–	N/A
Less: Reimbursement from Manager - Class P	8	–	N/A
Less: Reimbursement from Manager - Institutional	–	–	13
Less: Reimbursement from Manager - R-6	4	4	62
Total Net Expenses	462	12,601	197
Net Investment Income (Loss)	2,728	31,789	388

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(352)	85,495	210
Foreign currency transactions	–	(4)	(33)
Change in unrealized appreciation/depreciation of:
Investments	(4,713)	248,547	2,575
Investment in affiliated securities	–	(1,663)	–
Translation of assets and liabilities in foreign currencies	–	6	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(5,065)	332,381	2,750
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,337)	$364,170	$3,138

(a) R-6 shares commenced operations on January 3, 2017.

See accompanying notes.

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended February 28, 2017 (unaudited)

SystematEx Large
Amounts in thousands	Value Fund
Net Investment Income (Loss)
Income:
Dividends	$103
Total Income	104
Expenses:
Management and investment advisory fees	17
Registration fees - R-6	14
Custodian fees	2
Directors' expenses	1
Professional fees	11
Total Gross Expenses	45
Less: Reimbursement from Manager - R-6	28
Total Net Expenses	17
Net Investment Income (Loss)	86

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	103
Change in unrealized appreciation/depreciation of:
Investments	717
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	820
Net Increase (Decrease) in Net Assets Resulting from Operations	$906

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Blue Chip Fund

										Period Ended		Year Ended
										February 28, 2017		August 31, 2016
Operations
Net investment income (loss)											$5,398	$3,699
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											32,432	14,125
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											82,183	121,600
			Net Increase (Decrease) in Net Assets Resulting from Operations								120,013	139,424

Dividends and Distributions to Shareholders
From net investment income											(6,795)	(5,301)
From net realized gain on investments											(8,486)	(24,809)
							Total Dividends and Distributions				(15,281)	(30,110)

Capital Share Transactions
Net increase (decrease) in capital share transactions											198,020	(41,971)
						Total Increase (Decrease) in Net Assets					302,752	67,343

Net Assets
Beginning of period											1,333,072	1,265,729
End of period (including undistributed net investment income as set forth below)											$1,635,824	$1,333,072
Undistributed (overdistributed) net investment income (loss)											$776	$2,173
	Class A		Class C	Class P		Institutional	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$16,539		$9,071	$10,789		$ 297,854	$9	$68	$–	$10
Reinvested	210		143	181		14,736	–	–	–	–
Redeemed	(7,348)		(2,783)	(3,627)		(137,782)	–	(50)	–	–
Net Increase (Decrease)	$9,401		$6,431	$7,343		$ 174,808	$9	$18	$–	$10
Shares:
Sold	967		542	624		17,481	–	4	–	1
Reinvested	12		9	10		858	–	–	–	–
Redeemed	(435)		(167)	(212)		(8,042)	–	(3)	–	–
Net Increase (Decrease)	544		384	422		10,297	–	1	–	1
Year Ended August 31, 2016(b)
Dollars:
Sold	$19,421		$12,276	$17,498		$45,737	$10	$10	$10	N/A
Reinvested	524		288	364		28,919	–	–	–	N/A
Redeemed	(6,850)		(4,435)	(8,204)		(147,539)	–	–	–	N/A
Net Increase (Decrease)	$13,095		$8,129	$9,658		$(72,883)	$10	$10	$10	N/A
Shares:
Sold	1,248		803	1,109		2,959	1	1	1	N/A
Reinvested	34		19	23		1,852	–	–	–	N/A
Redeemed	(440)		(290)	(543)		(9,322)	–	–	–	N/A
Net Increase (Decrease)	842		532	589		(4,511)	1	1	1	N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	– $		–	$(68	) $	(6,727)	$–	$–	$–	$–
From net realized gain on
investments	(212)		(143)	(114)		(8,017)	–	–	–	–
Total Dividends and Distributions $	(212	) $	(143)	$(182	) $	(14,744)	$–	$–	$–	$–
Year Ended August 31, 2016(b)
From net investment income $	(11	) $	–	$(59	) $	(5,231)	$–	$–	$–	N/A
From net realized gain on
investments	(518)		(288)	(305)		(23,698)	–	–	–	N/A
Total Dividends and Distributions $	(529	) $	(288)	$(364	) $	(28,929)	$–	$–	$–	N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.
(b)	Period from March 29, 2016, date operations commenced, through August 31, 2016 for R-3, R-4 and R-5 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Bond Market Index Fund

													Period Ended	Year Ended
													February 28, 2017	August 31, 2016
Operations
Net investment income (loss)													$16,321	$25,189
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													(5,692)	5,462
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(51,885)	49,495
			Net Increase (Decrease) in Net Assets Resulting from Operations										(41,256)	80,146

Dividends and Distributions to Shareholders
From net investment income													(32,649)	(23,667)
From net realized gain on investments													(225)	(1,633)
								Total Dividends and Distributions					(32,874)	(25,300)

Capital Share Transactions
Net increase (decrease) in capital share transactions													229,825	465,206
						Total Increase (Decrease) in Net Assets							155,695	520,052

Net Assets
Beginning of period													1,772,904	1,252,852
End of period (including undistributed net investment income as set forth below)													$1,928,599	$1,772,904
Undistributed (overdistributed) net investment income (loss)													$3,346	$19,674
	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$3,742		$403,227	$379		$1,143		$4,675		$2,110		$3,873
Reinvested	381		31,229	20		29		229		511		475
Redeemed	(5,915)		(196,816)	(251)		(1,152)		(2,662)		(2,245)		(13,157)
Net Increase (Decrease)	$(1,792	) $	237,640	$148		$20		$2,242		$376		$(8,809)
Shares:
Sold	344		36,621	35		106		433		195		357
Reinvested	36		2,902	2		3		22		48		45
Redeemed	(546)		(17,883)	(23)		(108)		(247)		(207)		(1,225)
Net Increase (Decrease)	(166)		21,640	14		1		208		36		(823)
Year Ended August 31, 2016
Dollars:
Sold	$15,403		$ 583,776	$691		$1,366		$7,109		$15,649		$12,729
Reinvested	438		23,643	18		34		209		474		484
Redeemed	(8,565)		(164,891)	(289)		(1,899)		(5,689)		(4,886)		(10,598)
Net Increase (Decrease)	$7,276		$ 442,528	$420		$(499	) $	1,629		$11,237		$2,615
Shares:
Sold	1,414		52,559	63		124		653		1,448		1,158
Reinvested	41		2,182	2		3		20		45		45
Redeemed	(783)		(14,834)	(27)		(173)		(526)		(449)		(974)
Net Increase (Decrease)	672		39,907	38		(46)		147		1,044		229

Distributions:
Period Ended February 28, 2017
From net investment income $	(377	) $	(31,019)	$(20	) $	(29	) $	(227	) $	(506	) $	(471)
From net realized gain on
investments	(4)		(210)	–		–		(2)		(5)		(4)
Total Dividends and Distributions $	(381	) $	(31,229)	$(20	) $	(29	) $	(229	) $	(511	) $	(475)
Year Ended August 31, 2016
From net investment income $	(403	) $	(22,140)	$(16	) $	(30	) $	(190	) $	(441	) $	(447)
From net realized gain on
investments	(35)		(1,503)	(2)		(4)		(19)		(33)		(37)
Total Dividends and Distributions $	(438	) $	(23,643)	$(18	) $	(34	) $	(209	) $	(474	) $	(484)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Diversified Real Asset Fund(a)

											Period Ended		Year Ended
											February 28, 2017		August 31, 2016
Operations
Net investment income (loss)												$30,844	$72,020
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												36,110	(351,578)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												68,381	246,705
			Net Increase (Decrease) in Net Assets Resulting from Operations									135,335	(32,853)

Dividends and Distributions to Shareholders
From net investment income												(96,628)	(36,288)
								Total Dividends and Distributions				(96,628)	(36,288)

Capital Share Transactions
Net increase (decrease) in capital share transactions												353,905	91,017
							Total Increase (Decrease) in Net Assets					392,612	21,876

Net Assets
Beginning of period												3,716,188	3,694,312
End of period (including undistributed net investment income as set forth below)												$4,108,800	$3,716,188
Undistributed (overdistributed) net investment income (loss)												$27,427	$93,211
	Class A		Class C		Class P		Institutional	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$51,997		$1,734		$52,248		$ 773,018	$10	$–	$–	$4,142
Reinvested	4,231		310		2,521		85,946	–	–	–	714
Redeemed	(157,439)		(5,931)		(38,260)		(415,145)	–	–	–	(6,191)
Net Increase (Decrease)	$(101,211	) $	(3,887	) $	16,509		$443,819	$10	$–	$–	$(1,335)
Shares:
Sold	4,735		161		4,751		70,137	1	–	–	378
Reinvested	394		29		235		7,995	–	–	–	66
Redeemed	(14,175)		(551)		(3,462)		(37,724)	–	–	–	(561)
Net Increase (Decrease)	(9,046)		(361)		1,524		40,408	1	–	–	(117)
Year Ended August 31, 2016(b)
Dollars:
Sold	$165,599		$3,159		$ 110,867		$ 1,235,726	$10	$10	$10	$53,784
Reinvested	451		–		2,773		31,461	–	–	–	18
Redeemed	(60,549)		(16,070)		(342,462)		(1,067,664)	–	–	–	(26,106)
Net Increase (Decrease)	$105,501		$ (12,911)		$ (228,822)		$199,523	$10	$10	$10	$27,696
Shares:
Sold	14,973		305		10,380		116,270	1	1	1	4,976
Reinvested	43		–		266		3,011	–	–	–	2
Redeemed	(5,733)		(1,547)		(32,473)		(101,291)	–	–	–	(2,379)
Net Increase (Decrease)	9,283		(1,242)		(21,827)		17,990	1	1	1	2,599

Distributions:
Period Ended February 28, 2017
From net investment income $	(4,313	) $	(369	) $	(3,760	) $	(87,472)	$–	$–	$–	$(714)
From net realized gain on
investments	–		–		–		–	–	–	–	–
Total Dividends and Distributions $	(4,313	) $	(369	) $	(3,760	) $	(87,472)	$–	$–	$–	$(714)
Year Ended August 31, 2016(b)
From net investment income $	(471	) $	– $		(2,999	) $	(32,800)	$–	$–	$–	$(18)
From net realized gain on
investments	–		–		–		–	–	–	–	–
Total Dividends and Distributions $	(471	) $	– $		(2,999	) $	(32,800)	$–	$–	$–	$(18)

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Period from March 29, 2016, date operations commenced, through August 31, 2016 for R-3, R-4 and R-5 shares.
(a)	Period from September 28, 2015, date operations commenced, through August 31, 2016.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Dynamic High Yield Explorer Fund

				Period Ended	Year Ended
				February 28, 2017	August 31, 2016
Operations
Net investment income (loss)				$356	$696
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				27	(906)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				333	582
			Net Increase (Decrease) in Net Assets Resulting from Operations	716	372

Dividends and Distributions to Shareholders
From net investment income				(347)	(751)
			Total Dividends and Distributions	(347)	(751)

Capital Share Transactions
Net increase (decrease) in capital share transactions				190	(277)
			Total Increase (Decrease) in Net Assets	559	(656)

Net Assets
Beginning of period				14,166	14,822
End of period (including undistributed net investment income as set forth below)				$14,725	$14,166
Undistributed (overdistributed) net investment income (loss)				$(1)	$(10)
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$219		$28
Reinvested	12		1
Redeemed	(63)		(7)
Net Increase (Decrease)	$168		$22
Shares:
Sold	24		3
Reinvested	1		–
Redeemed	(7)		(1)
Net Increase (Decrease)	18		2
Year Ended August 31, 2016
Dollars:
Sold	$118		$15
Reinvested	18		1
Redeemed	(422)		(7)
Net Increase (Decrease)	$(286	) $	9
Shares:
Sold	13		2
Reinvested	2		–
Redeemed	(45)		(1)
Net Increase (Decrease)	(30)		1

Distributions:
Period Ended February 28, 2017
From net investment income$	(177	) $	(170)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(177	) $	(170)
Year Ended August 31, 2016
From net investment income$	(380	) $	(371)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(380	) $	(371)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				EDGE MidCap Fund

				Period Ended	Period Ended
				February 28, 2017	August 31, 2016(a)
Operations
Net investment income (loss)				$1,654	$1,873
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				6,687	7,784
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				13,297	31,508
			Net Increase (Decrease) in Net Assets Resulting from Operations	21,638	41,165

Dividends and Distributions to Shareholders
From net investment income				(2,484)	(478)
From net realized gain on investments				(10,154)	(137)
			Total Dividends and Distributions	(12,638)	(615)

Capital Share Transactions
Net increase (decrease) in capital share transactions				719	252,065
			Total Increase (Decrease) in Net Assets	9,719	292,615

Net Assets
Beginning of period				292,615	–
End of period (including undistributed net investment income as set forth below)				$302,334	$292,615
Undistributed (overdistributed) net investment income (loss)				$587	$1,417
	Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2017(b)
Dollars:
Sold	$2,166		$10
Reinvested	12,634		–
Redeemed	(14,091)		–
Net Increase (Decrease)	$709		$10
Shares:
Sold	175		1
Reinvested	1,033		–
Redeemed	(1,162)		–
Net Increase (Decrease)	46		1

Period Ended August 31, 2016(a)
Dollars:
Sold	$255,488		N/A
Reinvested	615		N/A
Redeemed	(4,038)		N/A
Net Increase (Decrease)	$252,065		N/A
Shares:
Sold	24,185		N/A
Reinvested	61		N/A
Redeemed	(336)		N/A
Net Increase (Decrease)	23,910		N/A

Distributions:
Period Ended February 28, 2017(b)
From net investment income $	(2,484	) $	–
From net realized gain on
investments	(10,154)		–
Total Dividends and Distributions $	(12,638	) $	–

Period Ended August 31, 2016(a)
From net investment income $	(478)		N/A
From net realized gain on
investments	(137)		N/A
Total Dividends and Distributions $	(615)		N/A

(a)	Period from September 28, 2015, date operations commenced, through August 31, 2016.
(b)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Multi-Strategy Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$11,112	$12,320
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								34,249	(2,516)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								30,088	36,234
			Net Increase (Decrease) in Net Assets Resulting from Operations					75,449	46,038

Dividends and Distributions to Shareholders
From net investment income								(3,555)	(24,184)
From net realized gain on investments								–	(64,579)
							Total Dividends and Distributions	(3,555)	(88,763)

Capital Share Transactions
Net increase (decrease) in capital share transactions								68,480	(408,924)
							Total Increase (Decrease) in Net Assets	140,374	(451,649)

Net Assets
Beginning of period								2,754,028	3,205,677
End of period (including undistributed net investment income as set forth below)								$2,894,402	$2,754,028
Undistributed (overdistributed) net investment income (loss)								$4,934	$(2,623)
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$21,870		$4,054		$63,622		$ 327,163
Reinvested	–		–		70		2,864
Redeemed	(54,871)		(9,126)		(47,515)		(239,651)
Net Increase (Decrease)	$(33,001	) $	(5,072	) $	16,177		$90,376
Shares:
Sold	2,021		383		5,820		29,890
Reinvested	–		–		6		262
Redeemed	(5,043)		(861)		(4,369)		(21,927)
Net Increase (Decrease)	(3,022)		(478)		1,457		8,225
Year Ended August 31, 2016
Dollars:
Sold	$71,294		$16,274		$ 168,441		$722,819
Reinvested	4,173		1,208		6,741		63,629
Redeemed	(111,180)		(20,162)		(166,821)		(1,165,340)
Net Increase (Decrease)	$(35,713	) $	(2,680	) $	8,361		$ (378,892)
Shares:
Sold	6,722		1,550		15,780		67,670
Reinvested	395		116		635		5,972
Redeemed	(10,450)		(1,934)		(15,732)		(108,839)
Net Increase (Decrease)	(3,333)		(268)		683		(35,197)

Distributions:
Period Ended February 28, 2017
From net investment income $	– $		– $		(93	) $	(3,462)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	– $		– $		(93	) $	(3,462)
Year Ended August 31, 2016
From net investment income $	(889	) $	– $		(2,416	) $	(20,879)
From net realized gain on
investments	(3,482)		(1,372)		(6,513)		(53,212)
Total Dividends and Distributions $	(4,371	) $	(1,372	) $	(8,929	) $	(74,091)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

						Global Opportunities
Amounts in thousands						Equity Hedged Fund

						Period Ended	Period Ended
						February 28, 2017	August 31, 2016(a)
Operations
Net investment income (loss)						$18	$67
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(493)	(685)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						529	(27)
			Net Increase (Decrease) in Net Assets Resulting from Operations			54	(645)

Dividends and Distributions to Shareholders
From net investment income						(80)	(10)
					Total Dividends and Distributions	(80)	(10)

Capital Share Transactions
Net increase (decrease) in capital share transactions						103	7,571
					Total Increase (Decrease) in Net Assets	77	6,916

Net Assets
Beginning of period						6,916	–
End of period (including undistributed net investment income as set forth below)						$6,993	$6,916
Undistributed (overdistributed) net investment income (loss)						$(13)	$49
	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$107	$	– $		–
Reinvested	2		–		–
Redeemed	(6)		–		–
Net Increase (Decrease)	$103	$	– $		–
Shares:
Sold	12		–		–
Redeemed	(1)		–		–
Net Increase (Decrease)	11		–		–

Period Ended August 31, 2016(a)
Dollars:
Sold	$2,622		$2,500		$2,500
Redeemed	(51)		–		–
Net Increase (Decrease)	$2,571		$2,500		$2,500
Shares:
Sold	262		250		250
Redeemed	(5)		–		–
Net Increase (Decrease)	257		250		250

Distributions:
Period Ended February 28, 2017
From net investment income $	(28	) $	(26	) $	(26)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(28	) $	(26	) $	(26)

Period Ended August 31, 2016(a)
From net investment income $	(4	) $	(3	) $	(3)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(4	) $	(3	) $	(3)

(a)	Period from September 22, 2015, date operations commenced, through August 31, 2016.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Opportunities Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$7,021	$19,485
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(1,596)	(15,503)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								58,569	36,978
			Net Increase (Decrease) in Net Assets Resulting from Operations					63,994	40,960

Dividends and Distributions to Shareholders
From net investment income								(22,466)	(17,170)
From net realized gain on investments								–	(11,153)
							Total Dividends and Distributions	(22,466)	(28,323)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(70,556)	52,905
							Total Increase (Decrease) in Net Assets	(29,028)	65,542

Net Assets
Beginning of period								1,327,599	1,262,057
End of period (including undistributed net investment income as set forth below)								$1,298,571	$1,327,599
Undistributed (overdistributed) net investment income (loss)								$3,337	$18,782
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$583		$327		$32		$34,269
Reinvested	48		3		1		22,413
Redeemed	(1,130)		(403)		(126)		(126,573)
Net Increase (Decrease)	$(499	) $	(73	) $	(93	) $	(69,891)
Shares:
Sold	52		29		3		2,966
Reinvested	4		–		–		1,968
Redeemed	(99)		(36)		(11)		(10,982)
Net Increase (Decrease)	(43)		(7)		(8)		(6,048)
Year Ended August 31, 2016
Dollars:
Sold	$1,942		$645		$237		$ 293,433
Reinvested	70		17		11		28,218
Redeemed	(1,179)		(614)		(879)		(268,996)
Net Increase (Decrease)	$833		$48		$(631	) $	52,655
Shares:
Sold	172		57		21		26,081
Reinvested	6		1		1		2,433
Redeemed	(104)		(55)		(78)		(23,864)
Net Increase (Decrease)	74		3		(56)		4,650

Distributions:
Period Ended February 28, 2017
From net investment income $	(49	) $	(3	) $	(1	) $	(22,413)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(49	) $	(3	) $	(1	) $	(22,413)
Year Ended August 31, 2016
From net investment income $	(35	) $	(2	) $	(7	) $	(17,126)
From net realized gain on
investments	(38)		(16)		(5)		(11,094)
Total Dividends and Distributions $	(73	) $	(18	) $	(12	) $	(28,220)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													International Equity Index Fund

													Period Ended	Year Ended
													February 28, 2017	August 31, 2016
Operations
Net investment income (loss)													$6,764	$23,061
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													4,466	1,612
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													27,485	(19,222)
		Net Increase (Decrease) in Net Assets Resulting from Operations											38,715	5,451

Dividends and Distributions to Shareholders
From net investment income													(24,864)	(19,668)
From net realized gain on investments													–	(9,422)
								Total Dividends and Distributions					(24,864)	(29,090)

Capital Share Transactions
Net increase (decrease) in capital share transactions													20,982	114,992
						Total Increase (Decrease) in Net Assets							34,833	91,353

Net Assets
Beginning of period													890,173	798,820
End of period (including undistributed net investment income as set forth below)													$925,006	$890,173
Undistributed (overdistributed) net investment income (loss)													$(2,033)	$16,067
	Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$77,489	$205		$176		$2,590		$2,092		$1,578		$10
Reinvested	23,462	11		15		360		307		709		–
Redeemed	(74,390)	(118)		(237)		(2,211)		(4,684)		(6,382)		–
Net Increase (Decrease)	$26,561	$98		$(46	) $	739		$(2,285	) $	(4,095	) $	10
Shares:
Sold	8,461	23		19		288		230		173		1
Reinvested	2,636	1		2		41		35		80		–
Redeemed	(8,056)	(13)		(26)		(246)		(509)		(695)		–
Net Increase (Decrease)	3,041	11		(5)		83		(244)		(442)		1
Year Ended August 31, 2016
Dollars:
Sold	$199,026	$317		$437		$4,656		$6,431		$10,827		N/A
Reinvested	27,159	23		25		448		357		1,078		N/A
Redeemed	(109,263)	(411)		(290)		(4,351)		(6,216)		(15,261)		N/A
Net Increase (Decrease)	$116,922	$(71	) $	172		$753		$572		$(3,356)		N/A
Shares:
Sold	22,162	36		49		527		713		1,194		N/A
Reinvested	2,942	3		2		50		39		117		N/A
Redeemed	(11,953)	(48)		(32)		(479)		(691)		(1,677)		N/A
Net Increase (Decrease)	13,151	(9)		19		98		61		(366)		N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	(23,462)	$(11	) $	(15	) $	(360	) $	(307	) $	(709	) $	–
From net realized gain on
investments	–	–		–		–		–		–		–
Total Dividends and Distributions $	(23,462)	$(11	) $	(15	) $	(360	) $	(307	) $	(709	) $	–
Year Ended August 31, 2016
From net investment income $	(18,442)	$(14	) $	(15	) $	(277	) $	(229	) $	(691)		N/A
From net realized gain on
investments	(8,717)	(9)		(10)		(171)		(128)		(387)		N/A
Total Dividends and Distributions $	(27,159)	$(23	) $	(25	) $	(448	) $	(357	) $	(1,078)		N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						International Small Company Fund

						Period Ended	Year Ended
						February 28, 2017	August 31, 2016
Operations
Net investment income (loss)						$1,262	$410
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						1,124	(2,618)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						30,710	2,898
			Net Increase (Decrease) in Net Assets Resulting from Operations			33,096	690

Dividends and Distributions to Shareholders
From net investment income						(1,380)	(181)
					Total Dividends and Distributions	(1,380)	(181)

Capital Share Transactions
Net increase (decrease) in capital share transactions						429,613	157,298
					Total Increase (Decrease) in Net Assets	461,329	157,807

Net Assets
Beginning of period						170,969	13,162
End of period (including undistributed net investment income as set forth below)						$632,298	$170,969
Undistributed (overdistributed) net investment income (loss)						$288	$406
	Class A		Class P	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$463	$	– $	444,217	$10
Reinvested	2		–	1,378	–
Redeemed	(844)		–	(15,613)	–
Net Increase (Decrease)	$(379	) $	– $	429,982	$10
Shares:
Sold	47		–	44,808	1
Reinvested	–		–	142	–
Redeemed	(85)		–	(1,554)	–
Net Increase (Decrease)	(38)		–	43,396	1
Year Ended August 31, 2016
Dollars:
Sold	$1,165	$	– $	167,975	N/A
Reinvested	26		–	64	N/A
Redeemed	(4,764)		(4,232)	(2,936)	N/A
Net Increase (Decrease)	$(3,573	) $	(4,232)	$ 165,103	N/A
Shares:
Sold	123		–	17,079	N/A
Reinvested	3		–	7	N/A
Redeemed	(489)		(432)	(329)	N/A
Net Increase (Decrease)	(363)		(432)	16,757	N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	(2	) $	–	$(1,378)	$–
From net realized gain on
investments	–		–	–	–
Total Dividends and Distributions $	(2	) $	–	$(1,378)	$–
Year Ended August 31, 2016
From net investment income $	(74	) $	(43)	$(64)	N/A
From net realized gain on
investments	–		–	–	N/A
Total Dividends and Distributions $	(74	) $	(43)	$(64)	N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

					Multi-Manager
Amounts in thousands					Equity Long/Short Fund

					Period Ended	Period Ended
					February 28, 2017	August 31, 2016(a)
Operations
Net investment income (loss)					$(1,772)	$(884)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					1,411	(2,195)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					14,173	4,899
		Net Increase (Decrease) in Net Assets Resulting from Operations			13,812	1,820

Dividends and Distributions to Shareholders
From net investment income					(1,487)	–
From net realized gain on investments					(910)	–
				Total Dividends and Distributions	(2,397)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions					(13,406)	324,242
				Total Increase (Decrease) in Net Assets	(1,991)	326,062

Net Assets
Beginning of period					326,062	–
End of period (including undistributed net investment income as set forth below)					$324,071	$326,062
Undistributed (overdistributed) net investment income (loss)					$(2,378)	$881
	Class A	Class P	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$54	$–	$50	$6,971
Reinvested	1	–	–	2,396
Redeemed	–	–	(20)	(22,858)
Net Increase (Decrease)	$55	$–	$30	$(13,491)
Shares:
Sold	5	–	5	687
Reinvested	–	–	–	236
Redeemed	–	–	(2)	(2,232)
Net Increase (Decrease)	5	–	3	(1,309)

Period Ended August 31, 2016(a)
Dollars:
Sold	$55	$10	$10	$324,461
Redeemed	–	–	–	(294)
Net Increase (Decrease)	$55	$10	$10	$324,167
Shares:
Sold	6	1	1	32,648
Redeemed	–	–	–	(29)
Net Increase (Decrease)	6	1	1	32,619

Distributions:
Period Ended February 28, 2017
From net investment income $	(1)	$–	$–	$(1,486)
From net realized gain on
investments	–	–	–	(910)
Total Dividends and Distributions $	(1)	$–	$–	$(2,396)

Period Ended August 31, 2016(a)
From net investment income $	–	$–	$–	$–
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–

(a)	Period from March 31, 2016, date operations commenced, through August 31, 2016.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Opportunistic Municipal Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$2,437	$3,418
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(1,359)	111
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(9,631)	7,099
			Net Increase (Decrease) in Net Assets Resulting from Operations					(8,553)	10,628

Dividends and Distributions to Shareholders
From net investment income								(2,305)	(3,302)
							Total Dividends and Distributions	(2,305)	(3,302)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(15,972)	84,228
							Total Increase (Decrease) in Net Assets	(26,830)	91,554

Net Assets
Beginning of period								140,304	48,750
End of period (including undistributed net investment income as set forth below)								$113,474	$140,304
Undistributed (overdistributed) net investment income (loss)								$338	$206
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$10,803		$1,464		$17,297		$242
Reinvested	688		118		1,249		39
Redeemed	(17,129)		(1,204)		(26,798)		(2,741)
Net Increase (Decrease)	$(5,638	) $	378		$(8,252	) $	(2,460)
Shares:
Sold	1,027		139		1,655		23
Reinvested	66		12		121		4
Redeemed	(1,672)		(117)		(2,610)		(272)
Net Increase (Decrease)	(579)		34		(834)		(245)
Year Ended August 31, 2016
Dollars:
Sold	$34,745		$6,664		$60,056		$3,504
Reinvested	952		145		1,663		35
Redeemed	(11,821)		(1,261)		(10,429)		(25)
Net Increase (Decrease)	$23,876		$5,548		$51,290		$3,514
Shares:
Sold	3,260		629		5,653		325
Reinvested	89		13		155		3
Redeemed	(1,100)		(118)		(973)		(2)
Net Increase (Decrease)	2,249		524		4,835		326

Distributions:
Period Ended February 28, 2017
From net investment income $	(789	) $	(221	) $	(1,250	) $	(45)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(789	) $	(221	) $	(1,250	) $	(45)
Year Ended August 31, 2016
From net investment income $	(1,245	) $	(358	) $	(1,664	) $	(35)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(1,245	) $	(358	) $	(1,664	) $	(35)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Origin Emerging Markets Fund

							Period Ended	Year Ended
							February 28, 2017	August 31, 2016
Operations
Net investment income (loss)							$(1,421)	$6,692
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(8,148)	(132,606)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							17,933	178,404
			Net Increase (Decrease) in Net Assets Resulting from Operations				8,364	52,490

Dividends and Distributions to Shareholders
From net investment income							(5,516)	(7,563)
						Total Dividends and Distributions	(5,516)	(7,563)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(139,954)	(82,612)
						Total Increase (Decrease) in Net Assets	(137,106)	(37,685)

Net Assets
Beginning of period							778,645	816,330
End of period (including undistributed net investment income as set forth below)							$641,539	$778,645
Undistributed (overdistributed) net investment income (loss)							$(1,588)	$5,349
	Class A	Class P		Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$83		$–	$33,822		$–
Reinvested	1		–	5,514		–
Redeemed	(26)		–	(179,348)		–
Net Increase (Decrease)	$58		$–	$(140,012	) $	–
Shares:
Sold	10		–	3,848		–
Reinvested	–		–	677		–
Redeemed	(3)		–	(20,940)		–
Net Increase (Decrease)	7		–	(16,415)		–
Year Ended August 31, 2016(a)
Dollars:
Sold	$270		$10	$209,412		$–
Reinvested	2		–	7,559		–
Redeemed	(102)		–	(299,763)		–
Net Increase (Decrease)	$170		$10	$(82,792	) $	–
Shares:
Sold	32		1	26,073		–
Reinvested	–		–	914		–
Redeemed	(13)		–	(37,173)		–
Net Increase (Decrease)	19		1	(10,186)		–

Distributions:
Period Ended February 28, 2017
From net investment income $	(1	) $	–	$(5,514	) $	(1)
From net realized gain on
investments	–		–	–		–
Total Dividends and Distributions $	(1	) $	–	$(5,514	) $	(1)
Year Ended August 31, 2016(a)
From net investment income $	(3	) $	–	$(7,559	) $	(1)
From net realized gain on
investments	–		–	–		–
Total Dividends and Distributions $	(3	) $	–	$(7,559	) $	(1)

(a)	Period from March 29, 2016, date operations commenced, through August 31, 2016 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Preferred Securities Fund

	Period Ended	Year Ended
	February 28, 2017	August 31, 2016
Operations
Net investment income (loss)	$140,965	$255,205
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	24,407	53,012
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(67,226)	51,582
Net Increase (Decrease) in Net Assets Resulting from Operations	98,146	359,799

Dividends and Distributions to Shareholders
From net investment income	(130,489)	(246,710)
From net realized gain on investments	(49,533)	(42,753)
Total Dividends and Distributions	(180,022)	(289,463)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(241,118)	939,469
Total Increase (Decrease) in Net Assets	(322,994)	1,009,805

Net Assets
Beginning of period	5,827,670	4,817,865
End of period (including undistributed net investment income as set forth below)	$5,504,676	$5,827,670
Undistributed (overdistributed) net investment income (loss)	$34,376	$23,900

	Class A	Class C	Class J	Class P	Institutional		R-1	R-2	R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$129,666	$39,032	$4,088	$ 399,723	$394,187		$252	$321	$685		$2,028		$622		$10
Reinvested	22,096	16,329	1,563	32,040	49,448		48	29	99		60		118		–
Redeemed	(307,730)	(118,442)	(6,346)	(401,810)	(496,500)		(237)	(132)	(1,042)		(130)		(1,193)		–
Net Increase (Decrease)	$(155,968)	$ (63,081) $	(695)	$ 29,953	$(52,865	) $	63	$218	$(258	) $	1,958		$(453	) $	10
Shares:
Sold	12,709	3,835	412	39,605	39,017		26	32	67		204		62		1
Reinvested	2,190	1,621	159	3,198	4,930		5	3	10		6		12		–
Redeemed	(30,283)	(11,688)	(642)	(39,904)	(49,378)		(24)	(13)	(104)		(13)		(119)		–
Net Increase (Decrease)	(15,384)	(6,232)	(71)	2,899	(5,431)		7	22	(27)		197		(45)		1
Year Ended August 31, 2016
Dollars:
Sold	$475,347	$ 173,695	$14,119	$ 821,293	$1,295,888		$669	$473	$926		$1,765		$1,163		N/A
Reinvested	37,931	26,703	2,686	48,835	67,652		81	75	196		76		220		N/A
Redeemed	(354,083)	(124,635)	(10,649)	(662,446)	(872,625)		(535)	(890)	(1,597)		(1,986)		(878)		N/A
Net Increase (Decrease)	$159,195	$75,763	$6,156	$ 207,682	$490,915		$215	$(342)	$(475	) $	(145	) $	505		N/A
Shares:
Sold	46,776	17,121	1,417	81,437	128,129		67	47	92		175		115		N/A
Reinvested	3,737	2,634	271	4,843	6,701		8	8	20		8		22		N/A
Redeemed	(34,858)	(12,283)	(1,075)	(65,989)	(86,387)		(53)	(88)	(159)		(199)		(87)		N/A
Net Increase (Decrease)	15,655	7,472	613	20,291	48,443		22	(33)	(47)		(16)		50		N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	(18,532) $	(15,568) $	(1,142)	$ (37,347) $	(57,635)		$(33)	$(27)	$(71	) $	(47	) $	(87)		$–
From net realized gain on
investments	(7,274)	(7,181)	(435)	(13,549)	(20,994)		(16)	(11)	(29)		(13)		(31)		–
Total Dividends and Distributions $	(25,806) $	(22,749) $	(1,577)	$ (50,896) $	(78,629)		$(49)	$(38)	$(100	) $	(60	) $	(118)		$–
Year Ended August 31, 2016
From net investment income $	(37,554) $	(31,583) $	(2,287)	$ (67,845) $	(106,888) $		(69)	$(69)	$(164	) $	(65	) $	(186)		N/A
From net realized gain on
investments	(6,571)	(6,863)	(421)	(11,569)	(17,224)		(14)	(13)	(33)		(11)		(34)		N/A
Total Dividends and Distributions $	(44,125) $	(38,446) $	(2,708)	$ (79,414) $	(124,112) $		(83)	$(82)	$(197	) $	(76	) $	(220)		N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in dollars			Real Estate Allocation Fund

			Period Ended	Year Ended
			February 28, 2017	August 31, 2016
Operations
Net investment income (loss)			$22,004	$12,735
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(139)	4,544
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(45,357)	46,748
		Net Increase (Decrease) in Net Assets Resulting from Operations	(23,492)	64,027

Dividends and Distributions to Shareholders
From net investment income			(21,148)	(12,382)
From net realized gain on investments			(5,295)	(56)
		Total Dividends and Distributions	(26,443)	(12,438)

Capital Share Transactions
Net increase (decrease) in capital share transactions			482,973	546,289
		Total Increase (Decrease) in Net Assets	433,038	597,878

Net Assets
Beginning of period			918,262	320,384
End of period (including undistributed net investment income as set forth below)			$1,351,300	$918,262
Undistributed (overdistributed) net investment income (loss)			$2,598	$1,742
	Class A	Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$519,453	$73,335
Reinvested	21,033	5,410
Redeemed	(127,580)	(8,678)
Net Increase (Decrease)	$412,906	$70,067
Shares:
Sold	52,336	7,492
Reinvested	2,159	554
Redeemed	(12,778)	(890)
Net Increase (Decrease)	41,717	7,156
Year Ended August 31, 2016
Dollars:
Sold	$429,545	$186,306
Reinvested	11,434	1,004
Redeemed	(64,022)	(17,978)
Net Increase (Decrease)	$376,957	$169,332
Shares:
Sold	43,511	18,712
Reinvested	1,161	99
Redeemed	(6,450)	(1,747)
Net Increase (Decrease)	38,222	17,064

Distributions:
Period Ended February 28, 2017
From net investment income$	(16,846) $	(4,302)
From net realized gain on
investments	(4,187)	(1,108)
Total Dividends and Distributions$	(21,033) $	(5,410)
Year Ended August 31, 2016
From net investment income$	(11,379) $	(1,003)
From net realized gain on
investments	(55)	(1)
Total Dividends and Distributions$	(11,434) $	(1,004)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Debt Income Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$2,728	$2,396
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(352)	4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(4,713)	2,979
			Net Increase (Decrease) in Net Assets Resulting from Operations					(2,337)	5,379

Dividends and Distributions to Shareholders
From net investment income								(2,665)	(2,379)
From net realized gain on investments								(5)	–
							Total Dividends and Distributions	(2,670)	(2,379)

Capital Share Transactions
Net increase (decrease) in capital share transactions								22,568	107,225
							Total Increase (Decrease) in Net Assets	17,561	110,225

Net Assets
Beginning of period								154,783	44,558
End of period (including undistributed net investment income as set forth below)								$172,344	$154,783
Undistributed (overdistributed) net investment income (loss)								$96	$33
	Class A		Class P		Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$325		$35		$24,924		$10
Reinvested	12		2		2,656		–
Redeemed	(266)		(54)		(5,076)		–
Net Increase (Decrease)	$71		$(17	) $	22,504		$10
Shares:
Sold	34		4		2,605		1
Reinvested	1		–		277		–
Redeemed	(27)		(6)		(529)		–
Net Increase (Decrease)	8		(2)		2,353		1
Year Ended August 31, 2016
Dollars:
Sold	$907		$484		$ 149,596		N/A
Reinvested	11		7		1,324		N/A
Redeemed	(21,924)		(469)		(22,711)		N/A
Net Increase (Decrease)	$(21,006	) $	22		$128,209		N/A
Shares:
Sold	94		50		15,509		N/A
Reinvested	1		1		135		N/A
Redeemed	(2,275)		(49)		(2,354)		N/A
Net Increase (Decrease)	(2,180)		2		13,290		N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	(12	) $	(2	) $	(2,651	) $	–
From net realized gain on
investments	–		–		(5)		–
Total Dividends and Distributions $	(12	) $	(2	) $	(2,656	) $	–
Year Ended August 31, 2016
From net investment income $	(509	) $	(7	) $	(1,863)		N/A
From net realized gain on
investments	–		–		–		N/A
Total Dividends and Distributions $	(509	) $	(7	) $	(1,863)		N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$31,789	$50,353
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								85,491	(30,785)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								246,890	368,558
			Net Increase (Decrease) in Net Assets Resulting from Operations					364,170	388,126

Dividends and Distributions to Shareholders
From net investment income								(53,544)	(44,005)
From net realized gain on investments								–	(33,793)
							Total Dividends and Distributions	(53,544)	(77,798)

Capital Share Transactions
Net increase (decrease) in capital share transactions								481,813	261,732
					Total Increase (Decrease) in Net Assets			792,439	572,060

Net Assets
Beginning of period								2,291,200	1,719,140
End of period (including undistributed net investment income as set forth below)								$3,083,639	$2,291,200
Undistributed (overdistributed) net investment income (loss)								$22,831	$44,586
	Class A		Class C	Class P	Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$97,334		$27,232	$382,724	$ 353,876		$10
Reinvested	4,376		2,497	16,979	27,514		–
Redeemed	(70,364)		(19,494) )	(120,263	(220,608)		–
Net Increase (Decrease)	$31,346		$10,235	$ 279,440	$160,782		$10
Shares:
Sold	6,282		1,788	23,887	23,375		1
Reinvested	277		159	1,064	1,743		–
Redeemed	(4,404)		(1,256)	(7,557)	(13,959)		–
Net Increase (Decrease)	2,155		691	17,394	11,159		1
Year Ended August 31, 2016
Dollars:
Sold	$73,239		$38,847	$304,443	$ 243,297		N/A
Reinvested	6,089		4,141	23,657	40,737		N/A
Redeemed	(67,249)		(33,902)	(218,874)	(152,693)		N/A
Net Increase (Decrease)	$12,079		$9,086	$ 109,226	$131,341		N/A
Shares:
Sold	5,304		2,882	22,025	17,861		N/A
Reinvested	477		328	1,824	3,168		N/A
Redeemed	(5,097)		(2,631)	(16,658)	(11,405)		N/A
Net Increase (Decrease)	684		579	7,191	9,624		N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	(4,846	) $	(2,787) $	$(18,233)	(27,678	) $	–
From net realized gain on
investments	–		–	–	–		–
Total Dividends and Distributions $	(4,846	) $	(2,787)	$(18,233)	$(27,678	) $	–
Year Ended August 31, 2016
From net investment income $	(3,698	) $	(2,062)	$(14,473)	$(23,772)		N/A
From net realized gain on
investments	(3,134)		(2,665)	(10,927)	(17,067)		N/A
Total Dividends and Distributions $	(6,832	) $	(4,727)	$(25,400)	$(40,839)		N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				SystematEx International Fund

				Period Ended	Period Ended
				February 28, 2017	August 31, 2016(a)
Operations
Net investment income (loss)				$388	$873
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				177	(660)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				2,573	2,644
			Net Increase (Decrease) in Net Assets Resulting from Operations	3,138	2,857

Dividends and Distributions to Shareholders
From net investment income				(1,324)	(35)
From net realized gain on investments				–	(12)
			Total Dividends and Distributions	(1,324)	(47)

Capital Share Transactions
Net increase (decrease) in capital share transactions				2,362	60,482
			Total Increase (Decrease) in Net Assets	4,176	63,292

Net Assets
Beginning of period				63,292	–
End of period (including undistributed net investment income as set forth below)				$67,468	$63,292
Undistributed (overdistributed) net investment income (loss)				$(31)	$905
Institutional			R-6
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$90		$6,179
Reinvested	83		1,235
Redeemed	(4,103)		(1,122)
Net Increase (Decrease)	$(3,930	) $	6,292
Shares:
Sold	9		573
Reinvested	8		121
Redeemed	(381)		(107)
Net Increase (Decrease)	(364)		587

Period Ended August 31, 2016(a)
Dollars:
Sold	$7,779		$ 61,172
Redeemed	(3,845)		(4,624)
Net Increase (Decrease)	$3,934		$ 56,548
Shares:
Sold	789		6,120
Redeemed	(386)		(461)
Net Increase (Decrease)	403		5,659

Distributions:
Period Ended February 28, 2017
From net investment income$	(89	) $	(1,235)
From net realized gain on
investments	–		–
Total Dividends and Distributions$	(89	) $	(1,235)

Period Ended August 31, 2016(a)
From net investment income$	(19	) $	(16)
From net realized gain on
investments	(6)		(6)
Total Dividends and Distributions$	(25	) $	(22)

(a)	Period from September 22, 2015, date operations commenced, through August 31, 2016.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		SystematEx Large Value Fund

		Period Ended	Period Ended
		February 28, 2017	August 31, 2016(a)
Operations
Net investment income (loss)		$86	$174
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		103	(5)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		717	842
	Net Increase (Decrease) in Net Assets Resulting from Operations	906	1,011

Dividends and Distributions to Shareholders
From net investment income		(184)	(53)
From net realized gain on investments		–	(17)
	Total Dividends and Distributions	(184)	(70)

Capital Share Transactions
Net increase (decrease) in capital share transactions		2	7,575
	Total Increase (Decrease) in Net Assets	724	8,516

Net Assets
Beginning of period		8,516	–
End of period (including undistributed net investment income as set forth below)		$9,240	$8,516
Undistributed (overdistributed) net investment income (loss)		$23	$121
	R-6
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Reinvested	2
Net Increase (Decrease)	$2
Shares:
Net Increase (Decrease)	–
Period Ended August 31, 2016(a)
Dollars:
Sold	$7,575
Net Increase (Decrease)	$7,575
Shares:
Sold	757
Net Increase (Decrease)	757

Distributions:
Period Ended February 28, 2017
From net investment income $	(184)
From net realized gain on
investments	–
Total Dividends and Distributions $	(184)
Period Ended August 31, 2016(a)
From net investment income $	(53)
From net realized gain on
investments	(17)
Total Dividends and Distributions $	(70)

(a)	Period from September 22, 2015, date operations commenced, through August 31, 2016.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Allocation Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund and SystematEx Large Value Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective September 22, 2015, the initial purchases of $2,500,000 of Class A shares, Class P shares and Institutional shares of Global Opportunities Equity Hedged Fund were made by Principal Financial Services, Inc.

Effective September 22, 2015, the initial purchases of $4,000,000 and $3,500,000 of Institutional shares and R-6 shares, respectively, of SystematEx International Fund were made by Principal Financial Services, Inc.

Effective September 22, 2015, the initial purchase of $7,500,000 of R-6 shares of SystematEx Large Value Fund was made by Principal Financial Services, Inc.

Effective September 28, 2015, the initial purchase of $10,000 of Institutional shares of Edge MidCap Fund was made by Principal Management Corporation (the “Manager”).

Effective March 29, 2016, the initial purchases of $10,000 of R-3, R-4 and R-5 shares of Blue Chip Fund and Diversified Real Asset Fund were made by the Manager.

Effective March 29, 2016, the initial purchase of $10,000 of Class P shares of Origin Emerging Markets Fund was made by the Manager.

Effective March 31, 2016, the initial purchases of $10,000 of Class A, Class P, Institutional and R-6 shares of Multi-Manager Equity Long/Short Fund were made by the Manager.

Effective October 30, 2016, Credit Opportunities Explorer Fund liquidated its net assets and proceeds were sent to shareholders.

Effective January 3, 2017, the initial purchases of $10,000 of R-6 shares of Blue Chip Fund, EDGE MidCap Fund, International Equity Index Fund, International Small Company Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

The Funds (with the exception of Real Estate Allocation Fund) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Global Opportunities				International		International
Equity Hedged Fund		Global Opportunities Fund		Equity Index Fund		Small Company Fund
British Pound	9.0%	British Pound	9.2%	Euro	29.5%	Japanese Yen	28.8%
Euro	8.0	Euro	8.5	Japanese Yen	23.5	Euro	20.2
Japanese Yen	7.4	Japanese Yen	7.6	British Pound	17.7	British Pound	18.7
				Swiss Franc	8.6	Canadian Dollar	10.5
				Australian Dollar	7.5

Multi-Manager		Origin		SystematEx
Equity Long/Short Fund		Emerging Markets Fund		International Fund
Euro	7.7%	Hong Kong Dollar	36.5%	Euro	33.4%
		New Taiwan Dollar	10.5	Japanese Yen	25.0
		South Korean Won	5.4	British Pound	15.2
				Swiss Franc	8.9
				Australian Dollar	6.6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that the Real Estate Allocation Fund bears directly, the Real Estate Allocation Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Expenses included in the statement of operations of Real Estate Allocation Fund reflect the expenses of Real Estate Allocation Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2017, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the, shorter of the fiscal years from 2013-2015 or commencement of the fund’s operations to 2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Basis for Consolidation. Diversified Real Asset Fund (the “Consolidated Fund”) may invest up to 25% of its total assets in its wholly-owned subsidiary DRA Cayman Corporation (a “Cayman Subsidiary”) organized under the laws of the Cayman Islands. Diversified Real Asset Fund is the sole shareholder of the Cayman Subsidiary, and shares of the Cayman Subsidiary will not be sold or offered to other investors. To the extent that Diversified Real Asset Fund invests in its Cayman Subsidiary, it will be subject to the particular risks associated with the Cayman Subsidiary’s investments, which are discussed in the applicable Prospectus and SAI. The principal purpose of investing in the Cayman Subsidiary is to allow Diversified Real Asset Fund to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman Subsidiary. The consolidated financial statements include the accounts of Diversified Real Asset Fund and its Cayman Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2017, the net assets of the Cayman Subsidiary were $347,869,000 or 9.4% of the Consolidated Fund’s net assets.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The new rules and forms will be effective beginning in 2017. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). Bond Market Index Fund, Diversified Real Asset Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Origin Emerging Markets Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest income received is included in interest income on the statements of operations.

During the period ended February 28, 2017, funds borrowing from the Facility were as follows (amounts in thousands):

	Average	Weighted Average
	Outstanding Balance	Annual Interest Rate
Blue Chip Fund	$1,279	1.09%
Global Opportunities Fund	962	1.04
International Equity Index Fund	535	1.17
International Small Company Fund	1.93
Opportunistic Municipal Fund	302	1.16
Origin Emerging Markets Fund	739	1.17
Preferred Securities Fund	2,945	1.15
SystematEx International Fund	41	1.04
SystematEx Large Value Fund	6	1.15

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. During the period ended February 28, 2017, Origin Emerging Markets Fund borrowed against the line of credit. The average outstanding balance for the liability during the period ended February 28, 2017 was $5,000 at a weighted average annual interest rate of 1.68%. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund, Global Multi-Strategy Fund and Multi-Manager Equity Long/Short Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of February 28, 2017, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Diversified Real Asset Fund

Financial Derivative Instruments: Over the Counter Summary

								Counterparty
	BOA	BARC	BNP	CITI	CA	DB	GS	HSBC	JPM	MB^^	MS	NBA	NT	SS	UBS	WP	Total
Assets*
Foreign Currency
Contracts	$2	$652	$53	$9	$—	$520	$—	$205	$4,839	$—	$9	$—	$6	$1	$8	$—	$6,304
Interest Rate Swaps	—	567	—	—	—	50	—	—	—	—	—	—	—	—	—	—	617
Purchased Interest
Rate Swaptions	—	49	—	—	—	403	—	—	—	—	—	—	—	—	—	—	452
Purchased Options	—	4	—	—	—	58	191	—	264	—	—	—	—	—	—	—	517
Total Return Swaps	—	—	—	—	—	—	—	—	—	147	—	—	—	—	—	—	147
Total OTC	$2	$1,272	$53	$9	$—	$1,031	$191	$205	$5,103	$147	$9	$—	$6	$1	$8	$—	$8,037

Liabilities*
Foreign Currency
Contracts	$—	$(1,081)	$—	$(36)	$(16)	$(446)	$—	$—	$($4,568)	$—	$(53)	$(17)	$—	$—	$(146)	$(3)	$(6,366)
Interest Rate Swaps	—	(176)	—	—	—	(50)	—	—	—	—	—	—	—	—	—	—	(226)
Written Interest
Rate Swaptions	—	(20)	—	—	—	(171)	—	—	—	—	—	—	—	—	—	—	(191)
Written Options	—	(31)	—	—	—	(4)	(137)	—	(89)	—	—	—	—	—	—	—	(261)
Total OTC	$—	$(1,308)	$—	$(36)	$(16)	$(671)	$(137)	$—	$($4,657)	$—	$(53)	$(17)	$—	$—	$(146)	$(3)	$(7,044)

Net Market Value
of OTC
Derivatives	$2	$(36)	$53	$(27)	$(16)	$360	$54	$205	$446	$147	$(44)	$(17)	$6	$1	$(138)	$(3)	$993
Collateral
(Received)/Pledged	—	36 **	—	—	—	(229)^	—	—	(446)^	—	—	—	—	—	—	—	$(639)^
Net Exposure	$2	$—	$53	$(27)	$(16)	$131	$54	$205	$—	$147	$(44)	$(17)	$6	$1	$(138)	$(3)	$354

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary

						Counterparty
	BOA	BARC	BNYM	CITI	CBA	CS	DB	GS		HSBC	JPM		ML	MS	Total
Assets*
Credit Default Swaps	$137	$2	$—	$2,278	$—	$—	$72	$952		$1,063	$52		$—	$—	$4,556
Equity Basket Swaps	24	—	—	—	—	—	1,828	—		—	—		—	14,604	16,456
Foreign Currency
Contracts	5,932	942	1,481	4,455	—	22	141	—		488	—		209	391	14,061
Interest Rate Swaps	59	24	—	—	—	—	79	—		—	23		—	—	185
Purchased Interest
Rate Swaptions	—	23	—	—	—	—	—	—		—	—		—	—	23
Purchased Options	—	453	—	—	—	—	—	—		—	—		—	102	555
Synthetic Futures	70	—	—	—	—	—	—	—		—	—		—	281	351
Total Return Swaps	—	—	—	529	—	—	—	—		—	—		—	57	586
Total OTC	$6,222	$1,444	$1,481	$7,262	$—	$22	$2,120	$952		$1,551	$75		$209	$15,435	$36,773

Liabilities*
Credit Default Swaps	$—	$(23)	$—	$(1,761)	$—	$—	$(84)	$(2,366)		$(947)	$—		$—	$(18)	$(5,199)
Equity Basket Swaps	—	—	—	—	—	—	(268)	—		—	—		—	(614)	(882)
Foreign Currency
Contracts	(6,967)	(1,086)	(280)	(4,130)	(10)	(5)	(2)	—		(607)	—		(47)	(412)	(13,546)
Interest Rate Swaps	(30)	—	—	—	—	—	(139)	—		—	—		(397)	—	(566)
Synthetic Futures	(534)	—	—	—	—	—	—	—		—	—		—	(79)	(613)
Total Return Swaps	—	—	—	—	—	—	—	—		—	—		—	(20)	(20)
Written Interest Rate
Swaptions	—	(21)	—	—	—	—	—	—		—	—		—	—	(21)
Written Options	—	(370)	—	—	—	—	—	—		—	—		—	—	(370)
Total OTC	$(7,531)	$(1,500)	$(280)	$(5,891)	$(10)	$(5)	$(493)	$(2,366)		$(1,554)	$—		$(444)	$(1,143)	$(21,217)

Net Market Value of
OTC Derivatives	$(1,309)	$(56)	$1,201	$1,371	$(10)	$17	$1,627	$(1,414)		$(3)	$75		$(235)	$14,292	$15,556
Collateral
(Received)/Pledged	—	56 **	—	(460)^	—	—	—	1,414	**	3 **	(75	)^	—	—	938 **
Net Exposure	$(1,309)	$—	$1,201	$911	$(10)	$17	$1,627	$—		$—	$—		$(235)	$14,292	$16,494

Fund: Multi-Manager Equity Long/Short Fund
Financial Derivative Instruments: Over the Counter Summary

Counterparty
Goldman Sachs
Assets*
Equity Basket Swaps	$137
Foreign Currency Contracts	566
Total OTC	$703

Liabilities*
Foreign Currency Contracts	$(108)
Total OTC	$(108)

Net Market Value of OTC Derivatives	$595
Collateral (Received)/Pledged	—
Net Exposure	$595

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

^^Represents derivatives owned by the Cayman Subsidiary.

Counterparty Abbreviations used:
BARC	Barclays Bank PLC	HSBC	HSBC Securities
BNP	BNP Paribas	JPM	JP Morgan Chase
BNYM	Bank of New York Mellon	MB	Macquarie Bank
BOA	Bank of America	ML	Merrill Lynch
CA	Commonwealth Associates	MS	Morgan Stanley
CBA	Commonwealth Bank of Australia	NBA	National Bank of Australia
CITI	Citigroup Inc	NT	Northern Trust
CS	Credit Suisse	SS	State Street
DB	Deutsche Bank AG	UBS	UBS AG
GS	Goldman Sachs	WP	Westpac

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		February 28, 2017 (unaudited)

3. Operating Policies (Continued)

			Total Borrowings and
	Repurchase Agreement	Payable for Reverse	Other Financing	Collateral
Counterparty	Proceeds to be Received	Repurchase Agreements	Transactions	(Received)/Pledged	Net Exposure
Merrill Lynch	$250,060	$(161,175)	$88,885	$(86,400)	$2,485

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and TBA securities. Certain funds may pledge cash to a broker for securities sold short and repurchase agreements.

For the period ended February 28, 2017, deposits with counterparty were as follows (amounts in thousands):

		FCM (Futures		MSFTA (Forward
	Repurchase	and Cleared		Currency Contracts and	ISDA (OTC
	Agreements	Swaps)	Shorts	TBA Securities)	Derivatives)
Bond Market Index Fund	$—	$—	$—	$161	$—
Diversified Real Asset Fund	—	3,249	—	—	530
Global Multi-Strategy Fund	2,392	40,005	366,932	—	80,253
Global Opportunities Equity Hedged	—	15	—	—	—
International Equity Index Fund	—	357	—	—	—
Multi-Manager Equity Long/Short Fund	—	2,686	78,753	—	280
Origin Emerging Markets Fund	—	800	—	—	—

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The balance of the floating rate notes issued as of February 28, 2017 was $5,239,000. The average outstanding balance for the liability during the period ended February 28, 2017 was $5,454,000 at a weighted average annual interest rate of 1.35%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Real Estate Allocation Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Future contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Multi-Strategy Fund, Diversified Real Asset Fund, Multi-Manager Equity Long/Short Fund, and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 28, 2017, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	76,551,731	91,065	$1,672
Options written	276,303,822	71,950	3,440
Options expired	(46,336,103)	—	(412)
Options closed	(146,350,822)	(114,115)	(2,689)
Options exercised	(72,915,628)	—	(1,130)
Balance at end of period	87,253,000	48,900	$881

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	20,041,788	660,100	$5,941
Options written	86,900,369	556,500	9,244
Options expired	(6,822,445)	(660,100)	(898)
Options closed	(64,647,760)	—	(9,116)
Options exercised	(9,519,924)	—	(157)
Balance at end of period	25,952,028	556,500	$5,014

		Notional Amount
Multi-Manager Equity Long/Short Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	—	—	$—
Options written	3,743	—	171
Options expired	(3,743)	—	(171)
Options closed	—	—	—
Options exercised	—	—	—
Balance at end of period	—	—	$—

		Notional Amount
Preferred Securities Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	6,200	—	$4,386
Options written	136,300	—	63,252
Options expired	(71,450)	—	(35,194)
Options closed	(47,100)	—	(23,698)
Options exercised	(6,200)	—	(3,634)
Balance at end of period	17,750	—	$5,112

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The average amount of borrowings outstanding during the period ended February 28, 2017 was $219,546,348 at a weighted average interest rate of 0.51%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.

			Payable for Reverse
Fund	Security Type	Remaining Contractual Tenor	Repurchase Agreement
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Overnight and Continuous	$156,772
Global Multi Strategy Fund	Foreign Corporate Bond	Greater than 90 Days	4,403
	Gross amount of recognized liabilities for reverse repurchase agreements		$161,175

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 28, 2017, the Funds had no unfunded loan commitments outstanding.

Short Sales. Bond Market Index Fund, Global Multi-Strategy Fund, and Multi-Manager Equity Long/Short Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Swap Agreements. Diversified Real Asset Fund, Global Multi-Strategy Fund, and Multi-Manager Equity Long/Short Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2017 for which a Fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component without actually owning the underlying position.

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of February 28, 2017, counterparties had pledged collateral for swap agreements of $170,000 and $1,476,250 for the Diversified Real Asset Fund and Global Multi-Strategy Fund, respectively. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of Real Estate Allocation Fund, (singly, “a fund of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the fund of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Real Estate Allocation Fund, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account. Principal Real Estate Investors, LLC (“Principal-REI”) is Sub-advisor to Real Estate Allocation Fund and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. PGI, Principal-REI, and Edge also serve as Sub-Advisors to some or all of the underlying funds. The Manager, PGI, Principal-REI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of February 28, 2017, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, PVC Multi-Asset Income Account, and Real Estate Allocation Fund owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	92.24%
Bond Market Index Fund	86.28
Diversified Real Asset Fund	24.74
EDGE MidCap Fund	99.62
Global Multi-Strategy Fund	49.54
Global Opportunities Fund	98.80
International Equity Index Fund	54.47
International Small Company Fund	99.54
Multi-Manager Equity Long/Short Fund	45.83
Origin Emerging Markets Fund	73.91
Preferred Securities Fund	4.25
Real Estate Debt Income Fund	98.49
Small-MidCap Dividend Income Fund	22.45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives February 28, 2017		Liability Derivatives February 28, 2017
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Commodity contracts	Receivables, Net Assets Consist of Net unrealized	$ 7,025*	Payables, Net Assets Consist of Net unrealized	$4,915	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$6,821	Payables	$6,627
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 1,882*	Payables, Net Assets Consist of Net unrealized	$1,648	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

		Total$	15,728	$13,190
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$4,795* Payables, Net Assets Consist of Net unrealized	$5,841	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 25,859* Payables, Net Assets Consist of Net unrealized		$8,834	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$14,616	Payables	$13,916
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$4,603* Payables, Net Assets Consist of Net unrealized	$4,407	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

		Total$	49,873		$32,998
Global Opportunities Equity Hedged Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$128	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$252*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Multi-Manager Equity Long/Short Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$205*	Payables, Net Assets Consist of Net unrealized	$381	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$566	Payables	$108
		Total$	771		$489
Origin Emerging Markets Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$147*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Preferred Securities Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$6,490	Payables, Net Assets Consist of Net unrealized	$3,994
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts and certain synthetic futures as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Diversified Real Asset Fund
Commodity contracts	Net realized gain (loss) from Futures	$19,234	$2,236
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$(1,808)	$1,196
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$2,478	$(399)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$19,904	$3,033
Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Swap	$(1,964)	$(1,256)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(34,832)	$22,784
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$13,147	$(2,352)
	transactions, Foreign currency transactions,
	Futures contracts, Options and swaptions,
	and Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$5,087	$(884)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(18,562)	$18,292
Global Opportunities Equity Hedged Fund
Equity contracts	Net realized gain (loss) from Futures	$(487)	$193
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$245	$173
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Multi-Manager Equity Long/Short Fund
Equity contracts	Net realized gain (loss) from Investment	$(2,872)	$329
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, and Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$2,318	$372
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(554)	$701
Origin Emerging Markets Fund
Equity contracts	Net realized gain (loss) from Futures	$(1,782)	$286
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Preferred Securities Fund
Interest rate contracts	Net realized gain (loss) from Investment	$(3,291)	$2,634
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The Preferred Securities Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

The following table includes a summary of the average quarterly outstanding volume by derivative instrument type for the period ended February 28, 2017:

		Average Notional ($)
		Or Number of
Contract Type	Derivative Type	Contracts

Diversified Real Asset Fund
Commodity Contracts	Futures - Long	357,908
	Futures - Short	33,046
	Total Return Swaps - Receive Floating Rate	75
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	511,416
	Foreign Currency Contracts - Contracts to Deliver	604,803
	Purchased Options	148,619,250
	Written Options	91,713,250
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating	18,868
	Exchange Cleared Interest Rate Swaps - Receive Floating	37,809
	Futures - Long	123,401
	Futures - Short	144,688
	Interest Rate Swaps - Pay Floating Rate	11,623
	Interest Rate Swaps - Receive Floating Rate	19,583
	Purchased Capped Options	16,410
	Purchased Interest Rate Swaptions	15,421
	Purchased Options	1,178
	Written Interest Rate Swaptions	84,069
	Written Options	1,371

Global Multi-Strategy Fund
Credit Contracts	Credit Default Swaps - Buy Protection	114,595
	Credit Default Swaps - Sell Protection	38,806
	Exchange Cleared Credit Default Swaps - Buy Protection	19,639
	Exchange Cleared Credit Default Swaps - Sell Protection	6,683
Equity Contracts	Futures - Long	224,004
	Futures - Short	238,885
	Purchased Options	5,821
	Synthetic Futures - Long	9,213
	Synthetic Futures - Short	14,225
	Total Return Equity Basket Swaps - Long	282,406
	Total Return Equity Basket Swaps - Short	283,904
	Total Return Swaps - Pay Floating Rate	4,320
	Total Return Swaps - Receive Floating Rate	95
	Written Options	2,683
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	885,123
	Foreign Currency Contracts - Contracts to Deliver	1,143,439
	Futures - Short	2,485
	Purchased Options	39,645,947
	Written Options	23,335,425

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	February 28, 2017 (unaudited)

3. Operating Policies (Continued)
		Average Notional ($)
		Or Number of
Contract Type	Derivative Type	Contracts
Global Multi-Strategy Fund (Continued)
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating	138,186
	Exchange Cleared Interest Rate Swaps - Receive Floating	117,391
	Futures - Long	1,168,022
	Futures - Short	1,230,249
	Interest Rate Swaps - Pay Floating Rate	50,849
	Interest Rate Swaps - Receive Floating Rate	28,698
	Purchased Interest Rate Swaptions	47,738
	Purchased Options	19,274
	Synthetic Futures - Long	59,562
	Synthetic Futures - Short	39,916
	Total Return Swaps - Pay Floating Rate	89,311
	Written Interest Rate Swaptions	67,771
	Written Options	2,292

Global Opportunities Equity Hedged Fund
Equity Contracts	Futures - Short	5,249

International Equity Index Fund
Equity Contracts	Futures - Long	6,014

Multi-Manager Equity Long/Short Fund
Equity Contracts	Futures - Short	30,075
	Purchased Options	1,656
	Total Return Equity Basket Swaps - Long	33,286
	Total Return Equity Basket Swaps - Short	773
	Written Options	2,517
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	11,730
	Foreign Currency Contracts - Contracts to Deliver	49,997

Origin Emerging Markets Fund
Equity Contracts	Futures - Long	21,332

Preferred Securities Fund
Interest Rate Contracts	Purchased Options	12,425
	Written Options	12,425

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

February 28, 2017 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 at February 28, 2017 due to lack of exchange traded valuation data:

Diversified Real Asset Fund	$7,498,853
Global Opportunities Equity Hedged Fund	42,172
Global Opportunities Fund	7,643,520
International Equity Index Fund	1,752,431
Origin Emerging Markets Fund	54,162,363
Preferred Securities Fund	101,374
SystematEx International Fund	11,962

In addition, the following amounts were transferred from Level 1 to Level 2 at February 28, 2017 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified Real Asset Fund	$33,292,870
Global Opportunities Equity Hedged Fund	36,296
Global Opportunities Fund	7,385,598
Origin Emerging Markets Fund	27,679,199

Below are transfers from Level 2 to Level 1 at February 28, 2017 due to the resumption of trading for previous thinly traded securities:

Preferred Securities Fund $ 10,998,161

The following is a summary of the inputs used as of February 28, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*		$1,633,718	$—	$—	$1,633,718
Investment Companies*		3,131	—	—	3,131
	Total investments in securities $	1,636,849	$—	$—	$1,636,849

Bond Market Index Fund
Bonds*		$—	$671,993	$—	$671,993
Investment Companies*		114,416	—	—	114,416
Municipal Bonds*		—	16,780	—	16,780
U.S. Government & Government Agency Obligations*		—	1,229,243	—	1,229,243
	Total investments in securities $	114,416	$1,918,016	$—	$2,032,432
Short Sales
U.S. Government & Government Agency Obligations		—	(433)	—	(433)
	Total Short Sales $	—	$(433)	$—	$(433)
Diversified Real Asset Fund
Bonds*		$—	$360,143	$—	$360,143
Commodity Indexed Structured Notes*		—	22,001	—	22,001
Common Stocks
Basic Materials		191,902	227,863	—	419,765
Communications		382	2,429	—	2,811
Consumer, Cyclical		34,659	10,745	—	45,404
Consumer, Non-cyclical		46,964	109,358	—	156,322
Diversified		—	9,867	—	9,867
Energy		492,078	27,053	—	519,131
Financial		333,129	195,261	—	528,390
Industrial		98,740	109,451	—	208,191
Utilities		130,296	118,102	—	248,398
Convertible Bonds*		—	253	—	253
Investment Companies*		283,788	—	—	283,788

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Real Asset Fund (Continued)
Preferred Stocks
Utilities	$—	$1,980	$—	$1,980
Senior Floating Rate Interests*	—	782,586	—	782,586
U.S. Government & Government Agency Obligations*	—	584,491	—	584,491
Purchased Interest Rate Swaptions	—	452	—	452
Purchased Options	—	517	—	517
Total investments in securities $	1,611,938	$2,562,552	$—	$4,174,490
Assets
Commodity Contracts**
Futures	$6,878	$—	$—	$6,878
Total Return Swaps	—	147	—	147
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$6,304	$—	$6,304
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$381	$—	$381
Futures	432	—	—	432
Interest Rate Swaps	—	617	—	617
Liabilities
Commodity Contracts**
Futures	$(4,915)	$—	$—	$(4,915)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(6,366)	$—	$(6,366)
Written Options	—	(261)	—	(261)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(633)	$—	$(633)
Futures	(598)	—	—	(598)
Interest Rate Swaps	—	(226)	—	(226)
Interest Rate Swaptions	—	(191)	—	(191)

Dynamic High Yield Explorer Fund
Bonds*	$—	$3,887	$—	$3,887
Investment Companies*	1,263	—	—	1,263
Senior Floating Rate Interests*	—	10,291	—	10,291
Total investments in securities $	1,263	$14,178	$—	$15,441

EDGE MidCap Fund
Common Stocks*	$293,128	$—	$—	$293,128
Investment Companies*	8,937	—	—	8,937
Total investments in securities $	302,065	$—	$—	$302,065

Global Multi-Strategy Fund
Bonds*	$—	$751,948	$18,821	$770,769
Common Stocks
Basic Materials	64,233	33,508	—	97,741
Communications	83,984	14,650	—	98,634
Consumer, Cyclical	115,408	45,268	13	160,689
Consumer, Non-cyclical	152,769	48,987	—	201,756
Diversified	2,494	1,551	—	4,045
Energy	59,644	10,330	—	69,974
Financial	171,456	44,402	2,817	218,675
Industrial	88,326	34,049	—	122,375
Technology	103,639	8,724	—	112,363
Utilities	15,938	5,579	—	21,517
Convertible Bonds*	—	70,482	633	71,115
Convertible Preferred Stocks
Communications	3,446	—	278	3,724
Consumer, Cyclical	—	—	36	36
Consumer, Non-cyclical	7,480	113	—	7,593
Financial	2,893	2,311	—	5,204
Industrial	148	—	—	148
Technology	—	—	71	71
Utilities	782	716	—	1,498
Investment Companies*	479,570	176	—	479,746

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
Level 2 - Other
Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Preferred Stocks
Communications	$241	$107	$1,870	$2,218
Consumer, Cyclical	—	1,121	—	1,121
Financial	—	—	786	786
Industrial	—	—	179	179
Technology	107	—	268	375
Repurchase Agreements*	—	253,426	—	253,426
Senior Floating Rate Interests*	—	174,332	—	174,332
U.S. Government & Government Agency Obligations*	—	251,174	—	251,174
Purchased Interest Rate Swaptions	—	23	—	23
Purchased Options	3,714	555	—	4,269
Total investments in securities $	1,356,272	$1,753,532	$25,772	$3,135,576
Short Sales
Bonds	$—	$(34,984)	$—	$(34,984)
Common Stocks
Basic Materials	(6,274)	(1,755)	—	(8,029)
Communications	(31,263)	(5,328)	—	(36,591)
Consumer, Cyclical	(32,794)	(15,096)	—	(47,890)
Consumer, Non-cyclical	(37,912)	(17,671)	—	(55,583)
Diversified	—	(614)	—	(614)
Energy	(18,019)	(1,748)	—	(19,767)
Financial	(39,612)	(17,049)	—	(56,661)
Industrial	(23,124)	(17,777)	—	(40,901)
Technology	(37,965)	(186)	—	(38,151)
Utilities	(4,069)	(7,568)	—	(11,637)
Convertible Bonds	—	(675)	—	(675)
U.S. Government & Government Agency Obligations	—	(242,507)	—	(242,507)
Total Short Sales$	(231,032	) $	(362,958)	$—	$(593,990)
Assets
Credit Contracts**
Credit Default Swaps	$—	$4,556	$—	$4,556
Exchange Cleared Credit Default Swaps	—	239	—	239
Equity Contracts**
Futures	$6,008	$—	$—	$6,008
Synthetic Futures	—	322	—	322
Total Return Equity Basket Swaps	—	16,456	—	16,456
Total Return Swaps	—	57	—	57
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$14,061	$—	$14,061
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$1,219	$—	$1,219
Futures	1,920	—	—	1,920
Interest Rate Swaps	—	185	—	185
Synthetic Futures	—	29	—	29
Total Return Swaps	—	529	—	529
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(5,199)	$—	$(5,199)
Exchange Cleared Credit Default Swaps	—	(642)	—	(642)
Equity Contracts**
Futures	$(6,916)	$—	$—	$(6,916)
Options	(858)	—	—	(858)
Synthetic Futures	—	(158)	—	(158)
Total Return Equity Basket Swaps	—	(882)	—	(882)
Total Return Swaps	$—	$20	$—	$20
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(13,546)	$—	$(13,546)
Written Options	—	(370)	—	(370)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(817)	$—	$(817)
Futures	(1,825)	—	—	(1,825)
Interest Rate Swaps	—	(566)	—	(566)
Interest Rate Swaptions	—	(21)	—	(21)
Options	(723)	—	—	(723)
Synthetic Futures	—	(455)	—	(455)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Opportunities Equity Hedged Fund
Common Stocks
Basic Materials		$—	$99	$—	$99
Communications		597	127	—	724
Consumer, Cyclical		295	484	—	779
Consumer, Non-cyclical		982	484	—	1,466
Diversified		—	47	—	47
Energy		81	132	—	213
Financial		1,043	555	—	1,598
Industrial		506	366	—	872
Technology		470	218	—	688
Utilities		172	43	—	215
Investment Companies*		298	—	—	298
	Total investments in securities $	4,444	$2,555	$—	$6,999
Liabilities
Equity Contracts**
Futures		$(128)	$—	$—	$(128)

Global Opportunities Fund
Common Stocks
Basic Materials		$—	$18,412	$—	$18,412
Communications		113,932	24,467	—	138,399
Consumer, Cyclical		56,044	92,117	—	148,161
Consumer, Non-cyclical		184,410	95,429	—	279,839
Diversified		—	9,673	—	9,673
Energy		15,044	24,524	—	39,568
Financial		194,292	105,646	—	299,938
Industrial		93,995	69,335	—	163,330
Technology		88,287	41,747	—	130,034
Utilities		32,247	8,806	—	41,053
Investment Companies*		32,755	—	—	32,755
	Total investments in securities $	811,006	$490,156	$—	$1,301,162

International Equity Index Fund
Common Stocks
Basic Materials		$—	$64,274	$—	$64,274
Communications		—	59,459	—	59,459
Consumer, Cyclical		792	113,052	—	113,844
Consumer, Non-cyclical		2,903	210,692	—	213,595
Diversified		589	6,046	—	6,635
Energy		—	45,710	—	45,710
Financial		—	221,963	—	221,963
Industrial		—	113,911	—	113,911
Technology		3,083	25,629	—	28,712
Utilities		—	30,427	—	30,427
Investment Companies*		16,381	—	—	16,381
Preferred Stocks
Basic Materials		—	229	—	229
Consumer, Cyclical		—	3,038	—	3,038
Consumer, Non-cyclical		—	1,588	—	1,588
	Total investments in securities $	23,748	$896,018	$—	$919,766
Assets
Equity Contracts**
Futures		$252	$—	$—	$252

International Small Company Fund
Common Stocks
Basic Materials		$13,617	$38,363	$—	$51,980
Communications		9,181	26,035	—	35,216
Consumer, Cyclical		9,882	89,260	—	99,142
Consumer, Non-cyclical		—	95,844	—	95,844
Diversified		—	1,988	—	1,988
Energy		19,409	12,176	—	31,585
Financial		6,122	125,553	—	131,675
Industrial		10,059	108,320	—	118,379
Technology		10,415	26,670	—	37,085
Utilities		—	6,969	—	6,969
Investment Companies*		19,992	—	—	19,992

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Small Company Fund (continued)
Preferred Stocks
Industrial		$—	$3,995	$—	$3,995
	Total investments in securities $	98,677	$535,173	$—	$633,850

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials		$14,069	$8,582	$—	$22,651
Communications		27,044	2,757	—	29,801
Consumer, Cyclical		30,661	7,707	—	38,368
Consumer, Non-cyclical		48,686	5,886	—	54,572
Diversified		22	—	—	22
Energy		11,323	806	—	12,129
Financial		45,138	15,469	—	60,607
Industrial		27,967	12,593	—	40,560
Technology		43,073	1,397	—	44,470
Utilities		1,667	—	—	1,667
Investment Companies*		51,148	—	—	51,148
Purchased Options		34	—	—	34
	Total investments in securities $	300,832	$55,197	$—	$356,029
Short Sales
Common Stocks
Basic Materials		$(2,027)	$—	$—	$(2,027)
Communications		(4,831)	—	—	(4,831)
Consumer, Cyclical		(12,008)	(1,696)	—	(13,704)
Consumer, Non-cyclical		(26,625)	—	—	(26,625)
Energy		(7,465)	—	—	(7,465)
Financial		(9,328)	—	—	(9,328)
Industrial		(10,088)	—	—	(10,088)
Technology		(11,551)	—	—	(11,551)
Utilities		(3,384)	—	—	(3,384)
Investment Companies		(21,162)	—	—	(21,162)
	Total Short Sales $	(108,469)	$(1,696)	$—	$(110,165)
Assets
Equity Contracts**
Futures		$34	$—	$—	$34
Total Return Equity Basket Swaps		—	137	—	137
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$566	$—	$566
Liabilities
Equity Contracts**
Futures		$(381)	$—	$—	$(381)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(108)	$—	$(108)

Opportunistic Municipal Fund
Bonds*		$—	$503	$—	$503
Investment Companies*		113	—	—	113
Municipal Bonds*		—	115,956	—	115,956
	Total investments in securities $	113	$116,459	$—	$116,572

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$—	$30,475	$—	$30,475
Communications		24,490	47,572	—	72,062
Consumer, Cyclical		—	47,113	—	47,113
Consumer, Non-cyclical		13,995	58,949	—	72,944
Diversified		—	14,642	—	14,642
Energy		—	39,449	—	39,449
Financial		—	128,306	—	128,306
Industrial		6,191	62,342	—	68,533
Technology		59,468	60,663	—	120,131
Utilities		—	17,509	—	17,509
Investment Companies*		15,106	—	—	15,106
	Total investments in securities $	119,250	$507,020	$—	$626,270
Assets
Equity Contracts**
Futures		$147	$—	$—	$147

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Preferred Securities Fund
Bonds*		$—	$3,622,745	$—	$3,622,745
Convertible Preferred Stocks
Financial		74,703	—	—	74,703
Investment Companies*		165,113	—	—	165,113
Preferred Stocks
Communications		134,994	139,490	—	274,484
Consumer, Non-cyclical		—	25,980	—	25,980
Financial		936,708	134,943	—	1,071,651
Government		—	27,412	—	27,412
Industrial		39,810	—	—	39,810
Utilities		108,787	23,541	—	132,328
Purchased Options		6,490	—	—	6,490
	Total investments in securities $	1,466,605	$3,974,111	$—	$5,440,716
Liabilities
Interest Rate Contracts**
Options		$(3,994)	$—	$—	$(3,994)

Real Estate Allocation Fund
Investment Companies*		$1,345	$—	$—	$1,345
	Total investments in securities $	1,345	$—	$—	$1,345

Real Estate Debt Income Fund
Bonds*		$—	$169,478	$—	$169,478
Investment Companies*		2,049	—	—	2,049
	Total investments in securities $	2,049	$169,478	$—	$171,527

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials		$106,992	$—	$—	$106,992
Communications		98,604	—	—	98,604
Consumer, Cyclical		247,681	—	—	247,681
Consumer, Non-cyclical		325,468	—	—	325,468
Energy		222,116	—	—	222,116
Financial		1,156,946	9,688	—	1,166,634
Government		45,757	—	—	45,757
Industrial		450,722	—	—	450,722
Technology		146,835	—	—	146,835
Utilities		185,257	—	—	185,257
Investment Companies*		67,127	—	—	67,127
	Total investments in securities $	3,053,505	$9,688	$—	$3,063,193

SystematEx International Fund
Common Stocks
Basic Materials		$—	$6,082	$—	$6,082
Communications		—	3,977	—	3,977
Consumer, Cyclical		—	10,203	—	10,203
Consumer, Non-cyclical		182	13,673	—	13,855
Diversified		—	687	—	687
Energy		—	4,656	—	4,656
Financial		628	15,076	—	15,704
Industrial		—	7,216	—	7,216
Technology		82	2,426	—	2,508
Utilities		—	2,048	—	2,048
Investment Companies*		351	—	—	351
Preferred Stocks
Basic Materials		—	6	—	6
Consumer, Cyclical		—	106	—	106
Consumer, Non-cyclical		—	183	—	183
	Total investments in securities $	1,243	$66,339	$—	$67,582

SystematEx Large Value Fund
Common Stocks*		$9,206	$—	$—	$9,206
Investment Companies*		17	—	—	17
	Total investments in securities $	9,223	$—	$—	$9,223

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First $500	Next $500	Next $500	Over $1.5
	million	million	million	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Dynamic High Yield Explorer Fund	.65	.63	.61	.60
EDGE MidCap Fund	.75	.73	.71	.70
Global Opportunities Equity Hedged Fund	1.10	1.08	1.06	1.05
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Multi-Manager Equity Long/Short Fund	1.57	1.55	1.53	1.52
Opportunistic Municipal Fund	.50	.48	.46	.45
Origin Emerging Markets Fund	1.20	1.18	1.16	1.15
Real Estate Debt Income Fund	.55	.53	.51	.50
SystematEx International Fund	.60	.58	.56	.55
SystematEx LargeCap Value Fund	.40	.38	.36	.35

			Net Assets of Fund
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55	1.54	1.53
Preferred Securities Fund	.75	.73	.71	.70	.69	.68
Small-MidCap Dividend Income Fund	.80	.78	.76	.75	.74	.73

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25
Real Estate Allocation Fund		.00

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from September 1, 2016 through February 28, 2017
		Class A	Class C	Institutional			Expiration
Blue Chip Fund		1.35%	2.10%		.75	%*	December 30, 2017
Bond Market Index Fund		N/A	N/A		.23		December 30, 2017
Diversified Real Asset Fund		1.25	2.00		.88		December 30, 2017
Dynamic High Yield Explorer Fund		1.10	N/A		.75		December 30, 2017
EDGE MidCap Fund		N/A	N/A		.90		December 30, 2017
Global Multi-Strategy Fund		2.00 *	2.75		1.65	*	December 30, 2017
Global Opportunities Equity Hedged Fund		1.55	N/A		1.25		December 30, 2017
Global Opportunities Fund		1.50	2.25		N/A		December 30, 2017
International Equity Index Fund		N/A	N/A		.35		December 30, 2016
International Small Company Fund		1.60	N/A		1.20		December 30, 2017
Multi-Manager Equity Long/Short Fund		2.02	N/A		1.67		December 30, 2017
Opportunistic Municipal Fund		.90	1.65		.65		December 30, 2017
Origin Emerging Markets Fund		1.75	N/A		1.25		December 30, 2017
Real Estate Allocation Fund		.50	N/A		.15		December 30, 2017
Real Estate Debt Income Fund		1.00	N/A		.70		December 30, 2017
Small-MidCap Dividend Income Fund		N/A	2.15 *		.88		December 30, 2017
SystematEx International Fund		N/A	N/A		.75		December 30, 2017

* Expired December 30, 2016.

	Period from September 1, 2016 through February 28, 2017
	Class J	R-1	R-2	R-3	R-4		R-5	R-6		Expiration
Blue Chip Fund	N/A	N/A	N/A	N/A	N/A		N/A	.75	%^^	December 30, 2017
Bond Market Index Fund	.78%	1.11%	.98%	.80%	.61%		.49%	N/A		December 30, 2017
Diversified Real Asset Fund	N/A	N/A	N/A	N/A	N/A		N/A	.88		December 30, 2017
EDGE MidCap Fund	N/A	N/A	N/A	N/A	N/A		N/A	.85	^^	December 30, 2017
International Equity Index Fund	N/A	N/A	N/A	N/A	N/A		N/A	.40	^^	December 30, 2017
International Small Company Fund	N/A	N/A	N/A	N/A	N/A		N/A	1.20	^^	December 30, 2017
Multi-Manager Equity Long/Short Fund	N/A	N/A	N/A	N/A	N/A		N/A	1.60		December 30, 2017
Origin Emerging Markets Fund	N/A	N/A	N/A	N/A	N/A		N/A	1.26		December 30, 2017
Preferrred Securities Fund	N/A	N/A	N/A	N/A	N/A		N/A	.85	^^	December 30, 2017
Real Estate Debt Income Fund	N/A	N/A	N/A	N/A	N/A		N/A	.70	^^	December 30, 2017
Small-MidCap Dividend Income Fund	N/A	N/A	N/A	N/A	N/A		N/A	.88	^^	December 30, 2017
SystematEx International Fund	N/A	N/A	N/A	N/A	N/A		N/A	.62		December 30, 2017
SystematEx LargeCap Value Fund	N/A	N/A	N/A	N/A	N/A		N/A	.42		December 30, 2017

^^ Period from January 4, 2017 to February 28, 2017.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

			Expiration
Bond Market Index Fund	.03%		December 30, 2017
Global Multi-Strategy Fund	.04	*	December 30, 2018

* Period from December 31, 2016 to February 28, 2017.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to Class P shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2016 through February 28, 2017
	Class P	Expiration
Blue Chip Fund	.20%	December 30, 2017
Diversified Real Asset Fund	.20	December 30, 2017
Global Multi-Strategy Fund	.20	December 30, 2017
Global Opportunities Equity Hedged Fund	.20	December 30, 2017
Global Opportunities Fund	.20	December 30, 2017
International Small Company Fund	.20	December 30, 2017
Multi-Manager Equity Long/Short Fund	.20	December 30, 2017
Opportunistic Municipal Fund	.20	December 30, 2017
Origin Emerging Markets Fund	.20	December 30, 2017
Preferred Securities Fund	.20	December 30, 2016
Real Estate Debt Income Fund	.20	December 30, 2017
Small-MidCap Dividend Income Fund	.20	December 30, 2016

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Real Estate Debt Income Fund, and 5.50% for Blue Chip Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Origin Emerging Markets Fund, Real Estate Allocation Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 28, 2017, were as follows (amounts in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$78	$3	N/A
Bond Market Index Fund	N/A	N/A	$ 4
Diversified Real Asset Fund	11	–	N/A
Dynamic High Yield Explorer Fund	1	N/A	N/A
Global Multi-Strategy Fund	9	2	N/A
Global Opportunities Equity Hedged Fund	1	N/A	N/A
Global Opportunities Fund	5	–	N/A
International Small Company Fund	3	N/A	N/A
Opportunistic Municipal Fund	5	–	N/A
Origin Emerging Markets Fund	1	N/A	N/A
Preferred Securities Fund	136	43	–
Real Estate Allocation Fund	4	N/A	N/A
Real Estate Debt Income Fund	2	N/A	N/A
Small-MidCap Dividend Income Fund	181	9	N/A

Affiliated Ownership. At February 28, 2017, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Class C Class P Institutional R-3					R-4	R-5	R-6
Blue Chip Fund	–	–	–	786	1	1	1	1
Bond Market Index Fund	N/A	N/A	N/A	8,245	–	–	–	N/A
Diversified Real Asset Fund	–	–	–	23,125	1	1	1	—
Dynamic High Yield Explorer Fund	750	N/A	N/A	750	N/A	N/A	N/A	N/A
EDGE MidCap Fund	N/A	N/A	N/A	–	N/A	N/A	N/A	1
Global Multi-Strategy Fund	–	–	–	16,602	N/A	N/A	N/A	N/A
Global Opportunities Equity Hedged Fund	250	N/A	250	250	N/A	N/A	N/A	N/A
Global Opportunities Fund	–	–	–	554	N/A	N/A	N/A	N/A
International Equity Index Fund	N/A	N/A	N/A	32,188	–	–	–	1
International Small Company Fund	–	N/A	16	43	N/A	N/A	N/A	1
Multi-Manager Equity Long/Short Fund	1	N/A	1	1	N/A	N/A	N/A	14,840
Opportunistic Municipal Fund	304	703	–	14	N/A	N/A	N/A	N/A
Origin Emerging Markets Fund	–	N/A	1	15,635	N/A	N/A	N/A	10
Preferred Securities Fund	–	–	–	9,099	–	–	–	1
Real Estate Debt Income Fund	–	N/A	1	45	N/A	N/A	N/A	1
Small-MidCap Dividend Income Fund	–	–	–	366	N/A	N/A	N/A	1
SystematEx International Fund	N/A	N/A	N/A	39	N/A	N/A	N/A	4,399
SystematEx Large Value Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	757

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $85,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2017.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
6. Investment Transactions

For the period ended February 28, 2017, the cost of investment securities purchased and proceeds from investment securities sold
(not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$411,950	$225,015	$—	$—
Bond Market Index Fund	615,246	491,248	3,017	2,592
Diversified Real Asset Fund	1,637,881	1,126,305	—	—
Dynamic High Yield Explorer Fund	6,596	6,525	—	—
EDGE MidCap Fund	18,841	28,095	—	—
Global Multi-Strategy Fund	2,811,290	2,702,863	433,224	383,165
Global Opportunities Equity Hedged Fund	4,183	4,533	—	—
Global Opportunities Fund	774,344	871,426	—	—
International Equity Index Fund	111,615	113,783	—	—
International Small Company Fund	503,358	89,826	—	—
Multi-Manager Equity Long/Short Fund	442,138	450,718	202,040	182,234
Opportunistic Municipal Fund	38,198	55,078	—	—
Origin Emerging Markets Fund	249,298	398,756	—	—
Preferred Securities Fund	336,712	608,408	—	—
Real Estate Allocation Fund	882	420	—	—
Real Estate Debt Income Fund	38,476	14,281	—	—
Small-MidCap Dividend Income Fund	796,708	357,166	—	—
SystematEx International Fund	15,523	14,201	—	—
SystematEx Large Value Fund	2,017	2,069	—	—

6. Investment Transactions (Continued)

For the period ended February 28, 2017, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Bond Market Index Fund	$752,546	$656,798	$781	$1,012
Diversified Real Asset Fund	170,875	266,565	—	—
Global Multi-Strategy Fund	1,032,381	1,047,432	682,674	604,190

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2017, and August 31, 2016 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income			Tax-Exempt Income			Capital Gain
	2017	2016	#	2017	2016	^	2017	2016	*,#
Blue Chip Fund	$11,106	$6,074	$	— $	— $		4,175	$24,036
Bond Market Index Fund	32,874	23,756		—	—		—	1,544
Diversified Real Asset Fund	96,628	36,288		—	—		—	—
Dynamic High Yield Explorer Fund	347	751		—	—		—	—
EDGE MidCap Fund	12,356	615		—	—		—	—
Global Multi-Strategy Fund	3,555	26,530		—	—		282	62,233
Global Opportunities Equity Hedged Fund	80	10		—	—		—	—
Global Opportunities Fund	22,466	17,178		—	—		—	11,145
International Equity Index Fund	24,864	21,363		—	—		—	7,727
International Small Company Fund	1,380	181		—	—		—	—
Multi-Manager Equity Long/Short Fund	2,397	—		—	—		—	—
Opportunistic Municipal Fund	—	—		2,305	3,302		—	—
Origin Emerging Markets Fund	5,516	7,563		—	—		—	—
Preferred Securities Fund	132,455	246,710		—	—		47,567	42,753
Real Estate Allocation Fund	22	12		—	—		4	—
Real Estate Debt Income Fund	2,665	2,379		—	—		5	—
Small-MidCap Dividend Income Fund	53,544	44,005		—	—		—	33,793
SystematEx International Fund	1,324	47		—	—		—	—
SystematEx Large Value Fund	184	70		—	—		—	—

# Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. ^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2016, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Blue Chip Fund	$2,111	$—	$356	$(329)	$175,751	$—	$177,889
Bond Market Index Fund	19,888	—	—	(1,805)	42,349	—	60,432
Diversified Real Asset Fund	82,414	—	—	(381,863)	(3,254)	(44)	(302,747)
Dynamic High Yield Explorer Fund	9	—	—	(1,261)	(49)	—	(1,301)
EDGE MidCap Fund	9,186	—	22	—	31,364	—	40,572
Global Multi-Strategy Fund	1,206	—	—	(20,690)	33,837	(10,966)	3,387
Global Opportunities Equity Hedged Fund	65	—	—	(974)	254	—	(655)
Global Opportunities Fund	21,811	—	—	(13,424)	56,389	—	64,776
International Equity Index Fund	20,224	—	—	(3,023)	(16,052)	—	1,149
International Small Company Fund	1,339	—	—	(2,553)	1,188	—	(26)
Multi-Manager Equity Long/Short Fund	1,037	—	—	(2,729)	3,948	(436)	1,820
Opportunistic Municipal Fund	—	17	—	(1,440)	8,334	—	6,911
Origin Emerging Markets Fund	5,349	—	—	(198,575)	66,415	—	(126,811)
Preferred Securities Fund	1,957	—	34,796	—	321,516	23,453	381,722
Real Estate Allocation Fund	2	—	4	—	28	—	34
Real Estate Debt Income Fund	33	—	3	—	2,047	—	2,083
Small-MidCap Dividend Income Fund	38,448	—	—	(46,951)	305,796	—	297,293
SystematEx International Fund	996	—	—	(630)	2,444	—	2,810
SystematEx Large Value Fund	121	—	—	(11)	831	—	941

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, and defaulted securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2016, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Expires in:	No Expiration:
						Annual
	2017	Short-Term		Long-Term	Total	Limitations*
Bond Market Index Fund	$1,805	$—	$	—$	1,805	$1,805
Diversified Real Asset Fund	—	286,974		94,889	381,863	—
Dynamic High Yield Explorer Fund	—	476		785	1,261	—
Global Multi-Strategy Fund	—	20,690		—	20,690	—
Global Opportunities Equity Hedged Fund	—	427		547	974	—
Global Opportunities Fund	—	13,424		—	13,424	—
International Small Company Fund	—	2,553		—	2,553	—
Multi-Manager Equity Long/Short Fund	—	1,827		902	2,729	—
Opportunistic Municipal Fund	—	888		552	1,440	—
Origin Emerging Markets Fund	—	188,349		10,226	198,575	—
Small-MidCap Dividend Income Fund	—	21,824		25,127	46,951	—

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards with expiration years listed in the table above.

As of August 31, 2016, the following funds utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Bond Market Index Fund	$1,805
Opportunistic Municipal Fund	425
Real Estate Debt Income Fund	1

Late-Year Losses. A regulated investment company may elect to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2016 the following funds had approximate late-year losses as follows (amounts in thousands):

Blue Chip Fund	$329
International Equity Index Fund	3,023
SystematEx International Fund	630
SystematEx Large Value Fund	11

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2016, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Blue Chip Fund	$(2)	$(4,266)	$4,268
Bond Market Index Fund	3,434	(3,434)	—
Diversified Real Asset Fund	(18,892)	14,320	4,572
Dynamic High Yield Explorer Fund	30	(30)	—
EDGE MidCap Fund	22	—	(22)
Global Multi-Strategy Fund	1,754	(3,515)	1,761
Global Opportunities Equity Hedged Fund	(8)	8	—
Global Opportunities Fund	(683)	683	—
International Equity Index Fund	286	(286)	—
International Small Company Fund	91	(91)	—
Multi-Manager Equity Long/Short Fund	1,765	(1,765)	—
Opportunistic Municipal Fund	(4)	4	—
Origin Emerging Markets Fund	(1,342)	1,341	1
Preferred Securities Fund	10,503	(10,502)	(1)
Real Estate Debt Income Fund	17	—	(17)
Small-MidCap Dividend Income Fund	12,375	(19,822)	7,447
SystematEx International Fund	67	(67)	—

Federal Income Tax Basis. At February 28, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$273,569	$(15,635)	$257,934	$1,378,915
Bond Market Index Fund	10,326	(19,859)	(9,533)	2,041,965
Diversified Real Asset Fund	152,131	(69,906)	82,225	4,107,508
Dynamic High Yield Explorer Fund	390	(87)	303	15,138
EDGE MidCap Fund	48,759	(4,087)	44,672	257,393
Global Multi-Strategy Fund	105,840	(49,056)	56,784	3,078,792
Global Opportunities Equity Hedged Fund	728	(139)	589	6,410
Global Opportunities Fund	141,346	(26,354)	114,992	1,186,170
International Equity Index Fund	102,513	(91,084)	11,429	908,337
International Small Company Fund	45,015	(13,128)	31,887	601,963
Multi-Manager Equity Long/Short Fund	27,345	(4,167)	23,178	332,851
Opportunistic Municipal Fund*	7,653	(3,573)	4,080	107,254
Origin Emerging Markets Fund	98,039	(14,023)	84,016	542,254
Preferred Securities Fund	303,926	(56,207)	247,719	5,189,311
Real Estate Allocation Fund	11	(29)	(18)	1,363
Real Estate Debt Income Fund	1,150	(3,816)	(2,666)	174,193
Small-MidCap Dividend Income Fund	612,235	(59,640)	552,595	2,510,598
SystematEx International Fund	6,603	(1,584)	5,019	62,563
SystematEx Large Value Fund	1,620	(72)	1,548	7,675

* The fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

     Schedule of Investments Blue Chip Fund February 28, 2017 (unaudited)

COMMON STOCKS - 99.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.45%				Retail (continued)
TransDigm Group Inc	222,123	$56,464		Restaurant Brands International Inc	321,394	$17,580
				Starbucks Corp	626,795	35,646
Banks - 4.30%				TJX Cos Inc/The	286,079	22,443
Wells Fargo & Co	1,216,554	70,414		Yum! Brands Inc	450,189	29,406
						$178,700
Beverages - 1.77%				Software - 3.45%
Anheuser-Busch InBev SA/NV ADR	264,295	28,938		Microsoft Corp	882,101	56,437

Building Materials - 0.41%				TOTAL COMMON STOCKS		$1,633,718
Martin Marietta Materials Inc	31,399	6,780		INVESTMENT COMPANIES - 0.19%	Shares Held	Value(000	's)
				Money Market Funds - 0.19%
Chemicals - 4.22%				Goldman Sachs Financial Square Funds -	3,130,589	3,131
Air Products & Chemicals Inc	277,069	38,920		Government Fund
Praxair Inc	180,930	21,478
Sherwin-Williams Co/The	27,710	8,550		TOTAL INVESTMENT COMPANIES		$3,131
		$68,948		Total Investments		$1,636,849
Commercial Services - 2.97%				Other Assets and Liabilities - (0.06)%		$(1,025)
Brookfield Business Partners LP	45,319	1,150
IHS Markit Ltd (a)	72,323	2,878		TOTAL NET ASSETS - 100.00%		$1,635,824
Moody's Corp	399,396	44,481
		$48,509		(a) Non-Income Producing Security
Diversified Financial Services - 11.39%
Charles Schwab Corp/The	793,734	32,075
FNF Group	325,584	12,479
Mastercard Inc	670,886	74,106		Portfolio Summary (unaudited)
Visa Inc	770,044	67,718		Sector		Percent
		$186,378		Financial		40.08%
Electric - 0.49%				Communications		24.71%
Brookfield Infrastructure Partners LP	220,467	7,954		Consumer, Cyclical		10.92%
				Consumer, Non-cyclical		9.84%
Food - 0.99%				Industrial		4.84%
Mondelez International Inc	370,512	16,273		Basic Materials		4.22%
				Technology		3.45%
Healthcare - Products - 4.11%				Energy		1.32%
Danaher Corp	609,584	52,150		Utilities		0.49%
DENTSPLY SIRONA Inc	237,188	15,066		Investment Companies		0.19%
		$67,216		Other Assets and Liabilities		(0.06)%
Insurance - 11.92%				TOTAL NET ASSETS		100.00%
Aon PLC	424,139	49,052
Berkshire Hathaway Inc - Class B (a)	632,004	108,338
Markel Corp (a)	38,309	37,532
		$194,922
Internet - 18.50%
Alphabet Inc - A Shares (a)	6,314	5,335
Alphabet Inc - C Shares (a)	142,895	117,633
Amazon.com Inc (a)	147,834	124,926
Facebook Inc (a)	313,193	42,450
Liberty Expedia Holdings Inc (a)	109,753	4,750
Liberty Ventures (a)	172,013	7,544
		$302,638
Media - 6.21%
Liberty Broadband Corp - C Shares (a)	393,068	33,780
Liberty Global PLC - C Shares (a)	1,930,842	67,753
		$101,533
Miscellaneous Manufacturers - 0.98%
Colfax Corp (a)	421,585	16,041

Pipelines - 1.32%
Kinder Morgan Inc/DE	1,014,210	21,613

Real Estate - 4.88%
Brookfield Asset Management Inc	2,212,214	79,839

REITS - 7.59%
American Tower Corp	710,125	81,515
Equinix Inc	38,003	14,292
SBA Communications Corp (a)	244,571	28,314
		$124,121
Retail - 10.92%
AutoZone Inc (a)	17,557	12,932
CarMax Inc (a)	580,715	37,479
Costco Wholesale Corp	35,707	6,327
Dollar Tree Inc (a)	220,228	16,887

See accompanying notes

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 5.93%	Shares Held	Value(000	's)		Principal
Money Market Funds - 5.93%				BONDS (continued)	Amount (000's) Value (000's)
Morgan Stanley Institutional Liquidity Funds -	114,416,043	$114,416		Airlines (continued)
Government Portfolio				Southwest Airlines Co
				2.75%, 11/06/2019	$300	$305
TOTAL INVESTMENT COMPANIES		$114,416		3.00%, 11/15/2026	350	333
	Principal					$911
BONDS- 34.84%	Amount (000's)	Value(000	's)	Apparel - 0.03%
Advertising - 0.03%				NIKE Inc
Interpublic Group of Cos Inc/The				3.88%, 11/01/2045	500	493
4.20%, 04/15/2024	$50	$52
Omnicom Group Inc				Automobile Asset Backed Securities - 0.22%
3.60%, 04/15/2026	500	501		Ally Auto Receivables Trust 2015-2
4.45%, 08/15/2020	30	32		1.84%, 06/15/2020	1,000	1,003
		$585		Capital Auto Receivables Asset Trust 2014-3
Aerospace & Defense - 0.39%				1.48%, 11/20/2018	83	83
Boeing Capital Corp				CarMax Auto Owner Trust 2015-2
4.70%, 10/27/2019	35	38		1.37%, 03/16/2020	652	651
Boeing Co/The				CarMax Auto Owner Trust 2016-1
2.35%, 10/30/2021	1,000	1,006		1.61%, 11/16/2020	1,000	998
Embraer Netherlands Finance BV				Ford Credit Auto Owner Trust 2016-B
5.05%, 06/15/2025	250	259		1.33%, 10/15/2020	1,000	996
Harris Corp				Nissan Auto Receivables 2016-A Owner
3.83%, 04/27/2025	200	206		Trust
4.40%, 12/15/2020	40	43		1.34%, 10/15/2020	500	498
L3 Technologies Inc						$4,229
3.95%, 05/28/2024	178	183		Automobile Manufacturers - 0.42%
4.95%, 02/15/2021	30	32		American Honda Finance Corp
Lockheed Martin Corp				1.60%, 07/13/2018	350	351
3.35%, 09/15/2021	500	518		1.70%, 09/09/2021	500	486
3.55%, 01/15/2026	190	194		Ford Motor Co
3.80%, 03/01/2045	250	237		4.35%, 12/08/2026	500	514
4.07%, 12/15/2042	30	30		4.75%, 01/15/2043	400	385
4.50%, 05/15/2036	685	735		Ford Motor Credit Co LLC
4.70%, 05/15/2046	60	66		2.60%, 11/04/2019	500	505
Northrop Grumman Corp				3.34%, 03/18/2021	500	509
3.50%, 03/15/2021	30	31		3.66%, 09/08/2024	725	721
5.05%, 11/15/2040	500	559		5.00%, 05/15/2018	500	519
Raytheon Co				5.88%, 08/02/2021	100	112
3.13%, 10/15/2020	30	31		General Motors Co
4.70%, 12/15/2041	750	837		6.60%, 04/01/2036	500	586
Spirit AeroSystems Inc				General Motors Financial Co Inc
5.25%, 03/15/2022	500	521		3.45%, 04/10/2022	500	507
United Technologies Corp				4.35%, 01/17/2027	500	511
3.10%, 06/01/2022	500	515		PACCAR Financial Corp
3.75%, 11/01/2046	500	480		2.20%, 09/15/2019	20	20
4.50%, 04/15/2020	550	593		Toyota Motor Credit Corp
4.50%, 06/01/2042	390	419		1.70%, 02/19/2019	500	501
6.13%, 07/15/2038	46	59		1.90%, 04/08/2021	500	493
		$7,592		2.00%, 10/24/2018	400	403
Agriculture - 0.24%				2.75%, 05/17/2021	500	508
Altria Group Inc				3.30%, 01/12/2022	500	520
4.00%, 01/31/2024	500	528				$8,151
4.25%, 08/09/2042	150	149		Automobile Parts & Equipment - 0.02%
4.75%, 05/05/2021	500	543		BorgWarner Inc
Archer-Daniels-Midland Co				4.38%, 03/15/2045	300	296
4.02%, 04/16/2043	350	350		Delphi Corp
4.48%, 03/01/2021(a)	8	9		4.15%, 03/15/2024	133	139
Philip Morris International Inc						$435
2.75%, 02/25/2026	500	483		Banks- 6.19%
2.90%, 11/15/2021	400	406		Associated Banc-Corp
4.13%, 03/04/2043	300	294		4.25%, 01/15/2025	300	299
5.65%, 05/16/2018	430	451		Australia & New Zealand Banking Group
Reynolds American Inc				Ltd/New York NY
4.45%, 06/12/2025	220	233		2.25%, 06/13/2019	550	554
6.15%, 09/15/2043	500	607		Bank of America Corp
8.13%, 06/23/2019	430	487		1.95%, 05/12/2018	310	311
		$4,540		2.25%, 04/21/2020	160	160
Airlines - 0.05%				2.60%, 01/15/2019	600	608
American Airlines 2014-1 Class A Pass				2.63%, 04/19/2021	775	776
Through Trust				2.65%, 04/01/2019	625	633
3.70%, 04/01/2028	18	18		3.25%, 10/21/2027	350	336
American Airlines 2016-1 Class AA Pass				3.30%, 01/11/2023	1,100	1,108
Through Trust				3.50%, 04/19/2026	335	333
3.58%, 07/15/2029	253	255		4.00%, 04/01/2024	850	884

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Bank of America Corp	(continued)			Credit Suisse Group Funding Guernsey Ltd
4.25%, 10/22/2026		$800	$815	3.75%, 03/26/2025	$1,000	$980
4.88%, 04/01/2044		450	491	3.80%, 09/15/2022	1,130	1,143
5.63%, 07/01/2020		500	551	Deutsche Bank AG
6.11%, 01/29/2037		850	1,010	4.10%, 01/13/2026	750	749
6.88%, 04/25/2018		850	899	Discover Bank/Greenwood DE
Bank of America NA				3.20%, 08/09/2021	1,000	1,012
1.65%, 03/26/2018		1,000	1,002	Fifth Third Bancorp
1.75%, 06/05/2018		900	903	2.88%, 07/27/2020	1,000	1,017
Bank of Montreal				4.30%, 01/16/2024	50	52
1.40%, 04/10/2018		500	499	Fifth Third Bank/Cincinnati OH
1.50%, 07/18/2019		500	496	2.25%, 06/14/2021	300	297
2.10%, 12/12/2019		176	176	2.30%, 03/15/2019	300	302
2.38%, 01/25/2019		500	506	First Tennessee Bank NA
Bank of Nova Scotia/The				2.95%, 12/01/2019	300	304
1.65%, 06/14/2019		500	497	Goldman Sachs Group Inc/The
2.45%, 03/22/2021		750	751	2.00%, 04/25/2019	500	499
2.80%, 07/21/2021		500	507	2.55%, 10/23/2019	1,300	1,314
Bank One Corp				2.60%, 04/23/2020	300	302
8.00%, 04/29/2027		1,000	1,308	2.63%, 04/25/2021	500	500
Barclays PLC				2.75%, 09/15/2020	250	252
2.88%, 06/08/2020		300	301	2.90%, 07/19/2018	500	508
3.25%, 01/12/2021		285	288	3.50%, 11/16/2026	750	739
4.38%, 01/12/2026		380	387	4.25%, 10/21/2025	500	513
5.25%, 08/17/2045		750	801	4.75%, 10/21/2045	100	106
BB&T Corp				5.15%, 05/22/2045	300	320
2.45%, 01/15/2020		500	506	5.25%, 07/27/2021	1,350	1,485
6.85%, 04/30/2019		45	49	5.95%, 01/15/2027	700	808
BNP Paribas SA				6.13%, 02/15/2033	850	1,038
2.45%, 03/17/2019		400	403	6.25%, 02/01/2041	220	278
2.70%, 08/20/2018		400	405	6.75%, 10/01/2037	150	187
BPCE SA				HSBC Bank USA NA/New York NY
4.00%, 04/15/2024		750	781	5.63%, 08/15/2035	500	582
Branch Banking & Trust Co				HSBC Holdings PLC
2.63%, 01/15/2022		1,000	1,004	3.40%, 03/08/2021	1,250	1,281
3.80%, 10/30/2026		1,000	1,041	3.90%, 05/25/2026	500	507
Capital One Financial Corp				4.25%, 08/18/2025	750	761
3.50%, 06/15/2023		40	41	6.10%, 01/14/2042	600	755
4.75%, 07/15/2021		400	433	HSBC USA Inc
Capital One NA/Mclean VA				2.35%, 03/05/2020	500	500
2.40%, 09/05/2019		750	755	3.50%, 06/23/2024	500	506
Citigroup Inc				Industrial & Commercial Bank of China
1.70%, 04/27/2018		500	500	Ltd/New York
2.15%, 07/30/2018		370	372	2.45%, 10/20/2021	350	343
2.50%, 09/26/2018		500	505	JPMorgan Chase & Co
2.90%, 12/08/2021		350	351	1.63%, 05/15/2018	1,000	1,001
3.30%, 04/27/2025		1,250	1,229	2.20%, 10/22/2019	1,550	1,559
4.13%, 07/25/2028		500	496	2.25%, 01/23/2020	530	533
4.60%, 03/09/2026		1,000	1,039	2.30%, 08/15/2021	750	742
4.75%, 05/18/2046		350	350	2.40%, 06/07/2021	500	498
5.50%, 09/13/2025		800	881	2.55%, 03/01/2021	1,500	1,505
6.68%, 09/13/2043		300	386	3.13%, 01/23/2025	800	792
8.13%, 07/15/2039		779	1,161	3.20%, 01/25/2023	132	134
Comerica Inc				3.63%, 05/13/2024	100	103
3.80%, 07/22/2026		50	50	3.63%, 12/01/2027	500	488
Commonwealth Bank of Australia/New York				3.88%, 09/10/2024	25	26
NY				3.90%, 07/15/2025	750	780
2.05%, 03/15/2019		500	501	4.13%, 12/15/2026	500	512
Compass Bank				4.50%, 01/24/2022	100	108
3.88%, 04/10/2025		500	485	4.85%, 02/01/2044	400	446
Cooperatieve Rabobank UA				5.60%, 07/15/2041	70	85
3.88%, 02/08/2022		950	1,003	KeyBank NA/Cleveland OH
5.25%, 08/04/2045		500	541	1.60%, 08/22/2019	500	494
Cooperatieve Rabobank UA/NY				3.30%, 06/01/2025	500	503
1.70%, 03/19/2018		500	501	KeyCorp
2.25%, 01/14/2019		250	252	2.30%, 12/13/2018	750	754
3.38%, 05/21/2025		500	507	Korea Development Bank/The
Credit Suisse AG/New York NY				3.38%, 09/16/2025	500	510
1.70%, 04/27/2018		500	500	Kreditanstalt fuer Wiederaufbau
3.00%, 10/29/2021		250	253	0.00%, 04/18/2036(b)	260	144
3.63%, 09/09/2024		500	508	1.00%, 06/11/2018	1,600	1,594
5.40%, 01/14/2020		800	860	1.00%, 07/15/2019	1,500	1,479
				1.13%, 08/06/2018	1,000	997

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Kreditanstalt fuer Wiederaufbau	(continued)			Sumitomo Mitsui Banking Corp
1.50%, 02/06/2019		$500	$500	1.95%, 07/23/2018	$800	$801
1.50%, 04/20/2020		500	495	Sumitomo Mitsui Financial Group Inc
1.50%, 06/15/2021		210	205	2.06%, 07/14/2021	500	487
1.63%, 03/15/2021		1,535	1,512	2.44%, 10/19/2021	500	493
1.75%, 10/15/2019		550	551	2.85%, 01/11/2022	1,000	1,001
1.88%, 04/01/2019		1,200	1,208	3.45%, 01/11/2027	130	129
2.00%, 05/02/2025		280	270	Svenska Handelsbanken AB
2.13%, 01/17/2023		500	495	1.88%, 09/07/2021	1,000	971
2.50%, 11/20/2024		300	301	Toronto-Dominion Bank/The
2.75%, 09/08/2020		1,100	1,132	2.13%, 07/02/2019	750	755
4.00%, 01/27/2020		100	106	2.63%, 09/10/2018	1,000	1,015
Landwirtschaftliche Rentenbank				3.62%, 09/15/2031(a)	300	296
1.00%, 04/04/2018		500	499	UBS AG/Stamford CT
2.38%, 06/10/2025		750	743	1.80%, 03/26/2018	500	501
Lloyds Bank PLC				US Bancorp
2.70%, 08/17/2020		200	203	3.00%, 03/15/2022	50	51
Lloyds Banking Group PLC				3.60%, 09/11/2024	750	771
4.58%, 12/10/2025		1,000	1,018	US Bank NA/Cincinnati OH
4.65%, 03/24/2026		400	409	2.13%, 10/28/2019	500	503
Manufacturers & Traders Trust Co				Wells Fargo & Co
2.10%, 02/06/2020		300	300	2.10%, 07/26/2021	500	490
Mitsubishi UFJ Financial Group Inc				2.60%, 07/22/2020	1,250	1,265
2.76%, 09/13/2026		500	470	3.00%, 01/22/2021	500	510
2.95%, 03/01/2021		750	758	3.00%, 04/22/2026	400	386
Mizuho Financial Group Inc				3.00%, 10/23/2026	500	480
2.27%, 09/13/2021		300	293	3.30%, 09/09/2024	1,000	1,006
Morgan Stanley				3.45%, 02/13/2023	500	507
2.50%, 04/21/2021		1,000	996	3.90%, 05/01/2045	620	598
2.63%, 11/17/2021		1,000	994	4.10%, 06/03/2026	500	512
3.13%, 07/27/2026		640	616	4.65%, 11/04/2044	1,000	1,023
3.70%, 10/23/2024		1,000	1,021	4.75%, 12/07/2046	250	261
3.75%, 02/25/2023		100	103	5.38%, 02/07/2035	250	290
4.30%, 01/27/2045		250	252	Wells Fargo Bank NA
4.35%, 09/08/2026		500	514	2.15%, 12/06/2019	250	252
4.88%, 11/01/2022		650	701	Westpac Banking Corp
5.50%, 07/24/2020		700	768	1.60%, 08/19/2019	500	495
5.50%, 07/28/2021		1,000	1,112	2.10%, 05/13/2021	390	384
5.75%, 01/25/2021		100	112	2.70%, 08/19/2026	500	477
6.38%, 07/24/2042		200	257	2.85%, 05/13/2026	500	485
7.30%, 05/13/2019		1,450	1,610	4.88%, 11/19/2019	50	54
National Australia Bank Ltd/New York						$119,378
2.63%, 07/23/2020		500	504	Beverages - 0.86%
Oesterreichische Kontrollbank AG				Anheuser-Busch InBev Finance Inc
1.50%, 10/21/2020		220	216	1.90%, 02/01/2019	1,345	1,350
2.38%, 10/01/2021		750	756	2.65%, 02/01/2021	609	616
PNC Bank NA				3.65%, 02/01/2026	1,220	1,241
1.60%, 06/01/2018		430	430	4.70%, 02/01/2036	945	1,016
1.85%, 07/20/2018		450	451	4.90%, 02/01/2046	1,600	1,756
2.70%, 11/01/2022		300	298	Anheuser-Busch InBev Worldwide Inc
PNC Financial Services Group Inc/The				2.20%, 08/01/2018	400	403
3.30%, 03/08/2022		400	413	3.75%, 07/15/2042	750	695
6.70%, 06/10/2019		365	403	5.00%, 04/15/2020	609	660
Royal Bank of Canada				6.38%, 01/15/2040	40	51
2.20%, 07/27/2018		1,000	1,009	6.88%, 11/15/2019	40	45
2.35%, 10/30/2020		500	502	8.20%, 01/15/2039	40	61
4.65%, 01/27/2026		500	532	Coca-Cola Co/The
Santander Holdings USA Inc				2.45%, 11/01/2020	750	764
2.65%, 04/17/2020		500	499	3.15%, 11/15/2020	440	459
Santander UK Group Holdings PLC				3.30%, 09/01/2021	750	786
3.57%, 01/10/2023		500	502	Coca-Cola Femsa SAB de CV
Santander UK PLC				2.38%, 11/26/2018	540	545
3.05%, 08/23/2018		1,000	1,018	Diageo Capital PLC
Skandinaviska EnskildaBanken AB				4.83%, 07/15/2020	50	54
1.50%, 09/13/2019		500	493	Diageo Investment Corp
Societe Generale SA				2.88%, 05/11/2022	780	797
2.63%, 10/01/2018		50	51	Dr Pepper Snapple Group Inc
State Street Corp				2.60%, 01/15/2019	30	30
2.55%, 08/18/2020		220	223	3.13%, 12/15/2023	500	502
2.65%, 05/19/2026		500	481	Molson Coors Brewing Co
3.10%, 05/15/2023		50	51	2.10%, 07/15/2021	500	489
3.55%, 08/18/2025		200	207	4.20%, 07/15/2046	250	238

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Chemicals (continued)
Pepsi Bottling Group Inc/The			Potash Corp of Saskatchewan Inc
7.00%, 03/01/2029	$750	$1,021	3.00%, 04/01/2025	$150	$143
PepsiCo Inc			3.63%, 03/15/2024	550	551
1.35%, 10/04/2019	750	745	PPG Industries Inc
2.38%, 10/06/2026	500	476	3.60%, 11/15/2020	50	52
2.75%, 03/05/2022	280	284	Praxair Inc
3.60%, 08/13/2042	400	381	1.25%, 11/07/2018	1,000	994
4.50%, 01/15/2020	1,000	1,075	2.20%, 08/15/2022	50	49
		$16,540	Westlake Chemical Corp
			5.00%, 08/15/2046(c)	350	359
Biotechnology - 0.48%
Amgen Inc					$8,359
3.88%, 11/15/2021	500	528	Commercial Mortgage Backed Securities - 1.73%
4.10%, 06/15/2021	1,000	1,059	Citigroup Commercial Mortgage Trust 2008-
4.66%, 06/15/2051	760	767	C7
5.70%, 02/01/2019	34	36	6.13%, 12/10/2049(a)	27	27
5.75%, 03/15/2040	530	604	Citigroup Commercial Mortgage Trust 2013-
Baxalta Inc			GC15
3.60%, 06/23/2022	750	762	4.37%, 09/10/2046	500	544
5.25%, 06/23/2045	250	272	Citigroup Commercial Mortgage Trust 2015-
Biogen Inc			GC33
2.90%, 09/15/2020	500	509	3.52%, 09/10/2058	1,000	1,025
4.05%, 09/15/2025	160	165	COMM 2012-CCRE2 Mortgage Trust
Celgene Corp			3.79%, 08/15/2045	200	210
2.30%, 08/15/2018	440	443	COMM 2012-CCRE4 Mortgage Trust
3.88%, 08/15/2025	790	808	3.25%, 10/15/2045	500	508
5.00%, 08/15/2045	730	775	COMM 2013-CCRE6 Mortgage Trust
Gilead Sciences Inc			3.10%, 03/10/2046(a)	500	508
1.95%, 03/01/2022	300	290	COMM 2014-CCRE15 Mortgage Trust
2.05%, 04/01/2019	40	40	4.07%, 02/10/2047	500	533
2.35%, 02/01/2020	300	303	COMM 2014-CCRE20 Mortgage Trust
2.95%, 03/01/2027	150	144	3.59%, 11/10/2047	1,302	1,345
3.70%, 04/01/2024	600	617	COMM 2014-LC15 Mortgage Trust
4.00%, 09/01/2036	200	193	4.20%, 04/10/2047	350	370
4.60%, 09/01/2035	590	611	COMM 2014-UBS3 Mortgage Trust
4.75%, 03/01/2046	400	416	3.82%, 06/10/2047	550	573
		$9,342	COMM 2015-DC1 Mortgage Trust
Building Materials - 0.09%			2.87%, 02/10/2048	1,000	1,018
Johnson Controls International plc			3.08%, 02/10/2048(a)	500	498
3.75%, 12/01/2021	755	784	COMM 2015-LC19 Mortgage Trust
5.13%, 09/14/2045	500	561	3.18%, 02/10/2048(a)	500	504
5.25%, 12/01/2041	30	32	COMM 2015-PC1 Mortgage Trust
Masco Corp			3.90%, 07/10/2050	885	928
4.45%, 04/01/2025	300	312	Commercial Mortgage Loan Trust 2008-LS1
Owens Corning			6.09%, 12/10/2049(a)	10	10
4.20%, 12/15/2022	30	32	Commercial Mortgage Pass Through
		$1,721	Certificates
Chemicals - 0.43%			3.76%, 02/10/2049	2,000	2,076
Agrium Inc			Fannie Mae-Aces
5.25%, 01/15/2045	300	328	2.30%, 09/25/2022	465	456
Dow Chemical Co/The			2.48%, 04/25/2022	500	501
3.50%, 10/01/2024	250	255	2.50%, 04/25/2023(a)	352	353
8.55%, 05/15/2019	500	571	2.51%, 11/25/2022	1,000	988
9.40%, 05/15/2039	380	611	2.53%, 09/25/2024	1,500	1,474
Eastman Chemical Co			2.83%, 04/25/2025(a)	800	803
2.70%, 01/15/2020	550	558	2.94%, 01/25/2026	1,601	1,606
EI du Pont de Nemours & Co			3.12%, 08/25/2024(a)	984	995
3.63%, 01/15/2021	750	783	3.46%, 01/25/2024(a)	81	86
4.15%, 02/15/2043	50	50	4.33%, 03/25/2020	96	102
6.00%, 07/15/2018	500	529	Freddie Mac Multifamily Structured Pass
LYB International Finance BV			Through Certificates
4.88%, 03/15/2044	530	563	2.08%, 12/25/2019(a)	14	14
LyondellBasell Industries NV			2.87%, 12/25/2021	350	360
5.00%, 04/15/2019	400	423	3.02%, 02/25/2023(a)	91	93
Methanex Corp			3.06%, 07/25/2023(a)	150	155
3.25%, 12/15/2019	30	30	3.17%, 10/25/2024	1,000	1,033
Monsanto Co			3.21%, 03/25/2025	1,248	1,288
2.75%, 07/15/2021	500	501	3.30%, 04/25/2023	500	523
3.95%, 04/15/2045	500	462	3.30%, 07/25/2024(a)	500	521
Mosaic Co/The			3.53%, 06/25/2020	335	350
5.45%, 11/15/2033	500	521	3.53%, 10/25/2023	500	529
5.63%, 11/15/2043	25	26	4.33%, 10/25/2020	500	538
			GS Mortgage Securities Trust 2011-GC5
			3.00%, 08/10/2044	1	1

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2011-				WFRBS Commercial Mortgage Trust 2014-
GC5 (continued)				LC14
3.71%, 08/10/2044		$375	$395	1.19%, 03/15/2047	$51	$51
GS Mortgage Securities Trust 2013-GCJ14						$33,444
4.24%, 08/10/2046(a)		50	54	Commercial Services - 0.20%
GS Mortgage Securities Trust 2015-GC28				Black Knight InfoServ LLC / Black Knight
3.40%, 02/10/2048(a)		600	611	Lending Solutions Inc
GS Mortgage Securities Trust 2016-GS2				5.75%, 04/15/2023	22	23
3.05%, 05/10/2049(a)		1,000	991	California Institute of Technology
JP Morgan Chase Commercial Mortgage				4.32%, 08/01/2045	50	53
Securities Trust 2006-LDP7				4.70%, 11/01/2111	250	241
5.93%, 04/17/2045(a)		4	4	Duke University
JPMBB Commercial Mortgage Securities				3.30%, 10/01/2046	300	275
Trust 2013-C14				Ecolab Inc
4.41%, 08/15/2046		500	536	5.50%, 12/08/2041	400	479
JPMBB Commercial Mortgage Securities				Massachusetts Institute of Technology
Trust 2014-C18				3.89%, 07/01/2116	375	330
4.08%, 02/15/2047(a)		50	54	3.96%, 07/01/2038	185	196
JPMBB Commercial Mortgage Securities				4.68%, 07/01/2114	100	107
Trust 2014-C19				Moody's Corp
3.67%, 04/15/2047		500	520	4.50%, 09/01/2022	500	537
LB-UBS Commercial Mortgage Trust 2007-				5.25%, 07/15/2044	90	101
C6				S&P Global Inc
5.86%, 07/15/2040(a)		3	3	4.00%, 06/15/2025	350	363
LB-UBS Commercial Mortgage Trust 2007-				6.55%, 11/15/2037	30	36
C7				Total System Services Inc
5.87%, 09/15/2045(a)		331	337	3.80%, 04/01/2021	500	518
Morgan Stanley Bank of America Merrill				4.80%, 04/01/2026	500	539
Lynch Trust 2013-C11				University of Southern California
3.09%, 08/15/2046(a)		84	85	5.25%, 10/01/2111	20	23
4.17%, 08/15/2046(a)		1,130	1,208	Western Union Co/The
Morgan Stanley Bank of America Merrill				5.25%, 04/01/2020	30	32
Lynch Trust 2013-C12				Yale University
4.26%, 10/15/2046		500	541	2.09%, 04/15/2019	50	51
Morgan Stanley Bank of America Merrill						$3,904
Lynch Trust 2014-C14				Computers - 0.72%
3.67%, 02/15/2047		500	522	Apple Inc
Morgan Stanley Bank of America Merrill				1.00%, 05/03/2018	1,250	1,246
Lynch Trust 2014-C15				1.55%, 02/07/2020	500	496
4.05%, 04/15/2047		580	619	2.25%, 02/23/2021	625	628
Morgan Stanley Bank of America Merrill				2.85%, 05/06/2021	550	564
Lynch Trust 2015-C20				3.20%, 05/13/2025	560	568
3.25%, 02/15/2048(a)		500	504	3.25%, 02/23/2026	750	761
Morgan Stanley Bank of America Merrill				3.35%, 02/09/2027	280	285
Lynch Trust 2015-C21				3.45%, 02/09/2045	300	269
3.15%, 03/15/2048(a)		575	590	3.85%, 05/04/2043	550	530
UBS Commercial Mortgage Trust 2012-C1				4.38%, 05/13/2045	80	83
3.00%, 05/10/2045		37	38	4.65%, 02/23/2046	170	185
3.40%, 05/10/2045(a)		70	73	Diamond 1 Finance Corp / Diamond 2 Finance
UBS-Barclays Commercial Mortgage Trust				Corp
2012	-C3			3.48%, 06/01/2019(c)	295	302
3.09%, 08/10/2049(a)		50	51	4.42%, 06/15/2021(c)	800	839
UBS-Barclays Commercial Mortgage Trust				6.02%, 06/15/2026(c)	640	704
2012	-C4			8.10%, 07/15/2036(c)	220	278
2.85%, 12/10/2045(a)		100	101	8.35%, 07/15/2046(c)	185	241
Wachovia Bank Commercial Mortgage Trust				Hewlett Packard Enterprise Co
Series 2007-C34				2.85%, 10/05/2018	330	334
5.68%, 05/15/2046(a)		42	42	3.60%, 10/15/2020(a)	320	328
WFRBS Commercial Mortgage Trust 2012-				4.90%, 10/15/2025	200	208
C7				6.20%, 10/15/2035(a)	400	425
2.30%, 06/15/2045		507	510	6.35%, 10/15/2045(a)	100	104
WFRBS Commercial Mortgage Trust 2012-				HP Inc
C9				4.65%, 12/09/2021	750	804
3.39%, 11/15/2045		500	513	6.00%, 09/15/2041	280	289
WFRBS Commercial Mortgage Trust 2013-				International Business Machines Corp
C14				1.63%, 05/15/2020	500	496
3.34%, 06/15/2046		500	514	2.25%, 02/19/2021	140	141
WFRBS Commercial Mortgage Trust 2014-				2.50%, 01/27/2022	500	505
C20				3.45%, 02/19/2026	750	769
4.00%, 05/15/2047		500	531	4.00%, 06/20/2042	350	351
				4.70%, 02/19/2046	145	160
				7.00%, 10/30/2025	370	475

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Diversified Financial Services (continued)
Seagate HDD Cayman			Legg Mason Inc (continued)
4.75%, 06/01/2023	$550	$550	5.63%, 01/15/2044	$25	$26
		$13,918	Mastercard Inc
Consumer Products - 0.03%			2.00%, 04/01/2019	30	30
Clorox Co/The			3.38%, 04/01/2024	150	156
3.80%, 11/15/2021	30	32	National Rural Utilities Cooperative Finance
Kimberly-Clark Corp			Corp
2.40%, 03/01/2022	30	30	2.85%, 01/27/2025	100	99
2.65%, 03/01/2025	500	489	3.05%, 02/15/2022	530	542
7.50%, 11/01/2018	25	27	Nomura Holdings Inc
		$578	6.70%, 03/04/2020	500	558
Cosmetics & Personal Care - 0.08%			Private Export Funding Corp
Colgate-Palmolive Co			2.80%, 05/15/2022	500	514
2.45%, 11/15/2021	500	508	Visa Inc
Procter & Gamble Co/The			2.20%, 12/14/2020	375	378
1.70%, 11/03/2021	500	491	3.15%, 12/14/2025	360	365
2.30%, 02/06/2022	500	503	4.15%, 12/14/2035	140	149
5.55%, 03/05/2037	24	32	4.30%, 12/14/2045	240	258
		$1,534			$13,062
Credit Card Asset Backed Securities - 0.20%			Electric - 1.83%
Barclays Dryrock Issuance Trust			Ameren Illinois Co
2.20%, 12/15/2022(a)	760	762	2.70%, 09/01/2022	530	533
Chase Issuance Trust			Arizona Public Service Co
1.36%, 04/15/2020	1,000	999	3.35%, 06/15/2024	40	41
1.37%, 06/15/2021	1,000	993	Berkshire Hathaway Energy Co
Citibank Credit Card Issuance Trust			3.75%, 11/15/2023	750	789
2.88%, 01/23/2023	605	623	6.13%, 04/01/2036	450	567
Discover Card Execution Note Trust			CMS Energy Corp
2.12%, 12/15/2021	500	504	2.95%, 02/15/2027	250	238
		$3,881	Commonwealth Edison Co
Distribution & Wholesale - 0.03%			4.70%, 01/15/2044	150	167
WW Grainger Inc			Consolidated Edison Co of New York Inc
4.60%, 06/15/2045	500	547	4.30%, 12/01/2056	750	767
			6.65%, 04/01/2019	540	593
Diversified Financial Services - 0.68%			6.75%, 04/01/2038	530	719
Air Lease Corp			Constellation Energy Group Inc
3.38%, 01/15/2019	50	51	5.15%, 12/01/2020	500	540
3.75%, 02/01/2022	70	72	Consumers Energy Co
American Express Co			6.70%, 09/15/2019	620	691
4.05%, 12/03/2042	500	498	Dominion Resources Inc/VA
7.00%, 03/19/2018	56	59	2.50%, 12/01/2019	300	303
American Express Credit Corp			4.05%, 09/15/2042	900	856
1.80%, 07/31/2018	500	501	DTE Electric Co
2.25%, 08/15/2019	750	757	3.70%, 03/15/2045	200	195
Ameriprise Financial Inc			6.63%, 06/01/2036	50	67
4.00%, 10/15/2023	775	822	DTE Energy Co
BlackRock Inc			3.50%, 06/01/2024	500	506
3.38%, 06/01/2022	30	31	Duke Energy Carolinas LLC
4.25%, 05/24/2021	500	538	4.00%, 09/30/2042	280	282
5.00%, 12/10/2019	430	468	5.30%, 02/15/2040	250	302
Capital One Bank USA NA			6.00%, 12/01/2028	500	622
2.25%, 02/13/2019	400	402	6.45%, 10/15/2032	500	653
Charles Schwab Corp/The			Duke Energy Corp
3.00%, 03/10/2025	300	298	1.80%, 09/01/2021	500	484
CME Group Inc			Duke Energy Florida LLC
3.00%, 03/15/2025	500	502	3.20%, 01/15/2027	500	505
GE Capital International Funding Co			3.40%, 10/01/2046	200	183
Unlimited Co			5.65%, 06/15/2018	30	32
2.34%, 11/15/2020	500	504	Duke Energy Indiana LLC
3.37%, 11/15/2025	1,000	1,031	4.20%, 03/15/2042	30	30
4.42%, 11/15/2035	1,000	1,071	Duke Energy Progress LLC
HSBC Finance Corp			4.38%, 03/30/2044	400	425
6.68%, 01/15/2021	850	963	Edison International
Intercontinental Exchange Inc			2.95%, 03/15/2023	350	351
2.75%, 12/01/2020	500	509	Emera US Finance LP
4.00%, 10/15/2023	25	27	2.15%, 06/15/2019	1,000	999
Jefferies Group LLC			Enel Generacion Chile SA
6.88%, 04/15/2021	280	318	4.25%, 04/15/2024	30	31
8.50%, 07/15/2019	33	38	Entergy Arkansas Inc
Legg Mason Inc			3.75%, 02/15/2021	30	31
4.75%, 03/15/2026	500	527	Entergy Corp
			5.13%, 09/15/2020	30	32

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electric (continued)
Entergy Louisiana LLC			Puget Sound Energy Inc
3.25%, 04/01/2028	$500	$498	4.30%, 05/20/2045	$400	$418
Eversource Energy			4.43%, 11/15/2041	30	32
2.50%, 03/15/2021	500	497	San Diego Gas & Electric Co
Exelon Corp			3.60%, 09/01/2023	30	32
4.95%, 06/15/2035	320	345	4.50%, 08/15/2040	350	384
Exelon Generation Co LLC			South Carolina Electric & Gas Co
4.25%, 06/15/2022	500	524	5.45%, 02/01/2041	540	640
Florida Power & Light Co			Southern California Edison Co
2.75%, 06/01/2023	500	505	5.50%, 03/15/2040	350	433
4.05%, 10/01/2044	25	26	5.95%, 02/01/2038	30	38
5.13%, 06/01/2041	40	47	Southern Co/The
5.65%, 02/01/2037	250	310	2.35%, 07/01/2021	400	395
Georgia Power Co			2.45%, 09/01/2018	540	545
5.65%, 03/01/2037	750	869	4.40%, 07/01/2046	540	538
Great Plains Energy Inc			Southern Power Co
4.85%, 06/01/2021	30	32	2.50%, 12/15/2021	300	296
Hydro-Quebec			4.95%, 12/15/2046	300	303
8.05%, 07/07/2024	530	697	Southwestern Electric Power Co
Idaho Power Co			5.88%, 03/01/2018	600	624
3.65%, 03/01/2045	200	185	6.20%, 03/15/2040	390	485
Interstate Power & Light Co			6.45%, 01/15/2019	30	32
3.25%, 12/01/2024	300	300	Southwestern Public Service Co
Louisville Gas & Electric Co			4.50%, 08/15/2041	600	651
5.13%, 11/15/2040	330	381	TransAlta Corp
Mississippi Power Co			6.50%, 03/15/2040	30	27
4.25%, 03/15/2042	30	26	Union Electric Co
Nevada Power Co			3.65%, 04/15/2045	500	480
5.45%, 05/15/2041	340	403	Virginia Electric & Power Co
7.13%, 03/15/2019	434	481	3.15%, 01/15/2026	500	500
NextEra Energy Capital Holdings Inc			4.45%, 02/15/2044	500	536
2.30%, 04/01/2019	300	303	WEC Energy Group Inc
4.50%, 06/01/2021	50	54	3.55%, 06/15/2025	70	72
Northern States Power Co/MN			Wisconsin Electric Power Co
5.35%, 11/01/2039	30	36	4.30%, 12/15/2045	205	216
NSTAR Electric Co			Wisconsin Power & Light Co
2.38%, 10/15/2022	500	492	4.10%, 10/15/2044	50	50
Oglethorpe Power Corp					$35,311
4.55%, 06/01/2044	200	202	Electrical Components & Equipment - 0.02%
Oncor Electric Delivery Co LLC			Emerson Electric Co
5.25%, 09/30/2040	530	631	2.63%, 02/15/2023	30	30
Pacific Gas & Electric Co			4.88%, 10/15/2019	30	32
3.75%, 02/15/2024	125	131	5.25%, 10/15/2018	250	265
5.40%, 01/15/2040	30	36			$327
5.80%, 03/01/2037	500	620	Electronics - 0.09%
6.35%, 02/15/2038	400	526	Arrow Electronics Inc
8.25%, 10/15/2018	300	330	4.50%, 03/01/2023	30	31
PacifiCorp			Corning Inc
5.65%, 07/15/2018	30	32	4.25%, 08/15/2020	500	528
6.00%, 01/15/2039	500	646	Honeywell International Inc
PECO Energy Co			3.35%, 12/01/2023	500	519
1.70%, 09/15/2021	60	59	Jabil Circuit Inc
2.38%, 09/15/2022	730	725	4.70%, 09/15/2022	30	31
4.15%, 10/01/2044	400	410	Koninklijke Philips NV
Potomac Electric Power Co			3.75%, 03/15/2022	500	522
3.60%, 03/15/2024	30	31	5.00%, 03/15/2042	30	32
PPL Capital Funding Inc			Tyco Electronics Group SA
3.50%, 12/01/2022	1,000	1,025	7.13%, 10/01/2037	37	49
Progress Energy Inc					$1,712
3.15%, 04/01/2022	40	41	Environmental Control - 0.10%
7.75%, 03/01/2031	500	697	Republic Services Inc
PSEG Power LLC			2.90%, 07/01/2026	500	483
8.63%, 04/15/2031	500	620	3.20%, 03/15/2025	300	300
Public Service Co of Colorado			5.50%, 09/15/2019	25	27
3.95%, 03/15/2043	30	30	Waste Management Inc
Public Service Electric & Gas Co			3.50%, 05/15/2024	1,000	1,036
3.05%, 11/15/2024	300	299			$1,846
3.50%, 08/15/2020	372	388
			Federal & Federally Sponsored Credit - 0.03%
Puget Energy Inc			Federal Farm Credit Banks
6.00%, 09/01/2021	500	560	0.75%, 04/18/2018	500	499
			1.58%, 02/17/2021	150	148
					$647

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 2.01%			Food (continued)
Fannie Mae			Conagra Brands Inc
0.00%, 10/09/2019(b)	$85	$81	3.25%, 09/15/2022	$1,030	$1,037
0.88%, 12/27/2017	650	650	General Mills Inc
0.88%, 05/21/2018	500	499	3.15%, 12/15/2021	30	31
0.88%, 08/02/2019	500	494	JM Smucker Co/The
1.00%, 02/26/2019	250	249	3.00%, 03/15/2022	300	305
1.00%, 08/28/2019	250	247	4.25%, 03/15/2035	300	307
1.05%, 05/25/2018	50	50	Kellogg Co
1.13%, 07/20/2018	500	500	2.65%, 12/01/2023	460	450
1.13%, 12/14/2018	700	699	4.00%, 12/15/2020	780	825
1.13%, 07/26/2019	2,200	2,175	Koninklijke Ahold DelhaizeNV
1.25%, 02/26/2019	2,000	1,996	5.70%, 10/01/2040	30	34
1.25%, 05/06/2021	300	293	Kraft Heinz Foods Co
1.38%, 01/28/2019	205	205	2.00%, 07/02/2018	330	331
1.38%, 02/26/2021	250	246	3.00%, 06/01/2026	285	269
1.50%, 06/22/2020	750	747	3.50%, 06/06/2022	1,000	1,023
1.50%, 11/30/2020	500	496	3.50%, 07/15/2022	500	511
1.63%, 11/27/2018	125	126	3.95%, 07/15/2025	120	122
1.70%, 01/27/2020	500	499	4.38%, 06/01/2046	345	325
1.75%, 09/12/2019	1,000	1,008	5.20%, 07/15/2045	260	274
1.75%, 11/26/2019	400	403	5.38%, 02/10/2020	30	33
1.88%, 09/18/2018	100	101	6.50%, 02/09/2040	30	37
1.88%, 02/19/2019	500	506	Kroger Co/The
1.88%, 12/28/2020	300	301	2.95%, 11/01/2021	500	503
1.88%, 09/24/2026	350	326	5.15%, 08/01/2043	500	545
2.00%, 01/05/2022	500	500	5.40%, 07/15/2040	30	33
2.13%, 04/24/2026	1,000	953	Sysco Corp
2.63%, 09/06/2024	500	509	3.30%, 07/15/2026	500	492
5.63%, 07/15/2037	65	88	Tyson Foods Inc
6.63%, 11/15/2030	500	706	4.88%, 08/15/2034	350	362
7.13%, 01/15/2030	250	362	Unilever Capital Corp
7.25%, 05/15/2030	249	366	4.25%, 02/10/2021	500	538
Federal Home Loan Banks					$8,419
0.63%, 08/07/2018	400	397	Forest Products & Paper - 0.10%
0.88%, 03/19/2018	1,500	1,499	Celulosa Arauco y Constitucion SA
0.88%, 06/29/2018	1,000	997	4.75%, 01/11/2022	500	523
0.88%, 10/01/2018	750	746	Georgia-Pacific LLC
1.00%, 09/26/2019	250	247	7.75%, 11/15/2029	20	28
1.13%, 04/25/2018	500	501	8.00%, 01/15/2024	400	519
1.13%, 06/21/2019	500	497	International Paper Co
1.13%, 07/14/2021	450	437	3.65%, 06/15/2024	250	255
1.25%, 01/16/2019	1,000	1,000	4.40%, 08/15/2047	250	241
1.38%, 11/15/2019	1,000	997	7.30%, 11/15/2039	326	425
1.38%, 02/18/2021	500	493			$1,991
1.63%, 06/14/2019	800	804	Gas- 0.13%
1.65%, 01/06/2020	300	299	Atmos Energy Corp
1.75%, 12/14/2018	750	757	4.13%, 10/15/2044	250	253
1.88%, 03/13/2020	500	504	Dominion Gas Holdings LLC
2.00%, 09/14/2018	500	507	3.55%, 11/01/2023	30	31
4.13%, 03/13/2020	100	108	4.60%, 12/15/2044	200	205
5.50%, 07/15/2036	50	67	NiSource Finance Corp
5.63%, 06/11/2021	65	75	6.40%, 03/15/2018	215	225
Freddie Mac			6.80%, 01/15/2019	250	272
0.75%, 04/09/2018	750	748	ONE Gas Inc
0.88%, 03/07/2018	2,000	1,998	3.61%, 02/01/2024	50	51
0.88%, 10/12/2018	200	199	Piedmont Natural Gas Co Inc
1.00%, 05/25/2018	650	649	4.10%, 09/18/2034	25	25
1.13%, 04/15/2019	1,000	996	Sempra Energy
1.25%, 10/02/2019	1,500	1,491	2.40%, 03/15/2020	200	200
1.38%, 05/01/2020	500	497	6.00%, 10/15/2039	634	778
1.40%, 08/22/2019	163	163	Southern California Gas Co
1.50%, 01/17/2020	500	499	3.15%, 09/15/2024	500	512
1.75%, 05/30/2019	250	252	4.45%, 03/15/2044	50	54
2.38%, 01/13/2022	1,750	1,784			$2,606
3.75%, 03/27/2019	1,250	1,312
			Hand & Machine Tools - 0.01%
4.88%, 06/13/2018	63	66	Stanley Black &Decker Inc
5.13%, 11/17/2017	70	72	3.40%, 12/01/2021	250	259
6.25%, 07/15/2032	500	698
6.75%, 03/15/2031	43	61
			Healthcare - Products - 0.49%
		$38,798	Abbott Laboratories
Food- 0.44%			2.00%, 03/15/2020	300	298
Campbell Soup Co			2.90%, 11/30/2021	460	462
4.25%, 04/15/2021	30	32

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Products (continued)			Housewares - 0.05%
Abbott Laboratories (continued)			Newell Brands Inc
3.75%, 11/30/2026	$410	$410	2.88%, 12/01/2019	$200	$204
4.90%, 11/30/2046	310	322	4.20%, 04/01/2026	750	789
5.13%, 04/01/2019	530	561			$993
Becton Dickinson and Co			Insurance - 0.88%
3.73%, 12/15/2024	731	756	Aflac Inc
5.00%, 11/12/2040	30	33	3.63%, 11/15/2024	300	311
Boston Scientific Corp			6.45%, 08/15/2040	8	11
3.85%, 05/15/2025	950	969	Alleghany Corp
6.00%, 01/15/2020	30	33	4.90%, 09/15/2044	500	515
Medtronic Inc			Allstate Corp/The
1.50%, 03/15/2018	250	250	3.28%, 12/15/2026	300	301
3.15%, 03/15/2022	1,000	1,030	5.35%, 06/01/2033	350	403
3.50%, 03/15/2025	780	800	American International Group Inc
4.38%, 03/15/2035	234	249	3.88%, 01/15/2035	300	280
4.63%, 03/15/2044	500	539	3.90%, 04/01/2026	750	759
5.55%, 03/15/2040	40	47	4.80%, 07/10/2045	260	266
St Jude Medical LLC			4.88%, 06/01/2022	850	923
4.75%, 04/15/2043	300	298	Aon Corp
Stryker Corp			5.00%, 09/30/2020	480	520
3.50%, 03/15/2026	500	510	Aon PLC
4.38%, 05/15/2044	25	25	3.50%, 06/14/2024	250	252
Thermo Fisher Scientific Inc			4.75%, 05/15/2045	270	273
2.95%, 09/19/2026	300	288	AXA SA
4.15%, 02/01/2024	600	633	8.60%, 12/15/2030	30	42
4.70%, 05/01/2020	30	32	AXIS Specialty Finance PLC
Zimmer Biomet Holdings Inc			2.65%, 04/01/2019	500	505
2.00%, 04/01/2018	200	201	Berkshire Hathaway Finance Corp
3.15%, 04/01/2022	200	201	4.25%, 01/15/2021	350	378
3.55%, 04/01/2025	500	496	Berkshire Hathaway Inc
		$9,443	3.13%, 03/15/2026	275	276
Healthcare - Services - 0.44%			3.75%, 08/15/2021	750	796
Aetna Inc			4.50%, 02/11/2043	350	379
2.40%, 06/15/2021	520	526	Chubb Corp/The
3.20%, 06/15/2026	395	398	6.50%, 05/15/2038	326	443
4.25%, 06/15/2036	155	157	Chubb INA Holdings Inc
4.38%, 06/15/2046	280	283	2.70%, 03/13/2023	300	299
6.63%, 06/15/2036	13	17	2.88%, 11/03/2022	500	505
6.75%, 12/15/2037	205	274	5.90%, 06/15/2019	30	33
Anthem Inc			CNA Financial Corp
3.50%, 08/15/2024	450	453	5.75%, 08/15/2021	40	45
4.65%, 01/15/2043	30	31	First American Financial Corp
4.65%, 08/15/2044	650	675	4.60%, 11/15/2024	300	303
Cigna Corp			Hartford Financial Services Group Inc/The
4.00%, 02/15/2022	600	632	6.63%, 03/30/2040	530	673
Coventry Health Care Inc			Lincoln National Corp
5.45%, 06/15/2021	108	120	6.15%, 04/07/2036	20	24
Humana Inc			8.75%, 07/01/2019	132	152
2.63%, 10/01/2019	20	20	Manulife Financial Corp
4.63%, 12/01/2042	500	510	4.15%, 03/04/2026	300	317
Laboratory Corp of America Holdings			Marsh & McLennan Cos Inc
4.70%, 02/01/2045	250	245	2.35%, 09/10/2019	25	25
Memorial Sloan-Kettering Cancer Center			2.35%, 03/06/2020	200	201
4.13%, 07/01/2052	350	345	MetLife Inc
4.20%, 07/01/2055	250	250	3.60%, 11/13/2025	750	769
Northwell Healthcare Inc			4.05%, 03/01/2045	200	195
3.98%, 11/01/2046	500	465	4.72%, 12/15/2044(a)	200	216
Quest Diagnostics Inc			4.75%, 02/08/2021	750	814
4.75%, 01/30/2020	12	13	6.40%, 12/15/2066(a)	430	475
Trinity Health Corp			7.72%, 02/15/2019	130	144
4.13%, 12/01/2045	500	490	PartnerRe Finance B LLC
UnitedHealth Group Inc			5.50%, 06/01/2020	40	44
1.90%, 07/16/2018	300	302	Progressive Corp/The
2.70%, 07/15/2020	300	307	3.75%, 08/23/2021	30	32
3.75%, 07/15/2025	190	199	4.35%, 04/25/2044	30	32
4.70%, 02/15/2021	500	544	Prudential Financial Inc
4.75%, 07/15/2045	500	563	2.30%, 08/15/2018	270	272
6.50%, 06/15/2037	500	666	5.20%, 03/15/2044(a)	400	410
		$8,485	5.70%, 12/14/2036	480	565
			6.63%, 12/01/2037	550	720
			7.38%, 06/15/2019	500	560
			Reinsurance Group of America Inc
			4.70%, 09/15/2023	30	32

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Machinery - Diversified (continued)
Travelers Cos Inc/The			Xylem Inc/NY
6.25%, 06/15/2037	$533	$696	4.88%, 10/01/2021	$17	$19
Voya Financial Inc					$3,063
3.65%, 06/15/2026	335	331	Media- 0.91%
XLIT Ltd			21st Century Fox America Inc
2.30%, 12/15/2018	500	503	3.00%, 09/15/2022	540	540
		$17,020	3.38%, 11/15/2026(c)	170	167
Internet - 0.22%			4.50%, 02/15/2021	500	536
Alibaba Group Holding Ltd			4.75%, 11/15/2046(c)	200	204
3.60%, 11/28/2024	1,000	1,012	6.40%, 12/15/2035	50	61
Alphabet Inc			7.85%, 03/01/2039	500	687
2.00%, 08/15/2026	500	465	CBS Corp
3.63%, 05/19/2021	40	43	3.70%, 08/15/2024	500	505
Amazon.com Inc			5.75%, 04/15/2020	530	583
2.50%, 11/29/2022	40	40	7.88%, 07/30/2030	30	40
2.60%, 12/05/2019	500	511	Charter Communications Operating LLC /
4.80%, 12/05/2034	350	395	Charter Communications Operating Capital
Baidu Inc			6.38%, 10/23/2035	30	34
3.25%, 08/06/2018	351	357	Comcast Corp
eBay Inc			2.75%, 03/01/2023	50	50
2.20%, 08/01/2019	1,000	1,005	3.13%, 07/15/2022	575	588
2.60%, 07/15/2022	450	440	3.38%, 02/15/2025	600	605
		$4,268	3.38%, 08/15/2025	300	302
Iron & Steel - 0.07%			4.50%, 01/15/2043	25	26
Nucor Corp			4.60%, 08/15/2045	270	281
4.00%, 08/01/2023	250	265	5.65%, 06/15/2035	500	594
Vale Overseas Ltd			5.70%, 05/15/2018	600	631
4.38%, 01/11/2022	300	310	6.40%, 03/01/2040	500	646
5.63%, 09/15/2019	380	407	6.45%, 03/15/2037	1,060	1,362
6.88%, 11/10/2039	50	54	Discovery Communications LLC
Vale SA			5.05%, 06/01/2020	430	464
5.63%, 09/11/2042	350	338	6.35%, 06/01/2040	40	43
		$1,374	Grupo Televisa SAB
Leisure Products & Services - 0.02%			5.00%, 05/13/2045	500	457
Carnival Corp			RELX Capital Inc
3.95%, 10/15/2020	25	26	3.13%, 10/15/2022	16	16
Harley-Davidson Inc			Scripps Networks Interactive Inc
3.50%, 07/28/2025	300	308	3.95%, 06/15/2025	350	359
		$334	Thomson Reuters Corp
Lodging - 0.05%			3.35%, 05/15/2026	400	394
Marriott International Inc/MD			3.95%, 09/30/2021	200	208
2.30%, 01/15/2022	350	342	5.85%, 04/15/2040	30	34
2.88%, 03/01/2021	600	607	Time Warner Cable LLC
Wyndham Worldwide Corp			4.50%, 09/15/2042	1,000	910
3.90%, 03/01/2023	25	25	7.30%, 07/01/2038	60	75
		$974	8.75%, 02/14/2019	830	933
			Time Warner Inc
Machinery - Construction & Mining - 0.15%
Caterpillar Financial Services Corp			2.95%, 07/15/2026	400	371
1.70%, 08/09/2021	250	243	3.55%, 06/01/2024	500	499
1.80%, 11/13/2018	750	753	4.85%, 07/15/2045	500	496
1.93%, 10/01/2021(c)	500	487	4.88%, 03/15/2020	430	461
2.40%, 08/09/2026	250	237	6.20%, 03/15/2040	430	498
2.45%, 09/06/2018	500	506	Viacom Inc
7.15%, 02/15/2019	25	28	3.88%, 12/15/2021	530	547
Caterpillar Inc			4.38%, 03/15/2043	330	290
3.40%, 05/15/2024	500	519	4.85%, 12/15/2034	500	487
3.80%, 08/15/2042	50	49	Walt Disney Co/The
		$2,822	1.85%, 05/30/2019	1,000	1,005
			3.75%, 06/01/2021	525	559
Machinery - Diversified - 0.16%			7.00%, 03/01/2032	30	41
Cummins Inc
4.88%, 10/01/2043	25	28			$17,589
John Deere Capital Corp			Metal Fabrication & Hardware - 0.01%
1.95%, 03/04/2019	500	502	Precision Castparts Corp
2.75%, 03/15/2022	530	536	3.90%, 01/15/2043	193	192
2.80%, 03/06/2023	500	502
3.35%, 06/12/2024	300	308	Mining - 0.24%
Rockwell Automation Inc			Barrick Gold Corp
6.25%, 12/01/2037	129	163	4.10%, 05/01/2023	350	376
Roper Technologies Inc			Barrick North America Finance LLC
2.05%, 10/01/2018	1,000	1,005	5.75%, 05/01/2043	280	329
			BHP Billiton Finance USA Ltd
			2.05%, 09/30/2018	250	253

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)				Oil & Gas (continued)
BHP Billiton Finance USA Ltd	(continued)			Chevron Corp (continued)
5.00%, 09/30/2043		$500	$576	3.33%, 11/17/2025	$165	$168
Goldcorp Inc				CNOOC Finance 2013 Ltd
3.63%, 06/09/2021		30	31	3.00%, 05/09/2023	500	491
3.70%, 03/15/2023		500	510	CNOOC Nexen Finance 2014 ULC
Newmont Mining Corp				4.25%, 04/30/2024	500	524
3.50%, 03/15/2022		500	516	ConocoPhillips
6.25%, 10/01/2039		350	416	6.00%, 01/15/2020	500	553
Rio Tinto Alcan Inc				6.50%, 02/01/2039	490	617
5.75%, 06/01/2035		400	438	ConocoPhillips Co
6.13%, 12/15/2033		30	34	2.88%, 11/15/2021	300	303
Rio Tinto Finance USA Ltd				4.95%, 03/15/2026	500	554
9.00%, 05/01/2019		500	574	Devon Energy Corp
Southern Copper Corp				3.25%, 05/15/2022	300	301
5.38%, 04/16/2020		40	43	5.60%, 07/15/2041	495	530
5.88%, 04/23/2045		350	370	Ecopetrol SA
6.75%, 04/16/2040		100	112	5.88%, 09/18/2023	1,040	1,128
			$4,578	EOG Resources Inc
Miscellaneous Manufacturers - 0.31%				2.63%, 03/15/2023	480	468
3M Co				4.15%, 01/15/2026	500	526
2.00%, 06/26/2022		500	494	4.40%, 06/01/2020	40	43
5.70%, 03/15/2037		30	38	EQT Corp
Dover Corp				6.50%, 04/01/2018	30	31
5.38%, 03/01/2041		30	36	Exxon Mobil Corp
Eaton Corp				1.31%, 03/06/2018	200	200
2.75%, 11/02/2022		520	522	1.71%, 03/01/2019	375	376
4.15%, 11/02/2042		20	20	1.91%, 03/06/2020	500	500
General Electric Co				2.22%, 03/01/2021	500	501
2.30%, 01/14/2019		500	507	2.40%, 03/06/2022	500	501
3.15%, 09/07/2022		500	517	2.71%, 03/06/2025	200	196
4.50%, 03/11/2044		500	543	3.04%, 03/01/2026	500	500
4.63%, 01/07/2021		50	55	4.11%, 03/01/2046	500	520
5.88%, 01/14/2038		750	961	Hess Corp
6.75%, 03/15/2032		250	341	4.30%, 04/01/2027	300	300
Illinois Tool Works Inc				7.13%, 03/15/2033	21	25
3.50%, 03/01/2024		540	564	7.30%, 08/15/2031	349	411
Ingersoll-Rand Luxembourg Finance SA				HollyFrontier Corp
2.63%, 05/01/2020		500	503	5.88%, 04/01/2026	500	535
Parker-Hannifin Corp				Husky Energy Inc
3.30%, 11/21/2024		300	306	4.00%, 04/15/2024	500	513
3.50%, 09/15/2022		30	31	Kerr-McGee Corp
Textron Inc				6.95%, 07/01/2024	400	479
4.00%, 03/15/2026		500	511	Marathon Oil Corp
			$5,949	3.85%, 06/01/2025	500	497
Office & Business Equipment - 0.03%				5.90%, 03/15/2018	30	31
Xerox Corp				Marathon Petroleum Corp
4.50%, 05/15/2021		30	31	3.63%, 09/15/2024	500	497
5.63%, 12/15/2019		350	377	5.00%, 09/15/2054	200	179
6.75%, 12/15/2039		250	256	Nexen Energy ULC
			$664	6.40%, 05/15/2037	730	901
Oil & Gas - 1.93%				7.50%, 07/30/2039	39	54
Anadarko Petroleum Corp				Noble Energy Inc
6.20%, 03/15/2040		430	501	4.15%, 12/15/2021	750	788
Apache Corp				Occidental Petroleum Corp
3.63%, 02/01/2021		530	547	3.50%, 06/15/2025	500	510
4.75%, 04/15/2043		280	288	4.10%, 02/15/2047	500	491
BP Capital Markets PLC				Petro-Canada
2.52%, 01/15/2020		500	506	6.80%, 05/15/2038	534	699
3.02%, 01/16/2027		1,000	966	Petroleos Mexicanos
3.25%, 05/06/2022		640	655	4.25%, 01/15/2025	50	48
4.75%, 03/10/2019		170	180	4.88%, 01/24/2022	1,180	1,204
Canadian Natural Resources Ltd				5.50%, 06/27/2044	530	456
3.80%, 04/15/2024		750	757	5.63%, 01/23/2046	800	695
Chevron Corp				5.75%, 03/01/2018	407	422
				6.50%, 03/13/2027(c)	500	531
1.72%, 06/24/2018		350	351
2.19%, 11/15/2019		350	354	6.63%, 06/15/2035	750	756
2.36%, 12/05/2022		350	343	6.88%, 08/04/2026	300	328
2.42%, 11/17/2020		175	177	Phillips 66
2.43%, 06/24/2020		290	294	4.88%, 11/15/2044	500	519
2.95%, 05/16/2026		180	178	5.88%, 05/01/2042	30	35
				Pioneer Natural Resources Co
				3.95%, 07/15/2022	30	31

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Shell International Finance BV			Bristol-Myers Squibb Co
1.38%, 05/10/2019	$605	$601	3.25%, 08/01/2042	$515	$458
1.88%, 05/10/2021	1,045	1,025	Cardinal Health Inc
2.88%, 05/10/2026	155	151	4.60%, 03/15/2043	430	433
3.25%, 05/11/2025	280	282	Eli Lilly & Co
4.13%, 05/11/2035	60	62	5.50%, 03/15/2027	530	637
4.38%, 03/25/2020	565	604	Express Scripts Holding Co
4.38%, 05/11/2045	500	517	3.90%, 02/15/2022	500	519
5.50%, 03/25/2040	430	511	4.75%, 11/15/2021	50	54
6.38%, 12/15/2038	350	459	4.80%, 07/15/2046	500	487
Statoil ASA			GlaxoSmithKline Capital Inc
1.95%, 11/08/2018	1,000	1,004	5.65%, 05/15/2018	430	452
3.15%, 01/23/2022	300	308	6.38%, 05/15/2038	430	569
5.25%, 04/15/2019	808	865	Johnson & Johnson
Suncor Energy Inc			1.65%, 03/01/2021	265	262
6.50%, 06/15/2038	400	510	2.45%, 03/01/2026	225	216
6.85%, 06/01/2039	13	17	3.55%, 03/01/2036	750	754
Total Capital International SA			5.95%, 08/15/2037	75	99
2.13%, 01/10/2019	400	403	McKesson Corp
2.88%, 02/17/2022	400	406	2.70%, 12/15/2022	500	490
Total Capital SA			4.75%, 03/01/2021	100	108
2.13%, 08/10/2018	750	757	4.88%, 03/15/2044	80	83
4.25%, 12/15/2021	550	595	Mead Johnson Nutrition Co
Valero Energy Corp			4.60%, 06/01/2044	30	31
9.38%, 03/15/2019	500	573	Merck & Co Inc
		$37,213	4.15%, 05/18/2043	750	774
Oil & Gas Services - 0.18%			6.55%, 09/15/2037	290	392
Baker Hughes Inc			Merck Sharp & Dohme Corp
3.20%, 08/15/2021	128	131	5.00%, 06/30/2019	530	571
7.50%, 11/15/2018	900	984	Mylan Inc
Halliburton Co			4.20%, 11/29/2023	30	31
3.25%, 11/15/2021	530	544	Mylan NV
3.80%, 11/15/2025	145	149	3.15%, 06/15/2021	825	826
4.85%, 11/15/2035	530	568	3.95%, 06/15/2026	240	234
5.00%, 11/15/2045	230	250	5.25%, 06/15/2046	125	125
7.45%, 09/15/2039	26	36	Novartis Capital Corp
National Oilwell Varco Inc			3.40%, 05/06/2024	500	518
2.60%, 12/01/2022	400	384	4.40%, 04/24/2020	30	32
3.95%, 12/01/2042	400	333	4.40%, 05/06/2044	530	575
		$3,379	Novartis Securities Investment Ltd
Packaging & Containers - 0.00%			5.13%, 02/10/2019	500	534
Packaging Corp of America			Perrigo Co PLC
4.50%, 11/01/2023	25	27	5.30%, 11/15/2043	500	514
WestRock MWV LLC			Pfizer Inc
7.38%, 09/01/2019	25	28	1.95%, 06/03/2021	200	199
		$55	3.00%, 12/15/2026	500	496
Pharmaceuticals - 1.27%			3.40%, 05/15/2024	100	104
AbbVie Inc			4.13%, 12/15/2046	500	509
1.80%, 05/14/2018	570	571	4.30%, 06/15/2043	200	207
2.50%, 05/14/2020	620	624	5.20%, 08/12/2020	110	122
2.90%, 11/06/2022	550	547	7.20%, 03/15/2039	400	579
3.20%, 05/14/2026	390	375	Shire Acquisitions Investments Ireland DAC
3.60%, 05/14/2025	150	149	1.90%, 09/23/2019	300	298
4.30%, 05/14/2036	240	234	2.88%, 09/23/2023	300	291
4.45%, 05/14/2046	270	262	3.20%, 09/23/2026	300	286
4.50%, 05/14/2035	220	220	Teva Pharmaceutical Finance IV BV
4.70%, 05/14/2045	320	321	3.65%, 11/10/2021	750	759
Actavis Funding SCS			Teva Pharmaceutical Finance Netherlands III
3.00%, 03/12/2020	685	698	BV
3.80%, 03/15/2025	1,520	1,536	3.15%, 10/01/2026	1,000	926
4.55%, 03/15/2035	170	171	Wyeth LLC
4.75%, 03/15/2045	500	508	6.50%, 02/01/2034	500	654
Actavis Inc			Zoetis Inc
6.13%, 08/15/2019	34	37	3.25%, 02/01/2023	540	547
AmerisourceBergen Corp					$24,457
3.40%, 05/15/2024	30	30	Pipelines - 0.95%
AstraZeneca PLC			Boardwalk Pipelines LP
1.75%, 11/16/2018	750	752	3.38%, 02/01/2023	30	30
2.38%, 11/16/2020	195	195	Buckeye Partners LP
3.38%, 11/16/2025	180	181	3.95%, 12/01/2026	500	497
4.00%, 09/18/2042	300	291	4.35%, 10/15/2024	25	26
			Enbridge Energy Partners LP
			5.20%, 03/15/2020	24	26

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Pipelines (continued)			Pipelines (continued)
Enbridge Energy Partners LP (continued)			Williams Partners LP	(continued)
7.38%, 10/15/2045	$70	$87	4.00%, 09/15/2025		$50	$51
7.50%, 04/15/2038	350	427	5.10%, 09/15/2045		220	223
Energy Transfer Partners LP			5.25%, 03/15/2020		530	574
4.05%, 03/15/2025	300	301	6.30%, 04/15/2040		30	34
4.20%, 04/15/2027	300	301				$18,415
4.90%, 03/15/2035	500	486	Real Estate - 0.04%
5.30%, 04/15/2047	300	300	Brookfield Asset Management Inc
6.50%, 02/01/2042	530	598	4.00%, 01/15/2025		300	301
9.00%, 04/15/2019	16	18	Prologis LP
EnLink Midstream Partners LP			2.75%, 02/15/2019		390	396
4.40%, 04/01/2024	200	203				$697
Enterprise Products Operating LLC			Regional Authority - 0.21%
1.65%, 05/07/2018	175	175	Province of British Columbia Canada
3.70%, 02/15/2026	400	405	2.00%, 10/23/2022		500	491
3.75%, 02/15/2025	850	865	2.65%, 09/22/2021		400	409
4.45%, 02/15/2043	350	342	6.50%, 01/15/2026		45	57
4.85%, 08/15/2042	400	414	Province of Manitoba Canada
5.20%, 09/01/2020	430	470	1.75%, 05/30/2019		500	501
6.88%, 03/01/2033	39	49	3.05%, 05/14/2024		30	31
EQT Midstream Partners LP			Province of Ontario Canada
4.13%, 12/01/2026	500	495	2.50%, 09/10/2021		500	505
Kinder Morgan Energy Partners LP			3.20%, 05/16/2024		440	455
3.50%, 09/01/2023	390	386	4.00%, 10/07/2019		400	422
3.95%, 09/01/2022	600	619	Province of Quebec Canada
4.70%, 11/01/2042	20	19	2.75%, 08/25/2021		540	552
6.38%, 03/01/2041	380	422	2.88%, 10/16/2024		500	505
6.95%, 01/15/2038	383	456	7.50%, 09/15/2029		36	51
Kinder Morgan Inc/DE			Province of Saskatchewan Canada
3.05%, 12/01/2019	400	407	8.50%, 07/15/2022		17	22
5.05%, 02/15/2046	300	299				$4,001
7.75%, 01/15/2032	500	633	REITS- 0.80%
Magellan Midstream Partners LP			Alexandria Real Estate Equities Inc
4.25%, 02/01/2021	750	795	3.90%, 06/15/2023		750	769
MPLX LP			American Tower Corp
4.13%, 03/01/2027	140	141	3.38%, 10/15/2026		500	478
4.88%, 12/01/2024	500	533	4.70%, 03/15/2022		50	54
4.88%, 06/01/2025	100	107	5.90%, 11/01/2021		500	561
ONEOK Partners LP			AvalonBay Communities Inc
6.13%, 02/01/2041	30	34	2.85%, 03/15/2023		30	30
8.63%, 03/01/2019	530	594	3.50%, 11/15/2024		1,000	1,019
Plains All American Pipeline LP / PAA			3.63%, 10/01/2020		100	104
Finance Corp			Boston Properties LP
4.30%, 01/31/2043	100	87	3.13%, 09/01/2023		20	20
4.50%, 12/15/2026	500	514	5.63%, 11/15/2020		30	33
4.70%, 06/15/2044	30	28	5.88%, 10/15/2019		530	577
6.65%, 01/15/2037	500	564	Camden Property Trust
8.75%, 05/01/2019	170	192	3.50%, 09/15/2024		25	25
Regency Energy Partners LP / Regency			CBL & Associates LP
Energy Finance Corp			5.25%, 12/01/2023		200	200
5.00%, 10/01/2022	350	375	5.95%, 12/15/2026		300	299
Sabine Pass Liquefaction LLC			Crown Castle International Corp
5.63%, 02/01/2021(a)	200	217
5.88%, 06/30/2026(c)	200	224	3.70%, 06/15/2026		510	503
			5.25%, 01/15/2023		500	546
Spectra Energy Capital LLC			CubeSmart LP
8.00%, 10/01/2019	30	34	4.38%, 12/15/2023		30	31
Spectra Energy Partners LP			DDR Corp
4.75%, 03/15/2024	30	32	4.63%, 07/15/2022		130	137
5.95%, 09/25/2043	400	462	Duke Realty LP
Sunoco Logistics Partners Operations LP			3.75%, 12/01/2024		300	307
3.90%, 07/15/2026	500	494	3.88%, 10/15/2022		530	554
4.65%, 02/15/2022	155	165	EPR Properties
5.50%, 02/15/2020	30	33	7.75%, 07/15/2020		30	34
TransCanada PipeLines Ltd			ERP Operating LP
3.75%, 10/16/2023	30	31	2.38%, 07/01/2019		300	303
6.10%, 06/01/2040	30	38	Essex Portfolio LP
6.50%, 08/15/2018	30	32	3.38%, 01/15/2023		500	504
7.25%, 08/15/2038	750	1,040	Federal Realty Investment Trust
Williams Partners LP			4.50%, 12/01/2044		300	311
3.60%, 03/15/2022	500	509	HCP Inc
3.90%, 01/15/2025	500	502	3.75%, 02/01/2019		400	411
			3.88%, 08/15/2024		200	203

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)			Retail (continued)
HCP Inc (continued)			Lowe's Cos Inc (continued)
4.20%, 03/01/2024	$200	$207	5.80%, 10/15/2036	$500	$613
Highwoods Realty LP			6.65%, 09/15/2037	33	44
3.20%, 06/15/2021	30	30	Macy's Retail Holdings Inc
Hospitality Properties Trust			5.13%, 01/15/2042	250	229
4.50%, 06/15/2023	500	516	6.90%, 04/01/2029	510	537
4.65%, 03/15/2024	40	41	McDonald's Corp
Host Hotels & Resorts LP			3.25%, 06/10/2024	175	180
5.25%, 03/15/2022	500	542	3.63%, 05/20/2021	750	784
6.00%, 10/01/2021	30	34	3.70%, 01/30/2026	115	118
Kimco Realty Corp			4.88%, 12/09/2045	740	797
2.70%, 03/01/2024	300	288	5.00%, 02/01/2019	100	106
3.20%, 05/01/2021	750	763	Nordstrom Inc
Liberty Property LP			5.00%, 01/15/2044	300	291
3.38%, 06/15/2023	40	40	O'Reilly Automotive Inc
3.75%, 04/01/2025	90	91	3.55%, 03/15/2026	500	499
National Retail Properties Inc			QVC Inc
3.60%, 12/15/2026	300	298	3.13%, 04/01/2019	30	30
Omega Healthcare Investors Inc			Staples Inc
4.95%, 04/01/2024	30	31	4.38%, 01/12/2023	120	123
Realty Income Corp			Starbucks Corp
3.25%, 10/15/2022	500	509	2.10%, 02/04/2021	750	750
4.13%, 10/15/2026	20	21	Target Corp
5.88%, 03/15/2035	40	46	3.63%, 04/15/2046	300	274
Simon Property Group LP			3.88%, 07/15/2020	500	529
2.20%, 02/01/2019	500	504	4.00%, 07/01/2042	500	491
2.75%, 02/01/2023	250	248	Tiffany & Co
4.75%, 03/15/2042	164	175	4.90%, 10/01/2044	350	330
Tanger Properties LP			TJX Cos Inc/The
3.75%, 12/01/2024	300	302	2.75%, 06/15/2021	25	26
UDR Inc			Walgreen Co
4.00%, 10/01/2025	200	206	5.25%, 01/15/2019	6	6
Ventas Realty LP			Walgreens Boots Alliance Inc
3.75%, 05/01/2024	500	505	2.70%, 11/18/2019	1,000	1,015
5.70%, 09/30/2043	225	257	3.80%, 11/18/2024	500	510
Weingarten Realty Investors			4.80%, 11/18/2044	500	518
3.38%, 10/15/2022	120	121	Wal-Mart Stores Inc
Welltower Inc			3.25%, 10/25/2020	550	576
2.25%, 03/15/2018	500	502	3.30%, 04/22/2024	550	572
4.50%, 01/15/2024	30	32	5.63%, 04/15/2041	450	561
5.25%, 01/15/2022	350	386	6.50%, 08/15/2037	800	1,084
Weyerhaeuser Co			6.75%, 10/15/2023	250	310
4.70%, 03/15/2021	30	32			$20,001
7.38%, 10/01/2019	500	561	Semiconductors - 0.32%
7.38%, 03/15/2032	30	40	Applied Materials Inc
		$15,341	5.85%, 06/15/2041	500	615
Retail - 1.04%			Broadcom Corp / Broadcom Cayman Finance
AutoZone Inc			Ltd
3.13%, 04/21/2026	500	481	3.00%, 01/15/2022(c)	1,200	1,200
Bed Bath & Beyond Inc			3.88%, 01/15/2027(c)	1,150	1,158
3.75%, 08/01/2024	500	494	Intel Corp
Costco Wholesale Corp			2.45%, 07/29/2020	300	305
1.75%, 02/15/2020	250	250	3.30%, 10/01/2021	550	576
CVS Health Corp			4.90%, 07/29/2045	500	570
1.90%, 07/20/2018	1,350	1,356	KLA-Tencor Corp
2.80%, 07/20/2020	340	346	3.38%, 11/01/2019	300	308
3.50%, 07/20/2022	500	516	NVIDIA Corp
5.13%, 07/20/2045	740	824	2.20%, 09/16/2021	300	294
Dollar General Corp			3.20%, 09/16/2026	500	486
1.88%, 04/15/2018	530	531	QUALCOMM Inc
Home Depot Inc/The			2.25%, 05/20/2020	250	251
2.00%, 04/01/2021	500	499	3.45%, 05/20/2025	180	182
3.75%, 02/15/2024	500	532	4.65%, 05/20/2035	70	74
4.25%, 04/01/2046	650	685	4.80%, 05/20/2045	110	115
5.88%, 12/16/2036	550	703			$6,134
Kohl's Corp			Software - 0.72%
4.00%, 11/01/2021	30	30	Fidelity National Information Services Inc
4.25%, 07/17/2025	300	291	2.00%, 04/15/2018	530	532
Lowe's Cos Inc			3.63%, 10/15/2020	200	207
3.88%, 09/15/2023	30	32	5.00%, 10/15/2025	180	197
4.38%, 09/15/2045	500	528	Fiserv Inc
			2.70%, 06/01/2020	1,000	1,012

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software (continued)			Sovereign (continued)
Fiserv Inc (continued)			Korea International Bond
3.50%, 10/01/2022	$30	$31	2.75%, 01/19/2027	$250	$247
Microsoft Corp			Mexico Government International Bond
1.85%, 02/06/2020	500	502	3.60%, 01/30/2025	530	526
1.85%, 02/12/2020	500	502	3.63%, 03/15/2022	1,070	1,094
2.38%, 02/12/2022	750	753	4.13%, 01/21/2026	500	511
2.40%, 02/06/2022	500	502	4.60%, 01/23/2046	500	468
2.40%, 08/08/2026	470	447	4.75%, 03/08/2044	210	200
3.13%, 11/03/2025	180	181	5.75%, 10/12/2110	500	483
3.30%, 02/06/2027	490	500	6.75%, 09/27/2034	750	919
3.45%, 08/08/2036	550	526	8.30%, 08/15/2031	97	141
3.63%, 12/15/2023	550	580	Panama Government International Bond
3.70%, 08/08/2046	500	473	3.75%, 03/16/2025	250	258
3.95%, 08/08/2056	635	597	5.20%, 01/30/2020	500	541
4.10%, 02/06/2037	500	518	8.88%, 09/30/2027	570	802
4.20%, 06/01/2019	50	53	Peruvian Government International Bond
4.20%, 11/03/2035	360	381	5.63%, 11/18/2050	400	472
4.45%, 11/03/2045	207	220	7.13%, 03/30/2019	500	554
4.50%, 02/06/2057	640	664	8.75%, 11/21/2033	350	528
4.75%, 11/03/2055	70	76	Philippine Government International Bond
Oracle Corp			3.70%, 03/01/2041	500	495
2.38%, 01/15/2019	600	610	3.70%, 02/02/2042	200	197
2.80%, 07/08/2021	500	511	4.00%, 01/15/2021	750	801
3.40%, 07/08/2024	550	565	6.38%, 10/23/2034	510	680
3.90%, 05/15/2035	130	130	7.75%, 01/14/2031	140	200
4.00%, 07/15/2046	1,000	975	10.63%, 03/16/2025	600	925
4.38%, 05/15/2055	150	150	Republic of Italy Government International
5.00%, 07/08/2019	250	269	Bond
5.38%, 07/15/2040	550	647	5.38%, 06/15/2033	40	43
5.75%, 04/15/2018	500	525	6.88%, 09/27/2023	550	646
		$13,836	Republic of Poland Government International
Sovereign - 1.60%			Bond
Canada Government International Bond			5.00%, 03/23/2022	500	550
1.13%, 03/19/2018	200	200	5.13%, 04/21/2021	580	635
Chile Government International Bond			Republic of South Africa Government
3.25%, 09/14/2021	500	520	International Bond
3.88%, 08/05/2020	750	794	4.30%, 10/12/2028	500	481
Colombia Government International Bond			5.88%, 05/30/2022	100	111
7.38%, 09/18/2037	500	634	5.88%, 09/16/2025	500	549
11.75%, 02/25/2020	300	380	Svensk Exportkredit AB
10.38%, 01/28/2033	700	1,040	1.25%, 04/12/2019	500	496
Development Bank of Japan Inc			1.75%, 08/28/2020	400	397
2.00%, 10/19/2021	350	340	Tennessee Valley Authority
Export Development Canada			3.50%, 12/15/2042	100	99
1.75%, 08/19/2019	50	50	3.88%, 02/15/2021	400	432
1.75%, 07/21/2020	750	749	4.25%, 09/15/2065	150	159
Export-Import Bank of Korea			4.50%, 04/01/2018	54	56
1.88%, 10/21/2021	350	338	4.63%, 09/15/2060	500	573
2.25%, 01/21/2020	500	502	5.25%, 09/15/2039	250	316
5.00%, 04/11/2022	500	552	5.38%, 04/01/2056	61	79
Financing Corp			5.88%, 04/01/2036	600	807
9.65%, 11/02/2018	500	569	6.75%, 11/01/2025	57	75
Hungary Government International Bond			Tunisia Government AID Bonds
5.38%, 02/21/2023	500	550	1.42%, 08/05/2021	250	243
5.38%, 03/25/2024	500	555	Ukraine Government AID Bonds
6.38%, 03/29/2021	500	561	1.47%, 09/29/2021	250	245
Israel Government AID Bond			Uruguay Government International Bond
5.50%, 09/18/2023	65	77	4.13%, 11/20/2045	386	334
5.50%, 04/26/2024	65	78	4.38%, 10/27/2027	210	216
5.50%, 09/18/2033	33	43	7.63%, 03/21/2036	400	510
Israel Government International Bond					$30,876
4.00%, 06/30/2022	650	694	Supranational Bank - 1.74%
5.13%, 03/26/2019	500	534	African Development Bank
Japan Bank for International			1.00%, 11/02/2018	500	496
Cooperation/Japan			1.38%, 02/12/2020	250	247
2.13%, 02/10/2025	300	287	1.63%, 10/02/2018	750	753
2.25%, 11/04/2026	1,000	948	2.38%, 09/23/2021	15	15
2.38%, 04/20/2026	500	481	Asian Development Bank
3.00%, 05/29/2024	300	306	0.88%, 04/26/2018	500	498
			1.50%, 09/28/2018	750	752
			1.75%, 09/11/2018	1,250	1,258
			1.75%, 01/10/2020	500	502
			2.13%, 11/24/2021	800	801

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Supranational Bank (continued)				Telecommunications (continued)
Asian Development Bank	(continued)			AT&T Inc (continued)
2.13%, 03/19/2025		$300	$291	5.25%, 03/01/2037	$370	$382
5.82%, 06/16/2028		39	49	5.35%, 09/01/2040	54	55
Corp Andina de Fomento				5.88%, 10/01/2019	520	568
4.38%, 06/15/2022		559	599	6.15%, 09/15/2034	400	446
Council Of Europe Development Bank				6.30%, 01/15/2038	500	568
1.75%, 11/14/2019		300	300	6.50%, 09/01/2037	56	65
European Bank for Reconstruction &				British Telecommunications PLC
Development				9.12%, 12/15/2030(a)	530	793
1.00%, 09/17/2018		750	746	Cisco Systems Inc
1.88%, 02/23/2022		500	493	1.65%, 06/15/2018	750	753
European Investment Bank				1.85%, 09/20/2021	750	736
1.00%, 06/15/2018		1,000	996	2.20%, 02/28/2021	500	501
1.13%, 08/15/2018		1,000	997	2.45%, 06/15/2020	460	468
1.13%, 08/15/2019		1,840	1,817	2.50%, 09/20/2026	750	720
1.25%, 05/15/2019		1,930	1,915	2.95%, 02/28/2026	300	300
1.25%, 12/16/2019		500	493	5.90%, 02/15/2039	430	552
1.38%, 06/15/2020		330	324	Deutsche Telekom International Finance BV
1.63%, 03/16/2020		300	298	8.75%, 06/15/2030(a)	530	784
1.88%, 02/10/2025		250	237	Juniper Networks Inc
2.00%, 03/15/2021		795	792	4.35%, 06/15/2025	200	207
2.25%, 03/15/2022		500	500	Motorola Solutions Inc
2.50%, 04/15/2021		150	152	3.50%, 09/01/2021	275	279
2.88%, 09/15/2020		1,100	1,133	Orange SA
FMS Wertmanagement AoeR				4.13%, 09/14/2021	30	32
1.00%, 08/16/2019		550	541	5.38%, 01/13/2042	30	34
1.75%, 03/17/2020		200	200	9.00%, 03/01/2031(a)	500	748
Inter-American Development Bank				Qwest Corp
1.13%, 08/28/2018		1,750	1,745	6.88%, 09/15/2033	17	17
1.75%, 08/24/2018		750	755	7.25%, 09/15/2025	565	614
1.75%, 10/15/2019		1,000	1,003	Rogers Communications Inc
2.13%, 01/18/2022		500	502	6.80%, 08/15/2018	30	32
3.88%, 09/17/2019		600	632	7.50%, 08/15/2038	500	672
4.38%, 01/24/2044		50	59	Telefonica Emisiones SAU
International Bank for Reconstruction &				5.13%, 04/27/2020	100	107
Development				7.05%, 06/20/2036	530	637
0.88%, 07/19/2018		1,250	1,243	Telefonica Europe BV
1.00%, 10/05/2018		1,870	1,860	8.25%, 09/15/2030	350	472
1.13%, 11/27/2019		500	493	Verizon Communications Inc
1.25%, 07/26/2019		1,000	993	2.55%, 06/17/2019	750	763
1.38%, 05/24/2021		345	337	2.63%, 08/15/2026	500	458
1.38%, 09/20/2021		320	311	2.95%, 03/15/2022(c)	358	358
1.88%, 10/07/2022		180	177	3.45%, 03/15/2021	500	516
2.25%, 06/24/2021		750	757	3.50%, 11/01/2024	1,000	1,002
2.50%, 07/29/2025		270	270	4.15%, 03/15/2024	100	104
7.63%, 01/19/2023		933	1,207	4.27%, 01/15/2036	1,000	944
International Finance Corp				4.50%, 09/15/2020	1,000	1,067
1.63%, 07/16/2020		200	199	4.67%, 03/15/2055	880	801
1.75%, 09/16/2019		550	553	4.86%, 08/21/2046	1,250	1,219
2.13%, 04/07/2026		1,000	967	5.01%, 08/21/2054	607	585
Nordic Investment Bank				5.05%, 03/15/2034	550	566
1.13%, 02/25/2019		750	744	Vodafone Group PLC
North American Development Bank				4.63%, 07/15/2018	560	580
2.30%, 10/10/2018		500	507	6.15%, 02/27/2037	240	274
			$33,509			$27,224
Telecommunications - 1.41%				Toys, Games & Hobbies - 0.03%
America Movil SAB de CV				Mattel Inc
5.00%, 03/30/2020		30	32	2.35%, 05/06/2019	30	30
6.13%, 03/30/2040		750	879	2.35%, 08/15/2021	600	586
AT&T Inc						$616
2.30%, 03/11/2019		150	151	Transportation - 0.69%
3.00%, 02/15/2022		760	758	Burlington Northern Santa Fe LLC
3.20%, 03/01/2022		230	232	3.65%, 09/01/2025	500	523
3.80%, 03/15/2022		530	547	4.10%, 06/01/2021	400	427
3.90%, 03/11/2024		500	509	4.15%, 04/01/2045	200	204
3.95%, 01/15/2025		500	503	4.40%, 03/15/2042	30	31
4.13%, 02/17/2026		500	508	4.55%, 09/01/2044	400	433
4.35%, 06/15/2045		1,500	1,331	5.40%, 06/01/2041	400	477
4.50%, 05/15/2035		500	474	7.95%, 08/15/2030	30	43
4.50%, 03/09/2048		20	18	Canadian National Railway Co
4.55%, 03/09/2049		559	503	2.25%, 11/15/2022	30	29
				2.85%, 12/15/2021	500	509

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Transportation (continued)					California (continued)
Canadian National Railway Co	(continued)				State of California (continued)
3.50%, 11/15/2042		$75	$ 70		7.70%, 11/01/2030	$500	$591
5.55%, 03/01/2019		39	42		University of California
Canadian Pacific Railway Co					3.93%, 05/15/2045	200	201
2.90%, 02/01/2025		500	495		5.77%, 05/15/2043	530	661
3.70%, 02/01/2026		100	104				$5,529
4.45%, 03/15/2023		30	32		Colorado - 0.03%
6.13%, 09/15/2115		350	423		Colorado Bridge Enterprise
CSX Corp					6.08%, 12/01/2040	190	241
2.60%, 11/01/2026		350	328		Regional Transportation District
3.40%, 08/01/2024		600	611		5.84%, 11/01/2050	250	331
4.75%, 05/30/2042		430	460				$572
FedEx Corp					Connecticut - 0.03%
3.20%, 02/01/2025		1,000	1,001		State of Connecticut
3.25%, 04/01/2026		713	712		5.85%, 03/15/2032	430	520
3.88%, 08/01/2042		30	28
4.00%, 01/15/2024		500	532		Florida - 0.03%
4.55%, 04/01/2046		500	512		State Board of Administration Finance Corp
Norfolk Southern Corp					2.11%, 07/01/2018	30	30
3.00%, 04/01/2022		500	507		3.00%, 07/01/2020	500	515
3.25%, 12/01/2021		40	41				$545
3.85%, 01/15/2024		200	210		Georgia - 0.03%
4.80%, 08/15/2043		300	333		Municipal Electric Authority of Georgia
4.84%, 10/01/2041		30	33		6.64%, 04/01/2057	540	659
Ryder System Inc					State of Georgia
2.35%, 02/26/2019		40	40		4.50%, 11/01/2025	30	33
2.55%, 06/01/2019		500	505				$692
Union Pacific Corp
					Illinois - 0.03%
1.80%, 02/01/2020		200	199		Chicago Transit Authority
2.25%, 06/19/2020		750	754		6.20%, 12/01/2040	30	36
2.75%, 03/01/2026		500	490		City of Chicago IL
3.80%, 10/01/2051		280	269		6.31%, 01/01/2044	30	28
4.16%, 07/15/2022		500	540		State of Illinois
United Parcel Service Inc					4.95%, 06/01/2023	85	87
3.13%, 01/15/2021		530	550		5.10%, 06/01/2033	700	649
3.63%, 10/01/2042		500	480				$800
4.88%, 11/15/2040		30	34
5.13%, 04/01/2019		325	348		New Jersey - 0.12%
					New Jersey Economic Development
			$13,359		Authority (credit support from AGM)
Trucking & Leasing - 0.00%					0.00%, 02/15/2023(b),(d)	50	39
GATX Corp					New Jersey Economic Development
4.75%, 06/15/2022		50	54		Authority (credit support from NATL)
					7.43%, 02/15/2029(d)	750	897
Water- 0.00%					New Jersey Transportation Trust Fund
American Water Capital Corp					Authority
6.59%, 10/15/2037		13	18		1.76%, 12/15/2018	400	395
					6.56%, 12/15/2040	146	162
TOTAL BONDS			$671,993		New Jersey Turnpike Authority (credit
		Principal			support from NEW JERSEY ST TPK AUTH
MUNICIPAL BONDS - 0.87%		Amount (000's)	Value(000	's)	TPK REV)
California - 0.28%					7.41%, 01/01/2040(d)	500	730
Bay Area Toll Authority							$2,223
6.26%, 04/01/2049		$325	$450		New York - 0.17%
6.91%, 10/01/2050		250	360		City of New York NY
East Bay Municipal Utility District Water					6.27%, 12/01/2037	500	666
System Revenue					Metropolitan Transportation Authority
5.87%, 06/01/2040		20	26		6.55%, 11/15/2031	380	493
Los Angeles Community College District/CA					New York City Water & Sewer System
6.60%, 08/01/2042		500	706		5.72%, 06/15/2042	280	364
Los Angeles Department of Power					5.95%, 06/15/2042	250	329
6.57%, 07/01/2045		250	350		New York State Dormitory Authority
Los Angeles Department of Water					5.39%, 03/15/2040	500	612
6.01%, 07/01/2039		30	38		Port Authority of New York & New Jersey
Los Angeles Unified School District/CA					4.46%, 10/01/2062	500	521
5.76%, 07/01/2029		530	645				$2,985
Regents of the University of California
					Ohio- 0.08%
Medical Center Pooled Revenue					American Municipal Power Inc
6.55%, 05/15/2048		20	26		7.50%, 02/15/2050	30	42
State of California					7.83%, 02/15/2041	500	718
6.65%, 03/01/2022		350	413		Ohio State University/The
7.30%, 10/01/2039		750	1,062		3.80%, 12/01/2046	350	345
					4.05%, 12/01/2056	350	348

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Ohio (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Ohio State University/The (continued)			3.00%, 03/01/2030	$44	$45
4.91%, 06/01/2040	$50	$58	3.00%, 04/01/2030	188	194
		$1,511	3.00%, 11/01/2030	425	438
Texas- 0.07%			3.00%, 11/01/2030	246	253
City of Houston TX			3.00%, 01/01/2031	873	899
6.29%, 03/01/2032	500	598	3.00%, 02/01/2031	63	65
Dallas Area Rapid Transit			3.00%, 03/01/2031	91	93
5.02%, 12/01/2048	30	36	3.00%, 03/01/2031	171	177
State of Texas			3.00%, 04/01/2031	703	724
5.52%, 04/01/2039	500	637	3.00%, 05/01/2032	679	692
University of Texas System/The			3.00%, 04/01/2033	89	91
5.13%, 08/15/2042	80	96	3.00%, 09/01/2034	463	470
		$1,367	3.00%, 10/01/2034	317	321
Washington - 0.00%			3.00%, 12/01/2034	102	104
State of Washington			3.00%, 04/01/2035	267	270
5.09%, 08/01/2033	30	36	3.00%, 05/01/2035	80	81
			3.00%, 06/01/2035	364	369
TOTAL MUNICIPAL BONDS		$16,780	3.00%, 04/01/2036	177	179
			3.00%, 04/01/2036	269	273
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 09/01/2036	293	297
AGENCY OBLIGATIONS - 63.74%	Amount (000's)	Value (000's)	3.00%, 11/01/2036	99	100
Federal Home Loan Mortgage Corporation (FHLMC) - 7.78%			3.00%, 09/01/2042	2,032	2,030
2.00%, 03/01/2028	$73	$71	3.00%, 10/01/2042	478	478
2.00%, 08/01/2028	432	423	3.00%, 11/01/2042	880	879
2.00%, 01/01/2030	92	90	3.00%, 01/01/2043	149	149
2.00%, 09/01/2031	340	331	3.00%, 01/01/2043	147	147
2.00%, 12/01/2031	296	288
2.00%, 03/01/2032(e)	200	195	3.00%, 02/01/2043	843	843
			3.00%, 04/01/2043(e)	1,075	1,065
2.39%, 10/01/2043(a)	28	29
			3.00%, 04/01/2043	1,353	1,352
2.50%, 03/01/2027	148	150	3.00%, 07/01/2043	175	175
2.50%, 08/01/2027	108	109
2.50%, 04/01/2028(e)	425	425	3.00%, 08/01/2043	1,095	1,094
			3.00%, 08/01/2043	1,350	1,346
2.50%, 08/01/2028	271	275	3.00%, 09/01/2043	231	230
2.50%, 09/01/2029	646	648	3.00%, 10/01/2043	173	173
2.50%, 12/01/2029	805	808	3.00%, 12/01/2044	633	629
2.50%, 01/01/2030	840	843
2.50%, 09/01/2030	1,836	1,842	3.00%, 01/01/2045	191	190
			3.00%, 01/01/2045	33	33
2.50%, 01/01/2031	679	681	3.00%, 03/01/2045	386	383
2.50%, 01/01/2031	659	662
2.50%, 02/01/2031	670	672	3.00%, 04/01/2045	1,156	1,148
			3.00%, 04/01/2045	258	256
2.50%, 04/01/2031	221	222	3.00%, 06/01/2045	753	749
2.50%, 12/01/2031	988	992
2.50%, 01/01/2032	198	198	3.00%, 08/01/2045	1,191	1,183
2.50%, 03/01/2032(e)	4,375	4,387	3.00%, 08/01/2045	49	49
			3.00%, 12/01/2045	1,388	1,379
2.50%, 11/01/2036	198	193	3.00%, 01/01/2046	133	132
2.50%, 01/01/2043	175	167	3.00%, 03/01/2046	845	840
2.50%, 07/01/2043	83	79	3.00%, 04/01/2046	1,092	1,085
2.50%, 01/01/2046	170	162
2.50%, 11/01/2046	249	237	3.00%, 04/01/2046	941	934
2.51%, 10/01/2044(a)	484	499	3.00%, 06/01/2046	1,237	1,229
2.93%, 11/01/2044(a)	368	379	3.00%, 07/01/2046	478	475
3.00%, 04/01/2021	135	139	3.00%, 09/01/2046	1,266	1,258
			3.00%, 10/01/2046	133	132
3.00%, 09/01/2021	6	6	3.00%, 11/01/2046	1,286	1,277
3.00%, 10/01/2021	316	325
3.00%, 12/01/2021	185	190	3.00%, 11/01/2046	498	495
			3.00%, 11/01/2046	1,385	1,376
3.00%, 02/01/2027	186	192	3.00%, 12/01/2046	1,289	1,280
3.00%, 02/01/2027	437	450
3.00%, 05/01/2027	54	56	3.00%, 12/01/2046	1,292	1,284
			3.00%, 01/01/2047	784	779
3.00%, 06/01/2027	161	166
3.00%, 03/01/2028 (e)	350	360	3.00%, 01/01/2047	199	198
3.00%, 04/01/2028(e)	50	51	3.00%, 03/01/2047	384	381
			3.00%, 03/01/2047(e)	7,200	7,146
3.00%, 07/01/2028	70	72	3.50%, 01/01/2021	171	178
3.00%, 11/01/2028	585	602
3.00%, 04/01/2029	533	549	3.50%, 01/01/2021	63	66
			3.50%, 03/01/2021	398	415
3.00%, 07/01/2029	103	106	3.50%, 03/01/2021	42	44
3.00%, 09/01/2029	497	512
3.00%, 10/01/2029	721	743	3.50%, 07/01/2024	50	52
			3.50%, 10/01/2025	39	41
3.00%, 10/01/2029	381	392	3.50%, 11/01/2025	13	14
3.00%, 11/01/2029	180	185
3.00%, 11/01/2029	321	331	3.50%, 11/01/2025	6	7
			3.50%, 12/01/2025	100	105
3.00%, 12/01/2029	101	104	3.50%, 02/01/2026	43	45
3.00%, 01/01/2030	280	288	3.50%, 02/01/2026	175	183
			3.50%, 04/01/2026	165	172

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 06/01/2026	$21	$22	4.00%, 03/01/2044	$113	$119
3.50%, 08/01/2026	19	20	4.00%, 04/01/2044	540	568
3.50%, 12/01/2028	90	94	4.00%, 05/01/2044	232	244
3.50%, 02/01/2029	79	83	4.00%, 06/01/2044	386	406
3.50%, 06/01/2029	514	537	4.00%, 07/01/2044	695	731
3.50%, 09/01/2029	22	23	4.00%, 07/01/2044	864	909
3.50%, 02/01/2030	366	383	4.00%, 07/01/2044	271	285
3.50%, 09/01/2030	80	84	4.00%, 07/01/2044	68	72
3.50%, 12/01/2031	446	467	4.00%, 08/01/2044	15	16
3.50%, 04/01/2032	86	89	4.00%, 09/01/2044	242	254
3.50%, 05/01/2034	476	494	4.00%, 11/01/2044	38	40
3.50%, 05/01/2034	171	178	4.00%, 11/01/2044	622	655
3.50%, 11/01/2034	197	205	4.00%, 12/01/2044	558	587
3.50%, 01/01/2035	397	413	4.00%, 12/01/2044	2,968	3,123
3.50%, 06/01/2035	322	335	4.00%, 01/01/2045	735	773
3.50%, 11/01/2041	51	53	4.00%, 02/01/2045	30	32
3.50%, 01/01/2042	46	48	4.00%, 04/01/2045	120	127
3.50%, 04/01/2042	59	61	4.00%, 05/01/2045	390	410
3.50%, 06/01/2042	265	273	4.00%, 07/01/2045	407	428
3.50%, 06/01/2042	53	54	4.00%, 07/01/2045	524	551
3.50%, 06/01/2042	16	17	4.00%, 08/01/2045	1,034	1,088
3.50%, 07/01/2042	2,714	2,797	4.00%, 09/01/2045	2,585	2,720
3.50%, 08/01/2042	45	46	4.00%, 10/01/2045	165	174
3.50%, 10/01/2042	1,396	1,439	4.00%, 10/01/2045	1,459	1,535
3.50%, 08/01/2043	499	514	4.00%, 11/01/2045	858	903
3.50%, 01/01/2044	666	685	4.00%, 11/01/2045	170	179
3.50%, 08/01/2044	30	31	4.00%, 12/01/2045	178	187
3.50%, 01/01/2045	911	935	4.00%, 02/01/2046	287	302
3.50%, 02/01/2045	266	273	4.00%, 05/01/2046	321	338
3.50%, 02/01/2045	370	380	4.00%, 06/01/2046	72	76
3.50%, 03/01/2045	614	630	4.00%, 03/01/2047(e)	1,725	1,813
3.50%, 03/01/2045	1,281	1,314	4.00%, 04/01/2047(e)	175	184
3.50%, 06/01/2045	675	692	4.50%, 09/01/2018	42	43
3.50%, 07/01/2045	665	683	4.50%, 01/01/2019	150	154
3.50%, 08/01/2045	441	453	4.50%, 05/01/2019	142	145
3.50%, 09/01/2045	633	650	4.50%, 12/01/2019	104	107
3.50%, 10/01/2045	80	82	4.50%, 01/01/2024	13	14
3.50%, 12/01/2045	1,685	1,729	4.50%, 08/01/2025	35	37
3.50%, 01/01/2046	1,517	1,556	4.50%, 10/01/2030	200	216
3.50%, 03/01/2046	1,035	1,062	4.50%, 05/01/2031	22	24
3.50%, 03/01/2046	356	365	4.50%, 02/01/2039	24	26
3.50%, 03/01/2046	3,301	3,387	4.50%, 04/01/2039	29	31
3.50%, 04/01/2046	1,678	1,722	4.50%, 09/01/2039	37	40
3.50%, 04/01/2046	778	800	4.50%, 10/01/2039	561	604
3.50%, 05/01/2046	1,052	1,079	4.50%, 10/01/2039	35	38
3.50%, 06/01/2046	933	958	4.50%, 11/01/2039	42	45
3.50%, 08/01/2046	499	512	4.50%, 02/01/2040	11	12
3.50%, 09/01/2046	499	512	4.50%, 02/01/2040	41	44
3.50%, 09/01/2046	199	205	4.50%, 02/01/2040	31	33
3.50%, 03/01/2047(e)	9,775	10,018	4.50%, 05/01/2040	8	8
3.50%, 04/01/2047(e)	1,200	1,227	4.50%, 05/01/2040	20	22
4.00%, 06/01/2018	72	74	4.50%, 07/01/2040	33	35
4.00%, 04/01/2019	1	1	4.50%, 08/01/2040	25	27
4.00%, 07/01/2020	210	216	4.50%, 08/01/2040	39	42
4.00%, 07/01/2024	19	20	4.50%, 08/01/2040	26	28
4.00%, 12/01/2024	287	303	4.50%, 09/01/2040	33	36
4.00%, 08/01/2025	27	29	4.50%, 01/01/2041	13	14
4.00%, 10/01/2025	20	22	4.50%, 02/01/2041	445	479
4.00%, 03/01/2026	6	6	4.50%, 03/01/2041	593	638
4.00%, 12/01/2030	43	46	4.50%, 05/01/2041	29	31
4.00%, 11/01/2033	289	308	4.50%, 06/01/2041	707	763
4.00%, 07/01/2034	195	208	4.50%, 06/01/2041	18	20
4.00%, 07/01/2039	79	84	4.50%, 08/01/2041	8	8
4.00%, 12/01/2040	390	412	4.50%, 08/01/2041	50	54
4.00%, 12/01/2040	77	81	4.50%, 03/01/2042	26	27
4.00%, 12/01/2040	90	95	4.50%, 09/01/2043	237	255
4.00%, 10/01/2041	100	105	4.50%, 10/01/2043	13	14
4.00%, 12/01/2041	64	68	4.50%, 11/01/2043	302	325
4.00%, 01/01/2042	16	17	4.50%, 11/01/2043	494	531
4.00%, 01/01/2044	23	24	4.50%, 12/01/2043	500	537
4.00%, 02/01/2044	20	21	4.50%, 02/01/2044	265	284
4.00%, 02/01/2044	366	387	4.50%, 03/01/2044	847	910
			4.50%, 06/01/2044	51	55

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 08/01/2044	$153	$164		6.00%, 10/01/2038	$2	$3
4.50%, 09/01/2044	545	586		6.00%, 11/01/2038	220	251
4.50%, 09/01/2044	103	111		6.00%, 01/01/2039	69	78
4.50%, 09/01/2044	57	62		6.50%, 06/01/2017	1	1
4.50%, 11/01/2044	585	629		6.50%, 09/01/2039	42	48
4.50%, 01/01/2045	86	92				$150,017
4.50%, 09/01/2045	920	989		Federal National Mortgage Association (FNMA) - 12.27%
4.50%, 03/01/2047(e)	375	403		2.00%, 11/01/2028	72	70
5.00%, 04/01/2021	20	21		2.00%, 09/01/2029	624	611
5.00%, 06/01/2023	124	136		2.00%, 01/01/2030	86	84
5.00%, 04/01/2025	326	357		2.00%, 01/01/2030	40	39
5.00%, 09/01/2025	71	78		2.00%, 05/01/2030	257	251
5.00%, 01/01/2026	14	15		2.00%, 12/01/2031	391	381
5.00%, 03/01/2026	9	10		2.00%, 03/01/2032(e)	800	779
5.00%, 07/01/2026	3	3		2.43%, 01/01/2046	153	156
5.00%, 03/01/2028	95	103		2.50%, 01/01/2028	247	251
5.00%, 03/01/2030	6	7		2.50%, 03/01/2028(e)	5,150	5,164
5.00%, 08/01/2030	53	58		2.50%, 04/01/2028(e)	200	200
5.00%, 09/01/2033	268	295		2.50%, 07/01/2028	635	644
5.00%, 09/01/2033	12	13		2.50%, 07/01/2028	234	237
5.00%, 08/01/2035	13	15		2.50%, 08/01/2028	23	23
5.00%, 10/01/2035	1	2		2.50%, 11/01/2028	804	815
5.00%, 11/01/2035	159	175		2.50%, 09/01/2029	504	505
5.00%, 08/01/2036	24	26		2.50%, 11/01/2029	63	64
5.00%, 10/01/2036	226	247		2.50%, 12/01/2029	749	751
5.00%, 11/01/2036	19	21		2.50%, 02/01/2030	141	142
5.00%, 12/01/2036	439	482		2.50%, 03/01/2030	47	47
5.00%, 06/01/2037	14	16		2.50%, 03/01/2030	537	539
5.00%, 12/01/2038	93	102		2.50%, 05/01/2030	567	569
5.00%, 01/01/2039	22	24		2.50%, 07/01/2030	170	170
5.00%, 01/01/2039	21	23		2.50%, 08/01/2030	693	696
5.00%, 08/01/2039	905	993		2.50%, 08/01/2030	578	580
5.00%, 09/01/2039	21	23		2.50%, 12/01/2030	739	741
5.00%, 11/01/2039	537	588		2.50%, 01/01/2031	42	42
5.00%, 01/01/2040	44	49		2.50%, 03/01/2031	874	877
5.00%, 07/01/2040	100	110		2.50%, 03/01/2031	229	230
5.00%, 08/01/2040	41	45		2.50%, 03/01/2031	694	697
5.00%, 09/01/2040	12	13		2.50%, 05/01/2031	189	189
5.00%, 02/01/2041	138	151		2.50%, 05/01/2031	340	341
5.00%, 03/01/2041	614	673		2.50%, 07/01/2031	737	739
5.00%, 04/01/2041	71	78		2.50%, 11/01/2031	490	492
5.00%, 09/01/2041	29	32		2.50%, 12/01/2031	524	526
5.00%, 12/01/2041	263	289		2.50%, 12/01/2031	168	169
5.00%, 02/01/2042	1,001	1,099		2.50%, 12/01/2031	197	198
5.00%, 10/01/2043	75	82		2.50%, 01/01/2032	492	494
5.00%, 04/01/2044	286	315		2.50%, 01/01/2032	297	298
5.00%, 03/01/2047(e)	1,125	1,231		2.50%, 07/01/2033	27	26
5.50%, 01/01/2018	2	2		2.50%, 10/01/2036	294	287
5.50%, 06/01/2034	125	140		2.50%, 10/01/2036	98	96
5.50%, 07/01/2036	40	45		2.50%, 12/01/2036	247	242
5.50%, 01/01/2037	103	114		2.50%, 12/01/2042	73	70
5.50%, 09/01/2037	18	20		2.50%, 01/01/2043	165	158
5.50%, 11/01/2037	21	24		2.50%, 02/01/2043	59	57
5.50%, 04/01/2038	11	12		2.50%, 05/01/2043	250	239
5.50%, 07/01/2038	198	223		2.50%, 07/01/2043	190	181
5.50%, 07/01/2038	196	217		2.50%, 10/01/2043	185	177
5.50%, 07/01/2038	10	12		2.50%, 05/01/2046	90	85
5.50%, 07/01/2038	252	279		2.50%, 12/01/2046	298	285
5.50%, 09/01/2038	20	22		2.50%, 01/01/2047	75	72
5.50%, 12/01/2038	380	423		2.65%, 02/01/2044(a)	302	310
5.50%, 12/01/2038	1	1		2.70%, 01/01/2045(a)	33	34
5.50%, 10/01/2039	438	486		2.71%, 03/01/2046(a)	614	630
5.50%, 11/01/2039	75	83		3.00%, 12/01/2020	7	8
5.50%, 01/01/2040	18	21		3.00%, 09/01/2022	164	168
5.50%, 03/01/2040	12	13		3.00%, 11/01/2025	119	123
5.50%, 06/01/2040	29	33		3.00%, 01/01/2026	127	131
5.50%, 06/01/2041	284	316		3.00%, 11/01/2026	92	95
6.00%, 04/01/2023	2	2		3.00%, 02/01/2027	68	70
6.00%, 12/01/2037	22	25		3.00%, 03/01/2027	145	150
6.00%, 04/01/2038	535	606		3.00%, 04/01/2027	238	246
6.00%, 05/01/2038	58	67		3.00%, 07/01/2027	78	81
6.00%, 07/01/2038	34	39		3.00%, 10/01/2027	200	207
				3.00%, 01/01/2029	191	197

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 02/01/2029	$149	$153		3.00%, 01/01/2045	$266	$265
3.00%, 03/01/2029	16	17		3.00%, 01/01/2045	1,396	1,391
3.00%, 04/01/2029	638	657		3.00%, 01/01/2045	451	449
3.00%, 11/01/2029	80	83		3.00%, 01/01/2045	63	63
3.00%, 11/01/2029	122	125		3.00%, 01/01/2045	3,297	3,279
3.00%, 12/01/2029	388	399		3.00%, 04/01/2045	128	128
3.00%, 12/01/2029	170	175		3.00%, 04/01/2045	33	33
3.00%, 01/01/2030	981	1,010		3.00%, 08/01/2045	773	769
3.00%, 01/01/2030	833	858		3.00%, 12/01/2045	559	555
3.00%, 01/01/2030	178	183		3.00%, 12/01/2045	446	444
3.00%, 06/01/2030	603	621		3.00%, 01/01/2046	338	336
3.00%, 07/01/2030	935	963		3.00%, 01/01/2046	823	819
3.00%, 09/01/2030	201	207		3.00%, 02/01/2046	44	43
3.00%, 10/01/2030	85	87		3.00%, 02/01/2046	25	25
3.00%, 10/01/2030	915	942		3.00%, 03/01/2046	390	388
3.00%, 11/01/2030	789	812		3.00%, 04/01/2046	1,971	1,960
3.00%, 11/01/2030	23	24		3.00%, 04/01/2046	1,028	1,022
3.00%, 12/01/2030	141	145		3.00%, 04/01/2046	22	22
3.00%, 12/01/2030	146	150		3.00%, 04/01/2046	117	117
3.00%, 12/01/2030	543	559		3.00%, 05/01/2046	281	279
3.00%, 02/01/2031	648	667		3.00%, 05/01/2046	835	830
3.00%, 03/01/2031	462	476		3.00%, 05/01/2046	427	425
3.00%, 04/01/2031	186	192		3.00%, 05/01/2046	382	379
3.00%, 09/01/2031	953	981		3.00%, 08/01/2046	318	316
3.00%, 03/01/2032(e)	1,050	1,080		3.00%, 09/01/2046	1,271	1,264
3.00%, 04/01/2032(e)	200	205		3.00%, 09/01/2046	1,267	1,260
3.00%, 01/01/2033	87	89		3.00%, 10/01/2046	1,281	1,274
3.00%, 04/01/2033	86	87		3.00%, 11/01/2046	1,235	1,228
3.00%, 09/01/2034	674	683		3.00%, 11/01/2046	1,182	1,175
3.00%, 11/01/2034	500	507		3.00%, 11/01/2046	1,405	1,397
3.00%, 12/01/2034	244	247		3.00%, 11/01/2046	715	711
3.00%, 02/01/2035	355	359		3.00%, 11/01/2046	1,187	1,180
3.00%, 02/01/2035	194	196		3.00%, 12/01/2046	498	496
3.00%, 05/01/2035	1,016	1,029		3.00%, 12/01/2046	1,192	1,185
3.00%, 06/01/2035	573	580		3.00%, 12/01/2046	1,188	1,182
3.00%, 11/01/2035	246	249		3.00%, 12/01/2046	1,192	1,185
3.00%, 02/01/2036	258	262		3.00%, 12/01/2046	125	124
3.00%, 07/01/2036	405	411		3.00%, 01/01/2047	1,292	1,285
3.00%, 12/01/2036	470	475		3.00%, 02/01/2047	723	719
3.00%, 12/01/2036	198	200		3.00%, 03/01/2047(e)	1,225	1,217
3.00%, 12/01/2036	271	275		3.03%, 12/01/2041(a)	27	28
3.00%, 02/01/2037	424	429		3.14%, 12/01/2040(a)	25	27
3.00%, 04/01/2042	230	230		3.44%, 02/01/2041(a)	7	7
3.00%, 11/01/2042	847	845		3.50%, 09/01/2018	1	1
3.00%, 11/01/2042	1,031	1,028		3.50%, 01/01/2020	100	104
3.00%, 12/01/2042	2,078	2,071		3.50%, 05/01/2020	98	103
3.00%, 04/01/2043(e)	1,250	1,239		3.50%, 05/01/2025	100	104
3.00%, 04/01/2043	858	855		3.50%, 10/01/2025	40	42
3.00%, 04/01/2043	1,068	1,064		3.50%, 11/01/2025	49	51
3.00%, 04/01/2043	24	24		3.50%, 12/01/2025	237	247
3.00%, 04/01/2043	236	235		3.50%, 01/01/2026	704	735
3.00%, 04/01/2043	875	871		3.50%, 01/01/2026	33	35
3.00%, 05/01/2043	222	221		3.50%, 01/01/2026	148	154
3.00%, 05/01/2043	1,613	1,607		3.50%, 05/01/2026	212	222
3.00%, 05/01/2043	1,353	1,348		3.50%, 08/01/2026	41	43
3.00%, 05/01/2043	67	67		3.50%, 09/01/2026	393	411
3.00%, 05/01/2043	1,439	1,433		3.50%, 10/01/2026	516	539
3.00%, 05/01/2043	917	914		3.50%, 10/01/2026	574	599
3.00%, 06/01/2043	1,042	1,038		3.50%, 12/01/2026	384	401
3.00%, 06/01/2043	749	746		3.50%, 06/01/2027	434	453
3.00%, 06/01/2043	250	250		3.50%, 03/01/2029	290	303
3.00%, 07/01/2043	1,093	1,089		3.50%, 09/01/2029	381	398
3.00%, 07/01/2043	1,281	1,276		3.50%, 10/01/2029	636	664
3.00%, 07/01/2043	216	215		3.50%, 11/01/2029	13	14
3.00%, 07/01/2043	112	111		3.50%, 04/01/2030	37	38
3.00%, 07/01/2043	927	923		3.50%, 11/01/2030	173	181
3.00%, 08/01/2043	77	77		3.50%, 04/01/2032	43	45
3.00%, 08/01/2043	147	147		3.50%, 07/01/2032	35	36
3.00%, 10/01/2043	560	557		3.50%, 09/01/2032	40	41
3.00%, 10/01/2043	1,029	1,025		3.50%, 10/01/2033	22	23
3.00%, 11/01/2043	242	241		3.50%, 05/01/2034	137	143
3.00%, 11/01/2044	740	736		3.50%, 06/01/2034	94	98
				3.50%, 07/01/2034	608	634

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 09/01/2034	$458	$477		3.50%, 04/01/2046	$759	$779
3.50%, 10/01/2034	151	157		3.50%, 05/01/2046	197	202
3.50%, 12/01/2035	831	864		3.50%, 05/01/2046	454	465
3.50%, 02/01/2036	171	177		3.50%, 06/01/2046	237	243
3.50%, 08/01/2036	281	292		3.50%, 07/01/2046	99	102
3.50%, 03/01/2041	65	67		3.50%, 03/01/2047(e)	14,425	14,787
3.50%, 06/01/2041	70	73		3.50%, 04/01/2047(e)	1,800	1,841
3.50%, 10/01/2041	47	48		4.00%, 07/01/2019	156	160
3.50%, 12/01/2041	63	65		4.00%, 05/01/2020	131	135
3.50%, 02/01/2042	633	652		4.00%, 05/01/2020	113	117
3.50%, 03/01/2042	145	150		4.00%, 12/01/2020	49	50
3.50%, 04/01/2042	175	181		4.00%, 03/01/2022	156	161
3.50%, 05/01/2042	122	126		4.00%, 03/01/2022	278	286
3.50%, 06/01/2042	867	893		4.00%, 09/01/2025	34	36
3.50%, 07/01/2042	154	158		4.00%, 03/01/2026	49	51
3.50%, 08/01/2042	104	107		4.00%, 09/01/2026	39	41
3.50%, 09/01/2042	96	99		4.00%, 04/01/2029	18	19
3.50%, 10/01/2042	132	136		4.00%, 12/01/2030	23	24
3.50%, 10/01/2042	1,166	1,201		4.00%, 11/01/2031	29	31
3.50%, 04/01/2043	1,115	1,148		4.00%, 11/01/2033	487	517
3.50%, 05/01/2043	749	772		4.00%, 10/01/2034	338	358
3.50%, 05/01/2043	1,235	1,272		4.00%, 02/01/2036	441	468
3.50%, 06/01/2043	203	209		4.00%, 01/01/2037	148	157
3.50%, 08/01/2043	902	929		4.00%, 03/01/2039	25	26
3.50%, 09/01/2043	2,085	2,148		4.00%, 08/01/2039	94	99
3.50%, 11/01/2043	363	372		4.00%, 09/01/2040	178	187
3.50%, 01/01/2044	286	294		4.00%, 10/01/2040	65	68
3.50%, 02/01/2044	27	28		4.00%, 12/01/2040	44	46
3.50%, 10/01/2044	561	576		4.00%, 12/01/2040	48	51
3.50%, 11/01/2044	610	626		4.00%, 01/01/2041	25	26
3.50%, 12/01/2044	832	854		4.00%, 01/01/2041	171	181
3.50%, 12/01/2044	790	810		4.00%, 02/01/2041	64	67
3.50%, 01/01/2045	920	945		4.00%, 02/01/2041	150	159
3.50%, 02/01/2045	734	753		4.00%, 02/01/2041	124	130
3.50%, 02/01/2045	172	177		4.00%, 03/01/2041	77	81
3.50%, 02/01/2045	1,057	1,085		4.00%, 09/01/2041	59	63
3.50%, 02/01/2045	131	135		4.00%, 12/01/2041	100	106
3.50%, 04/01/2045	745	767		4.00%, 12/01/2041	320	337
3.50%, 04/01/2045	643	660		4.00%, 12/01/2041	205	216
3.50%, 05/01/2045	60	61		4.00%, 05/01/2042	57	60
3.50%, 06/01/2045	25	25		4.00%, 06/01/2042	491	518
3.50%, 07/01/2045	941	966		4.00%, 06/01/2042	233	246
3.50%, 08/01/2045	619	635		4.00%, 12/01/2042	511	540
3.50%, 08/01/2045	625	641		4.00%, 06/01/2043	646	682
3.50%, 09/01/2045	471	483		4.00%, 09/01/2043	870	915
3.50%, 10/01/2045	354	363		4.00%, 11/01/2043	687	724
3.50%, 10/01/2045	330	339		4.00%, 11/01/2043	776	816
3.50%, 10/01/2045	37	38		4.00%, 12/01/2043	28	29
3.50%, 11/01/2045	723	742		4.00%, 05/01/2044	242	255
3.50%, 11/01/2045	330	339		4.00%, 08/01/2044	294	309
3.50%, 11/01/2045	738	758		4.00%, 08/01/2044	224	236
3.50%, 11/01/2045	797	818		4.00%, 08/01/2044	694	730
3.50%, 12/01/2045	908	932		4.00%, 08/01/2044	42	45
3.50%, 12/01/2045	301	309		4.00%, 09/01/2044	332	349
3.50%, 12/01/2045	56	57		4.00%, 09/01/2044	85	89
3.50%, 12/01/2045	850	873		4.00%, 09/01/2044	287	302
3.50%, 12/01/2045	487	500		4.00%, 10/01/2044	181	190
3.50%, 12/01/2045	1,030	1,057		4.00%, 10/01/2044	41	43
3.50%, 12/01/2045	964	989		4.00%, 10/01/2044	224	236
3.50%, 01/01/2046	268	276		4.00%, 10/01/2044	134	141
3.50%, 01/01/2046	954	979		4.00%, 11/01/2044	221	232
3.50%, 01/01/2046	1,013	1,040		4.00%, 11/01/2044	88	92
3.50%, 01/01/2046	949	974		4.00%, 11/01/2044	169	178
3.50%, 02/01/2046	387	397		4.00%, 11/01/2044	224	236
3.50%, 03/01/2046	88	90		4.00%, 11/01/2044	414	435
3.50%, 03/01/2046	1,199	1,230		4.00%, 11/01/2044	50	53
3.50%, 03/01/2046	808	829		4.00%, 12/01/2044	757	796
3.50%, 03/01/2046	836	858		4.00%, 12/01/2044	124	131
3.50%, 03/01/2046	907	931		4.00%, 12/01/2044	483	508
3.50%, 03/01/2046	283	290		4.00%, 12/01/2044	431	454
3.50%, 04/01/2046	870	893		4.00%, 01/01/2045	287	302
3.50%, 04/01/2046	1,167	1,197		4.00%, 01/01/2045	623	655
				4.00%, 01/01/2045	24	26

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 01/01/2045	$728	$765		4.50%, 11/01/2043	$278	$299
4.00%, 02/01/2045	670	705		4.50%, 11/01/2043	478	514
4.00%, 02/01/2045	364	383		4.50%, 12/01/2043	16	17
4.00%, 02/01/2045	382	402		4.50%, 01/01/2044	532	572
4.00%, 03/01/2045	201	211		4.50%, 01/01/2044	474	510
4.00%, 04/01/2045	372	392		4.50%, 02/01/2044	111	119
4.00%, 06/01/2045	98	103		4.50%, 03/01/2044	325	349
4.00%, 08/01/2045	57	60		4.50%, 03/01/2044	63	67
4.00%, 08/01/2045	246	259		4.50%, 04/01/2044	832	894
4.00%, 08/01/2045	80	84		4.50%, 04/01/2044	587	632
4.00%, 09/01/2045	232	244		4.50%, 05/01/2044	172	185
4.00%, 09/01/2045	904	951		4.50%, 05/01/2044	499	536
4.00%, 11/01/2045	180	189		4.50%, 05/01/2044	607	653
4.00%, 11/01/2045	1,037	1,091		4.50%, 06/01/2044	22	24
4.00%, 11/01/2045	21	22		4.50%, 06/01/2044	719	773
4.00%, 12/01/2045	104	109		4.50%, 06/01/2044	138	149
4.00%, 12/01/2045	620	652		4.50%, 07/01/2044	182	196
4.00%, 12/01/2045	49	52		4.50%, 08/01/2044	181	195
4.00%, 12/01/2045	249	262		4.50%, 08/01/2044	23	25
4.00%, 12/01/2045	371	390		4.50%, 09/01/2044	447	481
4.00%, 12/01/2045	33	35		4.50%, 10/01/2044	685	737
4.00%, 01/01/2046	166	175		4.50%, 11/01/2044	200	215
4.00%, 02/01/2046	740	778		4.50%, 11/01/2044	115	123
4.00%, 02/01/2046	182	191		4.50%, 11/01/2044	13	14
4.00%, 03/01/2046	37	39		4.50%, 11/01/2044	143	154
4.00%, 03/01/2046	1,674	1,761		4.50%, 11/01/2044	618	665
4.00%, 04/01/2046	797	838		4.50%, 04/01/2045	191	205
4.00%, 07/01/2046	335	352		4.50%, 03/01/2046	174	187
4.00%, 03/01/2047(e)	11,350	11,928		4.50%, 08/01/2046	26	28
4.00%, 04/01/2047(e)	600	629		4.50%, 03/01/2047(e)	825	887
4.50%, 02/01/2018	8	8		5.00%, 06/01/2018	3	3
4.50%, 05/01/2018	41	42		5.00%, 12/01/2020	26	27
4.50%, 11/01/2018	103	106		5.00%, 05/01/2023	8	8
4.50%, 01/01/2020	169	173		5.00%, 10/01/2024	37	41
4.50%, 02/01/2021	113	116		5.00%, 09/01/2025	136	140
4.50%, 08/01/2023	286	307		5.00%, 06/01/2028	72	79
4.50%, 05/01/2025	36	38		5.00%, 03/01/2034	19	21
4.50%, 06/01/2029	42	45		5.00%, 04/01/2035	20	22
4.50%, 07/01/2029	9	10		5.00%, 06/01/2035	50	55
4.50%, 08/01/2030	23	25		5.00%, 07/01/2035	54	59
4.50%, 01/01/2034	63	68		5.00%, 08/01/2035	2	2
4.50%, 02/01/2039	39	42		5.00%, 02/01/2037	6	7
4.50%, 04/01/2039	28	30		5.00%, 04/01/2037	2	2
4.50%, 04/01/2039	65	70		5.00%, 07/01/2037	41	45
4.50%, 04/01/2039	258	278		5.00%, 04/01/2038	1	1
4.50%, 06/01/2039	30	32		5.00%, 02/01/2039	33	36
4.50%, 06/01/2039	4	4		5.00%, 07/01/2039	368	404
4.50%, 08/01/2039	45	49		5.00%, 12/01/2039	616	677
4.50%, 10/01/2039	29	31		5.00%, 12/01/2039	31	34
4.50%, 12/01/2039	65	70		5.00%, 01/01/2040	37	41
4.50%, 02/01/2040	63	69		5.00%, 05/01/2040	47	52
4.50%, 05/01/2040	47	50		5.00%, 06/01/2040	8	9
4.50%, 09/01/2040	508	549		5.00%, 06/01/2040	7	7
4.50%, 10/01/2040	62	67		5.00%, 06/01/2040	45	49
4.50%, 02/01/2041	60	65		5.00%, 02/01/2041	218	240
4.50%, 03/01/2041	59	63		5.00%, 02/01/2041	388	427
4.50%, 04/01/2041	106	115		5.00%, 04/01/2041	800	880
4.50%, 05/01/2041	569	614		5.00%, 04/01/2041	804	882
4.50%, 07/01/2041	47	51		5.00%, 05/01/2041	58	64
4.50%, 07/01/2041	7	8		5.00%, 08/01/2041	395	434
4.50%, 08/01/2041	537	580		5.00%, 05/01/2042	437	481
4.50%, 09/01/2041	640	689		5.00%, 07/01/2042	200	220
4.50%, 09/01/2041	60	64		5.00%, 09/01/2043	200	220
4.50%, 11/01/2041	49	53		5.00%, 03/01/2044	166	182
4.50%, 11/01/2041	46	49		5.00%, 03/01/2044	191	210
4.50%, 01/01/2042	15	16		5.00%, 03/01/2044	556	610
4.50%, 07/01/2042	15	16		5.00%, 05/01/2044	265	292
4.50%, 09/01/2043	464	499		5.00%, 06/01/2044	265	291
4.50%, 10/01/2043	40	43		5.00%, 02/01/2045	378	414
4.50%, 10/01/2043	33	36		5.00%, 03/01/2047(e)	4,175	4,577
4.50%, 11/01/2043	17	18		5.50%, 01/01/2025	6	6
4.50%, 11/01/2043	572	616		5.50%, 12/01/2027	130	144
				5.50%, 06/01/2034	8	9

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.50%, 04/01/2035	$3	$4	3.00%, 09/20/2027	$54	$56
5.50%, 09/01/2035	6	7	3.00%, 11/20/2028	361	375
5.50%, 10/01/2035	10	11	3.00%, 05/20/2029	80	83
5.50%, 04/01/2036	4	5	3.00%, 08/20/2029	221	229
5.50%, 04/01/2036	38	43	3.00%, 09/20/2029	247	256
5.50%, 09/01/2036	56	63	3.00%, 07/20/2030	194	201
5.50%, 12/01/2036	52	59	3.00%, 01/20/2031	205	213
5.50%, 02/01/2037	4	4	3.00%, 04/15/2042	424	431
5.50%, 05/01/2037	37	41	3.00%, 09/20/2042	152	154
5.50%, 06/01/2037	5	5	3.00%, 11/20/2042	1,127	1,145
5.50%, 07/01/2037	5	5	3.00%, 12/20/2042	825	839
5.50%, 08/01/2037	3	3	3.00%, 01/20/2043	810	824
5.50%, 05/01/2038	266	298	3.00%, 03/20/2043	173	176
5.50%, 06/01/2038	4	4	3.00%, 03/20/2043	892	905
5.50%, 06/01/2038	7	7	3.00%, 03/20/2043	192	195
5.50%, 06/01/2038	378	422	3.00%, 04/01/2043	1,800	1,818
5.50%, 08/01/2038	1	1	3.00%, 04/15/2043	622	632
5.50%, 09/01/2038	565	633	3.00%, 04/20/2043	1,314	1,335
5.50%, 09/01/2038	25	28	3.00%, 05/15/2043	68	69
5.50%, 10/01/2038	7	8	3.00%, 05/15/2043	98	99
5.50%, 11/01/2038	324	361	3.00%, 05/15/2043	120	122
5.50%, 12/01/2038	32	36	3.00%, 06/15/2043	136	138
5.50%, 12/01/2038	36	41	3.00%, 06/15/2043	20	21
5.50%, 02/01/2039	100	112	3.00%, 06/20/2043	1,185	1,204
5.50%, 04/01/2039	37	41	3.00%, 08/20/2043	1,272	1,292
5.50%, 06/01/2039	2	2	3.00%, 07/15/2044	188	191
5.50%, 12/01/2039	32	36	3.00%, 12/15/2044	218	221
5.50%, 03/01/2040	559	624	3.00%, 12/20/2044	1,598	1,620
5.50%, 04/01/2040	406	453	3.00%, 01/15/2045	394	398
5.50%, 07/01/2041	462	516	3.00%, 01/15/2045	176	178
6.00%, 06/01/2017	2	2	3.00%, 01/20/2045	148	150
6.00%, 04/01/2026	61	69	3.00%, 02/20/2045	163	165
6.00%, 07/01/2035	91	105	3.00%, 05/20/2045	1,072	1,087
6.00%, 10/01/2036	288	326	3.00%, 06/20/2045	429	434
6.00%, 02/01/2037	230	260	3.00%, 07/15/2045	367	372
6.00%, 07/01/2037	3	4	3.00%, 07/20/2045	665	674
6.00%, 11/01/2037	2	2	3.00%, 09/20/2045	551	559
6.00%, 11/01/2037	6	6	3.00%, 12/20/2045	669	678
6.00%, 02/01/2038	1	1	3.00%, 01/20/2046	300	304
6.00%, 04/01/2038	103	116	3.00%, 03/20/2046	1,290	1,308
6.00%, 05/01/2038	6	6	3.00%, 04/20/2046	1,236	1,253
6.00%, 05/01/2038	6	6	3.00%, 05/20/2046	920	932
6.00%, 08/01/2038	159	182	3.00%, 07/20/2046	1,234	1,251
6.00%, 09/01/2038	1	1	3.00%, 08/20/2046	1,230	1,246
6.00%, 10/01/2039	122	139	3.00%, 09/20/2046	1,371	1,390
6.00%, 04/01/2040	82	93	3.00%, 10/20/2046	503	509
6.00%, 10/01/2040	112	127	3.00%, 11/20/2046	1,240	1,257
6.50%, 07/01/2020	1	1	3.00%, 12/15/2046	299	303
6.50%, 06/01/2024	2	2	3.00%, 12/20/2046	1,294	1,311
6.50%, 12/01/2031	3	3	3.00%, 01/20/2047	1,297	1,314
6.50%, 03/01/2032	6	7	3.00%, 03/01/2047	15,550	15,735
6.50%, 10/01/2039	56	64	3.00%, 03/01/2047(e)	100	101
		$236,649	3.50%, 12/20/2026	239	251
Government National Mortgage Association (GNMA) - 8.06%			3.50%, 03/20/2027	16	17
2.50%, 06/20/2027	279	283	3.50%, 02/15/2042	79	83
2.50%, 09/20/2027	30	30	3.50%, 02/20/2042	168	176
2.50%, 01/20/2028	107	109	3.50%, 05/15/2042	122	127
2.50%, 04/20/2028	61	62	3.50%, 05/20/2042	336	351
2.50%, 11/20/2030	166	169	3.50%, 06/20/2042	344	360
2.50%, 12/20/2030	231	235	3.50%, 07/15/2042	53	56
2.50%, 04/15/2043	281	274	3.50%, 08/15/2042	19	19
2.50%, 07/20/2043	253	246	3.50%, 08/20/2042	82	85
2.50%, 01/20/2044(a)	281	287	3.50%, 09/20/2042	994	1,038
2.50%, 04/15/2045	77	75	3.50%, 10/20/2042	713	745
2.50%, 09/15/2046	50	49	3.50%, 11/20/2042	617	644
2.50%, 11/20/2046	99	97	3.50%, 12/20/2042	621	649
2.50%, 12/20/2046	748	727	3.50%, 01/20/2043	1,001	1,046
2.50%, 01/20/2047	249	242	3.50%, 02/20/2043	1,594	1,665
2.50%, 03/01/2047	200	194	3.50%, 03/20/2043	1,124	1,174
2.50%, 03/01/2047(e)	100	97	3.50%, 04/01/2043	2,025	2,101
3.00%, 02/15/2027	194	201	3.50%, 04/15/2043	495	516
3.00%, 04/15/2027	27	28	3.50%, 05/20/2043	489	511
			3.50%, 07/20/2043	639	667

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
3.50%, 08/20/2043	$1,701	$1,777		4.00%, 09/20/2044	$503	$533
3.50%, 09/20/2043	1,170	1,222		4.00%, 10/20/2044	1,903	2,016
3.50%, 10/20/2043	547	571		4.00%, 11/15/2044	257	272
3.50%, 02/20/2044	745	778		4.00%, 11/20/2044	387	410
3.50%, 04/20/2044	651	679		4.00%, 12/20/2044	683	723
3.50%, 08/20/2044(a)	149	154		4.00%, 01/20/2045	294	311
3.50%, 10/20/2044	664	692		4.00%, 02/15/2045	12	13
3.50%, 11/20/2044	652	679		4.00%, 03/15/2045	96	101
3.50%, 12/15/2044	801	833		4.00%, 03/20/2045	418	443
3.50%, 12/20/2044	689	718		4.00%, 05/15/2045	530	562
3.50%, 01/20/2045	674	701		4.00%, 08/15/2045	160	169
3.50%, 02/15/2045	314	329		4.00%, 08/20/2045	651	690
3.50%, 02/20/2045	919	956		4.00%, 09/15/2045	200	211
3.50%, 03/15/2045	235	244		4.00%, 09/20/2045	768	814
3.50%, 03/15/2045	346	360		4.00%, 10/20/2045	952	1,009
3.50%, 03/20/2045	1,221	1,271		4.00%, 11/15/2045	150	159
3.50%, 04/15/2045	127	132		4.00%, 11/20/2045	1,267	1,342
3.50%, 04/15/2045	174	181		4.00%, 12/15/2045	280	296
3.50%, 04/20/2045	767	799		4.00%, 01/20/2046	1,484	1,571
3.50%, 04/20/2045	838	874		4.00%, 02/20/2046	239	253
3.50%, 05/20/2045	1,227	1,277		4.00%, 04/20/2046	905	958
3.50%, 06/20/2045	179	187		4.00%, 05/15/2046	100	106
3.50%, 07/20/2045	983	1,023		4.00%, 10/20/2046	287	304
3.50%, 08/20/2045	1,023	1,064		4.50%, 06/15/2034	6	6
3.50%, 09/20/2045	977	1,017		4.50%, 06/20/2035	52	56
3.50%, 11/20/2045	503	523		4.50%, 03/15/2039	50	54
3.50%, 12/20/2045	1,097	1,142		4.50%, 03/15/2039	359	387
3.50%, 01/20/2046	599	623		4.50%, 03/20/2039	75	81
3.50%, 02/20/2046	954	993		4.50%, 06/15/2039	53	57
3.50%, 03/20/2046	959	999		4.50%, 06/15/2039	53	57
3.50%, 04/20/2046	1,114	1,160		4.50%, 08/15/2039	9	10
3.50%, 05/20/2046	1,248	1,299		4.50%, 11/15/2039	12	13
3.50%, 06/20/2046	1,285	1,338		4.50%, 12/15/2039	102	110
3.50%, 07/20/2046	1,215	1,265		4.50%, 03/15/2040	557	602
3.50%, 08/15/2046	249	260		4.50%, 06/15/2040	51	55
3.50%, 08/20/2046	1,236	1,287		4.50%, 07/15/2040	3	4
3.50%, 09/20/2046	1,202	1,251		4.50%, 07/15/2040	506	547
3.50%, 10/20/2046	1,221	1,272		4.50%, 08/15/2040	67	73
3.50%, 11/20/2046	1,086	1,131		4.50%, 02/20/2041	50	54
3.50%, 12/20/2046	896	933		4.50%, 02/20/2041	66	73
3.50%, 03/01/2047	10,025	10,421		4.50%, 03/20/2041	53	58
4.00%, 05/15/2026	31	32		4.50%, 05/15/2041	31	34
4.00%, 07/20/2026	67	70		4.50%, 06/15/2041	22	24
4.00%, 09/15/2040	8	8		4.50%, 06/20/2041	34	37
4.00%, 09/15/2040	30	32		4.50%, 07/20/2041	69	74
4.00%, 01/15/2041	37	39		4.50%, 08/15/2041	19	21
4.00%, 01/15/2041	34	37		4.50%, 08/20/2041	35	38
4.00%, 01/20/2041	102	109		4.50%, 09/20/2041	32	35
4.00%, 07/15/2041	61	65		4.50%, 09/20/2043	21	23
4.00%, 07/20/2041	23	25		4.50%, 10/20/2043	312	333
4.00%, 09/15/2041	8	9		4.50%, 11/20/2043	443	474
4.00%, 09/20/2041	22	24		4.50%, 01/20/2044	531	568
4.00%, 10/15/2041	27	28		4.50%, 02/20/2044	407	436
4.00%, 11/20/2041	45	48		4.50%, 05/20/2044	1,032	1,104
4.00%, 12/20/2041	31	33		4.50%, 07/20/2044	267	286
4.00%, 01/20/2042	27	29		4.50%, 08/20/2044	88	94
4.00%, 02/20/2042	34	36		4.50%, 09/20/2044	463	495
4.00%, 03/01/2043	6,250	6,614		4.50%, 10/20/2044	290	310
4.00%, 06/20/2043	12	13		4.50%, 01/20/2045	225	241
4.00%, 11/20/2043	1,163	1,233		4.50%, 02/20/2045	135	144
4.00%, 02/20/2044	464	492		4.50%, 04/20/2045	363	388
4.00%, 03/15/2044	49	52		4.50%, 05/15/2045	310	334
4.00%, 03/15/2044	383	406		4.50%, 05/20/2045	270	289
4.00%, 03/20/2044	56	59		4.50%, 09/15/2045	286	309
4.00%, 04/20/2044	126	133		4.50%, 09/15/2045	131	141
4.00%, 05/15/2044	429	454		4.50%, 10/20/2045	100	107
4.00%, 05/15/2044	319	338		4.50%, 12/20/2045	658	704
4.00%, 05/20/2044	268	284		4.50%, 02/20/2046	882	944
4.00%, 07/15/2044	159	168		4.50%, 03/20/2046	254	271
4.00%, 07/20/2044	77	82		4.50%, 04/20/2046	290	311
4.00%, 08/20/2044	576	611		4.50%, 05/20/2046	75	80
4.00%, 09/15/2044	544	578		4.50%, 07/20/2046	131	141
				4.50%, 08/15/2046	350	377

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
4.50%, 09/15/2046	$132	$142	0.88%, 05/15/2019	$2,705	$2,681
4.50%, 10/15/2046	857	924	0.88%, 06/15/2019	2,565	2,540
5.00%, 05/15/2033	297	329	0.88%, 07/31/2019	770	762
5.00%, 08/15/2033	64	71	0.88%, 09/15/2019	2,150	2,124
5.00%, 12/15/2036	3	3	1.00%, 05/15/2018	4,105	4,105
5.00%, 04/20/2038	32	35	1.00%, 05/31/2018	2,388	2,388
5.00%, 05/15/2038	198	218	1.00%, 08/15/2018	1,714	1,712
5.00%, 07/20/2038	275	305	1.00%, 09/15/2018	3,161	3,156
5.00%, 10/15/2038	451	499	1.00%, 11/30/2018	2,500	2,493
5.00%, 02/15/2039	467	516	1.00%, 03/15/2019	2,335	2,324
5.00%, 03/15/2039	2	2	1.00%, 06/30/2019	250	248
5.00%, 04/20/2039	194	214	1.00%, 08/31/2019	1,545	1,531
5.00%, 06/20/2039	40	44	1.00%, 09/30/2019	2,173	2,152
5.00%, 09/15/2039	274	304	1.00%, 10/15/2019	2,130	2,109
5.00%, 09/15/2039	89	100	1.00%, 11/15/2019	2,320	2,294
5.00%, 02/15/2040	6	7	1.00%, 11/30/2019	4,930	4,875
5.00%, 05/20/2040	32	36	1.13%, 06/15/2018	2,170	2,173
5.00%, 06/20/2040	41	46	1.13%, 01/15/2019	2,630	2,626
5.00%, 12/15/2040	250	276	1.13%, 01/31/2019	2,600	2,596
5.00%, 05/20/2041	52	57	1.13%, 02/28/2019	2,750	2,744
5.00%, 10/15/2041	212	234	1.13%, 05/31/2019	1,150	1,146
5.00%, 05/20/2044	715	772	1.13%, 12/31/2019	1,620	1,606
5.00%, 06/20/2044	447	483	1.13%, 03/31/2020	1,600	1,582
5.00%, 07/20/2044	169	182	1.13%, 04/30/2020	3,005	2,967
5.00%, 08/20/2044	70	76	1.13%, 02/28/2021	3,000	2,928
5.00%, 01/20/2045	432	466	1.13%, 06/30/2021	2,800	2,719
5.00%, 04/20/2045	840	907	1.13%, 07/31/2021	1,570	1,523
5.00%, 09/20/2045	103	112	1.13%, 08/31/2021	2,975	2,883
5.00%, 02/20/2046	578	623	1.13%, 09/30/2021	1,785	1,728
5.00%, 05/20/2046	58	62	1.25%, 10/31/2018	3,050	3,055
5.00%, 12/20/2046	436	471	1.25%, 11/15/2018	1,157	1,159
5.50%, 05/20/2032	1	2	1.25%, 11/30/2018	2,930	2,934
5.50%, 07/15/2034	19	21	1.25%, 12/15/2018	2,150	2,153
5.50%, 02/15/2035	46	52	1.25%, 12/31/2018	2,590	2,593
5.50%, 03/15/2038	173	193	1.25%, 01/31/2019	2,819	2,821
5.50%, 06/15/2038	113	126	1.25%, 04/30/2019	2,000	1,999
5.50%, 10/20/2038	41	46	1.25%, 10/31/2019	796	793
5.50%, 01/15/2039	24	27	1.25%, 01/31/2020	3,960	3,936
5.50%, 02/15/2039	191	214	1.25%, 02/29/2020	1,255	1,246
5.50%, 06/15/2040	422	472	1.25%, 03/31/2021	2,220	2,175
5.50%, 07/20/2040	26	29	1.25%, 10/31/2021	2,830	2,752
5.50%, 04/20/2044	32	36	1.38%, 06/30/2018	3,546	3,562
5.50%, 07/20/2044	299	334	1.38%, 07/31/2018	1,800	1,808
5.50%, 08/20/2044	143	159	1.38%, 09/30/2018	4,631	4,650
5.50%, 09/20/2044	403	451	1.38%, 11/30/2018	2,000	2,008
6.00%, 07/20/2028	1	1	1.38%, 12/31/2018	715	717
6.00%, 07/15/2032	3	3	1.38%, 02/28/2019	3,876	3,887
6.00%, 12/15/2032	3	4	1.38%, 12/15/2019	2,390	2,386
6.00%, 11/20/2037	35	40	1.38%, 01/15/2020	2,414	2,409
6.00%, 01/15/2039	30	34	1.38%, 01/31/2020	4,540	4,529
6.50%, 05/15/2023	1	1	1.38%, 02/15/2020	2,380	2,373
6.50%, 05/20/2032	15	17	1.38%, 02/29/2020	2,900	2,890
7.00%, 03/15/2029	5	6	1.38%, 03/31/2020	4,010	3,993
7.00%, 07/15/2031	2	2	1.38%, 04/30/2020	4,005	3,984
		$155,511	1.38%, 05/31/2020	1,966	1,954
U.S. Treasury - 35.63%			1.38%, 08/31/2020	4,160	4,125
0.63%, 04/30/2018	5,263	5,240	1.38%, 09/30/2020	3,000	2,971
0.63%, 06/30/2018	2,370	2,357	1.38%, 10/31/2020	4,010	3,968
0.75%, 03/31/2018	634	632	1.38%, 01/31/2021	4,590	4,528
0.75%, 04/15/2018	2,015	2,010	1.38%, 04/30/2021	1,670	1,643
0.75%, 04/30/2018	4,500	4,487	1.38%, 05/31/2021	1,310	1,287
0.75%, 07/31/2018	2,350	2,340	1.38%, 06/30/2023	2,000	1,912
0.75%, 08/31/2018	1,345	1,338	1.38%, 08/31/2023	2,160	2,060
0.75%, 09/30/2018	2,330	2,317	1.50%, 08/31/2018	5,473	5,507
0.75%, 10/31/2018	1,805	1,793	1.50%, 12/31/2018	3,100	3,118
0.75%, 02/15/2019	3,610	3,577	1.50%, 01/31/2019	3,190	3,207
0.75%, 07/15/2019	2,315	2,284	1.50%, 02/28/2019	1,000	1,005
0.75%, 08/15/2019	2,165	2,134	1.50%, 03/31/2019	1,250	1,256
0.88%, 05/31/2018	2,850	2,846	1.50%, 05/31/2019	2,570	2,582
0.88%, 07/15/2018	1,501	1,497	1.50%, 10/31/2019	3,165	3,173
0.88%, 10/15/2018	2,760	2,749	1.50%, 11/30/2019	2,110	2,114
0.88%, 04/15/2019	3,415	3,387	1.50%, 05/31/2020	3,560	3,552
			1.50%, 01/31/2022	5,800	5,692

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.50%, 02/28/2023	$2,530	$2,447		2.38%, 06/30/2018	$2,125	$2,163
1.50%, 03/31/2023	3,755	3,628		2.38%, 12/31/2020	2,870	2,942
1.50%, 08/15/2026	6,745	6,248		2.38%, 08/15/2024	6,650	6,713
1.63%, 03/31/2019	2,136	2,152		2.50%, 08/15/2023	4,280	4,375
1.63%, 04/30/2019	5,700	5,743		2.50%, 05/15/2024	5,060	5,158
1.63%, 06/30/2019	2,000	2,014		2.50%, 02/15/2045	3,825	3,469
1.63%, 07/31/2019	3,500	3,523		2.50%, 02/15/2046	3,850	3,484
1.63%, 08/31/2019	2,155	2,169		2.50%, 05/15/2046	4,365	3,949
1.63%, 12/31/2019	4,400	4,421		2.63%, 04/30/2018	2,000	2,038
1.63%, 06/30/2020	2,560	2,563		2.63%, 08/15/2020	4,400	4,549
1.63%, 07/31/2020	2,950	2,952		2.63%, 11/15/2020	4,770	4,933
1.63%, 11/30/2020	3,770	3,761		2.75%, 02/15/2019	3,900	4,015
1.63%, 08/15/2022	2,883	2,828		2.75%, 11/15/2023	3,000	3,110
1.63%, 11/15/2022	5,300	5,183		2.75%, 08/15/2042	2,284	2,194
1.63%, 04/30/2023	2,875	2,796		2.75%, 11/15/2042	3,640	3,494
1.63%, 05/31/2023	1,790	1,739		2.88%, 05/15/2043	3,935	3,863
1.63%, 02/15/2026	4,248	3,996		2.88%, 08/15/2045	4,850	4,749
1.63%, 05/15/2026	7,006	6,577		2.88%, 11/15/2046	3,080	3,020
1.75%, 10/31/2018	392	396		3.00%, 05/15/2042	400	403
1.75%, 09/30/2019	4,511	4,553		3.00%, 11/15/2044	3,410	3,423
1.75%, 10/31/2020	2,430	2,437		3.00%, 05/15/2045	5,130	5,148
1.75%, 12/31/2020	3,000	3,004		3.00%, 11/15/2045	4,175	4,190
1.75%, 11/30/2021	3,600	3,581		3.00%, 02/15/2047	1,485	1,494
1.75%, 02/28/2022	2,770	2,748		3.13%, 05/15/2019	3,490	3,628
1.75%, 03/31/2022	5,980	5,929		3.13%, 05/15/2021	3,000	3,162
1.75%, 04/30/2022	5,050	5,002		3.13%, 11/15/2041	1,010	1,041
1.75%, 05/15/2022	2,250	2,227		3.13%, 02/15/2042	2,400	2,473
1.75%, 09/30/2022	3,295	3,248		3.13%, 02/15/2043	2,080	2,139
1.75%, 01/31/2023	3,000	2,947		3.13%, 08/15/2044	4,900	5,040
1.75%, 05/15/2023	3,500	3,427		3.38%, 11/15/2019	3,115	3,279
1.88%, 06/30/2020	2,000	2,020		3.38%, 05/15/2044	4,365	4,699
1.88%, 11/30/2021	2,310	2,310		3.50%, 05/15/2020	3,715	3,941
1.88%, 01/31/2022	2,490	2,488		3.50%, 02/15/2039	1,400	1,551
1.88%, 02/28/2022	3,370	3,369		3.63%, 08/15/2019	3,250	3,429
1.88%, 05/31/2022	4,500	4,482		3.63%, 02/15/2020	5,198	5,522
1.88%, 08/31/2022	4,005	3,978		3.63%, 02/15/2021	5,100	5,473
1.88%, 10/31/2022	2,985	2,960		3.63%, 08/15/2043	2,980	3,348
2.00%, 07/31/2020	2,115	2,143		3.63%, 02/15/2044	4,070	4,574
2.00%, 09/30/2020	2,920	2,957		3.75%, 11/15/2018	1,950	2,036
2.00%, 11/30/2020	3,845	3,888		3.75%, 11/15/2043	4,800	5,513
2.00%, 02/28/2021	3,255	3,288		3.88%, 05/15/2018	2,000	2,070
2.00%, 05/31/2021	3,895	3,928		3.88%, 08/15/2040	700	815
2.00%, 08/31/2021	3,150	3,171		4.00%, 08/15/2018	1,120	1,168
2.00%, 10/31/2021	2,950	2,967		4.25%, 11/15/2040	1,453	1,787
2.00%, 11/15/2021	4,100	4,124		4.38%, 02/15/2038	1,035	1,302
2.00%, 12/31/2021	4,370	4,393		4.38%, 11/15/2039	920	1,150
2.00%, 07/31/2022	4,990	4,994		4.38%, 05/15/2040	1,499	1,875
2.00%, 11/30/2022	5,295	5,283		4.38%, 05/15/2041	1,713	2,148
2.00%, 02/15/2023	5,181	5,162		4.50%, 02/15/2036	3,095	3,955
2.00%, 02/15/2025	4,745	4,645		4.50%, 05/15/2038	2,200	2,812
2.00%, 08/15/2025	3,735	3,641		4.50%, 08/15/2039	2,050	2,606
2.00%, 11/15/2026	7,200	6,967		4.63%, 02/15/2040	1,850	2,394
2.13%, 08/31/2020	2,250	2,288		4.75%, 02/15/2041	2,009	2,652
2.13%, 01/31/2021	1,850	1,878		5.00%, 05/15/2037	1,045	1,417
2.13%, 06/30/2021	3,290	3,333		5.25%, 11/15/2028	1,000	1,283
2.13%, 08/15/2021	4,250	4,301		5.25%, 02/15/2029	1,720	2,214
2.13%, 09/30/2021	3,840	3,884		5.38%, 02/15/2031	1,630	2,188
2.13%, 12/31/2021	4,475	4,523		5.50%, 08/15/2028	1,256	1,637
2.13%, 06/30/2022	5,320	5,361		6.13%, 11/15/2027	2,720	3,674
2.13%, 12/31/2022	4,490	4,508		6.25%, 08/15/2023	2,370	2,965
2.13%, 02/29/2024	2,775	2,763		6.25%, 05/15/2030	1,350	1,922
2.13%, 05/15/2025	4,460	4,398		6.38%, 08/15/2027	1,500	2,052
2.25%, 03/31/2021	2,000	2,039		6.50%, 11/15/2026	1,400	1,903
2.25%, 04/30/2021	2,570	2,619		6.63%, 02/15/2027	1,000	1,378
2.25%, 07/31/2021	3,030	3,083		6.88%, 08/15/2025	1,000	1,354
2.25%, 12/31/2023	490	493		7.13%, 02/15/2023	1,500	1,928
2.25%, 01/31/2024	2,816	2,829		7.25%, 08/15/2022	20	25
2.25%, 11/15/2024	4,614	4,609		8.13%, 05/15/2021	1,150	1,445
2.25%, 11/15/2025	6,080	6,036		8.75%, 05/15/2020	2,000	2,449
2.25%, 02/15/2027	2,400	2,377		8.75%, 08/15/2020	1,500	1,860
2.25%, 08/15/2046	4,400	3,763
2.38%, 05/31/2018	67	68

See accompanying notes.

		Schedule of Investments
		Bond Market Index Fund
		February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)
9.13%, 05/15/2018	$2,000	$2,195
		$687,066
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,229,243
Total Investments		$2,032,432
Other Assets and Liabilities - (5.38)%		$(103,833)
TOTAL NET ASSETS - 100.00%		$1,928,599

(a)	Variable Rate. Rate shown is in effect at February 28, 2017.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,052 or 0.37% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector		Percent
Government		41.22%
Mortgage Securities		29.84%
Financial		8.59%
Investment Companies		5.93%
Consumer, Non-cyclical		4.53%
Energy		3.06%
Communications		2.57%
Industrial		2.02%
Utilities		1.96%
Technology		1.79%
Consumer, Cyclical		1.74%
Basic Materials		0.84%
Revenue Bonds		0.44%
Asset Backed Securities		0.42%
General Obligation Unlimited		0.31%
Insured		0.09%
General Obligation Limited		0.03%
Investments Sold Short		(0.02)%
Other Assets and Liabilities		(5.36)%
TOTAL NET ASSETS		100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.02)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.00%
2.50%, 03/01/2047	$100	$95

Government National Mortgage Association (GNMA) -
(0.02)%
3.50%, 03/01/2043	325	338

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		433
OBLIGATIONS (proceeds $431)
TOTAL SHORT SALES (proceeds $431)		$433

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

COMMON STOCKS - 52.04%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Agriculture - 0.36%				Electric - 2.74%
Archer-Daniels-Midland Co	226,574	$10,642		Ameren Corp	10,100	$552
Bunge Ltd	39,660	3,246		American Electric Power Co Inc	84,900	5,685
First Resources Ltd	525,500	705		CLP Holdings Ltd	404,500	4,114
		$14,593		Dominion Resources Inc/VA	70,000	5,435
				DONG Energy A/S (a),(d)	43,700	1,606
Automobile Manufacturers - 0.07%
Mahindra & Mahindra Ltd	150,502	2,931		DUET Group	358,000	754
				Edison International	103,255	8,233
Building Materials - 0.64%				Enel SpA	2,005,309	8,606
Boise Cascade Co (a)	113,611	3,079		Hera SpA	442,186	1,095
Builders FirstSource Inc (a)	267,842	3,466		Huadian Fuxin Energy Corp Ltd	15,332,000	3,732
Geberit AG	24,537	10,620		Iberdrola SA	1,786,344	11,861
Norbord Inc	200,411	5,833		Infraestructura Energetica Nova SAB de CV	1,475,620	6,321
Universal Forest Products Inc	34,479	3,304		NextEra Energy Inc	156,300	20,476
		$26,302		PG&E Corp	311,952	20,823
				Terna Rete Elettrica Nazionale SpA	1,184,144	5,483
Chemicals - 2.45%
Agrium Inc	62,160	5,993		Transmissora Alianca de Energia Eletrica SA	550,300	3,890
Calgon Carbon Corp	33,536	473		Xcel Energy Inc	84,600	3,698
CF Industries Holdings Inc	213,806	6,718				$112,364
FMC Corp	50,909	2,933		Electronics - 0.24%
Givaudan SA	1,215	2,206		Badger Meter Inc	19,275	705
Israel Chemicals Ltd	692,342	2,950		Halma PLC	250,326	3,023
K+S AG	159,305	3,720		Rotork PLC	574,769	1,762
				Trimble Inc (a)	104,306	3,237
Koninklijke DSM NV	32,645	2,146
Monsanto Co	179,439	20,425		Watts Water Technologies Inc	18,456	1,180
Mosaic Co/The	182,106	5,680				$9,907
Novozymes A/S	26,156	1,006		Energy - Alternate Sources - 0.34%
OCI NV (a)	157,027	3,122		China Everbright International Ltd	1,963,000	2,542
Olin Corp	109,413	3,401		China Longyuan Power Group Corp Ltd	3,644,000	3,125
Potash Corp of Saskatchewan Inc	65,638	1,139		Innogy SE (a),(d)	190,171	6,827
Potash Corp of Saskatchewan Inc	474,511	8,271		Pattern Energy Group Inc	77,500	1,611
Sociedad Quimica y Minera de Chile SA	89,159	2,808				$14,105
ADR				Engineering & Construction - 1.04%
Syngenta AG	46,088	19,865		Aegion Corp (a)	25,679	584
Tessenderlo Chemie NV (a)	58,665	2,146		Aena SA (d)	35,663	5,094
Yara International ASA	149,305	5,668		Arcadis NV	53,016	720
		$100,670		Auckland International Airport Ltd	392,300	2,072
				Enav SpA (a),(d)	3,082,564	10,995
Coal - 0.19%
Adaro Energy Tbk PT	5,453,000	691		Ferrovial SA	240,902	4,564
Alliance Holdings GP LP	10,205	292		Flughafen Zuerich AG	49,384	9,971
Arch Coal Inc (a)	6,986	502		Fomento de Construcciones y Contratas SA (a)	53,494	495
Banpu PCL (b)	578,600	325		Mytilineos Holdings SA (a)	26,576	199
China Coal Energy Co Ltd (a)	700,000	370		Promotora y Operadora de Infraestructura	134,200	1,253
China Shenhua Energy Co Ltd	965,500	2,020		SAB de CV (a)
CONSOL Energy Inc (a)	65,193	1,015		Sydney Airport	1,468,350	6,821
Exxaro Resources Ltd	35,707	293				$42,768
Foresight Energy LP (a)	7,513	50		Environmental Control - 0.10%
Harum Energy Tbk PT (a)	307,200	50		China Water Affairs Group Ltd	616,000	403
Indo Tambangraya Megah Tbk PT	128,400	169		Kangda International Environmental Co Ltd	690,000	169
Inner Mongolia Yitai Coal Co Ltd	394,600	380		(d)
Semirara Mining & Power Corp	121,070	343		Kurita Water Industries Ltd	73,400	1,752
Shougang Fushan Resources Group Ltd	1,204,000	268		Tetra Tech Inc	42,621	1,715
Tambang Batubara Bukit Asam Persero Tbk	261,800	219				$4,039
PT				Food - 1.10%
Whitehaven Coal Ltd (a)	174,923	387		Ariake Japan Co Ltd	38,900	2,199
Yanzhou Coal Mining Co Ltd	554,000	445		Associated British Foods PLC	138,383	4,497
		$7,819		BRF SA	79,700	1,039
Commercial Services - 1.63%				China Mengniu Dairy Co Ltd	1,033,000	2,031
Abertis Infraestructuras SA	1,217,979	17,844		Chr Hansen Holding A/S	33,690	2,009
Atlantia SpA	272,048	6,370		Cosan Ltd	204,954	1,709
Cengage Learning Holdings II Inc (c)	11,792	130		Emmi AG (a)	4,247	2,698
COSCO SHIPPING Ports Ltd	5,633,071	6,274		Fuji Oil Holdings Inc	101,200	2,283
Hutchison Port Holdings Trust	13,762,100	5,226		Hormel Foods Corp	57,836	2,039
OHL Mexico SAB de CV	3,764,365	3,950		Ingredion Inc	20,700	2,502
Transurban Group	3,195,558	27,024		Leroy Seafood Group ASA	43,385	2,291
		$66,818		McCormick & Co Inc/MD	10,957	1,078
Consumer Products - 0.04%				Salmar ASA	51,419	1,299
Kimberly-Clark Corp	13,352	1,770		Sanderson Farms Inc	13,800	1,312
				Sao Martinho SA	244,200	1,492
Cosmetics & Personal Care - 0.45%				Saputo Inc	57,906	1,988
Kao Corp	92,800	4,794		Sysco Corp	39,552	2,085
Svenska Cellulosa AB SCA	327,948	10,059		Toyo Suisan Kaisha Ltd	59,800	2,196
Unicharm Corp	155,200	3,492		Tyson Foods Inc	82,138	5,139
		$18,345

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Food (continued)				Iron & Steel (continued)
Wilmar International Ltd	1,313,700	$3,406		Vale SA ADR	575,986	$5,673
		$45,292		Vale SA ADR	365,651	3,785
Forest Products & Paper - 3.37%						$13,318
Acadian Timber Corp (c)	150,281	2,098		Lodging - 0.36%
BillerudKorsnas AB	85,778	1,359		City Developments Ltd	559,300	3,775
Canfor Corp (a)	572,095	7,387		Hilton Grand Vacations Inc (a)	49,378	1,479
Clearwater Paper Corp (a)	26,930	1,497		Hilton Worldwide Holdings Inc	167,954	9,607
Deltic Timber Corp (c)	137,309	10,205				$14,861
DS Smith PLC	371,959	2,057		Machinery - Diversified - 1.33%
Empresas CMPC SA	1,883,303	4,185		AGCO Corp	71,083	4,330
Fibria Celulose SA ADR	1,030,534	8,811		Alamo Group Inc	26,510	1,992
Holmen AB	111,221	4,304		ANDRITZ AG	96,471	5,039
Interfor Corp (a)	498,101	6,672		Bucher Industries AG	10,434	2,977
International Paper Co	154,287	8,131		CNH Industrial NV	332,179	3,069
Klabin SA	2,242,800	11,176		Deere & Co	112,266	12,292
Metsa Board OYJ	285,757	1,912		Ebara Corp	69,200	2,035
Mondi PLC	436,086	10,164		Gorman-Rupp Co/The	11,580	361
Sappi Ltd	561,657	3,499		IDEX Corp	50,433	4,650
Smurfit Kappa Group PLC	219,519	5,830		Interpump Group SpA	52,652	1,073
Smurfit Kappa Group PLC	27,633	736		Kubota Corp	495,200	7,880
Stora Enso OYJ	274,096	2,940		Lindsay Corp	7,041	564
Sumitomo Forestry Co Ltd	567,500	8,267		Valmet OYJ	170,675	2,624
Suzano Papel e Celulose SA	2,549,600	11,029		Xylem Inc/NY	118,699	5,712
TFS Corp Ltd (c)	3,596,744	4,024				$54,598
UPM-Kymmene OYJ	223,111	5,291		Metal Fabrication & Hardware - 0.12%
West Fraser Timber Co Ltd	306,236	12,711		Advanced Drainage Systems Inc	23,443	517
Western Forest Products Inc	2,704,165	4,255		Mueller Industries Inc	37,874	1,584
		$138,540		Mueller Water Products Inc - Class A	107,108	1,327
Gas - 1.61%				Rexnord Corp (a)	68,042	1,508
Beijing Enterprises Holdings Ltd	152,000	795				$4,936
China Gas Holdings Ltd	1,220,000	1,810		Mining - 4.07%
ENN Energy Holdings Ltd	428,000	2,067		Acacia Mining PLC	46,608	309
Hong Kong & China Gas Co Ltd	1,062,469	2,042		African Rainbow Minerals Ltd	24,820	192
Italgas SpA (a)	164,035	652		Agnico Eagle Mines Ltd	64,000	2,691
National Grid PLC	1,647,394	20,013		Alacer Gold Corp (a)	82,900	159
NiSource Inc	249,717	5,971		Alamos Gold Inc	84,800	614
Sempra Energy	213,411	23,537		Alumina Ltd	654,621	924
Snam SpA	913,679	3,638		Aluminum Corp of China Ltd (a)	1,120,000	558
Southcross Holdings Borrower LP (a),(c)	37	12		Aneka Tambang Persero Tbk PT (a)	2,731,200	152
Southwest Gas Holdings Inc	24,574	2,102		Anglo American Platinum Ltd (a)	15,325	354
Tokyo Gas Co Ltd	376,800	1,715		Anglo American PLC (a)	398,431	6,256
Western Gas Equity Partners LP	40,449	1,855		AngloGold Ashanti Ltd	115,992	1,279
		$66,209		Antofagasta PLC	112,048	1,126
Hand & Machine Tools - 0.03%				Argonaut Gold Inc (a)	45,000	70
Franklin Electric Co Inc	25,410	1,065		Asanko Gold Inc (a)	57,300	153
				Assore Ltd	15,867	328
Healthcare - Products - 0.17%				B2Gold Corp (a)	271,500	834
Danaher Corp	79,892	6,835		Barrick Gold Corp	331,100	6,110
				BHP Billiton Ltd	912,567	17,273
Healthcare - Services - 0.00%				BHP Billiton PLC	600,122	9,673
Millennium Health LLC (a),(c)	33,861	36		Boliden AB	77,715	2,366
Millennium Health LLC (a),(b),(c)	20,580	—		Cameco Corp	112,400	1,244
Millennium Health LLC (a),(b),(c)	19,318	—		Centamin PLC	327,359	708
		$36		Centerra Gold Inc	66,100	319
Holding Companies - Diversified - 0.24%				China Gold International Resources Corp Ltd	67,500	137
China Merchants Port Holdings Co Ltd	2,635,537	7,349		(a)
Empresas COPEC SA	240,130	2,518		China Molybdenum Co Ltd (a)	1,116,000	427
		$9,867		Coeur Mining Inc (a)	53,423	459
				Detour Gold Corp (a)	49,600	618
Home Builders - 0.29%
Lennar Corp - A Shares	113,846	5,554		Dominion Diamond Corp	23,700	200
Toll Brothers Inc	189,160	6,458		Dowa Holdings Co Ltd	88,000	712
		$12,012		Eldorado Gold Corp (a)	203,600	622
				Endeavour Mining Corp (a)	21,000	392
Home Furnishings - 0.08%
American Woodmark Corp (a)	15,466	1,337		Endeavour Silver Corp (a)	36,100	156
Rational AG	4,495	2,058		Eramet (a)	1,508	82
		$3,395		Evolution Mining Ltd	381,822	630
				First Majestic Silver Corp (a)	46,600	422
Housewares - 0.06%
Scotts Miracle-Gro Co/The	26,022	2,358		First Quantum Minerals Ltd	195,900	2,038
				Fortuna Silver Mines Inc (a)	41,400	235
Iron & Steel - 0.32%				Franco-Nevada Corp	50,600	3,261
Cliffs Natural Resources Inc (a)	81,919	873		Freeport-McMoRan Inc (a)	386,909	5,185
Fortescue Metals Group Ltd	530,851	2,688		Fresnillo PLC	83,752	1,537
Kumba Iron Ore Ltd (a)	18,303	299		Glencore PLC (a)	3,272,088	13,044

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining (continued)				Mining (continued)
Gold Fields Ltd	233,429	$712		Vedanta Resources PLC	30,708	$327
Goldcorp Inc	242,500	3,843		Western Areas Ltd (a)	77,351	140
Grupo Mexico SAB de CV	1,769,600	5,361		Yamana Gold Inc	269,200	744
Guyana Goldfields Inc (a)	38,800	198		Zhaojin Mining Industry Co Ltd	248,000	243
Harmony Gold Mining Co Ltd	49,984	121		Zijin Mining Group Co Ltd	1,630,000	616
Hecla Mining Co	112,316	627				$167,237
Hi-Crush Partners LP (a)	14,472	249
				Miscellaneous Manufacturers - 0.31%
Highland Gold Mining Ltd	55,445	120		Aalberts Industries NV	63,730	2,198
Hochschild Mining PLC	86,191	284		Alfa Laval AB	190,114	3,434
Hudbay Minerals Inc	67,100	520		Pentair PLC	110,372	6,408
IAMGOLD Corp (a)	128,000	505		Sulzer AG	8,398	874
Iluka Resources Ltd	118,969	617				$12,914
Impala Platinum Holdings Ltd (a)	208,779	699		Oil & Gas - 0.25%
Imperial Metals Corp (a)	15,900	76		Antero Midstream Partners LP	242,206	8,308
Independence Group NL	166,704	464		EQT GP Holdings LP	68,152	1,863
Industrias Penoles SAB de CV	45,175	1,070		Vantage Drilling International (a),(b)	1,554	—
Jiangxi Copper Co Ltd	394,000	664				$10,171
KAZ Minerals PLC (a)	76,152	498
Kinross Gold Corp (a)	353,700	1,246		Packaging & Containers - 0.80%
Kirkland Lake Gold Ltd (a)	45,902	328		Graphic Packaging Holding Co	195,568	2,611
Klondex Mines Ltd (a)	49,700	264		Huhtamaki OYJ	67,251	2,424
Lonmin PLC (a)	64,192	96		KapStone Paper and Packaging Corp	419,987	9,492
				Mayr Melnhof Karton AG	4,432	490
Lucara Diamond Corp	86,800	177		Packaging Corp of America	88,531	8,183
Lundin Mining Corp	204,600	1,231		Rengo Co Ltd	131,300	763
McEwen Mining Inc	68,086	234		WestRock Co	162,309	8,719
MMG Ltd (a)	900,000	354
Mountain Province Diamonds Inc (a)	36,300	141				$32,682
Munsun Capital Group Ltd (a)	2,368,000	70		Pharmaceuticals - 0.06%
NetMind Financial Holdings Ltd (a)	6,592,000	48		Zoetis Inc	49,381	2,633
Nevsun Resources Ltd	85,500	215
New Gold Inc (a)	145,800	420		Pipelines - 11.85%
				APA Group	1,080,520	7,007
Newcrest Mining Ltd	217,859	3,690		Buckeye Partners LP	251,337	17,322
Newmont Mining Corp	150,806	5,164		Cheniere Energy Inc (a)	386,464	18,569
Nickel Asia Corp	431,700	58		Enbridge Energy Management LLC (a)	382,044	6,648
Norsk Hydro ASA	352,730	1,997		Enbridge Inc	246,552	10,318
North Mining Shares Co Ltd (a)	4,900,000	106
Northam Platinum Ltd (a)	115,879	480		Enbridge Inc	494,702	20,820
				Energy Transfer Equity LP	1,184,415	22,314
Northern Star Resources Ltd	170,637	547
Nyrstar NV (a)	26,585	163		Energy Transfer Partners LP	315,144	11,916
OceanaGold Corp (a)	171,388	494		Enterprise Products Partners LP	1,071,303	30,029
Orocobre Ltd (a)	59,760	141		EQT Midstream Partners LP	271,854	21,427
				Genesis Energy LP	243,904	8,254
Osisko Gold Royalties Ltd	30,200	331		Kinder Morgan Inc/DE	1,067,300	22,745
OZ Minerals Ltd	85,857	611		Koninklijke Vopak NV	37,596	1,592
Pan African Resources PLC	441,712	90		Magellan Midstream Partners LP	378,309	29,323
Pan American Silver Corp	43,200	772		MPLX LP	546,364	20,330
Perseus Mining Ltd (a)	292,123	69
Petra Diamonds Ltd (a)	150,592	256		Noble Midstream Partners LP	53,473	2,599
				ONEOK Partners LP	384,121	20,120
Philex Mining Corp	842,200	158		Pembina Pipeline Corp	149,606	4,834
Polymetal International PLC	97,094	1,150		Phillips 66 Partners LP	278,670	15,502
Randgold Resources Ltd	26,650	2,451		Plains All American Pipeline LP	911,540	29,242
Regis Resources Ltd	142,351	368		Shell Midstream Partners LP	278,483	9,123
Resolute Mining Ltd	209,405	258		Spectra Energy Partners LP	215,931	9,659
Richmont Mines Inc (a)	17,800	139
				Sunoco Logistics Partners LP	761,855	19,298
Rio Tinto Ltd	120,529	5,714		Tallgrass Energy GP LP	67,326	1,913
Rio Tinto PLC	390,636	16,011		Tallgrass Energy Partners LP	151,847	8,118
Royal Gold Inc	18,558	1,226		Targa Resources Corp	165,028	9,323
Sandfire Resources NL	44,818	221		Tesoro Logistics LP	289,366	16,294
Saracen Mineral Holdings Ltd (a)	229,334	191
SEMAFO Inc (a)	92,200	283		TransCanada Corp	541,303	24,885
				Valero Energy Partners LP (c)	204,546	10,015
Sibanye Gold Ltd	210,013	430		Veresen Inc	553,700	5,636
Silver Standard Resources Inc (a)	33,900	376
				Western Gas Partners LP	286,530	17,814
Silver Wheaton Corp	125,300	2,441		Williams Cos Inc/The	813,230	23,047
Silvercorp Metals Inc	47,400	183		Williams Partners LP	272,943	11,000
South32 Ltd	1,512,689	2,880				$487,036
Southern Copper Corp	43,928	1,610
St Barbara Ltd (a)	141,311	274		Real Estate - 1.98%
				ADO Properties SA (d)	198,126	7,316
Stillwater Mining Co (a)	34,403	587
Sumitomo Metal Mining Co Ltd	165,000	2,292		Aeon Mall Co Ltd	404,500	6,214
Tahoe Resources Inc	88,300	749		Deutsche Wohnen AG	468,313	16,073
Teck Resources Ltd	161,100	3,220		Fabege AB	446,519	7,522
Timah Persero Tbk PT	846,400	63		Leopalace21 Corp	453,000	2,377
Torex Gold Resources Inc (a)	22,600	437		Mitsui Fudosan Co Ltd	692,000	15,658
Turquoise Hill Resources Ltd (a)	343,000	1,077		New World Development Co Ltd	6,350,000	8,312
				Pope Resources a Delaware LP (c)	73,271	5,056
Vale Indonesia Tbk PT (a)	564,600	108

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				Textiles - 0.14%
Sun Hung Kai Properties Ltd	891,000	$13,017		Mohawk Industries Inc (a)	25,546	$5,783
		$81,545
REITS - 10.88%				Transportation - 0.46%
Agree Realty Corp	97,471	4,838		East Japan Railway Co	22,900	2,072
Alexandria Real Estate Equities Inc	103,192	12,312		Groupe Eurotunnel SE	1,521,892	14,199
American Homes 4 Rent	538,980	12,812		Prumo Logistica SA (a)	949,045	2,709
American Tower Corp	198,918	22,834				$18,980
Apartment Investment & Management Co	141,144	6,567		Water- 1.70%
Assura PLC	4,240,481	3,072		American States Water Co	27,131	1,213
AvalonBay Communities Inc	65,157	11,975		American Water Works Co Inc	170,335	13,286
Boston Properties Inc	63,148	8,779		Aqua America Inc	131,605	4,177
CatchMark Timber Trust Inc (c)	453,368	4,896		Beijing Enterprises Water Group Ltd (a)	3,618,000	2,583
Corporate Office Properties Trust	142,636	4,862		California Water Service Group	35,601	1,308
Crown Castle International Corp	200,005	18,706		CiadeSaneamentoBasicodoEstadodeSao	409,633	4,338
CubeSmart	372,815	10,159		Paulo ADR
Dexus Property Group	1,732,495	12,533		Connecticut Water Service Inc	8,335	475
DiamondRock Hospitality Co	254,039	2,761		Guangdong Investment Ltd	2,092,000	2,850
Digital Realty Trust Inc	71,509	7,723		Middlesex Water Co	12,082	455
EPR Properties	92,596	7,126		Pennon Group PLC	1,270,103	13,665
Equinix Inc	28,455	10,701		Severn Trent PLC	282,357	8,194
Equity One Inc	325,538	10,307		Suez	264,616	3,968
Essex Property Trust Inc	28,390	6,663		United Utilities Group PLC	681,064	8,277
Frasers Logistics & Industrial Trust	8,773,656	6,101		Veolia Environnement SA	286,310	4,692
Gecina SA	45,556	5,796		York Water Co/The	9,551	344
GGP Inc	291,185	7,239				$69,825
Goodman Group	2,294,194	13,270		TOTAL COMMON STOCKS		$2,138,279
Great Portland Estates PLC	652,299	5,246		INVESTMENT COMPANIES - 6.91%	Shares Held	Value(000	's)
Hoshino Resorts REIT Inc	335	1,780		Exchange Traded Funds - 0.06%
Hudson Pacific Properties Inc	164,782	6,028		Guggenheim S&P Global Water Index ETF	24,465	736
Industrial & Infrastructure Fund Investment	521	2,435		SPDR S&P Metals & Mining ETF	47,386	1,533
Corp						$2,269
Investa Office Fund	851,243	3,048
Invitation Homes Inc (a)	150,420	3,278		Money Market Funds - 6.85%
				BlackRock Liquidity Funds FedFund Portfolio	1,799,054	1,799
Japan Hotel REIT Investment Corp	6,446	4,625		Cash Account Trust - Government & Agency	22,692,884	22,694
Japan Logistics Fund Inc	1,847	3,985		Portfolio - Government Cash Managed
Japan Retail Fund Investment Corp	3,192	6,421		First American Government Obligations Fund	3,139,889	3,140
Klepierre	122,282	4,542		Goldman Sachs Financial Square Funds -	128,584,393	128,584
Link REIT	1,939,000	13,370		Government Fund
Mirvac Group	2,941,717	4,845		Morgan Stanley Institutional Liquidity Funds -	120,596,251	120,596
NewRiver REIT PLC	137,462	572		Government Portfolio
Nomura Real Estate Master Fund Inc	4,462	6,688		Wells Fargo Advantage Government Money	4,706,199	4,706
Park Hotels & Resorts Inc	98,756	2,522		Market Fund
Physicians Realty Trust	542,281	10,802				$281,519
Potlatch Corp	210,479	9,314		TOTAL INVESTMENT COMPANIES		$283,788
Prologis Inc	123,527	6,306
Public Storage	44,538	10,131		PREFERRED STOCKS - 0.05%	Shares Held	Value(000	's)
Rayonier Inc	390,070	11,172		Water- 0.05%
				Cia de Saneamento do Parana 0.32%(e)	428,400	$1,980
Regency Centers Corp	93,068	6,547
Rexford Industrial Realty Inc	455,885	10,476
SBA Communications Corp (a)	54,487	6,308		TOTAL PREFERRED STOCKS		$1,980
Segro PLC	507,599	3,109			Principal
Senior Housing Properties Trust	308,552	6,325		BONDS- 8.76%	Amount (000's)	Value(000	's)
Simon Property Group Inc	123,962	22,859		Federal & Federally Sponsored Credit - 1.81%
SL Green Realty Corp	57,472	6,476		Federal Farm Credit Banks
STORE Capital Corp	214,289	5,338		0.78%, 10/13/2017(e),(f)	$18,000	$18,025
Sun Communities Inc	83,099	6,883		0.81%, 11/22/2017(e),(f)	5,000	5,008
Sunstone Hotel Investors Inc	234,930	3,465		0.81%, 03/22/2018(e),(f)	10,000	10,017
Unibail-Rodamco SE	52,800	12,031		0.88%, 06/27/2018(e),(f)	20,000	20,018
UNITE Group PLC/The	684,217	5,303		0.90%, 04/05/2018(e),(f)	4,700	4,708
Weyerhaeuser Co	669,731	22,583		0.92%, 01/25/2018(e),(f)	8,000	8,024
				0.92%, 08/01/2018(e),(f)	8,500	8,534
		$446,845
Retail - 0.05%						$74,334
Tractor Supply Co	29,381	2,083		Finance - Mortgage Loan/Banker - 6.47%
				Fannie Mae
Storage & Warehousing - 0.05%				0.80%, 07/20/2017(e),(f)	13,175	13,187
Safestore Holdings PLC	415,985	1,981		0.94%, 03/21/2018(e)	4,015	4,030
				2.50%, 09/29/2017	1,150	1,161
Telecommunications - 0.07%				Fannie Mae Discount Notes
Cellnex Telecom SA (d)	161,500	2,429		0.48%, 03/14/2017(g)	2,000	2,000
Intelsat SA (a)	76,583	382		0.49%, 03/23/2017(f),(g)	16,000	15,996
				0.49%, 04/03/2017(f),(g)	29,800	29,787
		$2,811		Federal Home Loan Bank Discount Notes
				0.53%, 04/24/2017(f),(g)	18,500	18,485

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Finance - Mortgage Loan/Banker (continued)					Aerospace & Defense - 0.21%
Federal Home Loan Banks					Sequa Corp, Term Loan B
0.85%, 12/07/2017(e),(f)		$10,000	$10,017		5.25%, 05/29/2017(e)	$3,814	$3,671
0.88%, 09/20/2018(e),(f)		10,000	10,030		TransDigm Inc, Term Loan D
0.92%, 06/16/2017(e),(f)		10,000	10,012		3.98%, 05/21/2021(e)	4,843	4,861
0.93%, 09/11/2017(e),(f)		15,000	15,033				$8,532
0.95%, 03/08/2018(e),(f)		10,000	10,039
					Airlines - 0.30%
0.96%, 10/25/2017(e),(f)		6,200	6,214		American Airlines Inc, Term Loan B
0.97%, 10/27/2017(e),(f)		5,800	5,813		3.27%, 10/10/2021(c),(e)	3,144	3,158
Freddie Mac					3.27%, 12/14/2023(e)	2,185	2,196
0.75%, 01/25/2019(e),(f)		5,000	4,999		3.28%, 06/27/2020(e)	3,904	3,923
0.75%, 02/22/2019(e),(f)		30,000	29,991		Delta Air Lines Inc, Term Loan B1
0.79%, 07/17/2018(e),(f)		11,100	11,115		3.27%, 10/18/2018(e)	3,044	3,061
0.79%, 07/24/2018(e),(f)		16,600	16,619				$12,338
0.97%, 03/08/2018(e),(f)		18,400	18,478		Automobile Manufacturers - 0.07%
1.00%, 02/22/2019(e),(f)		3,900	3,900		FCA US LLC, Term Loan B
1.00%, 03/08/2017(f)		12,218	12,219		3.28%, 12/05/2018(e)	2,897	2,899
1.00%, 05/11/2018(f)		5,955	5,952
1.00%, 09/21/2018		1,000	994		Automobile Parts & Equipment - 0.03%
1.05%, 05/25/2018(f)		10,000	9,969		Allison Transmission Inc, Term Loan B
			$266,040		3.28%, 09/23/2019(e)	1,120	1,133
Media- 0.01%
iHeartCommunications Inc					Beverages - 0.13%
9.00%, 12/15/2019		523	457		Jacobs Douwe Egberts BV, Term Loan B
					3.50%, 07/02/2022(e)	2,742	2,763
Sovereign - 0.47%					Keurig Green Mountain Inc, Term Loan A
Australia Government Bond					0.00%, 03/03/2021(e),(i)	1,750	1,746
3.75%, 04/21/2037	AUD	1,840	1,479		Keurig Green Mountain Inc, Term Loan B
Italy Buoni Poliennali Del Tesoro					5.27%, 01/21/2023(e)	798	806
1.65%, 04/23/2020	EUR	932	1,037				$5,315
2.55%, 09/15/2041		203	255		Biotechnology - 0.08%
Japanese Government CPI Linked Bond					Concordia International Corp, Term Loan B
0.10%, 09/10/2024	JPY	669,212	6,263		5.25%, 10/21/2021(e)	4,230	3,450
0.10%, 03/10/2025		226,247	2,123
0.10%, 03/10/2026		24,429	230		Building Materials - 0.31%
New Zealand Government Bond					Headwaters Inc, Term Loan B1
2.54%, 09/20/2035(e)	NZD	3,663	2,698		4.00%, 03/24/2022(e)	5,650	5,666
3.09%, 09/20/2030(e)		2,430	1,977		Quikrete Holdings Inc, Term Loan B
United Kingdom Gilt Inflation Linked					4.02%, 11/03/2023(e)	4,000	4,046
0.13%, 03/22/2026	GBP	1,815	2,716		Safway Group Holding LLC, Term Loan
0.13%, 11/22/2065		185	534		5.75%, 08/04/2023(e)	2,793	2,828
			$19,312				$12,540
TOTAL BONDS			$360,143		Chemicals - 0.25%
COMMODITY INDEXED STRUCTURED	Principal				Alpha 3 BV, Term Loan B1
NOTES- 0.54%	Amount (000's)		Value(000	's)	4.00%, 01/31/2024(e)	2,000	2,020
Banks- 0.54%					Avantor Performance Materials Holdings
Royal Bank of Canada; Dow Jones – UBS					LLC, Term Loan B
Commodity Index Linked Note					6.00%, 06/21/2022(e)	1,193	1,207
0.62%, 03/12/2018(d),(e)		$4,200	4,385		Axalta Coating Systems US Holdings Inc,
0.62%, 03/12/2018(d),(e)		17,000	17,616		Term Loan B1
			$22,001		3.50%, 02/01/2020(e)	338	342
TOTAL COMMODITY INDEXED STRUCTURED NOTES			$22,001		Duke FinanceLLC, Term Loan
					6.00%, 02/16/2024(e)	1,492	1,504
	Principal
CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value(000	's)	Ineos US Finance LLC, Term Loan B
					0.00%, 03/31/2022(e),(i)	246	247
Oil & Gas - 0.01%
Vantage Drilling International					Minerals Technologies Inc, Term Loan B2
1.00%, PIK 1.00%, 12/31/2030(b),(c),(e),(h)		271	253		4.75%, 05/09/2021(e)	1,305	1,321
					Versum Materials Inc, Term Loan B
TOTAL CONVERTIBLE BONDS			$253		3.50%, 09/21/2023(e)	3,491	3,533
SENIOR FLOATING RATE INTERESTS -	Principal						$10,174
19.05%	Amount (000's)		Value(000	's)	Coal- 0.26%
Advertising - 0.15%					Peabody Energy Corp, Term Loan
Advantage Sales & Marketing Inc, Term					0.00%, 02/08/2022(e),(i)	1,767	1,780
Loan					Peabody Energy Corp, Term Loan B
7.50%, 07/21/2022(e)		$814	$794		4.25%, 09/20/2020(e)	8,741	8,840
Advantage Sales & Marketing Inc, Term Loan							$10,620
B					Commercial Services - 0.82%
4.25%, 07/21/2021(e)		2,005	1,995		Acosta Holdco Inc, Term Loan B
Checkout Holding Corp, Term Loan B					4.29%, 09/26/2021(e)	902	879
4.50%, 04/03/2021(e)		1,671	1,508		Allied Universal Holdco LLC, Term Loan
Getty Images Inc, Term Loan B					4.76%, 07/27/2022(e)	1,684	1,688
4.75%, 10/03/2019(e)		2,027	1,802
			$6,099

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Diversified Financial Services - 0.20%
Brand Energy & Infrastructure Services Inc,			Delos Finance Sarl, Term Loan
Term Loan B			3.25%, 10/06/2023(e)	$1,250	$1,261
4.77%, 11/20/2020(e)	$902	$903	Walter Investment Management Corp, Term
Camelot Finance LP, Term Loan B			Loan
4.75%, 09/15/2023(e)	2,993	3,026	4.75%, 12/11/2020(e)	7,297	6,912
Ceridian HCM Holding Inc, Term Loan B2					$8,173
4.54%, 09/15/2020(e)	1,254	1,248
			Electric - 0.77%
Concentra Inc, Term Loan B			Calpine Corp, Term Loan B5
4.00%, 06/01/2022(e)	1,990	2,001	3.75%, 05/20/2022(e)	1,622	1,629
Global Payments Inc, Term Loan B			Calpine Corp, Term Loan B7
3.28%, 04/21/2023(e)	388	392	3.75%, 05/05/2023(e)	2,886	2,904
KAR Auction Services Inc, Term Loan B3			Dayton Power & Light Co/The, Term Loan B
4.50%, 03/04/2023(e)	993	1,004	4.04%, 08/19/2022(e)	2,650	2,670
Laureate Education Inc, Term Loan B			Dynegy Inc, Term Loan C1
5.00%, 06/16/2018(e)	3,871	3,906	4.25%, 06/27/2023(e)	2,300	2,323
Monitronics International Inc, Term Loan B2			Energy Future Intermediate Holding Co LLC,
6.50%, 09/22/2022(e)	2,294	2,319	DIP Term Loan
Pharmaceutical Product Development LLC,			4.30%, 06/30/2017(e)	6,400	6,416
Term Loan B			Vistra Operations Co LLC, Term Loan B2
4.25%, 08/05/2022(e)	6,337	6,368	4.02%, 12/13/2023(e)	3,000	3,017
Prime Security Services Borrower LLC, Term			Vistra Operations Co LLC, Term Loan B-
Loan			EXIT
4.25%, 05/02/2022(e)	5,000	5,046	3.53%, 08/04/2023(e)	10,341	10,388
Syniverse Holdings Inc, Term Loan B			Vistra Operations Co LLC, Term Loan C-
4.00%, 04/23/2019(e)	2,586	2,337	EXIT
4.04%, 04/23/2019(e)	1,722	1,569	3.53%, 08/04/2023(e)	2,359	2,369
WEX Inc, Term Loan B					$31,716
4.28%, 06/24/2023(e)	1,194	1,212
			Electronics - 0.06%
		$33,898	TTM Technologies Inc, Term Loan B
Computers - 0.41%			5.25%, 05/07/2021(e)	2,472	2,512
CSRA Inc, Term Loan B
3.28%, 10/06/2022(e)	1,243	1,254
			Engineering & Construction - 0.04%
iQor US Inc, Term Loan B			Engility Corp, Term Loan B2
6.00%, 02/19/2021(e)	2,713	2,628	4.75%, 08/04/2023(e),(i)	187	189
Optiv Security Inc, Term Loan			4.75%, 08/14/2023(e)	1,341	1,355
4.25%, 01/13/2024(e)	2,000	2,012			$1,544
Riverbed Technology Inc, Term Loan B			Entertainment - 0.74%
4.25%, 04/25/2022(e)	2,251	2,268	CCM Merger Inc, Term Loan B
Western Digital Corp, Term Loan B			4.03%, 07/30/2021(e)	1,418	1,428
4.53%, 04/29/2023(e)	7,164	7,202	Delta 2 Lux Sarl, Term Loan
Xerox Business Services LLC, Term Loan B			0.00%, 02/24/2024(e),(i)	545	546
6.28%, 11/22/2023(e)	1,511	1,535	Delta 2 Lux Sarl, Term Loan B
		$16,899	8.07%, 07/29/2022(e)	2,650	2,654
Consumer Products - 0.66%			Delta 2 Lux Sarl, Term Loan B3
Dell International LLC, Term Loan			5.07%, 07/30/2021(e)	8,218	8,240
0.00%, 09/07/2023(e),(i)	5,000	5,031	Lions Gate Entertainment Corp, Term Loan
4.04%, 06/02/2023(e)	10,235	10,297	B
Dell International LLC, Term Loan A2			3.77%, 10/13/2023(e)	1,600	1,612
3.04%, 06/02/2021(e)	5,135	5,143	Scientific Games International Inc, Term Loan
Dell International LLC, Term Loan A3			B3
2.79%, 05/31/2019(e)	3,500	3,506	4.85%, 10/01/2021(e)	11,863	12,046
Prestige Brands Inc, Term Loan B4			William Morris Endeavor Entertainment LLC,
3.75%, 01/20/2024(e)	1,500	1,518	Term Loan B
Spectrum Brands Inc, Term Loan B			4.29%, 05/06/2021(e)	2,594	2,601
3.40%, 06/23/2022(e)	1,583	1,602	WMG Acquisition Corp, Term Loan
		$27,097	3.75%, 10/20/2023(e)	1,192	1,195
Cosmetics & Personal Care - 0.05%					$30,322
Revlon Consumer Products Corp, Term Loan			Environmental Control - 0.15%
B			Advanced Disposal Services Inc, Term Loan
4.28%, 07/21/2023(e)	1,995	2,006	B
			3.50%, 11/10/2023(e)	6,074	6,135
Distribution & Wholesale - 0.28%
G-III Apparel Group Ltd, Term Loan B			Food- 1.03%
6.25%, 10/05/2022(e)	663	656	AdvancePierre Foods Inc, Term Loan B
HD Supply Inc, Term Loan B			4.00%, 05/26/2023(e)	1,638	1,659
3.75%, 08/13/2021(e)	1,604	1,615	Albertsons LLC, Term Loan B4
3.75%, 10/16/2023(e)	2,893	2,914	3.78%, 08/25/2021(e)	12,436	12,583
Univar USA Inc, Term Loan B			Albertsons LLC, Term Loan B6
3.61%, 07/01/2022(e)	6,105	6,122	4.30%, 06/22/2023(e)	9,319	9,451
		$11,307	Chobani LLC, Term Loan B
			5.25%, 09/29/2023(e)	2,000	2,024

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Food (continued)			Holding Companies - Diversified - 0.21%
Moran Foods LLC, Term Loan B			Emerald Expositions Holding Inc, Term Loan
7.00%, 12/01/2023(e)	$1,000	$991	B
Pinnacle Foods Finance LLC, Term Loan B			4.75%, 06/17/2020(e)	$2,851	$2,864
0.00%, 01/30/2024(e),(i)	3,078	3,093	Travelport Finance Luxembourg Sarl, Term
SUPERVALU Inc, Term Loan			Loan B
5.50%, 03/21/2019(e)	1,979	1,994	0.00%, 09/02/2021(e),(i)	700	705
US Foods Inc, Term Loan B			Travelport Finance Luxembourg Sarl, Term
3.50%, 06/27/2023(e)	9,700	9,819	Loan C
Wilton Brands LLC, Term Loan			4.29%, 09/02/2021(e)	5,037	5,073
8.50%, 08/22/2018(e)	860	838			$8,642
		$42,452	Household Products & Wares - 0.04%
Gas- 0.00%			Dell International LLC, Term Loan A1
Southcross Holdings Borrower LP, Term Loan			2.79%, 12/31/2018(e)	1,688	1,688
B
4.50%, PIK 5.50%, 04/13/2023(c),(e),(h)	34	28	Insurance - 0.13%
			Alliant Holdings Intermediate LLC, Term
Healthcare - Products - 0.39%			Loan B
Alere Inc, Term Loan B			4.50%, 07/27/2022(e)	2,831	2,856
4.25%, 06/10/2022(e)	250	250	HUB International Ltd, Term Loan B
Carestream Health Inc, Term Loan			4.03%, 09/17/2020(e)	2,597	2,617
9.50%, 12/15/2019(e)	729	615			$5,473
Carestream Health Inc, Term Loan B			Internet - 0.36%
5.00%, 06/05/2019(e)	5,107	4,917	Ancestry.com Operations Inc, Term Loan B
ConvaTec Inc, Term Loan			4.25%, 10/19/2023(e)	2,400	2,427
3.28%, 10/13/2023(e)	3,153	3,175	EIG Investors Corp, Term Loan B
DJO Finance LLC, Term Loan B			6.53%, 11/09/2019(e)	1,347	1,351
4.25%, 06/24/2020(e)	1,724	1,692	TIBCO Software Inc, Term Loan B
Kinetic Concepts Inc, Term Loan B			5.50%, 12/04/2020(e)	5,768	5,839
4.28%, 01/26/2024(e)	2,899	2,897	Uber Technologies Inc, Term Loan B
Sterigenics-Nordion Holdings LLC, Term			5.00%, 07/07/2023(e)	4,385	4,397
Loan B			Zayo Group LLC, Delay-Draw Term Loan
4.25%, 05/06/2022(e)	2,349	2,347	B3
		$15,893	0.00%, 01/12/2024(e),(i)	228	230
Healthcare - Services - 0.74%			Zayo Group LLC, Term Loan B2
Ardent Legacy Acquisitions Inc, Term Loan			3.50%, 01/12/2024(e)	473	477
B					$14,721
6.50%, 07/30/2021(e)	244	243
			Investment Companies - 0.02%
CHS/Community Health Systems Inc, Term			AI Mistral Luxembourg Subco Sarl, Term
Loan F			Loan
4.18%, 01/25/2018(e)	27	27	0.00%, 01/17/2024(e),(i)	1,000	1,002
CHS/Community Health Systems Inc, Term
Loan G			Leisure Products & Services - 0.16%
3.75%, 12/13/2019(e)	3,099	3,071	Equinox Holdings Inc, Term Loan B
CHS/Community Health Systems Inc, Term			6.50%, 01/31/2020(e)	1,203	1,203
Loan H			Life Time Fitness Inc, Term Loan B
4.00%, 01/14/2021(e)	4,475	4,397	0.00%, 06/03/2022(e),(i)	299	301
DaVita Inc, Term Loan B			4.00%, 06/10/2022(e)	1,970	1,979
3.53%, 06/24/2021(e)	1,674	1,695	Planet Fitness Holdings LLC, Term Loan B
Envision Healthcare Corp, Term Loan C			4.34%, 03/31/2021(e)	2,240	2,254
4.00%, 11/17/2023(e)	2,000	2,024	Sabre GLBL Inc, Term Loan B
HCA Inc, Term Loan			3.53%, 02/16/2024(e)	987	994
3.03%, 02/15/2024(e)	3,491	3,523			$6,731
4.03%, 03/01/2023(e)	3,709	3,736
			Lodging - 0.23%
Heartland Dental LLC, Term Loan			Boyd Gaming Corp, Term Loan B
5.50%, 12/21/2018(e)	3,398	3,401	3.78%, 08/07/2020(e)	679	682
IASIS Healthcare LLC, Term Loan B2			Boyd Gaming Corp, Term Loan B2
4.50%, 05/03/2018(e)	3,047	3,046	3.76%, 08/16/2023(e)	2,121	2,143
MPH Acquisition Holdings LLC, Term Loan			CityCenter Holdings LLC, Term Loan B
B			3.75%, 10/16/2020(e)	2,126	2,152
5.00%, 05/25/2023(e)	1,900	1,929	Hilton Worldwide Finance LLC, Term Loan
New Millennium Holdco Inc, Term Loan			B1
7.50%, 12/21/2020(e)	1,115	563	3.50%, 09/23/2020(e)	201	202
Quorum Health Corp, Term Loan			Hilton Worldwide Finance LLC, Term Loan
6.79%, 04/29/2022(e)	681	678	B2
Select Medical Corp, Term Loan F			3.28%, 10/26/2023(e)	3,128	3,141
6.01%, 03/03/2021(e)	1,159	1,163	Intrawest Operations Group LLC, Term Loan
Tennessee Merger Sub Inc, Term Loan			B
3.75%, 01/12/2024(e)	944	942	4.50%, 11/26/2020(e)	1,239	1,249
		$30,438			$9,569

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Machinery - Construction & Mining - 0.05%			Mining (continued)
North American Lifting Holdings Inc, Term			FMG Resources August 2006 Pty Ltd, Term
Loan			Loan B
5.50%, 11/26/2020(c),(e)	$1,029	$944	3.75%, 06/30/2019(e)	$2,032	$2,043
Vertiv Intermediate Holding II Corp, Term					$6,029
Loan B			Miscellaneous Manufacturers - 0.14%
6.03%, 09/29/2023(e)	1,161	1,169	Gates Global LLC, Term Loan B
		$2,113	4.25%, 06/11/2021(e)	5,800	5,801
Machinery - Diversified - 0.55%
Aspen Merger Sub Inc, Term Loan			Oil & Gas - 0.28%
5.25%, 09/26/2023(e)	2,294	2,314	Drillships Financing Holding Inc, Term Loan
Columbus McKinnon Corp/NY, Term Loan			B1
4.00%, 01/19/2024(e)	2,000	2,011	6.06%, 02/02/2021(e)	2,198	1,798
Gardner Denver Inc, Term Loan			Fieldwood Energy LLC, Term Loan
4.56%, 07/23/2020(e)	10,516	10,490	8.00%, 08/31/2020(e)	2,418	2,300
RBS Global Inc, Term Loan B			8.37%, 09/17/2020(e)	2,845	2,497
3.77%, 08/21/2023(e)	2,468	2,482	8.38%, 09/20/2020(e)	884	663
Zebra Technologies Corp, Term Loan B			Fieldwood Energy LLC, Term Loan B
3.45%, 10/27/2021(e)	3,392	3,432	3.88%, 09/28/2018(e)	1,864	1,770
Zodiac Pool Solutions LLC, Term Loan			MEG Energy Corp, Term Loan B
5.50%, 12/14/2023(e)	1,750	1,762	4.54%, 12/31/2023(e)	1,500	1,508
		$22,491	Seadrill Operating LP, Term Loan B
			4.00%, 02/12/2021(e)	1,060	794
Media- 2.10%
Altice US Finance I Corp, Term Loan B					$11,330
3.78%, 01/21/2025(e)	4,800	4,850	Oil & Gas Services - 0.03%
CBS Radio Inc, Term Loan B			Seventy Seven Operating LLC, Term Loan B
4.50%, 10/06/2023(e)	2,111	2,130	3.78%, 06/17/2021(e)	1,377	1,364
Charter Communications Operating LLC,
Term Loan F			Packaging & Containers - 0.35%
0.00%, 01/19/2021(e),(i)	499	501	Berry Plastics Corp, Term Loan J
2.79%, 01/03/2021(e)	2,977	2,989	3.29%, 01/12/2024(e)	2,500	2,515
Charter Communications Operating LLC,			Reynolds Group Holdings Inc, Term Loan B
Term Loan I			3.96%, 02/05/2023(e)	11,571	11,658
3.03%, 01/15/2024(e)	6,753	6,794	SIG Combibloc PurchaseCo Sarl, Term Loan
Cumulus Media Holdings Inc, Term Loan B			B
4.25%, 12/18/2020(e)	8,436	6,145	4.00%, 02/03/2022(e)	238	241
Gray Television Inc, Term Loan B2					$14,414
3.28%, 02/02/2024(e)	596	601
			Pharmaceuticals - 0.80%
Houghton Mifflin Harcourt Publishers Inc,			Catalent Pharma Solutions Inc, Term Loan B
Term Loan B			3.75%, 05/20/2021(e)	4,941	4,999
4.00%, 05/11/2021(e)	3,177	2,949	Change Healthcare Holdings LLC, Term
iHeartCommunications Inc, Term Loan D-			Loan
EXT			0.00%, 02/03/2024(e),(i)	14,000	14,058
7.53%, 01/22/2019(e)	30,305	26,297	DPx Holdings BV, Term Loan B
iHeartCommunications Inc, Term Loan E			4.25%, 01/22/2021(e)	2,196	2,205
8.28%, 07/30/2019(e)	3,386	2,929	Grifols Worldwide Operations USA Inc, Term
McGraw-Hill Global Education Holdings			Loan B
LLC, Term Loan			2.97%, 01/24/2025(e)	6,000	6,020
5.00%, 05/02/2022(e)	3,636	3,571	inVentiv Group Holdings Inc, Term Loan B
Mediacom Illinois LLC, Term Loan K			4.79%, 09/29/2023(e)	4,250	4,276
3.00%, 02/15/2024(e)	489	491	Valeant Pharmaceuticals International Inc,
Mission Broadcasting Inc, Term Loan B			Term Loan BD2
3.77%, 09/26/2023(e)	481	488	5.03%, 02/13/2019(e)	240	241
Nexstar Broadcasting Inc, Term Loan B			Valeant Pharmaceuticals International Inc,
3.77%, 09/26/2023(e)	5,064	5,141	Term Loan BE1
Springer Science+Business Media GmbH,			5.27%, 06/26/2020(e)	404	406
Term Loan B9			Vizient Inc, Term Loan B
4.50%, 08/14/2020(e)	1,920	1,918	5.00%, 02/13/2023(e)	660	669
Tribune Media Co, Term Loan C					$32,874
3.78%, 01/26/2024(e)	4,814	4,855
			Real Estate - 0.11%
Virgin Media Bristol LLC, Term Loan I			Capital Automotive LP, Term Loan
3.52%, 01/31/2025(e)	4,000	4,015	6.00%, 04/18/2020(e)	2,161	2,178
WideOpenWest Finance LLC, Term Loan			Capital Automotive LP, Term Loan B
4.53%, 08/18/2023(e)	2,846	2,864	4.00%, 04/05/2019(e)	761	768
Ziggo Secured Finance Partnership, Term			Realogy Group LLC, Term Loan B
Loan E			3.03%, 07/20/2022(e)	1,507	1,518
0.00%, 04/15/2025(e),(i)	6,650	6,669			$4,464
		$86,197	REITS- 0.19%
Mining - 0.15%			ESH Hospitality Inc, Term Loan B
Fairmount Santrol Inc, Term Loan B1			3.78%, 08/17/2023(e)	2,893	2,912
4.50%, 09/05/2019(e)	371	364	Uniti Group Inc, Term Loan B
Fairmount Santrol Inc, Term Loan B2			4.00%, 10/24/2022(e)	5,004	5,026
4.50%, 09/05/2019(e)	3,673	3,622			$7,938

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Retail - 0.95%			Software (continued)
1011778 BC ULC, Term Loan			Magic Newco LLC, Term Loan B
3.25%, 02/16/2024(e)	$6,053	$6,049	5.00%, 12/02/2018(e)	$2,469	$2,476
Academy Ltd, Term Loan B			Rackspace Hosting Inc, Term Loan B
5.02%, 06/16/2022(e)	1,705	1,345	4.51%, 10/26/2023(e)	4,675	4,725
Bass Pro Group LLC, Term Loan			RP Crown Parent LLC, Term Loan B
5.72%, 05/15/2018(e)	200	200	4.50%, 09/22/2023(e)	3,000	3,025
Bass Pro Group LLC, Term Loan B			Sophia LP, Term Loan B
4.02%, 06/05/2020(e)	863	827	4.25%, 09/30/2022(e)	6,317	6,338
Belk Inc, Term Loan B			SS&C European Holdings SARL, Term Loan
5.76%, 11/18/2022(e)	1,980	1,688	B2
BJ's Wholesale Club Inc, Term Loan B			4.03%, 06/29/2022(e)	438	440
4.75%, 01/26/2024(e)	1,726	1,711	SS&C Technologies Inc, Term Loan B1
Dollar Tree Inc, Term Loan B2			4.03%, 06/29/2022(e)	4,562	4,583
4.18%, 05/26/2022(e)	3,300	3,355	Synchronoss Technologies Inc, Term Loan B
Gymboree Corp/The, Term Loan			4.08%, 01/12/2024(e)	2,500	2,506
5.00%, 02/23/2018(e)	3,832	2,125	Veritas US Inc, Term Loan B1
Hudson's Bay Co, Term Loan B			0.00%, 01/27/2023(e),(i)	5,000	4,986
4.25%, 08/12/2022(e)	1,352	1,327			$88,941
Jo-Ann Stores LLC, Term Loan			Telecommunications - 1.41%
6.26%, 09/29/2023(e)	612	606	Avaya Inc, DIP Term Loan
Petco Animal Supplies Inc, Term Loan B1			6.33%, 01/23/2018(e)	1,170	1,208
4.25%, 01/26/2023(e)	1,966	1,893	Avaya Inc, Term Loan B3
PetSmart Inc, Term Loan B			5.54%, 10/26/2017(e)	2,259	1,791
4.00%, 03/11/2022(e)	959	944	Avaya Inc, Term Loan B6
Rite Aid Corp, Term Loan 1			6.53%, 03/31/2018(e)	3,621	2,884
5.75%, 07/07/2020(e)	3,500	3,509	Avaya Inc, Term Loan B7
Rite Aid Corp, Term Loan 2			6.46%, 04/30/2020(e)	4,244	3,388
4.88%, 06/11/2021(e)	12,950	12,993	Cincinnati Bell Inc, Term Loan B
Serta Simmons Bedding LLC, Term Loan			4.00%, 08/20/2020(e)	826	833
4.54%, 10/20/2023(e)	478	480	CommScope Inc, Term Loan B
		$39,052	3.28%, 12/29/2022(e)	612	618
Semiconductors - 0.19%			Consolidated Communications Inc, Term
Cavium Inc, Term Loan B			Loan
3.78%, 08/10/2022(e)	3,062	3,089	0.00%, 10/05/2023(e),(i)	2,500	2,514
Microsemi Corp, Term Loan B			DigitalGlobe Inc, Term Loan B
2.94%, 12/17/2022(e)	1,352	1,361	3.53%, 12/22/2023(e)	3,250	3,262
ON Semiconductor Corp, Term Loan B			FairPoint Communications Inc, Term Loan B
4.03%, 03/31/2023(e)	3,142	3,169	7.50%, 02/14/2019(e)	146	147
		$7,619	Intelsat Jackson Holdings SA, Term Loan B2
			4.53%, 06/30/2019(e)	23,853	23,690
Software - 2.16%
Blackboard Inc, Term Loan B4			Sprint Communications Inc, Term Loan
6.02%, 06/30/2021(e)	4,059	4,081	3.31%, 01/31/2024(e)	10,000	10,014
BMC Software Finance Inc, Term Loan B			UPC Financing Partnership, Term Loan AP
5.00%, 08/07/2020(e)	6,359	6,391	3.52%, 04/15/2025(e)	6,000	6,020
Cengage Learning Inc, Term Loan B			Windstream Services LLC, Term Loan B6
5.25%, 06/07/2023(e)	6,963	6,572	4.78%, 03/29/2021(e)	1,496	1,506
Compuware Corp, Term Loan B3					$57,875
5.25%, 12/15/2021(e)	5,664	5,662	Transportation - 0.13%
DTI Holdco Inc, Term Loan B			CEVA Group PLC, SYNTH LOC
6.27%, 09/23/2023(e)	1,696	1,691	6.50%, 03/19/2021(e)	371	323
Evergreen Skills Lux Sarl, Term Loan			CEVA Group PLC, Term Loan
5.83%, 04/23/2021(e)	1,856	1,697	6.54%, 03/12/2021(e)	525	457
9.33%, 04/28/2022(e)	732	510	6.54%, 03/19/2021(e)	66	57
First Data Corp, Term Loan C			CEVA Intercompany BV, Term Loan
000%, 07/08/2022 (e),(i)	300	302	6.54%, 03/19/2021(e)	381	331
3.78%, 03/24/2021(e)	16,717	16,860	Commercial Barge Line Co, Term Loan B
Genesys Telecommunications Laboratories			9.75%, 11/06/2020(e)	963	908
Inc, Term Loan B			HGIM Corp, Term Loan B
5.02%, 12/01/2023(e)	4,700	4,754	5.50%, 06/12/2020(e)	2,176	1,790
Infor US Inc, Term Loan B			XPO Logistics Inc, Term Loan B2
0.00%, 06/03/2020(e),(i)	377	377	4.25%, 11/01/2021(e)	1,644	1,658
3.75%, 02/01/2022(e)	4,603	4,606			$5,524
Informatica LLC, Term Loan B			Trucking & Leasing - 0.18%
4.50%, 06/03/2022(e)	1,187	1,180	Avolon TLB Borrower 1 Luxembourg Sarl,
Kronos Inc/MA, Term Loan B			Term Loan B2
5.03%, 10/20/2023(e)	1,800	1,820	0.00%, 01/20/2022(e),(i)	7,091	7,214
LANDesk Software Group Inc, Term Loan
5.25%, 01/19/2024(e)	2,500	2,512	TOTAL SENIOR FLOATING RATE INTERESTS		$782,586
MA FinanceCo LLC, Term Loan B2
4.79%, 11/20/2021(e)	346	349	U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 14.22%	Amount (000's)	Value (000's)
MA FinanceCo LLC, Term Loan C			U.S. Treasury - 2.83%
4.79%, 10/07/2021(e)	495	498	0.68%, 10/31/2017(e),(f)	$10,000	$10,011

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(f)	All or a portion of this security is owned by the DRA Cayman Corporation,
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	which is a 100% owned subsidiary of the fund.
U.S. Treasury (continued)			(g) Rate shown is the discount rate of the original purchase.
0.68%, 01/31/2019(e),(f)	$10,000	$10,001	(h)	Payment in kind; the issuer has the option of paying additional securities
0.69%, 10/31/2018(e),(f),(j)	18,000	18,018	in lieu of cash.
0.71%, 04/30/2018(e),(f),(j)	20,000	20,034	(i)	This Senior Floating Rate Note will settle after February 28, 2017, at
0.79%, 01/31/2018(e),(f),(j)	20,000	20,047	which time the interest rate will be determined.
0.88%, 07/15/2017	3,000	3,002	(j) Security or a portion of the security was pledged to cover margin
0.88%, 02/15/2047	3,680	3,691	requirements for futures contracts. At the end of the period, the value of
1.00%, 11/30/2018(f)	8,000	7,979	these securities totaled $30,060 or 0.73% of net assets.
1.88%, 09/30/2017(f),(k)	10,300	10,368	(k) Security or a portion of the security was pledged to cover margin
1.88%, 10/31/2017	1,000	1,007	requirements for swap and/or swaption contracts. At the end of the period,
2.25%, 11/30/2017(f)	12,000	12,127	the value of these securities totaled $1,153 or 0.03% of net assets.
		$116,285
U.S. Treasury Inflation-Indexed Obligations - 11.39%
0.13%, 04/15/2019	30,998	31,606
0.13%, 04/15/2020	30,904	31,487	Portfolio Summary (unaudited)
			Sector	Percent
0.13%, 04/15/2021	17,383	17,626	Government	22.97%
0.13%, 01/15/2022	18,233	18,447
0.13%, 07/15/2022	15,511	15,712	Financial	14.05%
0.13%, 01/15/2023	23,235	23,343	Energy	13.21%
0.13%, 07/15/2024	27,114	27,047	Basic Materials	10.61%
0.13%, 07/15/2026	19,657	19,322	Consumer, Non-cyclical	8.55%
0.25%, 01/15/2025	16,804	16,766	Industrial	7.24%
0.38%, 07/15/2023	16,397	16,753	Investment Companies	6.91%
0.38%, 07/15/2025	13,992	14,120	Utilities	6.87%
0.38%, 01/15/2027	17,491	17,553	Communications	4.10%
0.63%, 07/15/2021	18,909	19,701	Consumer, Cyclical	3.86%
0.63%, 01/15/2024	18,181	18,742	Technology	2.76%
0.63%, 01/15/2026	19,665	20,162	Diversified	0.45%
0.63%, 02/15/2043	8,129	7,662	Purchased Options	0.01%
0.75%, 02/15/2042	9,843	9,578	Purchased Interest Rate Swaptions	0.01%
0.75%, 02/15/2045	7,569	7,333	Other Assets and Liabilities	(1.60)%
1.00%, 02/15/2046	7,286	7,530	TOTAL NET ASSETS	100.00%
1.13%, 01/15/2021	12,610	13,332
1.25%, 07/15/2020	7,661	8,148
1.38%, 01/15/2020	5,379	5,696
1.38%, 02/15/2044	9,670	10,836
1.75%, 01/15/2028	7,312	8,339
2.00%, 01/15/2026	7,354	8,409
2.13%, 02/15/2040	5,654	7,208
2.13%, 02/15/2041	11,694	14,994
2.38%, 01/15/2025	8,810	10,240
2.38%, 01/15/2027	6,897	8,223
2.50%, 01/15/2029	5,958	7,354
3.38%, 04/15/2032	5,055	7,180
3.63%, 04/15/2028	6,678	8,956
3.88%, 04/15/2029	6,298	8,801
		$468,206
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$584,491
TOTAL PURCHASED OPTIONS - 0.01%		$517

TOTAL PURCHASED INTEREST RATE SWAPTIONS -0.01%		$452
Total Investments		$4,174,490
Other Assets and Liabilities - (1.60)%		$(65,690)
TOTAL NET ASSETS - 100.00%		$4,108,800

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable;
however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $578 or 0.01% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $40,855 or 0.99% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,437 or 1.37% of net assets.
(e)	Variable Rate. Rate shown is in effect at February 28, 2017.

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	04/20/2017	CAD	3,754,958	$2,850	$2,829	$—	$(21)
Barclays Bank PLC	04/20/2017	EUR	43,989,000	47,214	46,704	—	(510)
Barclays Bank PLC	04/20/2017	JPY	3,628,296,800	31,926	32,371	470	(25)
Barclays Bank PLC	04/20/2017	NOK	23,807,176	2,786	2,842	56	—
Citigroup Inc	05/08/2017	GBP	3,855,000	4,826	4,790	—	(36)
Commonwealth Associates	05/08/2017	GBP	1,061,680	1,335	1,319	—	(16)
Deutsche Bank AG	04/20/2017	AUD	4,716,000	3,608	3,611	7	(4)
Deutsche Bank AG	04/20/2017	CZK	141,178,400	5,578	5,559	—	(19)
Deutsche Bank AG	04/20/2017	EUR	12,733,000	13,662	13,519	—	(143)
Deutsche Bank AG	04/20/2017	JPY	404,942,479	3,596	3,613	17	—
Deutsche Bank AG	04/20/2017	NOK	60,088,214	7,189	7,172	—	(17)
Deutsche Bank AG	04/20/2017	RUB	153,180,429	2,509	2,599	90	—
Deutsche Bank AG	04/20/2017	TRY	11,333,749	3,012	3,073	61	—
Deutsche Bank AG	04/20/2017	TWD	37,596,000	1,205	1,228	23	—
Deutsche Bank AG	04/20/2017	ZAR	40,866,452	3,012	3,091	79	—
Deutsche Bank AG	05/08/2017	GBP	9,538,320	11,949	11,852	—	(97)
JPMorgan Chase	04/20/2017	AUD	22,533,178	17,083	17,252	192	(23)
JPMorgan Chase	04/20/2017	BRL	13,463,082	4,217	4,280	63	—
JPMorgan Chase	04/20/2017	CAD	3,160,240	2,402	2,381	—	(21)
JPMorgan Chase	04/20/2017	CHF	36,094,580	36,287	36,055	35	(267)
JPMorgan Chase	04/20/2017	CLP	1,838,745,000	2,818	2,821	3	—
JPMorgan Chase	04/20/2017	COP	8,959,555,440	3,012	3,040	28	—
JPMorgan Chase	04/20/2017	EUR	110,125,328	117,493	116,923	64	(634)
JPMorgan Chase	04/20/2017	GBP	4,043,371	5,025	5,022	14	(17)
JPMorgan Chase	04/20/2017	JPY	16,512,202,627	145,481	147,317	1,884	(48)
JPMorgan Chase	04/20/2017	KRW	4,831,782,550	4,217	4,263	46	—
JPMorgan Chase	04/20/2017	MXN	26,025,279	1,204	1,286	82	—
JPMorgan Chase	04/20/2017	NOK	234,915,983	27,942	28,041	254	(155)
JPMorgan Chase	04/20/2017	NZD	23,360,000	16,356	16,795	439	—
JPMorgan Chase	04/20/2017	RUB	83,470,965	1,383	1,416	33	—
JPMorgan Chase	04/20/2017	SEK	219,715,483	24,542	24,413	55	(184)
JPMorgan Chase	04/20/2017	TRY	4,724,275	1,205	1,281	76	—
JPMorgan Chase	04/20/2017	ZAR	55,105,083	4,040	4,168	128	—
Morgan Stanley & Co	05/08/2017	GBP	5,970,000	7,471	7,418	—	(53)
Total						$4,199	$(2,290)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/06/2017	GBP	1,273,000	$1,581	$1,580	$1	$—
Bank of America NA	04/05/2017	EUR	787,000	835	835	—	—
Bank of America NA	04/05/2017	JPY	485,826,000	4,333	4,332	1	—
Barclays Bank PLC	04/05/2017	GBP	2,900,000	3,606	3,601	5	—
Barclays Bank PLC	04/20/2017	CHF	6,028,013	6,025	6,021	4	—
Barclays Bank PLC	04/20/2017	EUR	31,217,000	33,189	33,144	117	(72)
Barclays Bank PLC	04/20/2017	JPY	1,918,335,641	16,832	17,115	—	(283)
Barclays Bank PLC	04/20/2017	KRW	3,351,033,060	2,787	2,957	—	(170)
BNP Paribas	03/06/2017	NZD	5,521,000	4,029	3,976	53	—
Citigroup Inc	04/05/2017	AUD	1,699,000	1,302	1,301	1	—
Citigroup Inc	05/08/2017	GBP	840,000	1,052	1,044	8	—
Deutsche Bank AG	04/20/2017	AUD	3,144,869	2,406	2,408	1	(3)
Deutsche Bank AG	04/20/2017	CHF	5,387,579	5,418	5,381	43	(6)
Deutsche Bank AG	04/20/2017	EUR	16,957,000	17,970	18,003	14	(47)
Deutsche Bank AG	04/20/2017	NZD	1,679,000	1,199	1,207	—	(8)
Deutsche Bank AG	04/20/2017	SEK	99,586,934	11,250	11,065	185	—
Deutsche Bank AG	04/20/2017	ZAR	41,176,483	3,012	3,114	—	(102)
HSBC Securities Inc	03/06/2017	EUR	327,000	347	346	1	—
HSBC Securities Inc	03/06/2017	GBP	266,000	331	330	1	—
HSBC Securities Inc	05/08/2017	GBP	19,620,000	24,583	24,380	203	—
JPMorgan Chase	04/20/2017	AUD	33,461,695	25,255	25,619	—	(364)
JPMorgan Chase	04/20/2017	CAD	9,051,885	6,857	6,819	38	—
JPMorgan Chase	04/20/2017	CHF	16,631,816	16,498	16,614	13	(129)
JPMorgan Chase	04/20/2017	CLP	1,866,660,100	2,754	2,864	—	(110)
JPMorgan Chase	04/20/2017	EUR	137,344,667	146,758	145,823	1,035	(100)
JPMorgan Chase	04/20/2017	GBP	2,151,405	2,613	2,672	—	(59)
JPMorgan Chase	04/20/2017	HKD	43,207,672	5,577	5,570	7	—
JPMorgan Chase	04/20/2017	HUF	977,672,729	3,340	3,369	—	(29)
JPMorgan Chase	04/20/2017	JPY	15,854,037,327	139,440	141,445	3	(2,008)
JPMorgan Chase	04/20/2017	MXN	2,248,633	104	111	—	(7)
JPMorgan Chase	04/20/2017	NOK	245,340,827	29,028	29,285	90	(347)
JPMorgan Chase	04/20/2017	NZD	23,783,165	17,295	17,100	202	(7)
JPMorgan Chase	04/20/2017	SEK	56,939,541	6,372	6,326	55	(9)
JPMorgan Chase	04/20/2017	SGD	4,032,232	2,829	2,879	—	(50)
Morgan Stanley & Co	03/06/2017	EUR	541,000	582	573	9	—

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
National Australia Bank	03/06/2017	AUD	1,727,000	$1,307	$1,324	$	— $	(17)
National Australia Bank	04/05/2017	NZD	6,800,779	4,892	4,892		—	—
Northern Trust	03/06/2017	GBP	993,000	1,238	1,232		6	—
State Street Financial	03/06/2017	GBP	368,000	457	457		—	—
State Street Financial	04/05/2017	EUR	576,000	612	611		1	—
UBS AG	03/06/2017	JPY	971,652,789	8,505	8,651		—	(146)
UBS AG	04/05/2017	JPY	485,826,000	4,340	4,332		8	—
Westpac Banking Corp	03/06/2017	NZD	1,280,000	919	922		—	(3)
Total							$2,105	$(4,076)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2018		Short	206	$50,731			$50,473	$258
Australia 10 Year Bond; March 2017		Short	37	3,628			3,638	(10)
Brent Crude; July 2017(a)		Long	108	6,208			6,157	(51)
Brent Crude; May 2017(a)		Long	422	23,808			23,847	39
Coffee 'C'; May 2017(a)		Long	173	9,483			9,251	(232)
Copper; May 2017(a)		Long	463	32,152			31,415	(737)
Corn; May 2017(a)		Long	1,603	30,279			29,956	(323)
Cotton No.2; December 2017(a)		Long	61	2,184			2,269	85
Cotton No.2; July 2017(a)		Long	2	75			77	2
Cotton No.2; May 2017(a)		Long	89	3,377			3,397	20
Euro Bund 10 Year Bund; March 2017		Short	94	16,355			16,536	(181)
Euro Buxl 30 Year Bond; March 2017		Short	1	181			184	(3)
Euro Schatz; March 2017		Short	670	79,779			79,952	(173)
Euro-BTP; March 2017		Short	16	2,237			2,253	(16)
Euro-BTP; March 2017		Short	12	1,431			1,432	(1)
Euro-Oat; March 2017		Long	104	16,366			16,521	155
Gasoline RBOB; May 2017 (a)		Long	209	15,651			15,411	(240)
Gold 100 oz; April 2017(a)		Long	170	20,667			21,316	649
Gold 100 oz; December 2017(a)		Long	199	23,937			25,195	1,258
Japan 10 Year Bond TSE; March 2017		Short	7	9,358			9,382	(24)
KC HRW Wheat; May 2017 (a)		Long	212	4,933			4,913	(20)
Lean Hogs; April 2017(a)		Long	128	3,521			3,461	(60)
Lean Hogs; June 2017(a)		Long	191	5,980			5,931	(49)
Live Cattle; April 2017 (a)		Long	118	5,468			5,566	98
Live Cattle; June 2017 (a)		Long	217	9,325			9,335	10
LME Nickel; March 2017(a)		Short	—	497			—	(497)
LME Nickel; May 2017(a)		Long	161	10,370			10,603	233
LME PRI Alum; December 2017(a)		Long	414	18,322			20,043	1,721
LME Zinc; December 2017 (a)		Long	44	2,380			3,101	721
LME Zinc; June 2017(a)		Long	116	7,242			8,201	959
Natural Gas; May 2017(a)		Long	941	28,797			27,007	(1,790)
NY Harb ULSD; May 2017(a)		Long	207	14,398			14,338	(60)
Silver; May 2017(a)		Long	194	17,470			17,915	445
Soybean Meal; December 2017(a)		Long	36	1,208			1,195	(13)
Soybean Meal; May 2017(a)		Long	326	11,043			10,967	(76)
Soybean Oil; May 2017(a)		Long	519	10,323			10,566	243
Soybean; May 2017(a)		Long	455	23,708			23,563	(145)
Sugar #11; July 2017(a)		Long	97	2,129			2,071	(58)
Sugar #11; May 2017(a)		Long	473	10,728			10,187	(541)
UK 10 Year Gilt; June 2017		Short	52	8,169			8,209	(40)
US 10 Year Note; June 2017		Long	10	1,249			1,246	(3)
US 10 Year Ultra Note; June 2017		Short	61	8,147			8,170	(23)
US 2 Year Note; June 2017		Short	97	21,005			20,991	14
US 5 Year Note; June 2017		Long	509	59,978			59,911	(67)
US Long Bond; June 2017		Short	81	12,289			12,284	5
US Ultra Bond; June 2017		Short	55	8,841			8,898	(57)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

Futures Contracts (continued)

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Wheat; May 2017 (a)	Long	607	$13,198	$13,468	$	270
WTI Crude; July 2017 (a)	Long	102	5,633	5,610	(23)
WTI Crude; May 2017(a)	Long	406	21,974	22,099	125
Total	$1,797

Amounts in thousands except contracts
(a) All or a portion of this security is owned by the DRA Cayman Corporation,

Interest Rate Swaps

(Pay)/
Receive	Upfront
Floating	Fixed	Expiration	Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.63%	09/13/2017	$12,807	$—	$(176)	$	— $	(176)
Consumers
NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	1.59%	09/13/2018	12,807	—	268	268	—
Consumers
NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	7,960	—	299	299	—
Consumers
NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Receive	1.13%	12/08/2021	EUR	5,370	—	50	50	—
HICP Ex Tobacco
Unrevised Series
NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.41%	12/08/2026	5,370	—	(50)	—	(50)
HICP Ex Tobacco
Unrevised Series
NSA
Total	$—	$391	$617	$(226)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

(Pay)/
Receive	Upfront
Floating	Fixed	Expiration	Notional	Premiums	Unrealized
Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
3 Month LIBOR	Pay	1.73%	08/31/2046	$910	$(160)	$(18)	$(178)
3 Month LIBOR	Receive	1.86%	01/09/2020	16,350	—	22	22
3 Month LIBOR	Pay	2.68%	01/07/2027	4,110	—	(10)	(10)
3 Month LIBOR	Receive	2.05%	08/31/2021	15,750	1	(18)	(17)
3 Month LIBOR	Receive	2.45%	11/15/2026	2,360	—	(12)	(12)
US Federal Funds	Receive	1.68%	08/31/2021	5,230	—	(6)	(6)
Effective Rate
(continuous series)
6 Month GBP	Receive	1.61%	02/15/2047	GBP	8,255	1	(569)	(568)
LIBOR
UK RPI All Items	Pay	3.62%	02/15/2047	4,590	—	323	323
NSA
UK RPI All Items	Pay	3.52%	02/15/2027	6,570	—	36	36
NSA
Total	$(158)	$(252)	$(410)

Amounts in thousands

Interest Rate Swaptions

Pay/
Receive	Upfront
Purchased Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017 $	2,320	$105	$7	$	(98)
Rate Swap	LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	2.68% 01/13/2021	335	31	42	11
Rate Swap	LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021	1,020	136	126	(10)
Rate Swap	LIBOR

See accompanying notes.

			Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

Interest Rate Swaptions (continued)

				Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional	Premiums				Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date	Amount		Paid/(Received)				Value		Appreciation/(Depreciation)
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive		3.25%	01/06/2022	$11,800			$286		$277		$		(9)
Rate Swap		LIBOR
Total										$558		$452		$		(106)

				Pay/
				Receive				Upfront
Written Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional	Premiums				Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date	Amount		Paid/(Received)				Value		Appreciation/(Depreciation)
Call - 2 Year Interest	Barclays Bank PLC	3 Month	Receive		0.90% 06/08/2018		$2,500			$(13	) $		(1	) $		12
Rate Swap		LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive		0.90% 06/08/2018		22,700			(113)			(9)			104
Rate Swap		LIBOR
Put - 2 Year Interest	Barclays Bank PLC	3 Month		Pay	1.90% 06/08/2018		2,500			(8)			(19)			(11)
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month		Pay	1.90% 06/08/2018		21,200			(90)		(162)				(72)
Rate Swap		LIBOR
Total										$(224	) $	(191		) $		33

Amounts in thousands

Options

							Upfront Premiums								Unrealized
Purchased Options Outstanding		Exercise Price			Expiration Date	Contracts	Paid/(Received)			Fair Value			Appreciation/(Depreciation)
Call - EUR versus GBP		EUR	0.86	05/19/2017		11,396,000		$216		$196			$			(20)
Call - EUR versus USD		EUR	1.15	03/09/2017		29,800,000		1,064				—			(1,064)
Call - USD versus CHF			$1.03	03/17/2017		16,725,000		286				6				(280)
Call - USD versus JPY		$122.00		05/17/2017		1,600,000		166				52				(114)
Call - USD versus KRW		$1,200.00		03/20/2017		11,150,000		209				2				(207)
Put - AUD versus USD		AUD	0.74	05/09/2017		15,692,000		172				66				(106)
Put - EUR versus USD		EUR	1.03	03/13/2017		23,195,000		29				4				(25)
Put - GBP versus USD		GBP	1.23	05/22/2017		11,915,000		206		191						(15)
Total								$2,348		$517					$(1,831)

							Upfront Premiums								Unrealized
Written Options Outstanding		Exercise Price			Expiration Date	Contracts	Paid/(Received)			Fair Value			Appreciation/(Depreciation)
Call - EUR versus GBP		EUR	0.89	05/19/2017		17,050,000		$(113	) $			(88)	$			25
Call - EUR versus USD		EUR	1.09	05/12/2017		4,640,000		(54)				(31)				23
Call - GBP versus USD		GBP	1.29	03/31/2017		3,890,000		(42)				(4)				38
Call - GBP versus USD		GBP	1.29	05/22/2017		7,945,000		(72)				(45)				27
Call - USD versus CHF			$1.07	03/17/2017		25,088,000		(136)				—				136
Call - USD versus KRW		$1,250.00		03/20/2017		16,725,000		(131)				(1)				130
Put - GBP versus USD		GBP	1.20	05/22/2017		11,915,000		(109)				(92)				17
Total								$(657	) $	(261)				$		396

Amounts in thousands except contracts

Total Return Swaps

					Pay/Receive		Financing	Expiration							Fair Value
Counterparty (Issuer)	Reference Entity				Contracts	Positive Return	Rate	Date		Notional Amount					Asset	Liability
Macquarie Bank Limited Swaps	Bloomberg Commodity Index 2				75,226	Receive	0.68%	03/02/2017					$30,000		$ 147	$—
	Month Forward Total Return (a)
Total															$147	$—

Amounts in thousands except contracts
(a) All or a portion of this security is owned by the DRA Cayman Corporation,

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 8.58%	Shares Held	Value(000	's)		Principal
Money Market Funds - 8.58%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	1,262,718	$1,263		Telecommunications - 4.54%
				Frontier Communications Corp
TOTAL INVESTMENT COMPANIES		$1,263		11.00%, 09/15/2025	$165	$166
				GTT Escrow Corp
	Principal			7.88%, 12/31/2024(a)	120	126
BONDS- 26.39%	Amount (000's)	Value(000	's)
Banks- 0.92%				Intelsat Jackson Holdings SA
Popular Inc				8.00%, 02/15/2024(a)	70	76
7.00%, 07/01/2019	$130	$136		Sprint Corp
				7.88%, 09/15/2023	270	300
Chemicals - 0.96%						$668
Consolidated Energy Finance SA				TOTAL BONDS		$3,887
6.75%, 10/15/2019(a)	140	142		SENIOR FLOATING RATE INTERESTS -	Principal
				69.89%	Amount (000's)	Value(000	's)
Diversified Financial Services - 3.44%				Automobile Manufacturers - 0.71%
Ally Financial Inc				Navistar Inc, Term Loan B
5.75%, 11/20/2025	285	301		5.00%, 08/07/2020(b)	$104	$104
Credit Acceptance Corp
7.38%, 03/15/2023	200	206		Beverages - 0.58%
		$507		9941762 Canada Inc, Term Loan B1
				4.75%, 11/15/2023(b)	85	86
Gas- 2.46%
NGL Energy Partners LP / NGL Energy
Finance Corp				Chemicals - 4.86%
7.50%, 11/01/2023(a)	345	363		A Schulman Inc, Term Loan B
				4.03%, 05/11/2022(b)	117	117
Healthcare - Products - 0.79%				Aruba Investments Inc, Term Loan B
Universal Hospital Services Inc				4.50%, 02/02/2022(b)	69	69
7.63%, 08/15/2020	115	116		Emerald Performance Materials LLC, Term
				Loan
				8.75%, 07/22/2022(b)	265	264
Healthcare - Services - 1.00%
Tenet Healthcare Corp				Ineos US Finance LLC, Term Loan B
4.46%, 06/15/2020(b)	145	147		3.75%, 03/31/2022(b)	109	110
				Methanol Holdings Trinidad Ltd, Term Loan
Insurance - 1.32%				B
Voya Financial Inc				4.28%, 06/16/2022(b)	158	156
5.65%, 05/15/2053(b)	190	194				$716
				Coal- 0.51%
Machinery - Diversified - 0.96%				Peabody Energy Corp, Term Loan EXIT
Cloud Crane LLC				0.00%, 02/08/2022(b),(c)	75	75
10.13%, 08/01/2024 (a)	130	142
				Commercial Services - 0.75%
Media- 2.34%				Prime Security Services Borrower LLC, Term
DISH DBS Corp				Loan
5.88%, 11/15/2024	180	192		4.25%, 05/02/2022(b)	110	111
WideOpenWest Finance LLC /
WideOpenWest Capital Corp				Computers - 0.77%
10.25%, 07/15/2019	145	153		CompuCom Systems Inc, Term Loan B
		$345		4.25%, 05/09/2020(b)	140	113
Miscellaneous Manufacturers - 1.27%
Bombardier Inc				Consumer Products - 2.50%
7.50%, 03/15/2025(a)	180	187		Dell International LLC, Term Loan B
				4.04%, 09/07/2023(b)	204	206
Oil & Gas - 5.03%				Prestige Brands Inc, Term Loan B4
Continental Resources Inc/OK				3.53%, 01/20/2024(b)	160	162
4.50%, 04/15/2023	180	176				$368
Halcon Resources Corp				Diversified Financial Services - 3.08%
8.63%, 02/01/2020(a)	255	267		Delos Finance Sarl, Term Loan
MEG Energy Corp				3.25%, 10/06/2023(b)	270	272
6.50%, 01/15/2025(a)	90	88		Russell Investments US Institutional Holdco
Whiting Petroleum Corp				Inc, Term Loan B
5.75%, 03/15/2021	210	209		6.75%, 05/10/2023(b)	179	181
		$740				$453
Pipelines - 0.26%				Electric - 1.13%
Tesoro Logistics LP / Tesoro Logistics				Dynegy Inc, Term Loan C1
Finance Corp				4.25%, 06/27/2023(b)	165	167
6.38%, 05/01/2024	35	38
				Entertainment - 4.14%
Real Estate - 1.10%				CCM Merger Inc, Term Loan B
Crescent Communities LLC/Crescent				4.03%, 08/06/2021(b)	184	185
Ventures Inc				Eldorado Resorts Inc, Term Loan B
8.88%, 10/15/2021(a)	155	162		4.25%, 07/15/2022(b)	201	203
				Lions Gate Entertainment Corp, Term Loan
				B
				3.77%, 10/13/2023(b)	116	117

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Entertainment (continued)			Oil & Gas (continued)
WMG Acquisition Corp, Term Loan			Seadrill Operating LP, Term Loan B
3.75%, 10/20/2023(b)	$104	$104	4.00%, 02/12/2021(b)	$83	$62
		$609			$517
Food- 4.84%			Oil & Gas Services - 1.45%
B&G Foods Inc, Term Loan B			Navios Maritime Midstream Partners LP,
3.78%, 10/21/2022(b)	303	306	Term Loan B
JBS USA LUX SA, Term Loan B			5.50%, 06/15/2020(b)	215	214
3.28%, 10/30/2022(b)	405	407
		$713	Packaging & Containers - 2.68%
Forest Products & Paper - 0.95%			Berry Plastics Corp, Term Loan I
Caraustar Industries Inc, Term Loan B			3.28%, 10/01/2022(b)	183	185
8.00%, 05/01/2019(b)	140	140	Coveris Holdings SA, Term Loan B
			4.50%, 05/08/2019(b)	164	164
Healthcare - Products - 3.57%			Flex Acquisition Co Inc, Term Loan
DJO Finance LLC, Term Loan B			4.25%, 12/16/2023(b)	45	45
0.00%, 06/08/2020(b),(c)	145	142			$394
Kinetic Concepts Inc, Term Loan B			Pharmaceuticals - 2.55%
0.00%, 01/26/2024(b),(c)	165	165	DPx Holdings BV, Term Loan B
Mallinckrodt International Finance SA, Term			4.25%, 01/22/2021(b)	146	147
Loan B			Endo Luxembourg Finance Co I Sarl, Term
3.50%, 03/19/2021(b)	217	218	Loan B
		$525	3.81%, 06/24/2022(b)	134	134
Healthcare - Services - 6.36%			Valeant Pharmaceuticals International Inc,
Acadia Healthcare Co Inc, Term Loan B2			Term Loan BF1
3.78%, 02/16/2023(b)	292	294	5.53%, 04/01/2022(b)	94	94
CHS/Community Health Systems Inc, Term					$375
Loan F			REITS- 1.75%
0.00%, 01/25/2018(b),(c)	120	120	iStar Inc, Term Loan B
Lantheus Medical Imaging Inc, Term Loan B			4.75%, 07/01/2020(b)	115	117
7.00%, 06/24/2022(b)	147	147	MGM Growth Properties Operating
MPH Acquisition Holdings LLC, Term Loan			Partnership LP, Term Loan B
B			3.28%, 04/25/2023(b)	139	140
5.00%, 05/25/2023(b)	258	262			$257
Radnet Management Inc, Term Loan B			Retail - 10.71%
4.30%, 06/30/2023(b)	113	114	Academy Ltd, Term Loan B
		$937	5.02%, 06/16/2022(b)	185	146
Insurance - 2.32%			Comfort Holding LLC, Term Loan
Asurion LLC, Term Loan			0.00%, 01/31/2025(b),(c)	55	53
8.50%, 02/19/2021(b)	85	86	5.75%, 02/02/2024(b)	145	145
Lonestar Intermediate Super Holdings LLC,			Dollar Tree Inc, Term Loan B2
PIK Term Loan			4.19%, 07/06/2022(b)	205	208
10.00%, PIK 10.75%, 08/10/2021(b),(d)	245	255	FOCUS Brands Inc, Term Loan
		$341	5.00%, 10/03/2023(b)	91	93
Lodging - 0.86%			JC Penney Corp Inc, Term Loan B
Hilton Worldwide Finance LLC, Term Loan			5.30%, 06/09/2023(b)	158	156
B1			KFC Holding Co, Term Loan B
3.50%, 10/25/2023(b)	9	9	3.53%, 06/02/2023(b)	204	206
Hilton Worldwide Finance LLC, Term Loan			Landry's Inc, Term Loan
B2			4.03%, 09/21/2023(b)	160	162
3.28%, 10/25/2023(b)	118	118	Michaels Stores Inc, Term Loan B1
		$127	3.75%, 01/27/2023(b)	132	131
Media- 2.15%			PetSmart Inc, Term Loan B
SFR Group SA, Term Loan B7			4.00%, 03/11/2022(b)	281	277
5.29%, 01/08/2024(b)	169	170			$1,577
Univision Communications Inc, Term Loan			Software - 0.60%
C4			Evergreen Skills Lux Sarl, Term Loan
4.00%, 03/01/2020(b)	146	147	4.00%, 04/08/2021(b)	88	88
		$317
Mining - 1.18%			Telecommunications - 3.76%
FMG Resources August 2006 Pty Ltd, Term			GTT Communications Inc, Term Loan
Loan B			5.00%, 12/13/2023(b)	120	122
3.75%, 06/30/2019(b)	173	174	Level 3 Financing Inc, Term Loan B
			0.00%, 02/17/2024(b),(c)	310	311
Oil & Gas - 3.51%			Radiate Holdco LLC, Term Loan
California Resources Corp, Term Loan			3.78%, 12/09/2023(b)	120	121
11.37%, 12/31/2021 (b)	30	34			$554
Chesapeake Energy Corp, Term Loan 1.5
8.55%, 08/17/2021(b)	310	335
Drillships Financing Holding Inc, Term Loan
B1
6.06%, 03/31/2021(b)	106	86

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)
Trucking & Leasing - 1.62%
Avolon TLB Borrower 1 US LLC, Term Loan
B2
0.00%, 01/20/2022(b),(c)	$235	$239

TOTAL SENIOR FLOATING RATE INTERESTS		$10,291
Total Investments		$15,441
Other Assets and Liabilities - (4.86)%		$(716)
TOTAL NET ASSETS - 100.00%		$14,725

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,553 or 10.55% of net assets.
(b)	Variable Rate. Rate shown is in effect at February 28, 2017.
(c)	This Senior Floating Rate Note will settle after February 28, 2017, at which time the interest rate will be determined.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.93%
Consumer, Cyclical	16.42%
Financial	13.93%
Communications	12.78%
Energy	10.76%
Investment Companies	8.58%
Basic Materials	7.95%
Industrial	6.54%
Utilities	3.60%
Technology	1.37%
Other Assets and Liabilities	(4.86)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments EDGE MidCap Fund February 28, 2017 (unaudited)

COMMON STOCKS - 96.95%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 1.83%				REITS (continued)
Alaska Air Group Inc	56,527	$5,529		Tanger Factory Outlet Centers Inc	243,453	$8,246
						$30,239
Automobile Parts & Equipment - 2.05%				Retail - 4.43%
Autoliv Inc	59,276	6,206		Chipotle Mexican Grill Inc (a)	11,881	4,975
				Lululemon Athletica Inc (a)	128,608	8,393
Banks - 3.29%						$13,368
Cullen/Frost Bankers Inc	107,544	9,945		Savings & Loans - 2.86%
				Washington Federal Inc	255,788	8,658
Beverages - 0.94%
Dr Pepper Snapple Group Inc	30,531	2,853		Semiconductors - 3.65%
				Microchip Technology Inc	152,590	11,066
Chemicals - 3.81%
Cabot Corp	7,977	463		Software - 6.43%
HB Fuller Co	192,335	9,502		Black Knight Financial Services Inc (a)	167,875	6,463
Valspar Corp/The	13,843	1,540		Fair Isaac Corp	81,721	10,629
		$11,505		j2 Global Inc	28,491	2,320
Commercial Services - 2.03%						$19,412
Aaron's Inc	224,471	6,124		Toys, Games & Hobbies - 2.97%
				Hasbro Inc	93,102	9,019
Consumer Products - 1.66%
Avery Dennison Corp	62,047	5,008		Transportation - 5.76%
				Expeditors International of Washington Inc	157,512	8,881
Diversified Financial Services - 3.18%				Kirby Corp (a)	123,170	8,523
FNF Group	250,507	9,602				$17,404
				TOTAL COMMON STOCKS		$293,128
Electric - 6.14%				INVESTMENT COMPANIES - 2.96%	Shares Held	Value(000	's)
Eversource Energy	161,906	9,498		Money Market Funds - 2.96%
WEC Energy Group Inc	150,247	9,055		Morgan Stanley Institutional Liquidity Funds -	8,936,796	8,937
		$18,553		Government Portfolio
Electrical Components & Equipment - 2.31%
Energizer Holdings Inc	127,183	6,977		TOTAL INVESTMENT COMPANIES		$8,937
				Total Investments		$302,065
Electronics - 3.37%				Other Assets and Liabilities - 0.09%		$269
Arrow Electronics Inc (a)	141,152	10,192
				TOTAL NET ASSETS - 100.00%		$302,334

Environmental Control - 2.66%
Waste Connections Inc	92,177	8,055		(a) Non-Income Producing Security

Food - 2.30%
B&G Foods Inc	163,302	6,940
				Portfolio Summary (unaudited)
Hand & Machine Tools - 3.51%				Sector		Percent
Lincoln Electric Holdings Inc	90,811	7,647		Financial		23.99%
Snap-on Inc	17,448	2,960		Industrial		17.61%
		$10,607		Consumer, Non-cyclical		15.24%
Healthcare - Products - 5.46%				Consumer, Cyclical		14.55%
Teleflex Inc	58,402	11,164		Technology		10.08%
Varex Imaging Corp (a)	22,032	767		Utilities		6.14%
Varian Medical Systems Inc (a)	55,081	4,621		Energy		5.53%
		$16,552		Basic Materials		3.81%
Healthcare - Services - 2.85%				Investment Companies		2.96%
Universal Health Services Inc	68,500	8,604		Other Assets and Liabilities		0.09%
				TOTAL NET ASSETS		100.00%
Housewares - 1.36%
Tupperware Brands Corp	67,869	4,099

Insurance - 4.66%
AmTrust Financial Services Inc	218,957	5,036
Markel Corp (a)	9,277	9,090
		$14,126
Office Furnishings - 1.91%
HNI Corp	125,836	5,766

Oil & Gas - 5.53%
Cimarex Energy Co	71,462	8,984
Helmerich & Payne Inc	18,201	1,244
HollyFrontier Corp	221,672	6,491
		$16,719
REITS - 10.00%
Alexandria Real Estate Equities Inc	47,616	5,681
Digital Realty Trust Inc	78,780	8,508
Omega Healthcare Investors Inc	239,105	7,804

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 38.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.03%				Automobile Parts & Equipment (continued)
Gendai Agency Inc	4,300	$24		Sumitomo Rubber Industries Ltd	87,700	$1,447
Interpublic Group of Cos Inc/The (a)	29,345	707		Tokai Rika Co Ltd	20,500	413
Relia Inc	12,700	127		Toyo Tire & Rubber Co Ltd	46,565	755
		$858		Toyoda Gosei Co Ltd	22,900	584
Aerospace & Defense - 0.33%				Toyota Industries Corp	1,905	93
Arconic Inc	41,663	1,199				$13,475
B/E Aerospace Inc	27,717	1,763		Banks - 2.87%
Cobham PLC	479,334	713		Australia & New Zealand Banking Group Ltd	207,237	4,905
IHI Corp	145,453	453		Banco Bilbao Vizcaya Argentaria SA	99,360	647
Jamco Corp	6,750	148		Banco Santander SA	532,377	2,895
Leonardo SpA (b)	48,988	674		Bank of America Corp (a)	362,408	8,944
Lockheed Martin Corp	4,853	1,294		Bank of New York Mellon Corp/The (a)	46,080	2,172
Rolls-Royce Holdings PLC (b)	196,106	1,915		Bank of Nova Scotia/The	20,300	1,178
Ste Industrielle d'Aviation Latecoere SA (b)	12,828	56		BNC Bancorp	481	17
Ultra Electronics Holdings PLC	24,439	588		BNP Paribas SA	11,966	700
Zodiac Aerospace	30,234	887		CaixaBank SA	167,423	583
		$9,690		Capital One Financial Corp	26,460	2,484
Agriculture - 0.13%				Cardinal Financial Corp	16,142	504
Altria Group Inc	9,979	748		Citigroup Inc (a)	181,408	10,850
Archer-Daniels-Midland Co (a)	26,010	1,222		Credit Suisse Group AG (b)	120,037	1,811
Philip Morris International Inc (a)	2,114	231		Fifth Third Bancorp (a)	115,020	3,156
Reynolds American Inc	24,421	1,503		First Citizens BancShares Inc/NC	1,514	539
		$3,704		First Republic Bank/CA	21,886	2,053
Airlines - 0.53%				Goldman Sachs Group Inc/The (a)	12,434	3,084
American Airlines Group Inc (a)	79,941	3,706		Japan Post Bank Co Ltd	129,300	1,620
Delta Air Lines Inc (a)	39,400	1,967		JPMorgan Chase & Co (a)	4,619	419
Deutsche Lufthansa AG	78,363	1,147		M&T Bank Corp	21,056	3,516
Japan Airlines Co Ltd	125,875	4,113		Mediobanca SpA	99,370	796
Southwest Airlines Co (a)	19,631	1,135		Mitsubishi UFJ Financial Group Inc	364,693	2,413
Spirit Airlines Inc (b)	18,552	969		Mizuho Financial Group Inc	324,000	605
United Continental Holdings Inc (a),(b)	32,075	2,377		Morgan Stanley (a)	77,110	3,522
		$15,414		National Australia Bank Ltd	76,186	1,869
				National Bank of Greece SA (b)	1,003,938	255
Apparel - 0.30%
Crocs Inc (b)	27,429	182		Oita Bank Ltd/The	25,300	100
Descente Ltd	4,900	57		Pacific Continental Corp	7,643	192
Michael Kors Holdings Ltd (a),(b)	14,880	543		PNC Financial Services Group Inc/The	47,611	6,058
NIKE Inc	116,736	6,673		PrivateBancorp Inc	16,369	927
				Raiffeisen Bank International AG (b)	91,072	2,020
Ralph Lauren Corp (a)	8,431	669
				Regions Financial Corp (a)	47,480	725
Sanyo Shokai Ltd	79,000	125
				Shinsei Bank Ltd	147,000	268
VF Corp	10,622	557		Standard Chartered PLC (b)	91,075	816
		$8,806		State Street Corp (a)	20,190	1,609
Automobile Manufacturers - 0.48%				Sumitomo Mitsui Financial Group Inc	22,200	865
Daimler AG	28,786	2,091		Sumitomo Mitsui Trust Holdings Inc	10,270	369
Fuji Heavy Industries Ltd	22,800	853		SVB Financial Group (b)	3,392	648
General Motors Co (a)	89,208	3,286
				Tochigi Bank Ltd/The	18,100	92
Hino Motors Ltd	34,730	403		Tokyo TY Financial Group Inc	5,825	198
Honda Motor Co Ltd	27,100	840		UBS Group AG	40,095	618
Mazda Motor Corp	32,600	456		US Bancorp (a)	8,610	474
Mitsubishi Motors Corp	79,740	515		Wells Fargo & Co (a)	79,653	4,610
Nissan Motor Co Ltd	202,600	1,993		Westpac Banking Corp	2,732	71
PACCAR Inc	21,000	1,403		Yadkin Financial Corp	22,710	762
Shinmaywa Industries Ltd	8,526	88				$82,959
Suzuki Motor Corp	2,520	99
Volkswagen AG	12,492	1,892		Beverages - 0.34%
				Carlsberg A/S	1,440	126
		$13,919		Coca-Cola Amatil Ltd	100,566	790
Automobile Parts & Equipment - 0.47%				Coca-Cola Co/The	36,061	1,513
Aisan Industry Co Ltd	18,000	155		Heineken NV	68,232	5,636
Aisin Seiki Co Ltd	23,600	1,173		Monster Beverage Corp (b)	42,602	1,765
Allison Transmission Holdings Inc	33,189	1,194				$9,830
Calsonic Kansei Corp	11,355	130
Daikyonishikawa Corp	20,380	272		Biotechnology - 0.67%
				Alexion Pharmaceuticals Inc (a),(b)	23,810	3,125
Delphi Automotive PLC	28,101	2,139		Amgen Inc (a)	15,127	2,670
Exedy Corp	9,800	280		Biogen Inc (a),(b),(c)	22,313	6,440
Goodyear Tire & Rubber Co/The (a)	22,747	797
				Gilead Sciences Inc (a)	31,570	2,225
Keihin Corp	18,300	306		Illumina Inc (b)	7,540	1,262
Mobileye NV (b)	23,841	1,085
				Regeneron Pharmaceuticals Inc (a),(b)	6,040	2,256
NGK Insulators Ltd	19,270	415		United Therapeutics Corp (a),(b)	10,250	1,514
NGK Spark Plug Co Ltd	21,170	480
Nissin Kogyo Co Ltd	16,400	291				$19,492
NOK Corp	16,900	387		Building Materials - 0.69%
Rheinmetall AG	9,085	693		BRAAS Monier Building Group SA	25,362	676
Showa Corp	26,520	220		Cie de Saint-Gobain	16,955	813
Stanley Electric Co Ltd	5,896	166		CRH PLC	21,067	712

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Building Materials (continued)				Commercial Services (continued)
Forterra Inc (b)	258,108	$5,118		PayPal Holdings Inc (a),(b)	53,836	$2,261
Headwaters Inc (b)	30,676	706		QinetiQ Group PLC	150,339	516
Ibstock PLC (d)	237,794	586		Randstad Holding NV	12,485	727
Johnson Controls International plc	40,020	1,678		Robert Half International Inc (a)	14,508	700
LafargeHolcim Ltd (b)	21,994	1,251		TechnoPro Holdings Inc	11,920	418
Lennox International Inc	13,140	2,163		Temp Holdings Co Ltd	12,442	211
Martin Marietta Materials Inc	2,505	541		TransUnion (b)	44,169	1,638
Masco Corp	125,804	4,250				$26,579
Norbord Inc	15,725	458		Computers - 1.45%
Sanwa Holdings Corp	20,600	195		Accenture PLC - Class A (a)	24,040	2,945
Taiheiyo Cement Corp	44,000	154		Apple Inc (a)	29,538	4,047
Wienerberger AG	35,696	703		Atos SE	7,497	887
		$20,004		Brocade Communications Systems Inc	898,599	11,061
Chemicals - 2.25%				Dell Technologies Inc Class V (b)	121,101	7,689
Agrium Inc	14,270	1,378		Ferrotec Corp	17,200	226
Air Products & Chemicals Inc	40,695	5,716		Fujitsu Ltd	166,480	967
Akzo Nobel NV	8,908	597		Gemalto NV	29,081	1,751
Ashland Global Holdings Inc (a)	26,291	3,173		Hewlett Packard Enterprise Co (a)	62,077	1,417
Axalta Coating Systems Ltd (b)	137,961	4,016		HP Inc (a)	113,940	1,979
Chemours Co/The	41,331	1,391		International Business Machines Corp (a)	12,391	2,228
Chemtura Corp (b)	30,600	1,014		Melco Holdings Inc	4,200	124
Daicel Corp	54,525	662		Mentor Graphics Corp	34,247	1,271
Denka Co Ltd	36,700	191		NET One Systems Co Ltd	25,900	198
DIC Corp	3,040	111		NetApp Inc (a)	34,950	1,462
Dow Chemical Co/The (a)	35,130	2,187		NeuStar Inc (b)	7,571	251
Eastman Chemical Co (a)	10,030	805		Obic Co Ltd	9,600	447
EI du Pont de Nemours & Co	3,951	310		Otsuka Corp	1,267	64
Evonik Industries AG	9,614	308		SCSK Corp	11,040	406
FMC Corp (a)	11,240	648		Seagate Technology PLC (a)	11,705	564
International Flavors & Fragrances Inc (a)	8,670	1,090		TDK Corp	1,400	95
JSR Corp	37,960	649		Western Digital Corp (a)	25,975	1,998
Koninklijke DSM NV	1,429	94				$42,077
LANXESS AG	19,995	1,357		Consumer Products - 0.03%
Linde AG	1,889	307		Avery Dennison Corp (a)	8,840	714
Monsanto Co	97,463	11,095		Kimberly-Clark Corp (a)	461	61
Mosaic Co/The (a)	10,481	327				$775
Nippon Shokubai Co Ltd	2,960	196		Cosmetics & Personal Care - 0.30%
Nissan Chemical Industries Ltd	4,562	147		Ci:z Holdings Co Ltd	4,148	122
Novozymes A/S	6,907	266		Colgate-Palmolive Co (a)	32,331	2,359
Platform Specialty Products Corp (b)	173,955	2,294		Coty Inc	197,510	3,709
Praxair Inc (a),(c)	47,882	5,684		Estee Lauder Cos Inc/The	5,139	426
Sherwin-Williams Co/The	3,195	986		Kao Corp	3,845	199
Sumitomo Chemical Co Ltd	36,060	201		Kose Corp	2,598	223
Syngenta AG	31,864	13,734		Lion Corp	10,200	176
Teijin Ltd	3,900	75		Procter & Gamble Co/The (a)	15,787	1,438
Tokyo Ohka Kogyo Co Ltd	3,330	108				$8,652
Toray Industries Inc	26,646	239
Valspar Corp/The (a)	16,990	1,890		Distribution & Wholesale - 0.32%
				Fastenal Co	81,242	4,064
Westlake Chemical Corp	27,526	1,746		HD Supply Holdings Inc (b)	16,973	730
		$64,992		ITOCHU Corp	10,610	154
Coal - 0.00%				Marubeni Corp	134,700	872
Alpha Natural Resources Holdings Inc (b)	153	1		Mitsubishi Corp	85,800	1,937
Contura Energy Inc - Warrants (b)	17	—		Nippon Gas Co Ltd	3,101	92
		$1		PALTAC Corporation	4,279	121
Commercial Services - 0.92%				Trusco Nakayama Corp	9,460	213
AerCap Holdings NV (a),(b)	6,872	311		WESCO International Inc (b)	14,792	1,028
AMERCO	2,476	957		Yondoshi Holdings Inc	2,370	54
ANR Inc (b)	153	3				$9,265
Automatic Data Processing Inc	14,121	1,449		Diversified Financial Services - 1.02%
Benesse Holdings Inc	9,400	289		AEON Financial Service Co Ltd	31,200	604
Capita PLC	108,473	758		Alliance Data Systems Corp (a)	8,216	1,996
CEB Inc	11,611	900		American Express Co (a)	52,726	4,221
Cintas Corp	9,426	1,112		Bats Global Markets Inc (a)	28,437	999
CoStar Group Inc (b)	6,695	1,360		Blackhawk Network Holdings Inc (b)	2,212	81
Everi Holdings Inc (b)	604,682	1,965		BlackRock Inc	3,586	1,389
FreakOut Holdings inc (b)	2,033	52		Element Comm Aviation (b),(e),(f),(g)	280	2,768
Kyoritsu Maintenance Co Ltd	5,774	362		Franklin Resources Inc (a)	11,580	498
Macquarie Infrastructure Corp	82,118	6,318		Hellenic Exchanges - Athens Stock Exchange	63,583	310
ManpowerGroup Inc (a)	23,390	2,270		SA
Moody's Corp	3,791	422		Ichigo Inc	41,100	130
Nielsen Holdings PLC (a)	33,344	1,479		Ichiyoshi Securities Co Ltd	18,600	146
Nomura Co Ltd	3,324	55		Invesco Ltd (a)	16,850	542
Outsourcing Inc	1,350	46		Julius Baer Group Ltd (b)	12,407	607

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
Kenedix Inc	33,200	$131		Toshiba Plant Systems & Services Corp	6,750	$95
Matsui Securities Co Ltd	10,586	87		Toyo Engineering Corp	76,000	183
Nomura Holdings Inc	32,002	207		Vinci SA	8,643	623
SEI Investments Co (a)	10,232	515				$4,112
SLM Corp (b)	197,203	2,364
				Entertainment - 0.20%
Synchrony Financial (a)	97,612	3,537		Avex Group Holdings Inc	8,600	126
T Rowe Price Group Inc (a)	10,989	783		Genting Singapore PLC	1,775,000	1,252
Visa Inc	82,896	7,290		Isle of Capri Casinos Inc (b)	12,818	311
Zenkoku Hosho Co Ltd	6,140	200		OPAP SA	37,672	339
		$29,405		Pinnacle Entertainment Inc (b)	101,292	1,758
Electric - 0.58%				Sankyo Co Ltd	26,550	940
American Electric Power Co Inc (a)	3,186	213		Sega Sammy Holdings Inc	73,451	1,081
Atco Ltd/Canada	24,600	841		Universal Entertainment Corp	2,314	85
Duke EnergyCorp (a)	14,790	1,221				$5,892
Dynegy Inc (b)	187,448	1,507
				Environmental Control - 0.25%
E.ON SE	94,970	737		Clean Harbors Inc (b)	29,268	1,696
Electric Power Development Co Ltd	4,000	94		Daiseki Co Ltd	2,300	49
Engie SA	122,650	1,501		METAWATER Co Ltd	1,300	33
eRex Co Ltd	2,200	68		Waste Connections Inc	62,120	5,429
Exelon Corp (a)	54,976	2,018				$7,207
FirstEnergy Corp (a)	112,283	3,641
				Food - 0.95%
Fortum OYJ	32,549	499		Aryzta AG (b)	10,017	324
Hokuriku Electric Power Co	51,300	507		Barry Callebaut AG (b)	262	339
Origin Energy Ltd (b)	68,071	341		Belc Co Ltd	2,000	81
PPL Corp (a)	33,730	1,244		Casino Guichard Perrachon SA	37,386	1,978
Southern Co/The (a)	11,337	576		Distribuidora Internacional de Alimentacion	29,023	161
Westar Energy Inc	33,268	1,796		SA
		$16,804		Empire Co Ltd	28,300	356
Electrical Components & Equipment - 0.11%				Ezaki Glico Co Ltd	7,616	367
AMETEK Inc	26,832	1,448		General Mills Inc (a)	7,951	480
Emerson Electric Co (a)	6,157	370		Hershey Co/The (a)	26,185	2,837
Funai Electric Co Ltd	19,600	169		Ingredion Inc (a)	3,000	363
Legrand SA	9,079	513		Itoham Yonekyu Holdings Inc (b)	19,600	195
Schneider Electric SE	7,705	522		J Sainsbury PLC	53,662	178
Ushio Inc	15,800	202		METRO AG	32,885	1,019
W-Scope Corp	4,500	75		Mondelez International Inc	61,643	2,708
		$3,299		Morinaga & Co Ltd/Japan	2,610	118
Electronics - 0.38%				Pinnacle Foods Inc	22,498	1,285
Agilent Technologies Inc	8,333	428		Safeway, Inc. - CVR - Casa Ley (b),(e),(g)	11,050	—
Alps Electric Co Ltd	25,027	743		Safeway, Inc. - CVR - Property Development	11,050	—
Avnet Inc (a)	15,890	732		Centers (b),(e),(f),(g)
Corning Inc (a)	74,750	2,064		Sysco Corp (a)	25,800	1,360
Fortive Corp (a)	10,525	607		Tate & Lyle PLC	115,187	1,064
Garmin Ltd (a)	31,157	1,608		Tesco PLC (b)	606,496	1,417
Hirose Electric Co Ltd	6,700	899		Toyo Suisan Kaisha Ltd	30,400	1,116
Hitachi High-Technologies Corp	5,700	237		Tyson Foods Inc	4,732	296
Hitachi Maxell Ltd	4,848	95		WhiteWave Foods Co/The (b)	169,799	9,352
Horiba Ltd	520	29				$27,394
Hosiden Corp	26,000	228		Forest Products & Paper - 0.24%
Japan Aviation Electronics Industry Ltd	14,919	206		International Paper Co (a)	93,922	4,949
Keysight Technologies Inc (b)	17,361	653		Oji Holdings Corp	291,000	1,394
Kuroda Electric Co Ltd	8,700	181		Smurfit Kappa Group PLC	22,920	609
MINEBEA MITSUMI Inc	36,000	443				$6,952
Nichicon Corp	25,100	241		Gas - 0.15%
Nippon Ceramic Co Ltd	7,200	153		CenterPoint Energy Inc (a)	59,543	1,627
Siix Corp	6,298	239		Osaka Gas Co Ltd	384,000	1,483
Taiyo Yuden Co Ltd	16,310	217		UGI Corp	18,089	873
Tokyo Seimitsu Co Ltd	7,020	228		WGL Holdings Inc	4,568	381
Waters Corp (a),(b)	4,342	673				$4,364
Yaskawa Electric Corp	3,336	62		Hand & Machine Tools - 0.04%
Yokogawa Electric Corp	3,700	58		Disco Corp	723	109
		$11,024		DMG Mori Co Ltd	11,100	175
Engineering & Construction - 0.14%				Fuji Electric Co Ltd	59,000	326
ACS Actividades de Construccion y Servicios	14,449	453		Makita Corp	1,638	113
SA				SMC Corp/Japan	348	99
Chiyoda Corp	39,800	255		Stanley Black &Decker Inc (a)	1,817	231
Fluor Corp (a)	23,120	1,280				$1,053
Fraport AG Frankfurt Airport Services	1,788	112		Healthcare - Products - 0.55%
Worldwide				ABIOMED Inc (b)	6,954	820
JGC Corp	21,900	393		Alere Inc (b)	21,641	829
Kyudenko Corp	15,757	398		Align Technology Inc (b)	24,350	2,502
Nippon Densetsu Kogyo Co Ltd	2,800	49		Asahi Intecc Co Ltd	4,790	189
Skanska AB	11,406	271		Baxter International Inc (a)	39,449	2,009

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Insurance (continued)
Boston Scientific Corp (b)	33,374	$819		MS&AD Insurance Group Holdings Inc	8,300	$281
Cynosure Inc (b)	990	65		Muenchener Rueckversicherungs-Gesellschaft	5,833	1,102
Edwards Lifesciences Corp (a),(b)	19,502	1,834		AG in Muenchen
Getinge AB	24,307	412		NN Group NV	19,059	593
Hologic Inc (b)	28,221	1,145		Progressive Corp/The (a)	8,951	351
Medtronic PLC (a)	57,282	4,635		Prudential Financial Inc (a)	19,364	2,140
Zeltiq Aesthetics Inc (b)	9,604	532		RenaissanceRe Holdings Ltd (a)	4,935	729
		$15,791		T&D Holdings Inc	45,500	698
Healthcare - Services - 0.60%				Tokio Marine Holdings Inc	11,264	494
Acadia Healthcare Co Inc (b)	10,145	454		Travelers Cos Inc/The (a)	6,100	746
Ain Holdings Inc	2,423	174		Unum Group	22,015	1,075
Anthem Inc	7,499	1,236		White Mountains Insurance Group Ltd	1,110	1,039
Centene Corp (a),(b)	19,540	1,377		Willis Towers Watson PLC	7,189	923
CMIC Holdings Co Ltd	6,800	90		XL Group Ltd (a)	74,302	3,008
DaVita Inc (a),(b)	17,980	1,248		Zurich Insurance Group AG	1,916	529
Envision Healthcare Corp (b)	19,000	1,330				$69,180
EPS Holdings Inc	7,000	97		Internet - 1.50%
HCA Holdings Inc (b)	20,851	1,819		Alibaba Group Holding Ltd ADR(b)	9,592	987
Humana Inc (a)	9,997	2,112		Alphabet Inc - A Shares (b)	6,676	5,641
Laboratory Corp of America Holdings (b)	9,621	1,369		Amazon.com Inc (b)	4,795	4,051
Miraca Holdings Inc	44,400	2,123		Dip Corp	3,600	75
Quorum Health Corp (b)	93,566	800		eBay Inc (a),(b)	64,010	2,170
Ryman Healthcare Ltd	69,178	442		en-japan Inc	3,500	68
Surgical Care Affiliates Inc (b)	7,725	438		Expedia Inc	16,195	1,928
UnitedHealth Group Inc	14,091	2,330		F5 Networks Inc (b)	676	97
		$17,439		Facebook Inc (b)	65,099	8,824
				Global Eagle Entertainment Inc (b)	47,170	207
Holding Companies - Diversified - 0.14%
Jardine Matheson Holdings Ltd	25,000	1,551		GMO internet Inc	4,276	56
Leucadia National Corp (a)	93,680	2,494		Gree Inc	48,800	307
		$4,045		Itokuro Inc (b)	2,000	65
Home Builders - 0.35%				Kakaku.com Inc	127,300	1,840
Cairn Homes PLC (b)	990,145	1,343		Klarna Holding AB (b),(e),(f),(g)	808	86
Daiwa House Industry Co Ltd	6,750	185		Mixi Inc	14,500	629
DR Horton Inc (a)	50,084	1,603		MonotaRO Co Ltd	2,100	59
Iida Group Holdings Co Ltd	136,800	2,315		Netflix Inc (b)	18,587	2,642
NVR Inc (b)	1,606	3,108		Priceline Group Inc/The (b)	1,488	2,566
PulteGroup Inc (a)	12,314	272		Proto Corp	3,000	41
Sekisui House Ltd	11,400	182		Rakuten Inc	137,100	1,359
Toll Brothers Inc (a)	35,270	1,204		SMS Co Ltd	9,445	209
		$10,212		Start Today Co Ltd	8,576	179
				Symantec Corp (a)	139,529	3,986
Home Furnishings - 0.33%				Trade Desk Inc/The (b)	443	19
Alpine Electronics Inc	26,200	380		Yahoo! Inc (a),(b)	87,910	4,014
Harman International Industries Inc	74,868	8,357		Zillow Group Inc - A Shares (b)	7,426	250
Pioneer Panasonic Corp Corp (b)	140,500 15,350	285 168		Zillow Group Inc - C Shares (b)	26,905	913
SEB SA	1,782	235				$43,268
		$9,425		Investment Companies - 0.02%
Insurance - 2.39%				EXOR NV	14,051	665
Aegon NV	118,100	627
Ageas	45,854	1,743		Iron & Steel - 0.22%
Alleghany Corp (b),(c)	1,248	806		ArcelorMittal (b)	124,800	1,096
				ArcelorMittal (b)	211,637	1,862
Allied World Assurance Co Holdings AG	6,313	333
American International Group Inc (a),(c)	174,854	11,177		Chubu Steel Plate Co Ltd	8,500	49
Assurant Inc (a)	14,822	1,467		Fortescue Metals Group Ltd	21,019	107
Assured Guaranty Ltd	111,825	4,597		Hitachi Metals Ltd	17,000	242
Berkshire Hathaway Inc - Class B (b)	8,880	1,522		Japan Steel Works Ltd/The	16,100	287
Chubb Ltd	17,334	2,395		JFE Holdings Inc	10,833	205
Cincinnati Financial Corp (a)	23,160	1,690		Kobe Steel Ltd (b)	9,500	92
CNP Assurances	13,966	259		Kyoei Steel Ltd	13,000	244
				Nakayama Steel Works Ltd (b)	7,100	50
Dai-ichi Life Holdings Inc	59,091	1,111
Delta Lloyd NV	73,898	420		Steel Dynamics Inc	21,650	792
Endurance Specialty Holdings Ltd	13,213	1,228		Tokyo Steel Manufacturing Co Ltd	51,300	444
Everest Re Group Ltd (a)	7,430	1,747		voestalpine AG	12,468	524
Fairfax Financial Holdings Ltd	3,396	1,529		Yamato Kogyo Co Ltd	10,660	303
Genworth Financial Inc (b)	54,746	224				$6,297
Hartford Financial Services Group Inc/The (a)	27,950	1,366		Leisure Products & Services - 0.13%
Japan Post Insurance Co Ltd	7,893	190		Flight Centre Travel Group Ltd	6,944	153
Lincoln National Corp (a)	20,769	1,457		Harley-Davidson Inc	62,277	3,512
Manulife Financial Corp	201,200	3,595		HIS Co Ltd	4,590	122
Mapfre SA	64,901	201		Tosho Co Ltd	1,321	57
Markel Corp (b)	3,226	3,161				$3,844
Marsh & McLennan Cos Inc	23,755	1,745		Lodging - 0.48%
MetLife Inc (a)	207,518	10,882		Choice Hotels International Inc	24,954	1,512

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Lodging (continued)				Mining (continued)
Crown Resorts Ltd	9,070	$88		South32 Ltd	55,472	$106
Galaxy Entertainment Group Ltd	48,000	230		Stillwater Mining Co (b)	44,515	759
Hilton Grand Vacations Inc (b)	1	—		Sumitomo Metal Mining Co Ltd	5,939	82
Hilton Worldwide Holdings Inc	47,619	2,724		Teck Resources Ltd	21,700	434
Hyatt Hotels Corp (b)	16,821	864		Teck Resources Ltd	104,182	2,085
Las Vegas Sands Corp (a)	34,869	1,846		Turquoise Hill Resources Ltd (b)	38,400	121
Marriott International Inc/MD	4,181	364				$19,500
Melco Crown Entertainment Ltd ADR	32,097	525		Miscellaneous Manufacturers - 0.51%
Sands China Ltd	232,400	969		Amano Corp	5,119	103
Shangri-La Asia Ltd	192,000	244		Dover Corp	45,165	3,618
Wyndham Worldwide Corp (a)	33,062	2,752		Eaton Corp PLC (a)	23,880	1,719
Wynn Macau Ltd	515,600	919		EnPro Industries Inc	73,993	4,830
Wynn Resorts Ltd	8,126	781		FUJIFILM Holdings Corp	5,024	194
		$13,818		General Electric Co (a)	50,597	1,508
Machinery - Construction & Mining - 0.21%				Nikon Corp	21,800	333
ABB Ltd	43,842	990		Parker-Hannifin Corp	5,928	918
Caterpillar Inc (a)	25,470	2,462		Pentair PLC (a)	19,960	1,159
Hitachi Ltd	265,000	1,459		Sumitomo Riko Co Ltd	16,400	171
Joy Global Inc	21,637	610		Tenma Corp	5,100	96
Komatsu Ltd	5,601	135				$14,649
Mitsubishi Electric Corp	12,759	187		Office & Business Equipment - 0.02%
Tadano Ltd	11,100	142		Canon Inc	17,000	496
		$5,985		Ricoh Co Ltd	10,000	87
Machinery - Diversified - 0.47%						$583
Alstom SA (b)	97,083	2,634
				Oil & Gas - 2.00%
Cummins Inc (a)	7,483	1,111		Anadarko Petroleum Corp	8,840	572
Daifuku Co Ltd	18,242	425		Apache Corp (a)	22,266	1,171
Deere & Co (a)	33,132	3,628		BP PLC	127,890	721
FANUC Corp	639	125		Calumet Specialty Products Partners LP (b)	104,257	412
Harmonic Drive Systems Inc	6,462	201		Canadian Natural Resources Ltd	4,400	126
Hisaka Works Ltd	9,600	77		Cenovus Energy Inc	8,100	102
IDEX Corp	16,954	1,563		Centennial Resource Development Inc/DE	15,994	301
Middleby Corp/The (b)	16,559	2,297		(b),(e),(f),(g)
Mitsubishi Heavy Industries Ltd	349,000	1,378		Chevron Corp (a)	23,240	2,615
Toshiba Machine Co Ltd	56,000	240		Clayton Williams Energy Inc (b)	959	130
Zuiko Corp	1,130	42		ConocoPhillips (a)	131,335	6,247
		$13,721		Diamondback Energy Inc (b)	30,018	3,027
Media - 1.02%				Eni SpA	156,871	2,420
Charter Communications Inc (b)	3,088	998		EOG Resources Inc	9,547	926
Discovery Communications Inc - C Shares	14,477	406		Exxon Mobil Corp (a)	44,060	3,583
(a),(b)				Halcon Resources Corp (b)	75,345	610
DISH Network Corp (b)	185,480	11,500		HollyFrontier Corp (a)	35,309	1,034
FactSet Research Systems Inc	7,432	1,322		Husky Energy Inc (b)	26,400	314
Gray Television Inc (b)	293,043	3,985		Idemitsu Kosan Co Ltd	2,470	80
News Corp - A Shares (a)	126,330	1,620		Inpex Corp	62,480	621
Nexstar Media Group Inc	53,736	3,705		Japan Petroleum Exploration Co Ltd	13,300	321
Nippon Television Holdings Inc	26,940	480		JX Holdings Inc	264,600	1,261
ProSiebenSat.1 Media SE	8,175	327		Marathon Oil Corp (a)	35,720	572
Time Warner Inc	18,109	1,779		Marathon Petroleum Corp (a)	34,775	1,725
Twenty-First Century Fox Inc - A Shares (a)	24,500	733		Midstates Petroleum Co Inc (b)	61,301	1,222
Viacom Inc - B Shares (a)	36,726	1,596		Newfield Exploration Co (b)	46,810	1,707
Vivendi SA	25,526	449		Occidental Petroleum Corp (a)	24,707	1,620
Wolters Kluwer NV	16,281	667		OGX Petroleo e Gas SA ADR(b)	26,974	12
		$29,567		Oil Search Ltd	192,110	1,026
				Pacific Exploration and Production Corp (b)	15,370	625
Metal Fabrication & Hardware - 0.01%
Neturen Co Ltd	12,600	102		Parsley Energy Inc (b)	159,040	4,833
SKF AB	5,429	103		Pioneer Natural Resources Co	10,674	1,985
Tsubaki Nakashima Co Ltd	5,400	92		Repsol SA	127,447	1,885
		$297		Showa Shell Sekiyu KK	29,000	292
				Southwestern Energy Co (b)	198,523	1,491
Mining - 0.67%
Anglo American PLC (b)	58,646	921		Statoil ASA	75,677	1,334
Antofagasta PLC	38,659	388		Tesoro Corp (a)	41,850	3,565
Barrick Gold Corp	50,300	928		Valero Energy Corp (a)	44,014	2,991
BHP Billiton Ltd	195,348	3,698		Western Refining Inc	31,080	1,135
Constellium NV (b)	456,062	3,717		Whiting Petroleum Corp (b)	301,798	3,275
First Quantum Minerals Ltd	36,900	384				$57,889
Freeport-McMoRan Inc (b)	26,980	362		Oil & Gas Services - 0.34%
Glencore PLC (b)	581,982	2,320		Baker Hughes Inc	34,541	2,082
Kinross Gold Corp (b)	164,100	578		C&J Energy Services Inc (b)	16,763	670
Mitsubishi Materials Corp	4,530	150		Halliburton Co	133,802	7,153
Newmont Mining Corp (a)	33,736	1,155		Saipem SpA (b)	148,096	68
Pacific Metals Co Ltd (b)	52,000	189				$9,973
Rio Tinto PLC ADR	27,037	1,123

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Packaging & Containers - 0.43%				REITS (continued)
Ball Corp	47,582	$3,499		Hibernia REIT plc	538,716	$691
Berry Plastics Group Inc (b)	52,981	2,666		Hoshino Resorts REIT Inc	10	53
KapStone Paper and Packaging Corp	34,500	780		Irish Residential Properties REIT Plc	526,634	670
Multi Packaging Solutions International Ltd (b)	10,547	188		Japan Retail Fund Investment Corp	100	201
Sealed Air Corp	72,799	3,384		Kimco Realty Corp (a)	13,940	338
Silgan Holdings Inc (c)	13,239	789		Klepierre	45,260	1,681
WestRock Co	21,392	1,149		LaSalle Hotel Properties	22,003	636
		$12,455		LibertyPropertyTrust (a)	18,845	743
				Macerich Co/The (a)	20,555	1,385
Pharmaceuticals - 2.37%
Actelion Ltd (b)	49,968	13,446		Milestone Apartments Real Estate Investment	1,074	17
Alfresa Holdings Corp	37,200	670		Trust
Allergan PLC (a)	21,268	5,207		National Retail Properties Inc (a)	41,505	1,878
Astellas Pharma Inc	88,400	1,191		New York REIT Inc	348,788	3,432
AstraZeneca PLC	14,000	807		Park Hotels & Resorts Inc	5,662	144
Bristol-Myers Squibb Co (a)	137,147	7,778		Prologis Inc (a)	19,927	1,017
Cardinal Health Inc (a)	43,030	3,502		Public Storage	13,818	3,143
Eisai Co Ltd	6,310	354		RioCan Real Estate Investment Trust	28,300	568
Express Scripts Holding Co (b)	5,385	380		Silver Bay Realty Trust Corp	2,268	49
Herbalife Ltd (b)	6,452	365		Smart Real Estate Investment Trust	14,100	355
Johnson & Johnson (a)	2,123	259		VEREIT Inc (a)	128,087	1,162
Mallinckrodt PLC (b)	68,581	3,595		Vornado Realty Trust	3,770	414
McKesson Corp	32,880	4,936		Weyerhaeuser Co	32,700	1,103
Mead Johnson Nutrition Co	100,055	8,784				$29,180
Medipal Holdings Corp	53,900	889		Retail - 1.86%
Merck & Co Inc	16,486	1,086		ABC-Mart Inc	11,500	694
Mitsubishi Tanabe Pharma Corp	12,500	257		Adastria Co Ltd	4,200	109
Mylan NV (b)	33,057	1,383		Advance Auto Parts Inc (c)	20,590	3,225
Nippon Shinyaku Co Ltd	6,160	333		AutoZone Inc (b)	2,453	1,807
Novartis AG	9,758	762		Bed Bath & Beyond Inc (a)	5,750	232
Novo Nordisk A/S	19,904	705		Best Buy Co Inc (a)	56,289	2,484
Ono Pharmaceutical Co Ltd	5,620	124		Cabela's Inc (b)	19,245	901
Perrigo Co PLC (a)	3,430	256		CarMax Inc (b)	7,897	510
Pfizer Inc (a)	4,153	142		Cawachi Ltd	5,400	145
Roche Holding AG	18,197	4,429		Chipotle Mexican Grill Inc (b)	2,178	912
Shire PLC ADR	18,233	3,295		Cie Financiere Richemont SA	1,776	131
STADA Arzneimittel AG	2,399	145		Citizen Watch Co Ltd	40,500	263
Suzuken Co Ltd/Aichi Japan	6,395	217		Coach Inc (a)	61,459	2,341
Takeda Pharmaceutical Co Ltd	16,800	781		cocokara fine Inc	2,550	108
UCB SA	18,088	1,287		Costco Wholesale Corp	15,856	2,809
VCA Inc (b)	14,345	1,304		CST Brands Inc	35,336	1,701
		$68,669		CVS Health Corp (a)	6,637	535
				Gap Inc/The (a)	50,607	1,256
Pipelines - 0.07%
Enbridge Inc	42,502	1,779		Genuine Parts Co (a)	6,326	605
Kinder Morgan Inc/DE (a)	15,579	332		H2O Retailing Corp	9,650	163
		$2,111		Honeys Holdings Co Ltd	7,080	71
Private Equity - 0.02%				HUGO BOSS AG	26,259	1,806
Kennedy-Wilson Holdings Inc	30,445	671		IDOM Inc	17,400	114
				Jand Inc (b),(e),(f),(g)	1,693	13
Real Estate - 0.19%				Joyful Honda Co Ltd	3,544	112
Aeon Mall Co Ltd	17,700	272		Kohl's Corp (a)	7,790	332
Hang Lung Group Ltd	485,000	2,014		K's Holdings Corp	3,700	66
Hulic Co Ltd	17,500	167		L Brands Inc (a)	13,810	727
Hysan Development Co Ltd	34,000	158		Lowe's Cos Inc	17,112	1,273
Kerry Properties Ltd	126,500	388		Luxottica Group SpA	7,270	383
LEG Immobilien AG (b)	8,043	662		Matsumotokiyoshi Holdings Co Ltd	4,850	229
Leopalace21 Corp	16,880	89		McDonald's Corp	35,872	4,579
Nomura Real Estate Holdings Inc	14,900	253		MSC Industrial Direct Co Inc	9,044	910
Realogy Holdings Corp	19,357	536		Nishimatsuya Chain Co Ltd	1,900	21
Sumitomo Real Estate Sales Co Ltd	8,100	206		Nitori Holdings Co Ltd	1,537	179
Takara Leben Co Ltd	46,800	248		O'Reilly Automotive Inc (b)	5,436	1,477
Tokyu Fudosan Holdings Corp	66,100	377		PAL GROUP Holdings Co Ltd	5,300	129
WeWork Cos Inc (b),(e),(f),(g)	979	49		Panera Bread Co (b)	8,190	1,890
		$5,419		Popeyes Louisiana Kitchen Inc (b)	1,890	149
REITS - 1.01%				Restaurant Brands International Inc	18,400	1,004
AGNC Investment Corp (a)	99,600	1,955		Rite Aid Corp (a),(b)	177,988	1,068
American Tower Corp	6,323	726		Seria Co Ltd	1,136	89
Annaly Capital Management Inc	83,405	926		Shimamura Co Ltd	900	117
Camden Property Trust (a)	30,386	2,572		Signet Jewelers Ltd (a)	10,944	696
				Staples Inc (a)	164,978	1,483
Equinix Inc	1,685	634
Equity One Inc (a)	32,303	1,023		Swatch Group AG/The	3,260	211
GGP Inc (a)	16,157	402		Target Corp (a)	12,220	718
Grivalia Properties REIC AE	50,343	421		TJX Cos Inc/The (a)	33,590	2,635
HCP Inc (a)	25,653	841		Tractor Supply Co (a)	6,540	464
				United Arrows Ltd	4,600	145

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
USS Co Ltd	26,300	$451		Millicom International Cellular SA	7,702	$420
Walgreens Boots Alliance Inc	70,658	6,103		Motorola Solutions Inc (a)	34,539	2,727
Wal-Mart Stores Inc (a)	30,950	2,195		Nippon Telegraph & Telephone Corp	18,071	765
World Fuel Services Corp	19,678	712		Nokia OYJ	161,912	829
Xebio Holdings Co Ltd	13,100	216		Sprint Corp (b)	33,905	299
		$53,698		StarHub Ltd	95,200	195
Savings & Loans - 0.04%				Swisscom AG	1,995	878
EverBank Financial Corp (a)	61,521	1,196		Telefonaktiebolaget LM Ericsson	252,667	1,639
				Telefonica SA	160,069	1,629
Semiconductors - 1.44%				Telstra Corp Ltd	53,027	196
Applied Materials Inc (a)	34,173	1,238		T-Mobile US Inc (b)	13,977	874
Broadcom Ltd	26,197	5,526		Verizon Communications Inc (a)	27,842	1,382
InvenSense Inc (b)	47,754	590				$24,941
Lam Research Corp	761	90		Textiles - 0.06%
Lattice Semiconductor Corp (b)	32,376	229		G&K Services Inc	9,411	889
Linear Technology Corp (a)	45,222	2,920		UniFirst Corp/MA	5,928	789
MACOM Technology Solutions Holdings Inc	3,404	157				$1,678
(b)
				Toys, Games & Hobbies - 0.04%
Maxim Integrated Products Inc (a)	4,335	192		Bandai Namco Holdings Inc	25,000	720
Microchip Technology Inc	13,400	972		Nintendo Co Ltd	2,257	472
Micron Technology Inc (a),(b)	129,566	3,037		Sanrio Co Ltd	2,592	51
Miraial Co Ltd	6,500	51				$1,243
Nippon Chemi-Con Corp	67,000	203		Transportation - 0.61%
NVIDIA Corp	6,153	624		AP Moller - Maersk A/S	1,245	2,024
NXP Semiconductors NV (b)	164,047	16,865		Canadian National Railway Co	36,728	2,554
ON Semiconductor Corp (b)	7,907	120		ComfortDelGro Corp Ltd	165,700	291
QUALCOMM Inc (a)	67,171	3,794		CSX Corp	19,665	955
Renesas Electronics Corp (b)	9,258	75		Genesee & Wyoming Inc (b)	27,920	2,070
Rohm Co Ltd	6,540	422		Hornbeck Offshore Services Inc (b)	167,806	753
Shinkawa Ltd (b)	6,200	42		JB Hunt Transport Services Inc	19,156	1,881
Shinko Electric Industries Co Ltd	40,300	287		Kamigumi Co Ltd	55,000	516
Skyworks Solutions Inc (a)	24,443	2,318		Kansas City Southern (a)	12,555	1,113
Sumco Corp	13,850	204		Knight Transportation Inc	13,441	439
Tokyo Electron Ltd	2,241	224		Mitsui OSK Lines Ltd	140,000	461
Ultratech Inc (b)	1,974	57		Navios Maritime Partners LP (b)	5,424	10
Xilinx Inc (a)	22,325	1,313		Nippon Yusen KK	132,769	293
		$41,550		Swift Transportation Co (b)	21,026	457
Shipbuilding - 0.04%				Union Pacific Corp	16,829	1,817
Yangzijiang Shipbuilding Holdings Ltd	1,871,700	1,235		United Parcel Service Inc (c)	19,001	2,010
						$17,644
Software - 1.09%				Water- 0.01%
Activision Blizzard Inc	30,143	1,360		Veolia Environnement SA	21,286	349
Alpha Systems Inc	1,700	29
ANSYS Inc (a),(b)	5,882	628		TOTAL COMMON STOCKS		$1,107,769
Autodesk Inc (b)	31,598	2,727
CA Inc (a)	24,279	784		INVESTMENT COMPANIES - 16.57%	Shares Held	Value (000's)
				Exchange Traded Funds - 0.00%
CDK Global Inc	10,000	664
Citrix Systems Inc (a),(b)	8,123	641		TOPIX Exchange Traded Fund	12,550	176
DeNA Co Ltd	35,800	806
Electronic Arts Inc (a),(b)	33,701	2,915		Money Market Funds - 16.57%
Microsoft Corp (c)	100,062	6,402		BlackRock Liquidity Funds FedFund Portfolio	227,875,895	227,876
				First American Government Obligations Fund	36,308,235	36,308
Nexon Co Ltd	25,750	428		Goldman Sachs Financial Square Funds -	117,650,215	117,650
Open Text Corp	60,700	2,001		Government Fund
Oracle Corp (a)	16,533	704
				Morgan Stanley Institutional Liquidity Funds -	23,714,773	23,715
Paychex Inc(a)	55,866	3,431		Government Portfolio (a)
salesforce.com Inc (b)	3,596	293
				Wells Fargo Advantage Government Money	74,020,846	74,021
ServiceNow Inc(b)	23,568	2,049		Market Fund (h)
Square Enix Holdings Co Ltd	6,746	205				$479,570
SS&C Technologies Holdings Inc	22,051	772
Ultimate Software Group Inc/The (b)	4,440	859		TOTAL INVESTMENT COMPANIES		$479,746
Verint Systems Inc (b)	17,013	642		CONVERTIBLE PREFERRED STOCKS -
Workday Inc (b)	39,120	3,244		0.63%	Shares Held Value (000's)
		$31,584		Agriculture - 0.02%
				Bunge Ltd 4.88%(i)	5,697	$622
Telecommunications - 0.86%
BT Group PLC	171,687	694
Cisco Systems Inc (a)	80,070	2,737		Electric - 0.05%
DigitalGlobe Inc (b)	13,684	433		Black Hills Corp 7.75%	10,000	716
				Dominion Resources Inc/VA 6.75%	2,375	121
Hellenic Telecommunications Organization	39,899	358		Dynegy Inc 7.00%	1,975	120
SA
Ixia (b)	9,949	195		Great Plains Energy Inc 7.00%	10,200	541
Level 3 Communications Inc (b)	66,292	3,795				$1,498
Loral Space & Communications Inc (b)	93,193	3,812		Food- 0.00%
				Post Holdings Inc 2.50%(i)	725	113
Manitoba Telecom Services Inc	36,658	1,084

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

CONVERTIBLE PREFERRED STOCKS					Principal
(continued)	Shares Held	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services - 0.08%				Aerospace & Defense (continued)
Anthem Inc 5.25%	43,075	$2,161		Embraer Overseas Ltd
				5.70%, 09/16/2023(d)	$320	$345
Internet - 0.01%				Meccanica Holdings USA Inc
Airbnb, Inc (b),(e),(f),(g)	1,685	177		6.25%, 01/15/2040(d)	1,685	1,694
DraftKings Inc (b),(e),(f),(g)	29,108	63		StandardAero Aviation Holdings Inc
Dropbox Inc (b),(e),(f),(g)	2,671	38		10.00%, 07/15/2023 (d)	2,000	2,130
		$278		United Technologies Corp
				1.38%, 11/01/2019(j)	1,220	1,229
Investment Companies - 0.08%
Mandatory Exchangeable Trust 5.75%(d)	18,658	2,311				$6,009
				Agriculture - 0.16%
Metal Fabrication & Hardware - 0.01%				Kernel Holding SA
Rexnord Corp 5.75%	2,750	148		8.75%, 01/31/2022(d)	4,600	4,739

Pharmaceuticals - 0.16%				Airlines - 0.14%
Allergan PLC 5.50%	4,220	3,619		Air Canada 2015-2 Class B Pass Through
Teva Pharmaceutical Industries Ltd 7.00%	1,697	1,078		Trust
		$4,697		5.00%, 06/15/2025(d)	1,926	1,979
REITS- 0.10%				Latam Airlines 2015-1 Pass Through Trust B
Welltower Inc 6.50%(a),(i)	45,600	2,893		4.50%, 08/15/2025	1,134	1,104
				United Continental Holdings Inc
Retail - 0.00%				5.00%, 02/01/2024	1,058	1,054
Jand Inc (b),(e),(f),(g)	3,781	36				$4,137
				Automobile Asset Backed Securities - 0.58%
Software - 0.00%				AmeriCredit Automobile Receivables 2015-4
Cloudera Inc (b),(e),(f),(g)	3,756	71		3.72%, 12/08/2021	189	194
				AmeriCredit Automobile Receivables Trust
Telecommunications - 0.12%				2016-2
T-Mobile US Inc 5.50%	33,825	3,446		3.65%, 05/09/2022(j)	80	82
				CPS Auto Receivables Trust 2016-B
TOTAL CONVERTIBLE PREFERRED STOCKS		$18,274		8.14%, 05/15/2023(d),(j)	855	886
PREFERRED STOCKS - 0.16%	Shares Held	Value(000	's)	DT Auto Owner Trust 2014-3
				4.47%, 11/15/2021(d),(j)	175	178
Advertising - 0.01%
Trade Desk Preferred (b),(e),(f)	5,697	241		DT Auto Owner Trust 2016-1
				4.66%, 12/15/2022(d),(j)	1,335	1,378
Automobile Manufacturers - 0.03%				DT Auto Owner Trust 2016-2
Porsche Automobil Holding SE 1.01%(j)	17,277	954		5.43%, 11/15/2022(d),(j)	820	861
				First Investors Auto Owner Trust 2014-1
				3.28%, 04/15/2021(d),(j)	70	71
Automobile Parts & Equipment - 0.00%
Schaeffler AG 0.35%(j)	10,604	167		First Investors Auto Owner Trust 2014-2
				3.47%, 02/15/2021(d),(j)	120	121
Electronics - 0.01%				First Investors Auto Owner Trust 2015-1
Veracode Inc (b),(e),(f),(g)	6,031	179		3.59%, 01/18/2022(d),(j)	100	101
				First Investors Auto Owner Trust 2015-2
				4.22%, 12/15/2021(d),(j)	565	579
Internet - 0.07%
Forescout Tech Inc (b),(e),(f),(g)	9,157	108		First Investors Auto Owner Trust 2016-2
General Assembly Space, Inc (b),(e),(f),(g)	2,184	107		3.35%, 11/15/2022(d),(j)	70	70
Lithium Technologies Inc (b),(e),(f),(g)	59,552	297		Flagship Credit Auto Trust 2015-1
Pinterest Inc (b),(e),(f),(g)	87,425	556		3.76%, 06/15/2021(d)	165	166
Uber Technologies Inc (b),(e),(f),(g)	15,196	741		Flagship Credit Auto Trust 2015-2
Zuora Inc (b),(e),(f),(g)	40,988	168		5.98%, 08/15/2022(d)	710	729
		$1,977		Flagship Credit Auto Trust 2015-3
				7.12%, 11/15/2022(d)	960	1,008
Private Equity - 0.01%
Forward Venture Services LLC (b),(e),(f),(g)	54,650	239		Ford Credit Auto Owner Trust 2015-B
				1.16%, 11/15/2019(j)	472	471
Real Estate - 0.02%				Ford Credit Auto Owner Trust 2016-A
Redfin Corp (b),(e),(f),(g)	29,409	111		1.17%, 12/15/2018(j)	459	460
WeWork Cos Inc Series D-1 (b),(e),(f),(g)	4,867	244		Ford Credit Auto Owner Trust 2016-B
WeWork Cos Inc Series D-2%(b),(e),(f),(g)	3,824	192		1.08%, 03/15/2019(j)	1,202	1,203
		$547		Ford Credit Auto Owner Trust 2016-C
				0.91%, 09/15/2019(j)	2,135	2,135
Software - 0.01%
Birst Inc (b),(e),(f),(g)	21,065	111		Ford Credit Auto Owner Trust 2017-A
Marklogic Corp (b),(e),(f),(g)	14,832	157		0.89%, 12/15/2019(j)	895	895
Nutanix Inc (b),(e),(f)	3,575	107		Honda Auto Receivables 2016-4 Owner
		$375		Trust
TOTAL PREFERRED STOCKS		$4,679		1.21%, 12/18/2020	1,145	1,136
				Nissan Auto Receivables 2016-B Owner
	Principal			Trust
BONDS- 26.63%	Amount (000's)	Value(000	's)	1.07%, 04/15/2019(j)	1,006	1,007
Aerospace & Defense - 0.21%				Nissan Auto Receivables 2016-C Owner
Embraer Netherlands Finance BV				Trust
5.05%, 06/15/2025	$310	$321		1.18%, 01/15/2021(j)	200	198
5.40%, 02/01/2027	280	290		Prestige Auto Receivables Trust 2016-1
				5.15%, 11/15/2021(d)	815	850

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)				Banks (continued)
Toyota Auto Receivables 2014-C Owner				Royal Bank of Scotland Group
Trust				PLC (continued)
0.93%, 07/16/2018		$124	$124	7.09%, 10/29/2049(i),(j)		EUR	1,350	$1,350
Toyota Auto Receivables 2016-C				7.64%, 03/29/2049(i),(j)			$1,100	1,048
1.14%, 08/17/2020(j)		165	164	Santander Holdings USA Inc
Toyota Auto Receivables 2016-D Owner				4.50%, 07/17/2025			1,967	2,013
Trust				Sberbank of Russia Via SB Capital SA
0.90%, 05/15/2019(j)		415	415	5.13%, 10/29/2022			8,800	9,007
USAA Auto Owner Trust 2015-1				5.50%, 02/26/2024(j)			7,050	7,279
1.20%, 06/17/2019(j)		1,025	1,025	Sumitomo Mitsui Banking Corp
USAA Auto Owner Trust 2016-1				1.56%, 01/11/2019(j)			1,225	1,227
1.20%, 06/15/2020		280	279	1.78%, 07/23/2018(j)			600	602
			$16,786	Toronto-Dominion Bank/The
				1.46%, 01/18/2019(j)			630	632
Automobile Manufacturers - 0.18%
American Honda Finance Corp				US Bank NA/Cincinnati OH
1.33%, 11/19/2018(j)		1,225	1,230	1.36%, 01/24/2020(j)			1,255	1,257
BMW US Capital LLC				Wells Fargo & Co
1.37%, 09/13/2019(d),(j)		1,205	1,205	1.23%, 06/02/2017(j)			275	275
Hyundai Capital Services Inc				1.67%, 04/23/2018(j)			615	618
1.79%, 03/18/2017(d),(j)		950	950					$58,776
Nissan Motor Acceptance Corp				Beverages - 0.02%
1.60%, 01/13/2020(d),(j)		1,215	1,216	PepsiCo Inc
Toyota Motor Credit Corp				1.27%, 10/04/2019(j)			610	611
1.46%, 10/18/2019(j)		605	607
			$5,208	Building Materials - 0.30%
Automobile Parts & Equipment - 0.01%				Cemex SAB de CV
Exide Technologies				6.13%, 05/05/2025(d)			1,140	1,194
11.00%, PIK 11.00%, 04/30/2020(k)		260	200	St Marys Cement Inc Canada
				5.75%, 01/28/2027(d)			7,300	7,410
Banks- 2.03%								$8,604
AKCB Finance Ltd				Chemicals - 0.10%
3.25%, 10/22/2018		3,800	3,845	Mexichem SAB de CV
Banco Hipotecario SA				5.88%, 09/17/2044(d)			3,200	3,032
22.33%, 01/12/2020 (d),(j)	ARS	9,230	596
Banco Nacional de Desenvolvimento				Commercial Mortgage Backed Securities - 1.21%
Economico e Social				BLCP Hotel Trust
4.00%, 04/14/2019		$4,820	4,906	3.27%, 08/15/2029(d),(j)			300	300
Banco Supervielle SA				4.44%, 08/15/2029(d),(j)			300	302
24.44%, 08/09/2020 (d),(j)	ARS	11,000	714	BXHTL Mezzanine Trust
Bank of America Corp				8.97%, 05/15/2020(e),(f),(g),(j)			1,100	1,070
2.07%, 03/22/2018(j)		$605	610	CCRESG Commercial Mortgage Trust 2016-
6.00%, 09/01/2017		1,100	1,125	HEAT
Bank of America NA				5.49%, 04/10/2029(d),(j)			255	250
1.26%, 06/15/2017(j)		250	250	CDGJ Commercial Mortgage Trust 2014-
Capital One NA/Mclean VA				BXCH
2.19%, 08/17/2018(j)		550	556	2.62%, 12/15/2027(d),(j)			800	801
Citigroup Inc				3.27%, 12/15/2027(d),(j)			880	876
1.75%, 11/24/2017(j)		945	948	Citigroup Commercial Mortgage Trust 2014-
Financiera de Desarrollo Territorial SA				GC19
Findeter				4.40%, 03/10/2047(d),(j)			355	256
7.88%, 08/12/2024(d)	COP	3,380,000	1,121	4.90%, 03/10/2047(d),(j)			2,000	1,696
Goldman Sachs Group Inc/The				COBALT CMBS Commercial Mortgage Trust
1.57%, 06/04/2017(j)		$1,205	1,207	2007	-C2
Hongkong & Shanghai Banking Corp				5.62%, 04/15/2047			5,000	4,968
Ltd/The				COMM 2016-SAVA Mortgage Trust
1.03%, 07/29/2049(i),(j)		1,100	921	3.77%, 10/15/2034(d),(j)			370	371
HSBC Bank PLC				Commercial Mortgage Trust 2005-GG5
1.50%, 09/29/2049(i),(j)		1,680	1,407	5.58%, 04/10/2037(j)			2,152	2,088
1.63%, 06/29/2049(i),(j)		240	201	Commercial Mortgage Trust 2007-GG11
JPMorgan Chase & Co				6.13%, 12/10/2049(j)			4,300	4,257
1.94%, 01/25/2018(j)		605	609	Ginnie Mae
JPMorgan Chase Bank NA				0.61%, 01/16/2053(j),(m)			7,214	292
1.59%, 09/23/2019(j)		1,215	1,221	GS Mortgage Securities Trust 2007-GG10
Kreditanstalt fuer Wiederaufbau				5.87%, 08/10/2045(j)			1,745	1,744
1.50%, 06/15/2021		2,523	2,464	JP Morgan Chase Commercial Mortgage
1.75%, 03/31/2020(g),(l)		668	668	Securities Trust 2007-LDP10
2.13%, 03/07/2022		4,227	4,219	5.46%, 01/15/2049			250	250
Morgan Stanley				JP Morgan Chase Commercial Mortgage
2.32%, 04/25/2018(j)		605	612	Securities Trust 2015-SGP
Oschadbank Via SSB #1 PLC				5.27%, 07/15/2036(d),(j)			785	796
9.62%, 03/20/2025(j)		2,000	1,960	Morgan Stanley Capital I Trust 2007-HQ12
Royal Bank of Scotland Group PLC				5.77%, 04/12/2049(j)			111	111
6.99%, 10/29/2049(d),(i),(j)		2,954	3,308

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Diversified Financial Services (continued)
Morgan Stanley Capital I Trust 2007-TOP27			American Express Credit Corp
5.64%, 06/11/2042(d),(j)	$550	$490	1.81%, 11/05/2018(j)		$605	$610
Morgan Stanley Capital I Trust 2011-C2			Dragon Aviation Finance Luxembourg SA
5.47%, 06/15/2044(d),(j)	475	490	4.00%, 11/28/2022(g)		4,773	4,786
Motel 6 Trust 2015-M6MZ			Ladder Capital Finance Holdings LLLP /
8.23%, 02/05/2020(d),(e),(f),(j)	2,795	2,828	Ladder Capital Finance Corp
SCG Trust 2013-SRP1			5.88%, 08/01/2021(d)		665	668
3.27%, 11/15/2026(d),(j)	365	350	Oilflow SPV 1 DAC
4.11%, 11/15/2026(d),(j)	850	793	12.00%, 01/13/2022 (d)		7,000	7,044
4.27%, 11/15/2026(d),(j)	400	387	Quicken Loans Inc
Wachovia Bank Commercial Mortgage Trust			5.75%, 05/01/2025(d)		1,210	1,192
Series 2006-C25			USAA Capital Corp
5.85%, 05/15/2043(d),(j)	1,790	1,629	1.25%, 02/01/2019(d),(j)		1,430	1,430
Wachovia Bank Commercial Mortgage Trust						$17,628
Series 2007-C30			Electric - 0.51%
5.48%, 12/15/2043	368	365	Duke Energy Progress LLC
Wachovia Bank Commercial Mortgage Trust			1.15%, 03/06/2017(j)		220	220
Series 2007-C31			Enel SpA
5.71%, 04/15/2047(j)	5,868	5,780	8.75%, 09/24/2073(d),(j)		2,170	2,501
WFRBS Commercial Mortgage Trust 2011-			Eskom Holdings SOC Ltd
C4			5.75%, 01/26/2021		4,500	4,571
5.25%, 06/15/2044(d),(j)	845	869	GenOn Energy Inc
WFRBS Commercial Mortgage Trust 2012-			9.50%, 10/15/2018		3,160	2,394
C6			9.88%, 10/15/2020		5,350	3,932
5.58%, 04/15/2045(d),(j)	500	502	Pacific Gas & Electric Co
		$34,911	1.25%, 11/30/2017(j)		1,150	1,151
Commercial Services - 0.71%						$14,769
APX Group Inc			Entertainment - 0.02%
7.88%, 12/01/2022(d)	1,000	1,083	Scientific Games International Inc
Cenveo Corp			7.00%, 01/01/2022(d)		487	518
6.00%, 08/01/2019(d)	10,412	8,850
Constellis Holdings LLC / Constellis Finance			Finance - Mortgage Loan/Banker - 0.04%
Corp			Fannie Mae
9.75%, 05/15/2020(d)	1,946	2,082	1.50%, 02/28/2020		1,113	1,109
Corporate Risk Holdings LLC
9.50%, 07/01/2019(d)	8,205	8,615
			Food- 0.16%
		$20,630	BRF GmbH
Computers - 0.16%			4.35%, 09/29/2026(d)		1,240	1,181
Apple Inc			BRF SA
1.24%, 02/07/2020(j)	720	721	7.75%, 05/22/2018(d)	BRL	1,500	459
Diamond 1 Finance Corp / Diamond 2 Finance			Fresh Market Inc/The
Corp			9.75%, 05/01/2023(d)		$3,673	3,067
6.02%, 06/15/2026(d)	2,310	2,540				$4,707
International Business Machines Corp			Gas- 0.11%
1.27%, 01/27/2020(j)	1,255	1,257	AmeriGas Partners LP / AmeriGas Finance
		$4,518	Corp
Credit Card Asset Backed Securities - 0.29%			5.50%, 05/20/2025		560	568
American Express Credit Account Secured			NGL Energy Partners LP / NGL Energy
Note Trust 2012-4			Finance Corp
1.01%, 05/15/2020(j)	835	836	5.13%, 07/15/2019		725	727
American Express Issuance Trust II			6.13%, 03/01/2025(d)		1,038	1,035
1.20%, 08/15/2019(j)	570	572	6.88%, 10/15/2021		130	134
BA Credit Card Trust			7.50%, 11/01/2023(d)		775	815
1.10%, 06/15/2020(j)	1,205	1,207				$3,279
Chase Issuance Trust			Holding Companies - Diversified - 0.01%
0.82%, 08/15/2019(j)	680	680	Alfa SAB de CV
1.08%, 01/18/2022(j)	1,260	1,262	6.88%, 03/25/2044(d)		400	400
1.27%, 07/15/2021(j)	600	593
Citibank Credit Card Issuance Trust			Insurance - 0.30%
1.07%, 01/19/2021(j)	1,260	1,262	Ambac Assurance Corp
1.75%, 11/19/2021	1,210	1,208	0.00%, 06/07/2020(b),(d)		4,628	5,751
Discover Card Execution Note Trust			Berkshire Hathaway Finance Corp
1.07%, 08/17/2020(j)	495	496	1.34%, 01/10/2020(j)		1,225	1,230
1.12%, 08/17/2020(j)	205	206	1.50%, 03/07/2018(j)		605	609
World Financial Network Credit Card Master			Metropolitan Life Global Funding I
Trust			1.30%, 09/14/2018(d),(j)		1,205	1,208
1.25%, 02/15/2022(j)	165	165				$8,798
		$8,487	Internet - 0.12%
Diversified Financial Services - 0.61%			DraftKings Inc Term Notes
Ally Financial Inc			5.00%, 12/23/2017(e),(f),(g)		27	35
3.25%, 09/29/2017	550	554
4.75%, 09/10/2018	1,300	1,344

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Internet (continued)				Miscellaneous Manufacturers (continued)
Netflix Inc				Siemens Financieringsmaatschappij NV
4.38%, 11/15/2026(d)		$3,524	$3,493	1.33%, 05/25/2018(d),(j)	$400	$401
			$3,528	Working Capital Solutions Funding LCC
				7.71%, 08/27/2017(e),(f),(g),(j)	2,400	2,400
Iron & Steel - 0.02%
Vale Overseas Ltd						$4,197
6.25%, 08/10/2026		460	508	Mortgage Backed Securities - 1.69%
				Adjustable Rate Mortgage Trust 2004-4
Leisure Products & Services - 0.18%				3.30%, 03/25/2035(j)	99	96
LTF Merger Sub Inc				Adjustable Rate Mortgage Trust 2005-1
8.50%, 06/15/2023(d)		3,588	3,803	3.28%, 05/25/2035(j)	293	289
Silversea Cruise Finance Ltd				Alliance Bancorp Trust 2007-OA1
7.25%, 02/01/2025(d)		1,322	1,378	1.02%, 07/25/2037(j)	1,131	821
			$5,181	Alternative Loan Trust 2003-20CB
Lodging - 0.17%				5.75%, 10/25/2033	96	99
Diamond Resorts International Inc				Alternative Loan Trust 2003-22CB
7.75%, 09/01/2023(d)		2,438	2,572	5.75%, 12/25/2033	162	166
10.75%, 09/01/2024 (d)		2,284	2,421	Alternative Loan Trust 2003-9T1
			$4,993	5.50%, 07/25/2033(j)	85	84
Machinery - Construction & Mining - 0.10%				Alternative Loan Trust 2004-14T2
Caterpillar Financial Services Corp				5.50%, 08/25/2034	92	96
1.17%, 03/03/2017(j)		530	530	Alternative Loan Trust 2004-16CB
1.53%, 01/10/2020(j)		1,225	1,234	5.50%, 07/25/2034	145	148
1.75%, 02/23/2018(j)		1,200	1,207	5.50%, 08/25/2034	168	173
			$2,971	Alternative Loan Trust 2004-28CB
Machinery - Diversified - 0.06%				5.75%, 01/25/2035	71	71
Cloud Crane LLC				Alternative Loan Trust 2004-J10
10.13%, 08/01/2024 (d)		1,240	1,361	6.00%, 09/25/2034	269	277
John Deere Capital Corp				Alternative Loan Trust 2004-J3
1.31%, 01/16/2018(j)		384	384	5.50%, 04/25/2034	97	98
			$1,745	Alternative Loan Trust 2005-14
				0.99%, 05/25/2035(j)	490	409
Media- 0.30%
Cablevision SA/Argentina				Alternative Loan Trust 2005-J1
6.50%, 06/15/2021(d)		365	384	5.50%, 02/25/2025	197	200
CBS Radio Inc				American Home Mortgage Investment Trust
7.25%, 11/01/2024(d)		430	459	2005-2
				1.08%, 09/25/2045(j)	216	179
Clear Channel Worldwide Holdings Inc
7.63%, 03/15/2020		1,145	1,154	Banc of America Alternative Loan Trust 2003-
Cox Communications Inc				8
4.50%, 06/30/2043(d)		765	648	5.50%, 10/25/2033	123	126
4.70%, 12/15/2042(d)		380	335	Banc of America Alternative Loan Trust 2004-
DISH DBS Corp				6
5.88%, 11/15/2024		615	655	6.00%, 07/25/2034	610	635
7.75%, 07/01/2026		255	298	Banc of America Alternative Loan Trust 2005-
				6
Grupo Televisa SAB				5.25%, 07/25/2035(j)	172	157
7.25%, 05/14/2043	MXN	4,370	161
				Banc of America Funding 2004-B Trust
LBI Media Inc				3.24%, 11/20/2034 (j)	207	193
10.00%, 04/15/2019 (d),(j)		$2,460	2,460
NBCUniversal Enterprise Inc				Banc of America Funding 2005-5 Trust
5.25%, 12/19/2049(d),(i)		1,205	1,271	5.50%, 09/25/2035	60	62
Time Warner Cable LLC				Banc of America Funding 2005-7 Trust
				5.75%, 11/25/2035(j)	132	135
4.50%, 09/15/2042		645	587
Viacom Inc				Banc of America Funding 2007-4 Trust
6.25%, 02/28/2057(j)		175	177	5.50%, 11/25/2034	201	200
				Banc of America Mortgage 2005-A Trust
			$8,589	3.49%, 02/25/2035(j)	58	58
Metal Fabrication & Hardware - 0.03%				BCAP LLC Trust 2007-AA2
Zekelman Industries Inc				6.00%, 03/25/2022	271	268
9.88%, 06/15/2023(d)		655	740
				Bear Stearns ARM Trust 2004-6
				3.32%, 09/25/2034(j)	761	701
Mining - 0.22%				CHL Mortgage Pass-Through Trust 2004-12
Aleris International Inc				3.22%, 08/25/2034(j)	131	113
9.50%, 04/01/2021(d)		415	444

Constellium NV				CHL Mortgage Pass-Through Trust 2004-
6.63%, 03/01/2025 (d)		3,674	3,654	HYB4
				3.16%, 09/20/2034(j)	61	59
Real Alloy Holding Inc
10.00%, 01/15/2019 (d),(e)		2,180	2,207	CHL Mortgage Pass-Through Trust 2004-
				HYB8
			$6,305	2.99%, 01/20/2035(j)	102	97
Miscellaneous Manufacturers - 0.14%				CHL Mortgage Pass-Through Trust 2005-11
General Electric Co				1.05%, 04/25/2035(j)	106	88
1.71%, 04/02/2018(j)		354	356
				CHL Mortgage Pass-Through Trust 2005-21
Koppers Inc				5.50%, 10/25/2035(j)	140	124
6.00%, 02/15/2025(d)		1,000	1,040
				Citigroup Mortgage Loan Trust 2005-3
				3.01%, 08/25/2035(j)	793	686

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust 2014-11					JP Morgan Alternative Loan
0.91%, 08/25/2036(d),(j)			$893	$823	Trust (continued)
Citigroup Mortgage Loan Trust 2015-2					3.38%, 03/25/2036(j)			$744	$614
0.97%, 06/25/2047(d),(j)			750	694	JP Morgan Mortgage Trust 2005-A2
Citigroup Mortgage Loan Trust Inc					2.94%, 04/25/2035(j)			206	205
2.97%, 05/25/2035(j)			95	89	JP Morgan Mortgage Trust 2006-A1
CitiMortgage Alternative Loan Trust Series					3.22%, 02/25/2036(j)			175	155
2006	-A4				JP Morgan Mortgage Trust 2006-A7
6.00%, 09/25/2036			252	232	3.20%, 01/25/2037(j)			300	276
Credit Suisse First Boston Mortgage Securities					Lehman XS Trust Series 2005-7N
Corp					1.06%, 12/25/2035(j)			93	68
3.15%, 11/25/2033(j)			94	91	Lehman XS Trust Series 2006-2N
3.29%, 12/25/2033(j)			70	70	1.04%, 02/25/2046(j)			167	124
5.25%, 11/25/2020			495	483	Ludgate Funding PLC
5.50%, 11/25/2035			173	164	0.00%, 01/01/2061(b),(j)		EUR	113	113
5.75%, 11/25/2033			57	60	0.97%, 01/01/2061(j)		GBP	462	550
CSFB Mortgage-Backed Pass-Through					MASTR Adjustable Rate Mortgages Trust
Certificates Series 2004-AR4					2004-7
3.01%, 05/25/2034(j)			243	226	2.90%, 07/25/2034(j)			$253	246
Deutsche Alt-A Securities Inc Mortgage Loan					MASTR Adjustable Rate Mortgages Trust
Trust Series 2005-5					2005-2
5.50%, 11/25/2035			100	94	3.17%, 03/25/2035(j)			721	563
Deutsche Mortgage Securities Inc Mortgage					MASTR Adjustable Rate Mortgages Trust
Loan Trust 2004-4					2006-2
1.13%, 06/25/2034(j)			232	211	3.33%, 04/25/2036(j)			160	148
DSLA Mortgage Loan Trust 2005-AR5					MASTR Alternative Loan Trust 2003-9
1.11%, 09/19/2045(j)			205	153	5.25%, 11/25/2033			75	78
Dukinfield 2 Plc					MASTR Alternative Loan Trust 2004-5
1.62%, 12/20/2052(j)		GBP	430	538	5.50%, 06/25/2034			84	86
Eurosail-UK 2007-2np PLC					6.00%, 06/25/2034			97	101
0.53%, 03/13/2045(j)			162	195	MASTR Alternative Loan Trust 2004-8
Fannie Mae Connecticut Avenue Securities					6.00%, 09/25/2034			440	467
5.13%, 04/25/2029(j)			$2,000	2,091	Merrill Lynch Mortgage Investors Trust Series
6.33%, 04/25/2028(j)			5,000	5,525	MLCC 2006-1
6.53%, 07/25/2029(d),(j)			2,500	2,658	3.25%, 02/25/2036(j)			897	830
6.78%, 09/25/2028(j)			750	849	Merrill Lynch Mortgage Investors Trust Series
Fannie Mae Interest Strip					MLCC 2006-2
4.00%, 11/25/2040(m)			16,851	3,259	2.80%, 05/25/2036(j)			48	46
Freddie Mac Structured Agency Credit Risk					Merrill Lynch Mortgage Investors Trust Series
Debt Notes					MLCC 2007-1
2.43%, 04/25/2024(j)			414	418	3.26%, 01/25/2037(j)			102	95
2.63%, 10/25/2027(j)			550	560	National City Mortgage Capital Trust
2.98%, 02/25/2024(j)			500	513	6.00%, 03/25/2038(j)			499	518
5.03%, 11/25/2023(j)			250	267	Newgate Funding 2007-3
5.73%, 07/25/2029(j)			860	865	0.28%, 12/15/2050(j)		EUR	162	167
9.58%, 03/25/2028(j)			6,999	7,479	RALI Series 2006-QO4 Trust
10.13%, 04/25/2028 (j)			1,000	1,118	0.97%, 04/25/2046(j)			$231	187
GMACM Mortgage Loan Trust 2005-AR4					RALI Series 2006-QO7 Trust
3.58%, 07/19/2035(j)			107	104	0.98%, 09/25/2046(j)			101	76
GSR Mortgage Loan Trust 2004-14					RALI Series 2007-QO4 Trust
3.20%, 12/25/2034(j)			136	135	0.97%, 05/25/2047(j)			176	148
GSR Mortgage Loan Trust 2005-4F					Residential Asset Securitization Trust 2005-
6.50%, 02/25/2035			101	101	A8	CB
Harborview Mortgage Loan Trust					5.38%, 07/25/2035			348	307
1.52%, 10/19/2033(j)			900	845	RFMSI Series 2006-S1 Trust
HarborView Mortgage Loan Trust 2006-10					5.75%, 01/25/2036			115	113
0.96%, 11/19/2036(j)			383	317	Rmac 2005-Ns3 PLC
HarborView Mortgage Loan Trust 2006-7					0.04%, 06/12/2043(j)		EUR	55	55
0.98%, 09/19/2046(j)			106	86	RMAC Securities No 1 PLC
IndyMac INDX Mortgage Loan Trust 2004-					0.00%, 06/12/2044(b),(j)			106	107
AR12					Structured Adjustable Rate Mortgage Loan
1.56%, 12/25/2034(j)			253	208	Trust
IndyMac INDX Mortgage Loan Trust 2004-					1.09%, 07/25/2035(j)			$798	587
AR7					3.20%, 09/25/2034(j)			319	321
2.00%, 09/25/2034(j)			190	164	Structured Adjustable Rate Mortgage Loan
IndyMac INDX Mortgage Loan Trust 2005-					Trust Series 2004-6
AR11					3.09%, 06/25/2034(j)			150	149
3.18%, 08/25/2035(j)			837	694	Structured Asset Securities Corp Mortgage
IndyMac INDX Mortgage Loan Trust 2005-					Pass-Through Certificates Series 2004-20
AR16	IP				5.75%, 11/25/2034			110	112
1.42%, 07/25/2045(j)			257	216	Structured Asset Securities Corp Trust 2005-
JP Morgan Alternative Loan Trust					1
3.20%, 03/25/2036(j)			23	17	5.50%, 02/25/2035			165	164

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Towd Point Mortgage Funding 2016-Granite1				MEG Energy Corp
PLC				6.38%, 01/30/2023(d)		$295	$262
1.76%, 07/20/2046(j)	GBP	200	$249	6.50%, 01/15/2025(d)		300	293
WaMu Mortgage Pass-Through Certificates				7.00%, 03/31/2024(d)		940	846
Series 2007-HY5 Trust				Midstates Petroleum Co Inc
2.42%, 05/25/2037(j)		$604	505	0.00%, 06/01/2020(b),(e),(g)		1,471	—
Wedgewood Real Estate Trust 2016-1				Noble Holding International Ltd
5.00%, 07/15/2046(d)		103	103	7.75%, 01/15/2024		1,055	1,026
Wells Fargo Mortgage Backed Securities				Oasis Petroleum Inc
2003-M Trust				6.88%, 03/15/2022		490	498
3.00%, 12/25/2033(j)		261	261	Odebrecht Offshore Drilling Finance Ltd
Wells Fargo Mortgage Backed Securities				6.75%, 10/01/2023(d)		2,103	762
2005-11 Trust				6.75%, 10/01/2023		6,017	2,181
5.50%, 11/25/2035		33	34	OGX Austria GmbH
Wells Fargo Mortgage Backed Securities				0.00%, 06/01/2018(b),(d),(e),(f)		600	—
2005-16 Trust				0.00%, 04/01/2022(b),(d),(e),(f)		1,100	—
6.00%, 01/25/2036(j)		140	138	Parsley Energy LLC / Parsley Finance Corp
Wells Fargo Mortgage Backed Securities				6.25%, 06/01/2024(d)		500	525
2005-AR10 Trust				PDC Energy Inc
3.07%, 05/01/2035(j)		82	84	6.13%, 09/15/2024(d)		150	155
Wells Fargo Mortgage Backed Securities				Petrobras Global Finance BV
Trust				5.38%, 01/27/2021		2,015	2,038
3.00%, 08/25/2034(j)		112	114	5.63%, 05/20/2043		245	195
			$48,784	6.25%, 12/14/2026	GBP	1,000	1,250
Oil & Gas - 2.08%				7.38%, 01/17/2027		$985	1,030
Baytex Energy Corp				8.38%, 05/23/2021		7,975	8,895
5.13%, 06/01/2021(d)		685	623	8.75%, 05/23/2026		260	295
5.63%, 06/01/2024(d)		205	188	Petroleos de Venezuela SA
Bellatrix Exploration Ltd				5.38%, 04/12/2027		9,300	3,429
8.50%, 05/15/2020(d)		1,040	1,022	Petroleos Mexicanos
Bonanza Creek Energy Inc				7.65%, 11/24/2021(d),(j)	MXN	6,500	303
0.00%, 04/15/2021(b)		55	50	Raizen Fuels Finance SA
0.00%, 02/01/2023(b)		210	191	5.30%, 01/20/2027(d)		$200	204
BP Capital Markets PLC				RSP Permian Inc
1.46%, 02/13/2018(j)		255	256	6.63%, 10/01/2022		1,665	1,761
California Resources Corp				Sabine Oil & Gas Corp
5.50%, 09/15/2021		18	14	0.00%, 06/15/2019(b)		300	—
6.00%, 11/15/2024		89	68	Shell International Finance BV
8.00%, 12/15/2022(d)		745	637	1.30%, 09/12/2019(j)		1,210	1,217
Callon Petroleum Co				SM Energy Co
6.13%, 10/01/2024(d)		765	798	5.00%, 01/15/2024		385	361
Chesapeake Energy Corp				6.13%, 11/15/2022		425	428
4.88%, 04/15/2022		72	65	6.50%, 01/01/2023		20	20
6.13%, 02/15/2021		4	4	6.75%, 09/15/2026		75	76
6.63%, 08/15/2020		3	3	Whiting Petroleum Corp
8.00%, 01/15/2025(d)		660	655	5.00%, 03/15/2019		90	91
Cobalt International Energy Inc				YPF SA
7.75%, 12/01/2023(d)		2,450	1,237	23.85%, 07/07/2020 (d),(j)		410	455
10.75%, 12/01/2021 (d)		5,217	4,904				$60,127
Concho Resources Inc				Oil & Gas Services - 0.03%
5.50%, 04/01/2023		985	1,019	Transocean Proteus Ltd
Continental Resources Inc/OK				6.25%, 12/01/2024(d)		840	869
3.80%, 06/01/2024		280	259
4.50%, 04/15/2023		135	132	Other Asset Backed Securities - 1.54%
5.00%, 09/15/2022		2,890	2,948	AIM Aviation Finance Ltd
Cosan Luxembourg SA				5.07%, 02/15/2040(d),(g),(j)		1,272	1,247
7.00%, 01/20/2027(d)		665	697	Ajax Mortgage Loan Trust 2016-B
Exxon Mobil Corp				4.00%, 09/25/2065(d)		398	397
1.11%, 03/15/2019(j)		610	610	Ajax Mortgage Loan Trust 2016-C
Gazprom OAO Via Gaz Capital SA				4.00%, 10/25/2057(d)		298	296
4.95%, 02/06/2028		4,350	4,346	ALM VII R Ltd
Genel Energy Finance PLC				8.16%, 10/15/2028(d),(e),(j)		2,000	2,019
7.50%, 05/14/2019(d)		5,400	4,428	American Homes 4 Rent 2014-SFR1
Halcon Resources Corp				3.27%, 06/17/2031(d),(j)		645	647
6.75%, 02/15/2025(d)		880	871	American Homes 4 Rent 2014-SFR2 Trust
HollyFrontier Corp				5.15%, 10/17/2036(d),(j)		280	298
5.88%, 04/01/2026		1,325	1,417	6.23%, 10/17/2036(d),(j)		695	763
KazMunayGas National Co JSC				American Homes 4 Rent 2014-SFR3 Trust
9.13%, 07/02/2018		2,500	2,707	6.42%, 12/17/2036(d),(j)		900	1,003
Marathon Oil Corp				American Homes 4 Rent 2015-SFR1
5.20%, 06/01/2045		370	372	5.64%, 04/17/2052(d),(j)		1,045	1,109
Matador Resources Co				AMMC CLO 17 Ltd
6.88%, 04/15/2023		957	1,010	7.79%, 11/15/2027(d),(e),(j)		2,500	2,489

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)				Other Asset Backed Securities (continued)
AMMC CLO 18 Ltd				Sierra Timeshare 2013-1 Receivables Funding
7.72%, 05/26/2028(d),(e),(j)		$1,750	$1,697	LLC
Apidos CLO XXII				1.59%, 11/20/2029(d),(j)		$74	$74
7.03%, 10/20/2027(d),(e),(j)		750	753	Sierra Timeshare 2013-3 Receivables Funding
Avery Point VII CLO Ltd				LLC
7.62%, 01/15/2028(d),(e),(j)		1,400	1,414	2.20%, 10/20/2030(d),(j)		166	166
9.02%, 01/15/2028(d),(e),(j)		1,050	1,056	Sound Point Clo XV Ltd
Bayview Opportunity Master Fund IIa Trust				6.84%, 01/23/2029(d),(j),(l)		1,500	1,424
2016-RP	L3			TAL Advantage V LLC
3.47%, 07/28/2031(d),(j)		128	128	3.55%, 11/20/2038(d),(j)		354	349
Bayview Opportunity Master Fund IIIa Trust				THL Credit Wind River 2014-3 CLO Ltd
2016	-RN3			6.64%, 01/22/2027(d),(e),(j)		3,000	2,933
3.60%, 09/29/2031(d),(j)		154	154	US Residential Opportunity Fund III Trust
Bayview Opportunity Master Fund Iiib Npl				2016-1
Trust 2015-A				3.47%, 07/27/2036(d)		179	179
3.72%, 07/28/2035(d),(j)		55	55	VOLT LIV LLC
Bayview Opportunity Master Fund IVb Trust				3.50%, 02/25/2047(d),(j),(l)		300	300
2017-NP	L1			5.88%, 02/25/2047(d),(g),(j),(l)		155	153
3.60%, 01/28/2032(d),(g),(j)		328	328	VOLT XL LLC
Bayview Opportunity Master Fund Trust				4.88%, 11/27/2045(d)		320	309
2016	-LT1			VOLT XLVIII LLC
3.47%, 10/28/2031(d),(j)		336	335	3.50%, 07/25/2046(d)		581	579
Blackbird Capital Aircraft Lease Securitization				VOLT XXIX LLC
Ltd 2016-1				3.38%, 10/25/2054(d),(j)		71	71
4.21%, 12/16/2041(d),(j)		254	254	VOLT XXVII LLC
BlueMountain CLO 2013-4 Ltd				4.75%, 08/27/2057(d)		397	392
6.67%, 04/15/2025(d),(e),(j)		3,000	2,784	VOLT XXX LLC
Bowman Park CLO Ltd				3.62%, 10/25/2057(d),(j)		87	87
6.45%, 11/23/2025(d),(e),(j)		1,000	961	VOLT XXXI LLC
CAM Mortgage Trust 2016-1				3.38%, 02/25/2055(d),(j)		302	303
4.00%, 01/15/2056(d),(j)		142	141	VOLT XXXIII LLC
5.00%, 01/15/2056(d),(j)		545	523	3.50%, 03/25/2055(d)		255	256
CLI Funding V LLC				VOLT XXXIV LLC
3.38%, 10/18/2029(d)		534	520	3.25%, 02/25/2055(d)		65	65
Colony American Finance 2015-1 Ltd				VOLT XXXIX LLC
5.65%, 10/15/2047(d)		550	547	4.13%, 10/25/2045(d)		315	317
Colony American Finance 2016-1 Ltd				VOLT XXXV
4.64%, 06/15/2048(d),(j)		260	261	3.50%, 09/25/2046(d)		370	368
Colony American Homes 2014-2							$44,495
3.98%, 07/17/2031(d),(j)		1,000	1,000
				Pharmaceuticals - 0.21%
Cronos Containers Program I Ltd				Endo Ltd / Endo Finance LLC / Endo Finco
3.27%, 11/18/2029(d)		776	754	Inc
GCA2014 Holdings Ltd - Class C				6.00%, 02/01/2025(d),(j)		4,364	3,901
6.00%, 01/05/2030(d),(e),(f),(g),(j)		598	377	Merck & Co Inc
GCA2014 Holdings Ltd - Class D				1.41%, 05/18/2018(j)		605	608
7.50%, 01/05/2030(d),(e),(f),(g),(j)		236	68	Valeant Pharmaceuticals International Inc
GCA2014 Holdings Ltd - Class E				4.50%, 05/15/2023(d)	EUR	510	422
0.00%, 01/05/2030(b),(d),(e),(f),(g),(j)		1,030	3	5.88%, 05/15/2023(d)		$1,475	1,200
Global Container Assets Ltd							$6,131
4.50%, 02/05/2030(d),(e),(f),(j)		357	343
				Pipelines - 0.77%
Invitation Homes 2015-SFR1 Trust				Crestwood Midstream Partners LP /
4.97%, 03/17/2032(d),(j)		280	281	Crestwood Midstream Finance Corp
Kabbage Funding 2014-1 Resecuritization				6.13%, 03/01/2022		485	501
Trust				Energy Transfer Partners LP
10.77%, 03/08/2018 (d),(e),(j)		4,786	4,769	5.15%, 03/15/2045		100	97
Magnetite IX Ltd				6.13%, 12/15/2045		1,275	1,407
6.79%, 07/25/2026(d),(e),(j)		1,750	1,541	EnLink Midstream Partners LP
NYMT Residential 2016-RP1				5.05%, 04/01/2045		340	324
4.00%, 03/25/2021(d),(j)		218	217	5.60%, 04/01/2044		200	200
OneMain Financial Issuance Trust 2014-2				Kinder Morgan Energy Partners LP
2.47%, 09/18/2024(d)		63	63	4.70%, 11/01/2042		285	268
3.02%, 09/18/2024(d),(j)		130	130	5.00%, 08/15/2042		710	698
5.31%, 09/18/2024(d),(j)		1,210	1,222	5.00%, 03/01/2043		60	59
OneMain Financial Issuance Trust 2015-1				5.63%, 09/01/2041		440	450
3.19%, 03/18/2026(d),(j)		220	222	MPLX LP
OneMain Financial Issuance Trust 2015-3				4.00%, 02/15/2025		115	116
4.16%, 11/20/2028(d),(j)		790	760	4.88%, 12/01/2024		400	427
OneMain Financial Issuance Trust 2016-2				5.20%, 03/01/2047		710	723
5.94%, 03/20/2028(d)		720	756	Niska Gas Storage Ltd / Niska Gas Storage
Rise Ltd				Canada Finance Corp
4.75%, 02/15/2039(e),(j)		362	361	6.50%, 04/01/2019		4,577	4,600
Shenton Aircraft Investment I Ltd				Sabine Pass Liquefaction LLC
4.75%, 10/15/2042(d)		1,110	1,124	5.63%, 03/01/2025		1,030	1,130

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)				Sovereign (continued)
Southern Gas Corridor CJSC				Egypt Government International Bond
6.88%, 03/24/2026		$6,650	$7,325	6.13%, 01/31/2022(d)		$2,900	$3,012
Targa Resources Partners LP / Targa				Gabon Government International Bond
Resources Partners Finance Corp				6.95%, 06/16/2025		5,230	5,049
5.25%, 05/01/2023		135	139	Ghana Government International Bond
6.38%, 08/01/2022		210	217	8.13%, 01/18/2026(d)		1,873	1,803
6.75%, 03/15/2024		1,190	1,300	9.25%, 09/15/2022(d)		1,865	1,952
Transcanada Trust				10.75%, 10/14/2030 (d)		519	610
5.30%, 03/15/2077(l)		1,435	1,449	Hellenic Republic Treasury Bill
Williams Partners LP				0.00%, 08/04/2017(b),(g)	EUR	728	763
5.10%, 09/15/2045		250	254	Indonesia Treasury Bond
6.30%, 04/15/2040		470	538	7.88%, 04/15/2019	IDR 71,500,000		5,461
			$22,222	8.75%, 05/15/2031		79,500,000	6,358
Private Equity - 0.03%				Iraq International Bond
Icahn Enterprises LP / Icahn Enterprises				5.80%, 01/15/2028(e)		$10,150	8,977
Finance Corp				Italy Buoni Ordinari del Tesoro BOT
6.25%, 02/01/2022(d)		575	594	0.00%, 03/31/2017(b)	EUR	5,777	6,123
6.75%, 02/01/2024(d)		370	384	Ivory Coast Government International Bond
			$978	5.75%, 12/31/2032(j)		$8,967	8,429
Real Estate - 0.53%				Lebanon Government International Bond
MAF Global Securities Ltd				5.45%, 11/28/2019		12,200	12,261
7.13%, 12/31/2049(i),(j)		12,300	13,000	Mexican Bonos
Rialto Holdings LLC / Rialto Corp				5.75%, 03/05/2026(j)	MXN	23,500	1,046
7.00%, 12/01/2018(d)		2,238	2,277	7.75%, 11/23/2034		180,000	8,953
			$15,277	Montenegro Government International Bond
				3.88%, 03/18/2020(d)	EUR	9,079	9,662
Regional Authority - 0.06%
Provincia de Buenos Aires/Argentina				Peruvian Government International Bond
5.75%, 06/15/2019(d)		735	761	6.35%, 08/12/2028(d)	PEN	9,300	2,872
6.50%, 02/15/2023(d)		545	545	6.35%, 08/12/2028		30,000	9,264
7.88%, 06/15/2027(d)		450	450	Portugal Obrigacoes do Tesouro OT
				4.13%, 04/14/2027(d)	EUR	1,551	1,636
			$1,756	Portugal Treasury Bill
REITS- 0.36%				0.00%, 03/17/2017(b)		5,260	5,573
Communications Sales & Leasing Inc / CSL				0.00%, 05/19/2017(b)		6,400	6,783
Capital LLC
7.13%, 12/15/2024(d)		670	690	Republic of Poland Government Bond
8.25%, 10/15/2023		4,000	4,335	2.50%, 07/25/2027	PLN	39,301	8,596
Trust F/1401				4.75%, 04/25/2017		9,125	2,255
6.95%, 01/30/2044		5,500	5,402	Republic of South Africa Government Bond
				7.75%, 02/28/2023	ZAR	135,100	10,027
			$10,427	8.88%, 02/28/2035(n)		33,318	2,409
Savings & Loans - 0.03%				10.50%, 12/21/2026 (n)		31,104	2,633
Flagstar Bancorp Inc				Russian Federal Bond - OFZ
6.13%, 07/15/2021		717	766	8.01%, 02/03/2027(j)	RUB	255,000	4,388
				Serbia International Bond
Software - 0.13%				4.88%, 02/25/2020		$11,150	11,517
BMC Software Finance Inc				5.25%, 11/21/2017(d)		9,740	9,955
8.13%, 07/15/2021(d)		1,282	1,301
				5.25%, 11/21/2017		1,285	1,313
Donnelley Financial Solutions Inc				5.88%, 12/03/2018(d)		1,063	1,118
8.25%, 10/15/2024(d)		530	550
				Spain Letras del Tesoro
Oracle Corp				0.00%, 03/10/2017(b)	EUR	5,777	6,121
1.21%, 07/07/2017(j)		1,075	1,076
				0.00%, 05/12/2017(b)		6,400	6,785
Quintiles IMS Inc
3.25%, 03/15/2025(d)	EUR	680	722	Turkey Government International Bond
				6.00%, 03/25/2027		$5,700	5,836
			$3,649	6.75%, 04/03/2018		6,204	6,464
Sovereign - 8.78%				Ukraine Government International Bond
1MDB Global Investments Ltd				7.75%, 09/01/2021		3,709	3,637
4.40%, 03/09/2023		$8,000	7,539	7.75%, 09/01/2025		4,325	4,043
Argentine Bonos del Tesoro				Ukreximbank Via Biz Finance PLC
18.20%, 10/03/2021	ARS	99,400	7,137	9.75%, 01/22/2025		1,800	1,764
Argentine Republic Government International				Venezuela Government International Bond
Bond				6.00%, 12/09/2020		9,300	5,143
3.88%, 01/15/2022	EUR	4,150	4,328	Zambia Government International Bond
5.63%, 01/26/2022(d)		$1,690	1,707
				8.50%, 04/14/2024		8,100	8,414
Brazil Letras do Tesouro Nacional
0.00%, 07/01/2017 (b)	BRL	8,800	2,729				$254,173
				Student Loan Asset Backed Securities - 0.05%
Brazil Notas do Tesouro Nacional Serie F				SoFi Professional Loan Program 2014-B
10.00%, 01/01/2025		43,000	13,676	LLC
Costa Rica Government International Bond				2.02%, 08/25/2032(d),(j)		66	67
4.38%, 04/30/2025(d)		$2,051	1,918
				SoFi Professional Loan Program 2015-A
Ecuador Government International Bond				LLC
7.95%, 06/20/2024		3,000	3,004	1.97%, 03/25/2033(d),(j)		411	416
9.65%, 12/13/2026(d)		2,900	3,130

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Student Loan Asset Backed Securities (continued)				Commercial Services (continued)
SoFi Professional Loan Program 2015-C				Macquarie Infrastructure Corp
LLC				2.00%, 10/01/2023		$380	$374
3.58%, 08/25/2036(d),(j)		$150	$151				$1,007
Sofi Professional Loan Program 2016-A LLC				Diversified Financial Services - 0.04%
3.57%, 01/26/2038(d),(j)		739	740	Walter Investment Management Corp
			$1,374	4.50%, 11/01/2019		1,885	1,282
Supranational Bank - 0.44%
Banque Ouest Africaine de Developpement				Electric - 0.03%
5.50%, 05/06/2021(d)		8,530	8,850	NRG Yield Inc
European Investment Bank				3.25%, 06/01/2020(d)		225	219
1.75%, 05/15/2020		1,114	1,110	3.50%, 02/01/2019(d)		650	657
2.25%, 03/15/2022		2,739	2,739				$876
			$12,699	Electrical Components & Equipment - 0.02%
Telecommunications - 0.68%				General Cable Corp
Alcatel-Lucent USA Inc				4.50%, 11/15/2029(a),(j)		75	55
6.45%, 03/15/2029		915	1,011	SunPower Corp
6.50%, 01/15/2028		385	427	0.75%, 06/01/2018		575	541
Cisco Systems Inc							$596
1.34%, 09/20/2019(j)		1,420	1,428
				Electronics - 0.05%
Gogo Intermediate Holdings LLC / Gogo				TTM Technologies Inc
Finance Co Inc				1.75%, 12/15/2020		550	965
12.50%, 07/01/2022 (d)		2,560	2,822	Vishay Intertechnology Inc
Goodman Networks Inc				2.25%, 11/15/2040		300	375
0.00%, 07/01/2018(b),(e)		6,243	2,497				$1,340
GTH Finance BV				Energy - Alternate Sources - 0.00%
6.25%, 04/26/2020(d)		655	693	SunEdison Inc
Intelsat Jackson Holdings SA				0.00%, 10/01/2018(b)		400	7
8.00%, 02/15/2024(d)		2,420	2,626	0.00%, 01/15/2020(b),(d)		1,425	25
MTN Mauritius Investment Ltd				0.00%, 01/01/2021(b)		725	13
5.37%, 02/13/2022(d)		6,200	6,295				$45
Oi SA
0.00%, 09/15/2016(b),(d),(g)	BRL	1,475	104	Food- 0.01%
				Marine Harvest ASA
Verizon Communications Inc				0.88%, 05/06/2019	EUR	100	186
1.41%, 08/15/2019(j)		$610	609
2.71%, 09/14/2018(j)		1,170	1,198
				Healthcare - Services - 0.20%
			$19,710	Anthem Inc
Trucking & Leasing - 0.02%				2.75%, 10/15/2042(a)		$2,450	5,561
Park Aerospace Holdings Ltd				Brookdale Senior Living Inc
5.25%, 08/15/2022(d)		690	719	2.75%, 06/15/2018		100	98
							$5,659
TOTAL BONDS			$770,769	Holding Companies - Diversified - 0.01%
	Principal			RWT Holdings Inc
CONVERTIBLE BONDS - 2.46%	Amount (000's) Value (000's)			5.63%, 11/15/2019		185	188
Aerospace & Defense - 0.01%
Aerojet Rocketdyne Holdings Inc				Home Builders - 0.00%
2.25%, 12/15/2023(d)		290	295	CalAtlantic Group Inc
				0.25%, 06/01/2019		85	79
Automobile Parts & Equipment - 0.02%
Meritor Inc				Insurance - 0.01%
7.88%, 03/01/2026		325	551	MGIC Investment Corp
				2.00%, 04/01/2020		100	153
Biotechnology - 0.10%
Acorda Therapeutics Inc				Internet - 0.27%
1.75%, 06/15/2021(a)		875	811	Palo Alto Networks Inc
Innoviva Inc				0.00%, 07/01/2019(b)		1,240	1,806
2.13%, 01/15/2023		300	259	Pandora Media Inc
Intercept Pharmaceuticals Inc				1.75%, 12/01/2020		100	102
3.25%, 07/01/2023		385	380	Twitter Inc
Ionis Pharmaceuticals Inc				0.25%, 09/15/2019		2,799	2,619
1.00%, 11/15/2021		580	614	VeriSign Inc
Medicines Co/The				4.45%, 08/15/2037(j)		1,325	3,205
2.50%, 01/15/2022		425	707				$7,732
			$2,771	Investment Companies - 0.39%
Coal- 0.00%				Aabar Investments PJSC
Alpha Natural Resources Inc				0.50%, 03/27/2020	EUR	6,000	5,657
0.00%, 12/15/2020(b)		100	1	1.00%, 03/27/2022		5,900	5,250
				Ares Capital Corp
Commercial Services - 0.03%				3.75%, 02/01/2022(d)		$300	300
Element Fleet Management Corp							$11,207
5.13%, 06/30/2019(d),(g)	CAD	725	633

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Iron & Steel - 0.01%			Transportation - 0.03%
Allegheny Technologies Inc			Echo Global Logistics Inc
4.75%, 07/01/2022	$125	$195	2.50%, 05/01/2020	$100	$95
			Hornbeck Offshore Services Inc
Media- 0.22%			1.50%, 09/01/2019	279	195
DISH Network Corp			Ship Finance International Ltd
3.38%, 08/15/2026(d)	5,193	6,251	5.75%, 10/15/2021	725	723
Liberty Media Corp					$1,013
2.25%, 09/30/2046(d)	180	193
			Trucking & Leasing - 0.00%
		$6,444	Greenbrier Cos Inc/The
Oil & Gas - 0.05%			2.88%, 02/01/2024(d)	100	101
Chesapeake Energy Corp
5.50%, 09/15/2026(d)	655	644	TOTAL CONVERTIBLE BONDS		$71,115
Cobalt International Energy Inc			SENIOR FLOATING RATE INTERESTS -	Principal
3.13%, 05/15/2024	2,382	509	6.02%	Amount (000's) Value (000's)
Nabors Industries Inc			Advertising - 0.19%
0.75%, 01/15/2024(d)	305	295	Affinion Group Inc, Term Loan B
		$1,448	6.75%, 04/30/2018(j)	$5,615	$5,596
Oil & Gas Services - 0.03%
Weatherford International Ltd			Aerospace & Defense - 0.02%
5.88%, 07/01/2021	700	830	TransDigm Inc, Term Loan E
			3.85%, 05/13/2022(j)	65	65
Pharmaceuticals - 0.05%			TransDigm Inc, Term Loan F
Amicus Therapeutics Inc			3.78%, 06/09/2023(j)	490	492
3.00%, 12/15/2023(d)	100	125			$557
Herbalife Ltd			Agriculture - 0.01%
2.00%, 08/15/2019	200	191	Pinnacle Operating Corp, Term Loan B
Horizon Pharma Investment Ltd			4.75%, 11/14/2018(j)	163	149
2.50%, 03/15/2022	550	515
Impax Laboratories Inc			Automobile Manufacturers - 0.05%
2.00%, 06/15/2022	855	696	Accuride Corp, Term Loan B
		$1,527	8.00%, 11/10/2023(j)	373	369
Private Equity - 0.01%			CH Hold Corp, Term Loan
Hercules Capital Inc			0.00%, 01/25/2025(j),(o)	1,000	1,017
4.38%, 02/01/2022(d)	200	201
			Banks- 0.10%
REITS- 0.07%			Freedom Mortgage Corp, Term Loan B
Colony NorthStar Inc			0.00%, 02/17/2022(j),(o)	3,000	3,038
3.88%, 01/15/2021	625	638
Colony Starwood Homes			Biotechnology - 0.01%
3.50%, 01/15/2022(d)	100	104	Concordia International Corp, Term Loan B
Spirit Realty Capital Inc			0.00%, 10/21/2021(j),(o)	461	376
2.88%, 05/15/2019	725	744
3.75%, 05/15/2021	150	158	Building Materials - 0.19%
Starwood Property Trust Inc			American Bath Group LLC, Delay-Draw Term
4.00%, 01/15/2019	350	400	Loan DD
		$2,044	0.00%, 09/30/2023(j),(o)	181	183
Semiconductors - 0.76%			American Bath Group LLC, Term Loan
Cypress Semiconductor Corp			6.25%, 09/30/2023(j)	1,742	1,755
4.50%, 01/15/2022(d)	150	181	6.75%, 09/30/2023(j)	1,496	1,508
Inphi Corp			Headwaters Inc, Term Loan B1
1.13%, 12/01/2020	225	302	4.00%, 03/24/2022(j)	435	436
Integrated Device Technology Inc			Quikrete Holdings Inc, Term Loan B
0.88%, 11/15/2022	375	384	4.02%, 11/03/2023(j)	490	496
Intel Corp			VC GB Holdings Inc, Term Loan
3.25%, 08/01/2039	3,501	6,149	0.00%, 02/21/2025(j),(o)	1,064	1,059
Microchip Technology Inc					$5,437
1.63%, 02/15/2027(d)	943	952
			Chemicals - 0.14%
2.13%, 12/15/2037	128	387	IPS Intermediate Holdings Corp, Term Loan
2.25%, 02/15/2037(d)	580	584	6.25%, 12/14/2023(j)	2,000	2,015
Novellus Systems Inc			New Arclin US Holding Corp, Term Loan
2.63%, 05/15/2041	3,708	12,950	5.25%, 02/09/2024(j)	1,317	1,332
		$21,889	9.75%, 02/07/2025(j)	703	709
Software - 0.00%					$4,056
Evolent Health Inc			Commercial Services - 0.28%
2.00%, 12/01/2021(d)	130	146	Allied Universal Holdco LLC, Term Loan
			4.76%, 07/27/2022(j)	955	957
Telecommunications - 0.04%			Camelot Finance LP, Term Loan B
Ciena Corp			4.75%, 09/15/2023(j)	305	308
3.75%, 10/15/2018(d)	925	1,309	Electro Rent Corp, Term Loan
			0.00%, 01/23/2024(j),(o)	2,064	2,100

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Forest Products & Paper - 0.33%
GlobalLogic Inc, Term Loan			Verso Paper Holdings LLC, Term Loan
5.50%, 06/15/2022(j)	$1,000	$1,003	EXIT
Harbortouch Payments LLC, Term Loan			12.00%, 09/24/2021 (e),(j)	$9,600	$9,636
5.75%, 10/11/2023(j)	2,158	2,170
Oasis Outsourcing Holdings Inc, Term Loan			Healthcare - Services - 0.36%
5.75%, 12/21/2027(j)	1,492	1,496	21st Century Oncology Inc, Term Loan B
		$8,034	7.13%, 04/30/2022(j)	2,487	2,303
Computers - 0.12%			Envision Healthcare Corp, Term Loan C
Everi Payments Inc, Term Loan B			4.00%, 11/17/2023(j)	190	192
6.25%, 12/18/2020(j)	923	924	Highland Acquisition Holdings LLC, Term
SMS Systems Maintenance Services Inc, Term			Loan
Loan B			6.50%, 11/23/2022(j)	3,225	3,177
0.00%, 10/31/2023(j),(o)	790	791	Quorum Health Corp, Term Loan
Western Digital Corp, Term Loan B			6.79%, 04/29/2022(j)	2,987	2,975
4.53%, 04/29/2023(j)	575	578	Tennessee Merger Sub Inc, Term Loan
Xerox Business Services LLC, Term Loan B			0.00%, 01/12/2024(j),(o)	1,250	1,246
6.28%, 11/22/2023(j)	1,045	1,062	3.75%, 01/12/2024(j)	630	629
		$3,355			$10,522
Distribution & Wholesale - 0.01%			Home Furnishings - 0.07%
HD Supply Inc, Term Loan B			Brown Jordan International Inc, Term Loan
3.75%, 10/16/2023(j)	334	337	6.79%, 01/31/2023(j)	2,000	1,990

Diversified Financial Services - 0.04%			Insurance - 0.53%
Aptean Holdings Inc, Term Loan			Asurion LLC, Term Loan
6.00%, 12/15/2022(j)	1,000	1,014	8.50%, 02/19/2021(j)	4,449	4,510
			Confie Seguros Holding II Co, Term Loan
			10.25%, 05/08/2019 (j)	1,800	1,783
Electric - 0.33%
Calpine Corp, Term Loan B8			Confie Seguros Holding II Co, Term Loan B
0.00%, 12/31/2019(j),(o)	2,000	1,998	5.75%, 04/13/2022(j)	2,935	2,947
Chief Power Finance LLC, Term Loan B			Cunningham Lindsey US Inc, Term Loan B
0.00%, 12/31/2020(j),(o)	871	697	5.03%, 10/18/2019(j)	4,402	3,857
Star West Generation LLC, Term Loan B			Lonestar Intermediate Super Holdings LLC,
5.75%, 03/13/2020(j)	5,468	4,949	PIK Term Loan
Vistra Operations Co LLC, Term Loan B2			10.00%, PIK 10.75%, 08/10/2021(j),(k)	615	641
4.02%, 12/13/2023(j)	1,000	1,006	10.00%, PIK 10.75%, 08/10/2021(j),(k)	1,495	1,559
Vistra Operations Co LLC, Term Loan B-					$15,297
EXIT			Internet - 0.18%
3.53%, 08/04/2023(j)	814	818	Ancestry.com Operations Inc, Term Loan B
Vistra Operations Co LLC, Term Loan C-			4.25%, 10/19/2023(j)	1,500	1,517
EXIT			Global Eagle Entertainment Inc, Term Loan
3.53%, 08/04/2023(j)	186	186	B
		$9,654	7.00%, 12/22/2022(j)	3,084	3,074
Energy - Alternate Sources - 0.17%			Uber Technologies Inc, Term Loan B
SunEdison Inc, Term Loan			5.00%, 07/07/2023(j)	599	600
0.00%, 04/22/2017(j),(o)	1,409	821	Zayo Group LLC, Delay-Draw Term Loan
11.75%, 04/26/2017 (j)	2,390	2,395	B3
11.75%, 04/21/2017 (g),(j)	1,374	1,381	0.00%, 01/12/2024(j),(o)	44	45
SunEdison Inc, Term Loan A1			Zayo Group LLC, Term Loan B2
0.00%, 07/02/2018(j),(o)	1,000	312	3.50%, 01/12/2024(j)	92	93
SunEdison Inc, Term Loan A2					$5,329
0.00%, 07/02/2018(j),(o)	409	127	Investment Companies - 0.31%
		$5,036	AI Mistral Luxembourg Subco Sarl, Term
Engineering & Construction - 0.01%			Loan
Engility Corp, Term Loan B2			0.00%, 01/17/2024(j),(o)	1,000	1,002
4.75%, 08/04/2023(j)	235	238	TKC Holdings Inc, Term Loan
			4.75%, 01/31/2023(j)	4,000	4,030
			4.75%, 02/01/2023(j)	1,000	1,007
Entertainment - 0.00%
AMC Entertainment Holdings Inc, Term Loan			8.50%, 01/31/2024(j)	3,000	3,006
B					$9,045
3.53%, 10/31/2023(j)	65	66	Leisure Products & Services - 0.10%
			AMF Bowling Centers Inc, Term Loan
Environmental Control - 0.01%			11.00%, 02/16/2024 (j)	1,500	1,530
GFL Environmental Inc, Term Loan B			AMF Bowling Centers Inc, Term Loan B
3.75%, 09/27/2023(j)	160	160	6.00%, 08/17/2023(j)	1,496	1,501
					$3,031
Food- 0.04%			Leisure Time - 0.01%
Albertsons LLC, Term Loan B4			Travel Leaders Group LLC, Term Loan
3.78%, 08/25/2021(j)	745	754	6.04%, 01/19/2024(j)	244	247
Del Monte Foods Inc, Term Loan B
4.31%, 01/26/2021(j)	469	427
			Lodging - 0.21%
		$1,181	Boyd Gaming Corp, Term Loan B2
			3.76%, 08/16/2023(j)	153	154

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Lodging (continued)				Pharmaceuticals (continued)
Casablanca US Holdings Inc, Term Loan				WD Wolverine Holdings LLC, Term Loan B
0.00%, 02/21/2024(j),(o)		$3,000	$2,955	0.00%, 10/17/2023(j),(o)	$440	$423
0.00%, 02/21/2025(j),(o)		1,500	1,459			$10,512
Diamond Resorts International Inc, Term Loan				Pipelines - 0.01%
B				Southcross Energy Partners LP, Term Loan B
7.00%, 08/17/2023(j)		1,496	1,510	5.25%, 07/29/2021(j)	289	245
			$6,078
Machinery - Construction & Mining - 0.08%				Private Equity - 0.07%
Vertiv Intermediate Holding II Corp, Term				Lightstone Generation LLC, Term Loan
Loan B				6.54%, 12/15/2023(j)	1,826	1,852
6.03%, 09/29/2023(j)		2,423	2,440	6.54%, 12/15/2023(j)	174	176
						$2,028
Media- 0.04%				Retail - 0.30%
Altice US Finance I Corp, Term Loan B				Bass Pro Group LLC, Term Loan B
3.78%, 01/21/2025(j)		57	58	5.97%, 11/15/2023(j)	725	696
CBS Radio Inc, Term Loan B				Cheddar's Casual Cafe Inc, Term Loan A
4.50%, 10/06/2023(j)		217	219	4.28%, 12/20/2023(j)	1,000	995
CSC Holdings LLC, Term Loan B				Comfort Holding LLC, Term Loan
3.77%, 09/06/2021(j)		45	45	0.00%, 02/02/2024(j),(o)	1,500	1,498
Virgin Media Bristol LLC, Term Loan I				Harbor Freight Tools USA Inc, Term Loan
3.52%, 01/31/2025(j)		530	532	3.78%, 08/16/2023(j)	279	279
Ziggo Secured Finance Partnership, Term				Innovative XCessories & Services LLC, Term
Loan E				Loan
0.00%, 04/15/2025(j),(o)		425	427	5.75%, 11/23/2022(j)	1,000	1,008
			$1,281	Interior Logic Group Inc, Term Loan
Metal Fabrication & Hardware - 0.05%				0.00%, 02/28/2024(j),(o)	2,000	1,950
Crosby US Acquisition Corp, Term Loan				Men's Wearhouse Inc/The, Term Loan B
4.05%, 11/06/2020(j)		194	178	4.53%, 04/15/2021(j)	244	238
Eco-Bat Technologies Ltd, PIK Term Loan				PetSmart Inc, Term Loan B
11.00%, PIK 11.00%, 03/31/2017(j),(k)	EUR	5,610	1,388	4.00%, 03/11/2022(j)	582	573
			$1,566	Serta Simmons Bedding LLC, Term Loan
				4.54%, 10/20/2023(j)	613	615
Miscellaneous Manufacturers - 0.02%
Gates Global LLC, Term Loan B				Steinway Musical Instruments Inc, Term Loan
4.25%, 06/11/2021(j)		$620	620	B
				4.79%, 09/19/2019(j)	702	652
Office & Business Equipment - 0.21%				Talbots Inc/The, Term Loan B
Eastman Kodak Co, Term Loan EXIT				5.50%, 03/13/2020(j)	287	257
7.25%, 09/03/2019(j)		5,968	5,975			$8,761
				Semiconductors - 0.01%
Oil & Gas - 0.12%				Cavium Inc, Term Loan B
California Resources Corp, Term Loan				3.78%, 08/10/2022(j)	153	154
11.37%, 12/31/2021 (j)		695	783
Chesapeake Energy Corp, Term Loan 1.5				Software - 0.49%
8.55%, 08/17/2021(j)		546	589	Cengage Learning Inc, Term Loan B
Gulf Finance LLC, Term Loan B				5.25%, 06/07/2023(j)	516	486
6.25%, 08/17/2023(j)		1,803	1,830	Donnelley Financial Solutions Inc, Term Loan
MEG Energy Corp, Term Loan B				B
4.54%, 12/31/2023(j)		75	75	5.00%, 09/26/2023(j)	227	229
Pacific Drilling SA, Term Loan B				DTI Holdco Inc, Term Loan B
4.50%, 05/18/2018(j)		464	210	6.27%, 09/23/2023(j)	2,757	2,749
			$3,487	Evergreen Skills Lux Sarl, Term Loan
				4.02%, 04/08/2021(j)	58	58
Oil & Gas Services - 0.02%
CGG Holding US Inc, Term Loan				EVO Payments International LLC, Term
6.50%, 05/15/2019(j)		650	628	Loan
				6.00%, 12/08/2023(j)	2,000	2,025
Packaging & Containers - 0.04%				Genesys Telecommunications Laboratories
Proampac PG Borrower LLC, Term Loan				Inc, Term Loan B
9.56%, 11/28/2024(j)		1,000	1,015	5.02%, 12/01/2023(j)	2,000	2,023
				Greenway Health LLC, Term Loan
				0.00%, 02/16/2024(j),(o)	346	348
Pharmaceuticals - 0.36%
Change Healthcare Holdings LLC, Term				Information Resources Inc, Term Loan
Loan				5.25%, 12/20/2023(j)	2,000	2,024
0.00%, 02/03/2024(j),(o)		476	478	LANDesk Software Group Inc, Term Loan
HLF Financing Sarl, Term Loan B				5.25%, 01/19/2024(j)	2,000	2,010
0.00%, 02/13/2023(j),(o)		1,230	1,231	Rackspace Hosting Inc, Term Loan B
inVentiv Group Holdings Inc, Term Loan B				4.51%, 10/26/2023(j)	205	207
4.79%, 09/29/2023(j)		1,140	1,147	Ramundsen Holdings LLC, Term Loan
Valeant Pharmaceuticals International Inc,				5.25%, 01/19/2024(j)	488	493
Term Loan BF1				Veritas US Inc, Term Loan B1
5.50%, 03/11/2022(j)		7,188	7,233	0.00%, 01/27/2023(j),(o)	1,442	1,438
						$14,090

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				Maturity
(continued)	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 8.76%	Amount (000's)	Value(000	's)
Telecommunications - 0.24%				Banks- 8.76%
Consolidated Communications Inc, Term				Barclays Bank PLC Repurchase Agreement;	$3,361	$3,366
Loan				(1.50)% dated 01/19/2017 (collateralized
0.00%, 10/05/2023(j),(o)	$240	$241		by VimpelCom Holdings BV; $3,161,955;
Global Tel*Link Corp, Term Loan				5.95%; dated 02/13/23)(t)
5.00%, 05/23/2020(j)	1,278	1,271		Merrill Lynch Repurchase Agreement on	1,102	1,102
9.00%, 11/23/2020(j)	2,500	2,431		securities sold short; 0.10% dated
GTT Communications Inc, Term Loan				01/05/2017 (collateralized by Colombia
5.00%, 12/13/2023(j)	130	132		Government International Bond;
Integra Telecom Holdings Inc, Term Loan B				$1,098,299; 4.00%; dated 02/26/24)(t)
5.27%, 08/14/2020(j)	1,130	1,130		Merrill Lynch Repurchase Agreement on	1,201	1,200
Securus Technologies Holdings Inc, Term				securities sold short; 0.20% dated
Loan				01/23/2017 (collateralized by Turkey
9.00%, 04/30/2021(j)	932	923		Government International Bond;
Sprint Communications Inc, Term Loan				$1,201,887; 7.38%; dated 02/05/25)(t)
3.31%, 01/31/2024(j)	675	676		Merrill Lynch Repurchase Agreement on	1,201	1,200
		$6,804		securities sold short; 0.20% dated
Transportation - 0.12%				01/23/2017 (collateralized by Turkey
Daseke Inc, Delay-Draw Term Loan				Government International Bond;
0.00%, 02/02/2024(j),(o)	128	129		$1,201,887; 7.38%; dated 02/05/25)(t)
Daseke Inc, Term Loan				Merrill Lynch Repurchase Agreement on	1,206	1,206
0.00%, 02/02/2024(j),(o)	321	322		securities sold short; 0.20% dated
REP WWEX Acquisition Parent LLC, Term				01/25/2017 (collateralized by Turkey
Loan				Government International Bond;
5.53%, 02/02/2024(j)	2,000	2,015		$1,201,887; 7.38%; dated 02/05/25)(t)
SIRVA Worldwide Inc, Term Loan				Merrill Lynch Repurchase Agreement on	1,472	1,472
7.52%, 11/18/2022(j)	1,000	978		securities sold short; 0.25% dated
		$3,444		12/15/2016 (collateralized by Turkey
Trucking & Leasing - 0.02%				Government International Bond;
Avolon TLB Borrower 1 Luxembourg Sarl,				$1,480,112; 7.38%; dated 02/05/25)(t)
Term Loan B2				Merrill Lynch Repurchase Agreement on	1,042	1,042
0.00%, 01/20/2022(j),(o)	430	437		securities sold short; (0.25)% dated
				01/27/2017 (collateralized by Colombia
TOTAL SENIOR FLOATING RATE INTERESTS		$174,332		Government International Bond;
U.S. GOVERNMENT & GOVERNMENT	Principal			$1,083,616; 5.00%; dated 06/15/45)(t)
AGENCY OBLIGATIONS - 8.68%	Amount (000's)	Value(000	's)	Merrill Lynch Repurchase Agreement on	1,196	1,195
Federal National Mortgage Association (FNMA) - 0.48%				securities sold short; 0.40% dated
3.00%, 03/01/2047(p)	$14,000	$13,906		01/09/2017 (collateralized by Turkey
				Government International Bond;
				$1,200,760; 7.38%; dated 02/05/25)(t)
U.S. Treasury - 7.59%
0.75%, 04/30/2018(q)	1,000	997		Merrill Lynch Repurchase Agreement on	582	587
0.75%, 09/30/2018(n)	3,060	3,043		securities sold short; (1.85)% dated
0.75%, 10/31/2018	5,090	5,057		09/20/2016 (collateralized by Republic of
0.75%, 08/15/2019	10,590	10,439		South Africa Government International
				Bond; $549,570; 5.38%; dated 07/24/44) (t)
1.00%, 09/15/2018	24,700	24,661
1.00%, 11/30/2018(n)	11,402	11,372		Merrill Lynch Repurchase Agreement on	606	610
1.13%, 02/28/2021(n)	5,578	5,443		securities sold short; (1.85)% dated
1.38%, 12/15/2019(n)	26,633	26,588		10/14/2016 (collateralized by Republic of
1.50%, 03/31/2023(n)	2,717	2,625		South Africa Government International
1.75%, 05/15/2023(n)	6,885	6,742		Bond; $600,188; 5.38%; dated 07/24/44) (t)
2.00%, 11/15/2026	444	430		Merrill Lynch Repurchase Agreement on	2,054	2,054
2.25%, 01/31/2024(n)	1,143	1,148		securities sold short; 0.41% dated
2.25%, 11/15/2024(n)	32,940	32,905		02/28/2017 maturing 03/01/2017
2.25%, 08/15/2046	975	834		(collateralized by United States Treasury
2.88%, 11/15/2046(n)	1,947	1,909		Note/Bond; $2,050,557; 1.88%; dated
3.00%, 05/15/2045(n)	8,395	8,424		01/31/22)
3.13%, 02/15/2042(n)	10,384	10,702		Merrill Lynch Repurchase Agreement on	1,225	1,225
3.38%, 05/15/2044(n)	25,567	27,521		securities sold short; 0.46% dated
3.63%, 08/15/2043(n)	5,421	6,091		02/28/2017 maturing 03/01/2017
3.63%, 02/15/2044(n)	11,749	13,205		(collateralized by United States Treasury
3.75%, 11/15/2043(n)	3,174	3,646		Note/Bond; $1,224,318; 1.38%; dated
4.63%, 02/15/2040(n)	12,373	16,008		01/15/20)
		$219,790		Merrill Lynch Repurchase Agreement on	5,526	5,526
				securities sold short; 0.47% dated
U.S. Treasury Bill - 0.29%
0.46%, 03/02/2017(r)	7,500	7,500		02/28/2017 maturing 03/01/2017
0.59%, 07/13/2017(q),(r)	850	848		(collateralized by United States Treasury
				Note/Bond; $5,517,771; 2.00%; dated
		$8,348		12/31/21)
U.S. Treasury Strip - 0.32%				Merrill Lynch Repurchase Agreement on	12,087	12,087
0.00%, 02/15/2044(b),(j),(s)	15,617	6,871
0.00%, 05/15/2044(b),(s)	5,177	2,259		securities sold short; 0.47% dated
				02/28/2017 maturing 03/01/2017
		$9,130		(collateralized by United States Treasury
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Inflation Indexed Bonds; $12,078,020;
OBLIGATIONS		$251,174		1.25%; dated 07/15/20)

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

REPURCHASE AGREEMENTS	Maturity		REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Merrill Lynch Repurchase Agreement on	$3,016	$3,016	Merrill Lynch Repurchase Agreement on	$36,924	$36,923
securities sold short; 0.47% dated			securities sold short; 0.53% dated
02/28/2017 maturing 03/01/2017			02/28/2017 maturing 03/01/2017
(collateralized by United States Treasury			(collateralized by United States Treasury
Note/Bond; $3,012,881; 2.25%; dated			Note/Bond; $36,868,278; 2.75%; dated
12/31/23)			11/15/23)
Merrill Lynch Repurchase Agreement on	1,380	1,380	Merrill Lynch Repurchase Agreement on	5,244	5,244
securities sold short; 0.47% dated			securities sold short; 0.54% dated
02/28/2017 maturing 03/01/2017			02/28/2017 maturing 03/01/2017
(collateralized by United States Treasury			(collateralized by United States Treasury
Note/Bond; $1,377,666; 2.13%; dated			Note/Bond; $5,241,083; 2.50%; dated
11/30/23)			05/15/46)
Merrill Lynch Repurchase Agreement on	1,880	1,880	Merrill Lynch Repurchase Agreement; 0.54%	34,285	34,284
securities sold short; 0.48% dated			dated 02/28/2017 maturing 03/01/2017
02/28/2017 maturing 03/01/2017			(collateralized by United States Treasury
(collateralized by United States Treasury			Note/Bond; $34,276,188; 3.00%; dated
Note/Bond; $1,879,682; 3.00%; dated			11/15/45)
02/15/47)					$253,426
Merrill Lynch Repurchase Agreement on	3,684	3,684	TOTAL REPURCHASE AGREEMENTS		$253,426
securities sold short; 0.49% dated			TOTAL PURCHASED OPTIONS - 0.15%		$4,269
02/28/2017 maturing 03/01/2017			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
(collateralized by United States Treasury			0.00%		$23
Note/Bond; $3,680,257; 1.75%; dated			Total Investments		$3,135,576
11/30/21)			Other Assets and Liabilities - (8.33)%		$(241,174)
Merrill Lynch Repurchase Agreement on	6,665	6,665	TOTAL NET ASSETS - 100.00%		$2,894,402
securities sold short; 0.49% dated
02/28/2017 maturing 03/01/2017
(collateralized by United States Treasury			(a) Security or a portion of the security was pledged as collateral for short
Note/Bond; $6,650,991; 1.13%; dated			sales. At the end of the period, the value of these securities totaled
08/31/21)			$100,916 or 3.49% of net assets.
Merrill Lynch Repurchase Agreement on	1,113	1,113	(b) Non-Income Producing Security
securities sold short; 0.49% dated			(c) Security or a portion of the security was pledged to cover margin
02/28/2017 maturing 03/01/2017			requirements for options contracts. At the end of the period, the value of
(collateralized by United States Treasury			these securities totaled $7,662 or 0.26% of net assets.
Note/Bond; $1,111,234; 1.38%; dated			(d) Security exempt from registration under Rule 144A of the Securities Act of
02/15/20)			1933. These securities may be resold in transactions exempt from
Merrill Lynch Repurchase Agreement on	17,662	17,661	registration, normally to qualified institutional buyers. At the end of the
securities sold short; 0.49% dated			period, the value of these securities totaled $294,040 or 10.16% of net
02/28/2017 maturing 03/01/2017			assets.
(collateralized by United States Treasury			(e) Security is Illiquid. At the end of the period, the value of these securities
Note/Bond; $17,658,131; 3.13%; dated			totaled $60,378 or 2.09% of net assets.
11/15/41)			(f) Restricted Security. Please see Restricted Security Sub-Schedule for more
Merrill Lynch Repurchase Agreement on	38,131	38,130	information.
securities sold short; 0.50% dated			(g) Fair value of these investments is determined in good faith by the Manager
02/28/2017 maturing 03/01/2017			under procedures established and periodically reviewed by the Board of
(collateralized by United States Treasury			Directors. Certain inputs used in the valuation may be unobservable;
Note/Bond; $38,094,871; 2.75%; dated			however, each security is evaluated individually for purposes of ASC 820
11/15/42)			which results in not all securities being identified as Level 3 of the fair
Merrill Lynch Repurchase Agreement on	12,389	12,389	value hierarchy. At the end of the period, the fair value of these securities
securities sold short; 0.50% dated			totaled $20,828 or 0.72% of net assets.
02/28/2017 maturing 03/01/2017			(h) Security or a portion of the security was pledged to cover margin
(collateralized by United States Treasury			requirements for swap and/or swaption contracts. At the end of the period,
Inflation Indexed Bonds; $12,382,149;			the value of these securities totaled $24,597 or 0.85% of net assets.
0.63%; dated 07/15/21)			(i) Perpetual security. Perpetual securities pay an indefinite stream of
Merrill Lynch Repurchase Agreement on	36,615	36,614	interest, but they may be called by the issuer at an earlier date.
securities sold short; 0.52% dated			(j) Variable Rate. Rate shown is in effect at February 28, 2017.
02/28/2017 maturing 03/01/2017			(k) Payment in kind; the issuer has the option of paying additional securities
(collateralized by United States Treasury			in lieu of cash.
Inflation Indexed Bonds; $36,558,756;			(l) Security purchased on a when-issued basis.
0.13%; dated 04/15/21)			(m) Security is an Interest Only Strip
Merrill Lynch Repurchase Agreement; 0.52%	10,215	10,215	(n) Security or portion of the security was pledged as collateral for reverse
dated 02/28/2017 maturing 03/01/2017			repurchase agreements. At the end of the period, the value of these
(collateralized by United States Treasury			securities totaled $161,062 or 5.56% of net assets.
Note/Bond; $10,200,247; 1.88%; dated			(o) This Senior Floating Rate Note will settle after February 28, 2017, at
02/28/22)			which time the interest rate will be determined.
Merrill Lynch Repurchase Agreement on	10,356	10,356	(p) Security was purchased in a "to-be-announced" ("TBA") transaction. See
securities sold short; 0.52% dated			Notes to Financial Statements for additional information.
02/28/2017 maturing 03/01/2017			(q) Security or a portion of the security was pledged to cover margin
(collateralized by United States Treasury			requirements for futures contracts. At the end of the period, the value of
Note/Bond; $10,341,223; 1.88%; dated			these securities totaled $1,596 or 0.06% of net assets.
02/28/22)			(r) Rate shown is the discount rate of the original purchase.
(s) Security is a Principal Only Strip.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

(t)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.

Portfolio Summary (unaudited)
Sector	Percent
Financial	21.99%
Government	17.52%
Investment Companies	16.57%
Consumer, Non-cyclical	9.95%
Consumer, Cyclical	7.05%
Communications	5.90%
Industrial	5.77%
Technology	5.77%
Energy	5.69%
Basic Materials	4.20%
Mortgage Securities	3.38%
Asset Backed Securities	2.46%
Utilities	1.77%
Diversified	0.16%
Purchased Options	0.15%
Purchased Interest Rate Swaptions	0.00%
Investments Sold Short	(20.52)%
Other Assets and Liabilities	12.19%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Airbnb, Inc	06/24/2015	$157	$177	0.01%
Birst Inc	03/03/2015	123	111	0.00%
BXHTL Mezzanine Trust	06/19/2015	1,100	1,070	0.04%
Centennial Resource Development Inc/DE	12/19/2016	233	301	0.01%
Cloudera Inc	02/05/2014	55	71	0.00%
DraftKings Inc	12/04/2014	52	63	0.00%
DraftKings Inc Term Notes	12/22/2015	27	35	0.00%
Dropbox Inc	01/28/2014	51	38	0.00%
Element Comm Aviation	06/15/2015	2,800	2,768	0.10%
Forescout Tech Inc	11/24/2015	109	108	0.00%
Forward Venture Services LLC	11/20/2014	170	239	0.01%
GCA2014 Holdings Ltd - Class C	12/18/2014	598	377	0.01%
GCA2014 Holdings Ltd - Class D	12/18/2014	236	68	0.00%
GCA2014 Holdings Ltd - Class E	12/18/2014	950	3	0.00%
General Assembly Space, Inc	07/31/2015	107	107	0.00%
Global Container Assets Ltd	01/23/2015	357	343	0.01%
Jand Inc	04/23/2015	43	36	0.00%
Jand Inc	04/23/2015	19	13	0.00%
Klarna Holding AB	08/07/2015	89	86	0.00%
Lithium Technologies Inc	04/16/2015	290	297	0.01%
Marklogic Corp	04/27/2015	172	157	0.01%
Motel 6 Trust 2015-M6MZ	02/23/2015	2,795	2,828	0.10%
Nutanix Inc	08/25/2014	48	107	0.00%
OGX Austria GmbH	10/27/2011	573	—	0.00%
OGX Austria GmbH	03/27/2012	993	—	0.00%
Pinterest Inc	03/16/2015	627	556	0.02%
Redfin Corp	12/15/2014	97	111	0.00%
Safeway, Inc. - CVR - Property Development	04/13/2015	1	—	0.00%
Centers
Trade Desk Preferred	02/09/2016	89	241	0.01%
Uber Technologies Inc	06/05/2014	236	741	0.03%
Veracode Inc	08/26/2014	111	179	0.01%
WeWork Cos Inc	12/08/2014	16	49	0.00%
WeWork Cos Inc Series D-1	12/08/2014	81	244	0.01%
WeWork Cos Inc Series D-2	12/08/2014	64	192	0.01%
Working Capital Solutions Funding LCC	12/29/2016	2,400	2,400	0.08%
Zuora Inc	01/15/2015	156	168	0.01%

Total				0.49%
Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Credit Default Swaps

Buy Protection
		Implied
		Credit Spread
		as of	(Pay)/				Upfront	Unrealized
		February 28,	Receive	Expiration		Notional	Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	2017 (a)	Fixed Rate	Date		Amount	Paid/(Received)	(Depreciation)	Asset	Liability
Bank of America NA	Turkey Government	2.39%	(1.00)%	12/20/2021		$2,225	$165	$(28)	$137	$—
	International Bond
Barclays Bank PLC	Enel SpA	1.04%	(1.00)%	12/20/2021	EUR	1,150	6	(4)	2	—
Barclays Bank PLC	ITRAXX.ASIA	N/A	(1.00)%	06/20/2021		$1,110	19	(28)	—	(9)
Barclays Bank PLC	Korea International	0.46%	(1.00)%	12/20/2021		575	(14)	—	—	(14)
	Bond
Citigroup Inc	Mexico Government	1.41%	(1.00)%	12/20/2021		12,500	365	(133)	232	—
	International Bond
Citigroup Inc	Republic of South	1.90%	(1.00)%	12/20/2021		6,000	285	(42)	243	—
	Africa Government
	International Bond
Citigroup Inc	Republic of South	1.90%	(1.00)%	12/20/2021		8,500	343	1	344	—
	Africa Government
	International Bond
Citigroup Inc	Turkey Government	2.39%	(1.00)%	12/20/2021		12,500	963	(194)	769	—
	International Bond
Citigroup Inc	Turkey Government	2.39%	(1.00)%	12/20/2021		300	21	(3)	18	—
	International Bond
Deutsche Bank AG	CDX.EM.26	N/A	(1.00)%	12/20/2021		1,425	78	(6)	72	—
Deutsche Bank AG	China Government	0.83%	(1.00)%	06/20/2021		1,200	5	(13)	—	(8)
	International Bond
Deutsche Bank AG	Korea International	0.46%	(1.00)%	12/20/2021		800	(19)	(1)	—	(20)
	Bond
Deutsche Bank AG	Korea International	0.46%	(1.00)%	12/20/2021		2,250	(56)	—	—	(56)
	Bond
Goldman Sachs & Co	Assured Guaranty	1.48%	(5.00)%	12/20/2021		6,000	(872)	(74)	—	(946)
	Municipal Corp
Goldman Sachs & Co	Gap Inc/The	2.75%	(1.00)%	12/20/2021		6,000	621	(161)	460	—
Goldman Sachs & Co	Goodyear Tire &	1.35%	(5.00)%	12/20/2021		2,000	(300)	(30)	—	(330)
	Rubber Co/The
Goldman Sachs & Co	Hertz Corp/The	5.27%	(5.00)%	12/20/2021		2,000	(67)	89	22	—
Goldman Sachs & Co	International Lease	1.00%	(5.00)%	12/20/2021		6,000	(1,015)	(75)	—	(1,090)
	Finance Corp
Goldman Sachs & Co	JC Penny Corp Inc	6.39%	(5.00)%	12/20/2021		2,000	51	59	110	—
Goldman Sachs & Co	Kohl's Corp	2.09%	(1.00)%	12/20/2021		3,000	180	(35)	145	—
Goldman Sachs & Co	Nordstrom Inc	1.48%	(1.00)%	12/20/2021		3,000	77	(12)	65	—
Goldman Sachs & Co	Staples Inc	1.84%	(1.00)%	12/20/2021		4,000	252	(102)	150	—
HSBC Securities Inc	Colombia	1.40%	(1.00)%	12/20/2021		12,500	305	(81)	224	—
	Government
	International Bond
HSBC Securities Inc	Federation of	1.09%	(1.00)%	12/20/2021		16,700	524	(454)	70	—
	Malaysia
HSBC Securities Inc	Korea International	0.46%	(1.00)%	12/20/2021		32,000	(777)	(26)	—	(803)
	Bond
HSBC Securities Inc	Turkey Government	2.39%	(1.00)%	12/20/2021		12,500	1,009	(240)	769	—
	International Bond
JP Morgan Chase	Enel SpA	1.04%	(1.00)%	12/20/2021	EUR	1,150	7	(5)	2	—
JP Morgan Chase	Intesa Sanpaolo SpA	1.43%	(1.00)%	12/20/2021		1,150	38	(13)	25	—
JP Morgan Chase	Intesa Sanpaolo SpA	1.43%	(1.00)%	12/20/2021		1,150	42	(17)	25	—
Morgan Stanley & Co	ITRAXX.ASIA	N/A	(1.00)%	06/20/2021		$2,260	39	(57)	—	(18)
Total							$2,275	$(1,685)	$3,884	$ (3,294)

Sell Protection
		Implied
		Credit Spread
		as of	(Pay)/				Upfront	Unrealized
		February 28,	Receive	Expiration		Notional	Premiums	Appreciation/	Fair Value (c)
Counterparty (Issuer)	Reference Entity	2017 (a)	Fixed Rate	Date	Amount (b)		Paid/(Received)	(Depreciation)	Asset	Liability
Citigroup Inc	Argentine Republic	3.30%	5.00%	06/20/2021		$10,000	$453	$219	$672	$—
	Government
	International Bond
Citigroup Inc	Russian Foreign	2.48%	1.00%	12/20/2026		15,000	(1,771)	10	—	(1,761)
	Bond - Eurobond
HSBC Securities Inc	Croatia Government	1.42%	1.00%	09/20/2020		10,000	(543)	399	—	(144)
	International Bond
Total							$(1,861)	$628	$672	$ (1,905)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		Implied
		Credit Spread
		as of		(Pay)/				Upfront		Unrealized
		February 28,		Receive	Expiration		Notional	Premiums		Appreciation/
	Reference Entity	2017	(a)	Fixed Rate	Date		Amount	Paid/(Received)		(Depreciation)	Fair Value
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021		$7,326	$(288	) $	(278)	$(566)
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021		1,421	(93)		(17)	(110)
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021		2,525	(99)		(96)	(195)
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021		2,426	(95)		(92)	(187)
	ITX.EX.5.26	N/A		(5.00)%	12/20/2021	EUR	8,000	(610)		(159)	(769)
Total								$(1,185	) $	(642)	$(1,827)

Sell Protection
		Implied
		Credit Spread
		as of		(Pay)/				Upfront		Unrealized
		February 28,		Receive	Expiration		Notional	Premiums		Appreciation/
	Reference Entity	2017	(a)	Fixed Rate	Date	Amount (b)		Paid/(Received)		(Depreciation)	Fair Value (c)
	CDX.NA.HY.27	N/A		5.00%	12/20/2021		$6,509	$314		$190	$504
	ITX.EX.5.25	N/A		5.00%	12/20/2021	EUR	8,503	769		49	818
Total								$1,083		$239	$1,322

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $41,509 and 8,503 EUR.

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/17/2017	AUD	119,448,000	$89,603	$91,535	$1,935	$(3)
Bank of America NA	03/17/2017	CAD	200,543,000	152,925	151,018	5	(1,912)
Bank of America NA	03/17/2017	CHF	56,644,000	56,508	56,462	143	(189)
Bank of America NA	03/17/2017	EUR	31,117,000	32,950	32,988	121	(83)
Bank of America NA	03/17/2017	GBP	34,872,000	43,409	43,284	113	(238)
Bank of America NA	03/17/2017	JPY	4,460,204,000	39,166	39,732	567	(1)
Bank of America NA	03/17/2017	MXN	102,204,000	5,083	5,076	33	(40)
Bank of America NA	03/17/2017	NZD	37,317,000	26,730	26,862	166	(34)
Bank of New York Mellon	03/15/2017	CHF	13,000,000	13,055	12,956	—	(99)
Bank of New York Mellon	03/15/2017	EUR	985,000	1,030	1,044	14	—
Bank of New York Mellon	04/07/2017	EUR	5,099,142	5,405	5,411	6	—
Bank of New York Mellon	12/05/2017	EUR	1,825,640	1,979	1,963	—	(16)
Barclays Bank PLC	03/02/2017	TRY	687,703	189	189	—	—
Barclays Bank PLC	03/03/2017	EUR	2,642,500	2,796	2,800	4	—
Barclays Bank PLC	03/03/2017	SEK	9,855,321	1,088	1,092	4	—
Barclays Bank PLC	03/07/2017	CNY	469,908	68	68	—	—
Barclays Bank PLC	03/07/2017	EUR	4,428,300	4,743	4,693	—	(50)
Barclays Bank PLC	03/07/2017	GBP	1,426,218	1,784	1,770	—	(14)
Barclays Bank PLC	03/07/2017	JPY	15,481,902	138	138	—	—
Barclays Bank PLC	03/07/2017	NOK	8,250,160	988	984	—	(4)
Barclays Bank PLC	03/07/2017	SEK	27,535,408	3,130	3,051	—	(79)
Barclays Bank PLC	03/09/2017	KRW	1,779,871,200	1,578	1,573	—	(5)
Barclays Bank PLC	03/20/2017	BRL	1,432,221	438	458	20	—
Barclays Bank PLC	03/24/2017	CAD	2,546,962	1,944	1,918	—	(26)
Barclays Bank PLC	03/27/2017	AUD	92,000	71	70	—	(1)
Barclays Bank PLC	03/27/2017	BRL	659,694	202	211	9	—
Barclays Bank PLC	03/27/2017	CNY	7,246,786	1,041	1,054	13	—
Barclays Bank PLC	03/27/2017	EUR	965,014	1,028	1,023	2	(7)
Barclays Bank PLC	03/27/2017	JPY	198,659,194	1,747	1,771	24	—
Barclays Bank PLC	03/27/2017	KRW	206,250,851	177	182	5	—
Barclays Bank PLC	03/27/2017	MXN	20,385,167	956	1,011	55	—
Barclays Bank PLC	03/27/2017	NZD	522,000	377	376	—	(1)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	03/27/2017	PHP	170,535,821	$3,441	$3,387	$3	$(57)
Barclays Bank PLC	03/27/2017	SEK	6,752,655	752	749	—	(3)
Barclays Bank PLC	03/27/2017	ZAR	5,506,916	398	418	20	—
Barclays Bank PLC	04/17/2017	TRY	22,937,817	6,217	6,224	58	(51)
Barclays Bank PLC	04/24/2017	COP	2,266,439,988	758	769	11	—
Barclays Bank PLC	04/24/2017	MXN	61,980,190	3,049	3,062	42	(29)
Barclays Bank PLC	04/24/2017	TRY	1,139,836	309	309	—	—
Barclays Bank PLC	08/10/2017	KRW	1,802,089,050	1,578	1,593	15	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,086	1,020	—	(66)
Barclays Bank PLC	09/25/2017	GBP	775,615	1,022	968	—	(54)
Barclays Bank PLC	11/03/2017	EUR	1,454,910	1,654	1,562	—	(92)
Citigroup Inc	03/15/2017	AUD	35,143,000	26,233	26,933	702	(2)
Citigroup Inc	03/15/2017	BRL	15,397,814	4,394	4,934	541	(1)
Citigroup Inc	03/15/2017	CAD	24,581,217	18,584	18,511	27	(100)
Citigroup Inc	03/15/2017	CHF	6,373,998	6,341	6,352	18	(7)
Citigroup Inc	03/15/2017	CLP	1,071,334,180	1,627	1,646	26	(7)
Citigroup Inc	03/15/2017	CNY	4,879,909	709	710	2	(1)
Citigroup Inc	03/15/2017	COP	709,072,000	233	241	8	—
Citigroup Inc	03/15/2017	CZK	35,000,000	1,375	1,373	3	(5)
Citigroup Inc	03/15/2017	DKK	2,935,000	424	419	—	(5)
Citigroup Inc	03/15/2017	EUR	20,854,306	22,170	22,107	23	(86)
Citigroup Inc	03/15/2017	GBP	9,950,871	12,380	12,351	28	(57)
Citigroup Inc	03/15/2017	HKD	11,595,000	1,496	1,494	—	(2)
Citigroup Inc	03/15/2017	IDR	6,406,832,000	470	480	10	—
Citigroup Inc	03/15/2017	ILS	4,327,172	1,150	1,189	39	—
Citigroup Inc	03/15/2017	INR	175,904,000	2,592	2,633	41	—
Citigroup Inc	03/15/2017	JPY	1,497,064,003	13,172	13,334	167	(5)
Citigroup Inc	03/15/2017	KRW	13,921,672,000	11,950	12,299	349	—
Citigroup Inc	03/15/2017	MXN	197,632,000	9,467	9,817	350	—
Citigroup Inc	03/15/2017	NOK	67,702,002	8,075	8,078	20	(17)
Citigroup Inc	03/15/2017	NZD	31,687,997	22,482	22,813	338	(7)
Citigroup Inc	03/15/2017	PHP	36,984,528	737	736	2	(3)
Citigroup Inc	03/15/2017	PLN	19,560,000	4,732	4,810	90	(12)
Citigroup Inc	03/15/2017	SEK	101,851,117	11,310	11,293	50	(67)
Citigroup Inc	03/15/2017	SGD	8,990,236	6,328	6,416	88	—
Citigroup Inc	03/15/2017	TRY	15,246,000	4,015	4,174	168	(9)
Citigroup Inc	03/15/2017	TWD	34,465,997	1,090	1,123	33	—
Citigroup Inc	03/15/2017	ZAR	86,742,998	6,179	6,599	420	—
Citigroup Inc	03/16/2017	HUF	933,534,002	3,213	3,212	6	(7)
Citigroup Inc	04/05/2017	EUR	1,500	2	2	—	—
Citigroup Inc	06/21/2017	AUD	10,809,266	8,291	8,265	—	(26)
Citigroup Inc	06/21/2017	CAD	12,054,180	9,189	9,088	—	(101)
Citigroup Inc	06/21/2017	CLP	12,521,000	19	19	—	—
Citigroup Inc	06/21/2017	COP	478,102,921	163	161	—	(2)
Citigroup Inc	06/21/2017	GBP	280,000	352	348	—	(4)
Citigroup Inc	06/21/2017	HKD	4,652,533	600	600	—	—
Citigroup Inc	06/21/2017	HUF	39,441,000	136	136	—	—
Citigroup Inc	06/21/2017	IDR	2,037,629,629	150	150	—	—
Citigroup Inc	06/21/2017	ILS	260,000	71	72	1	—
Citigroup Inc	06/21/2017	INR	12,366,000	183	183	—	—
Citigroup Inc	06/21/2017	JPY	518,635,930	4,641	4,641	6	(6)
Citigroup Inc	06/21/2017	KRW	2,863,648,000	2,529	2,529	1	(1)
Citigroup Inc	06/21/2017	MXN	88,616,127	4,413	4,343	—	(70)
Citigroup Inc	06/21/2017	NOK	18,887,946	2,261	2,256	—	(5)
Citigroup Inc	06/21/2017	NZD	9,461,710	6,793	6,791	7	(9)
Citigroup Inc	06/21/2017	PLN	3,853,378	944	947	3	—
Citigroup Inc	06/21/2017	SGD	199,000	142	142	—	—
Citigroup Inc	06/21/2017	TRY	3,688,465	998	984	—	(14)
Citigroup Inc	06/21/2017	TWD	18,293,000	599	600	1	—
Citigroup Inc	06/21/2017	ZAR	29,630,254	2,244	2,216	—	(28)
HSBC Securities Inc	03/24/2017	BRL	12,700,000	4,078	4,061	—	(17)
HSBC Securities Inc	03/24/2017	MXN	192,000,000	9,685	9,525	—	(160)
HSBC Securities Inc	03/24/2017	ZAR	66,125,000	5,119	5,023	—	(96)
HSBC Securities Inc	04/26/2017	KZT	1,440,500,000	4,300	4,593	293	—
HSBC Securities Inc	11/22/2017	CNY	70,000,000	9,828	9,980	152	—
Merrill Lynch	03/10/2017	HUF	1,229,565,000	4,258	4,229	—	(29)
Merrill Lynch	09/19/2017	CNY	42,100,000	5,970	6,032	62	—
Morgan Stanley & Co	03/17/2017	SEK	37,275,000	4,178	4,134	—	(44)
Morgan Stanley & Co	03/27/2017	NOK	35,225,000	4,224	4,204	—	(20)
Morgan Stanley & Co	03/28/2017	MXN	59,070,000	2,963	2,929	—	(34)
Morgan Stanley & Co	03/28/2017	NOK	35,170,000	4,218	4,197	—	(21)
Morgan Stanley & Co	05/24/2017	TRY	10,200,000	2,797	2,741	—	(56)
Morgan Stanley & Co	06/01/2017	MXN	56,350,000	2,821	2,770	—	(51)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Total						$7,463	$(4,348)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/17/2017	AUD	63,650,000	$46,266	$48,776	$7	$(2,517)
Bank of America NA	03/17/2017	CAD	136,572,000	103,468	102,845	813	(190)
Bank of America NA	03/17/2017	CHF	71,946,000	71,896	71,714	275	(93)
Bank of America NA	03/17/2017	EUR	73,040,000	78,126	77,432	738	(44)
Bank of America NA	03/17/2017	GBP	52,714,000	66,257	65,430	987	(160)
Bank of America NA	03/17/2017	JPY	6,801,334,000	59,444	60,587	5	(1,148)
Bank of America NA	03/17/2017	MXN	290,284,000	14,154	14,416	—	(262)
Bank of America NA	03/17/2017	NZD	9,195,000	6,590	6,619	24	(53)
Bank of New York Mellon	03/01/2017	ZAR	1,127,380	86	86	—	—
Bank of New York Mellon	03/10/2017	EUR	5,784,650	6,428	6,131	297	—
Bank of New York Mellon	03/15/2017	CHF	14,125,000	13,938	14,078	5	(145)
Bank of New York Mellon	03/15/2017	EUR	8,000,000	8,533	8,480	53	—
Bank of New York Mellon	03/15/2017	GBP	2,000,000	2,548	2,482	66	—
Bank of New York Mellon	03/17/2017	EUR	5,260,250	5,949	5,577	372	—
Bank of New York Mellon	03/17/2017	ZAR	10,518,565	781	800	—	(19)
Bank of New York Mellon	03/31/2017	EUR	5,785,000	6,434	6,137	297	—
Bank of New York Mellon	04/06/2017	EUR	3,480,815	3,706	3,693	13	—
Bank of New York Mellon	04/07/2017	EUR	20,001,388	21,314	21,225	90	(1)
Bank of New York Mellon	05/12/2017	EUR	6,410,750	6,852	6,813	39	—
Bank of New York Mellon	05/19/2017	EUR	6,400,540	6,843	6,805	38	—
Bank of New York Mellon	08/04/2017	EUR	717,235	781	766	15	—
Bank of New York Mellon	09/25/2017	GBP	930,815	1,225	1,161	64	—
Bank of New York Mellon	12/05/2017	EUR	11,670,475	12,639	12,551	88	—
Bank of New York Mellon	01/25/2018	EUR	1,033,785	1,133	1,115	18	—
Bank of New York Mellon	01/26/2018	EUR	512,770	559	553	6	—
Barclays Bank PLC	03/02/2017	TRY	718,432	189	197	—	(8)
Barclays Bank PLC	03/03/2017	EUR	528,500	560	560	—	—
Barclays Bank PLC	03/03/2017	GBP	1,057,000	1,323	1,312	11	—
Barclays Bank PLC	03/03/2017	NZD	2,323,037	1,677	1,673	5	(1)
Barclays Bank PLC	03/07/2017	CAD	821,030	629	618	11	—
Barclays Bank PLC	03/07/2017	EUR	3,383,385	3,617	3,585	32	—
Barclays Bank PLC	03/07/2017	GBP	1,752,996	2,193	2,175	18	—
Barclays Bank PLC	03/07/2017	JPY	71,201,503	630	634	—	(4)
Barclays Bank PLC	03/07/2017	NOK	13,448,299	1,617	1,604	13	—
Barclays Bank PLC	03/08/2017	TRY	555,346	141	152	—	(11)
Barclays Bank PLC	03/09/2017	KRW	3,559,285,318	3,105	3,145	—	(40)
Barclays Bank PLC	03/15/2017	GBP	1,507,000	1,919	1,870	49	—
Barclays Bank PLC	03/27/2017	CAD	494,435	376	372	4	—
Barclays Bank PLC	03/27/2017	EUR	672,114	709	713	—	(4)
Barclays Bank PLC	03/27/2017	KRW	206,250,851	179	182	—	(3)
Barclays Bank PLC	03/27/2017	MXN	12,775,692	617	633	—	(16)
Barclays Bank PLC	03/27/2017	NOK	5,503,700	661	657	4	—
Barclays Bank PLC	03/27/2017	NZD	4,222,000	3,050	3,038	12	—
Barclays Bank PLC	03/27/2017	PHP	227,428,211	4,575	4,517	61	(3)
Barclays Bank PLC	03/27/2017	ZAR	5,216,263	398	396	2	—
Barclays Bank PLC	04/17/2017	TRY	42,561,188	11,167	11,549	10	(392)
Barclays Bank PLC	04/24/2017	COP	2,266,440,000	758	769	—	(11)
Barclays Bank PLC	04/24/2017	MXN	62,345,329	3,047	3,080	21	(54)
Barclays Bank PLC	04/24/2017	TRY	1,137,641	308	308	—	—
Barclays Bank PLC	08/10/2017	KRW	1,802,089,049	1,600	1,593	7	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,091	1,020	71	—
Barclays Bank PLC	09/25/2017	GBP	775,615	1,202	968	234	—
Barclays Bank PLC	11/03/2017	EUR	1,454,910	1,654	1,562	92	—
Citigroup Inc	03/15/2017	AUD	14,971,266	11,204	11,474	19	(289)
Citigroup Inc	03/15/2017	BRL	16,171,000	4,906	5,182	—	(276)
Citigroup Inc	03/15/2017	CAD	12,432,205	9,444	9,361	97	(14)
Citigroup Inc	03/15/2017	CHF	22,225,666	22,057	22,151	2	(96)
Citigroup Inc	03/15/2017	CLP	1,255,292,000	1,880	1,929	3	(52)
Citigroup Inc	03/15/2017	CNY	10,362,000	1,485	1,508	—	(23)
Citigroup Inc	03/15/2017	COP	422,700,921	146	144	2	—
Citigroup Inc	03/15/2017	CZK	42,900,000	1,698	1,684	15	(1)
Citigroup Inc	03/15/2017	DKK	2,935,000	423	419	4	—
Citigroup Inc	03/15/2017	EUR	36,337,852	38,878	38,519	370	(11)
Citigroup Inc	03/15/2017	GBP	12,280,998	15,394	15,243	165	(14)
Citigroup Inc	03/15/2017	HKD	6,945,533	895	895	—	—
Citigroup Inc	03/15/2017	IDR	2,777,560,629	207	208	—	(1)
Citigroup Inc	03/15/2017	ILS	11,085,000	2,916	3,046	—	(130)
Citigroup Inc	03/15/2017	INR	175,904,000	2,564	2,633	—	(69)
Citigroup Inc	03/15/2017	JPY	6,064,575,168	52,994	54,018	1	(1,025)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	03/15/2017	KRW	13,921,672,000	$11,951	$12,299	$—	$(348)
Citigroup Inc	03/15/2017	MXN	158,432,127	7,581	7,870	55	(344)
Citigroup Inc	03/15/2017	NOK	37,554,946	4,426	4,480	5	(59)
Citigroup Inc	03/15/2017	NZD	20,599,710	14,684	14,830	4	(150)
Citigroup Inc	03/15/2017	PHP	37,991,000	755	755	1	(1)
Citigroup Inc	03/15/2017	PLN	10,334,377	2,487	2,542	—	(55)
Citigroup Inc	03/15/2017	SEK	163,710,002	17,986	18,153	1	(168)
Citigroup Inc	03/15/2017	SGD	12,554,000	8,821	8,960	—	(139)
Citigroup Inc	03/15/2017	TRY	14,374,465	3,938	3,936	37	(35)
Citigroup Inc	03/15/2017	TWD	34,465,997	1,096	1,124	—	(28)
Citigroup Inc	03/15/2017	ZAR	51,867,254	3,913	3,946	31	(64)
Citigroup Inc	03/16/2017	HUF	933,534,002	3,198	3,211	7	(20)
Citigroup Inc	04/05/2017	EUR	1,500	2	2	—	—
Citigroup Inc	06/21/2017	BRL	290,813	92	91	1	—
Citigroup Inc	06/21/2017	CAD	312,119	239	236	3	—
Citigroup Inc	06/21/2017	CHF	4,008,332	4,010	4,020	—	(10)
Citigroup Inc	06/21/2017	CLP	158,098,180	244	242	2	—
Citigroup Inc	06/21/2017	CNY	3,801,909	549	549	—	—
Citigroup Inc	06/21/2017	EUR	11,122,931	11,845	11,845	10	(10)
Citigroup Inc	06/21/2017	GBP	6,390,871	7,986	7,950	36	—
Citigroup Inc	06/21/2017	HKD	25,000	3	3	—	—
Citigroup Inc	06/21/2017	HUF	728,034,002	2,517	2,514	3	—
Citigroup Inc	06/21/2017	ILS	1,425,172	387	393	—	(6)
Citigroup Inc	06/21/2017	INR	44,335,000	656	657	—	(1)
Citigroup Inc	06/21/2017	JPY	142,459,000	1,266	1,275	—	(9)
Citigroup Inc	06/21/2017	KRW	361,660,000	320	319	1	—
Citigroup Inc	06/21/2017	MXN	46,000	2	2	—	—
Citigroup Inc	06/21/2017	NZD	22,000	16	16	—	—
Citigroup Inc	06/21/2017	PHP	2,792,528	55	55	—	—
Citigroup Inc	06/21/2017	SEK	26,138,117	2,919	2,913	7	(1)
Citigroup Inc	06/21/2017	SGD	4,472,236	3,179	3,194	—	(15)
Citigroup Inc	06/21/2017	ZAR	8,900,000	671	666	5	—
Commonwealth Bank of Australia	03/17/2017	NZD	5,890,000	4,230	4,240	—	(10)
Credit Suisse	03/23/2017	IDR	38,060,000,000	2,845	2,850	—	(5)
Credit Suisse	03/28/2017	COP	3,330,000,000	1,155	1,133	22	—
Deutsche Bank AG	03/13/2017	GBP	1,046,000	1,311	1,298	13	—
Deutsche Bank AG	03/17/2017	EUR	412,000	437	437	—	—
Deutsche Bank AG	03/27/2017	EUR	1,075,000	1,138	1,140	—	(2)
Deutsche Bank AG	04/28/2017	PLN	9,350,000	2,427	2,299	128	—
HSBC Securities Inc	03/24/2017	KRW	10,000,000,000	8,741	8,828	—	(87)
HSBC Securities Inc	03/24/2017	MXN	107,000,000	5,315	5,308	7	—
HSBC Securities Inc	03/24/2017	RUB	257,000,000	4,384	4,380	4	—
HSBC Securities Inc	03/24/2017	TRY	38,300,000	10,491	10,459	32	—
HSBC Securities Inc	03/24/2017	ZAR	66,125,000	5,020	5,023	—	(3)
HSBC Securities Inc	05/16/2017	EGP	76,500,000	4,417	4,540	—	(123)
HSBC Securities Inc	11/22/2017	CNY	70,000,000	9,859	9,980	—	(121)
Merrill Lynch	03/10/2017	EUR	3,975,000	4,260	4,213	47	—
Merrill Lynch	03/17/2017	BRL	3,500,000	1,121	1,121	—	—
Merrill Lynch	03/17/2017	MXN	10,000,000	490	497	—	(7)
Merrill Lynch	03/28/2017	EUR	7,910,000	8,379	8,390	—	(11)
Merrill Lynch	09/19/2017	CNY	42,100,000	6,132	6,032	100	—
Morgan Stanley & Co	03/09/2017	GBP	200,000	247	248	—	(1)
Morgan Stanley & Co	03/15/2017	EUR	15,581,000	16,649	16,516	133	—
Morgan Stanley & Co	03/27/2017	CAD	5,585,000	4,262	4,206	56	—
Morgan Stanley & Co	03/28/2017	CAD	3,725,000	2,844	2,806	38	—
Morgan Stanley & Co	05/02/2017	PLN	35,180,000	8,761	8,649	112	—
Morgan Stanley & Co	05/24/2017	RUB	165,600,000	2,807	2,792	15	—
Morgan Stanley & Co	06/01/2017	BRL	8,715,000	2,779	2,742	37	—
Morgan Stanley & Co	07/06/2017	BRL	7,900,000	2,280	2,465	—	(185)
Total						$6,598	$(9,198)

Amounts in thousands except contracts
Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2017		Short	2	$501		$502	$(1)
3 Month Euro Swiss; June 2017		Short	3	753		753	—
3 Month Euro Swiss; September 2017		Short	2	502		502	—
30 Day Federal Funds; December 2017		Long	31	12,773		12,768	(5)
90 Day Eurodollar; December 2017		Short	51	12,553		12,551	2
90 Day Eurodollar; December 2017		Short	100	24,646		24,610	36

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Futures Contracts (continued)

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2017	Long	510	$125,582	$125,511	$(71)
90 Day Eurodollar; December 2018	Short	35	8,578	8,575	3
90 Day Eurodollar; December 2019	Short	10	2,449	2,443	6
90 Day Eurodollar; June 2017	Short	105	25,968	25,913	55
90 Day Eurodollar; June 2018	Short	2,453	602,183	602,334	(151)
90 Day Eurodollar; June 2018	Short	42	10,325	10,313	12
90 Day Eurodollar; March 2017	Short	38	9,408	9,394	14
90 Day Eurodollar; March 2018	Long	18	4,425	4,425	—
90 Day Eurodollar; March 2018	Short	46	11,326	11,308	18
90 Day Eurodollar; March 2019	Short	510	124,873	124,874	(1)
90 Day Eurodollar; September 2017	Short	108	26,691	26,619	72
90 Day Eurodollar; September 2018	Short	38	9,328	9,321	7
90 Day Short Sterling; December 2017	Long	101	15,586	15,601	15
90 Day Short Sterling; December 2018	Long	24	3,699	3,702	3
90 Day Short Sterling; June 2017	Long	76	11,747	11,742	(5)
90 Day Short Sterling; June 2018	Long	2,217	341,999	342,254	255
90 Day Short Sterling; June 2018	Long	21	3,240	3,242	2
90 Day Short Sterling; March 2018	Short	74	11,419	11,427	(8)
90 Day Short Sterling; March 2018	Long	24	3,704	3,706	2
90 Day Short Sterling; September 2017	Long	91	14,070	14,058	(12)
90 Day Short Sterling; September 2018	Long	20	3,085	3,087	2
ASX 90 Day Bank Bill; March 2018	Short	23	17,548	17,551	(3)
Australia 10 Year Bond; March 2017	Short	176	17,170	17,305	(135)
Australia 10 Year Bond; March 2017	Short	407	39,732	40,019	(287)
Australia 3 Year Bond; March 2017	Short	71	6,078	6,076	2
BIST 30 Index; April 2017	Long	1	3	3	—
CAC40 Index; March 2017	Long	157	8,197	8,080	(117)
CAC40 Index; March 2017	Short	15	778	772	6
Canada 10 Year Bond; June 2017	Short	42	4,309	4,343	(34)
Canadian Bank Acceptance; December 2017	Long	20	3,721	3,725	4
Canadian Bank Acceptance; June 2017	Short	12	2,236	2,237	(1)
Canadian Bank Acceptance; March 2018	Short	63	11,723	11,727	(4)
Canadian Bank Acceptance; September 2017	Short	8	1,490	1,491	(1)
DAX Index; March 2017	Long	82	25,386	25,729	343
DAX Index; March 2017	Long	23	6,906	7,217	311
DJ Euro Stoxx 50; March 2017	Short	251	8,538	8,839	(301)
DJ Euro Stoxx 50; March 2017	Long	295	10,242	10,388	146
DJ Euro Stoxx 50; March 2017	Long	89	3,086	3,134	48
E-Mini DJIA Index; March 2017	Long	21	2,071	2,185	114
E-Mini DJIA Index; March 2017	Long	218	21,725	22,680	955
eMini MSCI EAFE; March 2017	Long	15	1,299	1,309	10
eMini MSCI Emerging Markets; March 2017	Long	35	1,579	1,629	50
Euribor; December 2017	Short	31	8,231	8,232	(1)
Euribor; December 2018	Short	7	1,856	1,857	(1)
Euribor; June 2017	Short	20	5,313	5,313	—
Euribor; June 2018	Short	27	7,164	7,167	(3)
Euribor; June 2018	Long	744	197,429	197,502	73
Euribor; March 2018	Short	25	6,635	6,637	(2)
Euribor; March 2018	Short	147	39,029	39,028	1
Euribor; September 2017	Short	30	7,967	7,968	(1)
Euribor; September 2018	Short	19	5,039	5,042	(3)
Euro Bund 10 Year Bund; March 2017	Long	316	54,994	55,589	595
Euro Bund 10 Year Bund; March 2017	Short	40	6,855	7,037	(182)
Euro Bund 10 Year Bund; March 2017	Short	39	6,685	6,861	(176)
Euro-Bobl 5 Year; March 2017	Short	49	6,876	6,994	(118)
Euro-Bobl 5 Year; March 2017	Long	414	58,721	59,091	370
Euro-BTP; March 2017	Long	3	314	315	1
FTSE China A50 Index; March 2017	Long	25	266	262	(4)
FTSE KLCI Index; March 2017	Short	22	421	420	1
FTSE/JSE Top 40; March 2017	Short	29	989	975	14

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Futures Contracts (continued)

										Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value		Appreciation/(Depreciation)
	FTSE/MIB Index; March 2017		Short		1	$99		$100	$		(1)
	FTSE100 Index; March 2017		Long		463	41,013		41,741			728
	FTSE100 Index; March 2017		Short		29	2,473		2,614			(141)
	FTSE100 Index; March 2017		Long		128	10,995		11,540			545
	Hang Seng Index; March 2017		Long		2	310		306			(4)
	Hang Seng Index; March 2017		Long		173	26,834		26,455			(379)
	HSCEI China Index; March 2017		Long		20	1,358		1,328			(30)
	IBEX 35 Index; March 2017		Long		16	1,615		1,621			6
	Japan Topix Index; March 2017		Long		99	13,151		13,518			367
	Japan Topix Index; March 2017		Short		216	28,654		29,493			(839)
	Japan Topix Index; March 2017		Long		133	18,261		18,160			(101)
	Mex Bolsa Index; March 2017		Short		5	117		117			—
	Mini Japan 10 Year Bond; March 2017		Short		290	38,721		38,862			(141)
	Mini Japan 10 Year Bond; March 2017		Short		16	2,138		2,144			(6)
	MSCI Singapore Index; March 2017		Short		3	74		74			—
	MSCI Taiwan Index; March 2017		Long		23	831		826			(5)
	Nasdaq 100 E-Mini; March 2017		Long		234	24,170		24,955			785
	Nasdaq 100 E-Mini; March 2017		Long		18	1,787		1,920			133
	Nikkei 225 OSE; March 2017		Long		105	17,957		17,879			(78)
	Nikkei 225 OSE; March 2017		Long		5	844		851			7
	OMXS30 Index; March 2017		Long		22	380		380			—
	Russell 2000 Mini; March 2017		Long		222	15,152		15,373			221
	Russell 2000 Mini; March 2017		Short		534	36,672		36,980			(308)
	Russell 2000 Mini; March 2017		Long		267	18,311		18,490			179
	S&P 500 Emini; March 2017		Short		399	45,613		47,138		(1,525)
	S&P 500 Emini; March 2017		Long		304	35,022		35,915			893
	S&P 500 Emini; March 2017		Short		744	84,813		87,896		(3,083)
	S&P Mid 400 Emini; March 2017		Long		6	1,012		1,037			25
	S&P/TSX 60 Index; March 2017		Long		8	1,080		1,091			11
	SET50 Index; March 2017		Short		32	180		180			—
	SGX CNX Nifty Index; March 2017		Long		22	392		392			—
	SPI 200 Index; March 2017		Long		36	3,812		3,922			110
	UK 10 Year Gilt; June 2017		Long		129	20,134		20,366			232
	US 10 Year Note; June 2017		Short		150	18,745		18,687			58
	US 10 Year Note; June 2017		Long		24	2,990		2,990			—
	US 10 Year Note; March 2017		Long		15	1,884		1,877			(7)
	US 10 Year Ultra Note; June 2017		Short		49	6,576		6,563			13
	US 10 Year Ultra Note; June 2017		Short		22	2,945		2,947			(2)
	US 2 Year Note; June 2017		Long		280	60,588		60,594			6
	US 5 Year Note; June 2017		Short		139	16,374		16,361			13
	US 5 Year Note; June 2017		Short		120	14,167		14,124			43
	US 5 Year Note; March 2017		Short		368	43,280		43,450			(170)
	US Long Bond; June 2017		Short		7	1,055		1,062			(7)
	US Long Bond; June 2017		Short		272	40,966		41,251			(285)
	US Ultra Bond; June 2017		Short		16	2,594		2,589			5
	US Ultra Bond; June 2017		Long		13	2,104		2,103			(1)
Total								$			(813)
	Amounts in thousands except contracts
Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration		Notional	Premiums	Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	3 Month JIBAR	Receive	7.95%	05/08/2025	ZAR	12,600	$—	$5		$5	$—
Bank of America NA	Brazil Cetip	Pay	11.24%	01/02/2025	BRL	3,000	—	36		36	—
	Interbank Deposit
Bank of America NA	CFETS China	Pay	3.77%	12/28/2021	CNY	16,222	—	(6)		—	(6)
	Fixing Repo Rates 7
	Day
Bank of America NA	CFETS China	Pay	3.94%	02/08/2022		11,972	—	8		8	—
	Fixing Repo Rates 7
	Day

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	CFETS China	Receive	3.58%	02/08/2019	CNY	25,609	$—	$(3)	$	— $	(3)
	Fixing Repo Rates 7
	Day
Bank of America NA	CFETS China	Receive	3.46%	12/28/2018		38,108	—	6		6	—
	Fixing Repo Rates 7
	Day
Bank of America NA	Colombia IBR	Receive	5.73%	01/23/2019	COP	16,544,000	$—	4		4	—
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	6.00%	02/22/2022		4,390,000	—	(10)		—	(10)
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	5.87%	02/06/2019		10,000,000	—	(7)		—	(7)
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	5.85%	02/28/2019		5,300,000	—	(4)		—	(4)
	Overnight Interbank
	Reference Rate
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	ZAR	94,000	—	24		24	—
Deutsche Bank AG	6 Month CZK	Pay	0.33%	07/30/2018	CZK	350,000	—	(15)		—	(15)
	LIBOR
Deutsche Bank AG	6 Month CZK	Receive	0.38%	07/29/2021		137,000	—	79		79	—
	LIBOR
Deutsche Bank AG	MXN TIIE Banxico	Pay	6.14%	07/06/2026	MXN	21,250	—	(124)		—	(124)
JP Morgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025	ZAR	18,020	—	23		23	—
Merrill Lynch	MXN TIIE Banxico	Pay	6.13%	07/06/2026	MXN	67,585	—	(397)		—	(397)
Total							$—	$(381)		$185	$(566)

Amounts in thousands
Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)		Fair Value
	3 Month LIBOR	Receive	1.41%	07/18/2026		$3,924	$—	$310			$310
	Brazil Cetip	Pay	10.12%	01/02/2025	BRL	2,602	—	(3)			(3)
	Interbank Deposit
	3 Month LIBOR	Receive	1.89%	01/19/2022		$2,111	—	9			9
	3 Month LIBOR	Pay	2.00%	02/27/2022		10,212	1	—			1
	3 Month LIBOR	Receive	1.65%	09/21/2020		22,200	—	145			145
	3 Month LIBOR	Receive	1.94%	01/10/2022		2,111	—	4			4
	3 Month LIBOR	Receive	2.15%	01/12/2025		5,298	1	26			27
	3 Month LIBOR	Receive	1.92%	01/11/2022		2,111	—	6			6
	3 Month LIBOR	Receive	1.19%	08/11/2021		6,434	—	208			208
	3 Month LIBOR	Receive	2.02%	02/07/2022		4,265	1	(6)			(5)
	3 Month LIBOR	Pay	0.92%	09/21/2017		27,100	—	(43)			(43)
	3 Month LIBOR	Pay	2.07%	01/12/2024		14,730	—	(76)			(76)
	3 Month LIBOR	Receive	2.14%	01/12/2025		13,008	1	79			80
	3 Month LIBOR	Pay	2.30%	09/21/2025		5,900	—	19			19
	3 Month LIBOR	Receive	1.93%	01/13/2022		4,225	—	11			11
	3 Month LIBOR	Receive	2.02%	01/23/2022		5,283	—	(9)			(9)
	3 Month LIBOR	Pay	2.03%	01/17/2024		4,523	—	(35)			(35)
	3 Month LIBOR	Pay	2.09%	01/12/2024		5,996	—	(26)			(26)
	3 Month LIBOR	Pay	2.00%	08/31/2021		10,162	1	(6)			(5)
	3 Month LIBOR	Pay	1.99%	08/31/2021		6,191	1	(7)			(6)
	3 Month LIBOR	Receive	2.10%	01/17/2025		3,997	1	36			37
	6 Month BUBOR	Receive	2.65%	11/23/2026	HUF	4,850,000	—	(84)			(84)
	6 Month EURIBOR	Receive	(0.24)%	09/09/2018	EUR	12,770	—	11			11
	6 Month EURIBOR	Receive	(0.15)%	09/08/2021		18,500	(10)	170			160
	6 Month PRIBOR	Receive	1.08%	02/02/2027	CZK	184,000	—	—			—
	6 Month PRIBOR	Receive	1.07%	01/31/2027		29,050	—	2			2
	6 Month WIBOR	Pay	2.85%	11/23/2026	PLN	71,670	(13)	(130)			(143)
	ICE LIBOR JPY 6	Receive	0.50%	02/01/2037	JPY	556,500	—	181			181
	Month
	Norway Interbank	Pay	1.14%	09/09/2018	NOK	122,000	—	(28)			(28)
	Offered Rate Fixing
	6 Month
	Norway Interbank	Pay	1.14%	09/08/2021		179,000	7	(357)			(350)
	Offered Rate Fixing
	6 Month

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

			(Pay)/
			Receive							Upfront
			Floating	Fixed		Expiration	Notional			Premiums	Unrealized
		Floating Rate Index	Rate	Rate		Date		Amount		Paid/(Received)		Appreciation/(Depreciation)			Fair Value
	SAFE South Africa Receive			7.43%		02/14/2019	ZAR	49,021		$1			$(7)		$(6)
		Johannesburg
		Interbank Agreed
		Rate 3 Month
	SAFE South Africa Receive			7.33%		02/16/2019	ZAR	72,000		—			2		2
		Johannesburg
		Interbank Agreed
		Rate 3 Month
	Total									$(8)			$402		$394

	Amounts in thousands
Interest Rate Swaptions

					Pay/
				Receive							Upfront
	Purchased Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional			Premiums		Fair		Unrealized
	Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date	Amount			Paid/(Received)		Value		Appreciation/(Depreciation)
	Call - 20 Year Interest	Barclays Bank PLC	ICE LIBOR		Pay	0.50% 07/11/2017			JPY	556,500	$36		$23		$(13)
	Rate Swap		JPY 6 Month
	Total										$36		$23		$(13)

					Pay/
					Receive						Upfront
	Written Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional			Premiums		Fair		Unrealized
	Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date	Amount			Paid/(Received)		Value		Appreciation/(Depreciation)
	Put - 20 Year Interest	Barclays Bank PLC	ICE LIBOR Receive			1.05% 07/11/2017			JPY	556,500	$(38	) $	(21	) $	17
	Rate Swap		JPY 6 Month
	Total										$(38	) $	(21	) $	17

	Amounts in thousands
Options

								Upfront Premiums							Unrealized
	Purchased Options Outstanding			Exercise Price		Expiration Date	Contracts	Paid/(Received)					Fair Value		Appreciation/(Depreciation)
Call	- 90 Day Eurodollar Future; December 2017$			98.75		12/19/2017	916			$82			$80		$(2)
Call	- 90 Day Eurodollar Future; June 2017			$99.25		06/20/2017	4,129			350			26		(324)
Call	- 90 Day Eurodollar Future; June 2017			$99.00		06/20/2017	1,197			66			15		(51)
Call	- 90 Day Eurodollar Future; June 2017			$99.13		06/20/2017	2,192			99			14		(85)
Call	- 90 Day Eurodollar Future; March 2017			$99.25		03/14/2017	8,414			1,741			53		(1,688)
	Call - 90 Day Eurodollar Future; September			$98.88		09/19/2017	1,048			66			46		(20)
	2017
	Call - Bristol-Myers Squibb Co			$60.00		06/19/2017	423			86			82		(4)
	Call - EUR versus PHP		EUR	55.50		08/21/2017	1,718,186			34			33		(1)
	Call - EUR versus USD		EUR	1.10		08/09/2017	5,090,000			91			66		(25)
	Call - EUR versus USD		EUR	1.09		08/09/2017	2,036,000			37			34		(3)
	Call - EUR versus USD		EUR	1.11		08/09/2017	8,144,000			129			81		(48)
	Call - Eurodollar, Mid-Curve 1 Yr Future; June			$98.50		06/19/2017	1,568			263	166				(97)
	2018
	Call - Eurodollar, Mid-Curve 1 Yr Future; March$			98.88		03/13/2017	750			45			5		(40)
	2018
	Call - Eurodollar, Mid-Curve 1 Yr Future; March$			98.50		03/13/2017	2,533			240			48		(192)
	2018
	Call - Eurodollar, Mid-Curve 1 Yr Future;			$98.50		09/18/2017	93			14			13		(1)
	September 2018
	Call - T-Mobile US Inc			$65.00		08/21/2017	498			243	232				(11)
Call	- US Long Bond Future; June 2017			$154.00		05/29/2017	11			20			23		3
Call	- US Long Bond Future; June 2017			$152.00		05/30/2017	66			131	188				57
	Call - USD versus BRL			$3.18		03/17/2017	438,000			5			2		(3)
	Call - USD versus EUR			$1.05		07/14/2017	5,608,000			116	102				(14)
	Call - USD versus PHP			$49.05		03/27/2017	1,569,000			31			41		10
	Call - USD versus PHP			$49.05		03/27/2017	1,558,500			22			41		19
Put	- 90 Day Eurodollar Future; March 2017			$98.88		03/14/2017	349			23			21		(2)
Put	- iShares Russell 2000 ETF			$130.00		07/03/2017	1,991			675	676				1
	Put - S&P 500 Index			$1,875.00		03/20/2017	454			2,934			—		(2,934)
	Put - S&P 500 Index			$2,100.00		06/19/2017	223			578	357				(221)
	Put - S&P 500 Index			$1,975.00		12/18/2017	224			1,860	807				(1,053)
	Put - S&P 500 Index			$2,300.00		04/24/2017	133			425	261				(164)
	Put - S&P 500 Index			$2,025.00		09/18/2017	224			1,703	601				(1,102)
	Put - USD versus BRL			$3.14		07/24/2017	2,597,500			79			58		(21)
	Put - USD versus MXN			$19.80		06/01/2017	2,036,000			33			31		(2)
	Put - USD versus MXN			$19.30		04/21/2017	5,090,000			47			21		(26)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Options (continued)

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Put - USD versus TRY	$3.60	04/17/2017	5,255,000	$50	$45	$	(5)
Total	$12,318	$4,269	$(8,049)

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Bristol-Myers Squibb Co	$70.00	06/19/2017	423	$(19	) $	(15)	$	4
Call - Eurodollar, Mid-Curve 3 Yr Future;	$97.75	09/18/2017	342	(141)	(173)	(32)
September 2020
Call - Eurodollar, Mid-Curve 3 Yr Future;	$97.88	09/18/2017	480	(178)	(186)	(8)
September 2020
Call - GBP versus USD	GBP 1.30	08/09/2017	1,221,600	(26)	(15)	11
Call - GBP versus USD	GBP	1.29	08/09/2017	2,036,000	(41)	(30)	11
Call - Halliburton Co	$62.50	03/20/2017	104	(5)	—	5
Call - T-Mobile US Inc	$70.00	08/21/2017	498	(88)	(87)	1
Call - US 2 Year Note Future; June 2017	$108.38	03/27/2017	228	(23)	(32)	(9)
Call - US 2 Year Note Future; June 2017	$108.50	04/24/2017	97	(12)	(12)	—
Call - USD versus BRL	$3.36	08/22/2017	1,018,000	(26)	(26)	—
Call - USD versus BRL	$3.26	05/12/2017	1,018,000	(17)	(13)	4
Call - USD versus BRL	$3.26	05/08/2017	1,527,000	(28)	(18)	10
Call - USD versus TRY	$3.70	04/17/2017	1,879,200	(29)	(31)	(2)
Put - Eurodollar, Mid-Curve 3 Yr Future;	$97.50	09/18/2017	354	(238)	(206)	32
September 2020
Put - S&P 500 Index	$1,950.00	06/19/2017	148	(183)	(111)	72
Put - S&P 500 Index	$1,750.00	12/18/2017	224	(963)	(387)	576
Put - S&P 500 Index	$1,800.00	09/18/2017	224	(788)	(258)	530
Put - S&P 500 Index	$1,725.00	03/20/2017	454	(1,787)	—	1,787
Put - US 2 Year Note Future; June 2017	$108.00	04/24/2017	44	(7)	(9)	(2)
Put - US 2 Year Note Future; June 2017	$107.88	04/24/2017	53	(7)	(6)	1
Put - US Long Bond Future; June 2017	$150.00	05/30/2017	22	(52)	(49)	3
Put - US Long Bond Future; June 2017	$148.00	05/30/2017	33	(72)	(50)	22
Put - USD versus BRL	$3.10	05/12/2017	1,018,000	(15)	(14)	1
Put - USD versus BRL	$3.10	05/08/2017	1,527,000	(22)	(21)	1
Put - USD versus BRL	$3.18	03/17/2017	438,000	(6)	(10)	(4)
Put - USD versus BRL	$3.00	07/24/2017	1,558,500	(15)	(13)	2
Put - USD versus COP	$2,900.00	06/01/2017	2,036,000	(36)	(39)	(3)
Put - USD versus COP	$2,900.00	04/21/2017	2,018,000	(37)	(29)	8
Put - USD versus KRW	$1,100.00	08/09/2017	2,545,000	(38)	(41)	(3)
Put - USD versus KRW	$1,100.00	08/09/2017	2,545,000	(36)	(41)	(5)
Put - USD versus NOK	$7.95	08/09/2017	1,527,000	(18)	(11)	7
Put - USD versus NOK	$8.00	08/09/2017	2,036,000	(23)	(18)	5
Total	$(4,976	) $	(1,951)	$3,025

Amounts in thousands except contracts
Synthetic Futures

Unrealized	Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; June 2017	06/30/2017	$(9,449	) $	(91)	$—	$(91)
Bank of America NA	Euro Bund 10 Year Bund Future; June 2017	06/12/2017	20,709	(11)	—	(11)
Bank of America NA	Euro-Bobl 5 Year Future; June 2017	06/12/2017	17,001	(2)	—	(2)
Bank of America NA	Euro-BTP Future; March 2017	03/08/2017	(2,838)	4	4	—
Bank of America NA	Euro-OAT Future; March 2017	03/08/2017	(3,152)	(44)	—	(44)
Bank of America NA	Euro-Schatz 2 Year Future; June 2017	06/12/2017	28,716	(11)	—	(11)
Bank of America NA	HSCEI China Index Future; March 2017	03/30/2017	1,219	(24)	—	(24)
Bank of America NA	MSCI Taiwan Index Future; March 2017	03/31/2017	434	(3)	—	(3)
Bank of America NA	Nordic Exchange Stockholm Index Future;	03/17/2017	262	—	—	—
March 2017
Bank of America NA	Taiwan TAIEX Index Future; March 2017	03/15/2017	1,247	11	11	—
Bank of America NA	Tel Aviv 25 Index Future; March 2017	03/31/2017	(828)	21	21	—
Bank of America NA	UK 10 Year Gilt Future; June 2017	06/30/2017	(17,803)	(234)	—	(234)
Bank of America NA	US 10 Year Note Future; June 2017	06/30/2017	17,914	25	25	—
Bank of America NA	US 2 Year Note Future; June 2017	07/07/2017	(7,569)	(5)	—	(5)
Bank of America NA	US 5 Year Note Future; June 2017	07/06/2017	(6,937)	(8)	—	(8)
Bank of America NA	US Long Bond Future; June 2017	06/30/2017	(2,555)	(23)	—	(23)
Bank of America NA	US Ultra Bond Future; June 2017	06/30/2017	(2,077)	(26)	—	(26)
Bank of America NA	WIG 20 Index Future; March 2017	03/20/2017	10	—	—	—
Morgan Stanley & Co	BIST 30 Index Future; April 2017	04/28/2017	245	(3)	—	(3)
Morgan Stanley & Co	Bovespa Index Future; April 2017	04/12/2017	1,421	(8)	—	(8)
Morgan Stanley & Co	FTSE China A50 Index Future; March 2017	03/30/2017	404	(6)	—	(6)
Morgan Stanley & Co	Hang Seng Index Future; March 2017	03/30/2017	466	(7)	—	(7)
Morgan Stanley & Co	HSCEI China Index Future; March 2017	03/30/2017	2,101	(42)	—	(42)
Morgan Stanley & Co	MSCI Singapore Index Future; March 2017	03/31/2017	24	—	—	—
Morgan Stanley & Co	MSCI Taiwan Index Future; March 2017	03/31/2017	650	(4)	—	(4)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Synthetic Futures (continued)

				Unrealized		Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)		Asset	Liability
Morgan Stanley & Co	KOSPI 200 Index Future; March 2017	03/09/2017	$3,756	$281		$281	$—
Morgan Stanley & Co	SGX CNX Nifty Index Future; March 2017	03/31/2017	(1,226)	(4)		—	(4)
Morgan Stanley & Co	Swiss Market Index Future; March 2017	03/20/2017	(12,538)	(702)		—	(57)
Morgan Stanley & Co	Taiwan TAIEX Index Future; March 2017	03/15/2017	1,063	9		9	—
Total				$(907)		$351	$(613)

Amounts in thousands
Total Return Equity Basket Swaps

				Notional		Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date	Value		Asset	Liability
Bank of America NA	Floating rate based on the Federal Funds	Total return on a custom basket of long and	08/12/2019	$(417	) $	5	$—
	Rate plus/less spread	short securities traded in USD
Bank of America NA	Floating rate based on 1 month Euribor	Total return on a custom basket of long and	12/27/2018	688		19	—
	plus/less spread	short securities traded in EUR
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	03/21/2018	97		14	—
	plus/less spread	short securities traded in TWD
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	03/22/2018	(15)		30	—
	plus/less spread	short securities traded in MYR
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	03/20/2018-	(270)		136	—
	plus/less spread	short securities traded in KRW	04/19/2018
Deutsche Bank AG	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	03/22/2018	111		37	—
	plus/less spread	short securities traded in IDR
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	06/15/2017	46		4	—
	plus/less spread	short securities traded in CLP
Deutsche Bank AG	Floating rate based on 28 day Mexico	Total return on a custom basket of long and	03/22/2017	89		155	—
	Interbank TIIE Rate plus/less spread	short securities traded in MXN
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	11/28/2017-	(353)		—	(151)
	plus/less spread	short securities traded in USD	03/19/2021
Deutsche Bank AG	Floating rate based on the 1 month South	Total return on a custom basket of long and	03/24/2017	42		—	(107)
	Africa Johannesburg Interbank Agreed	short securities traded in ZAR
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1 week EUR	Total return on a custom basket of long and	08/21/2017	(1,176)		950	—
	LIBOR plus/less spread	short securities traded in EUR
Deutsche Bank AG	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	05/19/2017-	(90)		344	—
	plus/less spread	short securities traded in GBP	01/19/2018
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	03/22/2017	689		51	—
	plus/less spread	short securities traded in BRL
Deutsche Bank AG	Floating rate based on the Poland	Total return on a custom basket of long and	01/20/2022	101		3	—
	Warsaw Interbank Offer/Bid Spot Week	short securities traded in PLN
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1 week Hong	Total return on a custom basket of long and	01/19/2022	557		—	(10)
	Kong Interbank Offer Rate plus/less	short securities traded in HKD
	spread
Deutsche Bank AG	Floating rate based on 1 week ICE	Total return on a custom basket of long and	09/20/2017	1,344		104	—
	LIBOR CHF plus/less spread	short securities traded in CHF
Morgan Stanley & Co	Floating rate based on the Bank of Japan	Total return on a custom basket of long and	08/23/2018	(407)		1,851	—
	Estimate Unsecured Overnight Call Rate	short securities traded in JPY
	plus/less spread
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	12/17/2018	(41)		14	—
	plus/less spread	short securities traded in SEK
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	12/17/2018	194		—	(103)
	plus/less spread	short securities traded in NOK
Morgan Stanley & Co	Floating rate based on the Federal Funds	Total return on a custom basket of long and	09/14/2017	5,617		9,773	—
	Rate plus/less spread	short securities traded in USD
Morgan Stanley & Co	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	08/22/2017-	—		1,673	—
	plus/less spread	short securities traded in USD	10/11/2017
Morgan Stanley & Co	Floating rate based on 1 month Euribor	Total return on a custom basket of long and	11/22/2017-	—		—	(159)
	plus/less spread	short securities traded in EUR	05/08/2018
Morgan Stanley & Co	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	02/28/2017	—		—	(56)
	plus/less spread	short securities traded in GBP
Morgan Stanley & Co	Floating rate based on the Federal Funds	Total return on a custom basket of long and	02/21/2019	(83,403)		580	—
	Rate plus/less spread	short securities traded in USD
Morgan Stanley & Co	Floating rate based on the Federal Funds	Total return on a custom basket of long and	02/21/2019	5,635		—	(75)
	Rate plus/less spread	short securities traded in CAD
Morgan Stanley & Co	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	02/21/2019	353		—	(39)
	plus/less spread	short securities traded in HKD
Morgan Stanley & Co	Floating rate based on the Federal Funds	Total return on a custom basket of long and	02/20/2019	619		60	—
	Rate plus/less spread	short securities traded in SEK
Morgan Stanley & Co	Floating rate based on 1 day RBA	Total return on a custom basket of long and	10/23/2018	1,715		—	(74)
	Interbank Overnight Cash Rate plus/less	short securities traded in AUD
	spread

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Total Return Equity Basket Swaps (continued)

					Notional			Fair Value
Counterparty	Fund Pays		Fund Receives	Expiration Date		Value	Asset	Liability
Morgan Stanley & Co	Floating rate based on 1 day SONIA	Total return on a custom basket of long and			10/09/2018	$339		$—	$(67)
	plus/less spread		short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 day EMMI Euro		Total return on a custom basket of long and		12/17/2018	2,386		565	—
	Overnight Index Average plus/less		short securities traded in EUR
	spread
Morgan Stanley & Co	Floating rate based on 1 day TOIS	Total return on a custom basket of long and			03/05/2018	60		—	(41)
			short securities traded in CHF
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and			12/17/2018	(72)		88	—
	plus/less spread		short securities traded in DKK
Total						$(65,562)		$ 16,456	$(882)

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands
Total Return Swaps

			Pay/Receive	Financing		Notional		Fair Value
Counterparty (Issuer)	Reference Entity	Contracts	Positive Return	Rate	Expiration Date	Amount		Asset Liability
Citigroup Inc	Egypt Treasury Bills	89,310,921	Receive	3 Month LIBOR	05/08/2017	$4,250		$529	$—
Morgan Stanley & Co	MSCI Netherlands Net Return	213,022	Pay	Euribor 1 Month minus .10%	03/15/2017	EUR	1	—	(2)
	EUR Index
Morgan Stanley & Co	MSCI Italy Net Return EUR	1,459,892	Pay	Euribor 1 Month minus .35%	03/15/2017		17	13	—
	Index
Morgan Stanley & Co	MSCI Switzerland Net Return	210,965	Pay	ICE LIBOR CHF 1 Month	03/15/2017	CHF	—	—	(2)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	215,705	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(2)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	163,557	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(1)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	211,567	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(1)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	116,149	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(2)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	969,490	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(8)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Turkey Net Return	88	Receive	1 Month TRLIBOR plus	03/15/2017	TRY	94	—	—
	TRY Index			.45%
Morgan Stanley & Co	MSCI Mexico Net Return	5,626,710	Pay	MXN TIIE Banxico plus	03/15/2017	MXN	6	3	—
	MXN Index			.25%
Morgan Stanley & Co	MSCI South Africa Net	2,891,219	Pay	SAFE South Africa	03/15/2017	ZAR	3	5	—
	Return ZAR Index			Johannesburg Interbank
				Agreed Rate 1 Month minus
				.45%
Morgan Stanley & Co	MSCI South Africa Net	1,680,576	Pay	SAFE South Africa	03/15/2017		2	2	—
	Return ZAR Index			Johannesburg Interbank
				Agreed Rate 1 Month minus
				.45%
Morgan Stanley & Co	MSCI South Africa Net	22,815,298	Pay	SAFE South Africa	03/15/2017		26	34	—
	Return ZAR Index			Johannesburg Interbank
				Agreed Rate 1 Month minus
				.45%
Morgan Stanley & Co MSCI Singapore Net Return SGD		217,589	Pay	SIBOR 1 Month minus .08%	03/15/2017	SGD	—	—	(2)
	Index
Total								$586	$(20)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
Merrill Lynch	(0.65%)	03/01/2017		$13,035	$(13,035)
Merrill Lynch	(0.52%)	03/01/2017		11,402	(11,402)
Merrill Lynch	(0.64%)	03/01/2017		6,782	(6,782)
Merrill Lynch	(0.63%)	03/01/2017		6,099	(6,099)
Merrill Lynch	(0.63%)	03/01/2017		898	(898)
Merrill Lynch	(0.64%)	03/01/2017		13,232	(13,232)
Merrill Lynch	(0.54%)	03/01/2017		22,690	(22,690)
Merrill Lynch	(0.61%)	03/01/2017		16,039	(16,039)
Merrill Lynch	(0.65%)	03/01/2017		33,146	(33,147)
Merrill Lynch	(0.56%)	03/01/2017		10,721	(10,721)
Merrill Lynch	(0.64%)	03/01/2017		5,452	(5,452)
Merrill Lynch	(0.60%)	03/01/2017		8,500	(8,500)
Merrill Lynch	(0.64%)	03/01/2017		2,646	(2,646)
Merrill Lynch	(0.31%)	03/01/2017		1,925	(1,925)
Merrill Lynch	(0.44%)	03/01/2017		3,052	(3,052)
Merrill Lynch	(0.63%)	03/01/2017		1,152	(1,152)
Merrill Lynch	(7.60%)	Open Ended	ZAR	12,326	(942)
Merrill Lynch	(7.60%)	Open Ended		17,518	(1,346)
Merrill Lynch	(7.65%)	Open Ended		5,761	(444)
Merrill Lynch	(7.65%)	Open Ended		6,438	(492)
Merrill Lynch	(7.65%)	Open Ended		7,424	(569)
Merrill Lynch	(7.65%)	Open Ended		7,872	(610)
Total					$(161,175)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (10.91)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Advertising - (0.05)%				Biotechnology (continued)
Dentsu Inc	8,300	$461		Medicines Co/The (a)	11,302	$593
Omnicom Group Inc	10,910	928		Seattle Genetics Inc (a)	10,985	721
		$1,389		Vertex Pharmaceuticals Inc (a)	3,950	358
						$5,284
Aerospace & Defense - (0.19)%
Aerojet Rocketdyne Holdings Inc (a)	2,692	52		Building Materials - (0.15)%
Arconic Inc	11,011	317		Daikin Industries Ltd	15,000	1,424
BAE Systems PLC	107,011	838		James Hardie Industries PLC	120,689	1,801
Boeing Co/The	4,692	846		Martin Marietta Materials Inc	1,969	425
Harris Corp	7,640	840		Vulcan Materials Co	4,877	588
Northrop Grumman Corp	8,258	2,040				$4,238
Rockwell Collins Inc	5,373	514
				Chemicals - (0.25)%
		$5,447		Air Products & Chemicals Inc	20,390	2,864
Airlines - (0.02)%				CF Industries Holdings Inc	17,207	541
Singapore Airlines Ltd	89,000	631		Dow Chemical Co/The	5,065	316
				K+S AG	20,602	481
				Kansai Paint Co Ltd	23,700	461
Apparel - (0.12)%				Nippon Paint Holdings Co Ltd	4,000	129
Asics Corp	4,300	76		Potash Corp of Saskatchewan Inc	79,424	1,384
Gildan Activewear Inc	20,500	520		Praxair Inc	2,908	346
Hanesbrands Inc	24,785	496		Sherwin-Williams Co/The	1,231	380
NIKE Inc	30,000	1,715		Taiyo Nippon Sanso Corp	25,200	313
VF Corp	12,663	664				$7,215
		$3,471
				Commercial Services - (0.35)%
Automobile Manufacturers - (0.13)%				Abertis Infraestructuras SA	180,226	2,640
Fiat Chrysler Automobiles NV (a)	220,426	2,411
				Ecolab Inc	9,294	1,152
Ford Motor Co	9,115	114		Element Fleet Management Corp	21,253	225
PACCAR Inc	16,590	1,108		Gartner Inc (a)	2,619	270
		$3,633		Global Payments Inc	22,200	1,769
Automobile Parts & Equipment - (0.17)%				MacDonald Dettwiler & Associates Ltd	4,270	211
BorgWarner Inc	33,846	1,428		Transurban Group	118,657	1,004
Delphi Automotive PLC	7,097	540		Verisk Analytics Inc (a)	32,317	2,680
Goodyear Tire & Rubber Co/The	53,277	1,867				$9,951
Koito Manufacturing Co Ltd	13,100	676		Computers - (0.01)%
Meritor Inc (a)	23,021	376		Dell Technologies Inc Class V (a)	3,404	216
		$4,887

Banks - (0.51)%				Consumer Products - (0.02)%
Bank of Queensland Ltd	29,386	267		Clorox Co/The	3,220	441
Bankinter SA	170,369	1,313
Bendigo & Adelaide Bank Ltd	77,321	724
Canadian Imperial Bank of Commerce	5,986	526		Cosmetics & Personal Care - (0.12)%
Citizens Financial Group Inc	28,382	1,061		Coty Inc	8,835	166
Columbia Banking System Inc	4,919	196		Edgewell Personal Care Co (a)	7,090	524
Danske Bank A/S	43,486	1,449		Estee Lauder Cos Inc/The	16,874	1,398
FNB Corp/PA	49,053	764		Lion Corp	13,000	225
Hang Seng Bank Ltd	5,900	121		Shiseido Co Ltd	41,600	1,094
KeyCorp	47,390	889				$3,407
M&T Bank Corp	22,050	3,682		Distribution & Wholesale - (0.03)%
National Bank of Canada	6,200	265		Fossil Group Inc (a)	43,959	831
Pinnacle Financial Partners Inc	249	17
Resona Holdings Inc	28,200	157
Signature Bank/New York NY (a)	12,866	2,026		Diversified Financial Services - (0.36)%
Sumitomo Mitsui Trust Holdings Inc	4,600	165		Affiliated Managers Group Inc	5,155	866
Swedbank AB	26,193	645		ASX Ltd	51,511	2,021
United Bankshares Inc/WV	11,459	513		CBOE Holdings Inc	9,104	711
		$14,780		Macquarie Group Ltd	1,699	113
				Nasdaq Inc	36,183	2,573
Beverages - (0.13)%				Navient Corp	16,702	258
Anheuser-Busch InBev SA/NV	6,596	722		Partners Group Holding AG	1,749	915
Brown-Forman Corp - B Shares	24,340	1,187		Provident Financial PLC	47,757	1,729
Constellation Brands Inc	4,512	716		Visa Inc	17,249	1,517
Treasury Wine Estates Ltd	124,883	1,141				$10,703
		$3,766
				Electric - (0.31)%
Biotechnology - (0.18)%				Black Hills Corp	9,317	605
Acorda Therapeutics Inc (a)	10,721	284		Chugoku Electric Power Co Inc/The	64,200	708
BioMarin Pharmaceutical Inc (a)	3,229	303		Dominion Resources Inc/VA	953	74
Celgene Corp (a)	5,740	709		Dynegy Inc (a)	10,530	85
Genmab A/S (a)	11,144	2,204		E.ON SE	76,820	596
Innoviva Inc (a)	9,712	112

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Electric (continued)				Healthcare - Services - (0.32)%
Endesa SA	107,933	$2,296		Anthem Inc	38,015	$6,266
Great Plains Energy Inc	19,283	560		Brookdale Senior Living Inc (a)	473	7
Kansai Electric Power Co Inc/The (a)	100,300	1,112		Laboratory Corp of America Holdings (a)	13,160	1,872
Kyushu Electric Power Co Inc	137,500	1,532		Sonic Healthcare Ltd	59,640	983
NRG Yield Inc - A Shares	7,189	121		UnitedHealth Group Inc	3,268	540
NRG Yield Inc - C Shares	2,373	41				$9,668
OGE Energy Corp	11,530	425
SCANA Corp	10,639	738		Holding Companies - Diversified - (0.02)%
SSE PLC	10,735	205		CK Hutchison Holdings Ltd	16,000	198
		$9,098		Wendel SA	3,762	416
						$614
Electrical Components & Equipment - (0.12)%
Acuity Brands Inc	4,884	1,032		Home Furnishings - (0.01)%
General Cable Corp	1,894	32		Sony Corp	7,800	241
Nidec Corp	23,500	2,195
SunPower Corp (a)	3,370	30
				Insurance - (0.53)%
		$3,289		Admiral Group PLC	5,348	121
				Aon PLC	9,120	1,055
Electronics - (0.16)%				Arthur J Gallagher & Co	26,420	1,505
Alps Electric Co Ltd	41,000	1,217		Berkshire Hathaway Inc - Class B (a)	20,640	3,538
Amphenol Corp	13,680	947
Hamamatsu Photonics KK	19,000	560		Challenger Ltd/Australia	55,633	487
				Chubb Ltd	5,159	713
Hoya Corp	7,500	340		Fairfax Financial Holdings Ltd	294	133
Keyence Corp	300	116
Mettler-Toledo International Inc (a)	1,240	591		Gjensidige Forsikring ASA	6,211	97
TTM Technologies Inc (a)	52,503	848		Japan Post Holdings Co Ltd	12,700	163
				Marsh & McLennan Cos Inc	26,190	1,924
Vishay Intertechnology Inc	20,323	322		MGIC Investment Corp (a)	13,664	145
		$4,941		Power Corp of Canada	65,400	1,522
Engineering & Construction - (0.18)%				Primerica Inc	2,219	179
Aeroports de Paris	7,858	891		Sampo Oyj	3,646	166
Boskalis Westminster	35,914	1,310		Swiss Re AG	6,550	586
Cheung Kong Infrastructure Holdings Ltd	47,000	387		Torchmark Corp	18,170	1,409
CIMIC Group Ltd	20,904	605		Tryg A/S	11,673	217
Eiffage SA	10,108	722		Voya Financial Inc	34,367	1,417
Jacobs Engineering Group Inc	19,132	1,079				$15,377
		$4,994
				Internet - (0.46)%
				Alibaba Group Holding Ltd ADR(a)	18,977	1,953
Entertainment - (0.09)%
Aristocrat Leisure Ltd	53,010	674		Amazon.com Inc (a)	2,768	2,339
Eldorado Resorts Inc (a)	8,815	144		Expedia Inc	10,940	1,302
Oriental Land Co Ltd/Japan	30,000	1,686		Iliad SA	2,211	458
Paddy Power Betfair PLC	734	80		New Media Investment Group Inc	156,013	2,407
		$2,584		Palo Alto Networks Inc (a)	9,331	1,417
				Pandora Media Inc (a)	3,776	47
Environmental Control - (0.04)%				United Internet AG	669	28
Republic Services Inc	18,860	1,168		VeriSign Inc (a)	38,553	3,180
						$13,131
Food - (0.22)%				Investment Companies - (0.16)%
Ajinomoto Co Inc	11,200	227		Ares Capital Corp	5,183	92
Chr Hansen Holding A/S	12,155	725		Eurazeo SA	13,433	830
Hormel Foods Corp	24,123	850		Groupe Bruxelles Lambert SA	4,613	391
JM Smucker Co/The	3,750	532		Investor AB	53,364	2,113
Kraft Heinz Co/The	19,470	1,782		Kinnevik AB	40,087	1,082
Kroger Co/The	35,294	1,122				$4,508
Marine Harvest ASA (a)	10,379	181
Mondelez International Inc	14,170	622		Iron & Steel - (0.01)%
Post Holdings Inc (a)	1,232	101		Allegheny Technologies Inc	7,612	146
		$6,142

Gas - (0.04)%				Leisure Products & Services - (0.02)%
National Grid PLC	22,131	269		Shimano Inc	4,600	680
Sempra Energy	7,750	854
		$1,123		Machinery - Diversified - (0.25)%
Healthcare - Products - (0.25)%				Flowserve Corp	18,761	871
Boston Scientific Corp (a)	89,239	2,191		MAN SE	6,615	679
Cooper Cos Inc/The	3,074	612		Roper Technologies Inc	18,886	3,951
Essilor International SA	3,338	383		Wabtec Corp/DE	22,210	1,779
Henry Schein Inc (a)	6,280	1,078				$7,280
Olympus Corp	51,200	1,813		Media - (0.46)%
Teleflex Inc	5,590	1,068		Altice NV - A Shares (a)	42,400	895
		$7,145

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Media (continued)				Pharmaceuticals (continued)
Charter Communications Inc (a)	1,274	$412		Zoetis Inc	13,544	$722
Comcast Corp - Class A	44,100	1,650				$9,779
Scripps Networks Interactive Inc	18,689	1,509
SFR Group SA (a)	44,338	1,293		Pipelines - (0.19)%
				Cheniere Energy Inc (a)	8,434	405
Shaw Communications Inc	17,900	373
Telenet Group Holding NV (a)	7,782	439		Enbridge Inc	3,000	126
Thomson Reuters Corp	128,200	5,421		Enbridge Inc	42,503	1,779
Walt Disney Co/The	14,420	1,587		ONEOK Inc	26,294	1,421
		$13,579		Targa Resources Corp	8,836	499
				TransCanada Corp	31,700	1,458
Metal Fabrication & Hardware - (0.05)%						$5,688
MISUMI Group Inc	16,700	292
Rexnord Corp (a)	5,110	113		Private Equity - 0.00%
Tenaris SA	76,365	1,250		Onex Corp	1,200	84
		$1,655
				Real Estate - (0.04)%
Mining - (0.02)%				Mitsubishi Estate Co Ltd	6,000	117
Franco-Nevada Corp	4,600	297
Kirkland Lake Gold Ltd (a)	1	—		REA Group Ltd	5,750	249
				Swiss Prime Site AG (a)	9,347	811
Randgold Resources Ltd	4,039	371
		$668				$1,177
				REITS - (0.23)%
Miscellaneous Manufacturers - (0.04)%				Colony NorthStar Inc	14,924	219
Textron Inc	27,370	1,295		Colony Starwood Homes	1,437	47
				Equinix Inc	4,553	1,712
Oil & Gas - (0.42)%				Host Hotels & Resorts Inc	49,783	895
Cabot Oil & Gas Corp	48,694	1,066		Regency Centers Corp	14,522	1,022
Caltex Australia Ltd	2,388	51		SBA Communications Corp (a)	2,545	295
Chesapeake Energy Corp (a)	34,722	189		Spirit Realty Capital Inc	21,287	234
Cimarex Energy Co	8,664	1,089		Starwood Property Trust Inc	13,125	300
Concho Resources Inc (a)	5,710	756		Welltower Inc	23,773	1,673
Continental Resources Inc/OK (a)	20,838	942				$6,397
DCC PLC	2,308	197
EOG Resources Inc	8,520	826		Retail - (1.03)%
Lundin Petroleum AB (a)	44,438	910		Advance Auto Parts Inc	13,784	2,159
				AutoZone Inc (a)	2,658	1,958
Neste Oyj	16,959	590
Newfield Exploration Co (a)	13,673	499		Best Buy Co Inc	7,439	328
				Chipotle Mexican Grill Inc (a)	5,525	2,313
Noble Energy Inc	2,863	104
Parsley Energy Inc (a)	3,779	115		Dillard's Inc	29,761	1,622
				Dollar Tree Inc (a)	11,752	901
Peyto Exploration & Development Corp	6,200	127
Phillips 66	4,855	380		Domino's Pizza Enterprises Ltd	44,125	1,884
Pioneer Natural Resources Co	7,730	1,438		Domino's Pizza Inc	9,481	1,800
PrairieSky Royalty Ltd	73,200	1,712		Don Quijote Holdings Co Ltd	27,700	982
Tesoro Corp	12,822	1,092		Fast Retailing Co Ltd	6,700	2,119
		$12,083		Foot Locker Inc	4,760	360
				Gap Inc/The	34,249	850
Oil & Gas Services - (0.07)%				GNC Holdings Inc	29,363	244
National Oilwell Varco Inc	23,093	934		Isetan Mitsukoshi Holdings Ltd	27,000	346
Schlumberger Ltd	4,958	398		JC Penney Co Inc (a)	181,776	1,152
TechnipFMC PLC (a)	2,686	87		Kohl's Corp	60,327	2,571
Weatherford International PLC (a)	101,970	577		L Brands Inc	5,452	287
		$1,996		Macy's Inc	11,100	369
				Marui Group Co Ltd	65,900	911
Packaging & Containers - (0.04)%				Nordstrom Inc	38,749	1,808
Amcor Ltd/Australia	29,558	318		O'Reilly Automotive Inc (a)	4,300	1,168
Ball Corp	10,250	754		Ryohin Keikaku Co Ltd	2,600	550
		$1,072		Staples Inc	36,393	327
Pharmaceuticals - (0.33)%				Starbucks Corp	30,984	1,762
Alkermes PLC (a)	9,007	509		Walgreens Boots Alliance Inc	7,960	688
Allergan PLC	10,753	2,632		Williams-Sonoma Inc	6,664	324
Amicus Therapeutics Inc (a)	14,379	93				$29,783
Chugai Pharmaceutical Co Ltd	18,100	604
DexCom Inc (a)	1,665	130		Savings & Loans - (0.13)%
				BofI Holding Inc (a)	115,263	3,635
Eisai Co Ltd	11,700	657
Galenica AG	127	149
Horizon Pharma Plc (a)	4,476	72		Semiconductors - (0.88)%
Mallinckrodt PLC (a)	12,647	663		Analog Devices Inc	8,447	692
Merck KGaA	8,339	910		Broadcom Ltd	13,457	2,838
Otsuka Holdings Co Ltd	10,000	456		Infineon Technologies AG	4,272	76
Santen Pharmaceutical Co Ltd	108,300	1,553		Inphi Corp (a)	4,538	213
Teva Pharmaceutical Industries Ltd ADR	17,952	629		Integrated Device Technology Inc (a)	7,062	169
				Intel Corp	144,257	5,222

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)		Principal
				BONDS (continued)	Amount (000's)	Value(000	's)
Semiconductors (continued)
Lam Research Corp	107,345	$12,725		Lodging - (0.06)%
MACOM Technology Solutions Holdings Inc	3,404	157		Wynn Las Vegas LLC / Wynn Las Vegas
(a)				Capital Corp
Microchip Technology Inc	45,354	3,289		5.50%, 03/01/2025	$1,500	$1,534
Veeco Instruments Inc (a)	527	14
		$25,395
				Machinery - Construction & Mining - (0.13)%
Software - (0.43)%				BlueLine Rental Finance Corp
Activision Blizzard Inc	61,250	2,764		7.00%, 02/01/2019	3,696	3,770
Autodesk Inc (a)	14,557	1,256
Broadridge Financial Solutions Inc	8,558	593		Media - (0.06)%
Dassault Systemes SE	1,358	110		Gray Television Inc
Fiserv Inc (a)	12,386	1,430
Red Hat Inc (a)	10,699	886		5.88%, 07/15/2026	1,711	1,735
salesforce.com Inc (a)	10,853	883
ServiceNow Inc (a)	4,404	383		Pharmaceuticals - (0.29)%
Splunk Inc (a)	15,854	979		Endo Finance LLC
Synopsys Inc (a)	21,011	1,501		5.75%, 01/15/2022	4,364	4,048
Workday Inc (a)	21,169	1,755		Valeant Pharmaceuticals International Inc
		$12,540		6.75%, 08/15/2018	4,377	4,311
						$8,359
Telecommunications - (0.29)%
AT&T Inc	13,381	559		Retail - (0.05)%
BCE Inc	12,265	535		Macy's Retail Holdings Inc
CenturyLink Inc	38,300	929		4.50%, 12/15/2034	1,677	1,505
Ciena Corp (a)	37,612	991
SES SA	68,430	1,397		Sovereign - (0.33)%
Swisscom AG	811	357		Colombia Government International Bond
T-Mobile US Inc (a)	59,548	3,724
				4.00%, 02/26/2024	1,067	1,098
		$8,492		5.00%, 06/15/2045	1,079	1,073
Toys, Games & Hobbies - (0.04)%				Republic of South Africa Government
Nintendo Co Ltd	5,500	1,149		International Bond
				5.38%, 07/24/2044	1,113	1,144
				Turkey Government International Bond
Transportation - (0.19)%				7.38%, 02/05/2025	5,581	6,259
Echo Global Logistics Inc (a)	920	20
						$9,574
FedEx Corp	7,860	1,517
Keihan Holdings Co Ltd	254,000	1,605		Transportation - (0.02)%
Keikyu Corp	59,000	650		XPO Logistics Inc
Seibu Holdings Inc	33,700	577		6.50%, 06/15/2022	468	491
Ship Finance International Ltd	19,468	287
Union Pacific Corp	8,020	866		TOTAL BONDS (proceeds $34,616)		$34,984
		$5,522			Principal
				CONVERTIBLE BONDS - (0.02)%	Amount (000's)	Value(000	's)
Water- (0.05)%
American Water Works Co Inc	7,260	566		Diversified Financial Services - 0.00%
United Utilities Group PLC	69,907	850		Blackhawk Network Holdings Inc
		$1,416		1.50%, 01/15/2022	175	178
TOTAL COMMON STOCKS (proceeds $289,063)		$315,824
	Principal			Internet - (0.01)%
BONDS- (1.21)%	Amount (000's)	Value(000	's)	Priceline Group Inc/The
Automobile Parts & Equipment - (0.07)%				0.90%, 09/15/2021	225	252
Goodyear Tire & Rubber Co/The
5.13%, 11/15/2023	$2,000	$2,077		Semiconductors - (0.01)%
				ON Semiconductor Corp
Commercial Services - (0.05)%				1.00%, 12/01/2020	225	245
Hertz Corp/The
6.75%, 04/15/2019	1,475	1,475		TOTAL CONVERTIBLE BONDS (proceeds $640)		$675
				U.S. GOVERNMENT & GOVERNMENT	Principal
				AGENCY OBLIGATIONS - (8.38)%	Amount (000's)	Value(000	's)
Diversified Financial Services - (0.05)%
International Lease Finance Corp				Federal National Mortgage Association (FNMA) - (0.63)%
5.88%, 08/15/2022	1,436	1,621		3.50%, 03/01/2047	$17,760	$18,206

Food- (0.10)%				U.S. Treasury - (5.82)%
Flowers Foods Inc				1.13%, 08/31/2021	6,862	6,651
3.50%, 10/01/2026	511	496		1.38%, 01/15/2020	1,225	1,222
4.38%, 04/01/2022	2,220	2,347		1.38%, 02/15/2020	1,802	1,797
		$2,843		1.75%, 11/30/2021	3,684	3,664
				1.88%, 01/31/2022	2,049	2,047
				1.88%, 02/28/2022	10,343	10,340

See accompanying notes.

		Schedule of Investments
		Global Multi-Strategy Fund
		February 28, 2017 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)
2.00%, 12/31/2021	$5,471	$5,500
2.13%, 11/30/2023	1,373	1,370
2.25%, 12/31/2023	2,986	3,002
2.50%, 05/15/2046	5,747	5,199
2.75%, 11/15/2023	35,291	36,584
2.75%, 11/15/2042	39,360	37,778
3.00%, 11/15/2045	33,861	33,979
3.00%, 02/15/2047	1,866	1,878
3.13%, 11/15/2041	16,982	17,503
		$168,514

U.S. Treasury Inflation-Indexed Obligations - (1.93)%
0.13%, 04/15/2021	30,923	31,354
0.63%, 07/15/2021	11,875	12,373
1.25%, 07/15/2020	11,340	12,060
		$55,787
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		242,507
OBLIGATIONS (proceeds $244,422)
TOTAL SHORT SALES (proceeds $568,741)		$593,990

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
Global Opportunities Equity Hedged Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 95.83%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.73%			Electrical Components & Equipment (continued)
BAE Systems PLC	6,817	$53	OSRAM Licht AG	793	$47
L3 Technologies Inc	403	68			$80
		$121	Engineering & Construction - 1.19%
			Aena SA (c)	340	48
Agriculture - 2.63%
British American Tobacco PLC	2,314	146	China Communications Services Corp Ltd	52,000	35
KT&G Corp	415	38			$83
		$184	Environmental Control - 1.13%
Airlines - 0.70%			Waste Management Inc	1,072	79
Southwest Airlines Co	854	49
			Food - 3.00%
			Charoen Pokphand Foods PCL (d)	38,300	31
Apparel - 0.82%
Burberry Group PLC	2,670	57	JBS SA	17,500	66
			Kroger Co/The	2,101	67
Automobile Manufacturers - 2.43%			Tate & Lyle PLC	5,028	46
Fuji Heavy Industries Ltd	1,200	45			$210
Guangzhou Automobile Group Co Ltd	28,000	47	Food Service - 1.04%
Suzuki Motor Corp	2,000	78	Compass Group PLC	3,933	73
		$170
Automobile Parts & Equipment - 0.64%			Gas - 1.02%
Adient PLC (a)	677	45	CenterPoint Energy Inc	2,604	71

Banks - 9.88%			Healthcare - Services - 3.10%
Bank of America Corp	2,896	71	Anthem Inc	709	117
Bank of China Ltd	94,000	48	Fresenius SE & Co KGaA	536	42
JPMorgan Chase & Co	2,758	250	UnitedHealth Group Inc	349	58
Mitsubishi UFJ Financial Group Inc	5,300	35			$217
Morgan Stanley	1,615	74	Holding Companies - Diversified - 0.67%
Sberbank of Russia PJSC ADR	2,986	33	Wharf Holdings Ltd/The	6,000	47
Societe Generale SA	978	43
SunTrust Banks Inc	1,527	91	Home Builders - 0.96%
Toronto-Dominion Bank/The	900	46	Iida Group Holdings Co Ltd	2,100	35
		$691	MRV Engenharia e Participacoes SA	6,900	32
Beverages - 0.07%					$67
Becle SAB de CV (a)	2,800	5	Insurance - 7.79%
			Everest Re Group Ltd	334	79
Biotechnology - 6.01%			NN Group NV	3,141	98
Amgen Inc (b)	924	163	Prudential Financial Inc	948	105
Celgene Corp (a)	666	83	SCOR SE	1,420	51
Gilead Sciences Inc (b)	2,472	174	Swiss Life Holding AG (a)	264	83
		$420	Unum Group	2,644	129
Building Materials - 0.59%					$545
Asahi Glass Co Ltd	5,000	41	Internet - 4.99%
			Alphabet Inc - A Shares (a),(b)	202	171
Chemicals - 0.90%			Amazon.com Inc (a)	54	45
Lonza Group AG (a)	343	63	Facebook Inc (a)	323	44
			Symantec Corp	1,921	55
Commercial Services - 3.00%			Weibo Corp ADR (a)	674	34
AMN Healthcare Services Inc (a)	1,490	61			$349
Ashtead Group PLC	2,918	60	Machinery - Construction & Mining - 1.56%
Qualicorp SA	8,700	55	ABB Ltd	2,381	54
Total System Services Inc	619	34	Hitachi Ltd	10,000	55
		$210			$109
Computers - 3.13%			Machinery - Diversified - 0.90%
Accenture PLC - Class A	762	93	Cummins Inc	427	63
Atos SE	590	70
Leidos Holdings Inc	1,057	56	Media - 1.30%
		$219	CBS Corp	1,387	91
Distribution & Wholesale - 1.67%
Mitsubishi Corp	3,100	70	Mining - 0.52%
Wolseley PLC	777	47	BHP Billiton PLC	2,242	36
		$117
Diversified Financial Services - 2.10%			Oil & Gas - 2.35%
KB Financial Group Inc	1,557	64	EOG Resources Inc	831	81
LPL Financial Holdings Inc	1,259	50	LUKOIL PJSC ADR	780	41
ORIX Corp	2,100	33	Royal Dutch Shell PLC - A Shares	1,623	42
		$147			$164
Electric - 2.06%			Oil & Gas Services - 0.70%
Exelon Corp	2,743	101	TechnipFMC PLC (a)	1,510	49
Iberdrola SA	6,454	43
		$144	Packaging & Containers - 1.52%
			Berry Plastics Group Inc (a)	749	38
Electrical Components & Equipment - 1.14%
Furukawa Electric Co Ltd	900	33	Packaging Corp of America	739	68
					$106

See accompanying notes

Schedule of Investments

Global Opportunities Equity Hedged Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Pharmaceuticals - 3.15%			Country	Percent
AbbVie Inc	2,076	$129	United States	58.78%
Merck & Co Inc	1,385	91	United Kingdom	7.89%
		$220	Japan	7.35%
Private Equity - 0.96%			Switzerland	3.54%
3i Group PLC	7,837	67	France	3.32%
			Korea, Republic Of	2.36%
REITS - 2.12%			China	2.34%
Highwoods Properties Inc	695	37	Brazil	2.17%
Prologis Inc	1,318	67	Netherlands	2.00%
Summit Hotel Properties Inc	2,858	44	Ireland	1.98%
		$148	Spain	1.30%
Retail - 2.87%			Germany	1.28%
Alimentation Couche-Tard Inc	700	31	Bermuda	1.12%
CVS Health Corp	1,075	86	Canada	1.10%
Wal-Mart Stores Inc (b)	1,181	84	Russian Federation	1.06%
		$201	Taiwan, Province Of China	0.79%
Semiconductors - 2.12%			Hong Kong	0.68%
Samsung Electronics Co Ltd	37	63	Australia	0.52%
Taiwan Semiconductor Manufacturing Co Ltd	9,000	55	Thailand	0.44%
Tokyo Electron Ltd	300	30	Mexico	0.07%
		$148	Other Assets and Liabilities	(0.09)%
Software - 4.59%			TOTAL NET ASSETS	100.00%
Microsoft Corp (b)	3,295	211
Synopsys Inc (a)	1,538	110
		$321
Telecommunications - 4.06%
Cisco Systems Inc	4,583	157
NTT DOCOMO Inc	2,500	59
Orange SA	4,500	68
		$284
Transportation - 2.72%
CSX Corp	2,628	127
Union Pacific Corp	582	63
		$190
TOTAL COMMON STOCKS		$6,701
INVESTMENT COMPANIES - 4.26%	Shares Held	Value (000's)
Money Market Funds - 4.26%
Morgan Stanley Institutional Liquidity Funds -	297,557	298
Government Portfolio

TOTAL INVESTMENT COMPANIES		$298
Total Investments		$6,999
Other Assets and Liabilities - (0.09)%		$(6)
TOTAL NET ASSETS - 100.00%		$6,993

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $507 or 5.87% of net assets.
(c)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48 or 0.69% of net assets.
(d)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $31 or 0.44% of net assets.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2017	Short	31	$2,664	$2,706	$(42)
eMini MSCI Emerging Markets; March 2017	Short	4	182	186	(4)
S&P 500 Emini; March 2017	Short	32	3,698	3,780	(82)
Total					$(128)
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Global Opportunities Fund February 28, 2017 (unaudited)

COMMON STOCKS - 97.68%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.73%				Electrical Components & Equipment (continued)
BAE Systems PLC	1,264,285	$9,898		OSRAM Licht AG	147,724	$8,771
L3 Technologies Inc	74,419	12,526				$15,069
		$22,424		Engineering & Construction - 0.79%
				Aena SA (b)	71,420	10,202
Agriculture - 2.89%
British American Tobacco PLC	468,651	29,602
KT&G Corp	86,888	7,867		Environmental Control - 1.13%
		$37,469		Waste Management Inc	200,010	14,665
Airlines - 0.71%
Southwest Airlines Co	158,391	9,155		Food - 2.95%
				Charoen Pokphand Foods PCL (c)	7,081,500	5,673
Apparel - 0.81%				JBS SA	3,230,100	12,126
Burberry Group PLC	492,826	10,552		Kroger Co/The	380,439	12,098
				Tate & Lyle PLC	917,134	8,471
Automobile Manufacturers - 2.49%						$38,368
Fuji Heavy Industries Ltd	231,300	8,655		Food Service - 1.13%
Guangzhou Automobile Group Co Ltd	5,408,000	9,070		Compass Group PLC	790,058	14,678
Suzuki Motor Corp	373,300	14,590
		$32,315		Gas - 1.02%
Automobile Parts & Equipment - 0.65%				CenterPoint Energy Inc	483,811	13,218
Adient PLC (a)	125,411	8,419
				Healthcare - Services - 3.29%
Banks - 10.04%				Anthem Inc	130,317	21,479
Bank of America Corp	670,750	16,554		Fresenius SE & Co KGaA	129,589	10,288
Bank of China Ltd	17,288,000	8,747		UnitedHealth Group Inc	65,937	10,905
JPMorgan Chase & Co	508,687	46,097				$42,672
Mitsubishi UFJ Financial Group Inc	1,191,700	7,884		Holding Companies - Diversified - 0.74%
Morgan Stanley	303,487	13,860		Wharf Holdings Ltd/The	1,221,000	9,673
Sberbank of Russia PJSC ADR	551,656	6,015
Societe Generale SA	182,165	8,097		Home Builders - 0.97%
SunTrust Banks Inc	233,054	13,864		Iida Group Holdings Co Ltd	397,000	6,720
Toronto-Dominion Bank/The	179,200	9,237		MRV Engenharia e Participacoes SA	1,284,300	5,875
		$130,355				$12,595
Beverages - 0.07%				Insurance - 7.89%
Becle SAB de CV (a)	516,300	847		Everest Re Group Ltd	63,205	14,862
				NN Group NV	587,784	18,291
Biotechnology - 6.17%				Prudential Financial Inc	174,578	19,298
Amgen Inc	190,202	33,576		SCOR SE	295,089	10,668
Celgene Corp (a)	122,386	15,116		Swiss Life Holding AG (a)	49,494	15,569
Gilead Sciences Inc	445,798	31,420		Unum Group	487,568	23,808
		$80,112				$102,496
Building Materials - 0.65%				Internet - 5.20%
Asahi Glass Co Ltd	1,029,000	8,399		Alphabet Inc - A Shares (a)	38,227	32,299
				Amazon.com Inc (a)	10,213	8,630
				Facebook Inc (a)	65,499	8,878
Chemicals - 0.90%
Lonza Group AG (a)	63,810	11,751		Symantec Corp	399,645	11,418
				Weibo Corp ADR (a)	124,526	6,291
Commercial Services - 3.05%						$67,516
AMN Healthcare Services Inc (a)	274,860	11,310		Machinery - Construction & Mining - 1.58%
Ashtead Group PLC	540,472	11,122		ABB Ltd	431,114	9,739
Qualicorp SA	1,626,300	10,280		Hitachi Ltd	1,964,000	10,812
Total System Services Inc	127,080	6,923				$20,551
		$39,635		Machinery - Diversified - 0.90%
Computers - 3.17%				Cummins Inc	78,401	11,642
Accenture PLC - Class A	146,410	17,935
Atos SE	106,435	12,591		Media - 1.36%
Leidos Holdings Inc	198,647	10,588		CBS Corp	267,227	17,616
		$41,114
Distribution & Wholesale - 1.69%				Mining - 0.51%
Mitsubishi Corp	581,800	13,133		BHP Billiton PLC	413,244	6,661
Wolseley PLC	144,942	8,844
		$21,977		Miscellaneous Manufacturers - 0.40%
Diversified Financial Services - 2.09%				Sunny Optical Technology Group Co Ltd	810,000	5,216
KB Financial Group Inc	285,363	11,780
LPL Financial Holdings Inc	232,029	9,174		Oil & Gas - 2.35%
ORIX Corp	401,300	6,244		EOG Resources Inc	155,115	15,044
		$27,198		LUKOIL PJSC ADR	144,631	7,669
Electric - 2.14%				Royal Dutch Shell PLC - A Shares	302,954	7,840
Exelon Corp	518,357	19,029				$30,553
Iberdrola SA	1,326,298	8,806		Oil & Gas Services - 0.69%
		$27,835		TechnipFMC PLC (a)	279,500	9,015
Electrical Components & Equipment - 1.16%
Furukawa Electric Co Ltd	172,400	6,298		Packaging & Containers - 1.57%
				Berry Plastics Group Inc (a)	141,013	7,097

See accompanying notes

     Schedule of Investments Global Opportunities Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Packaging & Containers (continued)				Country	Percent
Packaging Corp of America	143,777	$13,290		United States	57.52%
		$20,387		United Kingdom	8.13%
Pharmaceuticals - 3.14%				Japan	7.64%
AbbVie Inc	382,543	23,656		Switzerland	3.53%
Merck & Co Inc	259,293	17,080		France	3.47%
		$40,736		Korea, Republic Of	2.53%
Private Equity - 0.95%				China	2.25%
3i Group PLC	1,445,520	12,351		Brazil	2.17%
				Ireland	2.03%
REITS - 2.12%				Netherlands	2.01%
Highwoods Properties Inc	130,859	6,869		Germany	1.47%
Prologis Inc	245,542	12,535		Spain	1.47%
Summit Hotel Properties Inc	528,549	8,134		Canada	1.24%
		$27,538		Bermuda	1.14%
Retail - 2.96%				Russian Federation	1.05%
Alimentation Couche-Tard Inc	153,716	6,835		Taiwan, Province Of China	0.79%
CVS Health Corp	198,772	16,017		Hong Kong	0.74%
Wal-Mart Stores Inc	220,182	15,618		Australia	0.51%
		$38,470		Thailand	0.44%
				Mexico	0.07%
Semiconductors - 2.25%
Samsung Electronics Co Ltd	7,716	13,113		Other Assets and Liabilities	(0.20)%
Taiwan Semiconductor Manufacturing Co Ltd	1,679,000	10,287		TOTAL NET ASSETS	100.00%
Tokyo Electron Ltd	57,700	5,756
		$29,156
Software - 4.60%
Microsoft Corp	619,312	39,623
Synopsys Inc (a)	281,924	20,141
		$59,764
Telecommunications - 4.10%
Cisco Systems Inc	842,587	28,800
NTT DOCOMO Inc	451,600	10,729
Orange SA	911,763	13,738
		$53,267
Transportation - 2.68%
CSX Corp	479,899	23,304
Union Pacific Corp	106,277	11,471
		$34,775
TOTAL COMMON STOCKS		$1,268,407
INVESTMENT COMPANIES - 2.52%	Shares Held	Value(000	's)
Money Market Funds - 2.52%
Morgan Stanley Institutional Liquidity Funds -	32,754,904	32,755
Government Portfolio

TOTAL INVESTMENT COMPANIES		$32,755
Total Investments		$1,301,162
Other Assets and Liabilities - (0.20)%		$(2,591)
TOTAL NET ASSETS - 100.00%		$1,298,571

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,202 or 0.79% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5,673 or 0.44% of net assets.

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 97.14%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.46%				Automobile Parts & Equipment (continued)
Dentsu Inc	15,400	$855		JTEKT Corp	15,900	$270
Hakuhodo DY Holdings Inc	15,200	187		Koito Manufacturing Co Ltd	8,000	413
JCDecaux SA	5,300	169		Mobileye NV (a)	12,512	570
Publicis Groupe SA	13,689	924		NGK Insulators Ltd	18,600	400
WPP PLC	91,260	2,147		NGK Spark Plug Co Ltd	12,700	288
		$4,282		NOK Corp	6,700	153
Aerospace & Defense - 1.16%				Nokian Renkaat OYJ	8,240	324
Airbus SE	41,351	3,038		Stanley Electric Co Ltd	10,700	301
BAE Systems PLC	226,563	1,774		Sumitomo Electric Industries Ltd	53,800	876
Cobham PLC	121,842	181		Sumitomo Rubber Industries Ltd	12,100	200
Dassault Aviation SA	162	184		Toyoda Gosei Co Ltd	4,600	117
Elbit Systems Ltd	1,676	198		Toyota Industries Corp	11,600	566
IHI Corp	104,000	323		Valeo SA	17,060	1,051
Kawasaki Heavy Industries Ltd	101,000	317		Yokohama Rubber Co Ltd/The	7,800	155
Leonardo SpA (a)	28,872	397				$13,330
Meggitt PLC	55,326	323		Banks - 13.10%
Rolls-Royce Holdings PLC (a)	131,182	1,281		ABN AMRO Group NV (b)	20,118	461
Safran SA	22,314	1,589		Aozora Bank Ltd	84,000	315
Thales SA	7,551	744		Australia & New Zealand Banking Group Ltd	208,853	4,943
Zodiac Aerospace	14,480	425		Banco Bilbao Vizcaya Argentaria SA	468,477	3,052
		$10,774		Banco de Sabadell SA	380,635	559
Agriculture - 1.60%				Banco Espirito Santo SA (a),(c)	131,709	—
British American Tobacco PLC	133,007	8,401		Banco Popular Espanol SA (a)	239,530	212
Golden Agri-Resources Ltd	503,600	136		Banco Santander SA	1,040,338	5,658
Imperial Brands PLC	68,395	3,220		Bank Hapoalim BM	76,021	469
Japan Tobacco Inc	78,400	2,623		Bank Leumi Le-Israel BM (a)	103,219	452
Swedish Match AB	13,465	419		Bank of East Asia Ltd/The	86,800	359
		$14,799		Bank of Ireland (a)	1,962,540	465
Airlines - 0.19%				Bank of Kyoto Ltd/The	21,000	171
ANA Holdings Inc	82,000	245		Bank of Queensland Ltd	27,632	251
Cathay Pacific Airways Ltd	84,000	123		Bankia SA	328,669	324
Deutsche Lufthansa AG	16,723	245		Bankinter SA	48,095	370
easyJet PLC	11,334	134		Barclays PLC	1,208,902	3,398
International Consolidated Airlines Group SA	60,511	402		Bendigo & Adelaide Bank Ltd	33,715	316
Japan Airlines Co Ltd	8,500	278		BNP Paribas SA	75,587	4,423
Qantas Airways Ltd	32,965	95		BOC Hong Kong Holdings Ltd	264,000	1,043
Singapore Airlines Ltd	38,500	273		CaixaBank SA	256,038	892
		$1,795		Chiba Bank Ltd/The	49,000	342
				Chugoku Bank Ltd/The	12,100	193
Apparel - 0.97%
Adidas AG	13,433	2,254		Commerzbank AG	75,944	579
Asics Corp	11,400	201		Commonwealth Bank of Australia	122,934	7,752
Burberry Group PLC	31,447	673		Concordia Financial Group Ltd	83,500	444
Christian Dior SE	3,888	824		Credit Agricole SA	80,167	970
				Credit Suisse Group AG (a)	141,643	2,137
Hermes International	1,881	822
LVMH Moet Hennessy Louis Vuitton SE	19,895	3,997		Danske Bank A/S	49,126	1,637
Yue Yuen Industrial Holdings Ltd	52,500	195		DBS Group Holdings Ltd	127,200	1,699
				Deutsche Bank AG	98,400	1,939
		$8,966		DNB ASA	69,721	1,143
Automobile Manufacturers - 3.47%				Erste Group Bank AG	21,464	624
Bayerische Motoren Werke AG	23,620	2,109		Fukuoka Financial Group Inc	55,000	257
Daimler AG	68,692	4,990		Hachijuni Bank Ltd/The	29,200	184
Ferrari NV	8,760	571		Hang Seng Bank Ltd	54,500	1,117
Fiat Chrysler Automobiles NV (a)	64,372	704
				Hiroshima Bank Ltd/The	35,000	165
Fuji Heavy Industries Ltd	43,900	1,643		HSBC Holdings PLC	1,412,368	11,344
Hino Motors Ltd	18,400	213		ING Groep NV	276,685	3,812
Honda Motor Co Ltd	116,200	3,599		Intesa Sanpaolo SpA	66,526	148
Isuzu Motors Ltd	42,400	567		Intesa Sanpaolo SpA	905,179	2,108
Mazda Motor Corp	40,700	569		Investec PLC	46,831	336
Mitsubishi Motors Corp	47,800	309		Japan Post Bank Co Ltd	28,900	362
Nissan Motor Co Ltd	167,900	1,652		KBC Group NV	17,896	1,095
Peugeot SA (a)	34,660	661
				Kyushu Financial Group Inc	24,800	170
Renault SA	13,712	1,217		Lloyds Banking Group PLC	4,582,770	3,907
Suzuki Motor Corp	24,500	958		Mediobanca SpA	40,470	324
Toyota Motor Corp	186,100	10,528		Mitsubishi UFJ Financial Group Inc	909,600	6,018
Volkswagen AG	2,315	351		Mizrahi Tefahot Bank Ltd	9,929	166
Volvo AB - B Shares	110,571	1,441		Mizuho Financial Group Inc	1,720,500	3,211
		$32,082		National Australia Bank Ltd	189,564	4,650
Automobile Parts & Equipment - 1.44%				Natixis SA	67,142	366
Aisin Seiki Co Ltd	13,600	676		Nordea Bank AB	216,699	2,534
Bridgestone Corp	46,400	1,852		Oversea-Chinese Banking Corp Ltd	224,300	1,513
Cie Generale des Etablissements Michelin	13,060	1,470		Raiffeisen Bank International AG (a)	8,360	185
Continental AG	7,847	1,590		Resona Holdings Inc	157,400	879
Denso Corp	34,000	1,512		Royal Bank of Scotland Group PLC (a)	253,047	745
GKN PLC	122,312	546		Seven Bank Ltd	42,500	132

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Chemicals (continued)
Shinsei Bank Ltd	127,000	$232		K+S AG	13,654	$319
Shizuoka Bank Ltd/The	37,000	325		Kaneka Corp	19,000	149
Skandinaviska EnskildaBanken AB	108,369	1,238		Kansai Paint Co Ltd	15,500	302
Societe Generale SA	54,738	2,433		Koninklijke DSM NV	12,943	851
Standard Chartered PLC (a)	234,276	2,100		Kuraray Co Ltd	25,300	384
Sumitomo Mitsui Financial Group Inc	95,800	3,732		LANXESS AG	6,529	443
Sumitomo Mitsui Trust Holdings Inc	23,744	852		Linde AG	13,251	2,152
Suruga Bank Ltd	12,400	275		Lonza Group AG (a)	4,131	761
Svenska Handelsbanken AB	108,946	1,513		Mitsubishi Chemical Holdings Corp	96,700	743
Swedbank AB	64,608	1,592		Mitsubishi Gas Chemical Co Inc	12,900	272
UBS Group AG	260,963	4,023		Mitsui Chemicals Inc	65,000	331
UniCredit SpA (a)	134,865	1,809		Nippon Paint Holdings Co Ltd	11,500	371
United Overseas Bank Ltd	93,900	1,439		Nissan Chemical Industries Ltd	8,700	281
Westpac Banking Corp	238,723	6,165		Nitto Denko Corp	11,700	985
Yamaguchi Financial Group Inc	14,000	161		Novozymes A/S	16,453	633
		$121,209		Shin-Etsu Chemical Co Ltd	27,800	2,355
Beverages - 2.11%				Solvay SA	5,286	615
Anheuser-Busch InBev SA/NV	54,360	5,946		Sumitomo Chemical Co Ltd	112,000	625
Asahi Group Holdings Ltd	27,600	976		Symrise AG	8,797	547
Carlsberg A/S	7,631	670		Syngenta AG	6,604	2,846
Coca-Cola Amatil Ltd	40,857	321		Taiyo Nippon Sanso Corp	9,200	114
Coca-Cola European Partners PLC	15,491	541		Teijin Ltd	13,300	254
Coca-Cola HBC AG (a)	12,951	313		Toray Industries Inc	104,000	931
Diageo PLC	179,509	5,061		Umicore SA	6,791	357
Heineken Holding NV	7,191	546		Yara International ASA	12,670	481
Heineken NV	16,437	1,357				$34,964
Kirin Holdings Co Ltd	58,700	1,013		Commercial Services - 1.90%
Pernod Ricard SA	15,148	1,734		Abertis Infraestructuras SA	45,926	673
Remy Cointreau SA	1,594	142		Adecco Group AG	11,600	834
Suntory Beverage & Food Ltd	9,900	415		AerCap Holdings NV (a)	11,021	499
Treasury Wine Estates Ltd	52,660	481		Ashtead Group PLC	35,615	733
		$19,516		Atlantia SpA	29,456	690
Biotechnology - 0.40%				Babcock International Group PLC	18,034	212
CSL Ltd	32,529	2,938		Benesse Holdings Inc	4,700	144
Genmab A/S (a)	4,089	808		Brambles Ltd	113,304	809
		$3,746		Bureau Veritas SA	18,920	361
Building Materials - 1.46%				Capita PLC	47,592	333
Asahi Glass Co Ltd	71,000	579		Dai Nippon Printing Co Ltd	37,000	403
Boral Ltd	83,635	375		Edenred	15,008	340
Cie de Saint-Gobain	35,635	1,709		Experian PLC	67,767	1,342
CRH PLC	59,390	2,008		G4S PLC	110,694	360
Daikin Industries Ltd	16,700	1,585		Hutchison Port Holdings Trust	372,880	142
Fletcher Building Ltd	49,511	344		Intertek Group PLC	11,514	504
Geberit AG	2,641	1,143		ISS A/S	11,921	464
HeidelbergCement AG	10,617	991		Park24 Co Ltd	7,300	205
Imerys SA	2,553	206		Randstad Holding NV	8,487	494
James Hardie Industries PLC	31,434	469		Recruit Holdings Co Ltd	26,200	1,286
LafargeHolcim Ltd (a)	32,473	1,847		RELX NV	70,947	1,256
LIXIL Group Corp	18,900	463		RELX PLC	77,409	1,446
Rinnai Corp	2,400	194		Secom Co Ltd	14,900	1,087
Sika AG	153	861		Securitas AB	22,339	340
Taiheiyo Cement Corp	86,000	302		SGS SA	391	831
TOTO Ltd	10,000	385		Sohgo Security Services Co Ltd	5,000	189
		$13,461		Toppan Printing Co Ltd	37,000	373
Chemicals - 3.78%				Transurban Group	145,733	1,232
Air Liquide SA	27,739	2,998				$17,582
Air Water Inc	10,600	201		Computers - 0.67%
Akzo Nobel NV	17,990	1,206		Atos SE	6,352	751
Arkema SA	4,845	470		Capgemini SA	11,628	996
Asahi Kasei Corp	89,000	867		Check Point Software Technologies Ltd (a)	9,358	926
BASF SE	65,526	6,096		Computershare Ltd	33,128	343
Brenntag AG	11,022	632		Fujitsu Ltd	132,000	767
Covestro AG (b)	5,055	380		Gemalto NV	5,771	348
Croda International PLC	9,363	408		Ingenico Group SA	3,947	354
Daicel Corp	19,900	242		Nomura Research Institute Ltd	9,381	324
EMS-Chemie Holding AG	584	332		NTT Data Corp	8,900	420
Evonik Industries AG	11,636	373		Obic Co Ltd	4,600	214
Givaudan SA	659	1,197		Otsuka Corp	3,700	188
Hitachi Chemical Co Ltd	7,400	209		TDK Corp	8,700	592
Incitec Pivot Ltd	120,366	338				$6,223
Israel Chemicals Ltd	36,423	155		Consumer Products - 0.56%
Johnson Matthey PLC	13,806	525		Henkel AG & Co KGaA	7,413	800
JSR Corp	13,600	233		Reckitt Benckiser Group PLC	44,968	4,083

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products (continued)				Electric (continued)
Societe BIC SA	2,050	$254		Iberdrola SA	394,375	$2,618
		$5,137		Kansai Electric Power Co Inc/The (a)	50,200	557
Cosmetics & Personal Care - 2.06%				Kyushu Electric Power Co Inc	30,500	340
Beiersdorf AG	7,190	656		Mercury NZ Ltd	49,940	113
Kao Corp	36,000	1,860		Meridian Energy Ltd	91,425	178
Kose Corp	2,100	180		Origin Energy Ltd (a)	125,191	627
Lion Corp	17,000	294		Power Assets Holdings Ltd	98,500	884
L'Oreal SA	17,970	3,345		Red Electrica Corp SA	30,882	557
Pola Orbis Holdings Inc	1,600	153		RWE AG (a)	34,914	497
Shiseido Co Ltd	27,100	713		SSE PLC	72,369	1,383
Svenska Cellulosa AB SCA	43,410	1,331		Terna Rete Elettrica Nazionale SpA	107,548	498
Unicharm Corp	28,800	648		Tohoku Electric Power Co Inc	32,300	415
Unilever NV	116,215	5,501		Tokyo Electric Power Co Holdings Inc (a)	103,100	396
Unilever PLC	91,565	4,344				$20,095
		$19,025		Electrical Components & Equipment - 0.74%
Distribution & Wholesale - 1.19%				Brother Industries Ltd	16,800	316
Bunzl PLC	23,941	670		Casio Computer Co Ltd	15,600	210
ITOCHU Corp	106,700	1,545		Legrand SA	19,053	1,076
Jardine Cycle & Carriage Ltd	7,000	213		Mabuchi Motor Co Ltd	3,400	184
Li & Fung Ltd	420,000	187		Nidec Corp	16,900	1,579
Marubeni Corp	117,600	761		OSRAM Licht AG	6,348	377
Mitsubishi Corp	107,700	2,431		Prysmian SpA	13,915	354
Mitsui & Co Ltd	121,600	1,862		Schneider Electric SE	40,104	2,717
Rexel SA	21,603	350				$6,813
Sumitomo Corp	84,700	1,139		Electronics - 1.51%
Toyota Tsusho Corp	15,100	450		Alps Electric Co Ltd	13,400	398
Travis Perkins PLC	17,836	337		Assa Abloy AB	71,506	1,388
Wolseley PLC	18,040	1,101		Hamamatsu Photonics KK	10,100	298
		$11,046		Hirose Electric Co Ltd	2,185	293
Diversified Financial Services - 1.61%				Hitachi High-Technologies Corp	4,900	204
Aberdeen Asset Management PLC	65,816	226		Hoya Corp	27,800	1,259
Acom Co Ltd (a)	28,500	119		Keyence Corp	6,880	2,660
AEON Financial Service Co Ltd	8,000	155		Koninklijke Philips NV	67,666	2,050
ASX Ltd	13,810	542		Kyocera Corp	22,900	1,259
Credit Saison Co Ltd	10,500	200		MINEBEA MITSUMI Inc	27,200	335
Daiwa Securities Group Inc	118,000	748		Murata Manufacturing Co Ltd	13,600	1,954
Deutsche Boerse AG	13,888	1,179		NEC Corp	185,000	461
Hargreaves Lansdown PLC	18,611	308		Nippon Electric Glass Co Ltd	30,000	186
Hong Kong Exchanges & Clearing Ltd	82,900	2,058		Omron Corp	13,700	588
Japan Exchange Group Inc	37,200	514		Yaskawa Electric Corp	18,000	337
Julius Baer Group Ltd (a)	15,966	781		Yokogawa Electric Corp	16,200	252
London Stock Exchange Group PLC	22,493	859				$13,922
Macquarie Group Ltd	21,853	1,449		Energy - Alternate Sources - 0.17%
Mebuki Financial Group Inc	67,300	296		Innogy SE (a),(b)	9,908	356
Mitsubishi UFJ Lease & Finance Co Ltd	32,000	177		Vestas Wind Systems A/S	15,805	1,170
Nomura Holdings Inc	258,900	1,673				$1,526
ORIX Corp	94,400	1,469		Engineering & Construction - 1.19%
Partners Group Holding AG	1,236	647		ACS Actividades de Construccion y Servicios	13,666	428
Provident Financial PLC	10,533	381		SA
Schroders PLC	9,675	369		Aena SA (b)	4,815	688
Singapore Exchange Ltd	57,300	306		Aeroports de Paris	2,116	240
Worldpay Group PLC (b)	128,416	432		Auckland International Airport Ltd	67,968	359
		$14,888		Boskalis Westminster	6,495	237
Electric - 2.17%				Bouygues SA	14,860	573
AGL Energy Ltd	48,013	887		Cheung Kong Infrastructure Holdings Ltd	47,000	387
AusNet Services	127,184	158		CIMIC Group Ltd	6,939	201
Chubu Electric Power Co Inc	46,000	607		Eiffage SA	4,197	300
Chugoku Electric Power Co Inc/The	19,800	218		Ferrovial SA	34,725	658
CLP Holdings Ltd	117,500	1,195		Fraport AG Frankfurt Airport Services	2,967	186
Contact Energy Ltd	51,047	180		Worldwide
DONG Energy A/S (a),(b)	10,496	386		HOCHTIEF AG	1,375	209
DUET Group	173,579	366		Japan Airport Terminal Co Ltd	3,300	115
E.ON SE	142,755	1,107		JGC Corp	14,700	264
EDP - Energias de Portugal SA	169,562	524		Kajima Corp	64,000	417
Electric Power Development Co Ltd	10,400	244		LendLease Group	39,512	461
Electricite de France SA	19,561	192		Obayashi Corp	46,300	431
Endesa SA	22,659	482		SATS Ltd	48,100	172
Enel SpA	543,985	2,335		Shimizu Corp	39,000	358
Engie SA	112,929	1,382		Singapore Technologies Engineering Ltd	111,300	292
Fortum OYJ	31,688	486		Skanska AB	24,260	577
HK Electric Investments & HK Electric	189,000	165		Sydney Airport	78,648	365
Investments Ltd (b)				Taisei Corp	73,000	512
Hokuriku Electric Power Co	11,900	118

See accompanying notes

     Schedule of Investments International Equity Index Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Engineering & Construction (continued)				Gas (continued)
Vinci SA	36,215	$2,611		Enagas SA	16,179	$397
		$11,041		Gas Natural SDG SA	24,987	486
Entertainment - 0.42%				Hong Kong & China Gas Co Ltd	544,350	1,046
Aristocrat Leisure Ltd	38,635	491		National Grid PLC	268,505	3,262
Genting Singapore PLC	431,300	304		Osaka Gas Co Ltd	133,000	514
Merlin Entertainments PLC (b)	50,728	310		Snam SpA	174,820	696
Oriental Land Co Ltd/Japan	15,500	871		Toho Gas Co Ltd	27,000	194
Paddy Power Betfair PLC	5,685	622		Tokyo Gas Co Ltd	139,000	633
Sankyo Co Ltd	3,100	110				$8,331
Sega Sammy Holdings Inc	13,200	194		Hand & Machine Tools - 0.47%
Tabcorp Holdings Ltd	59,589	195		Fuji Electric Co Ltd	39,000	215
Tatts Group Ltd	104,767	326		Makita Corp	7,900	547
Toho Co Ltd/Tokyo	8,000	227		Sandvik AB	76,068	1,033
William Hill PLC	61,688	202		Schindler Holding AG	2,903	561
		$3,852		Schindler Holding AG	1,434	275
Environmental Control - 0.02%				SMC Corp/Japan	4,000	1,132
Kurita Water Industries Ltd	7,200	172		Techtronic Industries Co Ltd	98,000	351
				THK Co Ltd	8,500	219
Food - 4.50%						$4,333
Ajinomoto Co Inc	38,800	787		Healthcare - Products - 0.82%
Aryzta AG (a)	6,221	201		Cochlear Ltd	4,096	410
Associated British Foods PLC	25,415	826		Coloplast A/S	8,475	597
Barry Callebaut AG (a)	156	202		CYBERDYNE Inc (a)	7,800	122
Calbee Inc	5,700	194		Essilor International SA	14,781	1,697
Carrefour SA	40,464	967		Getinge AB	14,278	242
Casino Guichard Perrachon SA	3,959	209		Olympus Corp	20,700	733
Chocoladefabriken Lindt & Spruengli AG	72	408		QIAGEN NV (a)	15,644	445
Chocoladefabriken Lindt & Spruengli AG	7	453		Shimadzu Corp	16,800	274
Chr Hansen Holding A/S	7,054	421		Smith & Nephew PLC	62,775	942
Colruyt SA	4,801	225		Sonova Holding AG	3,732	490
Danone SA	42,113	2,786		Sysmex Corp	11,100	642
Distribuidora Internacional de Alimentacion	44,407	246		Terumo Corp	24,400	846
SA				William Demant Holding A/S (a)	8,542	175
First Pacific Co Ltd/Hong Kong	152,000	111				$7,615
Frutarom Industries Ltd	2,739	155		Healthcare - Services - 0.62%
ICA Gruppen AB	5,739	186		Eurofins Scientific SE	782	334
J Sainsbury PLC	117,008	388		Fresenius Medical Care AG & Co KGaA	15,341	1,277
Jeronimo Martins SGPS SA	17,957	289		Fresenius SE & Co KGaA	29,264	2,323
Kerry Group PLC	11,301	868		Healthscope Ltd	123,784	213
Kikkoman Corp	10,000	301		Mediclinic International PLC	26,297	242
Koninklijke Ahold Delhaize NV	91,410	1,946		Miraca Holdings Inc	4,000	191
Marine Harvest ASA (a)	27,293	477		Ramsay Health Care Ltd	10,091	539
MEIJI Holdings Co Ltd	8,100	649		Ryman Healthcare Ltd	26,753	171
METRO AG	12,717	394		Sonic Healthcare Ltd	28,187	465
Nestle SA	222,029	16,385				$5,755
NH Foods Ltd	12,000	320		Holding Companies - Diversified - 0.72%
Nisshin Seifun Group Inc	14,095	212		Bollore SA	62,203	241
Nissin Foods Holdings Co Ltd	4,100	230		CK Hutchison Holdings Ltd	192,632	2,379
Orkla ASA	58,154	511		Industrivarden AB	11,711	232
Seven & i Holdings Co Ltd	53,700	2,103		Jardine Matheson Holdings Ltd	17,815	1,106
Tate & Lyle PLC	33,293	308		Jardine Strategic Holdings Ltd	15,800	589
Tesco PLC (a)	583,180	1,363		Keppel Corp Ltd	103,700	503
Toyo Suisan Kaisha Ltd	6,300	231		NWS Holdings Ltd	108,500	198
Wesfarmers Ltd	80,683	2,641		Swire Pacific Ltd	38,500	396
WH Group Ltd (b)	574,000	448		Wendel SA	2,014	223
Wilmar International Ltd	137,000	355		Wharf Holdings Ltd/The	97,000	768
Wm Morrison Supermarkets PLC	158,279	476				$6,635
Woolworths Ltd	91,900	1,814		Home Builders - 0.47%
Yakult Honsha Co Ltd	6,200	339		Barratt Developments PLC	71,813	456
Yamazaki BakingCo Ltd	9,400	189		Berkeley Group Holdings PLC	9,438	345
		$41,614		Daiwa House Industry Co Ltd	40,400	1,109
Food Service - 0.31%				Iida Group Holdings Co Ltd	10,420	176
Compass Group PLC	117,185	2,177		Persimmon PLC	22,001	563
Sodexo SA	6,580	722		Sekisui Chemical Co Ltd	29,200	482
		$2,899		Sekisui House Ltd	43,000	688
Forest Products & Paper - 0.24%				Taylor Wimpey PLC	232,929	520
Mondi PLC	26,199	611				$4,339
Oji Holdings Corp	57,000	273		Home Furnishings - 0.62%
Stora Enso OYJ	39,303	421		Electrolux AB	17,163	455
UPM-Kymmene OYJ	38,077	903		Hoshizaki Corp	3,600	286
		$2,208		Panasonic Corp	157,300	1,726
Gas - 0.90%				SEB SA	1,609	212
Centrica PLC	391,486	1,103		Sharp Corp/Japan (a)	106,000	313

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Furnishings (continued)				Iron & Steel (continued)
Sony Corp	90,100	$2,784		Fortescue Metals Group Ltd	111,072	$562
		$5,776		Hitachi Metals Ltd	15,200	216
Insurance - 5.50%				JFE Holdings Inc	37,300	705
Admiral Group PLC	15,214	345		Kobe Steel Ltd (a)	22,100	215
Aegon NV	125,802	668		Nippon Steel & Sumitomo Metal Corp	57,577	1,415
Ageas	13,904	529		thyssenkrupp AG	26,243	655
AIA Group Ltd	860,000	5,428		voestalpine AG	8,113	341
Allianz SE	32,603	5,678				$5,264
AMP Ltd	211,012	789		Leisure Products & Services - 0.31%
Assicurazioni Generali SpA	83,464	1,194		Carnival PLC	13,569	740
Aviva PLC	289,541	1,787		Flight Centre Travel Group Ltd	3,961	87
AXA SA	138,376	3,268		Shimano Inc	5,200	769
Baloise Holding AG	3,566	464		TUI AG	35,598	503
Challenger Ltd/Australia	40,783	357		Yamaha Corp	11,900	310
CNP Assurances	12,247	227		Yamaha Motor Co Ltd	19,900	460
Dai-ichi Life Holdings Inc	76,900	1,446				$2,869
Direct Line Insurance Group PLC	98,095	418		Lodging - 0.48%
Gjensidige Forsikring ASA	14,268	223		Accor SA	12,187	482
Hannover Rueck SE	4,301	485		City Developments Ltd	29,200	197
Insurance Australia Group Ltd	168,904	777		Crown Resorts Ltd	25,982	252
Japan Post Holdings Co Ltd	32,100	412		Galaxy Entertainment Group Ltd	167,000	799
Legal & General Group PLC	424,778	1,309		InterContinental Hotels Group PLC	13,387	631
Mapfre SA	76,895	238		Melco Crown Entertainment Ltd ADR	13,573	222
Medibank Pvt Ltd	196,476	425		MGM China Holdings Ltd	67,600	123
MS&AD Insurance Group Holdings Inc	36,200	1,226		Sands China Ltd	172,800	721
Muenchener Rueckversicherungs-Gesellschaft	11,489	2,170		Shangri-La Asia Ltd	88,166	112
AG in Muenchen				SJM Holdings Ltd	141,000	116
NN Group NV	22,694	706		Whitbread PLC	13,070	621
Old Mutual PLC	351,707	952		Wynn Macau Ltd	111,200	198
Poste Italiane SpA (b)	37,272	239				$4,474
Prudential PLC	184,001	3,677		Machinery - Construction & Mining - 1.20%
QBE Insurance Group Ltd	97,851	923		ABB Ltd	134,304	3,034
RSA Insurance Group PLC	72,720	541		Atlas Copco AB - A Shares	47,907	1,565
Sampo Oyj	31,892	1,452		Atlas Copco AB - B Shares	27,839	821
SCOR SE	11,642	421		Hitachi Construction Machinery Co Ltd	7,600	177
Sompo Holdings Inc	25,250	944		Hitachi Ltd	345,000	1,899
Sony Financial Holdings Inc	12,400	218		Komatsu Ltd	65,900	1,584
St James's Place PLC	37,628	493		Mitsubishi Electric Corp	137,700	2,019
Standard Life PLC	140,955	646				$11,099
Suncorp Group Ltd	92,046	935
				Machinery - Diversified - 1.12%
Swiss Life Holding AG(a)	2,287	719		Alstom SA (a)	10,943	297
Swiss Re AG	23,119	2,068		Amada Holdings Co Ltd	24,300	275
T&D Holdings Inc	41,300	633		ANDRITZ AG	5,193	271
Tokio Marine Holdings Inc	48,600	2,130		CNH Industrial NV	72,855	675
Tryg A/S	8,062	150		FANUC Corp	13,800	2,710
UnipolSai SpA	80,751	171		GEA Group AG	13,047	507
Zurich Insurance Group AG	10,739	2,964		Hexagon AB	18,443	744
		$50,845		Husqvarna AB	29,705	254
Internet - 0.44%				Kone OYJ	24,074	1,077
Auto Trader Group PLC (b)	70,304	345		Kubota Corp	75,500	1,201
Iliad SA	1,884	391		MAN SE	2,513	258
Kakaku.com Inc	10,100	146		Metso OYJ	8,044	237
LINE Corp (a)	3,000	103		Mitsubishi Heavy Industries Ltd	229,000	904
M3 Inc	13,800	350		Nabtesco Corp	8,000	222
Mixi Inc	3,200	139		Sumitomo Heavy Industries Ltd	39,000	276
Rakuten Inc	66,400	658		Weir Group PLC/The	15,533	363
SBI Holdings Inc/Japan	15,190	213		Zardoya Otis SA	13,425	107
SEEK Ltd	23,572	283				$10,378
Start Today Co Ltd	12,600	264		Media - 0.78%
Trend Micro Inc/Japan	7,900	346		Altice NV - A Shares (a)	26,363	557
United Internet AG	8,774	361		Altice NV - B Shares (a)	7,792	165
Yahoo Japan Corp	101,500	471		Axel Springer SE	3,078	161
		$4,070		ITV PLC	258,463	649
Investment Companies - 0.32%				Lagardere SCA	8,419	212
Eurazeo SA	2,820	174		Pearson PLC	58,651	490
EXOR NV	7,737	366		ProSiebenSat.1 Media SE	16,622	666
Groupe Bruxelles Lambert SA	5,754	488		RTL Group SA	2,759	212
Investor AB	32,495	1,287		Schibsted ASA - A Shares	5,392	142
Kinnevik AB	16,716	451		Schibsted ASA - B Shares	6,356	154
Pargesa Holding SA	2,477	163		SFR Group SA (a)	6,287	183
		$2,929		Singapore Press Holdings Ltd	114,100	285
Iron & Steel - 0.57%				Sky PLC	73,583	911
ArcelorMittal (a)	131,228	1,155		Telenet Group Holding NV (a)	3,762	212

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Media (continued)				Packaging & Containers - 0.12%
Vivendi SA	73,431	$1,293		Amcor Ltd/Australia	82,624	$890
Wolters Kluwer NV	21,538	883		Toyo Seikan Group Holdings Ltd	11,600	210
		$7,175				$1,100
Metal Fabrication & Hardware - 0.22%				Pharmaceuticals - 8.52%
Maruichi Steel Tube Ltd	4,000	127		Actelion Ltd (a)	6,918	1,861
MISUMI Group Inc	19,500	341		Alfresa Holdings Corp	13,300	240
NSK Ltd	31,500	449		Astellas Pharma Inc	153,500	2,068
SKF AB	28,401	540		AstraZeneca PLC	90,250	5,201
Tenaris SA	33,688	551		Bayer AG	58,995	6,493
		$2,008		Chugai Pharmaceutical Co Ltd	15,900	531
Mining - 2.36%				Daiichi Sankyo Co Ltd	43,000	980
Alumina Ltd	174,637	246		Eisai Co Ltd	17,900	1,005
Anglo American PLC (a)	100,038	1,571		Galenica AG	278	326
Antofagasta PLC	28,132	283		GlaxoSmithKline PLC	347,874	7,118
BHP Billiton Ltd	229,130	4,337		Grifols SA	21,280	465
BHP Billiton PLC	150,679	2,429		Hikma Pharmaceuticals PLC	10,270	274
Boliden AB	19,512	594		Hisamitsu Pharmaceutical Co Inc	4,400	237
Fresnillo PLC	15,771	289		Kyowa Hakko Kirin Co Ltd	18,400	276
Glencore PLC (a)	872,910	3,480		Medipal Holdings Corp	12,100	200
Mitsubishi Materials Corp	7,900	262		Merck KGaA	9,219	1,006
Newcrest Mining Ltd	54,700	927		Mitsubishi Tanabe Pharma Corp	16,000	329
Norsk Hydro ASA	95,944	543		Novartis AG	159,310	12,441
Randgold Resources Ltd	6,691	615		Novo Nordisk A/S	136,401	4,829
Rio Tinto Ltd	30,263	1,435		Ono Pharmaceutical Co Ltd	29,400	651
Rio Tinto PLC	88,274	3,618		Orion Oyj	7,339	362
South32 Ltd	379,809	723		Otsuka Holdings Co Ltd	27,900	1,272
Sumitomo Metal Mining Co Ltd	35,000	486		Roche Holding AG	50,122	12,200
		$21,838		Sanofi	82,791	7,141
Miscellaneous Manufacturers - 1.26%				Santen Pharmaceutical Co Ltd	26,600	381
Alfa Laval AB	20,947	378		Shionogi & Co Ltd	21,200	1,038
FUJIFILM Holdings Corp	31,200	1,207		Shire PLC	64,458	3,887
IMI PLC	19,403	299		Sumitomo Dainippon Pharma Co Ltd	11,300	200
Konica Minolta Inc	32,300	312		Suzuken Co Ltd/Aichi Japan	5,500	186
Nikon Corp	24,300	371		Taisho Pharmaceutical Holdings Co Ltd	2,500	204
Orica Ltd	26,748	375		Takeda Pharmaceutical Co Ltd	50,700	2,358
Siemens AG	54,576	7,095		Taro Pharmaceutical Industries Ltd (a)	1,023	123
Smiths Group PLC	28,208	523		Teva Pharmaceutical Industries Ltd ADR	65,130	2,281
Toshiba Corp (a)	287,000	527		UCB SA	9,019	642
Wartsila OYJ Abp	10,554	542				$78,806
		$11,629		Pipelines - 0.08%
Office & Business Equipment - 0.33%				APA Group	79,497	516
Canon Inc	76,100	2,220		Koninklijke Vopak NV	5,015	212
Ricoh Co Ltd	47,800	417				$728
Seiko Epson Corp	19,900	445		Private Equity - 0.06%
		$3,082		3i Group PLC	69,399	593
Oil & Gas - 4.65%
BP PLC	1,349,951	7,612		Real Estate - 1.71%
Caltex Australia Ltd	18,606	401		Aeon Mall Co Ltd	8,050	124
DCC PLC	6,333	540		Azrieli Group Ltd	3,027	150
Eni SpA	181,489	2,800		CapitaLand Ltd	182,800	474
Galp Energia SGPS SA	35,761	526		Cheung Kong Property Holdings Ltd	192,132	1,306
Idemitsu Kosan Co Ltd	6,200	200		Daito Trust Construction Co Ltd	5,000	699
Inpex Corp	67,800	674		Deutsche Wohnen AG	25,300	868
JX Holdings Inc	151,230	721		Global Logistic Properties Ltd	189,900	360
Lundin Petroleum AB (a)	13,355	273		Hang Lung Group Ltd	63,000	262
Neste Oyj	9,146	318		Hang Lung Properties Ltd	160,000	404
Oil Search Ltd	97,768	522		Henderson Land Development Co Ltd	77,357	449
OMV AG	10,507	402		Hongkong Land Holdings Ltd	83,902	573
Repsol SA	80,485	1,191		Hulic Co Ltd	21,300	203
Royal Dutch Shell PLC - A Shares	311,762	8,068		Hysan Development Co Ltd	44,000	205
Royal Dutch Shell PLC - B Shares	267,211	7,233		Kerry Properties Ltd	46,000	141
Santos Ltd (a)	130,473	379		L E Lundbergforetagen AB	2,710	176
Showa Shell Sekiyu KK	13,400	135		Mitsubishi Estate Co Ltd	89,000	1,735
Statoil ASA	80,575	1,421		Mitsui Fudosan Co Ltd	63,000	1,425
TonenGeneral Sekiyu KK	20,000	240		New World Development Co Ltd	402,000	526
TOTAL SA	162,347	8,100		Nomura Real Estate Holdings Inc	8,800	149
Woodside Petroleum Ltd	54,091	1,297		REA Group Ltd	3,757	163
		$43,053		Sino Land Co Ltd	219,073	381
Oil & Gas Services - 0.04%				Sumitomo Realty & Development Co Ltd	25,000	690
Petrofac Ltd	18,508	205		Sun Hung Kai Properties Ltd	103,000	1,505
Saipem SpA (a)	432,748	198		Swire Properties Ltd	83,400	251
				Swiss Prime Site AG (a)	5,098	443
		$403		Tokyo Tatemono Co Ltd	14,600	206

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				Retail (continued)
Tokyu Fudosan Holdings Corp	36,600	$209		Zalando SE (a),(b)	6,173	$246
UOL Group Ltd	34,500	162				$20,221
Vonovia SE	33,245	1,157		Semiconductors - 1.00%
Wheelock & Co Ltd	58,000	377		ASM Pacific Technology Ltd	17,300	215
		$15,773		ASML Holding NV	26,633	3,238
REITS - 1.70%				Infineon Technologies AG	80,812	1,437
Ascendas Real Estate Investment Trust	172,150	307		NXP Semiconductors NV (a)	20,982	2,157
British Land Co PLC/The	69,785	534		Rohm Co Ltd	6,300	407
CapitaLand Commercial Trust	147,900	165		STMicroelectronics NV	45,472	693
CapitaLand Mall Trust	176,800	248		Tokyo Electron Ltd	11,100	1,107
Daiwa House REIT Investment Corp	97	252				$9,254
Dexus Property Group	69,055	500		Shipbuilding - 0.03%
Fonciere Des Regions	2,369	195		Sembcorp Industries Ltd	70,100	160
Gecina SA	2,939	374		Yangzijiang Shipbuilding Holdings Ltd	136,700	90
Goodman Group	127,640	738				$250
GPT Group/The	128,270	485		Software - 1.10%
Hammerson PLC	56,587	413		Amadeus IT Group SA	31,306	1,454
ICADE	2,642	188		Dassault Systemes SE	9,176	741
Intu Properties PLC	67,701	241		DeNA Co Ltd	7,500	169
Japan Prime Realty Investment Corp	59	234		Konami Holdings Corp	6,600	279
Japan Real Estate Investment Corp	93	513		Nexon Co Ltd	12,300	204
Japan Retail Fund Investment Corp	181	364		Oracle Corp Japan	2,700	157
Klepierre	15,698	583		Sage Group PLC/The	77,051	618
Land Securities Group PLC	56,412	746		SAP SE	70,114	6,531
Link REIT	159,500	1,100				$10,153
Mirvac Group	264,332	435		Storage & Warehousing - 0.01%
Nippon Building Fund Inc	100	559		Mitsubishi Logistics Corp	8,000	115
Nippon Prologis REIT Inc	111	238
Nomura Real Estate Master Fund Inc	284	426		Telecommunications - 4.75%
Scentre Group	379,847	1,269		Bezeq The Israeli Telecommunication Corp	147,970	264
Segro PLC	59,224	363		Ltd
Stockland	171,580	621		BT Group PLC	603,851	2,440
Suntec Real Estate Investment Trust	171,800	212		Deutsche Telekom AG	233,562	4,033
Unibail-Rodamco SE	7,086	1,615		Elisa OYJ	10,147	338
United Urban Investment Corp	210	326		Eutelsat Communications SA	12,454	245
Vicinity Centres	240,056	532		Hikari Tsushin Inc	1,500	147
Westfield Corp	140,842	950		HKT Trust & HKT Ltd	269,980	360
		$15,726		Inmarsat PLC	32,250	285
Retail - 2.19%				KDDI Corp	130,700	3,415
ABC-Mart Inc	2,300	139		Koninklijke KPN NV	243,719	689
Aeon Co Ltd	46,700	696		Millicom International Cellular SA	4,715	257
Cie Financiere Richemont SA	37,240	2,743		Nice Ltd	4,275	296
Dixons Carphone PLC	69,874	263		Nippon Telegraph & Telephone Corp	49,400	2,090
Domino's Pizza Enterprises Ltd	4,435	189		Nokia OYJ	416,333	2,132
Don Quijote Holdings Co Ltd	8,400	298		NTT DOCOMO Inc	98,800	2,347
Dufry AG (a)	3,266	471		Orange SA	142,330	2,145
FamilyMart UNY Holdings Co Ltd	5,800	354		PCCW Ltd	303,000	185
Fast Retailing Co Ltd	3,700	1,170		Proximus SADP	10,852	319
Harvey Norman Holdings Ltd	39,685	157		SES SA	25,988	531
Hennes & Mauritz AB	67,734	1,786		Singapore Telecommunications Ltd	582,400	1,636
HUGO BOSS AG	4,770	328		SoftBank Group Corp	58,900	4,394
Industria de Diseno Textil SA	77,822	2,494		Spark New Zealand Ltd	130,706	338
Isetan Mitsukoshi Holdings Ltd	24,000	307		StarHub Ltd	43,200	89
J Front Retailing Co Ltd	17,100	263		Swisscom AG	1,846	813
Kering	5,404	1,315		TDC A/S (a)	57,930	311
Kingfisher PLC	159,734	652		Tele2 AB	25,769	230
Lawson Inc	3,500	242		Telecom Italia SpA/Milano	430,036	285
Luxottica Group SpA	12,087	638		Telecom Italia SpA/Milano (a)	813,469	656
Marks & Spencer Group PLC	115,910	481		Telefonaktiebolaget LM Ericsson	218,978	1,421
Marui Group Co Ltd	14,800	204		Telefonica Deutschland Holding AG	53,052	233
McDonald's Holdings Co Japan Ltd	4,700	134		Telefonica SA	323,467	3,293
Next PLC	9,967	473		Telenor ASA	53,558	873
Nitori Holdings Co Ltd	5,700	665		Telia Co AB	185,350	744
Pandora A/S	7,932	903		Telstra Corp Ltd	298,226	1,101
Ryohin Keikaku Co Ltd	1,700	359		TPG Telecom Ltd	24,212	116
Shimamura Co Ltd	1,500	194		Vocus Group Ltd	37,600	126
Sundrug Co Ltd	2,600	171		Vodafone Group PLC	1,898,798	4,755
Swatch Group AG/The	2,198	731				$43,932
Swatch Group AG/The	3,539	229		Toys, Games & Hobbies - 0.22%
Takashimaya Co Ltd	21,000	189		Bandai Namco Holdings Inc	14,200	409
Tsuruha Holdings Inc	2,600	241		Nintendo Co Ltd	8,000	1,671
USS Co Ltd	15,600	267				$2,080
Yamada Denki Co Ltd	44,800	229

See accompanying notes

     Schedule of Investments International Equity Index Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value(000	's)	(c)	Fair value of these investments is determined in good faith by the Manager
Transportation - 1.83%					under procedures established and periodically reviewed by the Board of
AP Moller - Maersk A/S		467	$759		Directors. Inputs used in the valuation may be unobservable; however, not
AP Moller - Maersk A/S		269	417		all securities are included in Level 3 of the fair value hierarchy. At the end
Aurizon Holdings Ltd		146,376	574		of the period, the fair value of these securities totaled $0 or 0.00% of net
Central Japan Railway Co		10,200	1,670		assets.
ComfortDelGro Corp Ltd		153,700	270		(d) Variable Rate. Rate shown is in effect at February 28, 2017.
Deutsche Post AG		69,215	2,372
DSV A/S		13,554	667
East Japan Railway Co		23,600	2,135
Groupe Eurotunnel SE		33,352	311		Portfolio Summary (unaudited)
Hankyu Hanshin Holdings Inc		17,200	576		Country	Percent
Kamigumi Co Ltd		16,000	150		Japan	23.49%
Keihan Holdings Co Ltd		36,000	228		United Kingdom	15.30%
Keikyu Corp		33,000	363		France	9.30%
Keio Corp		41,000	323		Switzerland	9.19%
Keisei Electric Railway Co Ltd		9,800	233		Germany	9.04%
Kintetsu Group Holdings Co Ltd		129,000	479		Australia	7.55%
Kuehne + Nagel International AG		3,851	548		Netherlands	4.18%
Mitsui OSK Lines Ltd		81,000	267		Hong Kong	3.29%
MTR Corp Ltd		105,000	555		Spain	2.97%
Nagoya Railroad Co Ltd		65,000	298		Sweden	2.78%
Nippon Express Co Ltd		59,000	304		United States	2.27%
Nippon Yusen KK		115,000	254		Italy	1.75%
Odakyu Electric Railway Co Ltd		21,000	415		Denmark	1.63%
Royal Mail PLC		64,207	331		Singapore	1.29%
Seibu Holdings Inc		12,100	207		Belgium	1.12%
Tobu Railway Co Ltd		68,000	348		Finland	0.94%
Tokyu Corp		75,000	556		Ireland	0.73%
West Japan Railway Co		11,700	775		Israel	0.68%
Yamato Holdings Co Ltd		25,000	546		Norway	0.64%
			$16,931		Luxembourg	0.33%
					Austria	0.20%
Water - 0.22%
Severn Trent PLC		16,814	488		New Zealand	0.19%
Suez		24,159	362		Portugal	0.15%
United Utilities Group PLC		48,647	591		South Africa	0.14%
Veolia Environnement SA		34,163	560		Macao	0.11%
					Jersey, Channel Islands	0.07%
			$2,001		Mexico	0.03%
TOTAL COMMON STOCKS			$898,530		Chile	0.03%
INVESTMENT COMPANIES - 1.77%		Shares Held	Value(000	's)	Jordan	0.03%
Exchange Traded Funds - 1.02%					China	0.01%
iShares MSCI EAFE ETF		156,810	9,462		Other Assets and Liabilities	0.57%
					TOTAL NET ASSETS	100.00%
Money Market Funds - 0.75%
Morgan Stanley Institutional Liquidity Funds -		6,919,421	6,919
Government Portfolio

TOTAL INVESTMENT COMPANIES			$16,381
PREFERRED STOCKS - 0.52%		Shares Held	Value(000	's)
Automobile Manufacturers - 0.31%
Bayerische Motoren Werke AG	3.22%(d)	3,910	$291
Porsche Automobil Holding SE	1.01%(d)	10,924	603
Volkswagen AG 2.06%(d)		13,240	1,957
			$2,851
Automobile Parts & Equipment - 0.02%
Schaeffler AG 0.35%(d)		11,843	187

Chemicals - 0.02%
FUCHS PETROLUB SE 0.89%(d)		4,957	229

Consumer Products - 0.17%
Henkel AG & Co KGaA 1.62%(d)		12,710	1,588

TOTAL PREFERRED STOCKS			$4,855
Total Investments			$919,766
Other Assets and Liabilities - 0.57%			$5,240
TOTAL NET ASSETS - 100.00%			$925,006

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,456 or 0.48% of net assets.

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 28, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2017	Long	85	$7,166	$7,418	$252
Total					$252
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments International Small Company Fund February 28, 2017 (unaudited)

COMMON STOCKS - 96.46%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Apparel - 1.34%				Diversified Financial Services (continued)
boohoo.com plc (a)	2,458,372	$4,656		TP ICAP PLC	579,836	$3,512
Moncler SpA	200,169	3,824		Worldpay Group PLC (b)	812,050	2,734
		$8,480		Zenkoku Hosho Co Ltd	83,000	2,702
Automobile Manufacturers - 0.80%						$27,869
New Flyer Industries Inc	152,800	5,061		Electric - 0.44%
				Iren SpA	1,620,977	2,788
Automobile Parts & Equipment - 4.15%
Calsonic Kansei Corp	308,000	3,527		Electrical Components & Equipment - 2.95%
Cie Plastic Omnium SA	100,447	3,393		Fujikura Ltd	692,100	5,139
FCC Co Ltd	109,700	2,200		Furukawa Electric Co Ltd	112,000	4,092
Georg Fischer AG	4,814	4,172		Gamesa Corp Tecnologica SA	242,950	5,372
Rheinmetall AG	65,369	4,989		Nexans SA (a)	78,130	4,031
Unipres Corp	177,290	3,801				$18,634
Xinyi Glass Holdings Ltd (a)	4,556,000	4,131		Electronics - 2.47%
		$26,213		Alps Electric Co Ltd	96,200	2,856
Banks - 2.95%				Hitachi High-Technologies Corp	80,100	3,337
77 Bank Ltd/The	866,000	4,080		Mycronic AB	208,257	2,298
Aareal Bank AG	126,797	4,675		Orbotech Ltd (a)	128,610	3,878
Israel Discount Bank Ltd (a)	1,586,233	3,511		Osaki Electric Co Ltd	334,000	3,236
Mizrahi Tefahot Bank Ltd	195,413	3,262				$15,605
Suruga Bank Ltd	142,000	3,150		Engineering & Construction - 3.99%
		$18,678		Astaldi SpA	346,510	2,389
Beverages - 2.04%				Downer EDI Ltd	841,760	4,526
Coca-Cola West Co Ltd	111,900	3,326		Kinden Corp	289,900	3,904
Fevertree Drinks PLC	181,819	3,170		Kyudenko Corp	122,800	3,099
Royal Unibrew A/S	83,392	3,247		Maeda Corp	371,000	3,290
Treasury Wine Estates Ltd	342,049	3,125		Toda Corp	581,000	3,531
		$12,868		Toshiba Plant Systems & Services Corp	131,500	1,847
Biotechnology - 0.51%				Yokogawa Bridge Holdings Corp	211,500	2,638
Abcam PLC	303,106	3,241				$25,224
				Entertainment - 0.63%
Building Materials - 1.23%				GVC Holdings PLC	465,034	4,011
Buzzi Unicem SpA	165,680	4,100
Nichiha Corp	132,100	3,702		Environmental Control - 0.61%
		$7,802		Hitachi Zosen Corp	664,400	3,877
Chemicals - 3.53%
Denka Co Ltd	567,000	2,953		Food - 2.76%
DIC Corp	104,800	3,829		Ebro Foods SA	164,874	3,347
Lenzing AG	18,604	2,925		Ezaki Glico Co Ltd	54,800	2,639
Sanyo Chemical Industries Ltd	49,400	2,055		Greencore Group PLC	845,714	2,721
Tosoh Corp	777,000	6,760		Megmilk Snow Brand Co Ltd	105,000	2,862
Zeon Corp	347,000	3,815		Nichirei Corp	136,400	3,179
		$22,337		Sonae SGPS SA (a)	3,110,246	2,731
Commercial Services - 3.95%						$17,479
Hays PLC	2,096,820	4,232		Forest Products & Paper - 1.18%
Kanamoto Co Ltd	127,600	3,235		BillerudKorsnas AB	207,096	3,282
Loomis AB	135,208	4,193		Smurfit Kappa Group PLC	156,686	4,162
Northgate PLC	322,294	2,260				$7,444
QinetiQ Group PLC	1,046,014	3,592		Gas - 0.66%
Rentokil Initial PLC	1,823,453	5,411		Rubis SCA	44,576	4,181
Societa Iniziative Autostradali e Servizi SpA	233,770	2,049
		$24,972		Healthcare - Products - 1.07%
Computers - 1.97%				Carl Zeiss Meditec AG	55,125	2,385
Bechtle AG	17,439	1,816		DiaSorin SpA	38,728	2,449
DTS Corp	101,100	2,332		Ypsomed Holding AG (a)	9,966	1,918
MCJ Co Ltd	205,700	2,265				$6,752
Teleperformance	54,609	6,045		Healthcare - Services - 1.75%
		$12,458		BML Inc	81,300	1,775
Cosmetics & Personal Care - 1.01%				Eurofins Scientific SE	6,277	2,682
Lion Corp	209,000	3,612		Orpea	44,491	3,864
Pola Orbis Holdings Inc	28,800	2,753		UDG Healthcare PLC	322,534	2,756
		$6,365				$11,077
Distribution & Wholesale - 0.88%				Holding Companies - Diversified - 0.31%
Inchcape PLC	411,096	3,829		Seven Group Holdings Ltd	261,256	1,988
Trusco Nakayama Corp	77,000	1,738
		$5,567		Home Builders - 1.64%
Diversified Financial Services - 4.41%				Bellway PLC	120,961	3,913
BOC Aviation Ltd (b)	601,300	3,132		Haseko Corp	373,700	4,422
Cembra Money Bank AG (a)	44,140	3,580		Redrow PLC	333,968	2,023
Euronext NV (b)	53,982	2,332				$10,358
Ichigo Inc	866,700	2,740		Insurance - 3.12%
Mebuki Financial Group Inc	866,910	3,818		Beazley PLC	700,385	3,769
Tokyo Century Corp	98,300	3,319		Challenger Ltd/Australia	434,175	3,804

See accompanying notes

Schedule of Investments
International Small Company Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)				Pharmaceuticals - 2.07%
Hiscox Ltd	286,936	$3,864		Amplifon SpA	334,769	$3,583
Phoenix Group Holdings	464,675	4,430		Indivior PLC	487,008	2,113
SCOR SE	107,622	3,891		Nippon Shinyaku Co Ltd	56,900	3,072
		$19,758		Recordati SpA	136,189	4,322
Internet - 2.79%						$13,090
ASOS PLC (a)	72,019	4,857		Private Equity - 1.94%
Just Eat PLC (a)	532,111	3,300		3i Group PLC	534,859	4,570
Rightmove PLC	79,704	3,885		AURELIUS Equity Opportunities SE & Co	50,202	3,323
Wix.com Ltd (a)	90,021	5,608		KGaA
		$17,650		Intermediate Capital Group PLC	498,621	4,387
Investment Companies - 0.39%						$12,280
Skandiabanken ASA (a),(b)	269,351	2,473		Real Estate - 4.27%
				ADO Properties SA (b)	54,133	1,999
Iron & Steel - 0.73%				BUWOG AG (a)	189,983	4,740
BlueScope Steel Ltd	494,583	4,626		Castellum AB	363,974	4,927
				Entra ASA (b)	175,848	2,003
Leisure Products & Services - 0.39%				Hemfosa Fastigheter AB	376,218	3,492
Daiichikosho Co Ltd	58,700	2,437		Nexity SA (a)	54,803	2,644
				Sponda OYJ	359,310	1,504
Lodging - 0.28%				TLG Immobilien AG	109,896	2,119
Scandic Hotels Group AB (a),(b)	194,562	1,761		UOL Group Ltd	765,700	3,597
						$27,025
Machinery - Diversified - 1.71%				REITS - 3.73%
Ebara Corp	140,300	4,126		Allied Properties Real Estate Investment Trust	83,159	2,193
Sumitomo Heavy Industries Ltd	358,000	2,530		H&R Real Estate Investment Trust	101,000	1,795
Valmet OYJ	268,563	4,129		Investa Office Fund	1,241,246	4,444
		$10,785		Japan Hotel REIT Investment Corp	4,095	2,938
Media - 1.52%				Mapletree Commercial Trust	4,059,458	4,345
Corus Entertainment Inc	373,400	3,573		MCUBS MidCity Investment Corp	710	2,149
Informa PLC	566,680	4,716		Pure Industrial Real Estate Trust	474,100	2,134
Sanoma OYJ	152,093	1,334		Wereldhave NV	82,275	3,594
		$9,623				$23,592
Mining - 2.78%				Retail - 5.06%
Alamos Gold Inc	290,400	2,101		Conviviality PLC	275,120	963
Detour Gold Corp (a)	126,090	1,572		Dollarama Inc	37,760	2,908
Hudbay Minerals Inc	365,166	2,829		Domino's Pizza Group PLC	643,172	3,064
Kirkland Lake Gold Ltd (a)	244,601	1,749		JD Sports Fashion PLC	731,219	3,186
Lundin Mining Corp	598,564	3,601		K's Holdings Corp	202,000	3,595
Northern Star Resources Ltd	516,999	1,656		Matsumotokiyoshi Holdings Co Ltd	44,700	2,115
OceanaGold Corp	621,773	1,765		Shimamura Co Ltd	19,600	2,538
Vedanta Resources PLC	215,762	2,300		Sogo Medical Co Ltd	24,200	846
		$17,573		Toridoll Holdings Corp	68,300	1,416
Miscellaneous Manufacturers - 2.18%				Tsuruha Holdings Inc	20,700	1,915
Aalberts Industries NV	127,086	4,383		Valor Holdings Co Ltd	129,900	3,223
Ansell Ltd	226,852	3,701		Valora Holding AG	9,319	3,101
Hill & Smith Holdings PLC	70,416	962		Yamada Denki Co Ltd	606,700	3,097
Towa Corp	137,700	2,279				$31,967
Vesuvius PLC	432,754	2,448		Semiconductors - 2.08%
		$13,773		BE Semiconductor Industries NV	1,127	43
				Siltronic AG (a)	49,539	3,049
Office Furnishings - 0.22%
Okamura Corp	151,100	1,374		SOITEC (a)	63,658	2,661
				Tower Semiconductor Ltd (a)	121,458	2,788
Oil & Gas - 4.08%				Ulvac Inc	104,100	4,593
Aker BP ASA	230,630	4,056				$13,134
Birchcliff Energy Ltd	325,186	1,753		Software - 1.82%
Crew Energy Inc (a)	370,000	1,521		Fukui Computer Holdings Inc	56,000	1,410
DCC PLC	45,469	3,873		Kinaxis Inc (a)	80,200	4,370
Enerplus Corp	254,500	2,246		Open Text Corp	98,800	3,257
Parex Resources Inc (a)	247,067	2,943		TIS Inc	101,000	2,456
Raging River Exploration Inc (a)	399,489	2,704				$11,493
Seven Generations Energy Ltd (a)	115,100	2,133
				Storage & Warehousing - 0.30%
Spartan Energy Corp (a)	547,958	1,151		Westshore Terminals Investment Corp	94,100	1,913
Whitecap Resources Inc	415,619	3,401
		$25,781		Telecommunications - 1.26%
Oil & Gas Services - 0.92%				Hitachi Kokusai Electric Inc	153,700	3,517
Canadian Energy Services & Technology Corp	276,205	1,557		Spark New Zealand Ltd	1,712,604	4,426
Subsea 7 SA	300,652	4,247				$7,943
		$5,804		Transportation - 1.71%
Packaging & Containers - 1.88%				National Express Group PLC	800,184	3,609
CCL Industries Inc	10,682	2,271		Seino Holdings Co Ltd	284,800	3,280
Orora Ltd	1,567,548	3,568		TFI International Inc	156,800	3,910
RPC Group PLC	533,559	6,041				$10,799
		$11,880		TOTAL COMMON STOCKS		$609,863

See accompanying notes

		Schedule of Investments
		International Small Company Fund
		February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 3.16%	Shares Held	Value(000	's)
Money Market Funds - 3.16%
Goldman Sachs Financial Square Funds -	19,991,591	$19,992
Government Fund

TOTAL INVESTMENT COMPANIES		$19,992
PREFERRED STOCKS - 0.63%	Shares Held	Value(000	's)
Electronics - 0.63%
Sartorius AG 0.46%(c)	53,293	$3,995

TOTAL PREFERRED STOCKS		$3,995
Total Investments		$633,850
Other Assets and Liabilities - (0.25)%		$(1,552)
TOTAL NET ASSETS - 100.00%		$632,298

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,434 or 2.60% of net assets.
(c)	Variable Rate. Rate shown is in effect at February 28, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	28.84%
United Kingdom	15.62%
Canada	10.24%
Australia	5.24%
France	4.85%
Germany	4.48%
Italy	4.03%
Sweden	3.16%
United States	3.16%
Israel	3.01%
Ireland	2.14%
Switzerland	2.02%
Singapore	1.76%
Netherlands	1.64%
Spain	1.38%
Norway	1.35%
Austria	1.21%
Finland	1.11%
Jersey, Channel Islands	0.70%
New Zealand	0.70%
Hong Kong	0.65%
Isle of Man	0.63%
Bermuda	0.61%
Denmark	0.51%
Portugal	0.43%
Luxembourg	0.42%
India	0.36%
Other Assets and Liabilities	(0.25)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 94.09%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.22%			Banks (continued)
Interpublic Group of Cos Inc/The (a)	9,602	$231	Regions Financial Corp (a)	313,389	$4,785
Omnicom Group Inc (a)	5,705	486	Signature Bank/New York NY (a),(b)	15,060	2,372
		$717	State Street Corp (a)	917	73
Aerospace & Defense - 2.20%			SunTrust Banks Inc (a)	34,007	2,023
Airbus SE	31,633	2,324	UniCredit SpA (b)	133,334	1,789
Arconic Inc (a)	11,568	333	US Bancorp (a)	4,052	223
Boeing Co/The (a)	13,097	2,361	Wells Fargo & Co (a)	74,657	4,321
Harris Corp (a)	3,001	330	Western Alliance Bancorp (b)	4,303	222
L3 Technologies Inc (a)	1,860	313	Zions Bancorporation (a)	3,123	140
Leonardo SpA (b)	69,547	956			$42,946
Northrop Grumman Corp	402	99	Beverages - 2.09%
Raytheon Co	672	104	Constellation Brands Inc (a)	11,235	1,784
Rockwell Collins Inc (a)	3,149	301	Dr Pepper Snapple Group Inc	4,433	414
TransDigm Group Inc	123	31	Molson Coors Brewing Co	32,073	3,220
		$7,152	Monster Beverage Corp (a),(b)	29,387	1,218
Agriculture - 0.82%			PepsiCo Inc	1,192	131
Altria Group Inc (a)	14,436	1,081			$6,767
Archer-Daniels-Midland Co (a)	6,725	316	Biotechnology - 2.12%
Philip Morris International Inc	9,649	1,055	Amgen Inc	11,703	2,066
Reynolds American Inc (a)	3,374	208	Biogen Inc (a),(b)	6,684	1,929
		$2,660	Bioverativ Inc (b)	711	37
			Celgene Corp (b)	2,178	269
Airlines - 0.98%
Alaska Air Group Inc (a)	2,982	292	Gilead Sciences Inc	27,120	1,912
American Airlines Group Inc (a)	12,396	575	Incyte Corp (b)	5,013	667
Delta Air Lines Inc (a)	17,795	888			$6,880
Southwest Airlines Co (a)	14,888	861	Building Materials - 2.08%
United Continental Holdings Inc (a),(b)	7,683	569	Fortune Brands Home & Security Inc (a)	3,732	216
		$3,185	Johnson Controls International plc (a)	118,950	4,988
Apparel - 0.58%			Masco Corp (a)	7,848	265
Adidas AG	4,084	685	Vulcan Materials Co (a)	10,446	1,260
Hanesbrands Inc (a)	9,141	183			$6,729
Michael Kors Holdings Ltd (a),(b)	4,005	146	Chemicals - 6.36%
Ralph Lauren Corp (a)	1,998	159	Air Products & Chemicals Inc	2,188	307
Under Armour Inc - Class C (a),(b)	10,538	196	Brenntag AG	12,804	734
VF Corp (a)	9,667	507	Dow Chemical Co/The	15,529	967
		$1,876	EI du Pont de Nemours & Co	9,526	748
			FMC Corp (a)	3,237	187
Automobile Manufacturers - 1.04%
Bayerische Motoren Werke AG	9,312	832	LANXESS AG	13,095	889
Daimler AG	15,714	1,142	LyondellBasell Industries NV (a)	9,727	887
General Motors Co	20,046	738	Monsanto Co (a)	10,605	1,207
PACCAR Inc (a)	824	55	PPG Industries Inc	3,731	382
Volvo AB - B Shares	47,308	616	Saudi Basic Industries Corp - Warrants (b),(c)	225,551	5,828
		$3,383	Sherwin-Williams Co/The (a)	26,310	8,117
Automobile Parts & Equipment - 0.78%			Valvoline Inc	16,095	361
BorgWarner Inc (a)	5,151	217			$20,614
Delphi Automotive PLC (a)	6,561	500	Commercial Services - 0.97%
Goodyear Tire & Rubber Co/The (a)	6,314	221	H&R Block Inc	486	10
Rheinmetall AG	20,698	1,580	ISS A/S	17,446	679
		$2,518	Moody's Corp	4,219	470
Banks - 13.25%			Nielsen Holdings PLC (a)	8,405	373
Bank of America Corp (a)	201,510	4,973	Randstad Holding NV	17,751	1,034
Bank of New York Mellon Corp/The (a)	2,458	116	Robert Half International Inc (a)	3,117	150
Bank of the Ozarks Inc	15,856	868	S&P Global Inc	170	22
BB&T Corp (a)	2,600	125	Total System Services Inc (a)	2,899	158
Capital One Financial Corp (a)	1,621	152	Western Union Co/The (a)	11,735	230
Citigroup Inc (a)	3,899	233			$3,126
Citizens Financial Group Inc (a)	3,746	140	Computers - 6.08%
Comerica Inc (a)	417	30	Accenture PLC - Class A	3,821	468
Credit Suisse Group AG ADR(b)	145,470	2,195	Apple Inc (a)	26,759	3,666
Danske Bank A/S	42,632	1,421	Cognizant Technology Solutions Corp (a),(b)	28,961	1,716
Fifth Third Bancorp	1,724	47	CSRA Inc (a)	31,127	928
Goldman Sachs Group Inc/The (a)	2,215	550	HP Inc (a)	41,405	719
HSBC Bank PLC - Warrants (b),(c)	1,732,324	6,811	International Business Machines Corp (a)	3,987	717
Huntington Bancshares Inc/OH (a)	24,870	352	NetApp Inc (a)	93,309	3,903
ING Groep NV	43,649	601	Seagate Technology PLC (a)	7,222	348
JPMorgan Chase & Co (a)	43,343	3,928	Teradata Corp (a),(b)	3,137	98
KeyCorp (a)	22,235	417	Western Digital Corp (a)	93,053	7,154
M&T Bank Corp (a)	1,239	207			$19,717
Mediobanca SpA	177,506	1,423	Consumer Products - 0.23%
Morgan Stanley (a)	12,523	572	Church & Dwight Co Inc	1,032	51
Nordea Bank AB	141,131	1,650	Kimberly-Clark Corp	5,356	710
Northern Trust Corp (a)	543	47			$761
PNC Financial Services Group Inc/The (a)	1,096	140

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Cosmetics & Personal Care - 0.60%			Gas - 0.01%
Procter & Gamble Co/The	5,870	$535	CenterPoint Energy Inc	991	$27
Svenska Cellulosa AB SCA	45,977	1,410
		$1,945	Hand & Machine Tools - 0.50%
Distribution & Wholesale - 0.11%			Sandvik AB	72,748	987
WW Grainger Inc (a)	1,441	357	Snap-on Inc	1,023	174
			Stanley Black &Decker Inc (a)	3,670	467
Diversified Financial Services - 3.02%					$1,628
Affiliated Managers Group Inc	36,265	6,090	Healthcare - Products - 1.36%
Ameriprise Financial Inc (a)	377	49	Abbott Laboratories	3,382	152
Charles Schwab Corp/The (a)	13,406	542	Baxter International Inc	4,149	211
CME Group Inc	1,916	233	Becton Dickinson and Co	17,928	3,282
Discover Financial Services (a)	943	67	Cooper Cos Inc/The	113	23
E*TRADE Financial Corp (a),(b)	1,016	35	CR Bard Inc	168	41
Intercontinental Exchange Inc	15,709	897	Danaher Corp (a)	4,547	389
Mastercard Inc	985	109	Henry Schein Inc (b)	1,253	215
Nasdaq Inc (a)	3,973	282	Stryker Corp	229	29
OM Asset Management PLC	59,601	889	Varian Medical Systems Inc (b)	101	9
Synchrony Financial (a)	3,422	124	Zimmer Biomet Holdings Inc	461	54
Visa Inc	5,331	469			$4,405
		$9,786	Healthcare - Services - 5.07%
Electric - 0.51%			Aetna Inc (a)	8,506	1,095
AES Corp/VA	1,513	17	Anthem Inc (a)	6,370	1,050
Ameren Corp	558	31	Centene Corp (a),(b)	4,138	292
American Electric Power Co Inc	1,129	76	Cigna Corp (a)	6,213	925
Consolidated Edison Inc	701	54	DaVita Inc (a),(b)	4,856	337
DTE Energy Co	412	42	HCA Holdings Inc (b)	8,700	759
Entergy Corp (a)	4,332	332	Humana Inc (a)	3,606	762
Eversource Energy	941	55	Laboratory Corp of America Holdings (a),(b)	2,563	365
Exelon Corp	14,156	520	Quest Diagnostics Inc (a)	1,351	132
NRG Energy Inc (a)	7,629	126	UnitedHealth Group Inc (a)	50,094	8,284
PG&E Corp	931	62	Universal Health Services Inc (a)	19,397	2,436
Pinnacle West Capital Corp	88	7			$16,437
PPL Corp	4,315	159	Holding Companies - Diversified - 0.01%
Southern Co/The	1,259	64	Leucadia National Corp	826	22
WEC Energy Group Inc	725	44
Xcel Energy Inc	1,167	51	Home Builders - 0.07%
		$1,640	DR Horton Inc	2,401	77
Electrical Components & Equipment - 0.30%			Lennar Corp - A Shares	539	26
AMETEK Inc	528	29	PulteGroup Inc	5,030	111
Emerson Electric Co (a)	15,546	934			$214
		$963	Home Furnishings - 0.52%
Electronics - 1.80%			Harman International Industries Inc (a)	1,703	190
Allegion PLC (a)	2,322	169	Leggett & Platt Inc	2,097	103
Amphenol Corp	740	51	Sony Corp	43,746	1,352
Corning Inc (a)	22,395	618	Whirlpool Corp	146	26
Flex Ltd (a),(b)	130,792	2,157			$1,671
FLIR Systems Inc (a)	3,293	121
			Housewares - 0.18%
Fortive Corp	3,381	195	Newell Brands Inc (a)	11,614	569
Garmin Ltd (a)	4,558	235
Honeywell International Inc	12,764	1,589	Insurance - 1.83%
TE Connectivity Ltd (a)	8,717	649	Aflac Inc	1,029	74
Waters Corp (b)	351	55	Allianz SE	10,188	1,774
		$5,839	Allstate Corp/The	841	69
Engineering & Construction - 0.44%			Aon PLC (a)	5,252	607
Fluor Corp (a)	3,338	185	Berkshire Hathaway Inc - Class B (a),(b)	6,938	1,190
Jacobs Engineering Group Inc (a)	2,926	165	Chubb Ltd	3,996	552
Skanska AB	45,395	1,080	Cincinnati Financial Corp	378	28
		$1,430	Hartford Financial Services Group Inc/The (a)	389	19
			Marsh & McLennan Cos Inc (a)	12,528	921
Environmental Control - 0.14%
Republic Services Inc	780	48	Progressive Corp/The	2,349	92
Waste Management Inc	5,559	408	Prudential Financial Inc (a)	4,016	444
		$456	Torchmark Corp (a)	282	22
Food - 1.65%			Travelers Cos Inc/The	642	78
Campbell Soup Co	1,953	116	Unum Group (a)	552	27
Conagra Brands Inc (a)	10,579	436	XL Group Ltd	613	25
General Mills Inc	1,332	80			$5,922
Hershey Co/The (a)	5,036	546	Internet - 2.28%
Hormel Foods Corp (a)	12,781	451	Alphabet Inc - A Shares (b)	538	455
Kroger Co/The (a)	49,127	1,562	eBay Inc (a),(b)	26,742	907
McCormick & Co Inc/MD (a)	3,016	297	F5 Networks Inc (a),(b)	1,566	224
Nestle SA	17,848	1,317	Priceline Group Inc/The (b)	513	884
Tyson Foods Inc (a)	8,842	553	VeriSign Inc (b)	504	42
		$5,358

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Oil & Gas Services (continued)
Yahoo! Inc (a),(b)	106,711	$4,872		TechnipFMC PLC (b)	1,065	$34
		$7,384				$946
Iron & Steel - 0.35%				Packaging & Containers - 0.12%
APERAM SA	13,018	661		Sealed Air Corp	1,146	53
Salzgitter AG	12,875	470		WestRock Co (a)	6,073	326
		$1,131				$379
Leisure Products & Services - 0.39%				Pharmaceuticals - 1.91%
Carnival Corp (a)	17,559	983		AbbVie Inc	25,547	1,580
Harley-Davidson Inc (a)	4,281	241		Bristol-Myers Squibb Co	1,161	66
Royal Caribbean Cruises Ltd	551	53		Eli Lilly & Co	5,733	475
		$1,277		Express Scripts Holding Co (a),(b)	15,224	1,075
Lodging - 0.48%				Johnson & Johnson	10,617	1,297
Hilton Worldwide Holdings Inc	23,041	1,318		McKesson Corp	1,620	243
Wyndham Worldwide Corp (a)	2,605	217		Merck KGaA	4,148	453
		$1,535		STADA Arzneimittel AG	16,414	993
Machinery - Construction & Mining - 0.78%						$6,182
ABB Ltd	68,383	1,545		Pipelines - 0.54%
Caterpillar Inc (a)	10,087	975		Kinder Morgan Inc/DE (a)	55,032	1,173
		$2,520		ONEOK Inc	1,075	58
				Williams Cos Inc/The (a)	18,158	514
Machinery - Diversified - 1.12%
Cummins Inc (a)	4,054	602				$1,745
FLSmidth & Co A/S	22,543	1,105		Real Estate - 0.01%
GEA Group AG	22,115	859		CBRE Group Inc (b)	775	28
Hexagon AB	25,860	1,043
		$3,609		REITS - 0.59%
Media - 3.92%				AvalonBay Communities Inc	421	77
CBS Corp (a)	7,456	492		Digital Realty Trust Inc	1,993	215
Charter Communications Inc (b)	616	199		Essex Property Trust Inc	151	35
Comcast Corp - Class A (a)	15,507	580		Extra Space Storage Inc (a)	3,025	240
Discovery Communications Inc - A Shares	14,328	412		Federal Realty Investment Trust	166	23
(a),(b)				GGP Inc	2,030	50
DISH Network Corp (a),(b)	35,537	2,203		Mid-America Apartment Communities Inc	1,312	135
News Corp - A Shares (a)	14,059	180		Public Storage	398	91
Scripps Networks Interactive Inc (a)	3,123	252		Realty Income Corp	684	42
TEGNA Inc (a)	5,186	133		Simon Property Group Inc	719	133
Time Warner Inc (a)	61,635	6,053		UDR Inc (a)	2,713	99
Twenty-First Century Fox Inc - A Shares (a)	44,876	1,343		Ventas Inc	814	53
Viacom Inc - B Shares (a)	9,597	417		Vornado Realty Trust	470	52
Walt Disney Co/The (a)	4,078	449		Welltower Inc	833	59
		$12,713		Weyerhaeuser Co (a)	18,008	607
Mining - 0.28%						$1,911
Freeport-McMoRan Inc (a),(b)	35,750	479		Retail - 6.49%
Newmont Mining Corp (a)	12,475	427		AutoNation Inc (a),(b)	2,421	111
		$906		AutoZone Inc (a),(b)	478	352
				Bed Bath & Beyond Inc (a)	3,676	149
Miscellaneous Manufacturers - 1.46%				Best Buy Co Inc (a)	7,570	334
3M Co	1,499	279		CarMax Inc (a),(b)	23,506	1,517
Alfa Laval AB	48,596	878
General Electric Co (a)	2,847	85		Cie Financiere Richemont SA	20,369	1,500
Illinois Tool Works Inc	1,896	250		Coach Inc (a)	6,784	258
Ingersoll-Rand PLC (a)	6,245	495		CVS Health Corp (a)	25,792	2,078
Parker-Hannifin Corp (a)	3,227	500		Darden Restaurants Inc (a)	633	47
Pentair PLC	2,083	121		Dollar General Corp (a)	6,744	492
Siemens AG	13,968	1,816		Dunkin' Brands Group Inc (a)	31,553	1,736
Textron Inc (a)	6,504	308		Foot Locker Inc (a)	3,070	232
				Gap Inc/The (a)	9,650	240
		$4,732		Genuine Parts Co	2,396	229
Office & Business Equipment - 0.07%				Home Depot Inc/The (a)	9,562	1,386
Pitney Bowes Inc (a)	4,490	61
				Kohl's Corp (a)	4,278	182
Xerox Corp (a)	24,421	182
		$243		L Brands Inc	5,983	315
				Lowe's Cos Inc	12,574	935
Oil & Gas - 2.91%				Macy's Inc (a)	7,289	242
Concho Resources Inc (a),(b)	22,810	3,021
				McDonald's Corp (a)	14,662	1,872
ConocoPhillips	2,840	135		Nordstrom Inc (a)	4,189	196
Exxon Mobil Corp	13,542	1,101		O'Reilly Automotive Inc (b)	133	36
Newfield Exploration Co (b)	4,655	170
				PVH Corp (a)	1,934	177
Parsley Energy Inc (a),(b)	133,737	4,064
				Ross Stores Inc	1,029	71
Phillips 66	1,108	87		Staples Inc (a)	15,734	142
Southwestern Energy Co (a),(b)	13,747	103
				Target Corp (a)	13,633	801
Transocean Ltd (b)	839	12
				TJX Cos Inc/The (a)	15,766	1,237
Valero Energy Corp (a)	10,958	745
				Tractor Supply Co (a)	3,175	225
		$9,438		Urban Outfitters Inc (a),(b)	2,812	73
Oil & Gas Services - 0.29%				Walgreens Boots Alliance Inc	3,808	329
Halliburton Co	1,976	106		Wal-Mart Stores Inc	23,268	1,650
SBM Offshore NV	52,388	806

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Shares Held	Value (000's)
Retail (continued)				TOTAL PURCHASED OPTIONS - 0.01%	$34
Yum! Brands Inc (a)	28,784	$1,880
				Total Investments	$356,029
		$21,024		Other Assets and Liabilities - (9.86)%	$(31,958)
Savings & Loans - 0.00%				TOTAL NET ASSETS - 100.00%	$324,071
People's United Financial Inc (a)	723	14

Semiconductors - 3.48%				(a)	Security or a portion of the security was pledged as collateral for short
Analog Devices Inc (a)	7,611	624		sales. At the end of the period, the value of these securities totaled
Applied Materials Inc (a)	26,122	946		$103,852 or 32.05% of net assets.
Infineon Technologies AG	46,559	828		(b) Non-Income Producing Security
Intel Corp	56,624	2,050		(c)	Fair value of these investments is determined in good faith by the Manager
KLA-Tencor Corp (a)	3,790	341		under procedures established and periodically reviewed by the Board of
Lam Research Corp (a)	4,422	524		Directors. Inputs used in the valuation may be unobservable; however, not
Linear Technology Corp (a)	569	37		all securities are included in Level 3 of the fair value hierarchy. At the end
Marvell Technology Group Ltd (a)	118,959	1,856		of the period, the fair value of these securities totaled $12,639 or 3.90% of
Microchip Technology Inc	536	39		net assets.
Qorvo Inc (b)	291	19		(d)	Security exempt from registration under Rule 144A of the Securities Act of
QUALCOMM Inc	35,377	1,998		1933. These securities may be resold in transactions exempt from
Skyworks Solutions Inc (a)	4,472	424		registration, normally to qualified institutional buyers. At the end of the
Texas Instruments Inc	20,768	1,591		period, the value of these securities totaled $2,046 or 0.63% of net assets.
		$11,277		(e)	Security or a portion of the security was pledged to cover margin
Software - 4.10%				requirements for swap and/or swaption contracts. At the end of the period,
Akamai Technologies Inc (a),(b)	3,478	218		the value of these securities totaled $10,954 or 3.38% of net assets.
CA Inc (a)	9,995	323
Citrix Systems Inc (b)	3,471	274
Dun & Bradstreet Corp/The	886	93
				Portfolio Summary (unaudited)
Fidelity National Information Services Inc	3,391	279
Nuance Communications Inc (a),(b)	52,111	887		Sector	Percent
Oracle Corp (a)	40,956	1,744		Financial	18.70%
Paychex Inc	824	51		Consumer, Non-cyclical	16.83%
PTC Inc (b)	48,605	2,619		Investment Companies	15.78%
salesforce.com Inc (b)	39,135	3,184		Technology	13.72%
SAP SE	6,111	569		Industrial	12.52%
Verint Systems Inc (a),(b)	40,000	1,510		Consumer, Cyclical	11.86%
VMware Inc (a),(b)	17,052	1,533		Communications	9.20%
				Basic Materials	6.99%
		$13,284		Energy	3.74%
Telecommunications - 2.78%				Utilities	0.52%
AT&T Inc (a)	2,294	96
Cellnex Telecom SA (d)	71,553	1,076		Diversified	0.01%
Cisco Systems Inc (a)	68,261	2,333		Purchased Options	0.01%
				Investments Sold Short	(33.99)%
DNA Oyj	56,100	711
Juniper Networks Inc (a)	62,106	1,739		Other Assets and Liabilities	24.13%
Motorola Solutions Inc (a)	4,013	317		TOTAL NET ASSETS	100.00%
Sunrise Communications Group AG (b),(d)	13,546	970
Verizon Communications Inc	17,707	879
VimpelCom Ltd ADR	210,754	866
		$8,987
Textiles - 0.08%
Mohawk Industries Inc (b)	1,121	254

Toys, Games & Hobbies - 0.16%
Hasbro Inc (a)	3,008	292
Mattel Inc (a)	8,289	213
		$505
Transportation - 1.58%
CH Robinson Worldwide Inc	1,192	96
Expeditors International of Washington Inc (a)	4,360	246
FedEx Corp	14,661	2,829
Norfolk Southern Corp (a)	611	74
Ryder System Inc (a)	1,282	98
Union Pacific Corp (a)	16,494	1,780
		$5,123
TOTAL COMMON STOCKS		$304,847
INVESTMENT COMPANIES - 15.78%	Shares Held	Value(000	's)
Money Market Funds - 15.78%
BlackRock Liquidity Funds FedFund Portfolio	7,967,474	7,968
Cash Account Trust - Government & Agency	11,292,867	11,293
Portfolio - Government Cash Managed
Goldman Sachs Financial Square Funds -	15,313,533	15,314
Government Fund
Wells Fargo Advantage Government Money	16,572,581	16,573
Market Fund (e)
		$51,148
TOTAL INVESTMENT COMPANIES		$51,148

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For		Fair Value	Asset	Liability
Morgan Stanley & Co	03/15/2017	CHF	2,944,000		$2,941	$2,934	$6		$(13)
Morgan Stanley & Co	03/15/2017	EUR	6,991,000		7,437	7,411	6		(32)
Morgan Stanley & Co	03/15/2017	GBP	450,000		564	559	—		(5)
Morgan Stanley & Co	03/15/2017	NOK	6,691,000		799	797	—		(2)
Morgan Stanley & Co	03/15/2017	SEK	23,988,000		2,646	2,659	13		—
Total							$25		$(52)
							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Asset	Liability
Morgan Stanley & Co	03/15/2017	CHF	8,304,000		$8,278	$8,276	$51		$(49)
Morgan Stanley & Co	03/15/2017	DKK	22,513,000		3,242	3,211	32		(1)
Morgan Stanley & Co	03/15/2017	EUR	26,170,000		28,010	27,741	275		(6)
Morgan Stanley & Co	03/15/2017	NOK	6,691,000		807	798	9		—
Morgan Stanley & Co	03/15/2017	SEK	85,762,000		9,683	9,509	174		—
Total							$541		$(56)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
AEX Index; March 2017		Short	9		$942	$	945		$(3)
CAC40 Index; March 2017		Short	78		4,037		4,014		23
DAX Index; March 2017		Short	11		3,350		3,451		(101)
DJ Euro Stoxx 50; March 2017		Short	378		13,132		13,311		(179)
FTSE/MIB Index; March 2017		Short	10		993		1,002		(9)
FTSE100 Index; March 2017		Short	44		3,878		3,967		(89)
OMXS30 Index; March 2017		Short	110		1,912		1,901		11
Total							$		(347)

Amounts in thousands except contracts

Options

					Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Put - Industrial Select Sector SPDR Fund		$61.00	03/20/2017	1,653		$84	$13		$(71)
Put - iShares Russell 2000 ETF	$129.00		03/20/2017	653		75	21		(54)
Total				$		159	$34		$(125)

Amounts in thousands except contracts

Total Return Equity Basket Swaps

							Notional	Fair Value
Counterparty	Fund Pays		Fund Receives			Expiration Date	Value	Asset	Liability
Morgan Stanley & Co	Floating rate based on 1 day SONIA	Total return on a custom basket of long				04/06/2018	$14,166	$34	$—
plus/less spread			and short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 day EMM I	Total return on a custom basket of long				04/06/2018	18,707	17	—
Euro Overnight Index Average plus/less			and short securities traded in EUR
spread
Morgan Stanley & Co	Floating rate based on 1 day MUTSC	Total return on a custom basket of long				09/06/2018	7,804	86	—
plus/less spread			and short securities traded in JPY
Total							$40,677	$137	$—

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (27.46)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Aerospace & Defense - (0.46)%				Cosmetics & Personal Care (continued)
Boeing Co/The	2,789	$503		Estee Lauder Cos Inc/The	7,316	$606
General Dynamics Corp	3,547	673				$1,366
Lockheed Martin Corp	83	22
				Distribution & Wholesale - (0.46)%
United Technologies Corp	2,495	281		Fastenal Co	5,618	281
		$1,479		LKQ Corp (a)	5,411	171
Apparel - (0.50)%				WW Grainger Inc	4,190	1,039
Michael Kors Holdings Ltd (a)	10,106	369				$1,491
NIKE Inc	22,005	1,258
				Diversified Financial Services - (0.70)%
		$1,627		Affiliated Managers Group Inc	1,065	179
Automobile Manufacturers - (0.07)%				Alliance Data Systems Corp	1,122	273
Ford Motor Co	18,044	226		American Express Co	7,512	601
				BlackRock Inc	858	332
				Franklin Resources Inc	11,079	477
Automobile Parts & Equipment - (0.29)%				Invesco Ltd	7,937	255
Delphi Automotive PLC	12,489	951		Navient Corp	5,889	91
				T Rowe Price Group Inc	574	41
Beverages - (0.63)%						$2,249
Brown-Forman Corp - B Shares	7,676	374
				Electric - (0.87)%
Coca-Cola Co/The	4,636	195		Alliant Energy Corp	3,995	158
Constellation Brands Inc	3,740	594		CMS Energy Corp	2,583	115
Molson Coors Brewing Co	4,138	416		Dominion Resources Inc/VA	198	16
Monster Beverage Corp (a)	11,099	460
				Duke Energy Corp	6,830	564
		$2,039		FirstEnergy Corp	5,346	173
Biotechnology - (0.79)%				NextEra Energy Inc	9,036	1,184
Alexion Pharmaceuticals Inc (a)	4,355	572		Public Service Enterprise Group Inc	9,810	451
Illumina Inc (a)	2,851	477		SCANA Corp	2,268	157
Incyte Corp (a)	1,323	176				$2,818
Regeneron Pharmaceuticals Inc (a)	2,340	874
Vertex Pharmaceuticals Inc (a)	4,953	449		Electrical Components & Equipment - (0.06)%
		$2,548		Acuity Brands Inc	847	179

Building Materials - (0.41)%				Electronics - (0.20)%
Johnson Controls International plc	18,179	762		Agilent Technologies Inc	6,199	318
Martin Marietta Materials Inc	1,232	266		Mettler-Toledo International Inc (a)	510	243
Vulcan Materials Co	2,571	310		PerkinElmer Inc	1,876	102
		$1,338				$663
Chemicals - (0.38)%				Energy - Alternate Sources - (0.02)%
Albemarle Corp	1,916	195		First Solar Inc (a)	2,018	73
CF Industries Holdings Inc	4,528	142
International Flavors & Fragrances Inc	1,499	188
Mosaic Co/The	6,800	212		Environmental Control - (0.04)%
Praxair Inc	4,057	482		Stericycle Inc (a)	1,651	137
		$1,219

Commercial Services - (0.93)%				Food - (1.43)%
Automatic Data Processing Inc	1,446	148		JM Smucker Co/The	2,215	314
Cintas Corp	2,040	241		Kellogg Co	6,254	463
Ecolab Inc	5,844	724		Kraft Heinz Co/The	15,243	1,395
Equifax Inc	2,253	295		Kroger Co/The	18,145	577
Global Payments Inc	2,983	238		Mondelez International Inc	25,910	1,138
PayPal Holdings Inc (a)	22,249	935		Sysco Corp	10,665	562
Quanta Services Inc (a)	2,936	110		Whole Foods Market Inc	6,184	190
United Rentals Inc (a)	530	68				$4,639
Verisk Analytics Inc (a)	3,271	271
				Forest Products & Paper - (0.13)%
		$3,030		International Paper Co	7,952	419
Computers - (0.51)%
Accenture PLC - Class A	11,713	1,435		Gas - (0.17)%
Hewlett Packard Enterprise Co	10,398	237		NiSource Inc	1,283	31
		$1,672		Sempra Energy	4,856	535
Consumer Products - (0.15)%						$566
Avery Dennison Corp	1,702	137		Healthcare - Products - (1.96)%
Clorox Co/The	2,484	340		Becton Dickinson and Co	4,115	753
		$477		Boston Scientific Corp (a)	4,169	102
				DENTSPLY SIRONA Inc	4,500	286
Cosmetics & Personal Care - (0.42)%				Edwards Lifesciences Corp (a)	4,148	390
Colgate-Palmolive Co	6,701	489		Hologic Inc (a)	5,413	220
Coty Inc	14,431	271		IDEXX Laboratories Inc (a)	1,743	253

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Healthcare - Products (continued)				Oil & Gas (continued)
Intuitive Surgical Inc (a)	3,901	$2,875		Helmerich & Payne Inc	2,103	$144
Medtronic PLC	9,032	731		Hess Corp	6,152	316
Patterson Cos Inc	1,902	86		Marathon Oil Corp	5,405	86
Thermo Fisher Scientific Inc	4,248	670		Marathon Petroleum Corp	9,922	492
		$6,366		Murphy Oil Corp	3,229	91
				Noble Energy Inc	8,137	296
Healthcare - Services - (0.50)%				Occidental Petroleum Corp	14,778	969
Envision Healthcare Corp (a)	1,065	74
HCA Holdings Inc (a)	17,604	1,536		Pioneer Natural Resources Co	3,297	613
				Range Resources Corp	4,800	133
		$1,610		Tesoro Corp	2,204	188
Home Builders - (0.45)%						$6,346
Lennar Corp - A Shares	29,713	1,450		Oil & Gas Services - (0.32)%
				Baker Hughes Inc	2,015	121
Home Furnishings - (0.14)%				National Oilwell Varco Inc	7,337	297
Electrolux AB	16,892	447		Schlumberger Ltd	7,810	628
						$1,046

Insurance - (0.82)%				Packaging & Containers - (0.08)%
American International Group Inc	8,728	558		Ball Corp	3,399	250
Arthur J Gallagher & Co	3,464	198
Assurant Inc	1,127	111
				Pharmaceuticals - (1.41)%
Lincoln National Corp	4,370	307		Allergan PLC	6,681	1,636
Loews Corp	2,056	97
MetLife Inc	19,999	1,049		AmerisourceBergen Corp	1,696	155
				Cardinal Health Inc	5,908	481
Willis Towers Watson PLC	2,665	342		Endo International PLC (a)	4,330	59
		$2,662		Mallinckrodt PLC (a)	2,022	106
Internet - (1.29)%				Mead Johnson Nutrition Co	3,565	313
Amazon.com Inc (a)	1,178	995		Merck & Co Inc	6,353	418
Expedia Inc	3,010	358		Mylan NV (a)	10,395	435
MercadoLibre Inc	5,543	1,169		Perrigo Co PLC	2,786	208
Netflix Inc (a)	8,334	1,185		Pfizer Inc	6,652	227
Symantec Corp	12,110	346		Zoetis Inc	9,602	512
TripAdvisor Inc (a)	2,828	117				$4,550
		$4,170
				REITS - (1.36)%
Iron & Steel - (0.12)%				American Tower Corp	8,184	940
Nucor Corp	6,215	389		Apartment Investment & Management Co	2,966	138
				Boston Properties Inc	1,929	268
				Crown Castle International Corp	7,004	655
Lodging - (0.26)%				Equinix Inc	1,386	521
Marriott International Inc/MD	7,585	660		Equity Residential	7,108	448
Wynn Resorts Ltd	1,976	190		HCP Inc	2,744	90
		$850		Host Hotels & Resorts Inc	14,260	256
Machinery - Construction & Mining - (0.29)%				Kimco Realty Corp	8,257	200
Caterpillar Inc	9,801	947		Macerich Co/The	2,795	188
				Prologis Inc	9,651	493
				SL Green Realty Corp	1,954	220
Machinery - Diversified - (0.32)%						$4,417
Deere & Co	2,643	289
Flowserve Corp	2,440	113		Retail - (2.06)%
Rockwell Automation Inc	2,427	367		Advance Auto Parts Inc	1,431	224
Roper Technologies Inc	514	108		CarMax Inc (a)	3,709	239
Xylem Inc/NY	3,488	168		Chipotle Mexican Grill Inc (a)	563	236
		$1,045		Costco Wholesale Corp	8,535	1,512
				Dollar Tree Inc (a)	4,586	352
Miscellaneous Manufacturers - (0.45)%				Gap Inc/The	19,356	480
3M Co	5,275	983		Kohl's Corp	8,796	375
Dover Corp	3,015	241		Nordstrom Inc	9,062	423
Eaton Corp PLC	3,134	226		Signet Jewelers Ltd	1,353	86
		$1,450		Starbucks Corp	5,948	338
Oil & Gas - (1.96)%				Swatch Group AG/The	3,756	1,249
Anadarko Petroleum Corp	10,645	688		Target Corp	6,014	353
Apache Corp	1,767	93		Tiffany & Co	2,404	221
				Ulta Beauty Inc (a)	1,210	331
Cabot Oil & Gas Corp	9,036	198
Chesapeake Energy Corp (a)	16,892	92		Wal-Mart Stores Inc	3,426	243
Cimarex Energy Co	1,844	232				$6,662
Concho Resources Inc (a)	2,811	372
				Semiconductors - (0.55)%
Devon Energy Corp	2,374	103		Broadcom Ltd	635	134
EOG Resources Inc	10,708	1,039		Micron Technology Inc (a)	20,281	475
EQT Corp	3,356	201		NVIDIA Corp	8,473	860

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

		Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)

Semiconductors (continued)
Xilinx Inc	5,236	$308
		$1,777

Software - (2.50)%
Activision Blizzard Inc	11,350	512
Adobe Systems Inc (a)	9,409	1,114
Autodesk Inc (a)	4,323	373
Cerner Corp (a)	6,841	377
Electronic Arts Inc (a)	5,931	513
Fiserv Inc (a)	3,452	398
Intuit Inc	4,994	626
Microsoft Corp	10,974	702
Oracle Corp	49,222	2,097
Red Hat Inc (a)	3,485	289
salesforce.com Inc (a)	13,534	1,101
		$8,102

Telecommunications - (0.20)%
CenturyLink Inc	10,248	249
Frontier Communications Corp	4,188	12
Level 3 Communications Inc (a)	6,988	400
		$661

Transportation - (0.80)%
CSX Corp	15,989	777
FedEx Corp	5,177	999
JB Hunt Transport Services Inc	2,178	214
Kansas City Southern	2,090	185
Union Pacific Corp	2,894	312
United Parcel Service Inc	1,071	113
		$2,600
TOTAL COMMON STOCKS (proceeds $84,735)		$89,003
INVESTMENT COMPANIES - (6.53)%	Shares	Value(000	's)

Exchange Traded Funds - (6.53)%
Consumer Discretionary Select Sector SPDR	18,087	1,562
Fund
Consumer Staples Select Sector SPDR Fund	32,589	1,796
Health Care Select Sector SPDR Fund	9,084	681
Industrial Select Sector SPDR Fund	28,685	1,889
iShares MSCI Brazil Capped ETF	39,084	1,475
iShares MSCI China ETF	75,074	3,657
SPDR S&P500 ETF Trust	28,287	6,689
Technology Select Sector SPDR Fund	30,518	1,597
VanEck Vectors Semiconductor ETF	23,763	1,816
		$21,162
TOTAL INVESTMENT COMPANIES (proceeds $19,225)		$21,162
TOTAL SHORT SALES (proceeds $103,960)		$110,165

(a) Non-Income Producing Security

See accompanying notes

     Schedule of Investments Opportunistic Municipal Fund February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 0.10%	Shares Held	Value(000	's)		Principal
Exchange Traded Funds - 0.10%				MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
SPDR Nuveen S&P High Yield Municipal	1,040	$59		Connecticut - 2.30%
Bond ETF				Mohegan Tribal Finance Authority
VanEck Vectors High-Yield Municipal Index	1,000	30		7.00%, 02/01/2045(b)	$2,500	$2,608
ETF
VanEck Vectors Short High-Yield Municipal	1,000	24		Florida - 0.42%
Index ETF				Orange County Housing Finance Authority
		$113		7.00%, 10/01/2025	470	476
TOTAL INVESTMENT COMPANIES		$113
	Principal			Georgia - 0.49%
BONDS- 0.44%	Amount (000's)	Value(000	's)	City of Atlanta GA
U.S. Municipals - 0.44%				7.38%, 01/01/2031	500	557
Oglala Sioux Tribe
5.75%, 10/01/2025(a),(b)	$500	$503		Illinois - 15.69%
				Chicago O'Hare International Airport
TOTAL BONDS		$503		5.00%, 01/01/2033	1,250	1,387
				Chicago Park District
	Principal			5.00%, 01/01/2040	1,000	1,075
MUNICIPAL BONDS - 102.19%	Amount (000's)	Value(000	's)	City of Chicago IL
Alabama - 2.51%				5.50%, 01/01/2042	300	294
Lower Alabama Gas District/The				6.00%, 01/01/2038	2,000	2,060
5.00%, 09/01/2034	$2,500	$2,843		7.46%, 02/15/2026	1,929	1,364
				City of Chicago IL Wastewater Transmission
Arizona - 5.59%				Revenue
Navajo Nation
5.50%, 12/01/2030(b)	2,500	2,724		5.00%, 01/01/2031	760	824
				5.00%, 01/01/2039	1,200	1,274
Salt Verde Financial Corp				City of Chicago IL Waterworks Revenue
5.00%, 12/01/2032	3,205	3,625		5.00%, 11/01/2025	500	565
		$6,349		Illinois Finance Authority
California - 12.72%				5.00%, 02/15/2036	1,000	1,014
Abag Finance Authority for Nonprofit Corps				Illinois State Toll Highway Authority
5.00%, 08/01/2043	500	552		5.00%, 01/01/2040(c)	5,000	5,534
California Educational Facilities Authority				Metropolitan Pier & Exposition
5.00%, 12/29/2015(c)	1,730	1,858
5.00%, 10/01/2038(c)	900	959		Authority (credit support from NATL)
				5.50%, 06/15/2029(d)	1,000	1,183
California Statewide Communities				State of Illinois
Development Authority (credit support from				5.50%, 07/01/2027	1,150	1,223
GNMA COLL)						$17,797
4.90%, 07/20/2039(d)	500	526
California Statewide Financing Authority				Indiana - 0.58%
				Indiana Finance Authority
6.00%, 05/01/2043	1,000	1,005		5.00%, 10/01/2044	300	321
Golden State Tobacco Securitization Corp				Town of Shoals IN
5.30%, 06/01/2037	1,000	1,001		7.25%, 11/01/2043	300	342
5.75%, 06/01/2047	1,260	1,266
Golden State Tobacco Securitization						$663
Corp (credit support from GOLDEN ST TOB				Louisiana - 3.54%
SECURITIZATION)				Juban Crossing Economic Development
5.00%, 06/01/2033(d)	1,000	1,000		District
				7.00%, 09/15/2044(b)	1,000	1,000
La Verne Public Financing Authority				7.00%, 09/15/2044(b)	500	500
7.25%, 09/01/2026	640	642
Morongo Band of Mission Indians/The				Louisiana Public Facilities Authority
6.50%, 03/01/2028(b)	825	858		8.38%, 07/01/2039	400	159
Oakland Unified School District/Alameda				Parish of St John the Baptist LA
County				5.13%, 06/01/2037	2,350	2,362
5.00%, 08/01/2035	1,225	1,391				$4,021
Sacramento Area Flood Control				Maine- 0.88%
Agency (credit support from BAM)				Finance Authority of Maine
5.00%, 10/01/2039(d)	500	559		5.25%, 01/01/2025(b)	1,000	1,001
San Diego Community College District
5.25%, 08/01/2033(c)	1,050	1,156		Maryland - 0.94%
University of California				City of Westminster MD
5.25%, 05/15/2039(c)	428	467		6.25%, 07/01/2044	600	643
5.25%, 05/15/2039(c)	828	904		Maryland Economic Development Corp
5.25%, 05/15/2039(c)	243	265		5.38%, 06/01/2025	390	420
		$14,409				$1,063
Colorado - 3.64%				Michigan - 1.91%
Colorado Health Facilities Authority				Michigan Finance Authority
5.00%, 05/15/2040	1,000	1,083		5.00%, 07/01/2035	1,000	1,075
5.00%, 05/15/2045	1,000	1,077		Wayne County Airport Authority
Promenade Castle Rock Metropolitan District				5.00%, 12/01/2045	1,000	1,087
No 1						$2,162
5.75%, 12/01/2039	1,000	1,004
Solaris Metropolitan District No 3
5.00%, 12/01/2046	1,000	981
		$4,145

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Minnesota - 0.96%				Ohio (continued)
Housing & Redevelopment Authority of The				Buckeye Tobacco Settlement Financing
City of St Paul Minnesota				Authority (credit support from BUCKEYE
5.00%, 11/15/2030	$1,000	$1,095		OHIO TOB SETTLEMENT)
				5.75%, 06/01/2034(d)	$2,000	$1,914
Missouri - 1.27%				County of Hamilton OH
City of St Louis MO Airport Revenue (credit				5.00%, 01/01/2036	1,400	1,444
support from NATL)				Ohio Air Quality Development Authority
5.50%, 07/01/2028(d)	400	480		3.75%, 12/01/2023	1,000	350
Kansas City Industrial Development				Ohio Water Development Authority
Authority				4.00%, 01/01/2034	750	262
5.00%, 04/01/2046(b)	1,100	965				$6,373
		$1,445		Oklahoma - 0.28%
Nevada - 0.96%				Tulsa Airports Improvement Trust
Las Vegas Redevelopment Agency				5.00%, 06/01/2035(e)	300	314
5.00%, 06/15/2045	1,000	1,090
				Oregon - 0.47%
New Jersey - 9.82%				Warm Springs Reservation Confederated
Casino Reinvestment Development Authority				Tribe
5.25%, 11/01/2039	250	249		6.38%, 11/01/2033	500	535
Essex County Improvement Authority
5.25%, 07/01/2045(b)	1,300	1,285		Pennsylvania - 4.33%
New Jersey Economic Development				Allegheny County Industrial Development
Authority				Authority
5.00%, 07/15/2028	750	777		6.00%, 07/15/2038	400	415
5.63%, 11/15/2030	1,500	1,630		Lancaster County Hospital Authority/PA
5.75%, 09/15/2027	500	535		5.00%, 07/01/2045	1,250	1,312
New Jersey Economic Development				Pennsylvania Economic Development
Authority (credit support from ST APPROP)				Financing Authority
5.25%, 06/15/2040(d)	1,000	1,015		5.50%, 11/01/2044	1,000	1,057
New Jersey Educational Facilities				6.00%, 06/01/2031	500	493
Authority (credit support from AGM)				School District of Philadelphia/The (credit
5.00%, 07/01/2034(d)	1,000	1,114		support from ST AID WITHHLDG)
New Jersey Health Care Facilities Financing				5.00%, 09/01/2032(d)	1,500	1,630
Authority (credit support from AGM)						$4,907
5.00%, 07/01/2046(d)	1,900	2,034
				South Carolina - 0.96%
New Jersey Transportation Trust Fund				South Carolina Public Service Authority
Authority				5.25%, 12/01/2055	1,000	1,091
5.25%, 06/15/2032	2,000	2,071
Newark Housing Authority (credit support				Tennessee - 3.42%
from AGM MUN GOVT GTD)				Chattanooga Health Educational & Housing
5.00%, 12/01/2038(d)	400	437		Facility Board
		$11,147		5.00%, 10/01/2028	1,050	1,150
New York - 7.01%				5.00%, 10/01/2035	500	529
Brooklyn Arena Local Development Corp				Metropolitan Government Nashville &
6.25%, 07/15/2040	480	549		Davidson County Health & Educational Facs
Build NYC Resource Corp				Bd
5.00%, 07/01/2035	1,500	1,613		5.00%, 07/01/2040	2,000	2,205
5.50%, 09/01/2045(b)	1,000	1,076				$3,884
Glen Cove Local Economic Assistance Corp				Texas- 7.67%
5.00%, 01/01/2056	1,000	931		Arlington Higher Education Finance Corp
New York Counties Tobacco Trust VI				5.00%, 12/01/2046	1,100	1,146
5.00%, 06/01/2041	400	428		City of Houston TX Airport System Revenue
New York State Thruway Authority				4.50%, 07/01/2020	1,000	1,025
5.25%, 01/01/2056	1,000	1,128		Harris County Cultural Education Facilities
New York Transportation Development Corp				Finance Corp
5.00%, 08/01/2021	1,500	1,596		6.00%, 10/01/2043	1,575	1,763
5.00%, 01/01/2023	560	637		New Hope Cultural Education Facilities
		$7,958		Finance Corp
North Carolina - 1.58%				5.00%, 07/01/2030	500	537
North Carolina Eastern Municipal Power				5.00%, 07/01/2047	1,500	1,564
Agency				North Texas Tollway Authority
5.25%, 01/01/2020	750	778		5.00%, 01/01/2045	615	680
North Carolina Medical Care Commission				Port Beaumont Navigation District
5.25%, 10/01/2035	1,000	1,015		7.25%, 02/01/2036(b)	1,000	1,035
		$1,793		Texas Private Activity Bond Surface
Ohio- 5.62%				Transportation Corp
Buckeye Tobacco Settlement Financing				6.88%, 12/31/2039	550	622
Authority				7.00%, 12/31/2038	300	341
6.00%, 06/01/2042	2,500	2,403				$8,713

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2017 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Utah- 1.00%
Salt Lake City Corp Airport Revenue
5.00%, 07/01/2042	$1,000	$1,134

Virgin Islands - 0.72%
Virgin Islands Public Finance Authority
5.00%, 10/01/2029	1,000	813

Virginia - 0.91%
County of Botetourt VA
6.00%, 07/01/2044	1,000	1,037

Washington - 0.23%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250	259

Wisconsin - 3.77%
Public Finance Authority
4.00%, 08/01/2035	500	468
4.00%, 12/01/2036	1,650	1,557
5.00%, 12/01/2025	1,500	1,618
5.25%, 04/01/2030	600	631
		$4,274
TOTAL MUNICIPAL BONDS		$115,956
Total Investments		$116,572
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.62)%
Notes with interest rates of 0.67% - 0.72% at	$(5,239)	$(5,239)
February 28, 2017 and contractual maturity of
collateral from 2017-2024.(f)
Total Net Investments		$111,333
Other Assets and Liabilities - 1.89%		$2,141
TOTAL NET ASSETS - 100.00%		$113,474

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $503 or 0.44% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,555 or 11.95% of net assets.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Variable Rate. Rate shown is in effect at February 28, 2017.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 28, 2017.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	78.69%
Insured	10.47%
General Obligation Unlimited	5.41%
Prerefunded	2.77%
General Obligation Limited	2.69%
Certificate Participation	1.20%
Tax Allocation	0.96%
Government	0.44%
Investment Companies	0.10%
Liability For Floating Rate Notes Issued	(4.62)%
Other Assets and Liabilities	1.89%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Origin Emerging Markets Fund February 28, 2017 (unaudited)

COMMON STOCKS - 95.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.75%				Gas - 0.46%
Smiles SA	241,279	$4,785		China Resources Gas Group Ltd	974,200	$2,975

Agriculture - 0.97%				Healthcare - Products - 0.55%
KT&G Corp	68,806	6,229		China Medical System Holdings Ltd	2,166,700	3,527

Apparel - 0.45%				Holding Companies - Diversified - 2.28%
Shenzhou International Group Holdings Ltd	484,400	2,892		KOC Holding AS	588,100	2,391
				Siam Cement PCL/The	830,200	12,251
Automobile Manufacturers - 3.78%						$14,642
Geely Automobile Holdings Ltd	9,504,400	12,919		Insurance - 2.72%
Great Wall Motor Co Ltd (a)	9,231,500	11,337		China Life Insurance Co Ltd/Taiwan	5,034,280	4,938
		$24,256		Ping An Insurance Group Co of China Ltd	1,727,400	9,202
Automobile Parts & Equipment - 1.06%				Samsung Life Insurance Co Ltd	34,744	3,287
Hankook Tire Co Ltd	62,766	3,315				$17,427
Xinyi Glass Holdings Ltd (a)	3,818,600	3,462		Internet - 8.56%
		$6,777		Alibaba Group Holding Ltd ADR(a)	238,000	24,490
Banks - 11.53%				Tencent Holdings Ltd	1,147,405	30,449
China CITIC Bank Corp Ltd	4,423,293	3,037				$54,939
China Construction Bank Corp	33,922,228	27,930		Iron & Steel - 0.44%
China Merchants Bank Co Ltd	1,802,600	4,793		Severstal PJSC	200,000	2,849
China Minsheng Banking Corp Ltd	4,141,000	4,722
Industrial & Commercial Bank of China Ltd	31,783,800	20,827		Miscellaneous Manufacturers - 3.02%
Sberbank of Russia PJSC ADR	1,159,600	12,643		Largan Precision Co Ltd	66,400	9,854
		$73,952		Sunny Optical Technology Group Co Ltd	1,472,925	9,486
Building Materials - 1.14%						$19,340
Anhui Conch Cement Co Ltd	2,099,300	7,309		Oil & Gas - 4.77%
				LUKOIL PJSC ADR	113,000	5,992
Chemicals - 3.12%				Novatek PJSC	51,200	6,637
Lotte Chemical Corp	24,072	7,756		PTT PCL (b)	841,100	9,565
PTT Global Chemical PCL (b)	4,134,200	8,430		SK Innovation Co Ltd	42,166	5,751
Sinopec Shanghai Petrochemical Co Ltd	6,328,500	3,831		Tatneft PJSC ADR	75,000	2,630
		$20,017				$30,575
Coal - 1.38%				Pharmaceuticals - 3.44%
China Shenhua Energy Co Ltd	4,241,000	8,874		Richter Gedeon Nyrt	322,032	7,141
				Sinopharm Group Co Ltd	3,223,600	14,907
Commercial Services - 4.22%						$22,048
Kroton Educacional SA	1,596,800	6,998		Real Estate - 1.46%
Localiza Rent a Car SA	247,000	3,055		China Overseas Land & Investment Ltd	1,459,400	4,488
New Oriental Education & Technology Group	289,100	13,995		China Vanke Co Ltd	1,953,700	4,904
Inc ADR(a)						$9,392
Zhejiang Expressway Co Ltd	2,707,300	3,045		Retail - 2.06%
		$27,093		ANTA Sports Products Ltd	2,360,900	7,143
Computers - 1.66%				Raia Drogasil SA	317,100	6,045
Foxconn Technology Co Ltd	2,253,400	6,727				$13,188
Lite-On Technology Corp	2,357,810	3,949		Semiconductors - 12.99%
		$10,676		Phison Electronics Corp	559,500	4,915
Diversified Financial Services - 4.29%				Powertech Technology Inc	1,242,000	3,603
CETIP SA - Mercados Organizados	205,000	3,083		Realtek Semiconductor Corp	1,115,400	4,149
E.Sun Financial Holding Co Ltd	8,095,460	4,914		Samsung Electronics Co Ltd	35,077	29,708
Fubon Financial Holding Co Ltd	3,526,400	5,715		Silicon Motion Technology Corp ADR	155,279	6,303
Hana Financial Group Inc	104,500	3,255		Taiwan Semiconductor Manufacturing Co Ltd	962,017	30,275
KB Financial Group Inc	119,400	4,929		ADR
Taishin Financial Holding Co Ltd	14,258,001	5,639		Win Semiconductors Corp	1,035,904	4,407
		$27,535				$83,360
Electronics - 5.56%				Software - 4.07%
AAC Technologies Holdings Inc	1,267,618	13,336		NetEase Inc ADR	75,035	22,890
Hon Hai Precision Industry Co Ltd	2,346,833	13,923		TravelSky Technology Ltd	1,469,600	3,205
Micro-Star International Co Ltd	2,258,900	5,239				$26,095
Pegatron Corp	1,213,300	3,195		Telecommunications - 1.92%
		$35,693		BYD Electronic International Co Ltd	3,932,100	4,253
Engineering & Construction - 0.97%				China Mobile Ltd	449,443	4,957
Grupo Aeroportuario del Centro Norte SAB de	797,500	3,820		Vodacom Group Ltd	276,997	3,128
CV						$12,338
Promotora y Operadora de Infraestructura	253,975	2,371		Water - 2.27%
SAB de CV (a)				CiadeSaneamentoBasicodoEstadodeSao	749,300	7,893
		$6,191		Paulo
Food - 2.19%				Guangdong Investment Ltd	4,874,264	6,641
SPAR Group Ltd/The	443,916	6,037				$14,534
X5 Retail Group NV (a)	264,300	8,010		TOTAL COMMON STOCKS		$611,164
		$14,047
Forest Products & Paper - 1.19%
Mondi PLC	326,454	7,609

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 2.35%	Shares Held	Value (000's)
Money Market Funds - 2.35%
First American Government Obligations Fund	15,106,265	$15,106

TOTAL INVESTMENT COMPANIES		$15,106
Total Investments		$626,270
Other Assets and Liabilities - 2.38%		$15,269
TOTAL NET ASSETS - 100.00%		$641,539

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $17,995 or 2.80% of net assets.

Portfolio Summary (unaudited)
Country		Percent
China		42.61%
Taiwan, Province Of China		18.34%
Korea, Republic Of		10.02%
Russian Federation		6.04%
Brazil		4.97%
Thailand		4.71%
Hong Kong		3.51%
South Africa		2.62%
United States		2.35%
Hungary		1.11%
Mexico		0.97%
Turkey		0.37%
Other Assets and Liabilities		2.38%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; March 2017	Long	342	$15,770	$15,917	$147
Total					$147

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Preferred Securities Fund February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 3.00%		Shares Held	Value(000	's)	PREFERRED STOCKS (continued)		Shares Held	Value(000	's)
Money Market Funds - 3.00%					Electric (continued)
Goldman Sachs Financial Square Funds -		165,112,637	$165,113		Integrys Holding Inc 6.00%(b)		87,600	$2,303
Government Fund					Interstate Power & Light Co 5.10%(a)		485,100	12,622
					NextEra Energy Capital Holdings Inc	5.00%	491,093	11,757
TOTAL INVESTMENT COMPANIES			$165,113		NextEra Energy Capital Holdings Inc	5.13%	662,215	15,840
CONVERTIBLE PREFERRED STOCKS -					NextEra Energy Capital Holdings Inc	5.63%	170,585	4,282
1.36%		Shares Held	Value(000	's)	NextEra Energy Capital Holdings Inc	5.70%	322,465	8,013
Banks - 1.36%					Southern Co/The 5.25%		111,000	2,652
Wells Fargo & Co 7.50%(a)		60,982	$74,703					$132,328
					Food - 0.47%
TOTAL CONVERTIBLE PREFERRED STOCKS			$74,703		Dairy Farmers of America Inc 7.88%(a),(c)		12,000	1,241
					Dairy Farmers of America Inc 7.88%(a),(c)		232,500	24,739
PREFERRED STOCKS - 28.55%		Shares Held	Value(000	's)
Banks - 8.46%								$25,980
AgriBank FCB 6.88%(a),(b)		61,700	6,488		Hand & Machine Tools - 0.55%
Bank of America Corp 6.38%(a)		4,467	114		Stanley Black &Decker Inc 5.75%		1,191,954	30,252
Bank of America Corp 6.63%(a)		201,813	5,255
Bank of New York Mellon Corp/The 5.20%(a)		139,534	3,548		Insurance - 7.15%
Barclays Bank PLC 7.10%(a)		991,293	24,762		Aegon NV 4.00%(a),(b)		66,900	1,659
Barclays Bank PLC 8.13%(a)		121,072	3,143		Aegon NV 6.38%(a)		975,042	24,708
BB&T Corp 5.63%(a)		150,000	3,787		Aegon NV 6.50%(a)		223,786	5,774
Capital One Financial Corp 6.00%(a)		533,401	13,410		Aegon NV 8.00%		60,347	1,561
Citigroup Inc 6.88%(a)		9,618	261		Aflac Inc 5.50%		1,087,462	27,219
Citigroup Inc 6.88%(a),(b)		493,542	14,165		Allstate Corp/The 5.10%(b)		540,300	14,496
CoBank ACB 6.13%(a)		8,000	791		Allstate Corp/The 6.25%(a)		181,500	4,801
CoBank ACB 6.20%(a),(b)		65,000	6,638		Allstate Corp/The 6.63%(a)		380,000	10,195
CoBank ACB 6.25%(a),(b)		296,500	30,345		American Financial Group Inc/OH 5.75%		441,277	11,209
Cullen/Frost Bankers Inc 5.38%(a)		242,043	6,058		American Financial Group Inc/OH 6.25%		250,786	6,515
Goldman Sachs Group Inc/The 5.50%(a),(b)		774,944	20,652		Arch Capital Group Ltd 5.25%(a)		243,500	5,479
HSBC Holdings PLC 6.20%(a)		918,073	23,668		Arch Capital Group Ltd 6.75%(a)		696,925	17,716
HSBC Holdings PLC 8.00%(a)		252,160	6,581		Aspen Insurance Holdings Ltd 5.95%(a),(b)		414,060	11,250
Huntington Bancshares Inc/OH 5.88%(a)		326,087	8,182		Aspen Insurance Holdings Ltd 7.25%(a)		40,007	1,033
Huntington Bancshares Inc/OH 6.25%(a)		1,050,000	27,941		Axis Capital Holdings Ltd 5.50%(a)		155,098	3,738
ING Groep NV 6.13%(a)		53,705	1,383		Axis Capital Holdings Ltd 6.88%(a)		2,072,850	52,630
ING Groep NV	6.38%(a)	821,730	20,971		Hartford Financial Services Group Inc/The		1,040,014	31,772
ING Groep NV	7.20%(a)	139,087	3,476		7.88%(b)
KeyCorp 6.13%(a),(b)		780,000	21,450		Protective Life Corp 6.00%		10,311	261
M&T Bank Corp 6.38%(a),(b)		5,400	5,567		Protective Life Corp 6.25%		336,151	8,521
M&T Bank Corp 6.38%(a),(b)		7,150	7,371		Prudential PLC 6.50%(a)		88,249	2,298
Merrill Lynch Capital Trust I 6.45%(b)		99,569	2,562		Prudential PLC 6.75%(a)		140,026	3,653
Morgan Stanley 5.85%(a),(b)		347,500	8,983		Reinsurance Group of America Inc 6.20%(b)		577,300	16,909
Morgan Stanley 7.13%(a),(b)		126,282	3,720		RenaissanceRe Holdings Ltd 5.38%(a)		654,975	15,844
PNC Financial Services Group Inc/The		1,730,132	49,291		RenaissanceRe Holdings Ltd 6.08%(a)		172,247	4,332
6.13%(a),(b)					Torchmark Corp 5.88%		468,309	11,755
Royal Bank of Scotland Group PLC 5.75%(a)		391,429	9,825		WR Berkley Corp 5.63%		1,262,728	30,823
State Street Corp 5.25%(a)		1,425,192	35,573		WR Berkley Corp 5.75%		65,930	1,632
State Street Corp 5.90%(a),(b)		241,300	6,641		XLIT Ltd 4.14%(a),(b)		76,419	65,911
State Street Corp 6.00%(a)		349,700	9,274					$393,694
TCF Financial Corp 7.50%(a)		229,278	5,847		Media - 0.22%
US Bancorp 6.00% (a),(b)		2,082,309	52,807		Comcast Corp 5.00%		480,893	12,162
Valley National Bancorp 6.25%(a),(b)		172,200	4,765
Wells Fargo & Co 5.85%(a),(b)		125,027	3,362		Miscellaneous Manufacturers - 0.17%
Wells Fargo & Co 6.63%(a),(b)		236,676	6,963		General Electric Co 4.88%		299,666	7,540
			$465,620		General Electric Co 4.88%		80,187	2,018
Diversified Financial Services - 0.08%								$9,558
Affiliated Managers Group Inc 6.38%		15,188	392		REITS - 3.72%
Charles Schwab Corp/The 6.00%(a)		12,535	322		Boston Properties Inc 5.25%(a)		7,284	180
Charles Schwab Corp/The 6.00%(a)		143,663	3,777		Digital Realty Trust Inc 5.88%(a)		97,818	2,469
			$4,491		Digital Realty Trust Inc 6.35%(a)		202,498	5,346
					Digital Realty Trust Inc 6.63%(a)		3,856	98
Electric - 2.40%
Alabama Power Co 6.45%(a)		89,000	2,336		Digital Realty Trust Inc 7.38%(a)		239,911	6,607
Dominion Resources Inc/VA 5.25%		897,421	21,125		Kimco Realty Corp 5.50%(a)		590,922	14,247
DTE Energy Co 5.25%		313,300	7,732		Kimco Realty Corp 6.00%(a)		666,558	16,864
Duke Energy Corp 5.13%		362,408	9,220		Prologis Inc 8.54%(a)		167,700	11,734
Entergy Arkansas Inc 4.88%		10,000	228		PS Business Parks Inc 5.70%(a)		377,419	9,349
Entergy Arkansas Inc 4.90%		241,096	5,842		PS Business Parks Inc 5.75%(a)		520,724	12,956
Entergy Louisiana LLC 4.70%		165,100	3,856		PS Business Parks Inc 6.00%(a)		188,128	4,765
Entergy Louisiana LLC 4.88%		25,000	568		Public Storage 4.90%(a)		16,000	360
Entergy Louisiana LLC 5.25%		230,055	5,650		Public Storage 4.95%(a)		4,000	91
Entergy New Orleans Inc 5.00%		3,299	80		Public Storage 5.20%(a)		70,407	1,746
Entergy New Orleans Inc 5.50%		20,000	501		Public Storage 5.75%(a)		222,900	5,597
Entergy Texas Inc 5.63%		15,618	419		Public Storage 5.88%(a)		237,401	6,165
Georgia Power Co 6.50%(a)		97,900	10,079		Public Storage 5.90%(a)		55,600	1,404
Gulf Power Co 6.00%(a)		60,914	6,267		Public Storage 6.00%(a)		580,214	15,492
Gulf Power Co 6.45%(a)		9,400	956		Public Storage 6.38%(a)		131,181	3,592

See accompanying notes

     Schedule of Investments Preferred Securities Fund February 28, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)		Principal
REITS (continued)				BONDS (continued)	Amount (000's) Value (000's)
Realty Income Corp 6.63%(a)	774,252	$19,666		Banks (continued)
Regency Centers Corp 6.00%(a)	441,029	11,180		Cooperatieve Rabobank UA
Senior Housing Properties Trust 5.63%	113,931	2,740		11.00%, 12/29/2049 (a),(b)	$7,750	$9,077
Senior Housing Properties Trust 6.25%	150,000	3,849		11.00%, 12/29/2049 (a),(b),(c)	69,657	81,586
Ventas Realty LP / Ventas Capital Corp	198,708	5,021		Corestates Capital III
5.45%				1.61%, 02/15/2027(b),(c)	7,000	6,282
Vornado Realty Trust 5.40%(a)	190,622	4,603		Countrywide Capital III
Vornado Realty Trust 5.70%(a)	830,753	20,844		8.05%, 06/15/2027	6,312	7,774
Vornado Realty Trust 6.63%(a)	75,264	1,938		Credit Agricole SA
Welltower Inc 6.50%(a)	617,148	15,571		7.88%, 12/31/2049(a),(c)	8,000	8,160
		$204,474		8.13%, 12/31/2049(a),(b)	5,000	5,344
				8.13%, 12/31/2049(a),(b),(c)	11,050	11,811
Savings & Loans - 0.06%
Astoria Financial Corp 6.50%(a)	82,851	2,144		8.38%, 12/31/2049(a),(b),(c)	42,909	47,414
People's United Financial Inc 5.63%(a),(b)	46,852	1,228		Credit Suisse AG
		$3,372		6.50%, 08/08/2023(c)	29,754	32,395
Sovereign - 0.50%				6.50%, 08/08/2023	6,000	6,532
Farm Credit Bank of Texas 6.75%(a),(b)	258,000	27,412		Credit Suisse Group AG
				6.25%, 12/31/2049(a),(b),(c)	4,100	4,154
				6.25%, 12/31/2049(a)	1,475	1,494
Telecommunications - 4.77%
Centaur Funding Corp 0.00%(b),(c),(d)	26,500	22,906		7.50%, 12/31/2049(a),(b)	3,000	3,248
Centaur Funding Corp 9.08%(c),(e)	100,666	116,584		7.50%, 12/31/2049(a),(b),(c)	69,040	74,736
Qwest Corp 6.13%	885,400	21,719		First Union Capital II
Qwest Corp 6.88%	258,100	6,620		7.95%, 11/15/2029	3,700	4,853
Qwest Corp 7.00%	253,178	6,428		Goldman Sachs Group Inc/The
Qwest Corp 7.00%	520,255	13,204		5.70%, 12/31/2049(a),(b)	39,795	40,989
Qwest Corp 7.50%	473,529	12,151		HBOS Capital Funding LP
Telephone & Data Systems Inc 6.63%	217,098	5,519		6.85%, 03/29/2049(a)	7,000	7,122
Telephone & Data Systems Inc 7.00%	1,201,686	30,643		HSBC Capital Funding Dollar 1 LP
United States Cellular Corp 6.95%	77,623	1,996		10.18%, 12/29/2049 (a),(b),(c)	32,900	49,679
Verizon Communications Inc 5.90%	942,517	24,552		HSBC Holdings PLC
		$262,322		6.87%, 12/31/2049 (a),(b)	39,600	42,421
TOTAL PREFERRED STOCKS		$1,571,665		ING Groep NV
				6.50%, 12/31/2049(a),(b)	26,000	25,577
	Principal			JPMorgan Chase & Co
BONDS- 65.81%	Amount (000's)	Value(000	's)	5.30%, 12/31/2049(a),(b)	8,000	8,280
Banks- 37.89%				6.13%, 12/31/2049(a),(b)	22,000	23,352
Australia & New Zealand Banking Group				6.75%, 12/31/2049(a),(b)	137,707	152,511
Ltd/United Kingdom
6.75%, 12/31/2049(a),(c)	$4,000	$4,325		KeyCorp
				5.00%, 12/31/2049(a),(b)	13,800	13,662
Banco Bilbao Vizcaya Argentaria SA
9.00%, 12/31/2049(a)	27,800	29,355		KeyCorp Capital III
Bank of America Corp				7.75%, 07/15/2029	3,500	4,197
6.30%, 12/31/2049(a),(b)	18,500	20,165		Lloyds Bank PLC
				12.00%, 12/29/2049 (a),(b)	11,000	14,778
6.50%, 12/31/2049(a),(b)	50,000	54,609
				12.00%, 12/29/2049 (a),(c)	5,500	7,389
Bank of New York Mellon Corp/The
4.62%, 12/31/2049(a),(b)	17,415	16,958		Lloyds Banking Group PLC
				6.41%, 01/29/2049(a),(c)	32,174	34,748
4.95%, 12/31/2049(a),(b)	75,100	77,541
				6.66%, 01/29/2049(a),(c)	60,185	65,483
Barclays Bank PLC				7.50%, 12/31/2049(a),(b)	49,888	52,947
7.63%, 11/21/2022	8,000	8,594
7.75%, 04/10/2023(b)	24,200	25,440		M&T Bank Corp
				5.12%, 12/31/2049(a),(b)	15,500	15,422
10.18%, 06/12/2021	3,000	3,760		6.45%, 12/31/2049(a),(b)	6,615	7,177
10.18%, 06/12/2021 (c)	3,460	4,337
				Morgan Stanley
Barclays PLC				5.55%, 12/31/2049(a),(b)	10,000	10,400
6.63%, 12/31/2049(a),(b)	14,178	14,090
8.25%, 12/31/2049(a),(b)	65,658	69,680		Nordea Bank AB
				5.50%, 12/31/2049(a),(b),(c)	6,000	6,118
BNP Paribas SA				5.50%, 12/31/2049(a),(b)	1,200	1,224
7.20%, 06/29/2049(a),(c)	13,800	14,887
				6.13%, 12/31/2049(a),(b)	1,800	1,804
7.37%, 12/31/2049(a),(b),(c)	100	102
				6.13%, 12/31/2049(a),(b),(c)	32,831	32,897
7.63%, 12/31/2049(a),(b),(c)	46,600	49,210
7.63%, 12/31/2049(a),(b)	4,000	4,224		Northern Trust Corp
				4.60%, 12/31/2049(a),(b)	4,400	4,334
BPCE SA
5.70%, 10/22/2023(c)	6,000	6,341		PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(a),(b)	44,035	49,319
Citigroup Capital III
7.63%, 12/01/2036	2,700	3,212		Royal Bank of Scotland Group PLC
Citigroup Inc				4.80%, 04/05/2026	7,500	7,678
				7.50%, 12/31/2049(a),(b)	45,281	45,104
5.90%, 12/29/2049(a)	200	209
				7.64%, 03/29/2049(a),(b)	1,900	1,810
5.95%, 12/29/2049(a)	24,100	25,349
				7.65%, 08/29/2049(a),(b)	27,915	32,661
6.13%, 12/31/2049(a),(b)	47,300	50,023
				8.00%, 12/31/2049(a),(b)	9,825	9,837
6.25%, 12/31/2049(a),(b)	56,690	61,711
				8.62%, 12/29/2049(a),(b)	3,000	3,169
Citizens Financial Group Inc
5.50%, 12/31/2049(a),(b)	7,500	7,650		Skandinaviska EnskildaBanken AB
				5.75%, 12/31/2049(a),(b)	13,800	14,042
CoBank ACB
6.25%, 12/31/2049(a),(b)	12,900	13,907		Societe Generale SA
				1.75%, 12/29/2049(a),(b),(c)	5,750	5,577
				7.38%, 12/31/2049(a),(b),(c)	14,000	14,175

See accompanying notes

Schedule of Investments
Preferred Securities Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Insurance (continued)
Societe Generale SA (continued)			Catlin Insurance Co Ltd
7.88%, 12/31/2049(a),(b),(c)	$3,000	$2,992	7.25%, 07/29/2049(a),(c)	$47,586	$42,946
7.88%, 12/31/2049(a),(b)	15,000	14,963	Chubb Corp/The
8.00%, 12/31/2049(a),(b),(c)	16,800	17,157	6.38%, 03/29/2067(b)	6,665	6,465
8.25%, 12/31/2049(a),(b)	64,750	67,492	Dai-ichi Life Insurance Co Ltd/The
Standard Chartered PLC			7.25%, 12/29/2049(a),(c)	13,250	15,171
7.01%, 07/29/2049(a),(c)	25,300	27,324	Demeter Investments BV for Swiss Re Ltd
7.50%, 12/31/2049(a),(b),(c)	17,700	18,220	5.63%, 08/15/2052	16,800	17,306
7.75%, 12/31/2049(a),(b),(c)	11,000	11,286	Everest Reinsurance Holdings Inc
SunTrust Capital I			6.60%, 05/01/2067(b)	32,820	30,235
1.71%, 05/15/2027(b)	10,900	9,578	Glen Meadow Pass-Through Trust
Svenska Handelsbanken AB			3.16%, 02/12/2067(b),(c)	10,885	9,388
5.25%, 12/31/2049(a),(b)	42,000	42,213	Great-West Life & Annuity Insurance Capital
Swedbank AB			LP
6.00%, 12/31/2049(a)	5,200	5,364	6.63%, 11/15/2034(c)	7,000	7,596
UBS AG/Stamford CT			Great-West Life & Annuity Insurance Capital
7.63%, 08/17/2022	10,000	11,484	LP II
UBS Group AG			3.58%, 05/16/2046(b),(c)	8,750	7,788
6.87%, 12/31/2049(a),(b)	18,078	18,907	Hartford Financial Services Group Inc/The
6.88%, 12/31/2049(a),(b)	13,100	13,491	8.13%, 06/15/2068(b)	5,772	6,176
7.00%, 12/31/2049(a),(b)	12,000	12,915	Liberty Mutual Group Inc
7.13%, 12/31/2049(a)	1,757	1,846	7.00%, 03/07/2067(b),(c)	12,738	12,158
US Bancorp			7.80%, 03/07/2087(c)	61,373	70,886
5.12%, 12/31/2049(a),(b)	21,400	22,336	Liberty Mutual Insurance Co
Wells Fargo & Co			7.70%, 10/15/2097(c)	20,025	25,705
5.87%, 12/31/2049(a),(b)	47,800	51,624	Lincoln National Corp
7.98%, 12/31/2049(a),(b)	57,100	60,098	3.40%, 05/17/2066(b)	13,109	11,458
		$2,085,712	6.05%, 04/20/2067(b)	54,947	46,430
Diversified Financial Services - 1.00%			Meiji Yasuda Life Insurance Co
Charles Schwab Corp/The			5.20%, 10/20/2045(b),(c)	10,000	10,550
7.00%, 02/28/2049(a),(b)	27,158	30,926	MetLife Capital Trust IV
Depository Trust & Clearing Corp/The			7.88%, 12/15/2067(c)	19,020	23,537
4.88%, 12/31/2049(a),(b),(c)	1,850	1,908	MetLife Inc
National Rural Utilities Cooperative Finance			6.40%, 12/15/2066(b)	11,400	12,597
Corp			9.25%, 04/08/2068(b),(c)	41,075	56,992
5.25%, 04/20/2046(b)	21,300	22,297	10.75%, 08/01/2069	35,423	55,083
		$55,131	Mitsui Sumitomo Insurance Co Ltd
			7.00%, 03/15/2072(c)	10,700	12,278
Electric - 1.41%
Emera Inc			MMI Capital Trust I
6.75%, 06/15/2076(b)	33,400	36,573	7.63%, 12/15/2027	1,073	1,332
NextEra Energy Capital Holdings Inc			Nationwide Financial Services Inc
3.07%, 10/01/2066(b)	23,474	20,481	6.75%, 05/15/2087	79,015	82,571
6.65%, 06/15/2067(b)	2,000	1,771	Nippon Life Insurance Co
7.30%, 09/01/2067(b)	4,350	4,387	4.70%, 01/20/2046(b),(c)	5,000	5,166
PPL Capital Funding Inc			5.10%, 10/16/2044(b),(c)	27,300	28,827
6.70%, 03/30/2067(b)	15,375	14,568	Provident Financing Trust I
		$77,780	7.41%, 03/15/2038	37,750	41,242
			Prudential Financial Inc
Food- 0.17%			5.63%, 06/15/2043(b)	66,965	72,108
Dairy Farmers of America Inc			5.88%, 09/15/2042(b)	11,675	12,726
7.13%, 12/31/2049 (a),(c)	8,700	9,483	8.88%, 06/15/2068(b)	800	865
			Reinsurance Group of America Inc
Hand & Machine Tools - 0.24%			3.63%, 12/15/2065(b)	26,423	24,045
Stanley Black &Decker Inc
5.75%, 12/15/2053	12,250	12,985	Sompo Japan Nipponkoa Insurance Inc
			5.33%, 03/28/2073(b),(c)	60,300	64,521
			Sumitomo Life Insurance Co
Insurance - 19.22%			6.50%, 09/20/2073(b),(c)	15,500	17,631
ACE Capital Trust II
9.70%, 04/01/2030	14,970	22,305	Voya Financial Inc
			5.65%, 05/15/2053(b)	64,126	65,569
AIG Life Holdings Inc
8.50%, 07/01/2030	30,200	38,407	XLIT Ltd
			6.50%, 12/31/2049(a),(b)	14,350	12,090
Allstate Corp/The
5.75%, 08/15/2053(b)	7,600	8,199			$1,058,123
6.50%, 05/15/2067	12,505	14,318	Mining - 0.52%
American International Group Inc			BHP Billiton Finance USA Ltd
8.18%, 05/15/2068	1,500	1,935	6.75%, 10/19/2075(b),(c)	25,042	28,623
Aon Corp
8.21%, 01/01/2027	4,500	5,783	Miscellaneous Manufacturers - 2.41%
Aviva PLC			General Electric Co
8.25%, 04/29/2049(a)	8,400	8,720	5.00%, 12/31/2049(a),(b)	125,868	132,633
AXA SA
6.38%, 12/29/2049(a),(b),(c)	27,793	30,173	Pipelines - 1.58%
8.60%, 12/15/2030	13,565	18,845	Enterprise Products Operating LLC
			7.03%, 01/15/2068(b)	55,775	57,560

See accompanying notes

			Schedule of Investments
Preferred Securities Fund
February 28, 2017 (unaudited)

	Principal
BONDS (continued)	Amount (000's)		Value(000's)
Pipelines (continued)
TransCanada PipeLines Ltd
6.35%, 05/15/2067(b)		$8,461	$7,995
Transcanada Trust
5.63%, 05/20/2075(b)		3,800	3,956
5.87%, 08/15/2076(b)		16,200	17,415
			$86,926
Telecommunications - 0.57%
Koninklijke KPN NV
7.00%, 03/28/2073(b),(c)		13,126	14,176
7.00%, 03/28/2073(b)		16,000	17,280
			$31,456
Transportation - 0.80%
BNSF Funding Trust I
6.61%, 12/15/2055(b)		38,509	43,893

TOTAL BONDS			$3,622,745
TOTAL PURCHASED OPTIONS - 0.12%			$6,490
Total Investments			$5,440,716
Other Assets and Liabilities - 1.16%			$63,960
TOTAL NET ASSETS - 100.00%			$5,504,676

(a)		Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)		Variable Rate. Rate shown is in effect at February 28, 2017.
(c)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,299,758 or 23.61% of net assets.
(d) Non-Income Producing Security
(e)		Affiliated Security as defined by the Investment Company Act of 1940 (the fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Financial			78.94%
Communications			5.56%
Industrial			4.17%
Utilities			3.81%
Investment Companies			3.00%
Energy			1.58%
Consumer, Non-cyclical			0.64%
Basic Materials			0.52%
Government			0.50%
Purchased Options			0.12%
Other Assets and Liabilities			1.16%
TOTAL NET ASSETS			100.00%

	August 31,	August 31,						February 28,	February 28,
Affiliated Securities	2016	2016	Purchases	Purchases		Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost		Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	102,566	$121,899	— $		—	1,900	$2,237	100,666	$120,075
		$121,899			$–		$2,237		$120,075

				Realized Gain/Loss				Realized Gain from
			Income	on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%	$	4,570	$			413			$—
	$	4,570	$			413			$—
Amounts in thousands except shares

Options

					Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2017		$159.00	03/27/2017	3,550		$508	$333		$(175)
Call - US Long Bond Future; June 2017		$154.00	03/27/2017	3,550		2,894	2,274		(620)
Put - US Long Bond Future; June 2017		$150.00	03/27/2017	3,550		3,480	3,106		(374)
Put - US Long Bond Future; June 2017		$145.00	03/27/2017	7,100		994	777		(217)

See accompanying notes

		Schedule of Investments
Preferred Securities Fund
February 28, 2017 (unaudited)

Options (continued)

				Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Total				$7,876		$6,490	$(1,386)

				Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2017	$157.00	03/27/2017	7,100	$(1,916	) $	(1,331)	$585
Put - US Long Bond Future; June 2017	$147.00	03/27/2017	10,650	(3,196)		(2,663)	533
Total				$(5,112	) $	(3,994)	$1,118

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Real Estate Allocation Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 99.57%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 99.57%
Global Real Estate Securities Fund (a)		60,283	$542,545
Real Estate Debt Income Fund (a)		84,071	802,877
			$1,345,422
TOTAL INVESTMENT COMPANIES			$1,345,422
Total Investments			$1,345,422
Other Assets and Liabilities - 0.43%			$5,878
TOTAL NET ASSETS - 100.00%			$1,351,300

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			59.42%
International Equity Funds			40.15%
Other Assets and Liabilities			0.43%
TOTAL NET ASSETS			100.00%

August 31,		August 31,					February 28,	February 28,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Global Real Estate Securities Fund	47,961	$438,790	42,373	$381,903	30,051	$267,953	60,283	$551,466
Real Estate Debt Income Fund	47,645	463,564	52,081	500,173	15,655	152,239	84,071	810,989
		$902,354		$882,076		$420,192		$1,362,455

				Realized Gain/Loss			Realized Gain from
			Income	on Investments		Capital Gain Distributions
Global Real Estate Securities Fund		$14,772			$(1,274)			$1,626
Real Estate Debt Income Fund		9,536			(509)			18
	$		24,308		$(1,783)			$1,644

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

Schedule of Investments
Real Estate Debt Income Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 1.19%		Shares Held	Value(000	's)			Principal
Money Market Funds - 1.19%					BONDS (continued)		Amount (000's) Value (000's)
First American Government Obligations Fund		2,048,904	$2,049		Commercial Mortgage Backed Securities (continued)
					GS Mortgage Securities Trust 2013-GCJ14
TOTAL INVESTMENT COMPANIES			$2,049		4.76%, 08/10/2046(a),(b)		$4,750	$4,565
					GS Mortgage Securities Trust 2014-GC22
		Principal			4.65%, 06/10/2047(a)		3,225	3,266
BONDS- 98.34%		Amount (000's)	Value(000	's)
Commercial Mortgage Backed Securities - 93.60%					GS Mortgage Securities Trust 2015-GC28
Banc of America Commercial Mortgage Trust					3.14%, 02/10/2048		5,000	5,017
2008-1					GS Mortgage Securities Trust 2015-GC34
6.29%, 02/10/2051(a)		$1,800	$1,798		3.51%, 10/10/2048(a)		5,000	5,126
6.29%, 02/10/2051(a),(b)		1,000	952		4.47%, 10/10/2048		2,000	2,089
Banc of America Commercial Mortgage Trust					GS Mortgage Securities Trust 2016-GS2
2015-UB	S7				3.76%, 05/10/2049		2,500	2,535
4.37%, 09/15/2048(a)		1,080	1,149		JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust					Securities Trust 2010-C1
2016-UBS10					5.95%, 06/15/2043(b)		1,500	1,506
2.01%, 07/15/2049(a),(c)		9,055	1,099		JP Morgan Chase Commercial Mortgage
4.91%, 07/15/2049(a)		3,500	3,593		Securities Trust 2011-C5
Banc of America Commercial Mortgage Trust					5.41%, 08/15/2046(a),(b)		1,200	1,282
2017-BN	K3				JP Morgan Chase Commercial Mortgage
1.15%, 02/15/2050(a),(c)		24,500	2,055		Securities Trust 2016-JP2
CD 2017-CD3 Mortgage Trust					3.46%, 08/15/2049		1,000	991
1.05%, 02/10/2050(a),(c)		29,000	2,325		JPMBB Commercial Mortgage Securities
4.56%, 02/10/2050(a)		3,000	3,131		Trust 2013-C12
CFCRE Commercial Mortgage Trust 2011-					4.09%, 07/15/2045(a)		460	411
C2					JPMBB Commercial Mortgage Securities
1.31%, 12/15/2047(a),(b),(c)		8,202	346		Trust 2013-C15
Citigroup Commercial Mortgage Trust 2013-					5.05%, 11/15/2045(a),(b)		2,500	2,381
GC15					JPMBB Commercial Mortgage Securities
5.11%, 09/10/2046(a),(b)		2,010	1,903		Trust 2014-C21
Citigroup Commercial Mortgage Trust 2015-					1.09%, 08/15/2047(a),(c)		25,507	1,499
GC27					JPMBB Commercial Mortgage Securities
3.14%, 02/10/2048(a)		2,000	2,000		Trust 2014-C24
Citigroup Commercial Mortgage Trust 2016-					3.93%, 11/15/2047(a),(b)		1,000	779
C1					4.12%, 11/15/2047(a)		2,500	2,591
1.94%, 05/10/2049(a),(c)		28,810	3,716		JPMDB Commercial Mortgage Securities
3.51%, 05/10/2049		2,500	2,488		Trust 2016-C4
4.12%, 05/10/2049		2,500	2,524		3.10%, 12/15/2049(a)		4,250	3,897
Citigroup Commercial Mortgage Trust 2016-					LB Commercial Mortgage Trust 2007-C3
GC36					5.97%, 07/15/2044(a)		2,000	1,972
3.62%, 02/10/2049		5,000	5,150		Morgan Stanley Bank of America Merrill
COMM 2006-C8 Mortgage Trust					Lynch Trust 2013-C13
5.38%, 12/10/2046		1,527	1,526		4.89%, 11/15/2046 (a)		4,000	4,199
COMM 2012-CCRE4 Mortgage Trust					Morgan Stanley Bank of America Merrill
3.25%, 10/15/2045		3,000	3,050		Lynch Trust 2013-C9
COMM 2013-CCRE11 Mortgage Trust					4.15%, 05/15/2046 (a),(b)		3,000	2,768
1.15%, 10/10/2046(a),(c)		25,939	1,378		Morgan Stanley Bank of America Merrill
COMM 2013-CCRE6 Mortgage Trust					Lynch Trust 2014-C14
1.46%, 03/10/2046(a),(c)		14,686	535		1.25%, 02/15/2047(a),(c)		23,837	1,129
COMM 2014-CCRE17 Mortgage Trust					Morgan Stanley Bank of America Merrill
4.80%, 05/10/2047(a),(b)		1,000	908		Lynch Trust 2014-C15
Comm 2014-UBS2 Mortgage Trust					4.89%, 04/15/2047(a)		1,000	1,043
4.20%, 03/10/2047		1,000	1,050		Morgan Stanley Bank of America Merrill
COMM 2014-UBS3 Mortgage Trust					Lynch Trust 2015-C20
4.78%, 06/10/2047(a)		1,000	970		4.16%, 02/15/2048(a)		1,000	1,011
COMM 2015-LC19 Mortgage Trust					Morgan Stanley Bank of America Merrill
2.87%, 02/10/2048(a),(b)		1,000	781		Lynch Trust 2015-C25
COMM 2015-LC23 Mortgage Trust					1.14%, 10/15/2048(a),(c)		29,782	2,151
4.65%, 10/10/2048(a)		1,000	986		Morgan Stanley Bank of America Merrill
COMM 2016-DC2 Mortgage Trust					Lynch Trust 2015-C26
3.77%, 02/10/2049		6,000	6,230		3.53%, 10/15/2048		1,000	1,030
Commercial Mortgage Trust 2007-GG9					Morgan Stanley Bank of America Merrill
5.51%, 03/10/2039		3,000	2,907		Lynch Trust 2016-C28
Credit Suisse Commercial Mortgage Trust					3.95%, 01/15/2049		6,000	6,211
Series 2007-C1					Morgan Stanley Capital I Trust 2016-UBS12
5.42%, 02/15/2040		2,217	2,214		4.15%, 12/15/2049(a)		2,000	1,897
Freddie Mac Multifamily Structured Pass					Morgan Stanley Capital I Trust 2016-UBS9
Through Certificates					4.70%, 03/15/2049		500	494
1.14%, 01/25/2021(a),(c)		20,003	749		UBS-Barclays Commercial Mortgage Trust
3.01%, 07/25/2025		6,500	6,603		2012	-C4
3.28%, 06/25/2025(a)		10,000	10,366		1.75%, 12/10/2045(a),(b),(c)		9,296	668
GS Mortgage Securities Trust 2010-C1					4.50%, 12/10/2045(a),(b)		1,000	963
1.42%, 08/10/2043(a),(b),(c)		25,322	1,002		UBS-Barclays Commercial Mortgage Trust
GS Mortgage Securities Trust 2011-GC3					2013	-C5
0.68%, 03/10/2044(a),(b),(c)		24,108	537		4.08%, 03/10/2046(a),(b)		2,280	2,232

See accompanying notes

Schedule of Investments
Real Estate Debt Income Fund
February 28, 2017 (unaudited)

		Principal
BONDS (continued)		Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29
5.37%, 11/15/2048		$728	$733
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30
5.41%, 12/15/2043(a)		4,000	4,034
Wells Fargo Commercial Mortgage Trust
2015	-C31
3.70%, 11/15/2048		2,000	2,074
Wells Fargo Commercial Mortgage Trust
2015-NX	S1
4.10%, 05/15/2048(a)		3,180	2,688
Wells Fargo Commercial Mortgage Trust
2016	-C34
2.19%, 06/15/2049(a),(c)		7,952	1,053
Wells Fargo Commercial Mortgage Trust
2016-NX	S5
4.85%, 01/15/2059(a)		1,750	1,866
WFRBS Commercial Mortgage Trust 2013-
C11
1.36%, 03/15/2045(a),(b),(c)		25,955	1,288
WFRBS Commercial Mortgage Trust 2013-
C12
1.38%, 03/15/2048(a),(b),(c)		37,889	2,066
WFRBS Commercial Mortgage Trust 2013-
C17
1.51%, 12/15/2046(a),(c)		34,408	1,899
WFRBS Commercial Mortgage Trust 2014-
C20
3.99%, 05/15/2047(a),(b)		2,500	1,886
			$161,311
Real Estate - 1.50%
Prologis LP
3.35%, 02/01/2021		2,500	2,577

REITS- 3.24%
HCP Inc
2.63%, 02/01/2020		2,500	2,516
Hospitality Properties Trust
5.00%, 08/15/2022		1,000	1,062
Select Income REIT
3.60%, 02/01/2020		2,000	2,012
			$5,590
TOTAL BONDS			$169,478
Total Investments			$171,527
Other Assets and Liabilities - 0.47%			$817
TOTAL NET ASSETS - 100.00%			$172,344

(a)	Variable Rate. Rate shown is in effect at February 28, 2017.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,813 or 16.72% of net assets.
(c)	Security is an Interest Only Strip

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	93.60%
Financial	4.74%
Investment Companies	1.19%
Other Assets and Liabilities	0.47%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Small-MidCap Dividend Income Fund February 28, 2017 (unaudited)

COMMON STOCKS - 97.16%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 0.98%				Healthcare - Products (continued)
Harris Corp	274,550	$30,173		Teleflex Inc	250,798	$47,947
						$108,196
Airlines - 1.08%				Housewares - 0.77%
Alaska Air Group Inc	339,262	33,187		Tupperware Brands Corp	393,947	23,790

Automobile Manufacturers - 2.06%				Insurance - 5.18%
New Flyer Industries Inc	1,913,338	63,370		AmTrust Financial Services Inc	2,977,088	68,473
				Arthur J Gallagher & Co	521,264	29,686
Automobile Parts & Equipment - 1.10%				Beazley PLC	1,800,034	9,688
Autoliv Inc	325,241	34,053		Validus Holdings Ltd	899,536	51,867
						$159,714
Banks - 9.82%				Investment Companies - 3.08%
Bank of the Ozarks Inc	1,366,277	74,776		Ares Capital Corp	3,038,383	53,931
BOK Financial Corp	362,186	29,866		Oaktree Capital Group LLC	917,146	40,997
Cullen/Frost Bankers Inc	638,928	59,082				$94,928
East West Bancorp Inc	751,041	40,646		Machinery - Diversified - 3.35%
PacWest Bancorp	1,243,433	68,513		Applied Industrial Technologies Inc	240,888	15,188
Washington Trust Bancorp Inc	554,964	30,079		Flowserve Corp	514,801	23,913
		$302,962		IDEX Corp	295,352	27,228
Chemicals - 3.47%				Nordson Corp	307,797	36,948
Albemarle Corp	418,652	42,497				$103,277
Huntsman Corp	1,748,308	39,512		Media - 2.78%
RPM International Inc	468,809	24,983		Sinclair Broadcast Group Inc	2,144,710	85,574
		$106,992
Coal - 0.85%				Miscellaneous Manufacturers - 1.83%
Alliance Resource Partners LP	1,140,430	26,059		Crane Co	573,532	41,461
				Donaldson Co Inc	351,206	15,084
Commercial Services - 2.55%						$56,545
KAR Auction Services Inc	694,546	31,130		Oil & Gas - 3.12%
Travelport Worldwide Ltd	3,739,687	47,494		HollyFrontier Corp	1,738,818	50,912
		$78,624		Vermilion Energy Inc	1,193,743	45,397
Computers - 1.29%						$96,309
Leidos Holdings Inc	744,698	39,692		Packaging & Containers - 1.05%
				Packaging Corp of America	350,087	32,359
Consumer Products - 1.83%
Avery Dennison Corp	699,690	56,472		Pipelines - 3.23%
				EnLink Midstream Partners LP	3,218,430	60,249
Diversified Financial Services - 3.51%				Targa Resources Corp	699,096	39,499
BGC Partners Inc	3,549,165	40,034				$99,748
FNF Group	1,780,901	68,262		Private Equity - 0.69%
		$108,296		Hercules Capital Inc	1,436,324	21,272
Electric - 5.05%
ALLETE Inc	577,114	38,788		REITS - 15.55%
Alliant Energy Corp	1,049,745	41,444		Agree Realty Corp	393,678	19,538
Fortis Inc/Canada	474,765	15,088		Alexandria Real Estate Equities Inc	249,246	29,738
Great Plains Energy Inc	1,347,652	39,162		Colony NorthStar Inc	4,502,155	66,092
PNM Resources Inc	583,139	21,168		EastGroup Properties Inc	372,036	27,657
		$155,650		EPR Properties	744,129	57,268
Electrical Components & Equipment - 1.78%				Gramercy Property Trust	2,069,583	57,866
Hubbell Inc	188,891	22,406		LaSalle Hotel Properties	1,134,049	32,774
Littelfuse Inc	201,706	32,566		Medical Properties Trust Inc	5,479,974	73,541
		$54,972		Omega Healthcare Investors Inc	2,253,202	73,544
Electronics - 2.33%				Pebblebrook Hotel Trust	1,441,520	41,444
Avnet Inc	964,235	44,432				$479,462
Garmin Ltd	528,753	27,289		Retail - 1.23%
		$71,721		Nordstrom Inc	814,032	37,983
Environmental Control - 1.19%
MSA Safety Inc	508,277	36,723		Semiconductors - 0.71%
				Maxim Integrated Products Inc	494,049	21,886
Food - 2.67%
B&G Foods Inc	1,283,211	54,537		Software - 2.76%
Ingredion Inc	228,633	27,639		Broadridge Financial Solutions Inc	387,325	26,853
		$82,176		j2 Global Inc	717,312	58,404
Gas - 0.96%						$85,257
Vectren Corp	525,414	29,607		Supranational Bank - 1.48%
				Banco Latinoamericano de Comercio Exterior	1,626,645	45,757
Hand & Machine Tools - 2.11%				SA (a)
Lincoln Electric Holdings Inc	267,999	22,568
Snap-on Inc	249,799	42,384		Telecommunications - 0.42%
		$64,952		Consolidated Communications Holdings Inc	577,839	13,030
Healthcare - Products - 3.51%
STERIS PLC	859,099	60,249

See accompanying notes

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Toys, Games & Hobbies - 1.79%
Hasbro Inc	570,852	$55,298

TOTAL COMMON STOCKS	$2,996,066
INVESTMENT COMPANIES - 2.18%	Shares Held	Value(000	's)
Money Market Funds - 2.18%
Goldman Sachs Financial Square Funds -	67,127,531	67,127
Government Fund

TOTAL INVESTMENT COMPANIES	$67,127
Total Investments	$3,063,193
Other Assets and Liabilities - 0.66%	$20,446
TOTAL NET ASSETS - 100.00%	$3,083,639

(a) Affiliated Security as defined by the Investment Company Act of 1940 (the fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector	Percent
Financial	37.83%
Industrial	14.62%
Consumer, Non-cyclical	10.56%
Consumer, Cyclical	8.03%
Energy	7.20%
Utilities	6.01%
Technology	4.76%
Basic Materials	3.47%
Communications	3.20%
Investment Companies	2.18%
Government	1.48%
Other Assets and Liabilities	0.66%
TOTAL NET ASSETS	100.00%

August 31,	August 31,	February 28,	February 28,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Banco Latinoamericano de Comercio	1,446,712	$42,405	179,933	$5,015	—	$—	1,626,645	$47,420
Exterior SA
$42,405	$5,015	$–	$47,420

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Banco Latinoamericano de Comercio
Exterior SA	$	1,207	$—	$	—
$	1,207	$—	$	—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
SystematEx International Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 99.21%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.80%				Banks (continued)
Hakuhodo DY Holdings Inc	20,300	$250		Intesa Sanpaolo SpA	27,968	$65
WPP PLC	12,257	288		Iyo Bank Ltd/The	16,200	119
		$538		Lloyds Banking Group PLC	265,013	226
Aerospace & Defense - 0.79%				Mitsubishi UFJ Financial Group Inc	87,500	579
Airbus SE	1,004	74		Mizrahi Tefahot Bank Ltd	13,531	226
BAE Systems PLC	16,685	131		Mizuho Financial Group Inc	172,500	322
Safran SA	620	44		National Australia Bank Ltd	9,139	224
Thales SA	2,854	281		Nordea Bank AB	10,738	126
		$530		Oversea-Chinese Banking Corp Ltd	26,800	181
Agriculture - 1.49%				Resona Holdings Inc	58,000	324
British American Tobacco PLC	10,084	637		Royal Bank of Canada	1,300	94
Imperial Brands PLC	5,278	249		Societe Generale SA	7,227	321
Japan Tobacco Inc	3,600	120		Sumitomo Mitsui Financial Group Inc	10,800	421
		$1,006		Svenska Handelsbanken AB	311	4
				Swedbank AB	1,595	39
Airlines - 0.28%
Japan Airlines Co Ltd	5,800	190		Toronto-Dominion Bank/The	2,500	129
				UBS Group AG	14,596	225
				Westpac Banking Corp	15,397	398
Apparel - 1.45%
Adidas AG	3,059	513		Yamaguchi Financial Group Inc	14,000	162
Burberry Group PLC	6,916	148				$8,450
Christian Dior SE	28	6		Beverages - 1.06%
Hermes International	148	65		Anheuser-Busch InBev SA/NV	2,401	263
LVMH Moet Hennessy Louis Vuitton SE	1,224	246		Asahi Group Holdings Ltd	3,800	134
				Coca-Cola HBC AG (a)	256	6
		$978		Diageo PLC	9,322	263
Automobile Manufacturers - 5.43%
Bayerische Motoren Werke AG	1,594	142		Pernod Ricard SA	457	52
Daimler AG	3,529	256				$718
Fiat Chrysler Automobiles NV (a)	9,129	100		Biotechnology - 0.19%
Fuji Heavy Industries Ltd	7,700	288		CSL Ltd	1,385	125
Honda Motor Co Ltd	13,300	412
Isuzu Motors Ltd	12,600	168		Building Materials - 0.92%
Mazda Motor Corp	11,500	161		Boral Ltd	662	3
Nissan Motor Co Ltd	25,700	253		Cie de Saint-Gobain	872	42
Peugeot SA (a)	10,960	209		CRH PLC	1,672	57
Renault SA	1,185	105		Daikin Industries Ltd	400	38
Suzuki Motor Corp	18,800	735		Geberit AG	172	74
Toyota Motor Corp	14,700	832		HeidelbergCement AG	1,564	146
Volkswagen AG	16	3		Sika AG	47	264
		$3,664				$624
Automobile Parts & Equipment - 3.25%				Chemicals - 4.64%
Aisin Seiki Co Ltd	1,700	84		Air Liquide SA	1,662	180
Bridgestone Corp	9,300	371		Arkema SA	1,933	187
Cie Generale des Etablissements Michelin	3,028	341		BASF SE	4,850	451
				Covestro AG (b)	4,727	356
Continental AG	889	180
Denso Corp	2,400	107		Evonik Industries AG	8,288	266
GKN PLC	46,741	209		Johnson Matthey PLC	148	6
NHK Spring Co Ltd	16,300	186		LANXESS AG	4,011	272
NOK Corp	300	7		Linde AG	443	72
				Lonza Group AG (a)	1,795	331
Sumitomo Electric Industries Ltd	6,500	106
Sumitomo Rubber Industries Ltd	6,000	99		Mitsubishi Chemical Holdings Corp	39,900	307
Toyoda Gosei Co Ltd	7,000	179		Mitsubishi Gas Chemical Co Inc	14,000	295
Valeo SA	5,272	325		Shin-Etsu Chemical Co Ltd	900	76
		$2,194		Sumitomo Chemical Co Ltd	28,000	156
				Syngenta AG	402	173
Banks - 12.52%
Australia & New Zealand Banking Group Ltd	13,213	313				$3,128
Banco Bilbao Vizcaya Argentaria SA	25,370	165		Commercial Services - 0.59%
Banco Santander SA	45,190	246		Adecco Group AG	3,075	221
Bank Hapoalim BM	31,983	197		Atlantia SpA	248	6
Bank Leumi Le-Israel BM (a)	38,850	170		ISS A/S	4,150	161
Bank of Montreal	1,700	129		Randstad Holding NV	134	8
Bank of Nova Scotia/The	1,500	87				$396
Barclays PLC	79,518	224		Computers - 1.18%
BNP Paribas SA	3,732	218		Atos SE	2,738	324
BOC Hong Kong Holdings Ltd	51,735	204		Capgemini SA	1,091	93
Commonwealth Bank of Australia	8,293	523		Fujitsu Ltd	44,000	256
Credit Suisse Group AG (a)	9,055	137		NTT Data Corp	2,600	123
Danske Bank A/S	1,222	41				$796
DBS Group Holdings Ltd	17,400	232		Consumer Products - 0.55%
Gunma Bank Ltd/The	19,000	110		Reckitt Benckiser Group PLC	4,083	371
Hang Seng Bank Ltd	94	2
Hokuhoku Financial Group Inc	3,300	58		Cosmetics & Personal Care - 1.09%
HSBC Holdings PLC	103,942	835		Kao Corp	2,700	139
ING Groep NV	27,143	374		L'Oreal SA	860	160

See accompanying notes

Schedule of Investments
SystematEx International Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Cosmetics & Personal Care (continued)				Food Service - 0.92%
Unilever NV	4,596	$218		Compass Group PLC	19,914	$370
Unilever PLC	4,617	219		Sodexo SA	2,304	253
		$736				$623
Distribution & Wholesale - 1.10%				Forest Products & Paper - 1.13%
ITOCHU Corp	23,800	344		Mondi PLC	4,024	94
Li & Fung Ltd	16,000	7		Stora Enso OYJ	25,960	278
Mitsubishi Corp	9,200	208		UPM-Kymmene OYJ	16,317	387
Mitsui & Co Ltd	11,700	179				$759
Wolseley PLC	110	7		Gas - 0.41%
		$745		Gas Natural SDG SA	5,190	101
Diversified Financial Services - 1.59%				National Grid PLC	7,259	88
ASX Ltd	6,532	256		Osaka Gas Co Ltd	23,000	89
Macquarie Group Ltd	3,777	250				$278
Mitsubishi UFJ Lease & Finance Co Ltd	7,000	39		Healthcare - Products - 0.29%
ORIX Corp	14,600	227		Cochlear Ltd	800	80
Partners Group Holding AG	575	301		Essilor International SA	507	58
		$1,073		Sonova Holding AG	42	6
Electric - 2.62%				William Demant Holding A/S (a)	2,439	50
Chubu Electric Power Co Inc	16,800	221				$194
E.ON SE	16,416	127		Healthcare - Services - 1.64%
EDP - Energias de Portugal SA	45,555	141		Fresenius Medical Care AG & Co KGaA	1,763	147
Enel SpA	96,016	412		Fresenius SE & Co KGaA	5,450	433
Engie SA	3,017	37		Ramsay Health Care Ltd	5,506	294
Iberdrola SA	56,982	378		Sonic Healthcare Ltd	14,266	235
Kansai Electric Power Co Inc/The (a)	9,100	101				$1,109
Origin Energy Ltd (a)	19,338	97
				Holding Companies - Diversified - 1.02%
SSE PLC	12,855	246		CK Hutchison Holdings Ltd	10,500	130
Terna Rete Elettrica Nazionale SpA	1,064	5		Jardine Matheson Holdings Ltd	2,400	149
Tohoku Electric Power Co Inc	400	5		Swire Pacific Ltd	7,000	72
		$1,770		Wharf Holdings Ltd/The	42,412	336
Electrical Components & Equipment - 0.68%						$687
Prysmian SpA	7,914	202		Home Builders - 0.75%
Schneider Electric SE	3,795	257		Barratt Developments PLC	999	6
		$459		Daiwa House Industry Co Ltd	6,100	168
Electronics - 0.70%				Iida Group Holdings Co Ltd	12,600	213
Hoya Corp	1,400	63		Persimmon PLC	255	7
Koninklijke Philips NV	9,707	294		Sekisui Chemical Co Ltd	6,500	107
Murata Manufacturing Co Ltd	700	101		Taylor Wimpey PLC	2,860	6
NEC Corp	6,000	15				$507
		$473		Home Furnishings - 0.49%
Energy - Alternate Sources - 0.52%				Panasonic Corp	14,900	163
Vestas Wind Systems A/S	4,785	354		Sony Corp	5,400	167
						$330
Engineering & Construction - 2.84%				Insurance - 6.17%
ACS Actividades de Construccion y Servicios	6,257	196		AIA Group Ltd	33,345	210
SA				Allianz SE	2,451	427
Aena SA (b)	2,058	294		Aviva PLC	12,471	77
HOCHTIEF AG	1,686	257		AXA SA	8,658	204
Kajima Corp	36,000	235		Baloise Holding AG	42	5
Obayashi Corp	12,000	112		CNP Assurances	8,247	153
Skanska AB	9,257	220		Direct Line Insurance Group PLC	1,267	5
Taisei Corp	30,000	210		Hannover Rueck SE	2,841	321
Vinci SA	5,438	392		Legal & General Group PLC	2,080	6
		$1,916		Manulife Financial Corp	10,600	189
Entertainment - 0.38%				Mapfre SA	73,665	228
Aristocrat Leisure Ltd	20,037	255		Medibank Pvt Ltd	33,230	72
				Muenchener Rueckversicherungs-Gesellschaft	1,252	237
Food - 4.37%				AG in Muenchen
Danone SA	1,891	125		NN Group NV	6,305	196
Jeronimo Martins SGPS SA	10,308	166		Prudential PLC	10,811	216
Koninklijke Ahold Delhaize NV	6,644	142		RSA Insurance Group PLC	774	6
Marine Harvest ASA (a)	9,500	166		Sampo Oyj	3,744	170
Nestle SA	15,556	1,148		SCOR SE	7,714	279
NH Foods Ltd	7,000	187		Suncorp Group Ltd	592	6
Orkla ASA	8,497	75		Swiss Life Holding AG (a)	998	314
Seven & i Holdings Co Ltd	2,300	90		Swiss Re AG	4,802	430
Tate & Lyle PLC	25,331	234		Tokio Marine Holdings Inc	5,100	224
Tesco PLC (a)	2,585	6		Tryg A/S	3,165	59
Toyo Suisan Kaisha Ltd	1,400	51		UnipolSai SpA	2,350	5
Wesfarmers Ltd	3,339	109		Zurich Insurance Group AG	438	121
WH Group Ltd (b)	330,680	258				$4,160
Wm Morrison Supermarkets PLC	64,662	194
		$2,951

See accompanying notes

Schedule of Investments
SystematEx International Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet - 0.39%				Pharmaceuticals (continued)
Mixi Inc	6,000	$260		Novo Nordisk A/S	7,736	$274
				Orion Oyj	5,656	279
Investment Companies - 0.11%				Otsuka Holdings Co Ltd	2,900	132
EXOR NV	1,542	73		Roche Holding AG	3,212	782
				Sanofi	6,006	518
Iron & Steel - 1.13%				Shionogi & Co Ltd	100	5
ArcelorMittal (a)	31,623	278		Shire PLC	3,655	220
Fortescue Metals Group Ltd	96,203	487		Suzuken Co Ltd/Aichi Japan	7,800	264
		$765		Takeda Pharmaceutical Co Ltd	2,700	126
Leisure Products & Services - 0.01%				Teva Pharmaceutical Industries Ltd ADR	5,190	182
Carnival PLC	120	7				$6,249
				Private Equity - 0.60%
Machinery - Construction & Mining - 1.52%				3i Group PLC	47,431	405
ABB Ltd	20,273	458
Atlas Copco AB - A Shares	7,436	243		Real Estate - 2.02%
Hitachi Ltd	47,000	259		Cheung Kong Property Holdings Ltd	9,499	65
Komatsu Ltd	2,700	65		Daito Trust Construction Co Ltd	300	42
		$1,025		Hysan Development Co Ltd	1,000	5
Machinery - Diversified - 0.77%				Kerry Properties Ltd	81,000	248
FANUC Corp	800	157		Mitsui Fudosan Co Ltd	100	2
Kone OYJ	5,828	261		New World Development Co Ltd	234,718	307
Sumitomo Heavy Industries Ltd	14,000	99		Nomura Real Estate Holdings Inc	6,100	103
		$517		Sun Hung Kai Properties Ltd	9,000	132
Media - 0.06%				Swire Properties Ltd	2,200	7
RTL Group SA	33	3		Swiss Prime Site AG (a)	1,156	100
Vivendi SA	2,245	39		Wheelock & Co Ltd	54,230	352
		$42				$1,363
Mining - 2.12%				REITS - 0.27%
BHP Billiton Ltd	8,480	161		Dexus Property Group	900	6
BHP Billiton PLC	4,803	77		Link REIT	13,000	90
Boliden AB	5,712	174		Unibail-Rodamco SE	368	84
Glencore PLC (a)	84,871	338				$180
Mitsubishi Materials Corp	1,000	33		Retail - 0.95%
Norsk Hydro ASA	33,528	190		Cie Financiere Richemont SA	845	62
Rio Tinto PLC	7,575	310		Citizen Watch Co Ltd	17,400	113
South32 Ltd	77,024	147		Harvey Norman Holdings Ltd	23,837	94
		$1,430		Hennes & Mauritz AB	4,217	111
Miscellaneous Manufacturers - 1.37%				Industria de Diseno Textil SA	6,495	208
FUJIFILM Holdings Corp	4,200	162		Luxottica Group SpA	98	5
Siemens AG	5,029	654		Marks & Spencer Group PLC	1,030	5
Smiths Group PLC	5,696	106		Sundrug Co Ltd	700	46
		$922				$644
Office & Business Equipment - 0.50%				Semiconductors - 0.83%
Canon Inc	11,500	335		ASML Holding NV	1,102	134
				Infineon Technologies AG	4,753	85
				NXP Semiconductors NV (a)	800	82
Oil & Gas - 6.38%
BP PLC	131,684	742		STMicroelectronics NV	17,196	262
Caltex Australia Ltd	8,299	179				$563
DCC PLC	717	61		Software - 1.21%
Eni SpA	3,322	51		Amadeus IT Group SA	3,789	176
Galp Energia SGPS SA	11,596	171		Sage Group PLC/The	27,921	224
JX Holdings Inc	40,000	191		SAP SE	4,442	414
Neste Oyj	6,303	219				$814
OMV AG	6,134	234		Telecommunications - 4.65%
Repsol SA	15,004	222		BT Group PLC	43,898	177
Royal Dutch Shell PLC - A Shares	21,237	550		Deutsche Telekom AG	23,308	403
Royal Dutch Shell PLC - B Shares	20,540	556		KDDI Corp	10,700	280
Statoil ASA	13,842	244		Koninklijke KPN NV	19,515	55
TonenGeneral Sekiyu KK	13,000	156		Nippon Telegraph & Telephone Corp	9,600	406
TOTAL SA	14,549	726		Nokia OYJ	27,715	142
		$4,302		NTT DOCOMO Inc	12,200	290
Pharmaceuticals - 9.26%				Orange SA	20,134	303
Alfresa Holdings Corp	10,500	189		PCCW Ltd	209,000	127
Astellas Pharma Inc	15,200	205		Proximus SADP	154	5
AstraZeneca PLC	5,549	320		SoftBank Group Corp	4,200	313
Bayer AG	5,988	659		Spark New Zealand Ltd	2,112	5
Daiichi Sankyo Co Ltd	2,300	52		Telecom Italia SpA/Milano	124,716	83
Galenica AG	49	58		Telefonica SA	15,445	157
GlaxoSmithKline PLC	24,453	500		Telstra Corp Ltd	36,201	134
Medipal Holdings Corp	16,200	267		Vodafone Group PLC	102,577	257
Merck KGaA	2,575	281				$3,137
Mitsubishi Tanabe Pharma Corp	5,400	111
Novartis AG	10,566	825

See accompanying notes

Schedule of Investments
SystematEx International Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Toys, Games & Hobbies - 0.10%
Bandai Namco Holdings Inc	2,300	$66

Transportation - 1.11%
Central Japan Railway Co	1,400	229
Deutsche Post AG	9,509	326
East Japan Railway Co	2,100	190
Royal Mail PLC	936	5
		$750
TOTAL COMMON STOCKS		$66,936
INVESTMENT COMPANIES - 0.52%	Shares Held	Value(000	's)
Money Market Funds - 0.52%
Morgan Stanley Institutional Liquidity Funds -	351,012	351
Government Portfolio

TOTAL INVESTMENT COMPANIES		$351
PREFERRED STOCKS - 0.44%	Shares Held	Value(000	's)
Automobile Manufacturers - 0.16%
Volkswagen AG 2.06%(c)	720	$106

Chemicals - 0.01%
FUCHS PETROLUB SE 0.89%(c)	131	6

Consumer Products - 0.27%
Henkel AG & Co KGaA 1.62%(c)	1,462	183

TOTAL PREFERRED STOCKS		$295
Total Investments		$67,582
Other Assets and Liabilities - (0.17)%		$(114)
TOTAL NET ASSETS - 100.00%		$67,468

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $908 or 1.35% of net assets.
(c)	Variable Rate. Rate shown is in effect at February 28, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	24.95%
United Kingdom	12.80%
Germany	11.45%
France	9.93%
Switzerland	9.85%
Australia	6.72%
Hong Kong	4.00%
Netherlands	3.64%
Spain	3.52%
Finland	2.58%
Denmark	1.39%
Sweden	1.37%
Italy	1.25%
Israel	1.14%
Norway	1.00%
Canada	0.93%
United States	0.86%
Portugal	0.70%
Singapore	0.61%
Luxembourg	0.41%
Belgium	0.40%
Austria	0.35%
Ireland	0.17%
South Africa	0.14%
New Zealand	0.01%
Other Assets and Liabilities	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 99.64%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.46%				Computers (continued)
General Dynamics Corp	334	$63		NetApp Inc	378	$16
L3 Technologies Inc	249	42				$323
Lockheed Martin Corp	107	29		Cosmetics & Personal Care - 1.92%
Northrop Grumman Corp	219	54		Colgate-Palmolive Co	234	17
Raytheon Co	332	51		Procter & Gamble Co/The	1,756	160
Spirit AeroSystems Holdings Inc	368	23				$177
United Technologies Corp	518	58		Diversified Financial Services - 1.62%
		$320		American Express Co	325	26
Agriculture - 1.41%				Ameriprise Financial Inc	295	39
Archer-Daniels-Midland Co	814	38		BlackRock Inc	44	17
Philip Morris International Inc	840	92		CME Group Inc	49	6
		$130		Discover Financial Services	756	54
Airlines - 0.51%				Navient Corp	557	8
Alaska Air Group Inc	193	19				$150
United Continental Holdings Inc (a)	377	28		Electric - 2.86%
		$47		AES Corp/VA	1,885	22
Automobile Manufacturers - 0.77%				Dominion Resources Inc/VA	121	9
Ford Motor Co	1,677	21		DTE Energy Co	428	43
General Motors Co	1,365	50		Duke Energy Corp	215	18
		$71		Exelon Corp	1,212	45
Automobile Parts & Equipment - 0.56%				MDU Resources Group Inc	1,235	33
Allison Transmission Holdings Inc	557	20		NextEra Energy Inc	145	19
Lear Corp	225	32		PG&E Corp	71	5
		$52		Public Service Enterprise Group Inc	272	13
Banks - 15.58%				Southern Co/The	217	11
Bank of America Corp	9,331	230		Xcel Energy Inc	1,061	46
Bank of Hawaii Corp	342	29				$264
Bank of New York Mellon Corp/The	302	14		Electronics - 0.22%
BB&T Corp	1,099	53		Corning Inc	42	1
Capital One Financial Corp	129	12		Gentex Corp	909	19
Citigroup Inc	1,966	118				$20
Fifth Third Bancorp	2,417	66		Entertainment - 0.42%
First Republic Bank/CA	11	1		Dolby Laboratories Inc	556	27
Goldman Sachs Group Inc/The	253	63		Regal Entertainment Group	555	12
JPMorgan Chase & Co	3,728	338				$39
Morgan Stanley	848	39		Environmental Control - 0.60%
PNC Financial Services Group Inc/The	770	98		Waste Management Inc	744	55
SunTrust Banks Inc	994	59
US Bancorp	2,122	117		Food - 0.66%
Wells Fargo & Co	3,515	203		JM Smucker Co/The	142	20
		$1,440		Kraft Heinz Co/The	146	14
Beverages - 0.12%				Mondelez International Inc	615	27
Coca-Cola Co/The	256	11				$61
				Forest Products & Paper - 0.44%
Building Materials - 0.21%				International Paper Co	777	41
Lennox International Inc	115	19
				Gas - 1.17%
Chemicals - 1.32%				CenterPoint Energy Inc	1,453	40
Cabot Corp	576	33		UGI Corp	708	34
Celanese Corp	116	10		Vectren Corp	609	34
Dow Chemical Co/The	846	53				$108
Eastman Chemical Co	306	25		Hand & Machine Tools - 0.47%
LyondellBasell Industries NV	12	1		Stanley Black &Decker Inc	339	43
		$122
Coal - 0.10%				Healthcare - Products - 1.88%
CONSOL Energy Inc (a)	595	9		Abbott Laboratories	596	27
				Baxter International Inc	948	48
Commercial Services - 1.35%				Danaher Corp	180	15
Aramark	448	16		Hill-Rom Holdings Inc	17	1
Booz Allen Hamilton Holding Corp	420	15		Medtronic PLC	897	73
CoreLogic Inc/United States (a)	757	30		Thermo Fisher Scientific Inc	64	10
ManpowerGroup Inc	247	24				$174
United Rentals Inc (a)	313	40
				Healthcare - Services - 2.45%
		$125		Aetna Inc	429	55
Computers - 3.50%				Anthem Inc	339	56
Amdocs Ltd	544	33		Humana Inc	95	20
Apple Inc	599	82		Quest Diagnostics Inc	502	49
Conduent Inc (a)	404	6		Quintiles IMS Holdings Inc (a)	89	7
DST Systems Inc	72	9		UnitedHealth Group Inc	237	39
Hewlett Packard Enterprise Co	2,548	58				$226
International Business Machines Corp	466	84		Insurance - 11.00%
Leidos Holdings Inc	661	35		Aflac Inc	710	51
				Allstate Corp/The	261	21

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)				Oil & Gas Services - 1.86%
American Financial Group Inc/OH	497	$47		Baker Hughes Inc	353	$21
American International Group Inc	418	27		Halliburton Co	914	49
Aspen Insurance Holdings Ltd	530	30		RPC Inc	52	1
Assured Guaranty Ltd	30	1		Schlumberger Ltd	858	69
Berkshire Hathaway Inc - Class B (a)	1,789	307		TechnipFMC PLC (a)	981	32
Chubb Ltd	462	64				$172
Everest Re Group Ltd	161	38		Packaging & Containers - 0.76%
Hanover Insurance Group Inc/The	251	22		Bemis Co Inc	227	11
Hartford Financial Services Group Inc/The	528	26		Graphic Packaging Holding Co	1,953	26
Lincoln National Corp	741	52		Sonoco Products Co	597	32
MetLife Inc	455	24		WestRock Co	20	1
Old Republic International Corp	1,471	30				$70
Progressive Corp/The	1,216	48		Pharmaceuticals - 6.65%
Prudential Financial Inc	650	72		Express Scripts Holding Co (a)	378	27
Reinsurance Group of America Inc	343	45		Johnson & Johnson	2,176	266
Travelers Cos Inc/The	463	57		Merck & Co Inc	2,694	177
Unum Group	454	22		Pfizer Inc	4,218	144
Validus Holdings Ltd	563	32				$614
		$1,016		Pipelines - 1.41%
Internet - 0.05%				Enbridge Inc	753	31
Yahoo! Inc (a)	104	5		Kinder Morgan Inc/DE	1,978	42
				ONEOK Inc	607	33
Iron & Steel - 1.10%				Targa Resources Corp	420	24
Nucor Corp	628	39				$130
Reliance Steel & Aluminum Co	367	31		REITS - 2.81%
Steel Dynamics Inc	876	32		Camden Property Trust	323	27
		$102		Chimera Investment Corp	1,162	23
Lodging - 0.42%				Duke Realty Corp	1,322	34
Extended Stay America Inc	1,180	21		Equity Commonwealth (a)	392	12
Hyatt Hotels Corp (a)	357	18		Highwoods Properties Inc	641	34
		$39		Kilroy Realty Corp	13	1
Machinery - Construction & Mining - 0.19%				LibertyPropertyTrust	426	17
Caterpillar Inc	190	18		Prologis Inc	847	43
				Tanger Factory Outlet Centers Inc	512	17
Machinery - Diversified - 0.67%				Two Harbors Investment Corp	132	1
Cummins Inc	265	39		Ventas Inc	431	28
Rockwell Automation Inc	153	23		Weingarten Realty Investors	631	23
		$62				$260
Media - 1.61%				Retail - 4.52%
Comcast Corp - Class A	698	26		Best Buy Co Inc	446	20
Liberty Media Corp-Liberty Formula One - A	1,032	31		CVS Health Corp	304	25
Shares (a)				Darden Restaurants Inc	377	28
Liberty Media Corp-Liberty Formula One - C	1,046	32		Dick's Sporting Goods Inc	362	18
Shares (a)				MSC Industrial Direct Co Inc	210	21
Time Warner Inc	603	60		Nu Skin Enterprises Inc	20	1
		$149		PVH Corp	289	26
Miscellaneous Manufacturers - 3.00%				Target Corp	663	39
Carlisle Cos Inc	126	13		Walgreens Boots Alliance Inc	1,054	91
Crane Co	269	19		Wal-Mart Stores Inc	1,775	126
General Electric Co	5,166	154		World Fuel Services Corp	642	23
Ingersoll-Rand PLC	529	42				$418
Parker-Hannifin Corp	316	49		Semiconductors - 3.04%
		$277		Analog Devices Inc	14	1
Oil & Gas - 9.47%				Applied Materials Inc	1,406	51
Anadarko Petroleum Corp	76	5		Intel Corp	4,010	145
Chevron Corp	1,728	194		Lam Research Corp	189	23
ConocoPhillips	754	36		NVIDIA Corp	17	2
CVR Energy Inc	11	—		QUALCOMM Inc	1,030	58
Devon Energy Corp	617	27		Teradyne Inc	42	1
EOG Resources Inc	537	52				$281
Exxon Mobil Corp	3,627	295		Shipbuilding - 0.36%
Helmerich & Payne Inc	152	10		Huntington Ingalls Industries Inc	153	33
Marathon Petroleum Corp	1,078	54
Nabors Industries Ltd	1,371	20		Software - 1.83%
Occidental Petroleum Corp	288	19		CA Inc	1,005	33
Patterson-UTI Energy Inc	582	16		Oracle Corp	1,663	71
Phillips 66	465	36		Synopsys Inc (a)	590	42
QEP Resources Inc (a)	1,650	23		VMware Inc (a)	259	23
Tesoro Corp	201	17				$169
Transocean Ltd (a)	958	13
				Telecommunications - 4.25%
Valero Energy Corp	848	58		AT&T Inc	4,327	181
		$875		Cisco Systems Inc	4,549	156

See accompanying notes

		Schedule of Investments
		SystematEx Large Value Fund
		February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications (continued)
Verizon Communications Inc	1,138	$56
		$393
Transportation - 1.04%
CSX Corp	192	10
Norfolk Southern Corp	399	48
Union Pacific Corp	352	38
		$96
TOTAL COMMON STOCKS		$9,206
INVESTMENT COMPANIES - 0.18%	Shares Held	Value(000	's)
Money Market Funds - 0.18%
Morgan Stanley Institutional Liquidity Funds -	16,805	17
Government Portfolio

TOTAL INVESTMENT COMPANIES		$17
Total Investments		$9,223
Other Assets and Liabilities - 0.18%		$17
TOTAL NET ASSETS - 100.00%		$9,240

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.02%
Consumer, Non-cyclical		16.43%
Energy		12.84%
Industrial		10.97%
Technology		8.37%
Consumer, Cyclical		7.20%
Communications		5.91%
Utilities		4.03%
Basic Materials		2.87%
Investment Companies		0.18%
Other Assets and Liabilities		0.18%
TOTAL NET ASSETS		100.00%

See accompanying notes

Glossary to the Schedule of Investments
February 28, 2017 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CLP CNY COP CZK DKK EGP EUR GBP HKD HUF IDR ILS INR JPY KRW KZT MXN NOK NZD PEN PHP PLN RUB SEK SGD TRY TWD USD/$ ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Egyptian Pound

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Kazakhstani Tenge

Mexican Peso

Norwegian Krone

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Russian Rouble

Swedish Krona

Singapore Dollar

Turkish Lira

New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

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			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BLUE CHIP FUND
Institutional shares
2017	(b)	$17.00	$0.07	$1.27	$1.34	($0.08)	($0.09)	($0.17)	$18.17
2016		15.63	0.05	1.70	1.75	(0.07)	(0.31)	(0.38)	17.00
2015		15.14	0.10	0.86	0.96	(0.09)	(0.38)	(0.47)	15.63
2014		12.44	0.12	2.62	2.74	(0.04)	–	(0.04)	15.14
2013		10.64	0.18	1.69	1.87	(0.06)	(0.01)	(0.07)	12.44
2012	(f)	10.00	0.02	0.62	0.64	–	–	–	10.64
R-3 shares
2017	(b)	16.96	0.02	1.27	1.29	(0.03)	(0.09)	(0.12)	18.13
2016	(g)	15.64	(0.01)	1.33	1.32	–	–	–	16.96
R-4 shares
2017	(b)	16.98	0.04	1.25	1.29	(0.04)	(0.09)	(0.13)	18.14
2016	(g)	15.64	–	1.34	1.34	–	–	–	16.98
R-5 shares
2017	(b)	16.99	0.05	1.26	1.31	(0.05)	(0.09)	(0.14)	18.16
2016	(g)	15.64	0.01	1.34	1.35	–	–	–	16.99
R-6 shares
2017	(h)	17.03	0.01	1.13	1.14	–	–	–	18.17

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

7.95%	(c)	$1,530,515	0.69%	(d)	0.69%(d),(e)		0.79%	(d)	30.9%	(d)
11.39		1,257,265	0.69		0.69	(e)	0.33		36.4
6.46		1,226,210	0.71		0.71	(e)	0.61		26.2
22.07		421,601	0.72		0.72	(e)	0.85		34.4
17.74		179,732	0.75		0.95	(e)	1.46		1.3
6.40	(c)	5,321	0.75	(d)	4.83 (d)	,(e)	0.87	(d)	7.3	(d)

7.67	(c)	21	1.24	(d)	–		0.20	(d)	30.9	(d)
8.44	(c)	11	1.26	(d)	–		(0.13	) (d)	36.4	(d)

7.68	(c)	30	1.05	(d)	–		0.51	(d)	30.9	(d)
8.57	(c)	11	1.07	(d)	–		0.05	(d)	36.4	(d)

7.77	(c)	12	0.93	(d)	–		0.60	(d)	30.9	(d)
8.63	(c)	11	0.95	(d)	–		0.19	(d)	36.4	(d)

6.69	(c)	11	0.75	(d)	257.58 (d)	,(e)	0.28	(d)	30.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from June 14, 2012, date operations commenced, through August 31, 2012.
(g)	Period from March 29, 2016, date operations commenced, through August 31, 2016.
(h)	Period from January 3, 2017, date operations commenced, through February 28, 2017.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
					(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BOND MARKET INDEX FUND
Class J shares	2017	(b)	$11.17	$0.07	($0.37)	($0.30)	($0.13)	$–	($0.13)	$10.74
	2016		10.82	0.13	0.40	0.53	(0.17)	(0.01)	(0.18)	11.17
	2015		10.94	0.12	(0.06)	0.06	(0.16)	(0.02)	(0.18)	10.82
	2014		10.63	0.14	0.36	0.50	(0.19)	–	(0.19)	10.94
	2013		11.17	0.11	(0.47)	(0.36)	(0.17)	(0.01)	(0.18)	10.63
	2012		10.86	0.16	0.36	0.52	(0.21)	–	(0.21)	11.17
Institutional shares	2017	(b)	11.39	0.10	(0.38)	(0.28)	(0.19)	–	(0.19)	10.92
	2016		11.02	0.20	0.39	0.59	(0.21)	(0.01)	(0.22)	11.39
	2015		11.01	0.17	0.08	0.25	(0.22)	(0.02)	(0.24)	11.02
	2014		10.71	0.20	0.35	0.55	(0.25)	–	(0.25)	11.01
	2013		11.27	0.17	(0.48)	(0.31)	(0.24)	(0.01)	(0.25)	10.71
	2012		10.95	0.23	0.36	0.59	(0.27)	–	(0.27)	11.27
R-1 shares	2017	(b)	11.16	0.05	(0.36)	(0.31)	(0.11)	–	(0.11)	10.74
	2016		10.80	0.10	0.39	0.49	(0.12)	(0.01)	(0.13)	11.16
	2015		10.93	0.08	(0.05)	0.03	(0.14)	(0.02)	(0.16)	10.80
	2014		10.60	0.11	0.35	0.46	(0.13)	–	(0.13)	10.93
	2013		11.15	0.07	(0.47)	(0.40)	(0.14)	(0.01)	(0.15)	10.60
	2012		10.85	0.13	0.36	0.49	(0.19)	–	(0.19)	11.15
R-2 shares	2017	(b)	11.18	0.06	(0.37)	(0.31)	(0.11)	–	(0.11)	10.76
	2016		10.80	0.11	0.39	0.50	(0.11)	(0.01)	(0.12)	11.18
	2015		10.92	0.09	(0.06)	0.03	(0.13)	(0.02)	(0.15)	10.80
	2014		10.61	0.12	0.36	0.48	(0.17)	–	(0.17)	10.92
	2013		11.16	0.09	(0.47)	(0.38)	(0.16)	(0.01)	(0.17)	10.61
	2012		10.86	0.15	0.35	0.50	(0.20)	–	(0.20)	11.16
R-3 shares	2017	(b)	11.16	0.07	(0.37)	(0.30)	(0.14)	–	(0.14)	10.72
	2016		10.79	0.13	0.40	0.53	(0.15)	(0.01)	(0.16)	11.16
	2015		10.92	0.11	(0.06)	0.05	(0.16)	(0.02)	(0.18)	10.79
	2014		10.61	0.14	0.36	0.50	(0.19)	–	(0.19)	10.92
	2013		11.19	0.11	(0.49)	(0.38)	(0.19)	(0.01)	(0.20)	10.61
	2012		10.89	0.16	0.36	0.52	(0.22)	–	(0.22)	11.19
R-4 shares	2017	(b)	11.18	0.08	(0.37)	(0.29)	(0.15)	–	(0.15)	10.74
	2016		10.84	0.15	0.39	0.54	(0.19)	(0.01)	(0.20)	11.18
	2015		10.95	0.14	(0.06)	0.08	(0.17)	(0.02)	(0.19)	10.84
	2014		10.65	0.16	0.35	0.51	(0.21)	–	(0.21)	10.95
	2013		11.21	0.13	(0.48)	(0.35)	(0.20)	(0.01)	(0.21)	10.65
	2012		10.90	0.19	0.36	0.55	(0.24)	–	(0.24)	11.21
R-5 shares	2017	(b)	11.23	0.08	(0.36)	(0.28)	(0.17)	–	(0.17)	10.78
	2016		10.85	0.16	0.41	0.57	(0.18)	(0.01)	(0.19)	11.23
	2015		10.97	0.15	(0.07)	0.08	(0.18)	(0.02)	(0.20)	10.85
	2014		10.66	0.17	0.36	0.53	(0.22)	–	(0.22)	10.97
	2013		11.23	0.14	(0.48)	(0.34)	(0.22)	(0.01)	(0.23)	10.66
	2012		10.92	0.20	0.36	0.56	(0.25)	–	(0.25)	11.23

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(2.64)%(c),(d)		$30,688	0.70	%(e)	0.75%(e),(f)		1.36	%(e)	125.9	%(e)
4.98	(d)	33,765	0.76		0.83	(f)	1.23		151.8
0.60	(d)	25,430	0.71		0.78	(f)	1.13		319.5
4.76	(d)	25,535	0.79		0.87	(f)	1.34		162.0
(3.34	) (d)	25,256	0.77		0.97	(f)	1.04		131.7
4.84	(d)	31,642	0.89		1.07	(f)	1.47		144.0
(2.40	) (c)	1,816,879	0.23	(e)	0.26 (e)	,(g)	1.83	(e)	125.9	(e)
5.52		1,648,408	0.23		0.26	(g)	1.75		151.8
2.26	(h)	1,154,916	0.23		0.26	(g)	1.55		319.5
5.25		922,012	0.26		0.26	(g)	1.88		162.0
(2.88)		1,462,194	0.26		0.26	(g)	1.54		131.7
5.50		1,553,862	0.26		0.26	(g)	2.06		144.0
(2.78	) (c)	1,985	1.10	(e)	1.13 (e)	,(g)	0.95	(e)	125.9	(e)
4.60		1,913	1.11		1.14	(g)	0.88		151.8
0.25		1,436	1.11		1.15	(g)	0.73		319.5
4.38		1,290	1.14		1.14	(g)	1.00		162.0
(3.68)		1,513	1.14		1.14	(g)	0.68		131.7
4.57		2,253	1.14		1.14	(g)	1.20		144.0
(2.76	) (c)	2,844	0.97	(e)	1.00 (e)	,(g)	1.08	(e)	125.9	(e)
4.76		2,940	0.98		1.01	(g)	1.01		151.8
0.32		3,334	0.98		1.02	(g)	0.85		319.5
4.55		4,006	1.01		1.01	(g)	1.13		162.0
(3.54)		3,985	1.01		1.01	(g)	0.81		131.7
4.67		4,794	1.01		1.01	(g)	1.33		144.0
(2.69	) (c)	18,556	0.79	(e)	0.82 (e)	,(g)	1.26	(e)	125.9	(e)
5.00		16,998	0.80		0.83	(g)	1.19		151.8
0.47		14,851	0.80		0.84	(g)	1.04		319.5
4.81		13,786	0.83		0.83	(g)	1.31		162.0
(3.48)		11,485	0.83		0.83	(g)	0.98		131.7
4.87		10,082	0.83		0.83	(g)	1.50		144.0
(2.54	) (c)	35,870	0.60	(e)	0.63 (e)	,(g)	1.45	(e)	125.9	(e)
5.10		36,951	0.61		0.64	(g)	1.38		151.8
0.79		24,500	0.61		0.65	(g)	1.25		319.5
4.87		7,649	0.64		0.64	(g)	1.50		162.0
(3.23)		7,137	0.64		0.64	(g)	1.17		131.7
5.16		6,175	0.64		0.64	(g)	1.74		144.0
(2.50	) (c)	21,777	0.48	(e)	0.51 (e)	,(g)	1.56	(e)	125.9	(e)
5.24	(i)	31,929	0.49		0.52	(g)	1.50		151.8
0.87	(i)	28,385	0.49		0.53	(g)	1.34		319.5
5.05		56,079	0.52		0.52	(g)	1.62		162.0
(3.16)		25,057	0.52		0.52	(g)	1.29		131.7
5.25		21,032	0.52		0.52	(g)	1.80		144.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Excludes expense reimbursement from Manager.
(h)	During 2014, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2017	(b)	$11.08	$0.08	$0.29	$0.37	($0.28)	$–	($0.28)	$11.17
2016		11.25	0.22	(0.29)	(0.07)	(0.10)	–	(0.10)	11.08
2015		13.21	0.19	(1.89)	(1.70)	(0.13)	(0.13)	(0.26)	11.25
2014		11.81	0.22	1.45	1.67	(0.16)	(0.11)	(0.27)	13.21
2013		11.99	0.20	0.07	0.27	(0.15)	(0.30)	(0.45)	11.81
2012		11.87	0.14	0.30	0.44	(0.04)	(0.28)	(0.32)	11.99
R-3 shares
2017	(b)	11.06	0.06	0.28	0.34	(0.24)	–	(0.24)	11.16
2016	(f)	10.45	0.10	0.51	0.61	–	–	–	11.06
R-4 shares
2017	(b)	11.07	0.07	0.29	0.36	(0.26)	–	(0.26)	11.17
2016	(f)	10.45	0.10	0.52	0.62	–	–	–	11.07
R-5 shares
2017	(b)	11.08	0.08	0.28	0.36	(0.27)	–	(0.27)	11.17
2016	(f)	10.45	0.11	0.52	0.63	–	–	–	11.08
R-6 shares
2017	(b)	11.08	0.08	0.29	0.37	(0.28)	–	(0.28)	11.17
2016		11.25	0.26	(0.32)	(0.06)	(0.11)	–	(0.11)	11.08
2015	(g)	12.07	0.17	(0.99)	(0.82)	–	–	–	11.25
DYNAMIC HIGH YIELD EXPLORER FUND
Institutional shares
2017	(b)	9.17	0.24	0.24	0.48	(0.23)	–	(0.23)	9.42
2016		9.41	0.47	(0.22)	0.25	(0.49)	–	(0.49)	9.17
2015	(h)	10.00	0.43	(0.60)	(0.17)	(0.42)	–	(0.42)	9.41
EDGE MIDCAP FUND
Institutional shares
2017	(b)	12.24	0.07	0.85	0.92	(0.10)	(0.44)	(0.54)	12.62
2016	(i)	10.00	0.11	2.17	2.28	(0.03)	(0.01)	(0.04)	12.24
R-6 shares
2017	(j)	12.12	0.02	0.47	0.49	–	–	–	12.61

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

3.45%	(c)	$3,772,260	0.88%	(d)	0.89%(d),(e)		1.56%	(d)	78.1%	(d)
(0.53)		3,294,419	0.87		0.87	(e)	2.02		77.6
(12.98)		3,141,543	0.87		–		1.53		66.4
14.35		2,485,224	0.86		–		1.74		67.3
2.31		1,438,209	0.87		0.87	(e)	1.65		78.7
3.93		974,865	0.87		0.87	(e)	1.23		107.3

3.17	(c)	21	1.36	(d)	–		1.10	(d)	78.1	(d)
5.84	(c)	11	1.39	(d)	–		2.08	(d)	77.6	(d)

3.31	(c)	11	1.17	(d)	–		1.24	(d)	78.1	(d)
5.93	(c)	11	1.20	(d)	–		2.25	(d)	77.6	(d)

3.32	(c)	11	1.05	(d)	–		1.38	(d)	78.1	(d)
6.03	(c)	11	1.08	(d)	–		2.39	(d)	77.6	(d)

3.46	(c)	28,531	0.88	(d)	0.88 (d)	,(e)	1.54	(d)	78.1	(d)
(0.50)		29,601	0.88		0.98	(e)	2.43		77.6
(6.79	) (c)	810	0.88	(d)	25.58 (d)	,(e)	2.21	(d)	66.4	(d)

5.24	(c)	7,105	0.75	(d)	1.29 (d)	,(e)	5.12	(d)	93.1	(d)
2.96		6,899	0.75		1.27	(e)	5.23		112.8
(1.72	) (c)	7,070	0.75	(d)	1.34 (d)	,(e)	4.58	(d)	94.0	(d)

7.68	(c)	302,324	0.77	(d)	0.77 (d)	,(e)	1.15	(d)	13.4	(d)
22.89	(c)	292,615	0.79	(d)	0.79 (d)	,(e)	1.04	(d)	22.4	(d)

4.04	(c)	10	0.85	(d)	262.21 (d)	,(e)	1.23	(d)	13.4	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from March 29, 2016, date operations commenced, through August 31, 2016.
(g)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(h)	Period from September 10, 2014, date operations commenced, through August 31, 2015.
(i)	Period from September 28, 2015, date operations commenced, through August 31, 2016.
(j)	Period from January 3, 2017, date operations commenced, through February 28, 2017.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2017	(b)	$10.86	$0.05	$0.25	$0.30	($0.02)	$–	($0.02)	$11.14
2016		10.99	0.05	0.14	0.19	(0.09)	(0.23)	(0.32)	10.86
2015		11.14	(0.03)	0.15	0.12	(0.10)	(0.17)	(0.27)	10.99
2014		10.54	–	0.71	0.71	(0.03)	(0.08)	(0.11)	11.14
2013		10.35	0.04	0.29	0.33	–	(0.14)	(0.14)	10.54
2012	(g)	10.00	(0.03)	0.38	0.35	–	–	–	10.35
GLOBAL OPPORTUNITIES EQUITY HEDGED FUND
Institutional shares
2017	(b)	9.14	0.03	0.04	0.07	(0.10)	–	(0.10)	9.11
2016	(h)	10.00	0.10	(0.95)	(0.85)	(0.01)	–	(0.01)	9.14
GLOBAL OPPORTUNITIES FUND
Institutional shares
2017	(b)	11.57	0.06	0.52	0.58	(0.20)	–	(0.20)	11.95
2016		11.46	0.17	0.20	0.37	(0.16)	(0.10)	(0.26)	11.57
2015		13.28	0.18	(0.67)	(0.49)	(0.12)	(1.21)	(1.33)	11.46
2014		10.91	0.14	2.30	2.44	(0.07)	–	(0.07)	13.28
2013	(i)	10.00	0.10	0.81	0.91	–	–	–	10.91

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

Ratio of Expenses to
Average Net Assets
(Excluding
Dividends and
Interest Expense on
					Shorts, Short Sale				Ratio of Net
			Ratio of Expenses		Fees and Reverse		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Repurchase		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Agreement Expense)		Net Assets		Assets		Turnover Rate

2.73	%(c)	$2,415,381	2.29	%(d)	1.60%(d),(e)		2.30%(d),(f)		0.85	%(d)	336.1	%(d)
1.80		2,265,206	2.08		1.61	(e)	2.08	(f)	0.46		233.9
1.16		2,678,876	2.07		1.63	(e)	2.07	(f)	(0.23)		142.5
6.84		1,524,051	2.17		1.63	(e)	2.17	(f)	0.00		166.4
3.23		932,801	2.26		1.65	(e)	2.28	(f)	0.34		135.6
3.50	(c)	475,314	2.35	(d)	1.65 (d)	,(e)	2.38 (d)	,(f)	(0.31	) (d)	196.0	(d)

0.83	(c)	2,278	1.25	(d)	N/A		2.96 (d)	,(f)	0.66	(d)	126.3	(d)
(8.48	) (c)	2,286	1.25	(d)	N/A		2.91 (d)	,(f)	1.10	(d)	172.1	(d)

5.11	(c)	1,292,314	0.85	(d)	N/A		–		1.10	(d)	121.9	(d)
3.21		1,320,900	0.85		N/A		–		1.53		145.3
(3.72)		1,255,650	0.84		N/A		0.84	(f)	1.43		138.7
22.41		1,403,422	0.84		N/A		0.84	(f)	1.14		128.4
9.10	(c)	1,104,538	0.90	(d)	N/A		0.90 (d)	,(f)	1.34	(d)	190.4	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from October 24, 2011, date operations commenced, through August 31, 2012.
(h)	Period from September 22, 2015, date operations commenced, through August 31, 2016.
(i)	Period from December 28, 2012, date operations commenced, through August 31, 2013.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2017	(b)	$9.24	$0.07	$0.30	$0.37	($0.25)	$–	($0.25)	$9.36
2016		9.58	0.26	(0.26)	–	(0.23)	(0.11)	(0.34)	9.24
2015		10.70	0.25	(1.09)	(0.84)	(0.26)	(0.02)	(0.28)	9.58
2014		10.91	0.31	1.34	1.65	(0.32)	(1.54)	(1.86)	10.70
2013		9.51	0.28	1.43	1.71	(0.31)	–	(0.31)	10.91
2012		9.80	0.31	(0.36)	(0.05)	(0.23)	(0.01)	(0.24)	9.51
R-1 shares
2017	(b)	8.93	0.03	0.30	0.33	(0.17)	–	(0.17)	9.09
2016		9.28	0.17	(0.25)	(0.08)	(0.16)	(0.11)	(0.27)	8.93
2015		10.40	0.18	(1.08)	(0.90)	(0.20)	(0.02)	(0.22)	9.28
2014		10.69	0.21	1.30	1.51	(0.26)	(1.54)	(1.80)	10.40
2013		9.34	0.22	1.37	1.59	(0.24)	–	(0.24)	10.69
2012		9.66	0.26	(0.39)	(0.13)	(0.18)	(0.01)	(0.19)	9.34
R-2 shares
2017	(b)	9.18	0.04	0.31	0.35	(0.18)	–	(0.18)	9.35
2016		9.52	0.19	(0.26)	(0.07)	(0.16)	(0.11)	(0.27)	9.18
2015		10.63	0.16	(1.07)	(0.91)	(0.18)	(0.02)	(0.20)	9.52
2014		10.89	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.63
2013		9.52	0.23	1.40	1.63	(0.26)	–	(0.26)	10.89
2012		9.70	0.28	(0.39)	(0.11)	(0.06)	(0.01)	(0.07)	9.52
R-3 shares
2017	(b)	9.07	0.04	0.30	0.34	(0.20)	–	(0.20)	9.21
2016		9.40	0.20	(0.25)	(0.05)	(0.17)	(0.11)	(0.28)	9.07
2015		10.51	0.20	(1.08)	(0.88)	(0.21)	(0.02)	(0.23)	9.40
2014		10.77	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.51
2013		9.41	0.25	1.38	1.63	(0.27)	–	(0.27)	10.77
2012		9.71	0.28	(0.37)	(0.09)	(0.20)	(0.01)	(0.21)	9.41
R-4 shares
2017	(b)	9.17	0.05	0.30	0.35	(0.22)	–	(0.22)	9.30
2016		9.50	0.21	(0.24)	(0.03)	(0.19)	(0.11)	(0.30)	9.17
2015		10.62	0.21	(1.09)	(0.88)	(0.22)	(0.02)	(0.24)	9.50
2014		10.85	0.27	1.33	1.60	(0.29)	(1.54)	(1.83)	10.62
2013		9.46	0.27	1.38	1.65	(0.26)	–	(0.26)	10.85
2012		9.76	0.27	(0.35)	(0.08)	(0.21)	(0.01)	(0.22)	9.46
R-5 shares
2017	(b)	9.18	0.06	0.31	0.37	(0.23)	–	(0.23)	9.32
2016		9.52	0.22	(0.25)	(0.03)	(0.20)	(0.11)	(0.31)	9.18
2015		10.64	0.23	(1.10)	(0.87)	(0.23)	(0.02)	(0.25)	9.52
2014		10.86	0.28	1.34	1.62	(0.30)	(1.54)	(1.84)	10.64
2013		9.48	0.28	1.39	1.67	(0.29)	–	(0.29)	10.86
2012		9.77	0.31	(0.37)	(0.06)	(0.22)	(0.01)	(0.23)	9.48
R-6 shares
2017	(f)	9.01	0.02	0.33	0.35	–	–	–	9.36

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.
				(unaudited)

						Ratio of Net
		Ratio of Expenses		Ratio of Gross		Investment Income
	Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return	Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

4.18% (c)	$871,246	0.32%	(d)	0.32%(d),(e)		1.53%	(d)	24.9%	(d)
(0.02)	831,719	0.34		0.34	(e)	2.83		31.3
(7.90)	736,329	0.32		0.32	(e)	2.51		35.6
15.97	677,283	0.33		0.33	(e)	2.87		45.8
18.16	424,630	0.34		0.34	(e)	2.67		46.2
(0.27)	786,891	0.32		0.32	(e)	3.37		53.5

3.76 (c)	697	1.19	(d)	–		0.70	(d)	24.9	(d)
(0.90)	586	1.21		–		1.93		31.3
(8.68)	696	1.19		1.19	(e)	1.84		35.6
14.89	334	1.20		1.20	(e)	1.97		45.8
17.19	123	1.24		1.24	(e)	2.08		46.2
(1.20)	70	1.19		1.19	(e)	2.86		53.5

3.88 (c)	874	1.06	(d)	–		0.79	(d)	24.9	(d)
(0.75)	903	1.08		–		2.12		31.3
(8.58)	754	1.06		1.06	(e)	1.60		35.6
15.05	1,203	1.07		1.07	(e)	2.27		45.8
17.30	490	1.11		1.11	(e)	2.19		46.2
(1.11)	209	1.06		1.06	(e)	2.97		53.5

3.91 (c)	16,798	0.88	(d)	–		0.98	(d)	24.9	(d)
(0.49)	15,789	0.90		–		2.26		31.3
(8.45)	15,450	0.88		0.88	(e)	1.99		35.6
15.28	12,323	0.89		0.89	(e)	2.34		45.8
17.51	8,197	0.93		0.93	(e)	2.37		46.2
(0.81)	3,045	0.88		0.88	(e)	3.05		53.5

3.96 (c)	9,902	0.69	(d)	–		1.10	(d)	24.9	(d)
(0.30)	11,997	0.71		–		2.32		31.3
(8.32)	11,862	0.69		0.69	(e)	2.11		35.6
15.57	13,822	0.70		0.70	(e)	2.52		45.8
17.68	7,801	0.74		0.74	(e)	2.53		46.2
(0.60)	4,414	0.69		0.69	(e)	2.97		53.5

4.16 (c)	25,479	0.57	(d)	–		1.26	(d)	24.9	(d)
(0.30)	29,179	0.59		–		2.49		31.3
(8.18)	33,729	0.57		0.57	(e)	2.23		35.6
15.71	37,859	0.58		0.58	(e)	2.62		45.8
17.84	24,896	0.62		0.62	(e)	2.65		46.2
(0.48)	13,305	0.57		0.57	(e)	3.34		53.5

3.88 (c)	10	0.40	(d)	259.70 (d)	,(e)	1.42	(d)	24.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from January 3, 2017, date operations commenced, through February 28, 2017.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2017	(b)	$9.87	$0.04	$0.54	$0.58	($0.03)	$–	($0.03)	$10.42
2016		9.61	0.08	0.30	0.38	(0.12)	–	(0.12)	9.87
2015	(f)	9.07	0.09	0.45	0.54	–	–	–	9.61
R-6 shares
2017	(g)	9.83	0.02	0.57	0.59	–	–	–	10.42
MULTI-MANAGER EQUITY LONG/SHORT FUND
Institutional shares
2017	(b)	9.99	(0.05)	0.48	0.43	(0.05)	(0.03)	(0.08)	10.34
2016	(i)	10.00	(0.04)	0.03	(0.01)	–	–	–	9.99
R-6 shares
2017	(b)	9.99	(0.05)	0.49	0.44	(0.05)	(0.03)	(0.08)	10.35
2016	(i)	10.00	(0.04)	0.03	(0.01)	–	–	–	9.99
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2017	(b)	11.03	0.20	(0.81)	(0.61)	(0.20)	–	(0.20)	10.22
2016		10.20	0.39	0.84	1.23	(0.40)	–	(0.40)	11.03
2015	(k)	10.29	0.20	(0.09)	0.11	(0.20)	–	(0.20)	10.20
ORIGIN EMERGING MARKETS FUND
Institutional shares
2017	(b)	8.97	(0.02)	0.23	0.21	(0.07)	–	(0.07)	9.11
2016		8.42	0.07	0.56	0.63	(0.08)	–	(0.08)	8.97
2015	(l)	10.00	0.18	(1.76)	(1.58)	–	–	–	8.42
R-6 shares
2017	(b)	8.97	(0.02)	0.23	0.21	(0.07)	–	(0.07)	9.11
2016		8.42	0.07	0.56	0.63	(0.08)	–	(0.08)	8.97
2015	(l)	10.00	(0.02)	(1.56)	(1.58)	–	–	–	8.42

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

					Ratio of Expenses to
					Average Net Assets
			Ratio of		(Excluding Dividends		Ratio of Expenses to
		Net Assets,	Expenses to		and Interest Expense		Average Net Assets		Ratio of Gross		Ratio of Net Investment		Portfolio
		End of Period	Average Net		on Shorts and		(Excluding Interest		Expenses to Average		Income to Average Net		Turnover
Total Return (in thousands)			Assets		Short Sale Fees)		Expense Fees)		Net Assets		Assets		Rate

5.88	%(c)	$630,376	1.09	%(d)	N/A		N/A		1.09%(d),(e)		0.73	%(d)	50.6	%(d)
3.99		168,786	1.20		N/A		N/A		1.23	(e)	0.82		49.9
5.95	(c)	3,374	1.20	(d)	N/A		N/A		4.14 (d)	,(e)	1.39	(d)	62.8	(d)

6.00	(c)	11	1.20	(d)	N/A		N/A		257.77 (d)	,(e)	1.02	(d)	50.6	(d)

4.27	(c)	41	2.69	(d)	1.70% (d),(h)		N/A		72.78 (d)	,(e)	(0.92	) (d)	302.1	(d)
(0.10	) (c)	10	2.45	(d)	1.67 (d)	,(h)	N/A		486.48 (d)	,(e)	(0.99	) (d)	412.4	(d)

4.37	(c)	323,908	2.59	(d)	1.60 (d)	,(h)	N/A		2.60 (d)	,(e)	(1.09	) (d)	302.1	(d)
(0.10	) (c)	325,987	2.38	(d)	1.60 (d)	,(h)	N/A		2.45 (d)	,(e)	(0.93	) (d)	412.4	(d)

(5.57	) (c)	839	0.71	(d)	N/A		0.65% (d),(j)		1.19 (d)	,(e)	3.87	(d)	61.4	(d)
12.23		3,606	0.70		N/A		0.65	(j)	2.42	(e)	3.57		53.5
1.04	(c)	10	0.71	(d)	N/A		0.65 (d)	,(j)	452.62 (d)	,(e)	4.14	(d)	54.9	(d)

2.46	(c)	640,969	1.24	(d)	N/A		N/A		1.24 (d)	,(e)	(0.41	) (d)	72.8	(d)
7.50		778,143	1.24		N/A		N/A		1.24	(e)	0.86		69.0
(15.80	) (c)	816,035	1.25	(d)	N/A		N/A		1.31 (d)	,(e)	3.01	(d)	86.6	(d)

2.43	(c)	92	1.26	(d)	N/A		N/A		18.42 (d)	,(e)	(0.46	) (d)	72.8	(d)
7.50		90	1.26		N/A		N/A		25.47	(e)	0.87		69.0
(15.80	) (c)	85	1.26	(d)	N/A		N/A		8.94 (d)	,(e)	(0.41	) (d)	86.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(g)	Period from January 3, 2017, date operations commenced, through February 28, 2017.
(h)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(i)	Period from March 31, 2016, date operations commenced, through August 31, 2016.
(j)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(k)	Period from March 10, 2015, date operations commenced, through August 31, 2015.
(l)	Period from January 23, 2015, date operations commenced, through August 31, 2015.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
					(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PREFERRED SECURITIES FUND
Class J shares	2017	(b)	$10.11	$0.25	($0.07)	$0.18	($0.23)	($0.09)	($0.32)	$9.97
	2016		10.01	0.48	0.18	0.66	(0.47)	(0.09)	(0.56)	10.11
	2015		10.34	0.48	(0.12)	0.36	(0.51)	(0.18)	(0.69)	10.01
	2014		9.97	0.51	0.65	1.16	(0.52)	(0.27)	(0.79)	10.34
	2013		10.17	0.51	(0.12)	0.39	(0.53)	(0.06)	(0.59)	9.97
	2012		9.65	0.55	0.55	1.10	(0.55)	(0.03)	(0.58)	10.17
Institutional shares	2017	(b)	10.30	0.27	(0.07)	0.20	(0.25)	(0.09)	(0.34)	10.16
	2016		10.18	0.52	0.19	0.71	(0.50)	(0.09)	(0.59)	10.30
	2015		10.51	0.53	(0.14)	0.39	(0.54)	(0.18)	(0.72)	10.18
	2014		10.12	0.56	0.66	1.22	(0.56)	(0.27)	(0.83)	10.51
	2013		10.31	0.57	(0.12)	0.45	(0.58)	(0.06)	(0.64)	10.12
	2012		9.78	0.61	0.55	1.16	(0.60)	(0.03)	(0.63)	10.31
R-1 shares	2017	(b)	10.25	0.22	(0.06)	0.16	(0.21)	(0.09)	(0.30)	10.11
	2016		10.14	0.43	0.19	0.62	(0.42)	(0.09)	(0.51)	10.25
	2015		10.46	0.44	(0.12)	0.32	(0.46)	(0.18)	(0.64)	10.14
	2014		10.08	0.47	0.66	1.13	(0.48)	(0.27)	(0.75)	10.46
	2013		10.28	0.48	(0.13)	0.35	(0.49)	(0.06)	(0.55)	10.08
	2012		9.75	0.53	0.55	1.08	(0.52)	(0.03)	(0.55)	10.28
R-2 shares	2017	(b)	10.20	0.23	(0.07)	0.16	(0.21)	(0.09)	(0.30)	10.06
	2016		10.09	0.45	0.18	0.63	(0.43)	(0.09)	(0.52)	10.20
	2015		10.42	0.45	(0.12)	0.33	(0.48)	(0.18)	(0.66)	10.09
	2014		10.04	0.48	0.66	1.14	(0.49)	(0.27)	(0.76)	10.42
	2013		10.24	0.49	(0.12)	0.37	(0.51)	(0.06)	(0.57)	10.04
	2012		9.71	0.54	0.55	1.09	(0.53)	(0.03)	(0.56)	10.24
R-3 shares	2017	(b)	10.23	0.24	(0.06)	0.18	(0.22)	(0.09)	(0.31)	10.10
	2016		10.12	0.47	0.18	0.65	(0.45)	(0.09)	(0.54)	10.23
	2015		10.45	0.47	(0.13)	0.34	(0.49)	(0.18)	(0.67)	10.12
	2014		10.07	0.51	0.65	1.16	(0.51)	(0.27)	(0.78)	10.45
	2013		10.26	0.51	(0.11)	0.40	(0.53)	(0.06)	(0.59)	10.07
	2012		9.73	0.56	0.55	1.11	(0.55)	(0.03)	(0.58)	10.26
R-4 shares	2017	(b)	10.21	0.25	(0.06)	0.19	(0.23)	(0.09)	(0.32)	10.08
	2016		10.10	0.49	0.18	0.67	(0.47)	(0.09)	(0.56)	10.21
	2015		10.44	0.50	(0.15)	0.35	(0.51)	(0.18)	(0.69)	10.10
	2014		10.06	0.53	0.65	1.18	(0.53)	(0.27)	(0.80)	10.44
	2013		10.25	0.53	(0.11)	0.42	(0.55)	(0.06)	(0.61)	10.06
	2012		9.72	0.58	0.55	1.13	(0.57)	(0.03)	(0.60)	10.25
R-5 shares	2017	(b)	10.26	0.25	(0.06)	0.19	(0.24)	(0.09)	(0.33)	10.12
	2016		10.15	0.50	0.18	0.68	(0.48)	(0.09)	(0.57)	10.26
	2015		10.47	0.50	(0.12)	0.38	(0.52)	(0.18)	(0.70)	10.15
	2014		10.09	0.53	0.66	1.19	(0.54)	(0.27)	(0.81)	10.47
	2013		10.28	0.55	(0.12)	0.43	(0.56)	(0.06)	(0.62)	10.09
	2012		9.75	0.59	0.55	1.14	(0.58)	(0.03)	(0.61)	10.28
R-6 shares	2017	(i)	9.91	0.08	0.25	0.33	(0.08)	–	(0.08)	10.16

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

1.91%(c),(d)		$48,736	1.03%	(e)	1.05%(e),(f)		5.01%	(e)	12.3%	(e)
6.87	(d)	50,135	1.06		1.10	(f)	4.84		13.9
3.59	(d)	43,477	1.14		1.16	(f)	4.72		16.9
12.24	(d)	39,563	1.20		1.28	(f)	5.02		20.1
3.74	(d)	33,590	1.27		1.47	(f)	4.91		31.5
11.96	(d)	30,976	1.28		1.46	(f)	5.74		22.9
2.01	(c)	2,357,261	0.76	(e)	–		5.28	(e)	12.3	(e)
7.26		2,444,823	0.76		–		5.14		13.9
3.91		1,923,458	0.76		–		5.12		16.9
12.76		2,033,946	0.75		–		5.48		20.1
4.32		1,884,821	0.75		0.75	(g)	5.42		31.5
12.49		1,754,687	0.75		0.75	(g)	6.25		22.9
1.62	(c)	1,613	1.58	(e)	–		4.48	(e)	12.3	(e)
6.32		1,572	1.58		–		4.32		13.9
3.16		1,332	1.58		–		4.27		16.9
11.78		1,751	1.59		–		4.66		20.1
3.38		1,761	1.58		–		4.58		31.5
11.60		1,686	1.59		–		5.44		22.9
1.69	(c)	1,438	1.45	(e)	–		4.61	(e)	12.3	(e)
6.49		1,234	1.45		–		4.45		13.9
3.25		1,556	1.45		–		4.43		16.9
11.98		845	1.46		–		4.75		20.1
3.51		1,009	1.45		–		4.70		31.5
11.80		1,065	1.46		–		5.55		22.9
1.86	(c)	2,999	1.27	(e)	–		4.76	(e)	12.3	(e)
6.66		3,311	1.27		–		4.63		13.9
3.40		3,758	1.27		–		4.60		16.9
12.13		4,074	1.28		–		4.98		20.1
3.81		4,107	1.27		–		4.91		31.5
11.96		4,161	1.28		–		5.73		22.9
1.97	(c)	3,371	1.08	(e)	–		4.99	(e)	12.3	(e)
6.86		1,395	1.08		–		4.89		13.9
3.52		1,543	1.08		–		4.87		16.9
12.35		1,221	1.09		–		5.22		20.1
4.01		1,436	1.08		–		5.11		31.5
12.17		709	1.09		–		5.98		22.9
1.91	(c)	3,707	0.96	(e)	–		5.07	(e)	12.3	(e)
7.07	(h)	4,216	0.96		–		4.93		13.9
3.72	(h)	3,665	0.96		–		4.90		16.9
12.45		3,350	0.97		–		5.24		20.1
4.12		4,963	0.96		–		5.27		31.5
12.28		2,402	0.97		–		6.00		22.9
3.34	(c)	10	0.85	(e)	263.25 (e)	,(g)	5.23	(e)	12.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Excludes expense reimbursement from Manager.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from January 3, 2017, date operations commenced, through February 28, 2017.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE ALLOCATION FUND
Institutional shares
2017	(b)	$10.42	$0.22	($0.51)	($0.29)	($0.18)	($0.05)	($0.23)	$9.90
2016		9.65	0.19	0.83	1.02	(0.25)	–	(0.25)	10.42
2015	(g)	10.00	0.14	(0.42)	(0.28)	(0.07)	–	(0.07)	9.65
REAL ESTATE DEBT INCOME FUND
Institutional shares
2017	(b)	9.87	0.17	(0.33)	(0.16)	(0.16)	–	(0.16)	9.55
2016		9.76	0.30	0.13	0.43	(0.32)	–	(0.32)	9.87
2015	(g)	10.00	0.24	(0.25)	(0.01)	(0.23)	–	(0.23)	9.76
R-6 shares
2017	(i)	9.49	0.05	0.07	0.12	(0.05)	–	(0.05)	9.56
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2017	(b)	15.01	0.19	1.85	2.04	(0.31)	–	(0.31)	16.74
2016		12.79	0.39	2.43	2.82	(0.34)	(0.26)	(0.60)	15.01
2015		14.40	0.42	(1.38)	(0.96)	(0.34)	(0.31)	(0.65)	12.79
2014		12.29	0.43	2.25	2.68	(0.31)	(0.26)	(0.57)	14.40
2013		10.49	0.41	1.78	2.19	(0.36)	(0.03)	(0.39)	12.29
2012		9.30	0.40	1.21	1.61	(0.42)	–	(0.42)	10.49
R-6 shares
2017	(i)	16.17	0.05	0.52	0.57	–	–	–	16.74
SYSTEMATEX INTERNATIONAL FUND
Institutional shares
2017	(b)	10.43	0.05	0.41	0.46	(0.22)	–	(0.22)	10.67
2016	(j)	10.00	0.24	0.26	0.50	(0.05)	(0.02)	(0.07)	10.43
R-6 shares
2017	(b)	10.44	0.06	0.46	0.52	(0.22)	–	(0.22)	10.74
2016	(j)	10.00	0.31	0.20	0.51	(0.05)	(0.02)	(0.07)	10.44
SYSTEMATEX LARGE VALUE FUND
R-6 shares
2017	(b)	11.25	0.11	1.08	1.19	(0.24)	–	(0.24)	12.20
2016	(j)	10.00	0.23	1.11	1.34	(0.07)	(0.02)	(0.09)	11.25

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(2.74)%	(c)	$250	0.15%(d),(e)		10.12%(d),(e),(f)		4.41%	(d)	76.3%	(d)
10.73		188	0.15	(e)	22.98 (e)	,(f)	1.86		76.4
(2.80	) (c)	10	0.15 (d)	,(e)	338.94 (d),(e),(f)		2.16	(d)	33.5	(d)

(1.59)	(c)	171,347	0.59	(d)	0.59 (d)	,(f)	3.50	(d)	18.4	(d)
4.69	(h)	153,816	0.63		0.63	(f)	3.11		20.1
(0.22) (c),(h)		22,371	0.70	(d)	0.84 (d)	,(f)	3.59	(d)	42.2	(d)

1.26	(c)	10	0.70	(d)	265.93 (d)	,(f)	3.43	(d)	18.4	(d)

13.74	(c)	1,460,960	0.83	(d)	0.83 (d)	,(f)	2.46	(d)	27.2	(d)
22.94		1,142,465	0.82		0.82	(f)	2.90		25.8
(6.89)		849,929	0.86		0.88	(f)	3.00		29.3
22.19		554,543	0.80		–		3.14		18.2
21.32		353,059	0.82		–		3.54		18.5
17.87		280,303	0.84		–		4.06		19.1

3.53	(c)	10	0.88	(d)	263.15 (d)	,(f)	1.94	(d)	27.2	(d)

4.53	(c)	412	0.75	(d)	1.39 (d)	,(f)	1.00	(d)	44.7	(d)
4.93	(c)	4,198	0.75	(d)	1.61 (d)	,(f)	2.59	(d)	60.2	(d)

5.11	(c)	67,056	0.62	(d)	0.83 (d)	,(f)	1.25	(d)	44.7	(d)
5.03	(c)	59,094	0.62	(d)	1.11 (d)	,(f)	3.26	(d)	60.2	(d)

10.67	(c)	9,240	0.42	(d)	1.06 (d)	,(f)	1.97	(d)	46.2	(d)
13.50	(c)	8,516	0.42	(d)	1.16 (d)	,(f)	2.33	(d)	60.8	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from January 3, 2017, date operations commenced, through February 28, 2017.
(j)	Period from September 22, 2015, date operations commenced, through August 31, 2016.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2017(unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Real Estate Allocation Fund, the fund will indirectly bear its pro rata share of expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2016	to	Account Value	Account Value	2016	to	Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,		Expense
	2016	2017	2017	(a)	2016	2017	2017	(a)	Ratio
Blue Chip Fund
Institutional	$1,000.00	$1,079.51	$3.56		$1,000.00	$1,021.37	$3.46		0.69%
R-3	1,000.00	1,076.65	6.38		1,000.00	1,018.65	6.21		1.24
R-4	1,000.00	1,076.79	5.41		1,000.00	1,019.59	5.26		1.05
R-5	1,000.00	1,077.73	4.79		1,000.00	1,020.18	4.66		0.93
R-6	1,000.00	1,066.94	1.19	(b)	1,000.00	1,021.08	3.76		0.75

Bond Market Index Fund
Class J	1,000.00	973.56	3.43		1,000.00	1,021.32	3.51		0.70
Institutional	1,000.00	975.96	1.13		1,000.00	1,023.65	1.15		0.23
R-1	1,000.00	972.18	5.38		1,000.00	1,019.34	5.51		1.10
R-2	1,000.00	972.37	4.74		1,000.00	1,019.98	4.86		0.97
R-3	1,000.00	973.12	3.86		1,000.00	1,020.88	3.96		0.79
R-4	1,000.00	974.58	2.94		1,000.00	1,021.82	3.01		0.60
R-5	1,000.00	975.01	2.35		1,000.00	1,022.41	2.41		0.48

Diversified Real Asset Fund
Institutional	1,000.00	1,034.55	4.44		1,000.00	1,020.43	4.41		0.88
R-3	1,000.00	1,031.75	6.85		1,000.00	1,018.05	6.80		1.36
R-4	1,000.00	1,033.07	5.90		1,000.00	1,018.99	5.86		1.17
R-5	1,000.00	1,033.20	5.29		1,000.00	1,019.59	5.26		1.05
R-6	1,000.00	1,034.62	4.44		1,000.00	1,020.43	4.41		0.88

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2017(unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2016 to		Account Value	Account Value	2016 to		Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,		Expense
	2016	2017	2017	(a)	2016	2017	2017	(a)	Ratio
Dynamic High Yield Explorer Fund
Institutional	$1,000.00	$1,052.40	$3.82		$1,000.00	$1,021.08	$3.76		0.75%

EDGE MidCap Fund
Institutional	1,000.00	1,076.83	3.97		1,000.00	1,020.98	3.86		0.77
R-6	1,000.00	1,040.43	1.33	(b)	1,000.00	1,020.58	4.26		0.85

Global Multi-Strategy Fund
Institutional	1,000.00	1,027.33	11.51		1,000.00	1,013.44	11.43		2.29

Global Multi-Strategy Fund (Excluding Dividends and
Interest Expense on Short Sales, Short Sale Fees and
Reverse Repurchase Agreement Expense)
Institutional	1,000.00	1,027.30	8.04		1,000.00	1,016.76	8.03		1.60

Global Opportunities Equity Hedged Fund
Institutional	1,000.00	1,008.26	6.22		1,000.00	1,018.60	6.26		1.25

Global Opportunities Fund
Institutional	1,000.00	1,051.09	4.32		1,000.00	1,020.58	4.26		0.85

International Equity Index Fund
Institutional	1,000.00	1,041.79	1.62		1,000.00	1,023.21	1.61		0.32
R-1	1,000.00	1,037.59	6.01		1,000.00	1,018.89	5.96		1.19
R-2	1,000.00	1,038.84	5.36		1,000.00	1,019.54	5.31		1.06
R-3	1,000.00	1,039.11	4.45		1,000.00	1,020.43	4.41		0.88
R-4	1,000.00	1,039.64	3.49		1,000.00	1,021.37	3.46		0.69
R-5	1,000.00	1,041.57	2.89		1,000.00	1,021.97	2.86		0.57
R-6	1,000.00	1,038.85	0.63		1,000.00	1,022.81	2.01		0.40

International Small Company Fund
Institutional	1,000.00	1,058.82	5.56		1,000.00	1,019.39	5.46		1.09
R-6	1,000.00	1,060.02	1.90	(b)	1,000.00	1,018.84	6.01		1.20

Multi-Manager Equity Long/Short Fund
Institutional	1,000.00	1,042.68	13.62		1,000.00	1,011.46	13.42		2.69
R-6	1,000.00	1,043.69	13.12		1,000.00	1,011.95	12.92		2.59

Multi-Manager Equity Long/Short Fund (Excluding
Dividends and Interest Expense on Short Sales and
Short Sale Fees)
Institutional	1,000.00	1,042.70	8.61		1,000.00	1,016.26	8.53		1.70
R-6	1,000.00	1,043.70	8.11		1,000.00	1,016.76	8.03		1.60

Opportunistic Municipal Fund
Institutional	1,000.00	944.26	3.42		1,000.00	1,021.27	3.56		0.71

Opportunistic Municipal Fund (Excluding
Interest Expense and Fees)
Institutional	1,000.00	944.30	3.13		1,000.00	1,021.53	3.26		0.65

Origin Emerging Markets Fund
Institutional	1,000.00	1,024.59	6.22		1,000.00	1,018.65	6.21		1.24
R-6	1,000.00	1,024.28	6.32		1,000.00	1,018.55	6.31		1.26

Preferred Securities Fund
Class J	1,000.00	1,019.12	5.16		1,000.00	1,019.69	5.16		1.03
Institutional	1,000.00	1,020.07	3.81		1,000.00	1,021.03	3.81		0.76
R-1	1,000.00	1,016.17	7.90		1,000.00	1,016.96	7.90		1.58
R-2	1,000.00	1,016.90	7.25		1,000.00	1,017.60	7.25		1.45
R-3	1,000.00	1,018.65	6.36		1,000.00	1,018.50	6.36		1.27
R-4	1,000.00	1,019.74	5.41		1,000.00	1,019.44	5.41		1.08
R-5	1,000.00	1,019.13	4.81		1,000.00	1,020.03	4.81		0.96
R-6	1,000.00	1,033.39	1.33	(b)	1,000.00	1,020.58	4.26		0.85

Real Estate Allocation Fund
Institutional	1,000.00	972.55	0.73		1,000.00	1,024.05	0.75		0.15

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2017(unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2016 to		Account Value	Account Value	2016 to		Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,		Expense
	2016	2017	2017	(a)	2016	2017	2017	(a)	Ratio
Real Estate Debt Income Fund
Institutional	$1,000.00	$984.08	$2.90		$1,000.00	$1,021.87	$2.96		0.59%
R-6	1,000.00	1,012.58	1.08	(b)	1,000.00	1,021.32	3.51		0.70

Small-MidCap Dividend Income Fund
Institutional	1,000.00	1,137.40	4.40		1,000.00	1,020.68	4.16		0.83
R-6	1,000.00	1,035.25	1.37	(b)	1,000.00	1,020.43	4.41		0.88

SystematEx International Fund
Institutional	1,000.00	1,045.33	3.80		1,000.00	1,021.08	3.76		0.75
R-6	1,000.00	1,051.14	3.15		1,000.00	1,021.72	3.11		0.62

SystematEx Large Value Fund
R-6	1,000.00	1,106.66	2.19		1,000.00	1,022.71	2.11		0.42

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (January 3, 2017 to February 28, 2017), multiplied by 56/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	126	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	126	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	126	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	126	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	126	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	126	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	126	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	126	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	126	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	126	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel, PFD (2009-2013)
Assistant Counsel and Assistant	Counsel, PLIC
Secretary	Counsel, the Manager (2009-2013, 2014 - present)
Des Moines, IA 50392	Counsel, PSI (2009-2013)
1973	Counsel, PSS (2009-2013)

Tracy Bollin	Chief Financial Officer, PFA (2010-2015)
Chief Financial Officer	Senior Vice President, PFD since 2015
Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Senior Vice President, the Manager since 2015
Chief Financial Officer, the Manager (2010-2015)
Director, the Manager since 2015
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2015
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Chief Compliance Officer-Funds, PLIC since 2016
Des Moines, IA 50392	Vice President/Compliance, PLIC (2004-2016)
1960	Senior Vice President, the Manager
Senior Vice President, PSI
Senior Vice President, PSS

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, the Manager since 2016
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1962

Sara L. Reece	Financial Controller, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975
Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	Assistant General Counsel, the Manager since 2015
Des Moines, IA 50392	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
1958	Management, Inc. (“TAM”) (2010-2012)
Assistant General Counsel, Transamerica Asset Management Group
(2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Teri R. Root	Vice President and Chief Compliance Officer, the Manager since 2015
Deputy Chief Compliance Officer	Compliance Officer, the Manager (2010-2013)
Des Moines, IA 50392	Vice President, PSS since 2015
1979

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, the Manager (2003-2013)
Assistant Vice President/Treasury, the Manager since 2013
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, the Manager (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003 - 2012)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectus dated December 31, 2016, and the Statement of Additional Information dated December 31, 2016. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds; and (2) a Subadvisory Agreement with Ascend Capital LLC related to the Global Multi-Strategy Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 13, 2016 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements relating to the Management Agreement and the Subadvisory Agreements of twenty series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; Ascend Capital, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Credit Suisse Asset Management, LLC; Edge Asset Management, Inc.; Finisterre Capital LLP; Fischer Francis Trees & Watts, Inc.; Gotham Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Macquarie Capital Investment Management LLC; Mellon Capital Management Corporation; Origin Asset Management LP; Passport Capital, LLC; Pictet Asset Management SA; PGI; Principal Real Estate Investors, LLC; Sirios Capital Management, L.P.; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Symphony Asset Management LLC; Three Bridges Capital, LP; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a highly qualified unaffiliated subadvisor for a Fund and for monitoring and replacing unaffiliated Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2016 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2016, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period, respectively, if available. The Board also compared each Fund’s investment performance over the three-year period ended March 31, 2016 to one or more relevant benchmark indices. For Funds that did not have a three-year performance history, the Board compared the Fund’s performance over the one-year period ended March 31, 2016 to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no performance information was considered.

The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-manager Funds that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. The Board received information, based on data supplied by Broadridge, comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels for Class A shares, where available, to advisory fees and expense ratios of mutual funds in a peer group selected by Broadridge, or for one Fund, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares (or in the case of one Fund, Class R-6 shares).

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2015. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Principal Global Investors, LLC, Principal Real Estate Investors LLC, Columbus Circle Investors, Edge Asset Management Inc., Finisterre Capital LLP, Origin Asset Management LLP and Spectrum Asset Management, Inc.), and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure and the impact on the Manager’s profitability. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for Bond Market Index and International Equity Index, do not include breakpoints. Although their management fee schedules do not include breakpoints, the Board noted that each of these Funds has a relatively low basis point fee on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Broadridge. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Ascend Capital, LLC Subadvisory Agreement

On September 13, 2016, the Board considered for the Global Multi-Strategy Fund (the “Fund”) the approval of a sub-advisory agreement (the “Subadvisory Agreement”) between the Manager and Ascend Capital, LLC (the “Subadvisor”) with respect to the equity long/short investment sleeve of the Fund.

The Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Subadvisors and that the Manager recommended the Subadvisor based upon that program.

Investment Performance

The Board reviewed the back-tested one-year and since-inception (May 1, 2014) performance returns as of June 30, 2016 (gross and net of proposed fees) of the Subadvisor in an investment strategy similar to the proposed strategy for the equity long/short investment sleeve of the Fund (which included historical performance returns of the Subadvisor in a composite with an investment strategy similar to the proposed strategy for the equity long/short investment sleeve of the Fund for the period May 1, 2014 through April 30, 2016), as compared to the historical performance returns (gross and net of fees) of the two current and continuing Subadvisors to the investment sleeve of the Fund and to two relevant benchmark indices, and the historical performance of the Subadvisor in the same composite for the last calendar year (gross and net of proposed fees), as compared to the historical performance returns (gross and net of fees) of the two current and continuing Subadvisors to the investment sleeve of the Fund and to the two relevant benchmark indices. The Board also reviewed the percentile rankings of the performance of the Subadvisor’s composite (net of proposed fees) and the performance of the two current and continuing Subadvisors to the investment sleeve of the Fund (net of fees) in a relevant Morningstar category for each of the periods and the year referenced above. The Board concluded, based upon the information provided, that the Subadvisor is well qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor. The Board noted that the Subadvisor intends to use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

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     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

FV675-0| ©2017 PrincipalFinancialServices,Inc.|02/2017|t17022109fg

CLASS A, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

February 28, 2017

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For more information visit PrincipalFunds.com/***e***Delivery or call us at 800-222-5852.

Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

EE11865PFI | 01/2017

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	26
Schedules of Investments	56
Financial Highlights (Includes performance information)	146
Shareholder Expense Example	158
Supplemental Information	160

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Mike Beer
President, Principal Funds

Dear Shareholder,

The U.S. and world economies continue to recover from near-recession territory in late 2015 and early 2016. Markets have given most investors great returns so far in 2017, and strong gains in earnings suggest much of the upturn since the U.S. election was based on fundamentals rather than optimism about U.S. tax and regulatory reform.

Despite hits to energy, commodity, and exporting companies, the U.S. consumer benefited from a robust dollar and lower prices, remaining strong enough to keep the near-recession from turning into a real one. The global economy pulled out of recession in the second quarter of 2016 and is now in the midst of a synchronized recovery. Deflation is out; reflation is in. Commodity and oil prices are up from their February 2016 lows. Consumer- and producer-price inflation are no longer negative and, in fact, are up sharply across the U.S., Europe, Japan, and China. Better pricing power and faster nominal growth have helped corporate profits rebound sharply from China to the United States. Industrial activity is picking up around the world. Global manufacturing surveys have been surging upward. The dollar is still strengthening, but the post-election appreciation is based on growth prospects, not on deflation or recession fears.

Elections in Europe and an uncertain political environment in the United States may ultimately be a drag on confidence. Still, the outlook for 2017 and beyond seems pretty good. Lack of deflation, strong global growth, and incoming U.S. employment data have led to the suggestion that the next rate hike by the Federal Reserve will be in March, followed by two more this year. Budget priorities of the Trump administration may expand spending and increase the federal deficit—particularly with spending on defense and infrastructure putting some upward pressure on U.S. Treasury yields.

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes.1 We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.

Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road, or closer at hand.

1 Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

*All data cited from February 2017 Principal Economic Insights by Robert Baur, Ph.D. Executive Director, Chief Global Economist and Robin Anderson, Senior Global Economist, available at principalfunds.com/commentary.

MM9147| 03/2017| t17031407xc

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

			Diversified Real	Dynamic High Yield
Amounts in thousands, except per share amounts	Blue Chip Fund		Asset Fund(a)	Explorer Fund
Investment in securities--at cost	$1,378,799		$4,017,611	$15,138
Foreign currency--at cost	$–		$19,445	$–
Assets
Investment in securities--at value	$1,636,849		$4,174,490	$15,441
Foreign currency--at value	–		19,435	–
Cash	–		7,590	6
Deposits with counterparty	–		3,779	–
Receivables:
Dividends and interest	1,931		7,240	112
Expense reimbursement from Manager	2		107	7
Foreign currency contracts	–		6,304	–
Fund shares sold	1,486		4,635	–
Investment securities sold	6,638		31,779	553
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		764	–
Unrealized gain on unfunded loan commitments	–		26	–
Variation margin on financial derivative instruments	–		7,546	–
Total Assets	1,646,906		4,263,695	16,119
Liabilities
Accrued management and investment advisory fees	839		2,574	7
Accrued distribution fees	31		53	2
Accrued transfer agent fees	20		397	1
Accrued directors' expenses	1		1	1
Accrued professional fees	12		63	18
Accrued other expenses	18		120	6
Payables:
Foreign currency contracts	–		6,366	–
Fund shares redeemed	1,553		17,589	–
Investment securities purchased	8,608		125,546	1,359
Options and swaptions contracts written (premiums received $0, $881 and $0)	–		452	–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		226	–
Variation margin on financial derivative instruments	–		1,508	–
Total Liabilities	11,082		154,895	1,394
Net Assets Applicable to Outstanding Shares	$1,635,824		$4,108,800	$14,725
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,353,203		$4,372,840	$15,657
Accumulated undistributed (overdistributed) net investment income (loss)	776		27,427	(1)
Accumulated undistributed (overdistributed) net realized gain (loss)	23,795		(450,757)	(1,234)
Net unrealized appreciation (depreciation) of investments	258,050		159,417	303
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(127)	–
Total Net Assets	$1,635,824		$4,108,800	$14,725
Capital Stock (par value: $.01 per share):
Shares authorized	1,150,000		1,825,000	200,000
Net Asset Value Per Share:
Class A: Net Assets	$48,971		$111,717	$7,620
Shares Issued and Outstanding	2,715		10,010	813
Net Asset Value per share	$18.04		$11.16	$9.37
Maximum Offering Price	$19.09		$11.59	$9.74
Class C: Net Assets	$29,900		$27,867	N/A
Shares Issued and Outstanding	1,698		2,541
Net Asset Value per share	$17.61	(b)	$10.97 (b)
Class P: Net Assets	$26,364		$168,382	N/A
Shares Issued and Outstanding	1,453		15,090
Net Asset Value per share	$18.15		$11.16
Institutional: Net Assets	$1,530,515		$3,772,260	$7,105
Shares Issued and Outstanding	84,236		337,661	754
Net Asset Value per share	$18.17		$11.17	$9.42
R-3: Net Assets	$21		$21	N/A
Shares Issued and Outstanding	1		2
Net Asset Value per share	$18.13		$11.16
R-4: Net Assets	$30		$11	N/A
Shares Issued and Outstanding	2		1
Net Asset Value per share	$18.14		$11.17
R-5: Net Assets	$12		$11	N/A
Shares Issued and Outstanding	1		1
Net Asset Value per share	$18.16		$11.17
R-6: Net Assets	$11		$28,531	N/A
Shares Issued and Outstanding	1		2,554
Net Asset Value per share	$18.17		$11.17

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
			Global
			Opportunities
	Global Multi-		Equity Hedged	Global
Amounts in thousands, except per share amounts	Strategy Fund		Fund	Opportunities Fund
Investment in securities--at cost	$3,044,813		$6,369	$1,179,264
Foreign currency--at cost	$2,918		$14	$2,243
Assets
Investment in securities--at value	$3,135,576		$6,999	$1,301,162
Foreign currency--at value	2,869		14	2,241
Deposits with counterparty	489,582		15	–
Receivables:
Dividends and interest	14,189		12	3,344
Expense reimbursement from Manager	87		10	5
Foreign currency contracts	14,061		–	–
Fund shares sold	7,197		–	55
Investment securities sold	149,652		41	8,362
OTC swap agreements--at value (premiums paid $5,718, $0 and $0)	22,134		–	–
Variation margin on financial derivative instruments	2,269		15	–
Prepaid expenses	–		1	–
Total Assets	3,837,615		7,107	1,315,169
Liabilities
Accrued management and investment advisory fees	3,449		6	824
Accrued distribution fees	64		1	2
Accrued transfer agent fees	151		1	6
Accrued custodian fees	–		8	–
Accrued directors' expenses	3		1	1
Accrued professional fees	95		12	27
Accrued registration fees	–		2	–
Accrued other expenses	107		–	22
Cash overdraft	4,018		14	–
Payables:
Dividends and interest on securities sold short	1,873		–	–
Foreign currency contracts	13,546		–	–
Fund shares redeemed	3,848		–	1,445
Investment securities purchased	150,180		69	14,271
Options and swaptions contracts written (premiums received $5,014, $0 and $0)	1,972		–	–
Reverse repurchase agreements	161,175		–	–
Short sales (proceeds received $568,741, $0 and $0)	593,990		–	–
OTC swap agreements--at value (premiums received $5,304, $0 and $0)	7,280		–	–
Variation margin on financial derivative instruments	1,462		–	–
Total Liabilities	943,213		114	16,598
Net Assets Applicable to Outstanding Shares	$2,894,402		$6,993	$1,298,571
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,819,121		$7,674	$1,192,267
Accumulated undistributed (overdistributed) net investment income (loss)	4,934		(13)	3,337
Accumulated undistributed (overdistributed) net realized gain (loss)	(11,663)		(1,170)	(18,893)
Net unrealized appreciation (depreciation) of investments	81,537		502	121,898
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	473		–	(38)
Total Net Assets	$2,894,402		$6,993	$1,298,571
Capital Stock (par value: $.01 per share):
Shares authorized	1,550,000		300,000	650,000
Net Asset Value Per Share:
Class A: Net Assets	$115,713		$2,438	$4,601
Shares Issued and Outstanding	10,473		268	388
Net Asset Value per share	$11.05		$9.08	$11.87
Maximum Offering Price	$11.48		$9.61	$12.56
Class C: Net Assets	$52,618		N/A	$1,583
Shares Issued and Outstanding	4,876			134
Net Asset Value per share	$10.79	(a)		$11.81 (a)
Class P: Net Assets	$310,690		$2,277	$73
Shares Issued and Outstanding	27,984		250	6
Net Asset Value per share	$11.10		$9.11	$11.96
Institutional: Net Assets	$2,415,381		$2,278	$1,292,314
Shares Issued and Outstanding	216,761		250	108,159
Net Asset Value per share	$11.14		$9.11	$11.95

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
		Multi-Manager
International Small		Equity Long/Short	Opportunistic
Amounts in thousands, except per share amounts	Company Fund	Fund	Municipal Fund
Investment in securities--at cost	$600,198	$330,998	$118,058
Foreign currency--at cost	$1,649	$–	$–
Assets
Investment in securities--at value	$633,850	$356,029	$116,572
Foreign currency--at value	1,656	–	–
Cash	–	–	846
Deposits with counterparty	–	81,719	–
Receivables:
Dividends and interest	1,903	404	1,449
Expense reimbursement from Manager	5	20	3
Foreign currency contracts	–	566	–
Fund shares sold	37	1	326
Investment securities sold	7,001	18,273	1,384
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–	137	–
Prepaid expenses	–	22	–
Total Assets	644,452	457,171	120,580
Liabilities
Accrued management and investment advisory fees	476	401	44
Accrued distribution fees	1	–	20
Accrued transfer agent fees	3	2	9
Accrued directors' expenses	–	1	1
Accrued professional fees	13	13	12
Accrued other expenses	11	–	12
Cash overdraft	–	10,942	–
Payables:
Dividends payable	–	–	336
Dividends and interest on securities sold short	–	119	–
Foreign currency contracts	–	108	–
Fund shares redeemed	519	63	912
Interest expense and fees payable	–	–	38
Investment securities purchased	11,131	11,200	483
Short sales (proceeds received $0, $103,960 and $0)	–	110,165	–
Variation margin on financial derivative instruments	–	86	–
Floating rate notes issued	–	–	5,239
Total Liabilities	12,154	133,100	7,106
Net Assets Applicable to Outstanding Shares	$632,298	$324,071	$113,474
Net Assets Consist of:
Capital shares and additional paid-in-capital	$600,608	$310,836	$117,421
Accumulated undistributed (overdistributed) net investment income (loss)	288	(2,378)	338
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,261)	(3,459)	(2,799)
Net unrealized appreciation (depreciation) of investments	33,652	18,616	(1,486)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	11	456	–
Total Net Assets	$632,298	$324,071	$113,474
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	400,000	550,000
Net Asset Value Per Share:
Class A: Net Assets	$1,745	$112	$39,712
Shares Issued and Outstanding	169	11	3,882
Net Asset Value per share	$10.34	$10.30	$10.23
Maximum Offering Price	$10.94	$10.90	$10.63
Class C: Net Assets	N/A	N/A	$15,601
Shares Issued and Outstanding			1,526
Net Asset Value per share			$10.22 (a)
Class P: Net Assets	$166	$10	$57,322
Shares Issued and Outstanding	16	1	5,597
Net Asset Value per share	$10.34	$10.33	$10.24
Institutional: Net Assets	$630,376	$41	$839
Shares Issued and Outstanding	60,504	4	82
Net Asset Value per share	$10.42	$10.34	$10.22
R-6: Net Assets	$11	$323,908	N/A
Shares Issued and Outstanding	1	31,310
Net Asset Value per share	$10.42	$10.35

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
Origin Emerging		Preferred		Real Estate
Amounts in thousands, except per share amounts and Real Estate Allocation Fund	Markets Fund	Securities Fund		Allocation Fund
Investment in securities--at cost	$540,574	$5,067,521		$–
Investment in affiliated Funds--at cost	$–	$–		$1,362,455
Investments in affiliated securities--at cost	$–	$120,075		$–
Assets
Investment in securities--at value	$626,270	$5,324,132		$–
Investment in affiliated Funds--at value	–	–		1,345,422
Investment in affiliated securities--at value	–	116,584		–
Deposits with counterparty	800	–		–
Receivables:
Dividends and interest	757	68,744		–
Expense reimbursement from Manager	5	2		6,559
Expense reimbursement from Distributor	–	1		–
Fund shares sold	175	15,477		50
Investment securities sold	14,785	993		–
Variation margin on financial derivative instruments	15,917	–		–
Prepaid expenses	–	–		8,196
Total Assets	658,709	5,525,933		1,360,227
Liabilities
Accrued management and investment advisory fees	587	2,922		–
Accrued administrative service fees	–	1		–
Accrued distribution fees	–	752		193
Accrued service fees	–	2		–
Accrued transfer agent fees	2	796		999
Accrued directors' expenses	2	1		1,115
Accrued professional fees	15	23		6,570
Accrued other expenses	58	196		–
Cash overdraft	–	27		–
Payables:
Fund shares redeemed	453	12,543		–
Investment securities purchased	–	–		50
Options and swaptions contracts written (premiums received $0, $5,112 and $0)	–	3,994		–
Variation margin on financial derivative instruments	16,053	–		–
Total Liabilities	17,170	21,257		8,927
Net Assets Applicable to Outstanding Shares	$641,539	$5,504,676		$1,351,300
Net Assets Consist of:
Capital shares and additional paid-in-capital	$765,502	$5,204,830		$1,366,693
Accumulated undistributed (overdistributed) net investment income (loss)	(1,588)	34,376		2,598
Accumulated undistributed (overdistributed) net realized gain (loss)	(208,264)	11,232		(958)
Net unrealized appreciation (depreciation) of investments	85,843	254,238		(17,033)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	46	–		–
Total Net Assets	$641,539	$5,504,676		$1,351,300
Capital Stock (par value: $.01 per share):
Shares authorized	425,000	2,400,000		200,000,000
Net Asset Value Per Share:
Class A: Net Assets	$467	$714,495		$1,101,637
Shares Issued and Outstanding	51	69,851		112,230
Net Asset Value per share	$9.24	$10.23		$9.82
Maximum Offering Price	$9.78	$10.63		$10.39
Class C: Net Assets	N/A	$784,069		N/A
Shares Issued and Outstanding		76,755
Net Asset Value per share		$10.22	(a)
Class J: Net Assets	N/A	$48,736		N/A
Shares Issued and Outstanding		4,886
Net Asset Value per share		$9.97	(a)
Class P: Net Assets	$11	$1,586,977		N/A
Shares Issued and Outstanding	1	156,307
Net Asset Value per share	$9.12	$10.15
Institutional: Net Assets	$640,969	$2,357,261		$249,663
Shares Issued and Outstanding	70,325	231,937		25,227
Net Asset Value per share	$9.11	$10.16		$9.90
R-1: Net Assets	N/A	$1,613		N/A
Shares Issued and Outstanding		160
Net Asset Value per share		$10.11
R-2: Net Assets	N/A	$1,438		N/A
Shares Issued and Outstanding		143
Net Asset Value per share		$10.06
R-3: Net Assets	N/A	$2,999		N/A
Shares Issued and Outstanding		297
Net Asset Value per share		$10.10
R-4: Net Assets	N/A	$3,371		N/A
Shares Issued and Outstanding		334
Net Asset Value per share		$10.08
R-5: Net Assets	N/A	$3,707		N/A
Shares Issued and Outstanding		366
Net Asset Value per share		$10.12
R-6: Net Assets	$92	$10		N/A
Shares Issued and Outstanding	10	1
Net Asset Value per share	$9.11	$10.16

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)
		Small-MidCap
Real Estate Debt		Dividend
Amounts in thousands, except per share amounts	Income Fund	Income Fund
Investment in securities--at cost	$174,193	$2,463,447
Investments in affiliated securities--at cost	$–	$47,420
Foreign currency--at cost	$–	$3,608
Assets
Investment in securities--at value	$171,527	$3,017,436
Investment in affiliated securities--at value	–	45,757
Foreign currency--at value	–	3,582
Receivables:
Dividends and interest	938	5,998
Expense reimbursement from Manager	6	2
Fund shares sold	16	14,256
Investment securities sold	–	24,858
Prepaid directors' expenses	–	1
Prepaid expenses	20	–
Total Assets	172,507	3,111,890
Liabilities
Accrued management and investment advisory fees	73	1,772
Accrued distribution fees	–	204
Accrued transfer agent fees	1	195
Accrued directors' expenses	1	–
Accrued professional fees	12	14
Accrued other expenses	–	37
Payables:
Fund shares redeemed	76	3,569
Investment securities purchased	–	22,460
Total Liabilities	163	28,251
Net Assets Applicable to Outstanding Shares	$172,344	$3,083,639
Net Assets Consist of:
Capital shares and additional paid-in-capital	$175,268	$2,475,720
Accumulated undistributed (overdistributed) net investment income (loss)	96	22,831
Accumulated undistributed (overdistributed) net realized gain (loss)	(354)	32,758
Net unrealized appreciation (depreciation) of investments	(2,666)	552,326
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	4
Total Net Assets	$172,344	$3,083,639
Capital Stock (par value: $.01 per share):
Shares authorized	500,000	1,900,000
Net Asset Value Per Share:
Class A: Net Assets	$874	$267,209
Shares Issued and Outstanding	91	16,032
Net Asset Value per share	$9.66	$16.67
Maximum Offering Price	$10.04	$17.64
Class C: Net Assets	N/A	$195,744
Shares Issued and Outstanding		11,830
Net Asset Value per share		$16.55	(a)
Class P: Net Assets	$113	$1,159,716
Shares Issued and Outstanding	12	68,594
Net Asset Value per share	$9.55	$16.91
Institutional: Net Assets	$171,347	$1,460,960
Shares Issued and Outstanding	17,936	87,261
Net Asset Value per share	$9.55	$16.74
R-6: Net Assets	$10	$10
Shares Issued and Outstanding	1	1
Net Asset Value per share	$9.56	$16.74

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

		Diversified Real	Dynamic High Yield
Amounts in thousands	Blue Chip Fund(a)	Asset Fund(b)	Explorer Fund
Net Investment Income (Loss)
Income:
Dividends	$10,628	$28,735	$3
Withholding tax	(15)	(780)	–
Interest	–	20,539	419
Total Income	10,613	48,494	422
Expenses:
Management and investment advisory fees	4,896	15,542	47
Distribution fees - Class A	50	239	9
Distribution fees - Class C	122	144	N/A
Registration fees - Class A	8	23	11
Registration fees - Class C	9	7	N/A
Registration fees - Class P	9	16	N/A
Registration fees - Institutional	9	90	11
Registration fees - R-6	4	8	N/A
Shareholder reports - Class A	9	41	–
Shareholder reports - Class C	4	9	N/A
Shareholder reports - Class P	1	64	N/A
Shareholder reports - Institutional	–	121	–
Shareholder reports - R-6	–	1	N/A
Transfer agent fees - Class A	31	326	5
Transfer agent fees - Class C	21	31	N/A
Transfer agent fees - Class P	5	131	N/A
Transfer agent fees - Institutional	1	1,101	–
Custodian fees	1	94	1
Directors' expenses	14	41	1
Professional fees	14	66	20
Other expenses	11	20	1
Total Gross Expenses	5,219	18,115	106
Less: Reimbursement from Manager - Class A	–	212	21
Less: Reimbursement from Manager - Class C	–	20	N/A
Less: Reimbursement from Manager - Class P	–	61	N/A
Less: Reimbursement from Manager - Institutional	–	171	19
Less: Reimbursement from Manager - R-6	4	1	N/A
Total Net Expenses	5,215	17,650	66
Net Investment Income (Loss)	5,398	30,844	356

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	32,432	12,378	27
Foreign currency transactions	–	889	–
Futures contracts	–	19,275	–
Options and swaptions	–	1,812	–
Swap agreements	–	1,756	–
Change in unrealized appreciation/depreciation of:
Investments	82,183	65,111	333
Futures contracts	–	2,133	–
Options and swaptions	–	(134)	–
Swap agreements	–	(16)	–
Translation of assets and liabilities in foreign currencies	–	1,287	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	114,615	104,491	360
Net Increase (Decrease) in Net Assets Resulting from Operations	$120,013	$135,335	$716

(a)	R-6 shares commenced operations on January 3, 2017.
(b)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

	Global Multi-	Global Opportunities	Global
Amounts in thousands	Strategy Fund	Equity Hedged Fund	Opportunities Fund
Net Investment Income (Loss)
Income:
Dividends	$10,423	$69	$12,967
Withholding tax	(171)	(3)	(481)
Interest	33,141	–	–
Total Income	43,393	66	12,486
Expenses:
Management and investment advisory fees	21,556	38	5,326
Distribution fees - Class A	172	3	6
Distribution fees - Class C	269	N/A	8
Registration fees - Class A	10	12	9
Registration fees - Class C	9	N/A	9
Registration fees - Class P	22	12	9
Registration fees - Institutional	24	12	9
Shareholder reports - Class A	13	–	2
Shareholder reports - Class C	5	N/A	–
Shareholder reports - Class P	16	–	–
Shareholder reports - Institutional	44	–	–
Transfer agent fees - Class A	52	5	10
Transfer agent fees - Class C	35	N/A	7
Transfer agent fees - Class P	135	–	–
Transfer agent fees - Institutional	230	–	–
Custodian fees	206	12	45
Directors' expenses	31	1	15
Dividends and interest on securities sold short	8,854	–	–
Professional fees	99	14	34
Short sale fees	105	–	–
Other expenses	19	1	9
Reverse repurchase agreement interest expense	562	–	–
Total Gross Expenses	32,468	110	5,498
Less: Reimbursement from Manager	187	–	–
Less: Reimbursement from Manager - Class A	–	24	11
Less: Reimbursement from Manager - Class C	–	N/A	13
Less: Reimbursement from Manager - Class P	–	19	9
Less: Reimbursement from Manager - Institutional	–	19	–
Total Net Expenses	32,281	48	5,465
Net Investment Income (Loss)	11,112	18	7,021

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	49,240	(4)	(1,272)
Foreign currency transactions	10,228	(2)	(324)
Futures contracts	(13,387)	(487)	–
Options and swaptions	3,362	–	–
Short sales	(8,578)	–	–
Swap agreements	(6,616)	–	–
Change in unrealized appreciation/depreciation of:
Investments	8,944	336	58,517
Futures contracts	9,510	193	–
Options and swaptions	428	–	–
Short sales	6,222	–	–
Swap agreements	7,364	–	–
Translation of assets and liabilities in foreign currencies	(2,380)	–	52
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	64,337	36	56,973
Net Increase (Decrease) in Net Assets Resulting from Operations	$75,449	$54	$63,994

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

		Multi-Manager
	International Small	Equity Long/Short	Opportunistic
Amounts in thousands	Company Fund(a)	Fund	Municipal Fund
Net Investment Income (Loss)
Income:
Dividends	$3,511	$2,416	$5
Withholding tax	(356)	(19)	–
Interest	–	17	3,008
Total Income	3,155	2,414	3,013
Expenses:
Management and investment advisory fees	1,818	2,537	322
Distribution fees - Class A	2	–	56
Distribution fees - Class C	N/A	N/A	79
Registration fees - Class A	8	9	14
Registration fees - Class C	N/A	N/A	8
Registration fees - Class P	7	10	11
Registration fees - Institutional	12	9	7
Registration fees - R-6	4	9	N/A
Shareholder reports - Class A	1	–	1
Shareholder reports - Class P	–	–	1
Transfer agent fees - Class A	8	6	11
Transfer agent fees - Class C	N/A	N/A	8
Transfer agent fees - Class P	–	–	12
Transfer agent fees - Institutional	1	–	–
Custodian fees	39	46	1
Directors' expenses	3	3	2
Dividends and interest on securities sold short	–	1,171	–
Interest expense and fees	–	–	37
Professional fees	15	15	16
Short sale fees	–	426	–
Other expenses	1	3	3
Total Gross Expenses	1,919	4,244	589
Less: Reimbursement from Manager - Class A	14	15	–
Less: Reimbursement from Manager - Class C	N/A	N/A	7
Less: Reimbursement from Manager - Class P	8	10	–
Less: Reimbursement from Manager - Institutional	–	10	6
Less: Reimbursement from Manager - R-6	4	23	N/A
Total Net Expenses	1,893	4,186	576
Net Investment Income (Loss)	1,262	(1,772)	2,437

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	1,479	4,430	(1,359)
Foreign currency transactions	(355)	1,593	–
Futures contracts	–	(3,816)	–
Options and swaptions	–	171	–
Short sales	–	(3,550)	–
Swap agreements	–	2,583	–
Change in unrealized appreciation/depreciation of:
Investments	30,699	19,007	(9,631)
Futures contracts	–	603	–
Short sales	–	(5,595)	–
Swap agreements	–	(278)	–
Translation of assets and liabilities in foreign currencies	11	436	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	31,834	15,584	(10,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,096	$13,812	$(8,553)
(a) R-6 shares commenced operations on January 3, 2017.

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)

	Origin Emerging	Preferred	Real Estate
Amounts in thousands, except Real Estate Allocation Fund	Markets Fund	Securities Fund(a)	Allocation Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$ –	$24,308
Dividends from affiliated securities	–	4,570	–
Dividends	3,252	45,349	–
Withholding tax	(369)	–	–
Interest	–	118,260	–
Total Income	2,883	168,179	24,308
Expenses:
Management and investment advisory fees	4,141	19,379	N/A
Distribution fees - Class A	1	1,023	1,070
Distribution fees - Class C	N/A	4,047	N/A
Distribution fees - Class J	N/A	36	N/A
Distribution fees - R-1	N/A	3	N/A
Distribution fees - R-2	N/A	2	N/A
Distribution fees - R-3	N/A	4	N/A
Distribution fees - R-4	N/A	1	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	1	N/A
Administrative service fees - R-3	N/A	1	N/A
Administrative service fees - R-4	N/A	1	N/A
Registration fees - Class A	8	34	8,713
Registration fees - Class C	N/A	16	N/A
Registration fees - Class J	N/A	9	N/A
Registration fees - Class P	9	48	N/A
Registration fees - Institutional	9	110	8,500
Registration fees - R-6	7	4	N/A
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	2	N/A
Service fees - R-3	N/A	4	N/A
Service fees - R-4	N/A	2	N/A
Service fees - R-5	N/A	5	N/A
Shareholder reports - Class A	–	51	577
Shareholder reports - Class C	N/A	35	N/A
Shareholder reports - Class J	N/A	10	N/A
Shareholder reports - Class P	–	42	N/A
Shareholder reports - Institutional	–	80	27
Transfer agent fees - Class A	5	421	5,836
Transfer agent fees - Class C	N/A	407	N/A
Transfer agent fees - Class J	N/A	30	N/A
Transfer agent fees - Class P	–	778	N/A
Transfer agent fees - Institutional	5	496	150
Custodian fees	115	14	–
Directors' expenses	9	55	1,138
Professional fees	16	21	9,060
Other expenses	9	47	605
Total Gross Expenses	4,334	27,223	35,676
Less: Reimbursement from Manager - Class A	13	–	22,491
Less: Reimbursement from Manager - Class P	9	–	N/A
Less: Reimbursement from Manager - Institutional	–	–	10,881
Less: Reimbursement from Manager - R-6	8	4	N/A
Less: Reimbursement from Distributor - Class J	N/A	5	N/A
Total Net Expenses	4,304	27,214	2,304
Net Investment Income (Loss)	(1,421)	140,965	22,004

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(5,740)	(69,187)	–
Investment transactions in affiliated Funds	–	–	(1,783)
Investment transactions in affiliated securities	–	413	–
Foreign currency transactions	(626)	–	–
Futures contracts	(1,782)	44,314	–
Options and swaptions	–	48,867	–
Capital gain distribution received from affiliated Funds	–	–	1,644
Change in unrealized appreciation/depreciation of:
Investments	17,607	(63,372)	–
Investments in affiliated Funds	–	–	(45,357)
Investment in affiliated securities	–	(2,620)	–
Futures contracts	286	–	–
Options and swaptions	–	(1,234)	–
Translation of assets and liabilities in foreign currencies	40	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	9,785	(42,819)	(45,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,364	$98,146	$(23,492)

(a) R-6 shares commenced operations on January 3, 2017.

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2017 (unaudited)
		Small-MidCap
Real Estate Debt		Dividend
Amounts in thousands	Income Fund(a)	Income Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$–	$1,207
Dividends	8	43,424
Withholding tax	–	(250)
Interest	3,182	9
Total Income	3,190	44,390
Expenses:
Management and investment advisory fees	428	10,262
Distribution fees - Class A	1	308
Distribution fees - Class C	N/A	895
Registration fees - Class A	8	20
Registration fees - Class C	N/A	12
Registration fees - Class P	8	34
Registration fees - Institutional	9	41
Registration fees - R-6	4	4
Shareholder reports - Class A	–	13
Shareholder reports - Class C	N/A	9
Shareholder reports - Class P	–	16
Shareholder reports - Institutional	–	18
Transfer agent fees - Class A	5	105
Transfer agent fees - Class C	N/A	98
Transfer agent fees - Class P	–	317
Transfer agent fees - Institutional	1	398
Custodian fees	1	5
Directors' expenses	2	24
Professional fees	16	15
Other expenses	4	11
Total Gross Expenses	487	12,605
Less: Reimbursement from Manager - Class A	13	–
Less: Reimbursement from Manager - Class P	8	–
Less: Reimbursement from Manager - R-6	4	4
Total Net Expenses	462	12,601
Net Investment Income (Loss)	2,728	31,789

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(352)	85,495
Foreign currency transactions	–	(4)
Change in unrealized appreciation/depreciation of:
Investments	(4,713)	248,547
Investment in affiliated securities	–	(1,663)
Translation of assets and liabilities in foreign currencies	–	6
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(5,065)	332,381
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,337)	$364,170

(a) R-6 shares commenced operations on January 3, 2017.

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Blue Chip Fund

	Period Ended	Year Ended
	February 28, 2017	August 31, 2016
Operations
Net investment income (loss)	$5,398	$3,699
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	32,432	14,125
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	82,183	121,600
Net Increase (Decrease) in Net Assets Resulting from Operations	120,013	139,424

Dividends and Distributions to Shareholders
From net investment income	(6,795)	(5,301)
From net realized gain on investments	(8,486)	(24,809)
Total Dividends and Distributions	(15,281)	(30,110)

Capital Share Transactions
Net increase (decrease) in capital share transactions	198,020	(41,971)
Total Increase (Decrease) in Net Assets	302,752	67,343

Net Assets
Beginning of period	1,333,072	1,265,729
End of period (including undistributed net investment income as set forth below)	$1,635,824	$1,333,072
Undistributed (overdistributed) net investment income (loss)	$776	$2,173

	Class A	Class C	Class P		Institutional	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$16,539	$9,071	$10,789		$297,854	$9	$68	$–	$10
Reinvested	210	143	181		14,736	–	–	–	–
Redeemed	(7,348)	(2,783)	(3,627)		(137,782)	–	(50)	–	–
Net Increase (Decrease)	$9,401	$6,431	$7,343		$174,808	$9	$18	$–	$10
Shares:
Sold	967	542	624		17,481	–	4	–	1
Reinvested	12	9	10		858	–	–	–	–
Redeemed	(435)	(167)	(212)		(8,042)	–	(3)	–	–
Net Increase (Decrease)	544	384	422		10,297	–	1	–	1
Year Ended August 31, 2016(b)
Dollars:
Sold	$19,421	$12,276	$17,498		$45,737	$10	$10	$10	N/A
Reinvested	524	288	364		28,919	–	–	–	N/A
Redeemed	(6,850)	(4,435)	(8,204)		(147,539)	–	–	–	N/A
Net Increase (Decrease)	$13,095	$8,129	$9,658		$(72,883)	$10	$10	$10	N/A
Shares:
Sold	1,248	803	1,109		2,959	1	1	1	N/A
Reinvested	34	19	23		1,852	–	–	–	N/A
Redeemed	(440)	(290)	(543)		(9,322)	–	–	–	N/A
Net Increase (Decrease)	842	532	589		(4,511)	1	1	1	N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	–	$–	$(68	) $	(6,727)	$–	$–	$–	$–
From net realized gain on
investments	(212)	(143)	(114)		(8,017)	–	–	–	–
Total Dividends and Distributions $	(212)	$(143)	$(182	) $	(14,744)	$–	$–	$–	$–
Year Ended August 31, 2016(b)
From net investment income $	(11)	$–	$(59	) $	(5,231)	$–	$–	$–	N/A
From net realized gain on
investments	(518)	(288)	(305)		(23,698)	–	–	–	N/A
Total Dividends and Distributions $	(529)	$(288)	$(364	) $	(28,929)	$–	$–	$–	N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.
(b)	Period from March 29, 2016, date operations commenced, through August 31, 2016 for R-3, R-4 and R-5 shares.

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Diversified Real Asset Fund(a)

											Period Ended		Year Ended
											February 28, 2017		August 31, 2016
Operations
Net investment income (loss)												$30,844	$72,020
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												36,110	(351,578)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												68,381	246,705
			Net Increase (Decrease) in Net Assets Resulting from Operations									135,335	(32,853)

Dividends and Distributions to Shareholders
From net investment income												(96,628)	(36,288)
								Total Dividends and Distributions				(96,628)	(36,288)

Capital Share Transactions
Net increase (decrease) in capital share transactions												353,905	91,017
							Total Increase (Decrease) in Net Assets					392,612	21,876

Net Assets
Beginning of period												3,716,188	3,694,312
End of period (including undistributed net investment income as set forth below)												$4,108,800	$3,716,188
Undistributed (overdistributed) net investment income (loss)												$27,427	$93,211
	Class A		Class C		Class P		Institutional	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$51,997		$1,734		$52,248		$ 773,018	$10	$–	$–	$4,142
Reinvested	4,231		310		2,521		85,946	–	–	–	714
Redeemed	(157,439)		(5,931)		(38,260)		(415,145)	–	–	–	(6,191)
Net Increase (Decrease)	$(101,211	) $	(3,887	) $	16,509		$443,819	$10	$–	$–	$(1,335)
Shares:
Sold	4,735		161		4,751		70,137	1	–	–	378
Reinvested	394		29		235		7,995	–	–	–	66
Redeemed	(14,175)		(551)		(3,462)		(37,724)	–	–	–	(561)
Net Increase (Decrease)	(9,046)		(361)		1,524		40,408	1	–	–	(117)
Year Ended August 31, 2016(b)
Dollars:
Sold	$165,599		$3,159		$ 110,867		$ 1,235,726	$10	$10	$10	$53,784
Reinvested	451		–		2,773		31,461	–	–	–	18
Redeemed	(60,549)		(16,070)		(342,462)		(1,067,664)	–	–	–	(26,106)
Net Increase (Decrease)	$105,501		$ (12,911)		$ (228,822)		$199,523	$10	$10	$10	$27,696
Shares:
Sold	14,973		305		10,380		116,270	1	1	1	4,976
Reinvested	43		–		266		3,011	–	–	–	2
Redeemed	(5,733)		(1,547)		(32,473)		(101,291)	–	–	–	(2,379)
Net Increase (Decrease)	9,283		(1,242)		(21,827)		17,990	1	1	1	2,599

Distributions:
Period Ended February 28, 2017
From net investment income $	(4,313	) $	(369	) $	(3,760	) $	(87,472)	$–	$–	$–	$(714)
From net realized gain on
investments	–		–		–		–	–	–	–	–
Total Dividends and Distributions $	(4,313	) $	(369	) $	(3,760	) $	(87,472)	$–	$–	$–	$(714)
Year Ended August 31, 2016(b)
From net investment income $	(471	) $	– $		(2,999	) $	(32,800)	$–	$–	$–	$(18)
From net realized gain on
investments	–		–		–		–	–	–	–	–
Total Dividends and Distributions $	(471	) $	– $		(2,999	) $	(32,800)	$–	$–	$–	$(18)

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Period from March 29, 2016, date operations commenced, through August 31, 2016 for R-3, R-4 and R-5 shares.

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Dynamic High Yield Explorer Fund

				Period Ended	Year Ended
				February 28, 2017	August 31, 2016
Operations
Net investment income (loss)				$356	$696
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				27	(906)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				333	582
			Net Increase (Decrease) in Net Assets Resulting from Operations	716	372

Dividends and Distributions to Shareholders
From net investment income				(347)	(751)
			Total Dividends and Distributions	(347)	(751)

Capital Share Transactions
Net increase (decrease) in capital share transactions				190	(277)
			Total Increase (Decrease) in Net Assets	559	(656)

Net Assets
Beginning of period				14,166	14,822
End of period (including undistributed net investment income as set forth below)				$14,725	$14,166
Undistributed (overdistributed) net investment income (loss)				$(1)	$(10)
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$219		$28
Reinvested	12		1
Redeemed	(63)		(7)
Net Increase (Decrease)	$168		$22
Shares:
Sold	24		3
Reinvested	1		–
Redeemed	(7)		(1)
Net Increase (Decrease)	18		2
Year Ended August 31, 2016
Dollars:
Sold	$118		$15
Reinvested	18		1
Redeemed	(422)		(7)
Net Increase (Decrease)	$(286	) $	9
Shares:
Sold	13		2
Reinvested	2		–
Redeemed	(45)		(1)
Net Increase (Decrease)	(30)		1

Distributions:
Period Ended February 28, 2017
From net investment income$	(177	) $	(170)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(177	) $	(170)
Year Ended August 31, 2016
From net investment income$	(380	) $	(371)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(380	) $	(371)

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Multi-Strategy Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$11,112	$12,320
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								34,249	(2,516)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								30,088	36,234
			Net Increase (Decrease) in Net Assets Resulting from Operations					75,449	46,038

Dividends and Distributions to Shareholders
From net investment income								(3,555)	(24,184)
From net realized gain on investments								–	(64,579)
							Total Dividends and Distributions	(3,555)	(88,763)

Capital Share Transactions
Net increase (decrease) in capital share transactions								68,480	(408,924)
							Total Increase (Decrease) in Net Assets	140,374	(451,649)

Net Assets
Beginning of period								2,754,028	3,205,677
End of period (including undistributed net investment income as set forth below)								$2,894,402	$2,754,028
Undistributed (overdistributed) net investment income (loss)								$4,934	$(2,623)
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$21,870		$4,054		$63,622		$ 327,163
Reinvested	–		–		70		2,864
Redeemed	(54,871)		(9,126)		(47,515)		(239,651)
Net Increase (Decrease)	$(33,001	) $	(5,072	) $	16,177		$90,376
Shares:
Sold	2,021		383		5,820		29,890
Reinvested	–		–		6		262
Redeemed	(5,043)		(861)		(4,369)		(21,927)
Net Increase (Decrease)	(3,022)		(478)		1,457		8,225
Year Ended August 31, 2016
Dollars:
Sold	$71,294		$16,274		$ 168,441		$722,819
Reinvested	4,173		1,208		6,741		63,629
Redeemed	(111,180)		(20,162)		(166,821)		(1,165,340)
Net Increase (Decrease)	$(35,713	) $	(2,680	) $	8,361		$ (378,892)
Shares:
Sold	6,722		1,550		15,780		67,670
Reinvested	395		116		635		5,972
Redeemed	(10,450)		(1,934)		(15,732)		(108,839)
Net Increase (Decrease)	(3,333)		(268)		683		(35,197)

Distributions:
Period Ended February 28, 2017
From net investment income $	– $		– $		(93	) $	(3,462)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	– $		– $		(93	) $	(3,462)
Year Ended August 31, 2016
From net investment income $	(889	) $	– $		(2,416	) $	(20,879)
From net realized gain on
investments	(3,482)		(1,372)		(6,513)		(53,212)
Total Dividends and Distributions $	(4,371	) $	(1,372	) $	(8,929	) $	(74,091)

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

						Global Opportunities
Amounts in thousands						Equity Hedged Fund

						Period Ended	Period Ended
						February 28, 2017	August 31, 2016(a)
Operations
Net investment income (loss)						$18	$67
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(493)	(685)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						529	(27)
			Net Increase (Decrease) in Net Assets Resulting from Operations			54	(645)

Dividends and Distributions to Shareholders
From net investment income						(80)	(10)
					Total Dividends and Distributions	(80)	(10)

Capital Share Transactions
Net increase (decrease) in capital share transactions						103	7,571
					Total Increase (Decrease) in Net Assets	77	6,916

Net Assets
Beginning of period						6,916	–
End of period (including undistributed net investment income as set forth below)						$6,993	$6,916
Undistributed (overdistributed) net investment income (loss)						$(13)	$49
	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$107	$	– $		–
Reinvested	2		–		–
Redeemed	(6)		–		–
Net Increase (Decrease)	$103	$	– $		–
Shares:
Sold	12		–		–
Redeemed	(1)		–		–
Net Increase (Decrease)	11		–		–

Period Ended August 31, 2016(a)
Dollars:
Sold	$2,622		$2,500		$2,500
Redeemed	(51)		–		–
Net Increase (Decrease)	$2,571		$2,500		$2,500
Shares:
Sold	262		250		250
Redeemed	(5)		–		–
Net Increase (Decrease)	257		250		250

Distributions:
Period Ended February 28, 2017
From net investment income $	(28	) $	(26	) $	(26)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(28	) $	(26	) $	(26)

Period Ended August 31, 2016(a)
From net investment income $	(4	) $	(3	) $	(3)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(4	) $	(3	) $	(3)

(a)	Period from September 22, 2015, date operations commenced, through August 31, 2016.

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Opportunities Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$7,021	$19,485
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(1,596)	(15,503)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								58,569	36,978
			Net Increase (Decrease) in Net Assets Resulting from Operations					63,994	40,960

Dividends and Distributions to Shareholders
From net investment income								(22,466)	(17,170)
From net realized gain on investments								–	(11,153)
							Total Dividends and Distributions	(22,466)	(28,323)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(70,556)	52,905
							Total Increase (Decrease) in Net Assets	(29,028)	65,542

Net Assets
Beginning of period								1,327,599	1,262,057
End of period (including undistributed net investment income as set forth below)								$1,298,571	$1,327,599
Undistributed (overdistributed) net investment income (loss)								$3,337	$18,782
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$583		$327		$32		$34,269
Reinvested	48		3		1		22,413
Redeemed	(1,130)		(403)		(126)		(126,573)
Net Increase (Decrease)	$(499	) $	(73	) $	(93	) $	(69,891)
Shares:
Sold	52		29		3		2,966
Reinvested	4		–		–		1,968
Redeemed	(99)		(36)		(11)		(10,982)
Net Increase (Decrease)	(43)		(7)		(8)		(6,048)
Year Ended August 31, 2016
Dollars:
Sold	$1,942		$645		$237		$ 293,433
Reinvested	70		17		11		28,218
Redeemed	(1,179)		(614)		(879)		(268,996)
Net Increase (Decrease)	$833		$48		$(631	) $	52,655
Shares:
Sold	172		57		21		26,081
Reinvested	6		1		1		2,433
Redeemed	(104)		(55)		(78)		(23,864)
Net Increase (Decrease)	74		3		(56)		4,650

Distributions:
Period Ended February 28, 2017
From net investment income $	(49	) $	(3	) $	(1	) $	(22,413)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(49	) $	(3	) $	(1	) $	(22,413)
Year Ended August 31, 2016
From net investment income $	(35	) $	(2	) $	(7	) $	(17,126)
From net realized gain on
investments	(38)		(16)		(5)		(11,094)
Total Dividends and Distributions $	(73	) $	(18	) $	(12	) $	(28,220)

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						International Small Company Fund

						Period Ended	Year Ended
						February 28, 2017	August 31, 2016
Operations
Net investment income (loss)						$1,262	$410
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						1,124	(2,618)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						30,710	2,898
			Net Increase (Decrease) in Net Assets Resulting from Operations			33,096	690

Dividends and Distributions to Shareholders
From net investment income						(1,380)	(181)
					Total Dividends and Distributions	(1,380)	(181)

Capital Share Transactions
Net increase (decrease) in capital share transactions						429,613	157,298
					Total Increase (Decrease) in Net Assets	461,329	157,807

Net Assets
Beginning of period						170,969	13,162
End of period (including undistributed net investment income as set forth below)						$632,298	$170,969
Undistributed (overdistributed) net investment income (loss)						$288	$406

	Class A		Class P	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$463	$	– $	444,217	$10
Reinvested	2		–	1,378	–
Redeemed	(844)		–	(15,613)	–
Net Increase (Decrease)	$(379	) $	– $	429,982	$10
Shares:
Sold	47		–	44,808	1
Reinvested	–		–	142	–
Redeemed	(85)		–	(1,554)	–
Net Increase (Decrease)	(38)		–	43,396	1
Year Ended August 31, 2016
Dollars:
Sold	$1,165	$	– $	167,975	N/A
Reinvested	26		–	64	N/A
Redeemed	(4,764)		(4,232)	(2,936)	N/A
Net Increase (Decrease)	$(3,573	) $	(4,232)	$ 165,103	N/A
Shares:
Sold	123		–	17,079	N/A
Reinvested	3		–	7	N/A
Redeemed	(489)		(432)	(329)	N/A
Net Increase (Decrease)	(363)		(432)	16,757	N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	(2	) $	–	$(1,378)	$–
From net realized gain on
investments	–		–	–	–
Total Dividends and Distributions $	(2	) $	–	$(1,378)	$–
Year Ended August 31, 2016
From net investment income $	(74	) $	(43)	$(64)	N/A
From net realized gain on
investments	–		–	–	N/A
Total Dividends and Distributions $	(74	) $	(43)	$(64)	N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

					Multi-Manager
Amounts in thousands					Equity Long/Short Fund

					Period Ended	Period Ended
					February 28, 2017	August 31, 2016(a)
Operations
Net investment income (loss)					$(1,772)	$(884)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					1,411	(2,195)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					14,173	4,899
		Net Increase (Decrease) in Net Assets Resulting from Operations			13,812	1,820

Dividends and Distributions to Shareholders
From net investment income					(1,487)	–
From net realized gain on investments					(910)	–
				Total Dividends and Distributions	(2,397)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions					(13,406)	324,242
				Total Increase (Decrease) in Net Assets	(1,991)	326,062

Net Assets
Beginning of period					326,062	–
End of period (including undistributed net investment income as set forth below)					$324,071	$326,062
Undistributed (overdistributed) net investment income (loss)					$(2,378)	$881
	Class A	Class P	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$54	$–	$50	$6,971
Reinvested	1	–	–	2,396
Redeemed	–	–	(20)	(22,858)
Net Increase (Decrease)	$55	$–	$30	$(13,491)
Shares:
Sold	5	–	5	687
Reinvested	–	–	–	236
Redeemed	–	–	(2)	(2,232)
Net Increase (Decrease)	5	–	3	(1,309)

Period Ended August 31, 2016(a)
Dollars:
Sold	$55	$10	$10	$324,461
Redeemed	–	–	–	(294)
Net Increase (Decrease)	$55	$10	$10	$324,167
Shares:
Sold	6	1	1	32,648
Redeemed	–	–	–	(29)
Net Increase (Decrease)	6	1	1	32,619

Distributions:
Period Ended February 28, 2017
From net investment income $	(1)	$–	$–	$(1,486)
From net realized gain on
investments	–	–	–	(910)
Total Dividends and Distributions $	(1)	$–	$–	$(2,396)

Period Ended August 31, 2016(a)
From net investment income $	–	$–	$–	$–
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–

(a)	Period from March 31, 2016, date operations commenced, through August 31, 2016.

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Opportunistic Municipal Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$2,437	$3,418
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(1,359)	111
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(9,631)	7,099
			Net Increase (Decrease) in Net Assets Resulting from Operations					(8,553)	10,628

Dividends and Distributions to Shareholders
From net investment income								(2,305)	(3,302)
							Total Dividends and Distributions	(2,305)	(3,302)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(15,972)	84,228
							Total Increase (Decrease) in Net Assets	(26,830)	91,554

Net Assets
Beginning of period								140,304	48,750
End of period (including undistributed net investment income as set forth below)								$113,474	$140,304
Undistributed (overdistributed) net investment income (loss)								$338	$206
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$10,803		$1,464		$17,297		$242
Reinvested	688		118		1,249		39
Redeemed	(17,129)		(1,204)		(26,798)		(2,741)
Net Increase (Decrease)	$(5,638	) $	378		$(8,252	) $	(2,460)
Shares:
Sold	1,027		139		1,655		23
Reinvested	66		12		121		4
Redeemed	(1,672)		(117)		(2,610)		(272)
Net Increase (Decrease)	(579)		34		(834)		(245)
Year Ended August 31, 2016
Dollars:
Sold	$34,745		$6,664		$60,056		$3,504
Reinvested	952		145		1,663		35
Redeemed	(11,821)		(1,261)		(10,429)		(25)
Net Increase (Decrease)	$23,876		$5,548		$51,290		$3,514
Shares:
Sold	3,260		629		5,653		325
Reinvested	89		13		155		3
Redeemed	(1,100)		(118)		(973)		(2)
Net Increase (Decrease)	2,249		524		4,835		326

Distributions:
Period Ended February 28, 2017
From net investment income $	(789	) $	(221	) $	(1,250	) $	(45)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(789	) $	(221	) $	(1,250	) $	(45)
Year Ended August 31, 2016
From net investment income $	(1,245	) $	(358	) $	(1,664	) $	(35)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(1,245	) $	(358	) $	(1,664	) $	(35)

See accompanying notes.

20

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Origin Emerging Markets Fund

							Period Ended	Year Ended
							February 28, 2017	August 31, 2016
Operations
Net investment income (loss)							$(1,421)	$6,692
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(8,148)	(132,606)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							17,933	178,404
			Net Increase (Decrease) in Net Assets Resulting from Operations				8,364	52,490

Dividends and Distributions to Shareholders
From net investment income							(5,516)	(7,563)
						Total Dividends and Distributions	(5,516)	(7,563)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(139,954)	(82,612)
						Total Increase (Decrease) in Net Assets	(137,106)	(37,685)

Net Assets
Beginning of period							778,645	816,330
End of period (including undistributed net investment income as set forth below)							$641,539	$778,645
Undistributed (overdistributed) net investment income (loss)							$(1,588)	$5,349
	Class A	Class P		Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$83		$–	$33,822		$–
Reinvested	1		–	5,514		–
Redeemed	(26)		–	(179,348)		–
Net Increase (Decrease)	$58		$–	$(140,012	) $	–
Shares:
Sold	10		–	3,848		–
Reinvested	–		–	677		–
Redeemed	(3)		–	(20,940)		–
Net Increase (Decrease)	7		–	(16,415)		–
Year Ended August 31, 2016(a)
Dollars:
Sold	$270		$10	$209,412		$–
Reinvested	2		–	7,559		–
Redeemed	(102)		–	(299,763)		–
Net Increase (Decrease)	$170		$10	$(82,792	) $	–
Shares:
Sold	32		1	26,073		–
Reinvested	–		–	914		–
Redeemed	(13)		–	(37,173)		–
Net Increase (Decrease)	19		1	(10,186)		–

Distributions:
Period Ended February 28, 2017
From net investment income $	(1	) $	–	$(5,514	) $	(1)
From net realized gain on
investments	–		–	–		–
Total Dividends and Distributions $	(1	) $	–	$(5,514	) $	(1)
Year Ended August 31, 2016(a)
From net investment income $	(3	) $	–	$(7,559	) $	(1)
From net realized gain on
investments	–		–	–		–
Total Dividends and Distributions $	(3	) $	–	$(7,559	) $	(1)

(a)	Period from March 29, 2016, date operations commenced, through August 31, 2016 for Class P shares.

See accompanying notes.

21

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Preferred Securities Fund

	Period Ended	Year Ended
	February 28, 2017	August 31, 2016
Operations
Net investment income (loss)	$140,965	$255,205
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	24,407	53,012
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(67,226)	51,582
Net Increase (Decrease) in Net Assets Resulting from Operations	98,146	359,799

Dividends and Distributions to Shareholders
From net investment income	(130,489)	(246,710)
From net realized gain on investments	(49,533)	(42,753)
Total Dividends and Distributions	(180,022)	(289,463)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(241,118)	939,469
Total Increase (Decrease) in Net Assets	(322,994)	1,009,805

Net Assets
Beginning of period	5,827,670	4,817,865
End of period (including undistributed net investment income as set forth below)	$5,504,676	$5,827,670
Undistributed (overdistributed) net investment income (loss)	$34,376	$23,900

	Class A	Class C	Class J	Class P	Institutional		R-1	R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$129,666	$39,032	$4,088	$ 399,723	$394,187		$252	$321		$685		$2,028		$622		$10
Reinvested	22,096	16,329	1,563	32,040	49,448		48	29		99		60		118		–
Redeemed	(307,730)	(118,442)	(6,346)	(401,810)	(496,500)		(237)	(132)		(1,042)		(130)		(1,193)		–
Net Increase (Decrease)	$(155,968)	$ (63,081) $	(695)	$ 29,953	$(52,865	) $	63	$218		$(258	) $	1,958		$(453	) $	10
Shares:
Sold	12,709	3,835	412	39,605	39,017		26	32		67		204		62		1
Reinvested	2,190	1,621	159	3,198	4,930		5	3		10		6		12		–
Redeemed	(30,283)	(11,688)	(642)	(39,904)	(49,378)		(24)	(13)		(104)		(13)		(119)		–
Net Increase (Decrease)	(15,384)	(6,232)	(71)	2,899	(5,431)		7	22		(27)		197		(45)		1
Year Ended August 31, 2016
Dollars:
Sold	$475,347	$ 173,695	$14,119	$ 821,293	$1,295,888		$669	$473		$926		$1,765		$1,163		N/A
Reinvested	37,931	26,703	2,686	48,835	67,652		81	75		196		76		220		N/A
Redeemed	(354,083)	(124,635)	(10,649)	(662,446)	(872,625)		(535)	(890)		(1,597)		(1,986)		(878)		N/A
Net Increase (Decrease)	$159,195	$75,763	$6,156	$ 207,682	$490,915		$215	$(342	) $	(475	) $	(145	) $	505		N/A
Shares:
Sold	46,776	17,121	1,417	81,437	128,129		67	47		92		175		115		N/A
Reinvested	3,737	2,634	271	4,843	6,701		8	8		20		8		22		N/A
Redeemed	(34,858)	(12,283)	(1,075)	(65,989)	(86,387)		(53)	(88)		(159)		(199)		(87)		N/A
Net Increase (Decrease)	15,655	7,472	613	20,291	48,443		22	(33)		(47)		(16)		50		N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income	$ (18,532)	$ (15,568) $	(1,142)	$ (37,347) $	(57,635)		$(33)	$(27)		$(71	) $	(47	) $	(87)		$–
From net realized gain on
investments	(7,274)	(7,181)	(435)	(13,549)	(20,994)		(16)	(11)		(29)		(13)		(31)		–
Total Dividends and Distributions	$ (25,806)	$ (22,749) $	(1,577)	$ (50,896)	$(78,629)		$(49)	$(38)		$(100	) $	(60	) $	(118)		$–
Year Ended August 31, 2016
From net investment income	$ (37,554)	$ (31,583) $	(2,287)	$ (67,845)	$ (106,888) $		(69)	$(69)		$(164	) $	(65	) $	(186)		N/A
From net realized gain on
investments	(6,571)	(6,863)	(421)	(11,569)	(17,224)		(14)	(13)		(33)		(11)		(34)		N/A
Total Dividends and Distributions	$ (44,125)	$ (38,446) $	(2,708)	$ (79,414)	$ (124,112) $		(83)	$(82)		$(197	) $	(76	) $	(220)		N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

22

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in dollars			Real Estate Allocation Fund

			Period Ended	Year Ended
			February 28, 2017	August 31, 2016
Operations
Net investment income (loss)			$22,004	$12,735
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(139)	4,544
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(45,357)	46,748
		Net Increase (Decrease) in Net Assets Resulting from Operations	(23,492)	64,027

Dividends and Distributions to Shareholders
From net investment income			(21,148)	(12,382)
From net realized gain on investments			(5,295)	(56)
		Total Dividends and Distributions	(26,443)	(12,438)

Capital Share Transactions
Net increase (decrease) in capital share transactions			482,973	546,289
		Total Increase (Decrease) in Net Assets	433,038	597,878

Net Assets
Beginning of period			918,262	320,384
End of period (including undistributed net investment income as set forth below)			$1,351,300	$918,262
Undistributed (overdistributed) net investment income (loss)			$2,598	$1,742
	Class A	Institutional
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$519,453	$73,335
Reinvested	21,033	5,410
Redeemed	(127,580)	(8,678)
Net Increase (Decrease)	$412,906	$70,067
Shares:
Sold	52,336	7,492
Reinvested	2,159	554
Redeemed	(12,778)	(890)
Net Increase (Decrease)	41,717	7,156
Year Ended August 31, 2016
Dollars:
Sold	$429,545	$186,306
Reinvested	11,434	1,004
Redeemed	(64,022)	(17,978)
Net Increase (Decrease)	$376,957	$169,332
Shares:
Sold	43,511	18,712
Reinvested	1,161	99
Redeemed	(6,450)	(1,747)
Net Increase (Decrease)	38,222	17,064

Distributions:
Period Ended February 28, 2017
From net investment income$	(16,846) $	(4,302)
From net realized gain on
investments	(4,187)	(1,108)
Total Dividends and Distributions$	(21,033) $	(5,410)
Year Ended August 31, 2016
From net investment income$	(11,379) $	(1,003)
From net realized gain on
investments	(55)	(1)
Total Dividends and Distributions$	(11,434) $	(1,004)

See accompanying notes.

23

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Debt Income Fund

								Period Ended	Year Ended
								February 28, 2017	August 31, 2016
Operations
Net investment income (loss)								$2,728	$2,396
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(352)	4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(4,713)	2,979
			Net Increase (Decrease) in Net Assets Resulting from Operations					(2,337)	5,379

Dividends and Distributions to Shareholders
From net investment income								(2,665)	(2,379)
From net realized gain on investments								(5)	–
							Total Dividends and Distributions	(2,670)	(2,379)

Capital Share Transactions
Net increase (decrease) in capital share transactions								22,568	107,225
							Total Increase (Decrease) in Net Assets	17,561	110,225

Net Assets
Beginning of period								154,783	44,558
End of period (including undistributed net investment income as set forth below)								$172,344	$154,783
Undistributed (overdistributed) net investment income (loss)								$96	$33
	Class A		Class P		Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$325		$35		$24,924		$10
Reinvested	12		2		2,656		–
Redeemed	(266)		(54)		(5,076)		–
Net Increase (Decrease)	$71		$(17	) $	22,504		$10
Shares:
Sold	34		4		2,605		1
Reinvested	1		–		277		–
Redeemed	(27)		(6)		(529)		–
Net Increase (Decrease)	8		(2)		2,353		1
Year Ended August 31, 2016
Dollars:
Sold	$907		$484		$ 149,596		N/A
Reinvested	11		7		1,324		N/A
Redeemed	(21,924)		(469)		(22,711)		N/A
Net Increase (Decrease)	$(21,006	) $	22		$128,209		N/A
Shares:
Sold	94		50		15,509		N/A
Reinvested	1		1		135		N/A
Redeemed	(2,275)		(49)		(2,354)		N/A
Net Increase (Decrease)	(2,180)		2		13,290		N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	(12	) $	(2	) $	(2,651	) $	–
From net realized gain on
investments	–		–		(5)		–
Total Dividends and Distributions $	(12	) $	(2	) $	(2,656	) $	–
Year Ended August 31, 2016
From net investment income $	(509	) $	(7	) $	(1,863)		N/A
From net realized gain on
investments	–		–		–		N/A
Total Dividends and Distributions $	(509	) $	(7	) $	(1,863)		N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

24

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Small-MidCap Dividend Income Fund

	Period Ended	Year Ended
	February 28, 2017	August 31, 2016
Operations
Net investment income (loss)	$31,789	$50,353
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	85,491	(30,785)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	246,890	368,558
Net Increase (Decrease) in Net Assets Resulting from Operations	364,170	388,126

Dividends and Distributions to Shareholders
From net investment income	(53,544)	(44,005)
From net realized gain on investments	–	(33,793)
Total Dividends and Distributions	(53,544)	(77,798)

Capital Share Transactions
Net increase (decrease) in capital share transactions	481,813	261,732
Total Increase (Decrease) in Net Assets	792,439	572,060

Net Assets
Beginning of period	2,291,200	1,719,140
End of period (including undistributed net investment income as set forth below)	$3,083,639	$2,291,200
Undistributed (overdistributed) net investment income (loss)	$22,831	$44,586

	Class A	Class C	Class P	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2017(a)
Dollars:
Sold	$97,334	$27,232	$ 382,724	$353,876	$10
Reinvested	4,376	2,497	16,979	27,514	–
Redeemed	(70,364)	(19,494)	(120,263)	(220,608)	–
Net Increase (Decrease)	$31,346	$10,235	$ 279,440	$160,782	$10
Shares:
Sold	6,282	1,788	23,887	23,375	1
Reinvested	277	159	1,064	1,743	–
Redeemed	(4,404)	(1,256)	(7,557)	(13,959)	–
Net Increase (Decrease)	2,155	691	17,394	11,159	1
Year Ended August 31, 2016
Dollars:
Sold	$73,239	$38,847	$ 304,443	$243,297	N/A
Reinvested	6,089	4,141	23,657	40,737	N/A
Redeemed	(67,249)	(33,902)	(218,874)	(152,693)	N/A
Net Increase (Decrease)	$12,079	$9,086	$ 109,226	$131,341	N/A
Shares:
Sold	5,304	2,882	22,025	17,861	N/A
Reinvested	477	328	1,824	3,168	N/A
Redeemed	(5,097)	(2,631)	(16,658)	(11,405)	N/A
Net Increase (Decrease)	684	579	7,191	9,624	N/A

Distributions:
Period Ended February 28, 2017(a)
From net investment income $	(4,846)	$(2,787)	$ (18,233) $	(27,678)	$–
From net realized gain on
investments	–	–	–	–	–
Total Dividends and Distributions $	(4,846)	$(2,787)	$ (18,233) $	(27,678)	$–
Year Ended August 31, 2016
From net investment income $	(3,698)	$(2,062)	$ (14,473) $	(23,772)	N/A
From net realized gain on
investments	(3,134)	(2,665)	(10,927)	(17,067)	N/A
Total Dividends and Distributions $	(6,832)	$(4,727)	$ (25,400) $	(40,839)	N/A

(a)	Period from January 3, 2017, date operations commenced, through February 28, 2017 for R-6 shares.

See accompanying notes.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Allocation Fund, Real Estate Debt Income Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6. Information presented in these financial statements pertains to Class A, Class C, and Class P shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective September 22, 2015, the initial purchases of $2,500,000 of Class A shares, Class P shares and Institutional shares of Global Opportunities Equity Hedged Fund were made by Principal Financial Services, Inc.

Effective March 29, 2016, the initial purchases of $10,000 of R-3, R-4 and R-5 shares of Blue Chip Fund and Diversified Real Asset Fund were made by the Manager.

Effective March 29, 2016, the initial purchase of $10,000 of Class P shares of Origin Emerging Markets Fund was made by the Manager.

Effective March 31, 2016, the initial purchases of $10,000 of Class A, Class P, Institutional and R-6 shares of Multi-Manager Equity Long/Short Fund were made by the Manager.

Effective October 30, 2016, Credit Opportunities Explorer Fund liquidated its net assets and proceeds were sent to shareholders.

Effective January 3, 2017, the initial purchases of $10,000 of R-6 shares of Blue Chip Fund, International Small Company Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Real Estate Allocation Fund) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Global Opportunities				International		Multi-Manager Equity
Equity Hedged Fund		Global Opportunities Fund		Small Company Fund			Long/Short Fund
British Pound	9.0%	British Pound	9.2%	Japanese Yen	28.8%	Euro	7.7%
Euro	8.0	Euro	8.5	Euro	20.2
Japanese Yen	7.4	Japanese Yen	7.6	British Pound	18.7
				Canadian Dollar	10.5

Origin Emerging
Markets Fund
Hong Kong Dollar	36.5%
New Taiwan Dollar	10.5
South Korean Won	5.4

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that the Real Estate Allocation Fund bears directly, the Real Estate Allocation Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Expenses included in the statement of operations of Real Estate Allocation Fund reflect the expenses of Real Estate Allocation Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2017, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the, shorter of the fiscal years from 2013-2015 or commencement of the fund’s operations to 2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Basis for Consolidation. The Diversified Real Asset Fund (the “Consolidated Fund”) may invest up to 25% of its total assets in its wholly-owned subsidiary DRA Cayman Corporation (a “Cayman Subsidiary”) organized under the laws of the Cayman Islands. Diversified Real Asset Fund is the sole shareholder of the Cayman Subsidiary, and shares of the Cayman Subsidiary will not be sold or offered to other investors. To the extent that Diversified Real Asset Fund invests in its Cayman Subsidiary, it will be subject to the particular risks associated with the Cayman Subsidiary’s investments, which are discussed in the applicable Prospectus and SAI. The principal purpose of investing in the Cayman Subsidiary is to allow Diversified Real Asset Fund to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman Subsidiary. The consolidated financial statements include the accounts of Diversified Real Asset Fund and its Cayman Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2017, the net assets of the Cayman Subsidiary were $347,869,000 or 9.4% of the Consolidated Fund’s net assets.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The new rules and forms will be effective beginning in 2017. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, Origin Emerging Markets Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest income received is included in interest income on the statements of operations.

During the period ended February 28, 2017, funds borrowing from the Facility were as follows (amounts in thousands):

	Average	Weighted Average
	Outstanding Balance	Interest Rate
Blue Chip Fund	$1,279	1.09%
Global Opportunities Fund	962	1.04
International Small Company Fund	1.93
Opportunistic Municipal Fund	302	1.16
Origin Emerging Markets	739	1.17
Preferred Securities Fund	2,945	1.15

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. During the period ended February 28, 2017, Origin Emerging Markets Fund borrowed against the line of credit. The average outstanding balance for the liability during the period ended February 28, 2017 was $5,000 at a weighted average interest rate of 1.68%. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund, Global Multi-Strategy Fund and Multi-Manager Equity Long/Short Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of February 28, 2017, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Diversified Real Asset Fund
Financial Derivative Instruments: Over the Counter Summary

								Counterparty
	BOA	BARC	BNP	CITI	CA	DB	GS	HSBC	JPM	MB^^	MS	NBA	NT	SS	UBS	WP	Total
Assets*
Foreign Currency
Contracts	$2	$652	$53	$9	$—	$520	$—	$205	$4,839	$—	$9	$—	$6	$1	$8	$—	$6,304
Interest Rate Swaps	—	567	—	—	—	50	—	—	—	—	—	—	—	—	—	—	617
Purchased Interest
Rate Swaptions	—	49	—	—	—	403	—	—	—	—	—	—	—	—	—	—	452
Purchased Options	—	4	—	—	—	58	191	—	264	—	—	—	—	—	—	—	517
Total Return Swaps	—	—	—	—	—	—	—	—	—	147	—	—	—	—	—	—	147
Total OTC	$2	$1,272	$53	$9	$—	$1,031	$191	$205	$5,103	$147	$9	$—	$6	$1	$8	$—	$8,037

Liabilities*
Foreign Currency
Contracts	$—	$(1,081)	$—	$(36)	$(16)	$(446)	$—	$—	$($4,568)	$—	$(53)	$(17)	$—	$—	$(146)	$(3)	$(6,366)
Interest Rate Swaps	—	(176)	—	—	—	(50)	—	—	—	—	—	—	—	—	—	—	(226)
Written Interest
Rate Swaptions	—	(20)	—	—	—	(171)	—	—	—	—	—	—	—	—	—	—	(191)
Written Options	—	(31)	—	—	—	(4)	(137)	—	(89)	—	—	—	—	—	—	—	(261)
Total OTC	$—	$(1,308)	$—	$(36)	$(16)	$(671)	$(137)	$—	$($4,657)	$—	$(53)	$(17)	$—	$—	$(146)	$(3)	$(7,044)

Net Market Value
of OTC
Derivatives	$2	$(36)	$53	$(27)	$(16)	$360	$54	$205	$446	$147	$(44)	$(17)	$6	$1	$(138)	$(3)	$993
Collateral
(Received)/Pledged	—	36 **	—	—	—	(229)^	—	—	(446)^	—	—	—	—	—	—	—	$(639)^
Net Exposure	$2	$—	$53	$(27)	$(16)	$131	$54	$205	$—	$147	$(44)	$(17)	$6	$1	$(138)	$(3)	$354

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary

						Counterparty
	BOA	BARC	BNYM	CITI	CBA	CS	DB	GS		HSBC	JPM		ML	MS	Total
Assets*
Credit Default Swaps	$137	$2	$—	$2,278	$—	$—	$72	$952		$1,063	$52		$—	$—	$4,556
Equity Basket Swaps	24	—	—	—	—	—	1,828	—		—	—		—	14,604	16,456
Foreign Currency
Contracts	5,932	942	1,481	4,455	—	22	141	—		488	—		209	391	14,061
Interest Rate Swaps	59	24	—	—	—	—	79	—		—	23		—	—	185
Purchased Interest
Rate Swaptions	—	23	—	—	—	—	—	—		—	—		—	—	23
Purchased Options	—	453	—	—	—	—	—	—		—	—		—	102	555
Synthetic Futures	70	—	—	—	—	—	—	—		—	—		—	281	351
Total Return Swaps	—	—	—	529	—	—	—	—		—	—		—	57	586
Total OTC	$6,222	$1,444	$1,481	$7,262	$—	$22	$2,120	$952		$1,551	$75		$209	$15,435	$36,773

Liabilities*
Credit Default Swaps	$—	$(23)	$—	$(1,761)	$—	$—	$(84)	$(2,366)		$(947)	$—		$—	$(18)	$(5,199)
Equity Basket Swaps	—	—	—	—	—	—	(268)	—		—	—		—	(614)	(882)
Foreign Currency
Contracts	(6,967)	(1,086)	(280)	(4,130)	(10)	(5)	(2)	—		(607)	—		(47)	(412)	(13,546)
Interest Rate Swaps	(30)	—	—	—	—	—	(139)	—		—	—		(397)	—	(566)
Synthetic Futures	(534)	—	—	—	—	—	—	—		—	—		—	(79)	(613)
Total Return Swaps	—	—	—	—	—	—	—	—		—	—		—	(20)	(20)
Written Interest Rate
Swaptions	—	(21)	—	—	—	—	—	—		—	—		—	—	(21)
Written Options	—	(370)	—	—	—	—	—	—		—	—		—	—	(370)
Total OTC	$(7,531)	$(1,500)	$(280)	$(5,891)	$(10)	$(5)	$(493)	$(2,366)		$(1,554)	$—		$(444)	$(1,143)	$(21,217)

Net Market Value of
OTC Derivatives	$(1,309)	$(56)	$1,201	$1,371	$(10)	$17	$1,627	$(1,414)		$(3)	$75		$(235)	$14,292	$15,556
Collateral
(Received)/Pledged	—	56 **	—	(460)^	—	—	—	1,414	**	3 **	(75	)^	—	—	938 **
Net Exposure	$(1,309)	$—	$1,201	$911	$(10)	$17	$1,627	$—		$—	$—		$(235)	$14,292	$16,494

Fund: Multi-Manager Equity Long/Short Fund
Financial Derivative Instruments: Over the Counter Summary

Counterparty
Goldman Sachs
Assets*
Equity Basket Swaps	$137
Foreign Currency Contracts	566
Total OTC	$703

Liabilities*
Foreign Currency Contracts	$(108)
Total OTC	$(108)

Net Market Value of OTC Derivatives	$595
Collateral (Received)/Pledged	—
Net Exposure	$595

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

^^Represents derivatives owned by the Cayman Subsidiary.

Counterparty Abbreviations used:
BARC	Barclays Bank PLC	HSBC	HSBC Securities
BNP	BNP Paribas	JPM	JP Morgan Chase
BNYM	Bank of New York Mellon	MB	Macquarie Bank
BOA	Bank of America	ML	Merrill Lynch
CA	Commonwealth Associates	MS	Morgan Stanley
CBA	Commonwealth Bank of Australia	NBA	National Bank of Australia
CITI	Citigroup Inc	NT	Northern Trust
CS	Credit Suisse	SS	State Street
DB	Deutsche Bank AG	UBS	UBS AG
GS	Goldman Sachs	WP	Westpac

31

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		February 28, 2017 (unaudited)

3. Operating Policies (Continued)

			Total Borrowings and
	Repurchase Agreement	Payable for Reverse	Other Financing	Collateral
Counterparty	Proceeds to be Received	Repurchase Agreements	Transactions	(Received)/Pledged	Net Exposure
Merrill Lynch	$250,060	$(161,175)	$88,885	$(86,400)	$2,485

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and TBA securities. Certain funds may pledge cash to a broker for securities sold short and repurchase agreements.

For the period ended February 28, 2017, deposits with counterparty were as follows (amounts in thousands):

		FCM		MSFTA (Forward
		(Futures		Currency
	Repurchase	and Cleared		Contracts and	ISDA (OTC
	Agreements	Swaps)	Shorts	TBA Securities)	Derivatives)
Bond Market Index Fund	$—	$—	$—	$161	$—
Diversified Real Asset Fund	—	3,249	—	—	530
Global Multi-Strategy Fund	2,392	40,005	366,932	—	80,253
Global Opportunities Equity Hedged	—	15	—	—	—
International Equity Index Fund	—	357	—	—	—
Multi-Manager Equity Long/Short Fund	—	2,686	78,753	—	280
Origin Emerging Markets Fund	—	800	—	—	—

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The balance of the floating rate notes issued as of February 28, 2017 was $5,565,000. The average outstanding balance for the liability during the period ended February 28, 2017 was $4,411,000 at a weighted average interest rate of 1.05%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Real Estate Allocation Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Future contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Multi-Strategy Fund, Diversified Real Asset Fund, Multi-Manager Equity Long/Short Fund, and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 28, 2017, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	76,551,731	91,065	$1,672
Options written	276,303,822	71,950	3,440
Options expired	(46,336,103)	—	(412)
Options closed	(146,350,822)	(114,115)	(2,689)
Options exercised	(72,915,628)	—	(1,130)
Balance at end of period	87,253,000	48,900	$881

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	20,041,788	660,100	$5,941
Options written	86,900,369	556,500	9,244
Options expired	(6,822,445)	(660,100)	(898)
Options closed	(64,647,760)	—	(9,116)
Options exercised	(9,519,924)	—	(157)
Balance at end of period	25,952,028	556,500	$5,014

		Notional Amount
Multi-Manager Equity Long/Short Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	—	—	$—
Options written	3,743	—	171
Options expired	(3,743)	—	(171)
Options closed	—	—	—
Options exercised	—	—	—
Balance at end of period	—	—	$—

		Notional Amount
Preferred Securities Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	6,200	—	$4,386
Options written	136,300	—	63,252
Options expired	(71,450)	—	(35,194)
Options closed	(47,100)	—	(23,698)
Options exercised	(6,200)	—	(3,634)
Balance at end of period	17,750	—	$5,112

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The average amount of borrowings outstanding during the period ended February 28, 2017 was $219,546,348 at a weighted average interest rate of 0.51%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.

		Remaining	Payable for Reverse
Fund	Security Type	Contractual Tenor	Repurchase Agreement
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Overnight and Continuous	$156,772
Global Multi Strategy Fund	Foreign Corporate Bond	Greater than 90 Days	4,403
	Gross amount of recognized liabilities for reverse repurchase agreements		$161,175

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 28, 2017, the Funds had no unfunded loan commitments outstanding.

Short Sales. Global Multi-Strategy Fund and Multi-Manager Equity Long/Short Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund, Global Multi-Strategy Fund, and Multi-Manager Equity Long/Short Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2017 for which a Fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of February 28, 2017, counterparties had pledged collateral for swap agreements of $170,000 and $1,476,250 for the Diversified Real Asset Fund and Global Multi-Strategy Fund, respectively. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of Real Estate Allocation Fund, (singly, “a fund of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the fund of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Real Estate Allocation Fund, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account. Principal Real Estate Investors, LLC, (“Principal-REI”) is Sub-advisor to Real Estate Allocation Fund and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. PGI, Principal REI, and Edge also serve as Sub-Advisors to some or all of the underlying funds. The Manager, PGI, Principal-REI and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

As of February 28, 2017, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, PVC Multi-Asset Income Account, and Real Estate Allocation Fund owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	92.24%
Diversified Real Asset Fund	24.74
Global Multi-Strategy Fund	49.54
Global Opportunities Fund	98.80
International Small Company Fund	99.54
Multi-Manager Equity Long/Short Fund	45.83
Origin Emerging Markets Fund	73.91
Preferred Securities Fund	4.25
Real Estate Debt Income Fund	98.49
Small-MidCap Dividend Income Fund	22.45

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

39

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives February 28, 2017			Liability Derivatives February 28, 2017
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Commodity contracts	Receivables, Net Assets Consist of Net unrealized		$7,025*	Payables, Net Assets Consist of Net unrealized	$4,915	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$6,821	Payables	$6,627
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,882*	Payables, Net Assets Consist of Net unrealized	$1,648	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	15,728		$13,190
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$4,795*	Payables, Net Assets Consist of Net unrealized	$5,841	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 25,859*		Payables, Net Assets Consist of Net unrealized	$8,834	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$14,616		Payables	$13,916
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$4,603*	Payables, Net Assets Consist of Net unrealized	$4,407	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	49,873		$32,998
Global Opportunities Equity Hedged Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$128	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Multi-Manager Equity Long/Short Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$205*	Payables, Net Assets Consist of Net unrealized	$381	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$566	Payables	$108
		Total$	771		$489
Origin Emerging Markets Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$147*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Preferred Securities Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$6,490	Payables, Net Assets Consist of Net unrealized	$3,994
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures, and certain synthetic futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Diversified Real Asset Fund
Commodity contracts	Net realized gain (loss) from Futures	$19,234	$2,236
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$(1,808)	$1,196
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$2,478	$(399)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$19,904	$3,033
Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Swap	$(1,964)	$(1,256)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements

40

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)
			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Global Multi-Strategy Fund (Continued)
Equity contracts	Net realized gain (loss) from Investment	$(34,832)	$22,784
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$13,147	$(2,352)
	transactions, Foreign currency transactions,
	Futures contracts, Options and swaptions,
	and Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$5,087	$(884)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(18,562)	$18,292
Global Opportunities Equity Hedged Fund
Equity contracts	Net realized gain (loss) from Futures	$(487)	$193
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Multi-Manager Equity Long/Short Fund
Equity contracts	Net realized gain (loss) from Investment	$(2,872)	$329
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, and Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$2,318	$372
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(554)	$701
Origin Emerging Markets Fund
Equity contracts	Net realized gain (loss) from Futures	$(1,782)	$286
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Preferred Securities Fund
Interest rate contracts	Net realized gain (loss) from Investment	$(3,291)	$2,634
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The Preferred Securities Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

41

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

3. Operating Policies (Continued)

The following table includes a summary of the average quarterly outstanding volume by derivative instrument type for the period ended February 28, 2017:

		Average Notional ($)
		Or Number of
Contract Type	Derivative Type	Contracts

Diversified Real Asset Fund
Commodity Contracts	Futures - Long	357,908
	Futures - Short	33,046
	Total Return Swaps - Receive Floating Rate	75
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	511,416
	Foreign Currency Contracts - Contracts to Deliver	604,803
	Purchased Options	148,619,250
	Written Options	91,713,250
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating	18,868
	Exchange Cleared Interest Rate Swaps - Receive Floating	37,809
	Futures - Long	123,401
	Futures - Short	144,688
	Interest Rate Swaps - Pay Floating Rate	11,623
	Interest Rate Swaps - Receive Floating Rate	19,583
	Purchased Capped Options	16,410
	Purchased Interest Rate Swaptions	15,421
	Purchased Options	1,178
	Written Interest Rate Swaptions	84,069
	Written Options	1,371

Global Multi-Strategy Fund
Credit Contracts	Credit Default Swaps - Buy Protection	114,595
	Credit Default Swaps - Sell Protection	38,806
	Exchange Cleared Credit Default Swaps - Buy Protection	19,639
	Exchange Cleared Credit Default Swaps - Sell Protection	6,683
Equity Contracts	Futures - Long	224,004
	Futures - Short	238,885
	Purchased Options	5,821
	Synthetic Futures - Long	9,213
	Synthetic Futures - Short	14,225
	Total Return Equity Basket Swaps - Long	282,406
	Total Return Equity Basket Swaps - Short	283,904
	Total Return Swaps - Pay Floating Rate	4,320
	Total Return Swaps - Receive Floating Rate	95
	Written Options	2,683
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	885,123
	Foreign Currency Contracts - Contracts to Deliver	1,143,439
	Futures - Short	2,485
	Purchased Options	39,645,947
	Written Options	23,335,425
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating	138,186
	Exchange Cleared Interest Rate Swaps - Receive Floating	117,391
	Futures - Long	1,168,022
	Futures - Short	1,230,249
	Interest Rate Swaps - Pay Floating Rate	50,849
	Interest Rate Swaps - Receive Floating Rate	28,698
	Purchased Interest Rate Swaptions	47,738
	Purchased Options	19,274
	Synthetic Futures - Long	59,562
	Synthetic Futures - Short	39,916
	Total Return Swaps - Pay Floating Rate	89,311
	Written Interest Rate Swaptions	67,771
	Written Options	2,292

42

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	February 28, 2017 (unaudited)

3. Operating Policies (Continued)
		Average Notional ($)
		Or Number of
Contract Type	Derivative Type	Contracts

Global Opportunities Equity Hedged Fund
Equity Contracts	Futures - Short	5,249

Multi-Manager Equity Long/Short Fund
Equity Contracts	Futures - Short	30,075
	Purchased Options	1,656
	Total Return Equity Basket Swaps - Long	33,286
	Total Return Equity Basket Swaps - Short	773
	Written Options	2,517
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	11,730
	Foreign Currency Contracts - Contracts to Deliver	49,997

Origin Emerging Markets Fund
Equity Contracts	Futures - Long	21,332

Preferred Securities Fund
Interest Rate Contracts	Purchased Options	12,425
	Written Options	12,425

43

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

44

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 at February 28, 2017 due to lack of exchange traded valuation data:

Diversified Real Asset Fund	$7,498,853
Global Opportunities Equity Hedged Fund	42,172
Global Opportunities Fund	7,643,520
Origin Emerging Markets Fund	54,162,363
Preferred Securities Fund	101,374

In addition, the following amounts were transferred from Level 1 to Level 2 at February 28, 2017 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified Real Asset Fund	$33,292,870
Global Opportunities Equity Hedged Fund	36,296
Global Opportunities Fund	7,385,598
Origin Emerging Markets Fund	27,679,199

Below are transfers from Level 2 to Level 1 at February 28, 2017 due to the resumption of trading for previous thinly traded securities:

Preferred Securities Fund $ 10,998,161

The following is a summary of the inputs used as of February 28, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*		$1,633,718	$—	$—	$1,633,718
Investment Companies*		3,131	—	—	3,131
	Total investments in securities $	1,636,849	$—	$—	$1,636,849

Diversified Real Asset Fund
Bonds*		$—	$360,143	$—	$360,143
Commodity Indexed Structured Notes*		—	22,001	—	22,001
Common Stocks
Basic Materials		191,902	227,863	—	419,765
Communications		382	2,429	—	2,811
Consumer, Cyclical		34,659	10,745	—	45,404
Consumer, Non-cyclical		46,964	109,358	—	156,322
Diversified		—	9,867	—	9,867
Energy		492,078	27,053	—	519,131
Financial		333,129	195,261	—	528,390
Industrial		98,740	109,451	—	208,191
Utilities		130,296	118,102	—	248,398
Convertible Bonds*		—	253	—	253

45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Real Asset Fund (Continued)
Investment Companies*	$283,788	$—	$—	$283,788
Preferred Stocks
Utilities	—	1,980	—	1,980
Senior Floating Rate Interests*	—	782,586	—	782,586
U.S. Government & Government Agency Obligations*	—	584,491	—	584,491
Purchased Interest Rate Swaptions	—	452	—	452
Purchased Options	—	517	—	517
Total investments in securities $	1,611,938	$2,562,552	$—	$4,174,490
Assets
Commodity Contracts**
Futures	$6,878	$—	$—	$6,878
Total Return Swaps	—	147	—	147
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$6,304	$—	$6,304
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$381	$—	$381
Futures	432	—	—	432
Interest Rate Swaps	—	617	—	617
Liabilities
Commodity Contracts**
Futures	$(4,915)	$—	$—	$(4,915)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(6,366)	$—	$(6,366)
Written Options	—	(261)	—	(261)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(633)	$—	$(633)
Futures	(598)	—	—	(598)
Interest Rate Swaps	—	(226)	—	(226)
Interest Rate Swaptions	—	(191)	—	(191)

Dynamic High Yield Explorer Fund
Bonds*	$—	$3,887	$—	$3,887
Investment Companies*	1,263	—	—	1,263
Senior Floating Rate Interests*	—	10,291	—	10,291
Total investments in securities $	1,263	$14,178	$—	$15,441

Global Multi-Strategy Fund
Bonds*	$—	$751,948	$18,821	$770,769
Common Stocks
Basic Materials	64,233	33,508	—	97,741
Communications	83,984	14,650	—	98,634
Consumer, Cyclical	115,408	45,268	13	160,689
Consumer, Non-cyclical	152,769	48,987	—	201,756
Diversified	2,494	1,551	—	4,045
Energy	59,644	10,330	—	69,974
Financial	171,456	44,402	2,817	218,675
Industrial	88,326	34,049	—	122,375
Technology	103,639	8,724	—	112,363
Utilities	15,938	5,579	—	21,517
Convertible Bonds*	—	70,482	633	71,115
Convertible Preferred Stocks
Communications	3,446	—	278	3,724
Consumer, Cyclical	—	—	36	36
Consumer, Non-cyclical	7,480	113	—	7,593
Financial	2,893	2,311	—	5,204
Industrial	148	—	—	148
Technology	—	—	71	71
Utilities	782	716	—	1,498
Investment Companies*	479,570	176	—	479,746
Preferred Stocks
Communications	241	107	1,870	2,218
Consumer, Cyclical	—	1,121	—	1,121
Financial	—	—	786	786
Industrial	—	—	179	179
Technology	107	—	268	375
Repurchase Agreements*	—	253,426	—	253,426
Senior Floating Rate Interests*	—	174,332	—	174,332
U.S. Government & Government Agency Obligations*	—	251,174	—	251,174
Purchased Interest Rate Swaptions	—	23	—	23
Purchased Options	3,714	555	—	4,269
Total investments in securities $	1,356,272	$1,753,532	$25,772	$3,135,576

46

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
Level 2 - Other
Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Short Sales
Bonds	$—	$(34,984)	$—	$(34,984)
Common Stocks
Basic Materials	(6,274)	(1,755)	—	(8,029)
Communications	(31,263)	(5,328)	—	(36,591)
Consumer, Cyclical	(32,794)	(15,096)	—	(47,890)
Consumer, Non-cyclical	(37,912)	(17,671)	—	(55,583)
Diversified	—	(614)	—	(614)
Energy	(18,019)	(1,748)	—	(19,767)
Financial	(39,612)	(17,049)	—	(56,661)
Industrial	(23,124)	(17,777)	—	(40,901)
Technology	(37,965)	(186)	—	(38,151)
Utilities	(4,069)	(7,568)	—	(11,637)
Convertible Bonds	—	(675)	—	(675)
U.S. Government & Government Agency Obligations	—	(242,507)	—	(242,507)
Total Short Sales$	(231,032	) $	(362,958)	$—	$(593,990)
Assets
Credit Contracts**
Credit Default Swaps	$—	$4,556	$—	$4,556
Exchange Cleared Credit Default Swaps	—	239	—	239
Equity Contracts**
Futures	$6,008	$—	$—	$6,008
Synthetic Futures	—	322	—	322
Total Return Equity Basket Swaps	—	16,456	—	16,456
Total Return Swaps	—	57	—	57
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$14,061	$—	$14,061
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$1,219	$—	$1,219
Futures	1,920	—	—	1,920
Interest Rate Swaps	—	185	—	185
Synthetic Futures	—	29	—	29
Total Return Swaps	—	529	—	529
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(5,199)	$—	$(5,199)
Exchange Cleared Credit Default Swaps	—	(642)	—	(642)
Equity Contracts**
Futures	$(6,916)	$—	$—	$(6,916)
Options	(858)	—	—	(858)
Synthetic Futures	—	(158)	—	(158)
Total Return Equity Basket Swaps	—	(882)	—	(882)
Total Return Swaps	$—	$20	$—	$20
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(13,546)	$—	$(13,546)
Written Options	—	(370)	—	(370)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(817)	$—	$(817)
Futures	(1,825)	—	—	(1,825)
Interest Rate Swaps	—	(566)	—	(566)
Interest Rate Swaptions	—	(21)	—	(21)
Options	(723)	—	—	(723)
Synthetic Futures	—	(455)	—	(455)

Global Opportunities Equity Hedged Fund
Common Stocks
Basic Materials	$—	$99	$—	$99
Communications	597	127	—	724
Consumer, Cyclical	295	484	—	779
Consumer, Non-cyclical	982	484	—	1,466
Diversified	—	47	—	47
Energy	81	132	—	213
Financial	1,043	555	—	1,598
Industrial	506	366	—	872
Technology	470	218	—	688
Utilities	172	43	—	215
Investment Companies*	298	—	—	298
Total investments in securities $	4,444	$2,555	$—	$6,999
Liabilities
Equity Contracts**
Futures	$(128)	$—	$—	$(128)

47

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Opportunities Fund
Common Stocks
Basic Materials	$—	$18,412	$—	$18,412
Communications	113,932	24,467	—	138,399
Consumer, Cyclical	56,044	92,117	—	148,161
Consumer, Non-cyclical	184,410	95,429	—	279,839
Diversified	—	9,673	—	9,673
Energy	15,044	24,524	—	39,568
Financial	194,292	105,646	—	299,938
Industrial	93,995	69,335	—	163,330
Technology	88,287	41,747	—	130,034
Utilities	32,247	8,806	—	41,053
Investment Companies*	32,755	—	—	32,755
Total investments in securities $	811,006	$490,156	$—	$1,301,162

International Small Company Fund
Common Stocks
Basic Materials	$13,617	$38,363	$—	$51,980
Communications	9,181	26,035	—	35,216
Consumer, Cyclical	9,882	89,260	—	99,142
Consumer, Non-cyclical	—	95,844	—	95,844
Diversified	—	1,988	—	1,988
Energy	19,409	12,176	—	31,585
Financial	6,122	125,553	—	131,675
Industrial	10,059	108,320	—	118,379
Technology	10,415	26,670	—	37,085
Utilities	—	6,969	—	6,969
Investment Companies*	19,992	—	—	19,992
Preferred Stocks
Industrial	—	3,995	—	3,995
Total investments in securities $	98,677	$535,173	$—	$633,850

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials	$14,069	$8,582	$—	$22,651
Communications	27,044	2,757	—	29,801
Consumer, Cyclical	30,661	7,707	—	38,368
Consumer, Non-cyclical	48,686	5,886	—	54,572
Diversified	22	—	—	22
Energy	11,323	806	—	12,129
Financial	45,138	15,469	—	60,607
Industrial	27,967	12,593	—	40,560
Technology	43,073	1,397	—	44,470
Utilities	1,667	—	—	1,667
Investment Companies*	51,148	—	—	51,148
Purchased Options	34	—	—	34
Total investments in securities $	300,832	$55,197	$—	$356,029

Short Sales
Common Stocks
Basic Materials	$(2,027)	$—	$—	$(2,027)
Communications	(4,831)	—	—	(4,831)
Consumer, Cyclical	(12,008)	(1,696)	—	(13,704)
Consumer, Non-cyclical	(26,625)	—	—	(26,625)
Energy	(7,465)	—	—	(7,465)
Financial	(9,328)	—	—	(9,328)
Industrial	(10,088)	—	—	(10,088)
Technology	(11,551)	—	—	(11,551)
Utilities	(3,384)	—	—	(3,384)
Investment Companies	(21,162)	—	—	(21,162)
Total Short Sales $	(108,469)	$(1,696)	$—	$(110,165)
Assets
Equity Contracts**
Futures	$34	$—	$—	$34
Total Return Equity Basket Swaps	—	137	—	137
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$566	$—	$566
Liabilities
Equity Contracts**
Futures	$(381)	$—	$—	$(381)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(108)	$—	$(108)

48

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Opportunistic Municipal Fund
Bonds*		$—	$503	$—	$503
Investment Companies*		113	—	—	113
Municipal Bonds*		—	115,956	—	115,956
	Total investments in securities $	113	$116,459	$—	$116,572

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$—	$30,475	$—	$30,475
Communications		24,490	47,572	—	72,062
Consumer, Cyclical		—	47,113	—	47,113
Consumer, Non-cyclical		13,995	58,949	—	72,944
Diversified		—	14,642	—	14,642
Energy		—	39,449	—	39,449
Financial		—	128,306	—	128,306
Industrial		6,191	62,342	—	68,533
Technology		59,468	60,663	—	120,131
Utilities		—	17,509	—	17,509
Investment Companies*		15,106	—	—	15,106
	Total investments in securities $	119,250	$507,020	$—	$626,270
Assets
Equity Contracts**
Futures		$147	$—	$—	$147

Preferred Securities Fund
Bonds*		$—	$3,622,745	$—	$3,622,745
Convertible Preferred Stocks
Financial		74,703	—	—	74,703
Investment Companies*		165,113	—	—	165,113
Preferred Stocks
Communications		134,994	139,490	—	274,484
Consumer, Non-cyclical		—	25,980	—	25,980
Financial		936,708	134,943	—	1,071,651
Government		—	27,412	—	27,412
Industrial		39,810	—	—	39,810
Utilities		108,787	23,541	—	132,328
Purchased Options		6,490	—	—	6,490
	Total investments in securities $	1,466,605	$3,974,111	$—	$5,440,716
Liabilities
Interest Rate Contracts**
Options		$(3,994)	$—	$—	$(3,994)

Real Estate Allocation Fund
Investment Companies*		$1,345	$—	$—	$1,345
	Total investments in securities $	1,345	$—	$—	$1,345

Real Estate Debt Income Fund
Bonds*		$—	$169,478	$—	$169,478
Investment Companies*		2,049	—	—	2,049
	Total investments in securities $	2,049	$169,478	$—	$171,527

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials		$106,992	$—	$—	$106,992
Communications		98,604	—	—	98,604
Consumer, Cyclical		247,681	—	—	247,681
Consumer, Non-cyclical		325,468	—	—	325,468
Energy		222,116	—	—	222,116
Financial		1,156,946	9,688	—	1,166,634
Government		45,757	—	—	45,757
Industrial		450,722	—	—	450,722
Technology		146,835	—	—	146,835
Utilities		185,257	—	—	185,257
Investment Companies*		67,127	—	—	67,127
	Total investments in securities $	3,053,505	$9,688	$—	$3,063,193

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

49

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First $500	Next $500	Next $500	Over $1.5
	million	million	million	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Dynamic High Yield Explorer Fund	.65	.63	.61	.60
Global Opportunities Equity Hedged Fund	1.10	1.08	1.06	1.05
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Multi-Manager Equity Long/Short Fund	1.57	1.55	1.53	1.52
Opportunistic Municipal Fund	.50	.48	.46	.45
Origin Emerging Markets Fund	1.20	1.18	1.16	1.15
Real Estate Debt Income Fund	.55	.53	.51	.50

			Net Assets of Fund
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55	1.54	1.53
Preferred Securities Fund	.75	.73	.71	.70	.69	.68
Small-MidCap Dividend Income Fund	.80	.78	.76	.75	.74	.73

		All Net Assets
Real Estate Allocation Fund		.00%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from September 1, 2016 through February 28, 2017
	Class A		Class C		Institutional		R-6		Expiration
Blue Chip Fund	1.35%		2.10%		.75	%*	.75	%**	December 30, 2017
Diversified Real Asset Fund	1.25		2.00		.88		.88		December 30, 2017
Dynamic High Yield Explorer Fund	1.10		N/A		.75		N/A		December 30, 2017
Global Multi-Strategy Fund	2.00	*	2.75		1.65	*	N/A		December 30, 2017
Global Opportunities Equity Hedged Fund	1.55		N/A		1.25		N/A		December 30, 2017
Global Opportunities Fund	1.50		2.25		N/A		N/A		December 30, 2017
International Small Company Fund	1.60		N/A		1.20		1.20	**	December 30, 2017
Multi-Manager Equity Long/Short Fund	2.02		N/A		1.67		1.60		December 30, 2017
Opportunistic Municipal Fund	.90		1.65		.65		N/A		December 30, 2017
Origin Emerging Markets Fund	1.75		N/A		1.25		1.26		December 30, 2017
Preferrred Securities Fund	N/A		N/A		N/A		.85	**	December 30, 2017
Real Estate Allocation Fund	.50		N/A		.15		N/A		December 30, 2017
Real Estate Debt Income Fund	1.00		N/A		.70		.70	**	December 30, 2017
Small-MidCap Dividend Income Fund	N/A		2.15	*	.88		.88	**	December 30, 2017

*	Expired December 30, 2016.
**	Period from January 4, 2017 to February 28, 2017.

50

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

Expiration
Global Multi-Strategy Fund	.04	%*	December 30, 2018

* Period from December 31, 2016 to February 28, 2017.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to Class P shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2016 through February 28, 2017
	Class P	Expiration
Blue Chip Fund	.20%	December 30, 2017
Diversified Real Asset Fund	.20	December 30, 2017
Global Multi-Strategy Fund	.20	December 30, 2017
Global Opportunities Equity Hedged Fund	.20	December 30, 2017
Global Opportunities Fund	.20	December 30, 2017
International Small Company Fund	.20	December 30, 2017
Multi-Manager Equity Long/Short Fund	.20	December 30, 2017
Opportunistic Municipal Fund	.20	December 30, 2017
Origin Emerging Markets Fund	.20	December 30, 2017
Preferred Securities Fund	.20	December 30, 2016
Real Estate Debt Income Fund	.20	December 30, 2017
Small-MidCap Dividend Income Fund	.20	December 30, 2016

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

51

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Real Estate Debt Income Fund and 5.50% for Blue Chip Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Origin Emerging Markets Fund, Real Estate Allocation Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 28, 2017, were as follows (amounts in thousands):

	Class A	Class C
Blue Chip Fund	$78	$3
Diversified Real Asset Fund	11	–
Dynamic High Yield Explorer Fund	1	N/A
Global Multi-Strategy Fund	9	2
Global Opportunities Equity Hedged Fund	1	N/A
Global Opportunities Fund	5	–
International Small Company Fund	3	N/A
Multi-Manager Equity Long/Short Fund	–	N/A
Opportunistic Municipal Fund	5	–
Origin Emerging Markets Fund	1	N/A
Preferred Securities Fund	136	43
Real Estate Allocation Fund	4	N/A
Real Estate Debt Income Fund	2	N/A
Small-MidCap Dividend Income Fund	181	9

Affiliated Ownership. At February 28, 2017, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Class P	Institutional	R-3	R-4	R-5	R-6
Blue Chip Fund	–	–	–	786	1	1	1	1
Diversified Real Asset Fund	–	–	–	23,125	1	1	1	—
Dynamic High Yield Explorer Fund	750	N/A	N/A	750	N/A	N/A	N/A	N/A
Global Multi-Strategy Fund	–	–	–	16,602	N/A	N/A	N/A	N/A
Global Opportunities Equity Hedged Fund	250	N/A	250	250	N/A	N/A	N/A	N/A
Global Opportunities Fund	–	–	–	554	N/A	N/A	N/A	N/A
International Small Company Fund	–	N/A	16	43	N/A	N/A	N/A	1
Multi-Manager Equity Long/Short Fund	1	N/A	1	1	N/A	N/A	N/A	14,840
Opportunistic Municipal Fund	304	703	–	14	N/A	N/A	N/A	N/A
Origin Emerging Markets Fund	–	N/A	1	15,635	N/A	N/A	N/A	10
Preferred Securities Fund	–	–	–	9,099	–	–	–	1
Real Estate Debt Income Fund	–	N/A	1	45	N/A	N/A	N/A	1
Small-MidCap Dividend Income Fund	–	–	–	366	N/A	N/A	N/A	1

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $85,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2017.

52

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

6. Investment Transactions

For the period ended February 28, 2017, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$411,950	$225,015	$—	$—
Diversified Real Asset Fund	1,637,881	1,126,305	—	—
Dynamic High Yield Explorer Fund	6,596	6,525	—	—
Global Multi-Strategy Fund	2,811,290	2,702,863	433,224	383,165
Global Opportunities Equity Hedged Fund	4,183	4,533	—	—
Global Opportunities Fund	774,344	871,426	—	—
International Small Company Fund	503,358	89,826	—	—
Multi-Manager Equity Long/Short Fund	442,138	450,718	202,040	182,234
Opportunistic Municipal Fund	38,198	55,078	—	—
Origin Emerging Markets Fund	249,298	398,756	—	—
Preferred Securities Fund	336,712	608,408	—	—
Real Estate Allocation Fund	882	420	—	—
Real Estate Debt Income Fund	38,476	14,281	—	—
Small-MidCap Dividend Income Fund	796,708	357,166	—	—

For the period ended February 28, 2017, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$170,875	$266,565	$—	$—
Global Multi-Strategy Fund	1,032,381	1,047,432	682,674	604,190

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2017, and August 31, 2015 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income			Tax-Exempt Income			Capital Gain
	2017	2016	#	2017	2016	^	2017	2016	*,#
Blue Chip Fund	$11,106	$6,074	$	— $	— $		4,175	$24,036
Diversified Real Asset Fund	96,628	36,288		—	—		—	—
Dynamic High Yield Explorer Fund	347	751		—	—		—	—
Global Multi-Strategy Fund	3,555	26,530		—	—		47,567	62,233
Global Opportunities Equity Hedged Fund	80	10		—	—		—	—
Global Opportunities Fund	22,466	17,178		—	—		4	11,145
International Small Company Fund	1,380	181		—	—		—	—
Multi-Manager Equity Long/Short Fund	2,397	—		—	—		—	—
Opportunistic Municipal Fund	—	—		2,305	3,302		—	—
Origin Emerging Markets Fund	5,516	7,563		—	—		—	—
Preferred Securities Fund	132,455	246,710		—	—		—	42,753
Real Estate Allocation Fund	22	12		—	—		—	—
Real Estate Debt Income Fund	2,665	2,379		—	—		—	—
Small-MidCap Dividend Income Fund	53,544	44,005		—	—		—	33,793

# Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. ^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

53

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of August 31, 2016, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):
							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Blue Chip Fund	$2,111	$—	$356	$(329)	$175,751	$—	$177,889
Diversified Real Asset Fund	82,414	—	—	(381,863)	(3,254)	(44)	(302,747)
Dynamic High Yield Explorer Fund	9	—	—	(1,261)	(49)	—	(1,301)
Global Multi-Strategy Fund	1,206	—	—	(20,690)	33,837	(10,966)	3,387
Global Opportunities Equity Hedged Fund	65	—	—	(974)	254	—	(655)
Global Opportunities Fund	21,811	—	—	(13,424)	56,389	—	64,776
International Small Company Fund	1,339	—	—	(2,553)	1,188	—	(26)
Multi-Manager Equity Long/Short Fund	1,037	—	—	(2,729)	3,948	(436)	1,820
Opportunistic Municipal Fund	—	17	—	(1,440)	8,334	—	6,911
Origin Emerging Markets Fund	5,349	—	—	(198,575)	66,415	—	(126,811)
Preferred Securities Fund	1,957	—	34,796	—	321,516	23,453	381,722
Real Estate Allocation Fund	2	—	4	—	28	—	34
Real Estate Debt Income Fund	33	—	3	—	2,047	—	2,083
Small-MidCap Dividend Income Fund	38,448	—	—	(46,951)	305,796	—	297,293

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, and defaulted securities.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2016, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
	No Expiration:
	Short-	Long-
	Term	Term	Total
Diversified Real Asset Fund	286,974	94,889	381,863
Dynamic High Yield Explorer Fund	476	785	1,261
Global Multi-Strategy Fund	20,690	—	20,690
Global Opportunities Equity Hedged Fund	427	547	974
Global Opportunities Fund	13,424	—	13,424
International Small Company Fund	2,553	—	2,553
Multi-Manager Equity Long/Short Fund	1,827	902	2,729
Opportunistic Municipal Fund	888	552	1,440
Origin Emerging Markets Fund	188,349	10,226	198,575
Small-MidCap Dividend Income Fund	21,824	25,127	46,951

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

As of August 31, 2016, the following funds utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Opportunistic Municipal Fund	$425
Real Estate Debt Income Fund	1

Late-Year Losses. A regulated investment company may elect to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2016, Blue Chip Fund had an approximate late-year loss of $329,000.

54

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2016, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Blue Chip Fund	$(2)	$(4,266)	$4,268
Diversified Real Asset Fund	(18,892)	14,320	4,572
Dynamic High Yield Explorer Fund	30	(30)	—
Global Multi-Strategy Fund	1,754	(3,515)	1,761
Global Opportunities Equity Hedged Fund	(8)	8	—
Global Opportunities Fund	(683)	683	—
International Small Company Fund	91	(91)	—
Multi-Manager Equity Long/Short Fund	1,765	(1,765)	—
Opportunistic Municipal Fund	(4)	4	—
Origin Emerging Markets Fund	(1,342)	1,341	1
Preferred Securities Fund	10,503	(10,502)	(1)
Real Estate Debt Income Fund	17	—	(17)
Small-MidCap Dividend Income Fund	12,375	(19,822)	7,447

Federal Income Tax Basis. At February 28, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$273,569	$(15,635)	$257,934	$1,378,915
Diversified Real Asset Fund	152,131	(69,906)	82,225	4,107,508
Dynamic High Yield Explorer Fund	390	(87)	303	15,138
Global Multi-Strategy Fund	105,840	(49,056)	56,784	3,078,792
Global Opportunities Equity Hedged Fund	728	(139)	589	6,410
Global Opportunities Fund	141,346	(26,354)	114,992	1,186,170
International Small Company Fund	45,015	(13,128)	31,887	601,963
Multi-Manager Equity Long/Short Fund	27,345	(4,167)	23,178	332,851
Opportunistic Municipal Fund*	7,653	(3,573)	4,080	107,254
Origin Emerging Markets Fund	98,039	(14,023)	84,016	542,254
Preferred Securities Fund	303,926	(56,207)	247,719	5,189,311
Real Estate Allocation Fund	11	(29)	(18)	1,363
Real Estate Debt Income Fund	1,150	(3,816)	(2,666)	174,193
Small-MidCap Dividend Income Fund	612,235	(59,640)	552,595	2,510,598

* The fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

55

     Schedule of Investments Blue Chip Fund February 28, 2017 (unaudited)

COMMON STOCKS - 99.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.45%				Retail (continued)
TransDigm Group Inc	222,123	$56,464		Restaurant Brands International Inc	321,394	$17,580
				Starbucks Corp	626,795	35,646
Banks - 4.30%				TJX Cos Inc/The	286,079	22,443
Wells Fargo & Co	1,216,554	70,414		Yum! Brands Inc	450,189	29,406
						$178,700
Beverages - 1.77%				Software - 3.45%
Anheuser-Busch InBev SA/NV ADR	264,295	28,938		Microsoft Corp	882,101	56,437

Building Materials - 0.41%				TOTAL COMMON STOCKS		$1,633,718
Martin Marietta Materials Inc	31,399	6,780		INVESTMENT COMPANIES - 0.19%	Shares Held	Value(000	's)
				Money Market Funds - 0.19%
Chemicals - 4.22%				Goldman Sachs Financial Square Funds -	3,130,589	3,131
Air Products & Chemicals Inc	277,069	38,920		Government Fund
Praxair Inc	180,930	21,478
Sherwin-Williams Co/The	27,710	8,550		TOTAL INVESTMENT COMPANIES		$3,131
		$68,948		Total Investments		$1,636,849
Commercial Services - 2.97%				Other Assets and Liabilities - (0.06)%		$(1,025)
Brookfield Business Partners LP	45,319	1,150		TOTAL NET ASSETS - 100.00%		$1,635,824
IHS Markit Ltd (a)	72,323	2,878
Moody's Corp	399,396	44,481
		$48,509		(a) Non-Income Producing Security
Diversified Financial Services - 11.39%
Charles Schwab Corp/The	793,734	32,075
FNF Group	325,584	12,479
Mastercard Inc	670,886	74,106		Portfolio Summary (unaudited)
Visa Inc	770,044	67,718		Sector		Percent
		$186,378		Financial		40.08%
Electric - 0.49%				Communications		24.71%
Brookfield Infrastructure Partners LP	220,467	7,954		Consumer, Cyclical		10.92%
				Consumer, Non-cyclical		9.84%
Food - 0.99%				Industrial		4.84%
Mondelez International Inc	370,512	16,273		Basic Materials		4.22%
				Technology		3.45%
Healthcare - Products - 4.11%				Energy		1.32%
Danaher Corp	609,584	52,150		Utilities		0.49%
DENTSPLY SIRONA Inc	237,188	15,066		Investment Companies		0.19%
		$67,216		Other Assets and Liabilities		(0.06)%
Insurance - 11.92%				TOTAL NET ASSETS		100.00%
Aon PLC	424,139	49,052
Berkshire Hathaway Inc - Class B (a)	632,004	108,338
Markel Corp (a)	38,309	37,532
		$194,922
Internet - 18.50%
Alphabet Inc - A Shares (a)	6,314	5,335
Alphabet Inc - C Shares (a)	142,895	117,633
Amazon.com Inc (a)	147,834	124,926
Facebook Inc (a)	313,193	42,450
Liberty Expedia Holdings Inc (a)	109,753	4,750
Liberty Ventures (a)	172,013	7,544
		$302,638
Media - 6.21%
Liberty Broadband Corp - C Shares (a)	393,068	33,780
Liberty Global PLC - C Shares (a)	1,930,842	67,753
		$101,533
Miscellaneous Manufacturers - 0.98%
Colfax Corp (a)	421,585	16,041

Pipelines - 1.32%
Kinder Morgan Inc/DE	1,014,210	21,613

Real Estate - 4.88%
Brookfield Asset Management Inc	2,212,214	79,839

REITS - 7.59%
American Tower Corp	710,125	81,515
Equinix Inc	38,003	14,292
SBA Communications Corp (a)	244,571	28,314
		$124,121
Retail - 10.92%
AutoZone Inc (a)	17,557	12,932
CarMax Inc (a)	580,715	37,479
Costco Wholesale Corp	35,707	6,327
Dollar Tree Inc (a)	220,228	16,887

See accompanying notes

56

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

COMMON STOCKS - 52.04%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Agriculture - 0.36%				Electric - 2.74%
Archer-Daniels-Midland Co	226,574	$10,642		Ameren Corp	10,100	$552
Bunge Ltd	39,660	3,246		American Electric Power Co Inc	84,900	5,685
First Resources Ltd	525,500	705		CLP Holdings Ltd	404,500	4,114
		$14,593		Dominion Resources Inc/VA	70,000	5,435
				DONG Energy A/S (a),(d)	43,700	1,606
Automobile Manufacturers - 0.07%
Mahindra & Mahindra Ltd	150,502	2,931		DUET Group	358,000	754
				Edison International	103,255	8,233
Building Materials - 0.64%				Enel SpA	2,005,309	8,606
Boise Cascade Co (a)	113,611	3,079		Hera SpA	442,186	1,095
Builders FirstSource Inc (a)	267,842	3,466		Huadian Fuxin Energy Corp Ltd	15,332,000	3,732
Geberit AG	24,537	10,620		Iberdrola SA	1,786,344	11,861
Norbord Inc	200,411	5,833		Infraestructura Energetica Nova SAB de CV	1,475,620	6,321
Universal Forest Products Inc	34,479	3,304		NextEra Energy Inc	156,300	20,476
		$26,302		PG&E Corp	311,952	20,823
				Terna Rete Elettrica Nazionale SpA	1,184,144	5,483
Chemicals - 2.45%
				Transmissora Alianca de Energia Eletrica SA	550,300	3,890
Agrium Inc	62,160	5,993
				Xcel Energy Inc	84,600	3,698
Calgon Carbon Corp	33,536	473
CF Industries Holdings Inc	213,806	6,718				$112,364
FMC Corp	50,909	2,933		Electronics - 0.24%
Givaudan SA	1,215	2,206		Badger Meter Inc	19,275	705
Israel Chemicals Ltd	692,342	2,950		Halma PLC	250,326	3,023
K+S AG	159,305	3,720		Rotork PLC	574,769	1,762
				Trimble Inc (a)	104,306	3,237
Koninklijke DSM NV	32,645	2,146
Monsanto Co	179,439	20,425		Watts Water Technologies Inc	18,456	1,180
Mosaic Co/The	182,106	5,680				$9,907
Novozymes A/S	26,156	1,006		Energy - Alternate Sources - 0.34%
OCI NV (a)	157,027	3,122		China Everbright International Ltd	1,963,000	2,542
Olin Corp	109,413	3,401		China Longyuan Power Group Corp Ltd	3,644,000	3,125
				Innogy SE (a),(d)	190,171	6,827
Potash Corp of Saskatchewan Inc	65,638	1,139
Potash Corp of Saskatchewan Inc	474,511	8,271		Pattern Energy Group Inc	77,500	1,611
Sociedad Quimica y Minera de Chile SA	89,159	2,808				$14,105
ADR				Engineering & Construction - 1.04%
Syngenta AG	46,088	19,865		Aegion Corp (a)	25,679	584
Tessenderlo Chemie NV (a)	58,665	2,146		Aena SA (d)	35,663	5,094
Yara International ASA	149,305	5,668		Arcadis NV	53,016	720
		$100,670		Auckland International Airport Ltd	392,300	2,072
				Enav SpA (a),(d)	3,082,564	10,995
Coal - 0.19%
Adaro Energy Tbk PT	5,453,000	691		Ferrovial SA	240,902	4,564
Alliance Holdings GP LP	10,205	292		Flughafen Zuerich AG	49,384	9,971
Arch Coal Inc (a)	6,986	502		Fomento de Construcciones y Contratas SA (a)	53,494	495
Banpu PCL (b)	578,600	325		Mytilineos Holdings SA (a)	26,576	199
China Coal Energy Co Ltd (a)	700,000	370		Promotora y Operadora de Infraestructura	134,200	1,253
China Shenhua Energy Co Ltd	965,500	2,020		SAB de CV (a)
CONSOL Energy Inc (a)	65,193	1,015		Sydney Airport	1,468,350	6,821
Exxaro Resources Ltd	35,707	293				$42,768
Foresight Energy LP (a)	7,513	50		Environmental Control - 0.10%
Harum Energy Tbk PT (a)	307,200	50		China Water Affairs Group Ltd	616,000	403
Indo Tambangraya Megah Tbk PT	128,400	169		Kangda International Environmental Co Ltd	690,000	169
				(d)
Inner Mongolia Yitai Coal Co Ltd	394,600	380
Semirara Mining & Power Corp	121,070	343		Kurita Water Industries Ltd	73,400	1,752
Shougang Fushan Resources Group Ltd	1,204,000	268		Tetra Tech Inc	42,621	1,715
Tambang Batubara Bukit Asam Persero Tbk	261,800	219				$4,039
PT				Food - 1.10%
Whitehaven Coal Ltd (a)	174,923	387		Ariake Japan Co Ltd	38,900	2,199
Yanzhou Coal Mining Co Ltd	554,000	445		Associated British Foods PLC	138,383	4,497
		$7,819		BRF SA	79,700	1,039
Commercial Services - 1.63%				China Mengniu Dairy Co Ltd	1,033,000	2,031
Abertis Infraestructuras SA	1,217,979	17,844		Chr Hansen Holding A/S	33,690	2,009
Atlantia SpA	272,048	6,370		Cosan Ltd	204,954	1,709
Cengage Learning Holdings II Inc (c)	11,792	130		Emmi AG (a)	4,247	2,698
COSCO SHIPPING Ports Ltd	5,633,071	6,274		Fuji Oil Holdings Inc	101,200	2,283
Hutchison Port Holdings Trust	13,762,100	5,226		Hormel Foods Corp	57,836	2,039
OHL Mexico SAB de CV	3,764,365	3,950		Ingredion Inc	20,700	2,502
Transurban Group	3,195,558	27,024		Leroy Seafood Group ASA	43,385	2,291
		$66,818		McCormick & Co Inc/MD	10,957	1,078
Consumer Products - 0.04%				Salmar ASA	51,419	1,299
Kimberly-Clark Corp	13,352	1,770		Sanderson Farms Inc	13,800	1,312
				Sao Martinho SA	244,200	1,492
Cosmetics & Personal Care - 0.45%				Saputo Inc	57,906	1,988
Kao Corp	92,800	4,794		Sysco Corp	39,552	2,085
Svenska Cellulosa AB SCA	327,948	10,059		Toyo Suisan Kaisha Ltd	59,800	2,196
Unicharm Corp	155,200	3,492		Tyson Foods Inc	82,138	5,139
		$18,345

See accompanying notes.

57

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Food (continued)				Iron & Steel (continued)
Wilmar International Ltd	1,313,700	$3,406		Vale SA ADR	575,986	$5,673
		$45,292		Vale SA ADR	365,651	3,785
Forest Products & Paper - 3.37%						$13,318
Acadian Timber Corp (c)	150,281	2,098		Lodging - 0.36%
BillerudKorsnas AB	85,778	1,359		City Developments Ltd	559,300	3,775
Canfor Corp (a)	572,095	7,387		Hilton Grand Vacations Inc (a)	49,378	1,479
Clearwater Paper Corp (a)	26,930	1,497		Hilton Worldwide Holdings Inc	167,954	9,607
Deltic Timber Corp (c)	137,309	10,205				$14,861
DS Smith PLC	371,959	2,057		Machinery - Diversified - 1.33%
Empresas CMPC SA	1,883,303	4,185		AGCO Corp	71,083	4,330
Fibria Celulose SA ADR	1,030,534	8,811		Alamo Group Inc	26,510	1,992
Holmen AB	111,221	4,304		ANDRITZ AG	96,471	5,039
Interfor Corp (a)	498,101	6,672		Bucher Industries AG	10,434	2,977
International Paper Co	154,287	8,131		CNH Industrial NV	332,179	3,069
Klabin SA	2,242,800	11,176		Deere & Co	112,266	12,292
Metsa Board OYJ	285,757	1,912		Ebara Corp	69,200	2,035
Mondi PLC	436,086	10,164		Gorman-Rupp Co/The	11,580	361
Sappi Ltd	561,657	3,499		IDEX Corp	50,433	4,650
Smurfit Kappa Group PLC	219,519	5,830		Interpump Group SpA	52,652	1,073
Smurfit Kappa Group PLC	27,633	736		Kubota Corp	495,200	7,880
Stora Enso OYJ	274,096	2,940		Lindsay Corp	7,041	564
Sumitomo Forestry Co Ltd	567,500	8,267		Valmet OYJ	170,675	2,624
Suzano Papel e Celulose SA	2,549,600	11,029		Xylem Inc/NY	118,699	5,712
TFS Corp Ltd (c)	3,596,744	4,024				$54,598
UPM-Kymmene OYJ	223,111	5,291		Metal Fabrication & Hardware - 0.12%
West Fraser Timber Co Ltd	306,236	12,711		Advanced Drainage Systems Inc	23,443	517
Western Forest Products Inc	2,704,165	4,255		Mueller Industries Inc	37,874	1,584
		$138,540		Mueller Water Products Inc - Class A	107,108	1,327
Gas - 1.61%				Rexnord Corp (a)	68,042	1,508
Beijing Enterprises Holdings Ltd	152,000	795				$4,936
China Gas Holdings Ltd	1,220,000	1,810		Mining - 4.07%
ENN Energy Holdings Ltd	428,000	2,067		Acacia Mining PLC	46,608	309
Hong Kong & China Gas Co Ltd	1,062,469	2,042		African Rainbow Minerals Ltd	24,820	192
Italgas SpA (a)	164,035	652		Agnico Eagle Mines Ltd	64,000	2,691
National Grid PLC	1,647,394	20,013		Alacer Gold Corp (a)	82,900	159
NiSource Inc	249,717	5,971		Alamos Gold Inc	84,800	614
Sempra Energy	213,411	23,537		Alumina Ltd	654,621	924
Snam SpA	913,679	3,638		Aluminum Corp of China Ltd (a)	1,120,000	558
Southcross Holdings Borrower LP (a),(c)	37	12		Aneka Tambang Persero Tbk PT (a)	2,731,200	152
Southwest Gas Holdings Inc	24,574	2,102		Anglo American Platinum Ltd (a)	15,325	354
Tokyo Gas Co Ltd	376,800	1,715		Anglo American PLC (a)	398,431	6,256
Western Gas Equity Partners LP	40,449	1,855		AngloGold Ashanti Ltd	115,992	1,279
		$66,209		Antofagasta PLC	112,048	1,126
Hand & Machine Tools - 0.03%				Argonaut Gold Inc (a)	45,000	70
Franklin Electric Co Inc	25,410	1,065		Asanko Gold Inc (a)	57,300	153
				Assore Ltd	15,867	328
Healthcare - Products - 0.17%				B2Gold Corp (a)	271,500	834
Danaher Corp	79,892	6,835		Barrick Gold Corp	331,100	6,110
				BHP Billiton Ltd	912,567	17,273
Healthcare - Services - 0.00%				BHP Billiton PLC	600,122	9,673
Millennium Health LLC (a),(c)	33,861	36		Boliden AB	77,715	2,366
Millennium Health LLC (a),(b),(c)	20,580	—		Cameco Corp	112,400	1,244
Millennium Health LLC (a),(b),(c)	19,318	—		Centamin PLC	327,359	708
		$36		Centerra Gold Inc	66,100	319
Holding Companies - Diversified - 0.24%				China Gold International Resources Corp Ltd	67,500	137
China Merchants Port Holdings Co Ltd	2,635,537	7,349		(a)
Empresas COPEC SA	240,130	2,518		China Molybdenum Co Ltd (a)	1,116,000	427
		$9,867		Coeur Mining Inc (a)	53,423	459
Home Builders - 0.29%				Detour Gold Corp (a)	49,600	618
Lennar Corp - A Shares	113,846	5,554		Dominion Diamond Corp	23,700	200
Toll Brothers Inc	189,160	6,458		Dowa Holdings Co Ltd	88,000	712
		$12,012		Eldorado Gold Corp (a)	203,600	622
				Endeavour Mining Corp (a)	21,000	392
Home Furnishings - 0.08%
American Woodmark Corp (a)	15,466	1,337		Endeavour Silver Corp (a)	36,100	156
				Eramet (a)	1,508	82
Rational AG	4,495	2,058
		$3,395		Evolution Mining Ltd	381,822	630
				First Majestic Silver Corp (a)	46,600	422
Housewares - 0.06%
Scotts Miracle-Gro Co/The	26,022	2,358		First Quantum Minerals Ltd	195,900	2,038
				Fortuna Silver Mines Inc (a)	41,400	235
Iron & Steel - 0.32%				Franco-Nevada Corp	50,600	3,261
Cliffs Natural Resources Inc (a)	81,919	873		Freeport-McMoRan Inc (a)	386,909	5,185
Fortescue Metals Group Ltd	530,851	2,688		Fresnillo PLC	83,752	1,537
Kumba Iron Ore Ltd (a)	18,303	299		Glencore PLC (a)	3,272,088	13,044

See accompanying notes.

58

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining (continued)				Mining (continued)
Gold Fields Ltd	233,429	$712		Vedanta Resources PLC	30,708	$327
Goldcorp Inc	242,500	3,843		Western Areas Ltd (a)	77,351	140
Grupo Mexico SAB de CV	1,769,600	5,361		Yamana Gold Inc	269,200	744
Guyana Goldfields Inc (a)	38,800	198		Zhaojin Mining Industry Co Ltd	248,000	243
Harmony Gold Mining Co Ltd	49,984	121		Zijin Mining Group Co Ltd	1,630,000	616
Hecla Mining Co	112,316	627				$167,237
Hi-Crush Partners LP (a)	14,472	249		Miscellaneous Manufacturers - 0.31%
Highland Gold Mining Ltd	55,445	120		Aalberts Industries NV	63,730	2,198
Hochschild Mining PLC	86,191	284		Alfa Laval AB	190,114	3,434
Hudbay Minerals Inc	67,100	520		Pentair PLC	110,372	6,408
IAMGOLD Corp (a)	128,000	505		Sulzer AG	8,398	874
Iluka Resources Ltd	118,969	617				$12,914
Impala Platinum Holdings Ltd (a)	208,779	699
				Oil & Gas - 0.25%
Imperial Metals Corp (a)	15,900	76
				Antero Midstream Partners LP	242,206	8,308
Independence Group NL	166,704	464		EQT GP Holdings LP	68,152	1,863
Industrias Penoles SAB de CV	45,175	1,070		Vantage Drilling International (a),(b)	1,554	—
Jiangxi Copper Co Ltd	394,000	664				$10,171
KAZ Minerals PLC (a)	76,152	498
Kinross Gold Corp (a)	353,700	1,246		Packaging & Containers - 0.80%
				Graphic Packaging Holding Co	195,568	2,611
Kirkland Lake Gold Ltd (a)	45,902	328
				Huhtamaki OYJ	67,251	2,424
Klondex Mines Ltd (a)	49,700	264
				KapStone Paper and Packaging Corp	419,987	9,492
Lonmin PLC (a)	64,192	96
				Mayr Melnhof Karton AG	4,432	490
Lucara Diamond Corp	86,800	177		Packaging Corp of America	88,531	8,183
Lundin Mining Corp	204,600	1,231		Rengo Co Ltd	131,300	763
McEwen Mining Inc	68,086	234		WestRock Co	162,309	8,719
MMG Ltd (a)	900,000	354
Mountain Province Diamonds Inc (a)	36,300	141				$32,682
Munsun Capital Group Ltd (a)	2,368,000	70		Pharmaceuticals - 0.06%
NetMind Financial Holdings Ltd (a)	6,592,000	48		Zoetis Inc	49,381	2,633
Nevsun Resources Ltd	85,500	215
New Gold Inc (a)	145,800	420		Pipelines - 11.85%
				APA Group	1,080,520	7,007
Newcrest Mining Ltd	217,859	3,690		Buckeye Partners LP	251,337	17,322
Newmont Mining Corp	150,806	5,164		Cheniere Energy Inc (a)	386,464	18,569
Nickel Asia Corp	431,700	58		Enbridge Energy Management LLC (a)	382,044	6,648
Norsk Hydro ASA	352,730	1,997
North Mining Shares Co Ltd (a)	4,900,000	106		Enbridge Inc	246,552	10,318
Northam Platinum Ltd (a)	115,879	480		Enbridge Inc	494,702	20,820
				Energy Transfer Equity LP	1,184,415	22,314
Northern Star Resources Ltd	170,637	547
Nyrstar NV (a)	26,585	163		Energy Transfer Partners LP	315,144	11,916
OceanaGold Corp (a)	171,388	494		Enterprise Products Partners LP	1,071,303	30,029
Orocobre Ltd (a)	59,760	141		EQT Midstream Partners LP	271,854	21,427
				Genesis Energy LP	243,904	8,254
Osisko Gold Royalties Ltd	30,200	331		Kinder Morgan Inc/DE	1,067,300	22,745
OZ Minerals Ltd	85,857	611		Koninklijke Vopak NV	37,596	1,592
Pan African Resources PLC	441,712	90		Magellan Midstream Partners LP	378,309	29,323
Pan American Silver Corp	43,200	772
Perseus Mining Ltd (a)	292,123	69		MPLX LP	546,364	20,330
Petra Diamonds Ltd (a)	150,592	256		Noble Midstream Partners LP	53,473	2,599
				ONEOK Partners LP	384,121	20,120
Philex Mining Corp	842,200	158		Pembina Pipeline Corp	149,606	4,834
Polymetal International PLC	97,094	1,150		Phillips 66 Partners LP	278,670	15,502
Randgold Resources Ltd	26,650	2,451		Plains All American Pipeline LP	911,540	29,242
Regis Resources Ltd	142,351	368		Shell Midstream Partners LP	278,483	9,123
Resolute Mining Ltd	209,405	258
Richmont Mines Inc (a)	17,800	139		Spectra Energy Partners LP	215,931	9,659
				Sunoco Logistics Partners LP	761,855	19,298
Rio Tinto Ltd	120,529	5,714		Tallgrass Energy GP LP	67,326	1,913
Rio Tinto PLC	390,636	16,011		Tallgrass Energy Partners LP	151,847	8,118
Royal Gold Inc	18,558	1,226		Targa Resources Corp	165,028	9,323
Sandfire Resources NL	44,818	221
Saracen Mineral Holdings Ltd (a)	229,334	191		Tesoro Logistics LP	289,366	16,294
SEMAFO Inc (a)	92,200	283		TransCanada Corp	541,303	24,885
				Valero Energy Partners LP (c)	204,546	10,015
Sibanye Gold Ltd	210,013	430
Silver Standard Resources Inc (a)	33,900	376		Veresen Inc	553,700	5,636
				Western Gas Partners LP	286,530	17,814
Silver Wheaton Corp	125,300	2,441		Williams Cos Inc/The	813,230	23,047
Silvercorp Metals Inc	47,400	183		Williams Partners LP	272,943	11,000
South32 Ltd	1,512,689	2,880
						$487,036
Southern Copper Corp	43,928	1,610
St Barbara Ltd (a)	141,311	274		Real Estate - 1.98%
				ADO Properties SA (d)	198,126	7,316
Stillwater Mining Co (a)	34,403	587
				Aeon Mall Co Ltd	404,500	6,214
Sumitomo Metal Mining Co Ltd	165,000	2,292
				Deutsche Wohnen AG	468,313	16,073
Tahoe Resources Inc	88,300	749
				Fabege AB	446,519	7,522
Teck Resources Ltd	161,100	3,220
				Leopalace21 Corp	453,000	2,377
Timah Persero Tbk PT	846,400	63
Torex Gold Resources Inc (a)	22,600	437		Mitsui Fudosan Co Ltd	692,000	15,658
Turquoise Hill Resources Ltd (a)	343,000	1,077		New World Development Co Ltd	6,350,000	8,312
				Pope Resources a Delaware LP (c)	73,271	5,056
Vale Indonesia Tbk PT (a)	564,600	108

See accompanying notes.

59

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				Textiles - 0.14%
Sun Hung Kai Properties Ltd	891,000	$13,017		Mohawk Industries Inc (a)	25,546	$5,783
		$81,545
REITS - 10.88%				Transportation - 0.46%
Agree Realty Corp	97,471	4,838		East Japan Railway Co	22,900	2,072
Alexandria Real Estate Equities Inc	103,192	12,312		Groupe Eurotunnel SE	1,521,892	14,199
American Homes 4 Rent	538,980	12,812		Prumo Logistica SA (a)	949,045	2,709
American Tower Corp	198,918	22,834				$18,980
Apartment Investment & Management Co	141,144	6,567		Water- 1.70%
Assura PLC	4,240,481	3,072		American States Water Co	27,131	1,213
AvalonBay Communities Inc	65,157	11,975		American Water Works Co Inc	170,335	13,286
Boston Properties Inc	63,148	8,779		Aqua America Inc	131,605	4,177
CatchMark Timber Trust Inc (c)	453,368	4,896		Beijing Enterprises Water Group Ltd (a)	3,618,000	2,583
Corporate Office Properties Trust	142,636	4,862		California Water Service Group	35,601	1,308
Crown Castle International Corp	200,005	18,706		CiadeSaneamentoBasicodoEstadodeSao	409,633	4,338
CubeSmart	372,815	10,159		Paulo ADR
Dexus Property Group	1,732,495	12,533		Connecticut Water Service Inc	8,335	475
DiamondRock Hospitality Co	254,039	2,761		Guangdong Investment Ltd	2,092,000	2,850
Digital Realty Trust Inc	71,509	7,723		Middlesex Water Co	12,082	455
EPR Properties	92,596	7,126		Pennon Group PLC	1,270,103	13,665
Equinix Inc	28,455	10,701		Severn Trent PLC	282,357	8,194
Equity One Inc	325,538	10,307		Suez	264,616	3,968
Essex Property Trust Inc	28,390	6,663		United Utilities Group PLC	681,064	8,277
Frasers Logistics & Industrial Trust	8,773,656	6,101		Veolia Environnement SA	286,310	4,692
Gecina SA	45,556	5,796		York Water Co/The	9,551	344
GGP Inc	291,185	7,239				$69,825
Goodman Group	2,294,194	13,270		TOTAL COMMON STOCKS		$2,138,279
Great Portland Estates PLC	652,299	5,246		INVESTMENT COMPANIES - 6.91%	Shares Held	Value(000	's)
Hoshino Resorts REIT Inc	335	1,780		Exchange Traded Funds - 0.06%
Hudson Pacific Properties Inc	164,782	6,028		Guggenheim S&P Global Water Index ETF	24,465	736
Industrial & Infrastructure Fund Investment	521	2,435		SPDR S&P Metals & Mining ETF	47,386	1,533
Corp						$2,269
Investa Office Fund	851,243	3,048		Money Market Funds - 6.85%
Invitation Homes Inc (a)	150,420	3,278
				BlackRock Liquidity Funds FedFund Portfolio	1,799,054	1,799
Japan Hotel REIT Investment Corp	6,446	4,625		Cash Account Trust - Government & Agency	22,692,884	22,694
Japan Logistics Fund Inc	1,847	3,985		Portfolio - Government Cash Managed
Japan Retail Fund Investment Corp	3,192	6,421		First American Government Obligations Fund	3,139,889	3,140
Klepierre	122,282	4,542		Goldman Sachs Financial Square Funds -	128,584,393	128,584
Link REIT	1,939,000	13,370		Government Fund
Mirvac Group	2,941,717	4,845		Morgan Stanley Institutional Liquidity Funds -	120,596,251	120,596
NewRiver REIT PLC	137,462	572		Government Portfolio
Nomura Real Estate Master Fund Inc	4,462	6,688		Wells Fargo Advantage Government Money	4,706,199	4,706
Park Hotels & Resorts Inc	98,756	2,522		Market Fund
Physicians Realty Trust	542,281	10,802				$281,519
Potlatch Corp	210,479	9,314		TOTAL INVESTMENT COMPANIES		$283,788
Prologis Inc	123,527	6,306
				PREFERRED STOCKS - 0.05%	Shares Held	Value(000	's)
Public Storage	44,538	10,131
				Water- 0.05%
Rayonier Inc	390,070	11,172		Cia de Saneamento do Parana 0.32%(e)	428,400	$1,980
Regency Centers Corp	93,068	6,547
Rexford Industrial Realty Inc	455,885	10,476
SBA Communications Corp (a)	54,487	6,308		TOTAL PREFERRED STOCKS		$1,980
Segro PLC	507,599	3,109			Principal
Senior Housing Properties Trust	308,552	6,325		BONDS- 8.76%	Amount (000's)	Value(000	's)
Simon Property Group Inc	123,962	22,859		Federal & Federally Sponsored Credit - 1.81%
SL Green Realty Corp	57,472	6,476		Federal Farm Credit Banks
				0.78%, 10/13/2017(e),(f)	$18,000	$18,025
STORE Capital Corp	214,289	5,338
				0.81%, 11/22/2017(e),(f)	5,000	5,008
Sun Communities Inc	83,099	6,883
				0.81%, 03/22/2018(e),(f)	10,000	10,017
Sunstone Hotel Investors Inc	234,930	3,465
				0.88%, 06/27/2018(e),(f)	20,000	20,018
Unibail-Rodamco SE	52,800	12,031
				0.90%, 04/05/2018(e),(f)	4,700	4,708
UNITE Group PLC/The	684,217	5,303
				0.92%, 01/25/2018(e),(f)	8,000	8,024
Weyerhaeuser Co	669,731	22,583
				0.92%, 08/01/2018(e),(f)	8,500	8,534
		$446,845
Retail - 0.05%						$74,334
Tractor Supply Co	29,381	2,083		Finance - Mortgage Loan/Banker - 6.47%
				Fannie Mae
				0.80%, 07/20/2017(e),(f)	13,175	13,187
Storage & Warehousing - 0.05%
				0.94%, 03/21/2018(e)	4,015	4,030
Safestore Holdings PLC	415,985	1,981
				2.50%, 09/29/2017	1,150	1,161
Telecommunications - 0.07%				Fannie Mae Discount Notes
Cellnex Telecom SA (d)	161,500	2,429		0.48%, 03/14/2017(g)	2,000	2,000
Intelsat SA (a)	76,583	382		0.49%, 03/23/2017(f),(g)	16,000	15,996
				0.49%, 04/03/2017(f),(g)	29,800	29,787
		$2,811
				Federal Home Loan Bank Discount Notes
				0.53%, 04/24/2017(f),(g)	18,500	18,485

See accompanying notes.

60

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Finance - Mortgage Loan/Banker (continued)					Aerospace & Defense - 0.21%
Federal Home Loan Banks					Sequa Corp, Term Loan B
0.85%, 12/07/2017(e),(f)		$10,000	$10,017		5.25%, 05/29/2017(e)	$3,814	$3,671
0.88%, 09/20/2018(e),(f)		10,000	10,030		TransDigm Inc, Term Loan D
0.92%, 06/16/2017(e),(f)		10,000	10,012		3.98%, 05/21/2021(e)	4,843	4,861
0.93%, 09/11/2017(e),(f)		15,000	15,033				$8,532
0.95%, 03/08/2018(e),(f)		10,000	10,039		Airlines - 0.30%
0.96%, 10/25/2017(e),(f)		6,200	6,214		American Airlines Inc, Term Loan B
0.97%, 10/27/2017(e),(f)		5,800	5,813		3.27%, 10/10/2021(c),(e)	3,144	3,158
Freddie Mac					3.27%, 12/14/2023(e)	2,185	2,196
0.75%, 01/25/2019(e),(f)		5,000	4,999		3.28%, 06/27/2020(e)	3,904	3,923
0.75%, 02/22/2019(e),(f)		30,000	29,991		Delta Air Lines Inc, Term Loan B1
0.79%, 07/17/2018(e),(f)		11,100	11,115		3.27%, 10/18/2018(e)	3,044	3,061
0.79%, 07/24/2018(e),(f)		16,600	16,619				$12,338
0.97%, 03/08/2018(e),(f)		18,400	18,478
					Automobile Manufacturers - 0.07%
1.00%, 02/22/2019(e),(f)		3,900	3,900
					FCA US LLC, Term Loan B
1.00%, 03/08/2017(f)		12,218	12,219		3.28%, 12/05/2018(e)	2,897	2,899
1.00%, 05/11/2018(f)		5,955	5,952
1.00%, 09/21/2018		1,000	994		Automobile Parts & Equipment - 0.03%
1.05%, 05/25/2018(f)		10,000	9,969
					Allison Transmission Inc, Term Loan B
			$266,040		3.28%, 09/23/2019(e)	1,120	1,133
Media- 0.01%
iHeartCommunications Inc					Beverages - 0.13%
9.00%, 12/15/2019		523	457		Jacobs Douwe Egberts BV, Term Loan B
					3.50%, 07/02/2022(e)	2,742	2,763
Sovereign - 0.47%					Keurig Green Mountain Inc, Term Loan A
Australia Government Bond					0.00%, 03/03/2021(e),(i)	1,750	1,746
3.75%, 04/21/2037	AUD	1,840	1,479		Keurig Green Mountain Inc, Term Loan B
Italy Buoni Poliennali Del Tesoro					5.27%, 01/21/2023(e)	798	806
1.65%, 04/23/2020	EUR	932	1,037				$5,315
2.55%, 09/15/2041		203	255		Biotechnology - 0.08%
Japanese Government CPI Linked Bond					Concordia International Corp, Term Loan B
0.10%, 09/10/2024	JPY	669,212	6,263		5.25%, 10/21/2021(e)	4,230	3,450
0.10%, 03/10/2025		226,247	2,123
0.10%, 03/10/2026		24,429	230		Building Materials - 0.31%
New Zealand Government Bond					Headwaters Inc, Term Loan B1
2.54%, 09/20/2035(e)	NZD	3,663	2,698		4.00%, 03/24/2022(e)	5,650	5,666
3.09%, 09/20/2030(e)		2,430	1,977
					Quikrete Holdings Inc, Term Loan B
United Kingdom Gilt Inflation Linked					4.02%, 11/03/2023(e)	4,000	4,046
0.13%, 03/22/2026	GBP	1,815	2,716		Safway Group Holding LLC, Term Loan
0.13%, 11/22/2065		185	534		5.75%, 08/04/2023(e)	2,793	2,828
			$19,312				$12,540
TOTAL BONDS			$360,143		Chemicals - 0.25%
COMMODITY INDEXED STRUCTURED	Principal				Alpha 3 BV, Term Loan B1
NOTES- 0.54%	Amount (000's)		Value(000	's)	4.00%, 01/31/2024(e)	2,000	2,020
Banks- 0.54%					Avantor Performance Materials Holdings
Royal Bank of Canada; Dow Jones – UBS					LLC, Term Loan B
Commodity Index Linked Note					6.00%, 06/21/2022(e)	1,193	1,207
0.62%, 03/12/2018(d),(e)		$4,200	4,385		Axalta Coating Systems US Holdings Inc,
0.62%, 03/12/2018(d),(e)		17,000	17,616		Term Loan B1
			$22,001		3.50%, 02/01/2020(e)	338	342
TOTAL COMMODITY INDEXED STRUCTURED NOTES			$22,001		Duke Finance LLC, Term Loan
	Principal				6.00%, 02/16/2024(e)	1,492	1,504
CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value(000	's)	Ineos US Finance LLC, Term Loan B
Oil & Gas - 0.01%					0.00%, 03/31/2022(e),(i)	246	247
Vantage Drilling International					Minerals Technologies Inc, Term Loan B2
1.00%, PIK 1.00%, 12/31/2030(b),(c),(e),(h)		271	253		4.75%, 05/09/2021(e)	1,305	1,321
					Versum Materials Inc, Term Loan B
TOTAL CONVERTIBLE BONDS			$253		3.50%, 09/21/2023(e)	3,491	3,533
SENIOR FLOATING RATE INTERESTS -	Principal						$10,174
19.05%	Amount (000's)		Value(000	's)	Coal- 0.26%
Advertising - 0.15%					Peabody Energy Corp, Term Loan
Advantage Sales & Marketing Inc, Term					0.00%, 02/08/2022(e),(i)	1,767	1,780
Loan					Peabody Energy Corp, Term Loan B
7.50%, 07/21/2022(e)		$814	$794		4.25%, 09/20/2020(e)	8,741	8,840
Advantage Sales & Marketing Inc, Term Loan							$10,620
B					Commercial Services - 0.82%
4.25%, 07/21/2021(e)		2,005	1,995		Acosta Holdco Inc, Term Loan B
Checkout Holding Corp, Term Loan B					4.29%, 09/26/2021(e)	902	879
4.50%, 04/03/2021(e)		1,671	1,508		Allied Universal Holdco LLC, Term Loan
Getty Images Inc, Term Loan B					4.76%, 07/27/2022(e)	1,684	1,688
4.75%, 10/03/2019(e)		2,027	1,802
			$6,099

See accompanying notes.

61

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Diversified Financial Services - 0.20%
Brand Energy & Infrastructure Services Inc,			Delos Finance Sarl, Term Loan
Term Loan B			3.25%, 10/06/2023(e)	$1,250	$1,261
4.77%, 11/20/2020(e)	$902	$903	Walter Investment Management Corp, Term
Camelot Finance LP, Term Loan B			Loan
4.75%, 09/15/2023(e)	2,993	3,026	4.75%, 12/11/2020(e)	7,297	6,912
Ceridian HCM Holding Inc, Term Loan B2					$8,173
4.54%, 09/15/2020(e)	1,254	1,248	Electric - 0.77%
Concentra Inc, Term Loan B			Calpine Corp, Term Loan B5
4.00%, 06/01/2022(e)	1,990	2,001	3.75%, 05/20/2022(e)	1,622	1,629
Global Payments Inc, Term Loan B			Calpine Corp, Term Loan B7
3.28%, 04/21/2023(e)	388	392	3.75%, 05/05/2023(e)	2,886	2,904
KAR Auction Services Inc, Term Loan B3			Dayton Power & Light Co/The, Term Loan B
4.50%, 03/04/2023(e)	993	1,004	4.04%, 08/19/2022(e)	2,650	2,670
Laureate Education Inc, Term Loan B			Dynegy Inc, Term Loan C1
5.00%, 06/16/2018(e)	3,871	3,906	4.25%, 06/27/2023(e)	2,300	2,323
Monitronics International Inc, Term Loan B2			Energy Future Intermediate Holding Co LLC,
6.50%, 09/22/2022(e)	2,294	2,319	DIP Term Loan
Pharmaceutical Product Development LLC,			4.30%, 06/30/2017(e)	6,400	6,416
Term Loan B			Vistra Operations Co LLC, Term Loan B2
4.25%, 08/05/2022(e)	6,337	6,368	4.02%, 12/13/2023(e)	3,000	3,017
Prime Security Services Borrower LLC, Term			Vistra Operations Co LLC, Term Loan B-
Loan			EXIT
4.25%, 05/02/2022(e)	5,000	5,046	3.53%, 08/04/2023(e)	10,341	10,388
Syniverse Holdings Inc, Term Loan B			Vistra Operations Co LLC, Term Loan C-
4.00%, 04/23/2019(e)	2,586	2,337	EXIT
4.04%, 04/23/2019(e)	1,722	1,569	3.53%, 08/04/2023(e)	2,359	2,369
WEX Inc, Term Loan B					$31,716
4.28%, 06/24/2023(e)	1,194	1,212
			Electronics - 0.06%
		$33,898	TTM Technologies Inc, Term Loan B
Computers - 0.41%			5.25%, 05/07/2021(e)	2,472	2,512
CSRA Inc, Term Loan B
3.28%, 10/06/2022(e)	1,243	1,254	Engineering & Construction - 0.04%
iQor US Inc, Term Loan B			Engility Corp, Term Loan B2
6.00%, 02/19/2021(e)	2,713	2,628	4.75%, 08/04/2023(e),(i)	187	189
Optiv Security Inc, Term Loan			4.75%, 08/14/2023(e)	1,341	1,355
4.25%, 01/13/2024(e)	2,000	2,012			$1,544
Riverbed Technology Inc, Term Loan B			Entertainment - 0.74%
4.25%, 04/25/2022(e)	2,251	2,268	CCM Merger Inc, Term Loan B
Western Digital Corp, Term Loan B			4.03%, 07/30/2021(e)	1,418	1,428
4.53%, 04/29/2023(e)	7,164	7,202
			Delta 2 Lux Sarl, Term Loan
Xerox Business Services LLC, Term Loan B			0.00%, 02/24/2024(e),(i)	545	546
6.28%, 11/22/2023(e)	1,511	1,535
			Delta 2 Lux Sarl, Term Loan B
		$16,899	8.07%, 07/29/2022(e)	2,650	2,654
Consumer Products - 0.66%			Delta 2 Lux Sarl, Term Loan B3
Dell International LLC, Term Loan			5.07%, 07/30/2021(e)	8,218	8,240
0.00%, 09/07/2023(e),(i)	5,000	5,031	Lions Gate Entertainment Corp, Term Loan
4.04%, 06/02/2023(e)	10,235	10,297	B
Dell International LLC, Term Loan A2			3.77%, 10/13/2023(e)	1,600	1,612
3.04%, 06/02/2021(e)	5,135	5,143	Scientific Games International Inc, Term Loan
Dell International LLC, Term Loan A3			B3
2.79%, 05/31/2019(e)	3,500	3,506	4.85%, 10/01/2021(e)	11,863	12,046
Prestige Brands Inc, Term Loan B4			William Morris Endeavor Entertainment LLC,
3.75%, 01/20/2024(e)	1,500	1,518	Term Loan B
Spectrum Brands Inc, Term Loan B			4.29%, 05/06/2021(e)	2,594	2,601
3.40%, 06/23/2022(e)	1,583	1,602	WMG Acquisition Corp, Term Loan
		$27,097	3.75%, 10/20/2023(e)	1,192	1,195
Cosmetics & Personal Care - 0.05%					$30,322
Revlon Consumer Products Corp, Term Loan			Environmental Control - 0.15%
B			Advanced Disposal Services Inc, Term Loan
4.28%, 07/21/2023(e)	1,995	2,006	B
			3.50%, 11/10/2023(e)	6,074	6,135
Distribution & Wholesale - 0.28%
G-III Apparel Group Ltd, Term Loan B			Food- 1.03%
6.25%, 10/05/2022(e)	663	656	AdvancePierre Foods Inc, Term Loan B
HD Supply Inc, Term Loan B			4.00%, 05/26/2023(e)	1,638	1,659
3.75%, 08/13/2021(e)	1,604	1,615	Albertsons LLC, Term Loan B4
3.75%, 10/16/2023(e)	2,893	2,914	3.78%, 08/25/2021(e)	12,436	12,583
Univar USA Inc, Term Loan B			Albertsons LLC, Term Loan B6
3.61%, 07/01/2022(e)	6,105	6,122	4.30%, 06/22/2023(e)	9,319	9,451
		$11,307	Chobani LLC, Term Loan B
			5.25%, 09/29/2023(e)	2,000	2,024

See accompanying notes.

62

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Food (continued)			Holding Companies - Diversified - 0.21%
Moran Foods LLC, Term Loan B			Emerald Expositions Holding Inc, Term Loan
7.00%, 12/01/2023(e)	$1,000	$991	B
Pinnacle Foods Finance LLC, Term Loan B			4.75%, 06/17/2020(e)	$2,851	$2,864
0.00%, 01/30/2024(e),(i)	3,078	3,093	Travelport Finance Luxembourg Sarl, Term
SUPERVALU Inc, Term Loan			Loan B
5.50%, 03/21/2019(e)	1,979	1,994	0.00%, 09/02/2021(e),(i)	700	705
US Foods Inc, Term Loan B			Travelport Finance Luxembourg Sarl, Term
3.50%, 06/27/2023(e)	9,700	9,819	Loan C
Wilton Brands LLC, Term Loan			4.29%, 09/02/2021(e)	5,037	5,073
8.50%, 08/22/2018(e)	860	838			$8,642
		$42,452	Household Products & Wares - 0.04%
Gas- 0.00%			Dell International LLC, Term Loan A1
Southcross Holdings Borrower LP, Term Loan			2.79%, 12/31/2018(e)	1,688	1,688
B
4.50%, PIK 5.50%, 04/13/2023(c),(e),(h)	34	28	Insurance - 0.13%
			Alliant Holdings Intermediate LLC, Term
Healthcare - Products - 0.39%			Loan B
Alere Inc, Term Loan B			4.50%, 07/27/2022(e)	2,831	2,856
4.25%, 06/10/2022(e)	250	250	HUB International Ltd, Term Loan B
Carestream Health Inc, Term Loan			4.03%, 09/17/2020(e)	2,597	2,617
9.50%, 12/15/2019(e)	729	615			$5,473
Carestream Health Inc, Term Loan B			Internet - 0.36%
5.00%, 06/05/2019(e)	5,107	4,917	Ancestry.com Operations Inc, Term Loan B
ConvaTec Inc, Term Loan			4.25%, 10/19/2023(e)	2,400	2,427
3.28%, 10/13/2023(e)	3,153	3,175	EIG Investors Corp, Term Loan B
DJO Finance LLC, Term Loan B			6.53%, 11/09/2019(e)	1,347	1,351
4.25%, 06/24/2020(e)	1,724	1,692	TIBCO Software Inc, Term Loan B
Kinetic Concepts Inc, Term Loan B			5.50%, 12/04/2020(e)	5,768	5,839
4.28%, 01/26/2024(e)	2,899	2,897	Uber Technologies Inc, Term Loan B
Sterigenics-Nordion Holdings LLC, Term			5.00%, 07/07/2023(e)	4,385	4,397
Loan B			Zayo Group LLC, Delay-Draw Term Loan
4.25%, 05/06/2022(e)	2,349	2,347	B3
		$15,893	0.00%, 01/12/2024(e),(i)	228	230
Healthcare - Services - 0.74%			Zayo Group LLC, Term Loan B2
Ardent Legacy Acquisitions Inc, Term Loan			3.50%, 01/12/2024(e)	473	477
B					$14,721
6.50%, 07/30/2021(e)	244	243	Investment Companies - 0.02%
CHS/Community Health Systems Inc, Term			AI Mistral Luxembourg Subco Sarl, Term
Loan F			Loan
4.18%, 01/25/2018(e)	27	27	0.00%, 01/17/2024(e),(i)	1,000	1,002
CHS/Community Health Systems Inc, Term
Loan G			Leisure Products & Services - 0.16%
3.75%, 12/13/2019(e)	3,099	3,071	Equinox Holdings Inc, Term Loan B
CHS/Community Health Systems Inc, Term			6.50%, 01/31/2020(e)	1,203	1,203
Loan H			Life Time Fitness Inc, Term Loan B
4.00%, 01/14/2021(e)	4,475	4,397	0.00%, 06/03/2022(e),(i)	299	301
DaVita Inc, Term Loan B			4.00%, 06/10/2022(e)	1,970	1,979
3.53%, 06/24/2021(e)	1,674	1,695	Planet Fitness Holdings LLC, Term Loan B
Envision Healthcare Corp, Term Loan C			4.34%, 03/31/2021(e)	2,240	2,254
4.00%, 11/17/2023(e)	2,000	2,024	Sabre GLBL Inc, Term Loan B
HCA Inc, Term Loan			3.53%, 02/16/2024(e)	987	994
3.03%, 02/15/2024(e)	3,491	3,523			$6,731
4.03%, 03/01/2023(e)	3,709	3,736
			Lodging - 0.23%
Heartland Dental LLC, Term Loan			Boyd Gaming Corp, Term Loan B
5.50%, 12/21/2018(e)	3,398	3,401	3.78%, 08/07/2020(e)	679	682
IASIS Healthcare LLC, Term Loan B2			Boyd Gaming Corp, Term Loan B2
4.50%, 05/03/2018(e)	3,047	3,046	3.76%, 08/16/2023(e)	2,121	2,143
MPH Acquisition Holdings LLC, Term Loan			CityCenter Holdings LLC, Term Loan B
B			3.75%, 10/16/2020(e)	2,126	2,152
5.00%, 05/25/2023(e)	1,900	1,929	Hilton Worldwide Finance LLC, Term Loan
New Millennium Holdco Inc, Term Loan			B1
7.50%, 12/21/2020(e)	1,115	563	3.50%, 09/23/2020(e)	201	202
Quorum Health Corp, Term Loan
6.79%, 04/29/2022(e)	681	678	Hilton Worldwide Finance LLC, Term Loan
			B2
Select Medical Corp, Term Loan F			3.28%, 10/26/2023(e)	3,128	3,141
6.01%, 03/03/2021(e)	1,159	1,163	Intrawest Operations Group LLC, Term Loan
Tennessee Merger Sub Inc, Term Loan			B
3.75%, 01/12/2024(e)	944	942	4.50%, 11/26/2020(e)	1,239	1,249
		$30,438			$9,569

See accompanying notes.

63

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Machinery - Construction & Mining - 0.05%			Mining (continued)
North American Lifting Holdings Inc, Term			FMG Resources August 2006 Pty Ltd, Term
Loan			Loan B
5.50%, 11/26/2020(c),(e)	$1,029	$944	3.75%, 06/30/2019(e)	$2,032	$2,043
Vertiv Intermediate Holding II Corp, Term					$6,029
Loan B			Miscellaneous Manufacturers - 0.14%
6.03%, 09/29/2023(e)	1,161	1,169	Gates Global LLC, Term Loan B
		$2,113	4.25%, 06/11/2021(e)	5,800	5,801
Machinery - Diversified - 0.55%
Aspen Merger Sub Inc, Term Loan			Oil & Gas - 0.28%
5.25%, 09/26/2023(e)	2,294	2,314	Drillships Financing Holding Inc, Term Loan
Columbus McKinnon Corp/NY, Term Loan			B1
4.00%, 01/19/2024(e)	2,000	2,011	6.06%, 02/02/2021(e)	2,198	1,798
Gardner Denver Inc, Term Loan			Fieldwood Energy LLC, Term Loan
4.56%, 07/23/2020(e)	10,516	10,490	8.00%, 08/31/2020(e)	2,418	2,300
RBS Global Inc, Term Loan B			8.37%, 09/17/2020(e)	2,845	2,497
3.77%, 08/21/2023(e)	2,468	2,482	8.38%, 09/20/2020(e)	884	663
Zebra Technologies Corp, Term Loan B			Fieldwood Energy LLC, Term Loan B
3.45%, 10/27/2021(e)	3,392	3,432	3.88%, 09/28/2018(e)	1,864	1,770
Zodiac Pool Solutions LLC, Term Loan			MEG Energy Corp, Term Loan B
5.50%, 12/14/2023(e)	1,750	1,762	4.54%, 12/31/2023(e)	1,500	1,508
		$22,491	Seadrill Operating LP, Term Loan B
Media- 2.10%			4.00%, 02/12/2021(e)	1,060	794
Altice US Finance I Corp, Term Loan B					$11,330
3.78%, 01/21/2025(e)	4,800	4,850	Oil & Gas Services - 0.03%
CBS Radio Inc, Term Loan B			Seventy Seven Operating LLC, Term Loan B
4.50%, 10/06/2023(e)	2,111	2,130	3.78%, 06/17/2021(e)	1,377	1,364
Charter Communications Operating LLC,
Term Loan F			Packaging & Containers - 0.35%
0.00%, 01/19/2021(e),(i)	499	501	Berry Plastics Corp, Term Loan J
2.79%, 01/03/2021(e)	2,977	2,989	3.29%, 01/12/2024(e)	2,500	2,515
Charter Communications Operating LLC,			Reynolds Group Holdings Inc, Term Loan B
Term Loan I			3.96%, 02/05/2023(e)	11,571	11,658
3.03%, 01/15/2024(e)	6,753	6,794	SIG Combibloc PurchaseCo Sarl, Term Loan
Cumulus Media Holdings Inc, Term Loan B			B
4.25%, 12/18/2020(e)	8,436	6,145	4.00%, 02/03/2022(e)	238	241
Gray Television Inc, Term Loan B2					$14,414
3.28%, 02/02/2024(e)	596	601	Pharmaceuticals - 0.80%
Houghton Mifflin Harcourt Publishers Inc,			Catalent Pharma Solutions Inc, Term Loan B
Term Loan B			3.75%, 05/20/2021(e)	4,941	4,999
4.00%, 05/11/2021(e)	3,177	2,949	Change Healthcare Holdings LLC, Term
iHeartCommunications Inc, Term Loan D-			Loan
EXT			0.00%, 02/03/2024(e),(i)	14,000	14,058
7.53%, 01/22/2019(e)	30,305	26,297	DPx Holdings BV, Term Loan B
iHeartCommunications Inc, Term Loan E			4.25%, 01/22/2021(e)	2,196	2,205
8.28%, 07/30/2019(e)	3,386	2,929	Grifols Worldwide Operations USA Inc, Term
McGraw-Hill Global Education Holdings			Loan B
LLC, Term Loan			2.97%, 01/24/2025(e)	6,000	6,020
5.00%, 05/02/2022(e)	3,636	3,571	inVentiv Group Holdings Inc, Term Loan B
Mediacom Illinois LLC, Term Loan K			4.79%, 09/29/2023(e)	4,250	4,276
3.00%, 02/15/2024(e)	489	491	Valeant Pharmaceuticals International Inc,
Mission Broadcasting Inc, Term Loan B			Term Loan BD2
3.77%, 09/26/2023(e)	481	488	5.03%, 02/13/2019(e)	240	241
Nexstar Broadcasting Inc, Term Loan B			Valeant Pharmaceuticals International Inc,
3.77%, 09/26/2023(e)	5,064	5,141	Term Loan BE1
Springer Science+Business Media GmbH,			5.27%, 06/26/2020(e)	404	406
Term Loan B9			Vizient Inc, Term Loan B
4.50%, 08/14/2020(e)	1,920	1,918	5.00%, 02/13/2023(e)	660	669
Tribune Media Co, Term Loan C					$32,874
3.78%, 01/26/2024(e)	4,814	4,855
			Real Estate - 0.11%
Virgin Media Bristol LLC, Term Loan I			Capital Automotive LP, Term Loan
3.52%, 01/31/2025(e)	4,000	4,015	6.00%, 04/18/2020(e)	2,161	2,178
WideOpenWest Finance LLC, Term Loan			Capital Automotive LP, Term Loan B
4.53%, 08/18/2023(e)	2,846	2,864	4.00%, 04/05/2019(e)	761	768
Ziggo Secured Finance Partnership, Term			Realogy Group LLC, Term Loan B
Loan E			3.03%, 07/20/2022(e)	1,507	1,518
0.00%, 04/15/2025(e),(i)	6,650	6,669
					$4,464
		$86,197	REITS- 0.19%
Mining - 0.15%			ESH Hospitality Inc, Term Loan B
Fairmount Santrol Inc, Term Loan B1			3.78%, 08/17/2023(e)	2,893	2,912
4.50%, 09/05/2019(e)	371	364	Uniti Group Inc, Term Loan B
Fairmount Santrol Inc, Term Loan B2			4.00%, 10/24/2022(e)	5,004	5,026
4.50%, 09/05/2019(e)	3,673	3,622
					$7,938

See accompanying notes.

64

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Retail - 0.95%			Software (continued)
1011778 BC ULC, Term Loan			Magic Newco LLC, Term Loan B
3.25%, 02/16/2024(e)	$6,053	$6,049	5.00%, 12/02/2018(e)	$2,469	$2,476
Academy Ltd, Term Loan B			Rackspace Hosting Inc, Term Loan B
5.02%, 06/16/2022(e)	1,705	1,345	4.51%, 10/26/2023(e)	4,675	4,725
Bass Pro Group LLC, Term Loan			RP Crown Parent LLC, Term Loan B
5.72%, 05/15/2018(e)	200	200	4.50%, 09/22/2023(e)	3,000	3,025
Bass Pro Group LLC, Term Loan B			Sophia LP, Term Loan B
4.02%, 06/05/2020(e)	863	827	4.25%, 09/30/2022(e)	6,317	6,338
Belk Inc, Term Loan B			SS&C European Holdings SARL, Term Loan
5.76%, 11/18/2022(e)	1,980	1,688	B2
BJ's Wholesale Club Inc, Term Loan B			4.03%, 06/29/2022(e)	438	440
4.75%, 01/26/2024(e)	1,726	1,711	SS&C Technologies Inc, Term Loan B1
Dollar Tree Inc, Term Loan B2			4.03%, 06/29/2022(e)	4,562	4,583
4.18%, 05/26/2022(e)	3,300	3,355	Synchronoss Technologies Inc, Term Loan B
Gymboree Corp/The, Term Loan			4.08%, 01/12/2024(e)	2,500	2,506
5.00%, 02/23/2018(e)	3,832	2,125	Veritas US Inc, Term Loan B1
Hudson's Bay Co, Term Loan B			0.00%, 01/27/2023(e),(i)	5,000	4,986
4.25%, 08/12/2022(e)	1,352	1,327			$88,941
Jo-Ann Stores LLC, Term Loan			Telecommunications - 1.41%
6.26%, 09/29/2023(e)	612	606	Avaya Inc, DIP Term Loan
Petco Animal Supplies Inc, Term Loan B1			6.33%, 01/23/2018(e)	1,170	1,208
4.25%, 01/26/2023(e)	1,966	1,893	Avaya Inc, Term Loan B3
PetSmart Inc, Term Loan B			5.54%, 10/26/2017(e)	2,259	1,791
4.00%, 03/11/2022(e)	959	944	Avaya Inc, Term Loan B6
Rite Aid Corp, Term Loan 1			6.53%, 03/31/2018(e)	3,621	2,884
5.75%, 07/07/2020(e)	3,500	3,509	Avaya Inc, Term Loan B7
Rite Aid Corp, Term Loan 2			6.46%, 04/30/2020(e)	4,244	3,388
4.88%, 06/11/2021(e)	12,950	12,993	Cincinnati Bell Inc, Term Loan B
Serta Simmons Bedding LLC, Term Loan			4.00%, 08/20/2020(e)	826	833
4.54%, 10/20/2023(e)	478	480	CommScope Inc, Term Loan B
		$39,052	3.28%, 12/29/2022(e)	612	618
Semiconductors - 0.19%			Consolidated Communications Inc, Term
Cavium Inc, Term Loan B			Loan
3.78%, 08/10/2022(e)	3,062	3,089	0.00%, 10/05/2023(e),(i)	2,500	2,514
Microsemi Corp, Term Loan B			DigitalGlobe Inc, Term Loan B
2.94%, 12/17/2022(e)	1,352	1,361	3.53%, 12/22/2023(e)	3,250	3,262
ON Semiconductor Corp, Term Loan B			FairPoint Communications Inc, Term Loan B
4.03%, 03/31/2023(e)	3,142	3,169	7.50%, 02/14/2019(e)	146	147
		$7,619	Intelsat Jackson Holdings SA, Term Loan B2
Software - 2.16%			4.53%, 06/30/2019(e)	23,853	23,690
Blackboard Inc, Term Loan B4			Sprint Communications Inc, Term Loan
6.02%, 06/30/2021(e)	4,059	4,081	3.31%, 01/31/2024(e)	10,000	10,014
BMC Software Finance Inc, Term Loan B			UPC Financing Partnership, Term Loan AP
5.00%, 08/07/2020(e)	6,359	6,391	3.52%, 04/15/2025(e)	6,000	6,020
Cengage Learning Inc, Term Loan B			Windstream Services LLC, Term Loan B6
5.25%, 06/07/2023(e)	6,963	6,572	4.78%, 03/29/2021(e)	1,496	1,506
Compuware Corp, Term Loan B3					$57,875
5.25%, 12/15/2021(e)	5,664	5,662	Transportation - 0.13%
DTI Holdco Inc, Term Loan B			CEVA Group PLC, SYNTH LOC
6.27%, 09/23/2023(e)	1,696	1,691	6.50%, 03/19/2021(e)	371	323
Evergreen Skills Lux Sarl, Term Loan			CEVA Group PLC, Term Loan
5.83%, 04/23/2021(e)	1,856	1,697	6.54%, 03/12/2021(e)	525	457
9.33%, 04/28/2022(e)	732	510	6.54%, 03/19/2021(e)	66	57
First Data Corp, Term Loan C			CEVA Intercompany BV, Term Loan
000%, 07/08/2022 (e),(i)	300	302	6.54%, 03/19/2021(e)	381	331
3.78%, 03/24/2021(e)	16,717	16,860	Commercial Barge Line Co, Term Loan B
Genesys Telecommunications Laboratories			9.75%, 11/06/2020(e)	963	908
Inc, Term Loan B			HGIM Corp, Term Loan B
5.02%, 12/01/2023(e)	4,700	4,754	5.50%, 06/12/2020(e)	2,176	1,790
Infor US Inc, Term Loan B			XPO Logistics Inc, Term Loan B2
0.00%, 06/03/2020(e),(i)	377	377	4.25%, 11/01/2021(e)	1,644	1,658
3.75%, 02/01/2022(e)	4,603	4,606			$5,524
Informatica LLC, Term Loan B			Trucking & Leasing - 0.18%
4.50%, 06/03/2022(e)	1,187	1,180	Avolon TLB Borrower 1 Luxembourg Sarl,
Kronos Inc/MA, Term Loan B			Term Loan B2
5.03%, 10/20/2023(e)	1,800	1,820	0.00%, 01/20/2022(e),(i)	7,091	7,214
LANDesk Software Group Inc, Term Loan
5.25%, 01/19/2024(e)	2,500	2,512	TOTAL SENIOR FLOATING RATE INTERESTS		$782,586
MA FinanceCo LLC, Term Loan B2
4.79%, 11/20/2021(e)	346	349	U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 14.22%	Amount (000's)	Value (000's)
MA FinanceCo LLC, Term Loan C			U.S. Treasury - 2.83%
4.79%, 10/07/2021(e)	495	498	0.68%, 10/31/2017(e),(f)	$10,000	$10,011

See accompanying notes.

65

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(f)	All or a portion of this security is owned by the DRA Cayman Corporation,
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	which is a 100% owned subsidiary of the fund.
U.S. Treasury (continued)			(g) Rate shown is the discount rate of the original purchase.
0.68%, 01/31/2019(e),(f)	$10,000	$10,001	(h)	Payment in kind; the issuer has the option of paying additional securities
0.69%, 10/31/2018(e),(f),(j)	18,000	18,018	in lieu of cash.
0.71%, 04/30/2018(e),(f),(j)	20,000	20,034	(i)	This Senior Floating Rate Note will settle after February 28, 2017, at
0.79%, 01/31/2018(e),(f),(j)	20,000	20,047	which time the interest rate will be determined.
0.88%, 07/15/2017	3,000	3,002	(j) Security or a portion of the security was pledged to cover margin
0.88%, 02/15/2047	3,680	3,691	requirements for futures contracts. At the end of the period, the value of
1.00%, 11/30/2018(f)	8,000	7,979	these securities totaled $30,060 or 0.73% of net assets.
1.88%, 09/30/2017(f),(k)	10,300	10,368	(k) Security or a portion of the security was pledged to cover margin
1.88%, 10/31/2017	1,000	1,007	requirements for swap and/or swaption contracts. At the end of the period,
2.25%, 11/30/2017(f)	12,000	12,127	the value of these securities totaled $1,153 or 0.03% of net assets.
		$116,285
U.S. Treasury Inflation-Indexed Obligations - 11.39%
0.13%, 04/15/2019	30,998	31,606	Portfolio Summary (unaudited)
0.13%, 04/15/2020	30,904	31,487
			Sector	Percent
0.13%, 04/15/2021	17,383	17,626
			Government	22.97%
0.13%, 01/15/2022	18,233	18,447
			Financial	14.05%
0.13%, 07/15/2022	15,511	15,712
			Energy	13.21%
0.13%, 01/15/2023	23,235	23,343
			Basic Materials	10.61%
0.13%, 07/15/2024	27,114	27,047
			Consumer, Non-cyclical	8.55%
0.13%, 07/15/2026	19,657	19,322
			Industrial	7.24%
0.25%, 01/15/2025	16,804	16,766
			Investment Companies	6.91%
0.38%, 07/15/2023	16,397	16,753
			Utilities	6.87%
0.38%, 07/15/2025	13,992	14,120
			Communications	4.10%
0.38%, 01/15/2027	17,491	17,553
			Consumer, Cyclical	3.86%
0.63%, 07/15/2021	18,909	19,701
			Technology	2.76%
0.63%, 01/15/2024	18,181	18,742
			Diversified	0.45%
0.63%, 01/15/2026	19,665	20,162
			Purchased Options	0.01%
0.63%, 02/15/2043	8,129	7,662
			Purchased Interest Rate Swaptions	0.01%
0.75%, 02/15/2042	9,843	9,578
			Other Assets and Liabilities	(1.60)%
0.75%, 02/15/2045	7,569	7,333
1.00%, 02/15/2046	7,286	7,530	TOTAL NET ASSETS	100.00%
1.13%, 01/15/2021	12,610	13,332
1.25%, 07/15/2020	7,661	8,148
1.38%, 01/15/2020	5,379	5,696
1.38%, 02/15/2044	9,670	10,836
1.75%, 01/15/2028	7,312	8,339
2.00%, 01/15/2026	7,354	8,409
2.13%, 02/15/2040	5,654	7,208
2.13%, 02/15/2041	11,694	14,994
2.38%, 01/15/2025	8,810	10,240
2.38%, 01/15/2027	6,897	8,223
2.50%, 01/15/2029	5,958	7,354
3.38%, 04/15/2032	5,055	7,180
3.63%, 04/15/2028	6,678	8,956
3.88%, 04/15/2029	6,298	8,801
		$468,206
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
	OBLIGATIONS	$584,491
TOTAL PURCHASED OPTIONS - 0.01%		$517

TOTAL PURCHASED INTEREST RATE SWAPTIONS -0.01%		$452
Total Investments		$4,174,490
Other Assets and Liabilities - (1.60)%		$(65,690)
TOTAL NET ASSETS - 100.00%		$4,108,800

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable;
however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $578 or 0.01% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $40,855 or 0.99% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,437 or 1.37% of net assets.
(e)	Variable Rate. Rate shown is in effect at February 28, 2017.

See accompanying notes.

66

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	04/20/2017	CAD	3,754,958	$2,850	$2,829	$—	$(21)
Barclays Bank PLC	04/20/2017	EUR	43,989,000	47,214	46,704	—	(510)
Barclays Bank PLC	04/20/2017	JPY	3,628,296,800	31,926	32,371	470	(25)
Barclays Bank PLC	04/20/2017	NOK	23,807,176	2,786	2,842	56	—
Citigroup Inc	05/08/2017	GBP	3,855,000	4,826	4,790	—	(36)
Commonwealth Associates	05/08/2017	GBP	1,061,680	1,335	1,319	—	(16)
Deutsche Bank AG	04/20/2017	AUD	4,716,000	3,608	3,611	7	(4)
Deutsche Bank AG	04/20/2017	CZK	141,178,400	5,578	5,559	—	(19)
Deutsche Bank AG	04/20/2017	EUR	12,733,000	13,662	13,519	—	(143)
Deutsche Bank AG	04/20/2017	JPY	404,942,479	3,596	3,613	17	—
Deutsche Bank AG	04/20/2017	NOK	60,088,214	7,189	7,172	—	(17)
Deutsche Bank AG	04/20/2017	RUB	153,180,429	2,509	2,599	90	—
Deutsche Bank AG	04/20/2017	TRY	11,333,749	3,012	3,073	61	—
Deutsche Bank AG	04/20/2017	TWD	37,596,000	1,205	1,228	23	—
Deutsche Bank AG	04/20/2017	ZAR	40,866,452	3,012	3,091	79	—
Deutsche Bank AG	05/08/2017	GBP	9,538,320	11,949	11,852	—	(97)
JPMorgan Chase	04/20/2017	AUD	22,533,178	17,083	17,252	192	(23)
JPMorgan Chase	04/20/2017	BRL	13,463,082	4,217	4,280	63	—
JPMorgan Chase	04/20/2017	CAD	3,160,240	2,402	2,381	—	(21)
JPMorgan Chase	04/20/2017	CHF	36,094,580	36,287	36,055	35	(267)
JPMorgan Chase	04/20/2017	CLP	1,838,745,000	2,818	2,821	3	—
JPMorgan Chase	04/20/2017	COP	8,959,555,440	3,012	3,040	28	—
JPMorgan Chase	04/20/2017	EUR	110,125,328	117,493	116,923	64	(634)
JPMorgan Chase	04/20/2017	GBP	4,043,371	5,025	5,022	14	(17)
JPMorgan Chase	04/20/2017	JPY	16,512,202,627	145,481	147,317	1,884	(48)
JPMorgan Chase	04/20/2017	KRW	4,831,782,550	4,217	4,263	46	—
JPMorgan Chase	04/20/2017	MXN	26,025,279	1,204	1,286	82	—
JPMorgan Chase	04/20/2017	NOK	234,915,983	27,942	28,041	254	(155)
JPMorgan Chase	04/20/2017	NZD	23,360,000	16,356	16,795	439	—
JPMorgan Chase	04/20/2017	RUB	83,470,965	1,383	1,416	33	—
JPMorgan Chase	04/20/2017	SEK	219,715,483	24,542	24,413	55	(184)
JPMorgan Chase	04/20/2017	TRY	4,724,275	1,205	1,281	76	—
JPMorgan Chase	04/20/2017	ZAR	55,105,083	4,040	4,168	128	—
Morgan Stanley & Co	05/08/2017	GBP	5,970,000	7,471	7,418	—	(53)
Total						$4,199	$(2,290)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/06/2017	GBP	1,273,000	$1,581	$1,580	$1	$—
Bank of America NA	04/05/2017	EUR	787,000	835	835	—	—
Bank of America NA	04/05/2017	JPY	485,826,000	4,333	4,332	1	—
Barclays Bank PLC	04/05/2017	GBP	2,900,000	3,606	3,601	5	—
Barclays Bank PLC	04/20/2017	CHF	6,028,013	6,025	6,021	4	—
Barclays Bank PLC	04/20/2017	EUR	31,217,000	33,189	33,144	117	(72)
Barclays Bank PLC	04/20/2017	JPY	1,918,335,641	16,832	17,115	—	(283)
Barclays Bank PLC	04/20/2017	KRW	3,351,033,060	2,787	2,957	—	(170)
BNP Paribas	03/06/2017	NZD	5,521,000	4,029	3,976	53	—
Citigroup Inc	04/05/2017	AUD	1,699,000	1,302	1,301	1	—
Citigroup Inc	05/08/2017	GBP	840,000	1,052	1,044	8	—
Deutsche Bank AG	04/20/2017	AUD	3,144,869	2,406	2,408	1	(3)
Deutsche Bank AG	04/20/2017	CHF	5,387,579	5,418	5,381	43	(6)
Deutsche Bank AG	04/20/2017	EUR	16,957,000	17,970	18,003	14	(47)
Deutsche Bank AG	04/20/2017	NZD	1,679,000	1,199	1,207	—	(8)
Deutsche Bank AG	04/20/2017	SEK	99,586,934	11,250	11,065	185	—
Deutsche Bank AG	04/20/2017	ZAR	41,176,483	3,012	3,114	—	(102)
HSBC Securities Inc	03/06/2017	EUR	327,000	347	346	1	—
HSBC Securities Inc	03/06/2017	GBP	266,000	331	330	1	—
HSBC Securities Inc	05/08/2017	GBP	19,620,000	24,583	24,380	203	—
JPMorgan Chase	04/20/2017	AUD	33,461,695	25,255	25,619	—	(364)
JPMorgan Chase	04/20/2017	CAD	9,051,885	6,857	6,819	38	—
JPMorgan Chase	04/20/2017	CHF	16,631,816	16,498	16,614	13	(129)
JPMorgan Chase	04/20/2017	CLP	1,866,660,100	2,754	2,864	—	(110)
JPMorgan Chase	04/20/2017	EUR	137,344,667	146,758	145,823	1,035	(100)
JPMorgan Chase	04/20/2017	GBP	2,151,405	2,613	2,672	—	(59)
JPMorgan Chase	04/20/2017	HKD	43,207,672	5,577	5,570	7	—
JPMorgan Chase	04/20/2017	HUF	977,672,729	3,340	3,369	—	(29)
JPMorgan Chase	04/20/2017	JPY	15,854,037,327	139,440	141,445	3	(2,008)
JPMorgan Chase	04/20/2017	MXN	2,248,633	104	111	—	(7)
JPMorgan Chase	04/20/2017	NOK	245,340,827	29,028	29,285	90	(347)
JPMorgan Chase	04/20/2017	NZD	23,783,165	17,295	17,100	202	(7)
JPMorgan Chase	04/20/2017	SEK	56,939,541	6,372	6,326	55	(9)
JPMorgan Chase	04/20/2017	SGD	4,032,232	2,829	2,879	—	(50)
Morgan Stanley & Co	03/06/2017	EUR	541,000	582	573	9	—

See accompanying notes.

67

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
National Australia Bank	03/06/2017	AUD	1,727,000	$1,307	$1,324	$	— $	(17)
National Australia Bank	04/05/2017	NZD	6,800,779	4,892	4,892		—	—
Northern Trust	03/06/2017	GBP	993,000	1,238	1,232		6	—
State Street Financial	03/06/2017	GBP	368,000	457	457		—	—
State Street Financial	04/05/2017	EUR	576,000	612	611		1	—
UBS AG	03/06/2017	JPY	971,652,789	8,505	8,651		—	(146)
UBS AG	04/05/2017	JPY	485,826,000	4,340	4,332		8	—
Westpac Banking Corp	03/06/2017	NZD	1,280,000	919	922		—	(3)
Total							$2,105	$(4,076)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2018		Short	206	$50,731			$50,473	$258
Australia 10 Year Bond; March 2017		Short	37	3,628			3,638	(10)
Brent Crude; July 2017(a)		Long	108	6,208			6,157	(51)
Brent Crude; May 2017(a)		Long	422	23,808			23,847	39
Coffee 'C'; May 2017(a)		Long	173	9,483			9,251	(232)
Copper; May 2017(a)		Long	463	32,152			31,415	(737)
Corn; May 2017(a)		Long	1,603	30,279			29,956	(323)
Cotton No.2; December 2017(a)		Long	61	2,184			2,269	85
Cotton No.2; July 2017(a)		Long	2	75			77	2
Cotton No.2; May 2017(a)		Long	89	3,377			3,397	20
Euro Bund 10 Year Bund; March 2017		Short	94	16,355			16,536	(181)
Euro Buxl 30 Year Bond; March 2017		Short	1	181			184	(3)
Euro Schatz; March 2017		Short	670	79,779			79,952	(173)
Euro-BTP; March 2017		Short	16	2,237			2,253	(16)
Euro-BTP; March 2017		Short	12	1,431			1,432	(1)
Euro-Oat; March 2017		Long	104	16,366			16,521	155
Gasoline RBOB; May 2017 (a)		Long	209	15,651			15,411	(240)
Gold 100 oz; April 2017(a)		Long	170	20,667			21,316	649
Gold 100 oz; December 2017(a)		Long	199	23,937			25,195	1,258
Japan 10 Year Bond TSE; March 2017		Short	7	9,358			9,382	(24)
KC HRW Wheat; May 2017 (a)		Long	212	4,933			4,913	(20)
Lean Hogs; April 2017(a)		Long	128	3,521			3,461	(60)
Lean Hogs; June 2017(a)		Long	191	5,980			5,931	(49)
Live Cattle; April 2017 (a)		Long	118	5,468			5,566	98
Live Cattle; June 2017 (a)		Long	217	9,325			9,335	10
LME Nickel; March 2017 (a)		Short	—	497			—	(497)
LME Nickel; May 2017(a)		Long	161	10,370			10,603	233
LME PRI Alum; December 2017(a)		Long	414	18,322			20,043	1,721
LME Zinc; December 2017 (a)		Long	44	2,380			3,101	721
LME Zinc; June 2017(a)		Long	116	7,242			8,201	959
Natural Gas; May 2017(a)		Long	941	28,797			27,007	(1,790)
NY Harb ULSD; May 2017(a)		Long	207	14,398			14,338	(60)
Silver; May 2017(a)		Long	194	17,470			17,915	445
Soybean Meal; December 2017(a)		Long	36	1,208			1,195	(13)
Soybean Meal; May 2017(a)		Long	326	11,043			10,967	(76)
Soybean Oil; May 2017(a)		Long	519	10,323			10,566	243
Soybean; May 2017(a)		Long	455	23,708			23,563	(145)
Sugar #11; July 2017(a)		Long	97	2,129			2,071	(58)
Sugar #11; May 2017(a)		Long	473	10,728			10,187	(541)
UK 10 Year Gilt; June 2017		Short	52	8,169			8,209	(40)
US 10 Year Note; June 2017		Long	10	1,249			1,246	(3)
US 10 Year Ultra Note; June 2017		Short	61	8,147			8,170	(23)
US 2 Year Note; June 2017		Short	97	21,005			20,991	14
US 5 Year Note; June 2017		Long	509	59,978			59,911	(67)
US Long Bond; June 2017		Short	81	12,289			12,284	5
US Ultra Bond; June 2017		Short	55	8,841			8,898	(57)

See accompanying notes.

68

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

Futures Contracts (continued)

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Wheat; May 2017 (a)	Long	607	$13,198	$13,468	$	270
WTI Crude; July 2017 (a)	Long	102	5,633	5,610	(23)
WTI Crude; May 2017(a)	Long	406	21,974	22,099	125
Total	$1,797

Amounts in thousands except contracts
(a) All or a portion of this security is owned by the DRA Cayman Corporation,

Interest Rate Swaps

(Pay)/
Receive	Upfront
Floating	Fixed	Expiration	Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.63%	09/13/2017	$12,807	$—	$(176)	$	— $	(176)
Consumers
NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	1.59%	09/13/2018	12,807	—	268	268	—
Consumers
NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	7,960	—	299	299	—
Consumers
NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Receive	1.13%	12/08/2021	EUR	5,370	—	50	50	—
HICP Ex Tobacco
Unrevised Series
NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.41%	12/08/2026	5,370	—	(50)	—	(50)
HICP Ex Tobacco
Unrevised Series
NSA
Total	$—	$391	$617	$(226)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

(Pay)/
Receive	Upfront
Floating	Fixed	Expiration	Notional	Premiums	Unrealized
Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
3 Month LIBOR	Pay	1.73%	08/31/2046	$910	$(160)	$(18)	$(178)
3 Month LIBOR	Receive	1.86%	01/09/2020	16,350	—	22	22
3 Month LIBOR	Pay	2.68%	01/07/2027	4,110	—	(10)	(10)
3 Month LIBOR	Receive	2.05%	08/31/2021	15,750	1	(18)	(17)
3 Month LIBOR	Receive	2.45%	11/15/2026	2,360	—	(12)	(12)
US Federal Funds	Receive	1.68%	08/31/2021	5,230	—	(6)	(6)
Effective Rate
(continuous series)
6MonthGBP	Receive	1.61%	02/15/2047	GBP	8,255	1	(569)	(568)
LIBOR
UK RPI All Items	Pay	3.62%	02/15/2047	4,590	—	323	323
NSA
UK RPI All Items	Pay	3.52%	02/15/2027	6,570	—	36	36
NSA
Total	$(158)	$(252)	$(410)

Amounts in thousands

Interest Rate Swaptions

Pay/
Receive	Upfront
Purchased Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017 $	2,320	$105	$7	$	(98)
Rate Swap	LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	2.68% 01/13/2021	335	31	42	11
Rate Swap	LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021	1,020	136	126	(10)
Rate Swap	LIBOR

See accompanying notes.

69

			Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2017 (unaudited)

Interest Rate Swaptions (continued)

				Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional	Premiums				Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date	Amount			Paid/(Received)			Value		Appreciation/(Depreciation)
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive		3.25% 01/06/2022		$11,800			$286		$277		$			(9)
Rate Swap		LIBOR
Total										$558		$452		$			(106)

				Pay/
			Receive					Upfront
Written Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional	Premiums				Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date	Amount			Paid/(Received)			Value		Appreciation/(Depreciation)
Call - 2 Year Interest	Barclays Bank PLC	3 Month	Receive		0.90% 06/08/2018		$2,500			$(13	) $		(1	) $			12
Rate Swap		LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive		0.90% 06/08/2018		22,700			(113)			(9)				104
Rate Swap		LIBOR
Put - 2 Year Interest	Barclays Bank PLC	3 Month		Pay	1.90% 06/08/2018		2,500			(8)			(19)				(11)
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month		Pay	1.90% 06/08/2018		21,200			(90)		(162)					(72)
Rate Swap		LIBOR
Total										$(224	) $	(191		) $			33

Amounts in thousands

Options

							Upfront Premiums								Unrealized
Purchased Options Outstanding		Exercise Price			Expiration Date	Contracts	Paid/(Received)			Fair Value			Appreciation/(Depreciation)
Call - EUR versus GBP		EUR	0.86	05/19/2017		11,396,000		$216		$196			$				(20)
Call - EUR versus USD		EUR	1.15	03/09/2017		29,800,000		1,064				—			(1,064)
Call - USD versus CHF			$1.03	03/17/2017		16,725,000		286				6					(280)
Call - USD versus JPY		$122.00		05/17/2017		1,600,000		166				52					(114)
Call - USD versus KRW		$1,200.00		03/20/2017		11,150,000		209				2					(207)
Put - AUD versus USD		AUD	0.74	05/09/2017		15,692,000		172				66					(106)
Put - EUR versus USD		EUR	1.03	03/13/2017		23,195,000		29				4					(25)
Put - GBP versus USD		GBP	1.23	05/22/2017		11,915,000		206		191							(15)
Total								$2,348		$517					$(1,831)

							Upfront Premiums								Unrealized
Written Options Outstanding		Exercise Price			Expiration Date	Contracts	Paid/(Received)			Fair Value			Appreciation/(Depreciation)
Call - EUR versus GBP		EUR	0.89	05/19/2017		17,050,000		$(113	) $			(88)	$				25
Call - EUR versus USD		EUR	1.09	05/12/2017		4,640,000		(54)				(31)					23
Call - GBP versus USD		GBP	1.29	03/31/2017		3,890,000		(42)				(4)					38
Call - GBP versus USD		GBP	1.29	05/22/2017		7,945,000		(72)				(45)					27
Call - USD versus CHF			$1.07	03/17/2017		25,088,000		(136)				—					136
Call - USD versus KRW		$1,250.00		03/20/2017		16,725,000		(131)				(1)					130
Put - GBP versus USD		GBP	1.20	05/22/2017		11,915,000		(109)				(92)					17
Total								$(657	) $	(261				) $			396

Amounts in thousands except contracts

Total Return Swaps

						Pay/Receive	Financing	Expiration							Fair Value
Counterparty (Issuer)	Reference Entity				Contracts	Positive Return	Rate			Date		Notional Amount				Asset	Liability
Macquarie Bank Limited Swaps	Bloomberg Commodity Index 2				75,226	Receive	0.68%			03/02/2017			$30,000			$ 147	$—
	Month Forward Total Return (a)
Total															$147		$—

Amounts in thousands except contracts
(a) All or a portion of this security is owned by the DRA Cayman Corporation,

See accompanying notes.

70

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 8.58%	Shares Held	Value(000	's)		Principal
Money Market Funds - 8.58%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	1,262,718	$1,263		Telecommunications - 4.54%
				Frontier Communications Corp
TOTAL INVESTMENT COMPANIES		$1,263		11.00%, 09/15/2025	$165	$166
				GTT Escrow Corp
	Principal			7.88%, 12/31/2024(a)	120	126
BONDS- 26.39%	Amount (000's)	Value(000	's)
Banks- 0.92%				Intelsat Jackson Holdings SA
				8.00%, 02/15/2024(a)	70	76
Popular Inc
7.00%, 07/01/2019	$130	$136		Sprint Corp
				7.88%, 09/15/2023	270	300
Chemicals - 0.96%						$668
Consolidated Energy Finance SA				TOTAL BONDS		$3,887
6.75%, 10/15/2019(a)	140	142		SENIOR FLOATING RATE INTERESTS -	Principal
				69.89%	Amount (000's)	Value(000	's)
Diversified Financial Services - 3.44%				Automobile Manufacturers - 0.71%
Ally Financial Inc				Navistar Inc, Term Loan B
5.75%, 11/20/2025	285	301		5.00%, 08/07/2020(b)	$104	$104
Credit Acceptance Corp
7.38%, 03/15/2023	200	206		Beverages - 0.58%
		$507		9941762 Canada Inc, Term Loan B1
				4.75%, 11/15/2023(b)	85	86
Gas- 2.46%
NGL Energy Partners LP / NGL Energy
Finance Corp				Chemicals - 4.86%
7.50%, 11/01/2023(a)	345	363		A Schulman Inc, Term Loan B
				4.03%, 05/11/2022(b)	117	117
Healthcare - Products - 0.79%				Aruba Investments Inc, Term Loan B
Universal Hospital Services Inc				4.50%, 02/02/2022(b)	69	69
7.63%, 08/15/2020	115	116		Emerald Performance Materials LLC, Term
				Loan
				8.75%, 07/22/2022(b)	265	264
Healthcare - Services - 1.00%
Tenet Healthcare Corp				Ineos US Finance LLC, Term Loan B
4.46%, 06/15/2020(b)	145	147		3.75%, 03/31/2022(b)	109	110
				Methanol Holdings Trinidad Ltd, Term Loan
Insurance - 1.32%				B
Voya Financial Inc				4.28%, 06/16/2022(b)	158	156
5.65%, 05/15/2053(b)	190	194				$716
				Coal- 0.51%
Machinery - Diversified - 0.96%				Peabody Energy Corp, Term Loan EXIT
Cloud Crane LLC				0.00%, 02/08/2022(b),(c)	75	75
10.13%, 08/01/2024 (a)	130	142
				Commercial Services - 0.75%
Media- 2.34%				Prime Security Services Borrower LLC, Term
DISH DBS Corp				Loan
5.88%, 11/15/2024	180	192		4.25%, 05/02/2022(b)	110	111
WideOpenWest Finance LLC /
WideOpenWest Capital Corp				Computers - 0.77%
10.25%, 07/15/2019	145	153		CompuCom Systems Inc, Term Loan B
		$345		4.25%, 05/09/2020(b)	140	113
Miscellaneous Manufacturers - 1.27%
Bombardier Inc				Consumer Products - 2.50%
7.50%, 03/15/2025(a)	180	187		Dell International LLC, Term Loan B
				4.04%, 09/07/2023(b)	204	206
Oil & Gas - 5.03%				Prestige Brands Inc, Term Loan B4
Continental Resources Inc/OK				3.53%, 01/20/2024(b)	160	162
4.50%, 04/15/2023	180	176				$368
Halcon Resources Corp				Diversified Financial Services - 3.08%
8.63%, 02/01/2020(a)	255	267		Delos Finance Sarl, Term Loan
MEG Energy Corp				3.25%, 10/06/2023(b)	270	272
6.50%, 01/15/2025(a)	90	88		Russell Investments US Institutional Holdco
Whiting Petroleum Corp				Inc, Term Loan B
5.75%, 03/15/2021	210	209		6.75%, 05/10/2023(b)	179	181
		$740				$453
Pipelines - 0.26%				Electric - 1.13%
Tesoro Logistics LP / Tesoro Logistics				Dynegy Inc, Term Loan C1
Finance Corp				4.25%, 06/27/2023(b)	165	167
6.38%, 05/01/2024	35	38
				Entertainment - 4.14%
Real Estate - 1.10%				CCM Merger Inc, Term Loan B
Crescent Communities LLC/Crescent				4.03%, 08/06/2021(b)	184	185
Ventures Inc				Eldorado Resorts Inc, Term Loan B
8.88%, 10/15/2021(a)	155	162		4.25%, 07/15/2022(b)	201	203
				Lions Gate Entertainment Corp, Term Loan
				B
				3.77%, 10/13/2023(b)	116	117

See accompanying notes.

71

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Entertainment (continued)			Oil & Gas (continued)
WMG Acquisition Corp, Term Loan			Seadrill Operating LP, Term Loan B
3.75%, 10/20/2023(b)	$104	$104	4.00%, 02/12/2021(b)	$83	$62
		$609			$517
Food- 4.84%			Oil & Gas Services - 1.45%
B&G Foods Inc, Term Loan B			Navios Maritime Midstream Partners LP,
3.78%, 10/21/2022(b)	303	306	Term Loan B
JBS USA LUX SA, Term Loan B			5.50%, 06/15/2020(b)	215	214
3.28%, 10/30/2022(b)	405	407
		$713	Packaging & Containers - 2.68%
Forest Products & Paper - 0.95%			Berry Plastics Corp, Term Loan I
Caraustar Industries Inc, Term Loan B			3.28%, 10/01/2022(b)	183	185
8.00%, 05/01/2019(b)	140	140	Coveris Holdings SA, Term Loan B
			4.50%, 05/08/2019(b)	164	164
Healthcare - Products - 3.57%			Flex Acquisition Co Inc, Term Loan
DJO Finance LLC, Term Loan B			4.25%, 12/16/2023(b)	45	45
0.00%, 06/08/2020(b),(c)	145	142			$394
Kinetic Concepts Inc, Term Loan B			Pharmaceuticals - 2.55%
0.00%, 01/26/2024(b),(c)	165	165	DPx Holdings BV, Term Loan B
Mallinckrodt International Finance SA, Term			4.25%, 01/22/2021(b)	146	147
Loan B			Endo Luxembourg Finance Co I Sarl, Term
3.50%, 03/19/2021(b)	217	218	Loan B
		$525	3.81%, 06/24/2022(b)	134	134
Healthcare - Services - 6.36%			Valeant Pharmaceuticals International Inc,
Acadia Healthcare Co Inc, Term Loan B2			Term Loan BF1
3.78%, 02/16/2023(b)	292	294	5.53%, 04/01/2022(b)	94	94
CHS/Community Health Systems Inc, Term					$375
Loan F			REITS- 1.75%
0.00%, 01/25/2018(b),(c)	120	120	iStar Inc, Term Loan B
Lantheus Medical Imaging Inc, Term Loan B			4.75%, 07/01/2020(b)	115	117
7.00%, 06/24/2022(b)	147	147	MGM Growth Properties Operating
MPH Acquisition Holdings LLC, Term Loan			Partnership LP, Term Loan B
B			3.28%, 04/25/2023(b)	139	140
5.00%, 05/25/2023(b)	258	262			$257
Radnet Management Inc, Term Loan B			Retail - 10.71%
4.30%, 06/30/2023(b)	113	114	Academy Ltd, Term Loan B
		$937	5.02%, 06/16/2022(b)	185	146
Insurance - 2.32%			Comfort Holding LLC, Term Loan
Asurion LLC, Term Loan			0.00%, 01/31/2025(b),(c)	55	53
8.50%, 02/19/2021(b)	85	86	5.75%, 02/02/2024(b)	145	145
Lonestar Intermediate Super Holdings LLC,			Dollar Tree Inc, Term Loan B2
PIK Term Loan			4.19%, 07/06/2022(b)	205	208
10.00%, PIK 10.75%, 08/10/2021(b),(d)	245	255	FOCUS Brands Inc, Term Loan
		$341	5.00%, 10/03/2023(b)	91	93
Lodging - 0.86%			JC Penney Corp Inc, Term Loan B
Hilton Worldwide Finance LLC, Term Loan			5.30%, 06/09/2023(b)	158	156
B1			KFC Holding Co, Term Loan B
3.50%, 10/25/2023(b)	9	9	3.53%, 06/02/2023(b)	204	206
Hilton Worldwide Finance LLC, Term Loan			Landry's Inc, Term Loan
B2			4.03%, 09/21/2023(b)	160	162
3.28%, 10/25/2023(b)	118	118	Michaels Stores Inc, Term Loan B1
		$127	3.75%, 01/27/2023(b)	132	131
Media- 2.15%			PetSmart Inc, Term Loan B
SFR Group SA, Term Loan B7			4.00%, 03/11/2022(b)	281	277
5.29%, 01/08/2024(b)	169	170			$1,577
Univision Communications Inc, Term Loan			Software - 0.60%
C4			Evergreen Skills Lux Sarl, Term Loan
4.00%, 03/01/2020(b)	146	147	4.00%, 04/08/2021(b)	88	88
		$317
Mining - 1.18%			Telecommunications - 3.76%
			GTT Communications Inc, Term Loan
FMG Resources August 2006 Pty Ltd, Term			5.00%, 12/13/2023(b)	120	122
Loan B
3.75%, 06/30/2019(b)	173	174	Level 3 Financing Inc, Term Loan B
			0.00%, 02/17/2024(b),(c)	310	311
Oil & Gas - 3.51%			Radiate Holdco LLC, Term Loan
			3.78%, 12/09/2023(b)	120	121
California Resources Corp, Term Loan
11.37%, 12/31/2021 (b)	30	34			$554
Chesapeake Energy Corp, Term Loan 1.5
8.55%, 08/17/2021(b)	310	335
Drillships Financing Holding Inc, Term Loan
B1
6.06%, 03/31/2021(b)	106	86

See accompanying notes.

72

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)
Trucking & Leasing - 1.62%
Avolon TLB Borrower 1 US LLC, Term Loan
B2
0.00%, 01/20/2022(b),(c)	$235	$239

TOTAL SENIOR FLOATING RATE INTERESTS		$10,291
Total Investments		$15,441
Other Assets and Liabilities - (4.86)%		$(716)
TOTAL NET ASSETS - 100.00%		$14,725

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,553 or 10.55% of net assets.
(b)	Variable Rate. Rate shown is in effect at February 28, 2017.
(c)	This Senior Floating Rate Note will settle after February 28, 2017, at which time the interest rate will be determined.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.93%
Consumer, Cyclical	16.42%
Financial	13.93%
Communications	12.78%
Energy	10.76%
Investment Companies	8.58%
Basic Materials	7.95%
Industrial	6.54%
Utilities	3.60%
Technology	1.37%
Other Assets and Liabilities	(4.86)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

73

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 38.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.03%				Automobile Parts & Equipment (continued)
Gendai Agency Inc	4,300	$24		Sumitomo Rubber Industries Ltd	87,700	$1,447
Interpublic Group of Cos Inc/The (a)	29,345	707		Tokai Rika Co Ltd	20,500	413
Relia Inc	12,700	127		Toyo Tire & Rubber Co Ltd	46,565	755
		$858		Toyoda Gosei Co Ltd	22,900	584
Aerospace & Defense - 0.33%				Toyota Industries Corp	1,905	93
Arconic Inc	41,663	1,199				$13,475
B/E Aerospace Inc	27,717	1,763		Banks - 2.87%
Cobham PLC	479,334	713		Australia & New Zealand Banking Group Ltd	207,237	4,905
IHI Corp	145,453	453		Banco Bilbao Vizcaya Argentaria SA	99,360	647
Jamco Corp	6,750	148		Banco Santander SA	532,377	2,895
Leonardo SpA (b)	48,988	674		Bank of America Corp (a)	362,408	8,944
Lockheed Martin Corp	4,853	1,294		Bank of New York Mellon Corp/The (a)	46,080	2,172
Rolls-Royce Holdings PLC (b)	196,106	1,915		Bank of Nova Scotia/The	20,300	1,178
Ste Industrielle d'Aviation Latecoere SA (b)	12,828	56		BNC Bancorp	481	17
Ultra Electronics Holdings PLC	24,439	588		BNP Paribas SA	11,966	700
Zodiac Aerospace	30,234	887		CaixaBank SA	167,423	583
		$9,690		Capital One Financial Corp	26,460	2,484
Agriculture - 0.13%				Cardinal Financial Corp	16,142	504
				Citigroup Inc (a)	181,408	10,850
Altria Group Inc	9,979	748
Archer-Daniels-Midland Co (a)	26,010	1,222		Credit Suisse Group AG (b)	120,037	1,811
Philip Morris International Inc (a)	2,114	231		Fifth Third Bancorp (a)	115,020	3,156
Reynolds American Inc	24,421	1,503		First Citizens BancShares Inc/NC	1,514	539
		$3,704		First Republic Bank/CA	21,886	2,053
				Goldman Sachs Group Inc/The (a)	12,434	3,084
Airlines - 0.53%
American Airlines Group Inc (a)	79,941	3,706		Japan Post Bank Co Ltd	129,300	1,620
Delta Air Lines Inc (a)	39,400	1,967		JPMorgan Chase & Co (a)	4,619	419
Deutsche Lufthansa AG	78,363	1,147		M&T Bank Corp	21,056	3,516
Japan Airlines Co Ltd	125,875	4,113		Mediobanca SpA	99,370	796
Southwest Airlines Co (a)	19,631	1,135		Mitsubishi UFJ Financial Group Inc	364,693	2,413
Spirit Airlines Inc (b)	18,552	969		Mizuho Financial Group Inc	324,000	605
United Continental Holdings Inc (a),(b)	32,075	2,377		Morgan Stanley (a)	77,110	3,522
		$15,414		National Australia Bank Ltd	76,186	1,869
				National Bank of Greece SA (b)	1,003,938	255
Apparel - 0.30%
Crocs Inc (b)	27,429	182		Oita Bank Ltd/The	25,300	100
				Pacific Continental Corp	7,643	192
Descente Ltd	4,900	57
Michael Kors Holdings Ltd (a),(b)	14,880	543		PNC Financial Services Group Inc/The	47,611	6,058
				PrivateBancorp Inc	16,369	927
NIKE Inc	116,736	6,673		Raiffeisen Bank International AG (b)	91,072	2,020
Ralph Lauren Corp (a)	8,431	669
				Regions Financial Corp (a)	47,480	725
Sanyo Shokai Ltd	79,000	125
				Shinsei Bank Ltd	147,000	268
VF Corp	10,622	557		Standard Chartered PLC (b)	91,075	816
		$8,806		State Street Corp (a)	20,190	1,609
Automobile Manufacturers - 0.48%				Sumitomo Mitsui Financial Group Inc	22,200	865
Daimler AG	28,786	2,091		Sumitomo Mitsui Trust Holdings Inc	10,270	369
Fuji Heavy Industries Ltd	22,800	853		SVB Financial Group (b)	3,392	648
General Motors Co (a)	89,208	3,286
				Tochigi Bank Ltd/The	18,100	92
Hino Motors Ltd	34,730	403		Tokyo TY Financial Group Inc	5,825	198
Honda Motor Co Ltd	27,100	840		UBS Group AG	40,095	618
Mazda Motor Corp	32,600	456		US Bancorp (a)	8,610	474
Mitsubishi Motors Corp	79,740	515		Wells Fargo & Co (a)	79,653	4,610
Nissan Motor Co Ltd	202,600	1,993		Westpac Banking Corp	2,732	71
PACCAR Inc	21,000	1,403		Yadkin Financial Corp	22,710	762
Shinmaywa Industries Ltd	8,526	88
						$82,959
Suzuki Motor Corp	2,520	99
Volkswagen AG	12,492	1,892		Beverages - 0.34%
				Carlsberg A/S	1,440	126
		$13,919
				Coca-Cola Amatil Ltd	100,566	790
Automobile Parts & Equipment - 0.47%				Coca-Cola Co/The	36,061	1,513
Aisan Industry Co Ltd	18,000	155		Heineken NV	68,232	5,636
Aisin Seiki Co Ltd	23,600	1,173		Monster Beverage Corp (b)	42,602	1,765
Allison Transmission Holdings Inc	33,189	1,194
						$9,830
Calsonic Kansei Corp	11,355	130
				Biotechnology - 0.67%
Daikyonishikawa Corp	20,380	272		Alexion Pharmaceuticals Inc (a),(b)	23,810	3,125
Delphi Automotive PLC	28,101	2,139		Amgen Inc (a)	15,127	2,670
Exedy Corp	9,800	280		Biogen Inc (a),(b),(c)	22,313	6,440
Goodyear Tire & Rubber Co/The (a)	22,747	797
				Gilead Sciences Inc (a)	31,570	2,225
Keihin Corp	18,300	306		Illumina Inc (b)	7,540	1,262
Mobileye NV (b)	23,841	1,085
				Regeneron Pharmaceuticals Inc (a),(b)	6,040	2,256
NGK Insulators Ltd	19,270	415		United Therapeutics Corp (a),(b)	10,250	1,514
NGK Spark Plug Co Ltd	21,170	480
Nissin Kogyo Co Ltd	16,400	291				$19,492
NOK Corp	16,900	387		Building Materials - 0.69%
Rheinmetall AG	9,085	693		BRAAS Monier Building Group SA	25,362	676
Showa Corp	26,520	220		Cie de Saint-Gobain	16,955	813
Stanley Electric Co Ltd	5,896	166		CRH PLC	21,067	712

See accompanying notes.

74

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Building Materials (continued)				Commercial Services (continued)
Forterra Inc (b)	258,108	$5,118		PayPal Holdings Inc (a),(b)	53,836	$2,261
Headwaters Inc (b)	30,676	706		QinetiQ Group PLC	150,339	516
Ibstock PLC (d)	237,794	586		Randstad Holding NV	12,485	727
Johnson Controls International plc	40,020	1,678		Robert Half International Inc (a)	14,508	700
LafargeHolcim Ltd (b)	21,994	1,251		TechnoPro Holdings Inc	11,920	418
Lennox International Inc	13,140	2,163		Temp Holdings Co Ltd	12,442	211
Martin Marietta Materials Inc	2,505	541		TransUnion (b)	44,169	1,638
Masco Corp	125,804	4,250				$26,579
Norbord Inc	15,725	458		Computers - 1.45%
Sanwa Holdings Corp	20,600	195		Accenture PLC - Class A (a)	24,040	2,945
Taiheiyo Cement Corp	44,000	154		Apple Inc (a)	29,538	4,047
Wienerberger AG	35,696	703		Atos SE	7,497	887
		$20,004		Brocade Communications Systems Inc	898,599	11,061
Chemicals - 2.25%				Dell Technologies Inc Class V (b)	121,101	7,689
Agrium Inc	14,270	1,378		Ferrotec Corp	17,200	226
Air Products & Chemicals Inc	40,695	5,716		Fujitsu Ltd	166,480	967
Akzo Nobel NV	8,908	597		Gemalto NV	29,081	1,751
Ashland Global Holdings Inc (a)	26,291	3,173		Hewlett Packard Enterprise Co (a)	62,077	1,417
Axalta Coating Systems Ltd (b)	137,961	4,016		HP Inc (a)	113,940	1,979
Chemours Co/The	41,331	1,391		International Business Machines Corp (a)	12,391	2,228
Chemtura Corp (b)	30,600	1,014		Melco Holdings Inc	4,200	124
Daicel Corp	54,525	662		Mentor Graphics Corp	34,247	1,271
Denka Co Ltd	36,700	191		NET One Systems Co Ltd	25,900	198
DIC Corp	3,040	111		NetApp Inc (a)	34,950	1,462
Dow Chemical Co/The (a)	35,130	2,187		NeuStar Inc (b)	7,571	251
Eastman Chemical Co (a)	10,030	805		Obic Co Ltd	9,600	447
EI du Pont de Nemours & Co	3,951	310		Otsuka Corp	1,267	64
Evonik Industries AG	9,614	308		SCSK Corp	11,040	406
FMC Corp (a)	11,240	648		Seagate Technology PLC (a)	11,705	564
International Flavors & Fragrances Inc (a)	8,670	1,090		TDK Corp	1,400	95
JSR Corp	37,960	649		Western Digital Corp (a)	25,975	1,998
Koninklijke DSM NV	1,429	94				$42,077
LANXESS AG	19,995	1,357		Consumer Products - 0.03%
Linde AG	1,889	307		Avery Dennison Corp (a)	8,840	714
Monsanto Co	97,463	11,095		Kimberly-Clark Corp (a)	461	61
Mosaic Co/The (a)	10,481	327				$775
Nippon Shokubai Co Ltd	2,960	196		Cosmetics & Personal Care - 0.30%
Nissan Chemical Industries Ltd	4,562	147		Ci:z Holdings Co Ltd	4,148	122
Novozymes A/S	6,907	266		Colgate-Palmolive Co (a)	32,331	2,359
Platform Specialty Products Corp (b)	173,955	2,294
				Coty Inc	197,510	3,709
Praxair Inc (a),(c)	47,882	5,684
				Estee Lauder Cos Inc/The	5,139	426
Sherwin-Williams Co/The	3,195	986		Kao Corp	3,845	199
Sumitomo Chemical Co Ltd	36,060	201		Kose Corp	2,598	223
Syngenta AG	31,864	13,734		Lion Corp	10,200	176
Teijin Ltd	3,900	75		Procter & Gamble Co/The (a)	15,787	1,438
Tokyo Ohka Kogyo Co Ltd	3,330	108				$8,652
Toray Industries Inc	26,646	239		Distribution & Wholesale - 0.32%
Valspar Corp/The (a)	16,990	1,890
				Fastenal Co	81,242	4,064
Westlake Chemical Corp	27,526	1,746		HD Supply Holdings Inc (b)	16,973	730
		$64,992		ITOCHU Corp	10,610	154
Coal - 0.00%				Marubeni Corp	134,700	872
Alpha Natural Resources Holdings Inc (b)	153	1		Mitsubishi Corp	85,800	1,937
Contura Energy Inc - Warrants (b)	17	—
				Nippon Gas Co Ltd	3,101	92
		$1		PALTAC Corporation	4,279	121
Commercial Services - 0.92%				Trusco Nakayama Corp	9,460	213
AerCap Holdings NV (a),(b)	6,872	311		WESCO International Inc (b)	14,792	1,028
AMERCO	2,476	957		Yondoshi Holdings Inc	2,370	54
ANR Inc (b)	153	3				$9,265
Automatic Data Processing Inc	14,121	1,449		Diversified Financial Services - 1.02%
Benesse Holdings Inc	9,400	289		AEON Financial Service Co Ltd	31,200	604
Capita PLC	108,473	758		Alliance Data Systems Corp (a)	8,216	1,996
CEB Inc	11,611	900		American Express Co (a)	52,726	4,221
Cintas Corp	9,426	1,112		Bats Global Markets Inc (a)	28,437	999
CoStar Group Inc (b)	6,695	1,360		Blackhawk Network Holdings Inc (b)	2,212	81
Everi Holdings Inc (b)	604,682	1,965		BlackRock Inc	3,586	1,389
FreakOut Holdings inc (b)	2,033	52		Element Comm Aviation (b),(e),(f),(g)	280	2,768
Kyoritsu Maintenance Co Ltd	5,774	362		Franklin Resources Inc (a)	11,580	498
Macquarie Infrastructure Corp	82,118	6,318		Hellenic Exchanges - Athens Stock Exchange	63,583	310
ManpowerGroup Inc (a)	23,390	2,270		SA

Moody's Corp	3,791	422		Ichigo Inc	41,100	130
Nielsen Holdings PLC (a)	33,344	1,479		Ichiyoshi Securities Co Ltd	18,600	146
Nomura Co Ltd	3,324	55		Invesco Ltd (a)	16,850	542
Outsourcing Inc	1,350	46		Julius Baer Group Ltd (b)	12,407	607

See accompanying notes.

75

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
Kenedix Inc	33,200	$131		Toshiba Plant Systems & Services Corp	6,750	$95
Matsui Securities Co Ltd	10,586	87		Toyo Engineering Corp	76,000	183
Nomura Holdings Inc	32,002	207		Vinci SA	8,643	623
SEI Investments Co (a)	10,232	515				$4,112
SLM Corp (b)	197,203	2,364		Entertainment - 0.20%
Synchrony Financial (a)	97,612	3,537		Avex Group Holdings Inc	8,600	126
T Rowe Price Group Inc (a)	10,989	783		Genting Singapore PLC	1,775,000	1,252
Visa Inc	82,896	7,290		Isle of Capri Casinos Inc (b)	12,818	311
Zenkoku Hosho Co Ltd	6,140	200		OPAP SA	37,672	339
		$29,405		Pinnacle Entertainment Inc (b)	101,292	1,758
Electric - 0.58%				Sankyo Co Ltd	26,550	940
American Electric Power Co Inc (a)	3,186	213		Sega Sammy Holdings Inc	73,451	1,081
Atco Ltd/Canada	24,600	841		Universal Entertainment Corp	2,314	85
Duke Energy Corp (a)	14,790	1,221				$5,892
Dynegy Inc (b)	187,448	1,507		Environmental Control - 0.25%
E.ON SE	94,970	737		Clean Harbors Inc (b)	29,268	1,696
Electric Power Development Co Ltd	4,000	94		Daiseki Co Ltd	2,300	49
Engie SA	122,650	1,501		METAWATER Co Ltd	1,300	33
eRex Co Ltd	2,200	68		Waste Connections Inc	62,120	5,429
Exelon Corp (a)	54,976	2,018				$7,207
FirstEnergy Corp (a)	112,283	3,641
				Food - 0.95%
Fortum OYJ	32,549	499		Aryzta AG (b)	10,017	324
Hokuriku Electric Power Co	51,300	507		Barry Callebaut AG (b)	262	339
Origin Energy Ltd (b)	68,071	341
				Belc Co Ltd	2,000	81
PPL Corp (a)	33,730	1,244		Casino Guichard Perrachon SA	37,386	1,978
Southern Co/The (a)	11,337	576
				Distribuidora Internacional de Alimentacion	29,023	161
Westar Energy Inc	33,268	1,796		SA
		$16,804		Empire Co Ltd	28,300	356
Electrical Components & Equipment - 0.11%				Ezaki Glico Co Ltd	7,616	367
AMETEK Inc	26,832	1,448		General Mills Inc (a)	7,951	480
Emerson Electric Co (a)	6,157	370		Hershey Co/The (a)	26,185	2,837
Funai Electric Co Ltd	19,600	169		Ingredion Inc (a)	3,000	363
Legrand SA	9,079	513		Itoham Yonekyu Holdings Inc (b)	19,600	195
Schneider Electric SE	7,705	522		J Sainsbury PLC	53,662	178
Ushio Inc	15,800	202		METRO AG	32,885	1,019
W-Scope Corp	4,500	75		Mondelez International Inc	61,643	2,708
		$3,299		Morinaga & Co Ltd/Japan	2,610	118
Electronics - 0.38%				Pinnacle Foods Inc	22,498	1,285
Agilent Technologies Inc	8,333	428		Safeway, Inc. - CVR - Casa Ley (b),(e),(g)	11,050	—
Alps Electric Co Ltd	25,027	743		Safeway, Inc. - CVR - Property Development	11,050	—
Avnet Inc (a)	15,890	732		Centers (b),(e),(f),(g)
Corning Inc (a)	74,750	2,064		Sysco Corp (a)	25,800	1,360
Fortive Corp (a)	10,525	607		Tate & Lyle PLC	115,187	1,064
Garmin Ltd (a)	31,157	1,608		Tesco PLC (b)	606,496	1,417
Hirose Electric Co Ltd	6,700	899		Toyo Suisan Kaisha Ltd	30,400	1,116
Hitachi High-Technologies Corp	5,700	237		Tyson Foods Inc	4,732	296
Hitachi Maxell Ltd	4,848	95		WhiteWave Foods Co/The (b)	169,799	9,352
Horiba Ltd	520	29				$27,394
Hosiden Corp	26,000	228		Forest Products & Paper - 0.24%
Japan Aviation Electronics Industry Ltd	14,919	206		International Paper Co (a)	93,922	4,949
Keysight Technologies Inc (b)	17,361	653		Oji Holdings Corp	291,000	1,394
Kuroda Electric Co Ltd	8,700	181		Smurfit Kappa Group PLC	22,920	609
MINEBEA MITSUMI Inc	36,000	443				$6,952
Nichicon Corp	25,100	241		Gas - 0.15%
Nippon Ceramic Co Ltd	7,200	153		CenterPoint Energy Inc (a)	59,543	1,627
Siix Corp	6,298	239		Osaka Gas Co Ltd	384,000	1,483
Taiyo Yuden Co Ltd	16,310	217		UGI Corp	18,089	873
TokyoSeimitsuCoLtd	7,020	228		WGL Holdings Inc	4,568	381
Waters Corp (a),(b)	4,342	673
						$4,364
Yaskawa Electric Corp	3,336	62		Hand & Machine Tools - 0.04%
Yokogawa Electric Corp	3,700	58		Disco Corp	723	109
		$11,024		DMG Mori Co Ltd	11,100	175
Engineering & Construction - 0.14%				Fuji Electric Co Ltd	59,000	326
ACS Actividades de Construccion y Servicios	14,449	453		Makita Corp	1,638	113
SA				SMC Corp/Japan	348	99
Chiyoda Corp	39,800	255		Stanley Black & Decker Inc (a)	1,817	231
Fluor Corp (a)	23,120	1,280
						$1,053
Fraport AG Frankfurt Airport Services	1,788	112		Healthcare - Products - 0.55%
Worldwide				ABIOMED Inc (b)	6,954	820
JGC Corp	21,900	393		Alere Inc (b)	21,641	829
Kyudenko Corp	15,757	398		Align Technology Inc (b)	24,350	2,502
Nippon Densetsu Kogyo Co Ltd	2,800	49		Asahi Intecc Co Ltd	4,790	189
Skanska AB	11,406	271		Baxter International Inc (a)	39,449	2,009

See accompanying notes.

76

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Insurance (continued)
Boston Scientific Corp (b)	33,374	$819		MS&AD Insurance Group Holdings Inc	8,300	$281
Cynosure Inc (b)	990	65		Muenchener Rueckversicherungs-Gesellschaft	5,833	1,102
Edwards Lifesciences Corp (a),(b)	19,502	1,834		AG in Muenchen
Getinge AB	24,307	412		NN Group NV	19,059	593
Hologic Inc (b)	28,221	1,145		Progressive Corp/The (a)	8,951	351
Medtronic PLC (a)	57,282	4,635		Prudential Financial Inc (a)	19,364	2,140
Zeltiq Aesthetics Inc (b)	9,604	532		RenaissanceRe Holdings Ltd (a)	4,935	729
		$15,791		T&D Holdings Inc	45,500	698
Healthcare - Services - 0.60%				Tokio Marine Holdings Inc	11,264	494
Acadia Healthcare Co Inc (b)	10,145	454		Travelers Cos Inc/The (a)	6,100	746
Ain Holdings Inc	2,423	174		Unum Group	22,015	1,075
Anthem Inc	7,499	1,236		White Mountains Insurance Group Ltd	1,110	1,039
Centene Corp (a),(b)	19,540	1,377		Willis Towers Watson PLC	7,189	923
CMIC Holdings Co Ltd	6,800	90		XL Group Ltd (a)	74,302	3,008
DaVita Inc (a),(b)	17,980	1,248		Zurich Insurance Group AG	1,916	529
Envision Healthcare Corp (b)	19,000	1,330				$69,180
EPS Holdings Inc	7,000	97		Internet - 1.50%
HCA Holdings Inc (b)	20,851	1,819		Alibaba Group Holding Ltd ADR(b)	9,592	987
Humana Inc (a)	9,997	2,112		Alphabet Inc - A Shares (b)	6,676	5,641
Laboratory Corp of America Holdings (b)	9,621	1,369		Amazon.com Inc (b)	4,795	4,051
Miraca Holdings Inc	44,400	2,123		Dip Corp	3,600	75
Quorum Health Corp (b)	93,566	800		eBay Inc (a),(b)	64,010	2,170
Ryman Healthcare Ltd	69,178	442		en-japan Inc	3,500	68
Surgical Care Affiliates Inc (b)	7,725	438		Expedia Inc	16,195	1,928
UnitedHealth Group Inc	14,091	2,330		F5 Networks Inc (b)	676	97
		$17,439		Facebook Inc (b)	65,099	8,824
Holding Companies - Diversified - 0.14%				Global Eagle Entertainment Inc (b)	47,170	207
Jardine Matheson Holdings Ltd	25,000	1,551		GMO internet Inc	4,276	56
Leucadia National Corp (a)	93,680	2,494		Gree Inc	48,800	307
		$4,045		Itokuro Inc (b)	2,000	65
Home Builders - 0.35%				Kakaku.com Inc	127,300	1,840
Cairn Homes PLC (b)	990,145	1,343		Klarna Holding AB (b),(e),(f),(g)	808	86
Daiwa House Industry Co Ltd	6,750	185		Mixi Inc	14,500	629
DR Horton Inc (a)	50,084	1,603		MonotaRO Co Ltd	2,100	59
				Netflix Inc (b)	18,587	2,642
Iida Group Holdings Co Ltd	136,800	2,315
NVR Inc (b)	1,606	3,108		Priceline Group Inc/The (b)	1,488	2,566
PulteGroup Inc (a)	12,314	272		Proto Corp	3,000	41
Sekisui House Ltd	11,400	182		Rakuten Inc	137,100	1,359
Toll Brothers Inc (a)	35,270	1,204		SMS Co Ltd	9,445	209
		$10,212		Start Today Co Ltd	8,576	179
				Symantec Corp (a)	139,529	3,986
Home Furnishings - 0.33%
				Trade Desk Inc/The (b)	443	19
Alpine Electronics Inc	26,200	380
				Yahoo! Inc (a),(b)	87,910	4,014
Harman International Industries Inc	74,868	8,357
				Zillow Group Inc - A Shares (b)	7,426	250
Panasonic Corp	15,350	168
Pioneer Corp (b)	140,500	285		Zillow Group Inc - C Shares (b)	26,905	913
SEB SA	1,782	235				$43,268
		$9,425		Investment Companies - 0.02%
Insurance - 2.39%				EXOR NV	14,051	665
Aegon NV	118,100	627
Ageas	45,854	1,743		Iron & Steel - 0.22%
Alleghany Corp (b),(c)	1,248	806		ArcelorMittal (b)	124,800	1,096
				ArcelorMittal (b)	211,637	1,862
Allied World Assurance Co Holdings AG	6,313	333
American International Group Inc (a),(c)	174,854	11,177		Chubu Steel Plate Co Ltd	8,500	49
Assurant Inc (a)	14,822	1,467		Fortescue Metals Group Ltd	21,019	107
Assured Guaranty Ltd	111,825	4,597		Hitachi Metals Ltd	17,000	242
Berkshire Hathaway Inc - Class B (b)	8,880	1,522		Japan Steel Works Ltd/The	16,100	287
Chubb Ltd	17,334	2,395		JFE Holdings Inc	10,833	205
Cincinnati Financial Corp (a)	23,160	1,690		Kobe Steel Ltd (b)	9,500	92
CNP Assurances	13,966	259		Kyoei Steel Ltd	13,000	244
				Nakayama Steel Works Ltd (b)	7,100	50
Dai-ichi Life Holdings Inc	59,091	1,111
Delta Lloyd NV	73,898	420		Steel Dynamics Inc	21,650	792
Endurance Specialty Holdings Ltd	13,213	1,228		Tokyo Steel Manufacturing Co Ltd	51,300	444
Everest Re Group Ltd (a)	7,430	1,747		voestalpine AG	12,468	524
Fairfax Financial Holdings Ltd	3,396	1,529		Yamato Kogyo Co Ltd	10,660	303
Genworth Financial Inc (b)	54,746	224				$6,297
Hartford Financial Services Group Inc/The (a)	27,950	1,366		Leisure Products & Services - 0.13%
Japan Post Insurance Co Ltd	7,893	190		Flight Centre Travel Group Ltd	6,944	153
Lincoln National Corp (a)	20,769	1,457		Harley-Davidson Inc	62,277	3,512
Manulife Financial Corp	201,200	3,595		HIS Co Ltd	4,590	122
Mapfre SA	64,901	201		Tosho Co Ltd	1,321	57
Markel Corp (b)	3,226	3,161				$3,844
Marsh & McLennan Cos Inc	23,755	1,745		Lodging - 0.48%
MetLife Inc (a)	207,518	10,882		Choice Hotels International Inc	24,954	1,512

See accompanying notes.

77

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Lodging (continued)				Mining (continued)
Crown Resorts Ltd	9,070	$88		South32 Ltd	55,472	$106
Galaxy Entertainment Group Ltd	48,000	230		Stillwater Mining Co (b)	44,515	759
Hilton Grand Vacations Inc (b)	1	—		Sumitomo Metal Mining Co Ltd	5,939	82
Hilton Worldwide Holdings Inc	47,619	2,724		Teck Resources Ltd	21,700	434
Hyatt Hotels Corp (b)	16,821	864		Teck Resources Ltd	104,182	2,085
Las Vegas Sands Corp (a)	34,869	1,846		Turquoise Hill Resources Ltd (b)	38,400	121
Marriott International Inc/MD	4,181	364				$19,500
Melco Crown Entertainment Ltd ADR	32,097	525		Miscellaneous Manufacturers - 0.51%
Sands China Ltd	232,400	969		Amano Corp	5,119	103
Shangri-La Asia Ltd	192,000	244		Dover Corp	45,165	3,618
Wyndham Worldwide Corp (a)	33,062	2,752		Eaton Corp PLC (a)	23,880	1,719
Wynn Macau Ltd	515,600	919		EnPro Industries Inc	73,993	4,830
Wynn Resorts Ltd	8,126	781		FUJIFILM Holdings Corp	5,024	194
		$13,818		General Electric Co (a)	50,597	1,508
Machinery - Construction & Mining - 0.21%				Nikon Corp	21,800	333
ABB Ltd	43,842	990		Parker-Hannifin Corp	5,928	918
Caterpillar Inc (a)	25,470	2,462		Pentair PLC (a)	19,960	1,159
Hitachi Ltd	265,000	1,459		Sumitomo Riko Co Ltd	16,400	171
Joy Global Inc	21,637	610		Tenma Corp	5,100	96
Komatsu Ltd	5,601	135				$14,649
Mitsubishi Electric Corp	12,759	187		Office & Business Equipment - 0.02%
Tadano Ltd	11,100	142		Canon Inc	17,000	496
		$5,985		Ricoh Co Ltd	10,000	87
Machinery - Diversified - 0.47%						$583
Alstom SA (b)	97,083	2,634		Oil & Gas - 2.00%
Cummins Inc (a)	7,483	1,111		Anadarko Petroleum Corp	8,840	572
Daifuku Co Ltd	18,242	425		Apache Corp (a)	22,266	1,171
Deere & Co (a)	33,132	3,628		BP PLC	127,890	721
FANUC Corp	639	125		Calumet Specialty Products Partners LP (b)	104,257	412
Harmonic Drive Systems Inc	6,462	201		Canadian Natural Resources Ltd	4,400	126
Hisaka Works Ltd	9,600	77		Cenovus Energy Inc	8,100	102
IDEX Corp	16,954	1,563		Centennial Resource Development Inc/DE	15,994	301
Middleby Corp/The (b)	16,559	2,297		(b),(e),(f),(g)
Mitsubishi Heavy Industries Ltd	349,000	1,378		Chevron Corp (a)	23,240	2,615
Toshiba Machine Co Ltd	56,000	240		Clayton Williams Energy Inc (b)	959	130
Zuiko Corp	1,130	42		ConocoPhillips (a)	131,335	6,247
		$13,721		Diamondback Energy Inc (b)	30,018	3,027
Media - 1.02%				Eni SpA	156,871	2,420
Charter Communications Inc (b)	3,088	998		EOG Resources Inc	9,547	926
Discovery Communications Inc - C Shares	14,477	406		Exxon Mobil Corp (a)	44,060	3,583
(a),(b)				Halcon Resources Corp (b)	75,345	610
DISH Network Corp (b)	185,480	11,500		HollyFrontier Corp (a)	35,309	1,034
FactSet Research Systems Inc	7,432	1,322		Husky Energy Inc (b)	26,400	314
Gray Television Inc (b)	293,043	3,985		Idemitsu Kosan Co Ltd	2,470	80
News Corp - A Shares (a)	126,330	1,620		Inpex Corp	62,480	621
Nexstar Media Group Inc	53,736	3,705		Japan Petroleum Exploration Co Ltd	13,300	321
Nippon Television Holdings Inc	26,940	480		JX Holdings Inc	264,600	1,261
ProSiebenSat.1 Media SE	8,175	327		Marathon Oil Corp (a)	35,720	572
Time Warner Inc	18,109	1,779		Marathon Petroleum Corp (a)	34,775	1,725
Twenty-First Century Fox Inc - A Shares (a)	24,500	733		Midstates Petroleum Co Inc (b)	61,301	1,222
Viacom Inc - B Shares (a)	36,726	1,596		Newfield Exploration Co (b)	46,810	1,707
Vivendi SA	25,526	449		Occidental Petroleum Corp (a)	24,707	1,620
Wolters Kluwer NV	16,281	667		OGX Petroleo e Gas SA ADR(b)	26,974	12
		$29,567		Oil Search Ltd	192,110	1,026
Metal Fabrication & Hardware - 0.01%				Pacific Exploration and Production Corp (b)	15,370	625
Neturen Co Ltd	12,600	102		Parsley Energy Inc (b)	159,040	4,833
SKF AB	5,429	103		Pioneer Natural Resources Co	10,674	1,985
Tsubaki Nakashima Co Ltd	5,400	92		Repsol SA	127,447	1,885
		$297		Showa Shell Sekiyu KK	29,000	292
				Southwestern Energy Co (b)	198,523	1,491
Mining - 0.67%
Anglo American PLC (b)	58,646	921		Statoil ASA	75,677	1,334
Antofagasta PLC	38,659	388		Tesoro Corp (a)	41,850	3,565
				Valero Energy Corp (a)	44,014	2,991
Barrick Gold Corp	50,300	928
BHP Billiton Ltd	195,348	3,698		Western Refining Inc	31,080	1,135
Constellium NV (b)	456,062	3,717		Whiting Petroleum Corp (b)	301,798	3,275
First Quantum Minerals Ltd	36,900	384				$57,889
Freeport-McMoRan Inc (b)	26,980	362		Oil & Gas Services - 0.34%
Glencore PLC (b)	581,982	2,320		Baker Hughes Inc	34,541	2,082
Kinross Gold Corp (b)	164,100	578		C&J Energy Services Inc (b)	16,763	670
Mitsubishi Materials Corp	4,530	150		Halliburton Co	133,802	7,153
Newmont Mining Corp (a)	33,736	1,155		Saipem SpA (b)	148,096	68
Pacific Metals Co Ltd (b)	52,000	189				$9,973
Rio Tinto PLC ADR	27,037	1,123

See accompanying notes.

78

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Packaging & Containers - 0.43%				REITS (continued)
Ball Corp	47,582	$3,499		Hibernia REIT plc	538,716	$691
Berry Plastics Group Inc (b)	52,981	2,666		Hoshino Resorts REIT Inc	10	53
KapStone Paper and Packaging Corp	34,500	780		Irish Residential Properties REIT Plc	526,634	670
Multi Packaging Solutions International Ltd (b)	10,547	188		Japan Retail Fund Investment Corp	100	201
Sealed Air Corp	72,799	3,384		Kimco Realty Corp (a)	13,940	338
Silgan Holdings Inc (c)	13,239	789		Klepierre	45,260	1,681
WestRock Co	21,392	1,149		LaSalle Hotel Properties	22,003	636
		$12,455		LibertyPropertyTrust (a)	18,845	743
Pharmaceuticals - 2.37%				Macerich Co/The (a)	20,555	1,385
Actelion Ltd (b)	49,968	13,446		Milestone Apartments Real Estate Investment	1,074	17
Alfresa Holdings Corp	37,200	670		Trust
Allergan PLC (a)	21,268	5,207		National Retail Properties Inc (a)	41,505	1,878
Astellas Pharma Inc	88,400	1,191		New York REIT Inc	348,788	3,432
AstraZeneca PLC	14,000	807		Park Hotels & Resorts Inc	5,662	144
Bristol-Myers Squibb Co (a)	137,147	7,778		Prologis Inc (a)	19,927	1,017
Cardinal Health Inc (a)	43,030	3,502		Public Storage	13,818	3,143
Eisai Co Ltd	6,310	354		RioCan Real Estate Investment Trust	28,300	568
Express Scripts Holding Co (b)	5,385	380		Silver Bay Realty Trust Corp	2,268	49
Herbalife Ltd (b)	6,452	365		Smart Real Estate Investment Trust	14,100	355
Johnson & Johnson (a)	2,123	259		VEREIT Inc (a)	128,087	1,162
Mallinckrodt PLC (b)	68,581	3,595		Vornado Realty Trust	3,770	414
McKesson Corp	32,880	4,936		Weyerhaeuser Co	32,700	1,103
Mead Johnson Nutrition Co	100,055	8,784				$29,180
Medipal Holdings Corp	53,900	889		Retail - 1.86%
Merck & Co Inc	16,486	1,086		ABC-Mart Inc	11,500	694
Mitsubishi Tanabe Pharma Corp	12,500	257		Adastria Co Ltd	4,200	109
Mylan NV (b)	33,057	1,383		Advance Auto Parts Inc (c)	20,590	3,225
Nippon Shinyaku Co Ltd	6,160	333		AutoZone Inc (b)	2,453	1,807
Novartis AG	9,758	762		Bed Bath & Beyond Inc (a)	5,750	232
Novo Nordisk A/S	19,904	705		Best Buy Co Inc (a)	56,289	2,484
Ono Pharmaceutical Co Ltd	5,620	124		Cabela's Inc (b)	19,245	901
Perrigo Co PLC (a)	3,430	256		CarMax Inc (b)	7,897	510
Pfizer Inc (a)	4,153	142		Cawachi Ltd	5,400	145
Roche Holding AG	18,197	4,429		Chipotle Mexican Grill Inc (b)	2,178	912
Shire PLC ADR	18,233	3,295		Cie Financiere Richemont SA	1,776	131
STADA Arzneimittel AG	2,399	145		Citizen WatchCoLtd	40,500	263
Suzuken Co Ltd/Aichi Japan	6,395	217		Coach Inc (a)	61,459	2,341
Takeda Pharmaceutical Co Ltd	16,800	781		cocokara fine Inc	2,550	108
UCB SA	18,088	1,287		Costco Wholesale Corp	15,856	2,809
VCA Inc (b)	14,345	1,304		CST Brands Inc	35,336	1,701
		$68,669		CVS Health Corp (a)	6,637	535
Pipelines - 0.07%				Gap Inc/The (a)	50,607	1,256
Enbridge Inc	42,502	1,779		Genuine Parts Co (a)	6,326	605
Kinder Morgan Inc/DE (a)	15,579	332		H2O Retailing Corp	9,650	163
		$2,111		Honeys Holdings Co Ltd	7,080	71
Private Equity - 0.02%				HUGO BOSS AG	26,259	1,806
Kennedy-Wilson Holdings Inc	30,445	671		IDOM Inc	17,400	114
				Jand Inc (b),(e),(f),(g)	1,693	13
Real Estate - 0.19%				Joyful Honda Co Ltd	3,544	112
				Kohl's Corp (a)	7,790	332
Aeon Mall Co Ltd	17,700	272
Hang Lung Group Ltd	485,000	2,014		K's Holdings Corp	3,700	66
				L Brands Inc (a)	13,810	727
Hulic Co Ltd	17,500	167
Hysan Development Co Ltd	34,000	158		Lowe's Cos Inc	17,112	1,273
Kerry Properties Ltd	126,500	388		Luxottica Group SpA	7,270	383
LEG Immobilien AG (b)	8,043	662		Matsumotokiyoshi Holdings Co Ltd	4,850	229
Leopalace21 Corp	16,880	89		McDonald's Corp	35,872	4,579
Nomura Real Estate Holdings Inc	14,900	253		MSC Industrial Direct Co Inc	9,044	910
Realogy Holdings Corp	19,357	536		Nishimatsuya Chain Co Ltd	1,900	21
Sumitomo Real Estate Sales Co Ltd	8,100	206		Nitori Holdings Co Ltd	1,537	179
Takara Leben Co Ltd	46,800	248		O'Reilly Automotive Inc (b)	5,436	1,477
Tokyu Fudosan Holdings Corp	66,100	377		PAL GROUP Holdings Co Ltd	5,300	129
WeWork Cos Inc (b),(e),(f),(g)	979	49		Panera Bread Co (b)	8,190	1,890
				Popeyes Louisiana Kitchen Inc (b)	1,890	149
		$5,419
REITS - 1.01%				Restaurant Brands International Inc	18,400	1,004
AGNC Investment Corp (a)	99,600	1,955		Rite Aid Corp (a),(b)	177,988	1,068
American Tower Corp	6,323	726		Seria Co Ltd	1,136	89
Annaly Capital Management Inc	83,405	926		Shimamura Co Ltd	900	117
Camden Property Trust (a)	30,386	2,572		Signet Jewelers Ltd (a)	10,944	696
				Staples Inc (a)	164,978	1,483
Equinix Inc	1,685	634
Equity One Inc (a)	32,303	1,023		Swatch Group AG/The	3,260	211
GGP Inc (a)	16,157	402		Target Corp (a)	12,220	718
				TJX Cos Inc/The (a)	33,590	2,635
Grivalia Properties REIC AE	50,343	421
HCP Inc (a)	25,653	841		Tractor Supply Co (a)	6,540	464
				United Arrows Ltd	4,600	145

See accompanying notes.

79

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
USS Co Ltd	26,300	$451		Millicom International Cellular SA	7,702	$420
Walgreens Boots Alliance Inc	70,658	6,103		Motorola Solutions Inc (a)	34,539	2,727
Wal-Mart Stores Inc (a)	30,950	2,195		Nippon Telegraph & Telephone Corp	18,071	765
World Fuel Services Corp	19,678	712		Nokia OYJ	161,912	829
Xebio Holdings Co Ltd	13,100	216		Sprint Corp (b)	33,905	299
		$53,698		StarHub Ltd	95,200	195
Savings & Loans - 0.04%				Swisscom AG	1,995	878
EverBank Financial Corp (a)	61,521	1,196		Telefonaktiebolaget LM Ericsson	252,667	1,639
				Telefonica SA	160,069	1,629
Semiconductors - 1.44%				Telstra Corp Ltd	53,027	196
Applied Materials Inc (a)	34,173	1,238		T-Mobile US Inc (b)	13,977	874
Broadcom Ltd	26,197	5,526		Verizon Communications Inc (a)	27,842	1,382
InvenSense Inc (b)	47,754	590				$24,941
Lam Research Corp	761	90		Textiles - 0.06%
Lattice Semiconductor Corp (b)	32,376	229		G&K Services Inc	9,411	889
Linear Technology Corp (a)	45,222	2,920		UniFirst Corp/MA	5,928	789
MACOM Technology Solutions Holdings Inc	3,404	157				$1,678
(b)
				Toys, Games & Hobbies - 0.04%
Maxim Integrated Products Inc (a)	4,335	192		Bandai Namco Holdings Inc	25,000	720
Microchip Technology Inc	13,400	972		Nintendo Co Ltd	2,257	472
Micron Technology Inc (a),(b)	129,566	3,037		Sanrio Co Ltd	2,592	51
Miraial Co Ltd	6,500	51				$1,243
Nippon Chemi-Con Corp	67,000	203		Transportation - 0.61%
NVIDIA Corp	6,153	624		AP Moller - Maersk A/S	1,245	2,024
NXP Semiconductors NV (b)	164,047	16,865		Canadian National Railway Co	36,728	2,554
ON Semiconductor Corp (b)	7,907	120
				ComfortDelGro Corp Ltd	165,700	291
QUALCOMM Inc (a)	67,171	3,794
				CSX Corp	19,665	955
Renesas Electronics Corp (b)	9,258	75		Genesee & Wyoming Inc (b)	27,920	2,070
Rohm Co Ltd	6,540	422		Hornbeck Offshore Services Inc (b)	167,806	753
Shinkawa Ltd (b)	6,200	42
				JB Hunt Transport Services Inc	19,156	1,881
Shinko Electric Industries Co Ltd	40,300	287		Kamigumi Co Ltd	55,000	516
Skyworks Solutions Inc (a)	24,443	2,318		Kansas City Southern (a)	12,555	1,113
Sumco Corp	13,850	204		Knight Transportation Inc	13,441	439
Tokyo Electron Ltd	2,241	224		Mitsui OSK Lines Ltd	140,000	461
Ultratech Inc (b)	1,974	57		Navios Maritime Partners LP (b)	5,424	10
Xilinx Inc (a)	22,325	1,313		Nippon Yusen KK	132,769	293
		$41,550		Swift Transportation Co (b)	21,026	457
Shipbuilding - 0.04%				Union Pacific Corp	16,829	1,817
Yangzijiang Shipbuilding Holdings Ltd	1,871,700	1,235		United Parcel Service Inc (c)	19,001	2,010
						$17,644
Software - 1.09%				Water- 0.01%
Activision Blizzard Inc	30,143	1,360		Veolia Environnement SA	21,286	349
Alpha Systems Inc	1,700	29
ANSYS Inc (a),(b)	5,882	628
				TOTAL COMMON STOCKS		$1,107,769
Autodesk Inc (b)	31,598	2,727
				INVESTMENT COMPANIES - 16.57%	Shares Held	Value (000's)
CA Inc (a)	24,279	784
				Exchange Traded Funds - 0.00%
CDK Global Inc	10,000	664		TOPIX Exchange Traded Fund	12,550	176
Citrix Systems Inc (a),(b)	8,123	641
DeNA Co Ltd	35,800	806		Money Market Funds - 16.57%
Electronic Arts Inc (a),(b)	33,701	2,915
Microsoft Corp (c)	100,062	6,402		BlackRock Liquidity Funds FedFund Portfolio	227,875,895	227,876
				First American Government Obligations Fund	36,308,235	36,308
Nexon Co Ltd	25,750	428		Goldman Sachs Financial Square Funds -	117,650,215	117,650
Open Text Corp	60,700	2,001		Government Fund
Oracle Corp (a)	16,533	704
				Morgan Stanley Institutional Liquidity Funds -	23,714,773	23,715
Paychex Inc(a)	55,866	3,431		Government Portfolio (a)
salesforce.com Inc (b)	3,596	293
				Wells Fargo Advantage Government Money	74,020,846	74,021
ServiceNow Inc(b)	23,568	2,049		Market Fund (h)
Square Enix Holdings Co Ltd	6,746	205				$479,570
SS&C Technologies Holdings Inc	22,051	772
Ultimate Software Group Inc/The (b)	4,440	859		TOTAL INVESTMENT COMPANIES		$479,746
Verint Systems Inc (b)	17,013	642		CONVERTIBLE PREFERRED STOCKS -
Workday Inc (b)	39,120	3,244		0.63%	Shares Held Value (000's)
				Agriculture - 0.02%
		$31,584		Bunge Ltd 4.88%(i)	5,697	$622
Telecommunications - 0.86%
BT Group PLC	171,687	694
Cisco Systems Inc (a)	80,070	2,737		Electric - 0.05%
DigitalGlobe Inc (b)	13,684	433		Black Hills Corp 7.75%	10,000	716
				Dominion Resources Inc/VA 6.75%	2,375	121
Hellenic Telecommunications Organization	39,899	358
SA				Dynegy Inc 7.00%	1,975	120

Ixia (b)	9,949	195		Great Plains Energy Inc 7.00%	10,200	541
Level 3 Communications Inc (b)	66,292	3,795				$1,498
Loral Space & Communications Inc (b)	93,193	3,812		Food- 0.00%
				Post Holdings Inc 2.50%(i)	725	113
Manitoba Telecom Services Inc	36,658	1,084

See accompanying notes.

80

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

CONVERTIBLE PREFERRED STOCKS					Principal
(continued)	Shares Held	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services - 0.08%				Aerospace & Defense (continued)
Anthem Inc 5.25%	43,075	$2,161		Embraer Overseas Ltd
				5.70%, 09/16/2023(d)	$320	$345
Internet - 0.01%				Meccanica Holdings USA Inc
Airbnb, Inc (b),(e),(f),(g)	1,685	177		6.25%, 01/15/2040(d)	1,685	1,694
DraftKings Inc (b),(e),(f),(g)	29,108	63		StandardAero Aviation Holdings Inc
Dropbox Inc (b),(e),(f),(g)	2,671	38		10.00%, 07/15/2023 (d)	2,000	2,130
		$278		United Technologies Corp
Investment Companies - 0.08%				1.38%, 11/01/2019(j)	1,220	1,229
Mandatory Exchangeable Trust 5.75%(d)	18,658	2,311				$6,009
				Agriculture - 0.16%
Metal Fabrication & Hardware - 0.01%				Kernel Holding SA
Rexnord Corp 5.75%	2,750	148		8.75%, 01/31/2022(d)	4,600	4,739

Pharmaceuticals - 0.16%				Airlines - 0.14%
Allergan PLC 5.50%	4,220	3,619		Air Canada 2015-2 Class B Pass Through
Teva Pharmaceutical Industries Ltd 7.00%	1,697	1,078		Trust
		$4,697		5.00%, 06/15/2025(d)	1,926	1,979
REITS- 0.10%				Latam Airlines 2015-1 Pass Through Trust B
Welltower Inc 6.50%(a),(i)	45,600	2,893		4.50%, 08/15/2025	1,134	1,104
				United Continental Holdings Inc
Retail - 0.00%				5.00%, 02/01/2024	1,058	1,054
Jand Inc (b),(e),(f),(g)	3,781	36				$4,137
				Automobile Asset Backed Securities - 0.58%
Software - 0.00%				AmeriCredit Automobile Receivables 2015-4
Cloudera Inc (b),(e),(f),(g)	3,756	71		3.72%, 12/08/2021	189	194
				AmeriCredit Automobile Receivables Trust
Telecommunications - 0.12%				2016-2
T-Mobile US Inc 5.50%	33,825	3,446		3.65%, 05/09/2022(j)	80	82
				CPS Auto Receivables Trust 2016-B
TOTAL CONVERTIBLE PREFERRED STOCKS		$18,274		8.14%, 05/15/2023(d),(j)	855	886
PREFERRED STOCKS - 0.16%	Shares Held	Value(000	's)	DT Auto Owner Trust 2014-3
Advertising - 0.01%				4.47%, 11/15/2021(d),(j)	175	178
Trade Desk Preferred (b),(e),(f)	5,697	241		DT Auto Owner Trust 2016-1
				4.66%, 12/15/2022(d),(j)	1,335	1,378
Automobile Manufacturers - 0.03%				DT Auto Owner Trust 2016-2
Porsche Automobil Holding SE 1.01%(j)	17,277	954		5.43%, 11/15/2022(d),(j)	820	861
				First Investors Auto Owner Trust 2014-1
Automobile Parts & Equipment - 0.00%				3.28%, 04/15/2021(d),(j)	70	71
Schaeffler AG 0.35%(j)	10,604	167		First Investors Auto Owner Trust 2014-2
				3.47%, 02/15/2021(d),(j)	120	121
Electronics - 0.01%				First Investors Auto Owner Trust 2015-1
Veracode Inc (b),(e),(f),(g)	6,031	179		3.59%, 01/18/2022(d),(j)	100	101
				First Investors Auto Owner Trust 2015-2
Internet - 0.07%				4.22%, 12/15/2021(d),(j)	565	579
Forescout Tech Inc (b),(e),(f),(g)	9,157	108		First Investors Auto Owner Trust 2016-2
General Assembly Space, Inc (b),(e),(f),(g)	2,184	107		3.35%, 11/15/2022(d),(j)	70	70
Lithium Technologies Inc (b),(e),(f),(g)	59,552	297		Flagship Credit Auto Trust 2015-1
Pinterest Inc (b),(e),(f),(g)	87,425	556		3.76%, 06/15/2021(d)	165	166
Uber Technologies Inc (b),(e),(f),(g)	15,196	741		Flagship Credit Auto Trust 2015-2
Zuora Inc (b),(e),(f),(g)	40,988	168		5.98%, 08/15/2022(d)	710	729
		$1,977		Flagship Credit Auto Trust 2015-3
				7.12%, 11/15/2022(d)	960	1,008
Private Equity - 0.01%
Forward Venture Services LLC (b),(e),(f),(g)	54,650	239		Ford Credit Auto Owner Trust 2015-B
				1.16%, 11/15/2019(j)	472	471
Real Estate - 0.02%				Ford Credit Auto Owner Trust 2016-A
				1.17%, 12/15/2018(j)	459	460
Redfin Corp(b),(e),(f),(g)	29,409	111
WeWork Cos Inc Series D-1 (b),(e),(f),(g)	4,867	244		Ford Credit Auto Owner Trust 2016-B
WeWork Cos Inc Series D-2%(b),(e),(f),(g)	3,824	192		1.08%, 03/15/2019(j)	1,202	1,203
		$547		Ford Credit Auto Owner Trust 2016-C
				0.91%, 09/15/2019(j)	2,135	2,135
Software - 0.01%

Birst Inc(b),(e),(f),(g)	21,065	111		Ford Credit Auto Owner Trust 2017-A
Marklogic Corp (b),(e),(f),(g)	14,832	157		0.89%, 12/15/2019(j)	895	895
Nutanix Inc (b),(e),(f)	3,575	107		Honda Auto Receivables 2016-4 Owner
		$375		Trust
				1.21%, 12/18/2020	1,145	1,136
TOTAL PREFERRED STOCKS		$4,679
				Nissan Auto Receivables 2016-B Owner
	Principal			Trust
BONDS- 26.63%	Amount (000's)	Value(000	's)	1.07%, 04/15/2019(j)	1,006	1,007
Aerospace & Defense - 0.21%				Nissan Auto Receivables 2016-C Owner
Embraer Netherlands Finance BV				Trust
5.05%, 06/15/2025	$310	$321		1.18%, 01/15/2021(j)	200	198
5.40%, 02/01/2027	280	290		Prestige Auto Receivables Trust 2016-1
				5.15%, 11/15/2021(d)	815	850

See accompanying notes.

81

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)				Banks (continued)
Toyota Auto Receivables 2014-C Owner				Royal Bank of Scotland Group
Trust				PLC (continued)
0.93%, 07/16/2018		$124	$124	7.09%, 10/29/2049(i),(j)		EUR	1,350	$1,350
Toyota Auto Receivables 2016-C				7.64%, 03/29/2049(i),(j)			$1,100	1,048
1.14%, 08/17/2020(j)		165	164	Santander Holdings USA Inc
Toyota Auto Receivables 2016-D Owner				4.50%, 07/17/2025			1,967	2,013
Trust				Sberbank of Russia Via SB Capital SA
0.90%, 05/15/2019(j)		415	415	5.13%, 10/29/2022			8,800	9,007
USAA Auto Owner Trust 2015-1				5.50%, 02/26/2024(j)			7,050	7,279
1.20%, 06/17/2019(j)		1,025	1,025	Sumitomo Mitsui Banking Corp
USAA Auto Owner Trust 2016-1				1.56%, 01/11/2019(j)			1,225	1,227
1.20%, 06/15/2020		280	279	1.78%, 07/23/2018(j)			600	602
			$16,786	Toronto-Dominion Bank/The
Automobile Manufacturers - 0.18%				1.46%, 01/18/2019(j)			630	632
American Honda Finance Corp				US Bank NA/Cincinnati OH
1.33%, 11/19/2018(j)		1,225	1,230	1.36%, 01/24/2020(j)			1,255	1,257
BMW US Capital LLC				Wells Fargo & Co
1.37%, 09/13/2019(d),(j)		1,205	1,205	1.23%, 06/02/2017(j)			275	275
Hyundai Capital Services Inc				1.67%, 04/23/2018(j)			615	618
1.79%, 03/18/2017(d),(j)		950	950					$58,776
Nissan Motor Acceptance Corp				Beverages - 0.02%
1.60%, 01/13/2020(d),(j)		1,215	1,216	PepsiCo Inc
Toyota Motor Credit Corp				1.27%, 10/04/2019(j)			610	611
1.46%, 10/18/2019(j)		605	607
			$5,208	Building Materials - 0.30%
Automobile Parts & Equipment - 0.01%				Cemex SAB de CV
Exide Technologies				6.13%, 05/05/2025(d)			1,140	1,194
11.00%, PIK 11.00%, 04/30/2020(k)		260	200	St Marys Cement Inc Canada
				5.75%, 01/28/2027(d)			7,300	7,410
Banks- 2.03%								$8,604
AKCB Finance Ltd				Chemicals - 0.10%
3.25%, 10/22/2018		3,800	3,845	Mexichem SAB de CV
Banco Hipotecario SA				5.88%, 09/17/2044(d)			3,200	3,032
22.33%, 01/12/2020 (d),(j)	ARS	9,230	596
Banco Nacional de Desenvolvimento				Commercial Mortgage Backed Securities - 1.21%
Economico e Social				BLCP Hotel Trust
4.00%, 04/14/2019		$4,820	4,906	3.27%, 08/15/2029(d),(j)			300	300
Banco Supervielle SA				4.44%, 08/15/2029(d),(j)			300	302
24.44%, 08/09/2020 (d),(j)	ARS	11,000	714	BXHTL Mezzanine Trust
Bank of America Corp				8.97%, 05/15/2020(e),(f),(g),(j)			1,100	1,070
2.07%, 03/22/2018(j)		$605	610	CCRESG Commercial Mortgage Trust 2016-
6.00%, 09/01/2017		1,100	1,125	HEAT
Bank of America NA				5.49%, 04/10/2029(d),(j)			255	250
1.26%, 06/15/2017(j)		250	250	CDGJ Commercial Mortgage Trust 2014-
Capital One NA/Mclean VA				BXCH
2.19%, 08/17/2018(j)		550	556	2.62%, 12/15/2027(d),(j)			800	801
Citigroup Inc				3.27%, 12/15/2027(d),(j)			880	876
1.75%, 11/24/2017(j)		945	948	Citigroup Commercial Mortgage Trust 2014-
Financiera de Desarrollo Territorial SA				GC19
Findeter				4.40%, 03/10/2047(d),(j)			355	256
7.88%, 08/12/2024(d)	COP	3,380,000	1,121	4.90%, 03/10/2047(d),(j)			2,000	1,696
Goldman Sachs Group Inc/The				COBALT CMBS Commercial Mortgage Trust
1.57%, 06/04/2017(j)		$1,205	1,207	2007	-C2
Hongkong & Shanghai Banking Corp				5.62%, 04/15/2047			5,000	4,968
Ltd/The				COMM 2016-SAVA Mortgage Trust
1.03%, 07/29/2049(i),(j)		1,100	921	3.77%, 10/15/2034(d),(j)			370	371
HSBC Bank PLC				Commercial Mortgage Trust 2005-GG5
1.50%, 09/29/2049(i),(j)		1,680	1,407	5.58%, 04/10/2037(j)			2,152	2,088
1.63%, 06/29/2049(i),(j)		240	201	Commercial Mortgage Trust 2007-GG11
JPMorgan Chase & Co				6.13%, 12/10/2049(j)			4,300	4,257
1.94%, 01/25/2018(j)		605	609	Ginnie Mae
JPMorgan Chase Bank NA				0.61%, 01/16/2053(j),(m)			7,214	292
1.59%, 09/23/2019(j)		1,215	1,221	GS Mortgage Securities Trust 2007-GG10
Kreditanstalt fuer Wiederaufbau				5.87%, 08/10/2045(j)			1,745	1,744
1.50%, 06/15/2021		2,523	2,464	JP Morgan Chase Commercial Mortgage
1.75%, 03/31/2020(g),(l)		668	668	Securities Trust 2007-LDP10
2.13%, 03/07/2022		4,227	4,219	5.46%, 01/15/2049			250	250
Morgan Stanley				JP Morgan Chase Commercial Mortgage
2.32%, 04/25/2018(j)		605	612	Securities Trust 2015-SGP
Oschadbank Via SSB #1 PLC				5.27%, 07/15/2036(d),(j)			785	796
9.62%, 03/20/2025(j)		2,000	1,960	Morgan Stanley Capital I Trust 2007-HQ12
Royal Bank of Scotland Group PLC				5.77%, 04/12/2049(j)			111	111
6.99%, 10/29/2049(d),(i),(j)		2,954	3,308
See accompanying notes.				82

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Diversified Financial Services (continued)
Morgan Stanley Capital I Trust 2007-TOP27			American Express Credit Corp
5.64%, 06/11/2042(d),(j)	$550	$490	1.81%, 11/05/2018(j)		$605	$610
Morgan Stanley Capital I Trust 2011-C2			Dragon Aviation Finance Luxembourg SA
5.47%, 06/15/2044(d),(j)	475	490	4.00%, 11/28/2022(g)		4,773	4,786
Motel 6 Trust 2015-M6MZ			Ladder Capital Finance Holdings LLLP /
8.23%, 02/05/2020(d),(e),(f),(j)	2,795	2,828	Ladder Capital Finance Corp
SCG Trust 2013-SRP1			5.88%, 08/01/2021(d)		665	668
3.27%, 11/15/2026(d),(j)	365	350	Oilflow SPV 1 DAC
4.11%, 11/15/2026(d),(j)	850	793	12.00%, 01/13/2022 (d)		7,000	7,044
4.27%, 11/15/2026(d),(j)	400	387	Quicken Loans Inc
Wachovia Bank Commercial Mortgage Trust			5.75%, 05/01/2025(d)		1,210	1,192
Series 2006-C25			USAA Capital Corp
5.85%, 05/15/2043(d),(j)	1,790	1,629	1.25%, 02/01/2019(d),(j)		1,430	1,430
Wachovia Bank Commercial Mortgage Trust						$17,628
Series 2007-C30			Electric - 0.51%
5.48%, 12/15/2043	368	365	Duke Energy Progress LLC
Wachovia Bank Commercial Mortgage Trust			1.15%, 03/06/2017(j)		220	220
Series 2007-C31			Enel SpA
5.71%, 04/15/2047(j)	5,868	5,780	8.75%, 09/24/2073(d),(j)		2,170	2,501
WFRBS Commercial Mortgage Trust 2011-			Eskom Holdings SOC Ltd
C4			5.75%, 01/26/2021		4,500	4,571
5.25%, 06/15/2044(d),(j)	845	869	GenOn Energy Inc
WFRBS Commercial Mortgage Trust 2012-			9.50%, 10/15/2018		3,160	2,394
C6			9.88%, 10/15/2020		5,350	3,932
5.58%, 04/15/2045(d),(j)	500	502	Pacific Gas & Electric Co
		$34,911	1.25%, 11/30/2017(j)		1,150	1,151
Commercial Services - 0.71%						$14,769
APX Group Inc			Entertainment - 0.02%
7.88%, 12/01/2022(d)	1,000	1,083	Scientific Games International Inc
Cenveo Corp			7.00%, 01/01/2022(d)		487	518
6.00%, 08/01/2019(d)	10,412	8,850
Constellis Holdings LLC / Constellis Finance			Finance - Mortgage Loan/Banker - 0.04%
Corp			Fannie Mae
9.75%, 05/15/2020(d)	1,946	2,082	1.50%, 02/28/2020		1,113	1,109
Corporate Risk Holdings LLC
9.50%, 07/01/2019(d)	8,205	8,615	Food- 0.16%
		$20,630	BRF GmbH
Computers - 0.16%			4.35%, 09/29/2026(d)		1,240	1,181
Apple Inc			BRF SA
1.24%, 02/07/2020(j)	720	721	7.75%, 05/22/2018(d)	BRL	1,500	459
Diamond 1 Finance Corp / Diamond 2 Finance			Fresh Market Inc/The
Corp			9.75%, 05/01/2023(d)		$3,673	3,067
6.02%, 06/15/2026(d)	2,310	2,540				$4,707
International Business Machines Corp			Gas- 0.11%
1.27%, 01/27/2020(j)	1,255	1,257	AmeriGas Partners LP / AmeriGas Finance
		$4,518	Corp
Credit Card Asset Backed Securities - 0.29%			5.50%, 05/20/2025		560	568
American Express Credit Account Secured			NGL Energy Partners LP / NGL Energy
Note Trust 2012-4			Finance Corp
1.01%, 05/15/2020(j)	835	836	5.13%, 07/15/2019		725	727
American Express Issuance Trust II			6.13%, 03/01/2025(d)		1,038	1,035
1.20%, 08/15/2019(j)	570	572	6.88%, 10/15/2021		130	134
BA Credit Card Trust			7.50%, 11/01/2023(d)		775	815
1.10%, 06/15/2020(j)	1,205	1,207				$3,279
Chase Issuance Trust			Holding Companies - Diversified - 0.01%
0.82%, 08/15/2019(j)	680	680	Alfa SAB de CV
1.08%, 01/18/2022(j)	1,260	1,262	6.88%, 03/25/2044(d)		400	400
1.27%, 07/15/2021(j)	600	593
Citibank Credit Card Issuance Trust			Insurance - 0.30%
1.07%, 01/19/2021(j)	1,260	1,262	Ambac Assurance Corp
1.75%, 11/19/2021	1,210	1,208	0.00%, 06/07/2020(b),(d)		4,628	5,751
Discover Card Execution Note Trust			Berkshire Hathaway Finance Corp
1.07%, 08/17/2020(j)	495	496	1.34%, 01/10/2020(j)		1,225	1,230
1.12%, 08/17/2020(j)	205	206	1.50%, 03/07/2018(j)		605	609
World Financial Network Credit Card Master			Metropolitan Life Global Funding I
Trust			1.30%, 09/14/2018(d),(j)		1,205	1,208
1.25%, 02/15/2022(j)	165	165				$8,798
		$8,487	Internet - 0.12%
Diversified Financial Services - 0.61%			DraftKings Inc Term Notes
Ally Financial Inc			5.00%, 12/23/2017(e),(f),(g)		27	35
3.25%, 09/29/2017	550	554
4.75%, 09/10/2018	1,300	1,344

See accompanying notes.

83

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Internet (continued)				Miscellaneous Manufacturers (continued)
Netflix Inc				Siemens Financieringsmaatschappij NV
4.38%, 11/15/2026(d)		$3,524	$3,493	1.33%, 05/25/2018(d),(j)	$400	$401
			$3,528	Working Capital Solutions Funding LCC
Iron & Steel - 0.02%				7.71%, 08/27/2017(e),(f),(g),(j)	2,400	2,400
Vale Overseas Ltd						$4,197
6.25%, 08/10/2026		460	508	Mortgage Backed Securities - 1.69%
				Adjustable Rate Mortgage Trust 2004-4
Leisure Products & Services - 0.18%				3.30%, 03/25/2035(j)	99	96
LTF Merger Sub Inc				Adjustable Rate Mortgage Trust 2005-1
8.50%, 06/15/2023(d)		3,588	3,803	3.28%, 05/25/2035(j)	293	289
Silversea Cruise Finance Ltd				Alliance Bancorp Trust 2007-OA1
7.25%, 02/01/2025(d)		1,322	1,378	1.02%, 07/25/2037(j)	1,131	821
			$5,181	Alternative Loan Trust 2003-20CB
Lodging - 0.17%				5.75%, 10/25/2033	96	99
Diamond Resorts International Inc				Alternative Loan Trust 2003-22CB
7.75%, 09/01/2023(d)		2,438	2,572	5.75%, 12/25/2033	162	166
10.75%, 09/01/2024 (d)		2,284	2,421	Alternative Loan Trust 2003-9T1
			$4,993	5.50%, 07/25/2033(j)	85	84
Machinery - Construction & Mining - 0.10%				Alternative Loan Trust 2004-14T2
Caterpillar Financial Services Corp				5.50%, 08/25/2034	92	96
1.17%, 03/03/2017(j)		530	530	Alternative Loan Trust 2004-16CB
1.53%, 01/10/2020(j)		1,225	1,234	5.50%, 07/25/2034	145	148
1.75%, 02/23/2018(j)		1,200	1,207	5.50%, 08/25/2034	168	173
			$2,971	Alternative Loan Trust 2004-28CB
Machinery - Diversified - 0.06%				5.75%, 01/25/2035	71	71
Cloud Crane LLC				Alternative Loan Trust 2004-J10
10.13%, 08/01/2024 (d)		1,240	1,361	6.00%, 09/25/2034	269	277
John Deere Capital Corp				Alternative Loan Trust 2004-J3
1.31%, 01/16/2018(j)		384	384	5.50%, 04/25/2034	97	98
			$1,745	Alternative Loan Trust 2005-14
				0.99%, 05/25/2035(j)	490	409
Media- 0.30%
Cablevision SA/Argentina				Alternative Loan Trust 2005-J1
6.50%, 06/15/2021(d)		365	384	5.50%, 02/25/2025	197	200
CBS Radio Inc				American Home Mortgage Investment Trust
7.25%, 11/01/2024(d)		430	459	2005-2
				1.08%, 09/25/2045(j)	216	179
Clear Channel Worldwide Holdings Inc
7.63%, 03/15/2020		1,145	1,154	Banc of America Alternative Loan Trust 2003-
Cox Communications Inc				8
4.50%, 06/30/2043(d)		765	648	5.50%, 10/25/2033	123	126
4.70%, 12/15/2042(d)		380	335	Banc of America Alternative Loan Trust 2004-
DISH DBS Corp				6
5.88%, 11/15/2024		615	655	6.00%, 07/25/2034	610	635
7.75%, 07/01/2026		255	298	Banc of America Alternative Loan Trust 2005-
				6
Grupo Televisa SAB				5.25%, 07/25/2035(j)	172	157
7.25%, 05/14/2043	MXN	4,370	161
				Banc of America Funding 2004-B Trust
LBI Media Inc				3.24%, 11/20/2034(j)	207	193
10.00%, 04/15/2019 (d),(j)		$2,460	2,460
NBCUniversal Enterprise Inc				Banc of America Funding 2005-5 Trust
5.25%, 12/19/2049(d),(i)		1,205	1,271	5.50%, 09/25/2035	60	62
				Banc of America Funding 2005-7 Trust
Time Warner Cable LLC				5.75%, 11/25/2035(j)	132	135
4.50%, 09/15/2042		645	587
Viacom Inc				Banc of America Funding 2007-4 Trust
6.25%, 02/28/2057(j)		175	177	5.50%, 11/25/2034	201	200
				Banc of America Mortgage 2005-A Trust
			$8,589	3.49%, 02/25/2035(j)	58	58
Metal Fabrication & Hardware - 0.03%
Zekelman Industries Inc				BCAP LLC Trust 2007-AA2
9.88%, 06/15/2023(d)		655	740	6.00%, 03/25/2022	271	268
				Bear Stearns ARM Trust 2004-6
				3.32%, 09/25/2034(j)	761	701
Mining - 0.22%				CHL Mortgage Pass-Through Trust 2004-12
Aleris International Inc				3.22%, 08/25/2034(j)	131	113
9.50%, 04/01/2021(d)		415	444

Constellium NV				CHL Mortgage Pass-Through Trust 2004-
6.63%, 03/01/2025(d)		3,674	3,654	HYB4
				3.16%, 09/20/2034(j)	61	59
Real Alloy Holding Inc
10.00%, 01/15/2019 (d),(e)		2,180	2,207	CHL Mortgage Pass-Through Trust 2004-
				HYB8
			$6,305	2.99%, 01/20/2035(j)	102	97
Miscellaneous Manufacturers - 0.14%				CHL Mortgage Pass-Through Trust 2005-11
General Electric Co				1.05%, 04/25/2035(j)	106	88
1.71%, 04/02/2018(j)		354	356
				CHL Mortgage Pass-Through Trust 2005-21
Koppers Inc				5.50%, 10/25/2035(j)	140	124
6.00%, 02/15/2025(d)		1,000	1,040
				Citigroup Mortgage Loan Trust 2005-3
				3.01%, 08/25/2035(j)	793	686

See accompanying notes.

84

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)		Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Mortgage Backed Securities (continued)						Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust 2014-11						JP Morgan Alternative Loan
0.91%, 08/25/2036(d),(j)			$893	$823		Trust (continued)
Citigroup Mortgage Loan Trust 2015-2						3.38%, 03/25/2036(j)			$744	$614
0.97%, 06/25/2047(d),(j)			750	694		JP Morgan Mortgage Trust 2005-A2
Citigroup Mortgage Loan Trust Inc						2.94%, 04/25/2035(j)			206	205
2.97%, 05/25/2035(j)			95	89		JP Morgan Mortgage Trust 2006-A1
CitiMortgage Alternative Loan Trust Series						3.22%, 02/25/2036(j)			175	155
2006	-A4					JP Morgan Mortgage Trust 2006-A7
6.00%, 09/25/2036			252	232		3.20%, 01/25/2037(j)			300	276
Credit Suisse First Boston Mortgage Securities						Lehman XS Trust Series 2005-7N
Corp						1.06%, 12/25/2035(j)			93	68
3.15%, 11/25/2033(j)			94	91		Lehman XS Trust Series 2006-2N
3.29%, 12/25/2033(j)			70	70		1.04%, 02/25/2046(j)			167	124
5.25%, 11/25/2020			495	483		Ludgate Funding PLC
5.50%, 11/25/2035			173	164		0.00%, 01/01/2061(b),(j)		EUR	113	113
5.75%, 11/25/2033			57	60		0.97%, 01/01/2061(j)		GBP	462	550
CSFB Mortgage-Backed Pass-Through						MASTR Adjustable Rate Mortgages Trust
Certificates Series 2004-AR4						2004-7
3.01%, 05/25/2034(j)			243	226		2.90%, 07/25/2034(j)			$253	246
Deutsche Alt-A Securities Inc Mortgage Loan						MASTR Adjustable Rate Mortgages Trust
Trust Series 2005-5						2005-2
5.50%, 11/25/2035			100	94		3.17%, 03/25/2035(j)			721	563
Deutsche Mortgage Securities Inc Mortgage						MASTR Adjustable Rate Mortgages Trust
Loan Trust 2004-4						2006-2
1.13%, 06/25/2034(j)			232	211		3.33%, 04/25/2036(j)			160	148
DSLA Mortgage Loan Trust 2005-AR5						MASTR Alternative Loan Trust 2003-9
1.11%, 09/19/2045(j)			205	153		5.25%, 11/25/2033			75	78
Dukinfield 2 Plc						MASTR Alternative Loan Trust 2004-5
1.62%, 12/20/2052(j)		GBP	430	538		5.50%, 06/25/2034			84	86
Eurosail-UK 2007-2np PLC						6.00%, 06/25/2034			97	101
0.53%, 03/13/2045(j)			162	195		MASTR Alternative Loan Trust 2004-8
Fannie Mae Connecticut Avenue Securities						6.00%, 09/25/2034			440	467
5.13%, 04/25/2029(j)			$2,000	2,091		Merrill Lynch Mortgage Investors Trust Series
6.33%, 04/25/2028(j)			5,000	5,525		MLCC 2006-1
6.53%, 07/25/2029(d),(j)			2,500	2,658		3.25%, 02/25/2036(j)			897	830
6.78%, 09/25/2028(j)			750	849		Merrill Lynch Mortgage Investors Trust Series
Fannie Mae Interest Strip						MLCC 2006-2
4.00%, 11/25/2040(m)			16,851	3,259		2.80%, 05/25/2036(j)			48	46
Freddie Mac Structured Agency Credit Risk						Merrill Lynch Mortgage Investors Trust Series
Debt Notes						MLCC 2007-1
2.43%, 04/25/2024(j)			414	418		3.26%, 01/25/2037(j)			102	95
2.63%, 10/25/2027(j)			550	560		National City Mortgage Capital Trust
2.98%, 02/25/2024(j)			500	513		6.00%, 03/25/2038(j)			499	518
5.03%, 11/25/2023(j)			250	267		Newgate Funding 2007-3
5.73%, 07/25/2029(j)			860	865		0.28%, 12/15/2050(j)		EUR	162	167
9.58%, 03/25/2028(j)			6,999	7,479		RALI Series 2006-QO4 Trust
10.13%, 04/25/2028 (j)			1,000	1,118		0.97%, 04/25/2046(j)			$231	187
GMACM Mortgage Loan Trust 2005-AR4						RALI Series 2006-QO7 Trust
3.58%, 07/19/2035(j)			107	104		0.98%, 09/25/2046(j)			101	76
GSR Mortgage Loan Trust 2004-14						RALI Series 2007-QO4 Trust
3.20%, 12/25/2034(j)			136	135		0.97%, 05/25/2047(j)			176	148
GSR Mortgage Loan Trust 2005-4F						Residential Asset Securitization Trust 2005-
6.50%, 02/25/2035			101	101		A8	CB
Harborview Mortgage Loan Trust						5.38%, 07/25/2035			348	307
1.52%, 10/19/2033(j)			900	845		RFMSI Series 2006-S1 Trust
HarborView Mortgage Loan Trust 2006-10						5.75%, 01/25/2036			115	113
0.96%, 11/19/2036(j)			383	317		Rmac 2005-Ns3 PLC
HarborView Mortgage Loan Trust 2006-7						0.04%, 06/12/2043(j)		EUR	55	55
0.98%, 09/19/2046(j)			106	86		RMAC Securities No 1 PLC
IndyMac INDX Mortgage Loan Trust 2004-						0.00%, 06/12/2044(b),(j)			106	107
AR12						Structured Adjustable Rate Mortgage Loan
1.56%, 12/25/2034(j)			253	208		Trust
IndyMac INDX Mortgage Loan Trust 2004-						1.09%, 07/25/2035(j)			$798	587
AR7						3.20%, 09/25/2034(j)			319	321
2.00%, 09/25/2034(j)			190	164		Structured Adjustable Rate Mortgage Loan
IndyMac INDX Mortgage Loan Trust 2005-						Trust Series 2004-6
AR11						3.09%, 06/25/2034(j)			150	149
3.18%, 08/25/2035(j)			837	694		Structured Asset Securities Corp Mortgage
IndyMac INDX Mortgage Loan Trust 2005-					Pass	-Through Certificates Series 2004-20
AR16	IP					5.75%, 11/25/2034			110	112
1.42%, 07/25/2045(j)			257	216		Structured Asset Securities Corp Trust 2005-
JP Morgan Alternative Loan Trust						1
3.20%, 03/25/2036(j)			23	17		5.50%, 02/25/2035			165	164

See accompanying notes.

85

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Towd Point Mortgage Funding 2016-Granite1				MEG Energy Corp
PLC				6.38%, 01/30/2023(d)		$295	$262
1.76%, 07/20/2046(j)	GBP	200	$249	6.50%, 01/15/2025(d)		300	293
WaMu Mortgage Pass-Through Certificates				7.00%, 03/31/2024(d)		940	846
Series 2007-HY5 Trust				Midstates Petroleum Co Inc
2.42%, 05/25/2037(j)		$604	505	0.00%, 06/01/2020(b),(e),(g)		1,471	—
Wedgewood Real Estate Trust 2016-1				Noble Holding International Ltd
5.00%, 07/15/2046(d)		103	103	7.75%, 01/15/2024		1,055	1,026
Wells Fargo Mortgage Backed Securities				Oasis Petroleum Inc
2003-M Trust				6.88%, 03/15/2022		490	498
3.00%, 12/25/2033(j)		261	261	Odebrecht Offshore Drilling Finance Ltd
Wells Fargo Mortgage Backed Securities				6.75%, 10/01/2023(d)		2,103	762
2005-11 Trust				6.75%, 10/01/2023		6,017	2,181
5.50%, 11/25/2035		33	34	OGX Austria GmbH
Wells Fargo Mortgage Backed Securities				0.00%, 06/01/2018(b),(d),(e),(f)		600	—
2005-16 Trust				0.00%, 04/01/2022(b),(d),(e),(f)		1,100	—
6.00%, 01/25/2036(j)		140	138	Parsley Energy LLC / Parsley Finance Corp
Wells Fargo Mortgage Backed Securities				6.25%, 06/01/2024(d)		500	525
2005-AR10 Trust				PDC Energy Inc
3.07%, 05/01/2035(j)		82	84	6.13%, 09/15/2024(d)		150	155
Wells Fargo Mortgage Backed Securities				Petrobras Global Finance BV
Trust				5.38%, 01/27/2021		2,015	2,038
3.00%, 08/25/2034(j)		112	114	5.63%, 05/20/2043		245	195
			$48,784	6.25%, 12/14/2026	GBP	1,000	1,250
Oil & Gas - 2.08%				7.38%, 01/17/2027		$985	1,030
Baytex Energy Corp				8.38%, 05/23/2021		7,975	8,895
5.13%, 06/01/2021(d)		685	623	8.75%, 05/23/2026		260	295
5.63%, 06/01/2024(d)		205	188	Petroleos de Venezuela SA
Bellatrix Exploration Ltd				5.38%, 04/12/2027		9,300	3,429
8.50%, 05/15/2020(d)		1,040	1,022	Petroleos Mexicanos
Bonanza Creek Energy Inc				7.65%, 11/24/2021(d),(j)	MXN	6,500	303
0.00%, 04/15/2021(b)		55	50	Raizen Fuels Finance SA
0.00%, 02/01/2023(b)		210	191	5.30%, 01/20/2027(d)		$200	204
BP Capital Markets PLC				RSP Permian Inc
1.46%, 02/13/2018(j)		255	256	6.63%, 10/01/2022		1,665	1,761
California Resources Corp				Sabine Oil & Gas Corp
5.50%, 09/15/2021		18	14	0.00%, 06/15/2019(b)		300	—
6.00%, 11/15/2024		89	68	Shell International Finance BV
8.00%, 12/15/2022(d)		745	637	1.30%, 09/12/2019(j)		1,210	1,217
Callon Petroleum Co				SM Energy Co
6.13%, 10/01/2024(d)		765	798	5.00%, 01/15/2024		385	361
Chesapeake Energy Corp				6.13%, 11/15/2022		425	428
4.88%, 04/15/2022		72	65	6.50%, 01/01/2023		20	20
6.13%, 02/15/2021		4	4	6.75%, 09/15/2026		75	76
6.63%, 08/15/2020		3	3	Whiting Petroleum Corp
8.00%, 01/15/2025(d)		660	655	5.00%, 03/15/2019		90	91
Cobalt International Energy Inc				YPF SA
7.75%, 12/01/2023(d)		2,450	1,237	23.85%, 07/07/2020 (d),(j)		410	455
10.75%, 12/01/2021 (d)		5,217	4,904				$60,127
Concho Resources Inc				Oil & Gas Services - 0.03%
5.50%, 04/01/2023		985	1,019	Transocean Proteus Ltd
Continental Resources Inc/OK				6.25%, 12/01/2024(d)		840	869
3.80%, 06/01/2024		280	259
4.50%, 04/15/2023		135	132	Other Asset Backed Securities - 1.54%
5.00%, 09/15/2022		2,890	2,948	AIM Aviation Finance Ltd
Cosan Luxembourg SA				5.07%, 02/15/2040(d),(g),(j)		1,272	1,247
7.00%, 01/20/2027(d)		665	697	Ajax Mortgage Loan Trust 2016-B
Exxon Mobil Corp				4.00%, 09/25/2065(d)		398	397
1.11%, 03/15/2019(j)		610	610	Ajax Mortgage Loan Trust 2016-C
Gazprom OAO Via Gaz Capital SA				4.00%, 10/25/2057(d)		298	296
4.95%, 02/06/2028		4,350	4,346	ALM VII R Ltd
Genel Energy Finance PLC				8.16%, 10/15/2028(d),(e),(j)		2,000	2,019
7.50%, 05/14/2019(d)		5,400	4,428	American Homes 4 Rent 2014-SFR1
Halcon Resources Corp				3.27%, 06/17/2031(d),(j)		645	647
6.75%, 02/15/2025(d)		880	871	American Homes 4 Rent 2014-SFR2 Trust
HollyFrontier Corp				5.15%, 10/17/2036(d),(j)		280	298
5.88%, 04/01/2026		1,325	1,417	6.23%, 10/17/2036(d),(j)		695	763
KazMunayGas National Co JSC				American Homes 4 Rent 2014-SFR3 Trust
9.13%, 07/02/2018		2,500	2,707	6.42%, 12/17/2036(d),(j)		900	1,003
Marathon Oil Corp				American Homes 4 Rent 2015-SFR1
5.20%, 06/01/2045		370	372	5.64%, 04/17/2052(d),(j)		1,045	1,109
Matador Resources Co				AMMC CLO 17 Ltd
6.88%, 04/15/2023		957	1,010	7.79%, 11/15/2027(d),(e),(j)		2,500	2,489

See accompanying notes.

86

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)				Other Asset Backed Securities (continued)
AMMC CLO 18 Ltd				Sierra Timeshare 2013-1 Receivables Funding
7.72%, 05/26/2028(d),(e),(j)		$1,750	$1,697	LLC
Apidos CLO XXII				1.59%, 11/20/2029(d),(j)		$74	$74
7.03%, 10/20/2027(d),(e),(j)		750	753	Sierra Timeshare 2013-3 Receivables Funding
Avery Point VII CLO Ltd				LLC
7.62%, 01/15/2028(d),(e),(j)		1,400	1,414	2.20%, 10/20/2030(d),(j)		166	166
9.02%, 01/15/2028(d),(e),(j)		1,050	1,056	Sound Point Clo XV Ltd
Bayview Opportunity Master Fund IIa Trust				6.84%, 01/23/2029(d),(j),(l)		1,500	1,424
2016-RP	L3			TAL Advantage V LLC
3.47%, 07/28/2031(d),(j)		128	128	3.55%, 11/20/2038(d),(j)		354	349
Bayview Opportunity Master Fund IIIa Trust				THL Credit Wind River 2014-3 CLO Ltd
2016	-RN3			6.64%, 01/22/2027(d),(e),(j)		3,000	2,933
3.60%, 09/29/2031(d),(j)		154	154	US Residential Opportunity Fund III Trust
Bayview Opportunity Master Fund Iiib Npl				2016-1
Trust 2015-A				3.47%, 07/27/2036(d)		179	179
3.72%, 07/28/2035(d),(j)		55	55	VOLT LIV LLC
Bayview Opportunity Master Fund IVb Trust				3.50%, 02/25/2047(d),(j),(l)		300	300
2017-NP	L1			5.88%, 02/25/2047(d),(g),(j),(l)		155	153
3.60%, 01/28/2032(d),(g),(j)		328	328	VOLT XL LLC
Bayview Opportunity Master Fund Trust				4.88%, 11/27/2045(d)		320	309
2016	-LT1			VOLT XLVIII LLC
3.47%, 10/28/2031(d),(j)		336	335	3.50%, 07/25/2046(d)		581	579
Blackbird Capital Aircraft Lease Securitization				VOLT XXIX LLC
Ltd 2016-1				3.38%, 10/25/2054(d),(j)		71	71
4.21%, 12/16/2041(d),(j)		254	254	VOLT XXVII LLC
BlueMountain CLO 2013-4 Ltd				4.75%, 08/27/2057(d)		397	392
6.67%, 04/15/2025(d),(e),(j)		3,000	2,784	VOLT XXX LLC
Bowman Park CLO Ltd				3.62%, 10/25/2057(d),(j)		87	87
6.45%, 11/23/2025(d),(e),(j)		1,000	961	VOLT XXXI LLC
CAM Mortgage Trust 2016-1				3.38%, 02/25/2055(d),(j)		302	303
4.00%, 01/15/2056(d),(j)		142	141	VOLT XXXIII LLC
5.00%, 01/15/2056(d),(j)		545	523	3.50%, 03/25/2055(d)		255	256
CLI Funding V LLC				VOLT XXXIV LLC
3.38%, 10/18/2029(d)		534	520	3.25%, 02/25/2055(d)		65	65
Colony American Finance 2015-1 Ltd				VOLT XXXIX LLC
5.65%, 10/15/2047(d)		550	547	4.13%, 10/25/2045(d)		315	317
Colony American Finance 2016-1 Ltd				VOLT XXXV
4.64%, 06/15/2048(d),(j)		260	261	3.50%, 09/25/2046(d)		370	368
Colony American Homes 2014-2							$44,495
3.98%, 07/17/2031(d),(j)		1,000	1,000	Pharmaceuticals - 0.21%
Cronos Containers Program I Ltd				Endo Ltd / Endo Finance LLC / Endo Finco
3.27%, 11/18/2029(d)		776	754	Inc
GCA2014 Holdings Ltd - Class C				6.00%, 02/01/2025(d),(j)		4,364	3,901
6.00%, 01/05/2030(d),(e),(f),(g),(j)		598	377	Merck & Co Inc
GCA2014 Holdings Ltd - Class D				1.41%, 05/18/2018(j)		605	608
7.50%, 01/05/2030(d),(e),(f),(g),(j)		236	68	Valeant Pharmaceuticals International Inc
GCA2014 Holdings Ltd - Class E				4.50%, 05/15/2023(d)	EUR	510	422
0.00%, 01/05/2030(b),(d),(e),(f),(g),(j)		1,030	3	5.88%, 05/15/2023(d)		$1,475	1,200
Global Container Assets Ltd							$6,131
4.50%, 02/05/2030(d),(e),(f),(j)		357	343
				Pipelines - 0.77%
Invitation Homes 2015-SFR1 Trust				Crestwood Midstream Partners LP /
4.97%, 03/17/2032(d),(j)		280	281	Crestwood Midstream Finance Corp
Kabbage Funding 2014-1 Resecuritization				6.13%, 03/01/2022		485	501
Trust				Energy Transfer Partners LP
10.77%, 03/08/2018 (d),(e),(j)		4,786	4,769	5.15%, 03/15/2045		100	97
Magnetite IX Ltd				6.13%, 12/15/2045		1,275	1,407
6.79%, 07/25/2026(d),(e),(j)		1,750	1,541
				EnLink Midstream Partners LP
NYMT Residential 2016-RP1				5.05%, 04/01/2045		340	324
4.00%, 03/25/2021(d),(j)		218	217
				5.60%, 04/01/2044		200	200
OneMain Financial Issuance Trust 2014-2				Kinder Morgan Energy Partners LP
2.47%, 09/18/2024(d)		63	63	4.70%, 11/01/2042		285	268
3.02%, 09/18/2024(d),(j)		130	130
				5.00%, 08/15/2042		710	698
5.31%, 09/18/2024(d),(j)		1,210	1,222
				5.00%, 03/01/2043		60	59
OneMain Financial Issuance Trust 2015-1				5.63%, 09/01/2041		440	450
3.19%, 03/18/2026(d),(j)		220	222
				MPLX LP
OneMain Financial Issuance Trust 2015-3				4.00%, 02/15/2025		115	116
4.16%, 11/20/2028(d),(j)		790	760	4.88%, 12/01/2024		400	427
OneMain Financial Issuance Trust 2016-2				5.20%, 03/01/2047		710	723
5.94%, 03/20/2028(d)		720	756
				Niska Gas Storage Ltd / Niska Gas Storage
Rise Ltd				Canada Finance Corp
4.75%, 02/15/2039(e),(j)		362	361
				6.50%, 04/01/2019		4,577	4,600
Shenton Aircraft Investment I Ltd				Sabine Pass Liquefaction LLC
4.75%, 10/15/2042(d)		1,110	1,124	5.63%, 03/01/2025		1,030	1,130

See accompanying notes.

87

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)				Sovereign (continued)
Southern Gas Corridor CJSC				Egypt Government International Bond
6.88%, 03/24/2026		$6,650	$7,325	6.13%, 01/31/2022(d)		$2,900	$3,012
Targa Resources Partners LP / Targa				Gabon Government International Bond
Resources Partners Finance Corp				6.95%, 06/16/2025		5,230	5,049
5.25%, 05/01/2023		135	139	Ghana Government International Bond
6.38%, 08/01/2022		210	217	8.13%, 01/18/2026(d)		1,873	1,803
6.75%, 03/15/2024		1,190	1,300	9.25%, 09/15/2022(d)		1,865	1,952
Transcanada Trust				10.75%, 10/14/2030 (d)		519	610
5.30%, 03/15/2077(l)		1,435	1,449	Hellenic Republic Treasury Bill
Williams Partners LP				0.00%, 08/04/2017(b),(g)	EUR	728	763
5.10%, 09/15/2045		250	254	Indonesia Treasury Bond
6.30%, 04/15/2040		470	538	7.88%, 04/15/2019	IDR 71,500,000		5,461
			$22,222	8.75%, 05/15/2031		79,500,000	6,358
Private Equity - 0.03%				Iraq International Bond
Icahn Enterprises LP / Icahn Enterprises				5.80%, 01/15/2028(e)		$10,150	8,977
Finance Corp				Italy Buoni Ordinari del Tesoro BOT
6.25%, 02/01/2022(d)		575	594	0.00%, 03/31/2017(b)	EUR	5,777	6,123
6.75%, 02/01/2024(d)		370	384	Ivory Coast Government International Bond
			$978	5.75%, 12/31/2032(j)		$8,967	8,429
Real Estate - 0.53%				Lebanon Government International Bond
MAF Global Securities Ltd				5.45%, 11/28/2019		12,200	12,261
7.13%, 12/31/2049(i),(j)		12,300	13,000	Mexican Bonos
Rialto Holdings LLC / Rialto Corp				5.75%, 03/05/2026(j)	MXN	23,500	1,046
7.00%, 12/01/2018(d)		2,238	2,277	7.75%, 11/23/2034		180,000	8,953
			$15,277	Montenegro Government International Bond
				3.88%, 03/18/2020(d)	EUR	9,079	9,662
Regional Authority - 0.06%
Provincia de Buenos Aires/Argentina				Peruvian Government International Bond
5.75%, 06/15/2019(d)		735	761	6.35%, 08/12/2028(d)	PEN	9,300	2,872
6.50%, 02/15/2023(d)		545	545	6.35%, 08/12/2028		30,000	9,264
7.88%, 06/15/2027(d)		450	450	Portugal Obrigacoes do Tesouro OT
				4.13%, 04/14/2027(d)	EUR	1,551	1,636
			$1,756
				Portugal Treasury Bill
REITS- 0.36%				0.00%, 03/17/2017(b)		5,260	5,573
Communications Sales & Leasing Inc / CSL				0.00%, 05/19/2017(b)		6,400	6,783
Capital LLC
7.13%, 12/15/2024(d)		670	690	Republic of Poland Government Bond
8.25%, 10/15/2023		4,000	4,335	2.50%, 07/25/2027	PLN	39,301	8,596
Trust F/1401				4.75%, 04/25/2017		9,125	2,255
6.95%, 01/30/2044		5,500	5,402	Republic of South Africa Government Bond
				7.75%, 02/28/2023	ZAR	135,100	10,027
			$10,427	8.88%, 02/28/2035(n)		33,318	2,409
Savings & Loans - 0.03%				10.50%, 12/21/2026 (n)		31,104	2,633

Flagstar Bancorp Inc				Russian Federal Bond - OFZ
6.13%, 07/15/2021		717	766	8.01%, 02/03/2027(j)	RUB	255,000	4,388
				Serbia International Bond
Software - 0.13%				4.88%, 02/25/2020		$11,150	11,517
BMC Software Finance Inc				5.25%, 11/21/2017(d)		9,740	9,955
8.13%, 07/15/2021(d)		1,282	1,301
				5.25%, 11/21/2017		1,285	1,313
Donnelley Financial Solutions Inc				5.88%, 12/03/2018(d)		1,063	1,118
8.25%, 10/15/2024(d)		530	550
				Spain Letras del Tesoro
Oracle Corp				0.00%, 03/10/2017(b)	EUR	5,777	6,121
1.21%, 07/07/2017(j)		1,075	1,076
				0.00%, 05/12/2017(b)		6,400	6,785
Quintiles IMS Inc
3.25%, 03/15/2025(d)	EUR	680	722	Turkey Government International Bond
				6.00%, 03/25/2027		$5,700	5,836
			$3,649	6.75%, 04/03/2018		6,204	6,464
Sovereign - 8.78%				Ukraine Government International Bond
1MDB Global Investments Ltd				7.75%, 09/01/2021		3,709	3,637
4.40%, 03/09/2023		$8,000	7,539	7.75%, 09/01/2025		4,325	4,043
Argentine Bonos del Tesoro				Ukreximbank Via Biz Finance PLC
18.20%, 10/03/2021	ARS	99,400	7,137	9.75%, 01/22/2025		1,800	1,764
Argentine Republic Government International				Venezuela Government International Bond
Bond				6.00%, 12/09/2020		9,300	5,143
3.88%, 01/15/2022	EUR	4,150	4,328
5.63%, 01/26/2022(d)		$1,690	1,707	Zambia Government International Bond
				8.50%, 04/14/2024		8,100	8,414
Brazil Letras do Tesouro Nacional							$254,173
0.00%, 07/01/2017(b)	BRL	8,800	2,729
				Student Loan Asset Backed Securities - 0.05%
Brazil Notas do Tesouro Nacional Serie F

10.00%, 01/01/2025		43,000	13,676	SoFi Professional Loan Program 2014-B
				LLC
Costa Rica Government International Bond				2.02%, 08/25/2032(d),(j)		66	67
4.38%, 04/30/2025(d)		$2,051	1,918

				SoFi Professional Loan Program 2015-A
Ecuador Government International Bond				LLC
7.95%, 06/20/2024		3,000	3,004	1.97%, 03/25/2033(d),(j)		411	416
9.65%, 12/13/2026(d)		2,900	3,130

See accompanying notes.

88

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Student Loan Asset Backed Securities (continued)				Commercial Services (continued)
SoFi Professional Loan Program 2015-C				Macquarie Infrastructure Corp
LLC				2.00%, 10/01/2023		$380	$374
3.58%, 08/25/2036(d),(j)		$150	$151				$1,007
Sofi Professional Loan Program 2016-A LLC				Diversified Financial Services - 0.04%
3.57%, 01/26/2038(d),(j)		739	740	Walter Investment Management Corp
			$1,374	4.50%, 11/01/2019		1,885	1,282
Supranational Bank - 0.44%
Banque Ouest Africaine de Developpement				Electric - 0.03%
5.50%, 05/06/2021(d)		8,530	8,850	NRG Yield Inc
European Investment Bank				3.25%, 06/01/2020(d)		225	219
1.75%, 05/15/2020		1,114	1,110	3.50%, 02/01/2019(d)		650	657
2.25%, 03/15/2022		2,739	2,739				$876
			$12,699	Electrical Components & Equipment - 0.02%
Telecommunications - 0.68%				General Cable Corp
Alcatel-Lucent USA Inc				4.50%, 11/15/2029(a),(j)		75	55
6.45%, 03/15/2029		915	1,011	SunPower Corp
6.50%, 01/15/2028		385	427	0.75%, 06/01/2018		575	541
Cisco Systems Inc							$596
1.34%, 09/20/2019(j)		1,420	1,428	Electronics - 0.05%
Gogo Intermediate Holdings LLC / Gogo				TTM Technologies Inc
Finance Co Inc				1.75%, 12/15/2020		550	965
12.50%, 07/01/2022 (d)		2,560	2,822	Vishay Intertechnology Inc
Goodman Networks Inc				2.25%, 11/15/2040		300	375
0.00%, 07/01/2018(b),(e)		6,243	2,497				$1,340
GTH Finance BV				Energy - Alternate Sources - 0.00%
6.25%, 04/26/2020(d)		655	693
				SunEdison Inc
Intelsat Jackson Holdings SA				0.00%, 10/01/2018(b)		400	7
8.00%, 02/15/2024(d)		2,420	2,626	0.00%, 01/15/2020(b),(d)		1,425	25
MTN Mauritius Investment Ltd				0.00%, 01/01/2021(b)		725	13
5.37%, 02/13/2022(d)		6,200	6,295
							$45
Oi SA				Food- 0.01%
0.00%, 09/15/2016(b),(d),(g)	BRL	1,475	104
				Marine Harvest ASA
Verizon Communications Inc				0.88%, 05/06/2019	EUR	100	186
1.41%, 08/15/2019(j)		$610	609
2.71%, 09/14/2018(j)		1,170	1,198
				Healthcare - Services - 0.20%
			$19,710	Anthem Inc
Trucking & Leasing - 0.02%				2.75%, 10/15/2042(a)		$2,450	5,561
Park Aerospace Holdings Ltd				Brookdale Senior Living Inc
5.25%, 08/15/2022(d)		690	719
				2.75%, 06/15/2018		100	98
							$5,659
TOTAL BONDS			$770,769	Holding Companies - Diversified - 0.01%
	Principal			RWT Holdings Inc
CONVERTIBLE BONDS - 2.46%	Amount (000's) Value (000's)			5.63%, 11/15/2019		185	188
Aerospace & Defense - 0.01%
Aerojet Rocketdyne Holdings Inc				Home Builders - 0.00%
2.25%, 12/15/2023(d)		290	295	CalAtlantic Group Inc
				0.25%, 06/01/2019		85	79
Automobile Parts & Equipment - 0.02%
Meritor Inc				Insurance - 0.01%
7.88%, 03/01/2026		325	551	MGIC Investment Corp
				2.00%, 04/01/2020		100	153
Biotechnology - 0.10%
Acorda Therapeutics Inc				Internet - 0.27%
1.75%, 06/15/2021(a)		875	811	Palo Alto Networks Inc
Innoviva Inc				0.00%, 07/01/2019(b)		1,240	1,806
2.13%, 01/15/2023		300	259	Pandora Media Inc
Intercept Pharmaceuticals Inc				1.75%, 12/01/2020		100	102
3.25%, 07/01/2023		385	380	Twitter Inc
Ionis Pharmaceuticals Inc				0.25%, 09/15/2019		2,799	2,619
1.00%, 11/15/2021		580	614	VeriSign Inc
Medicines Co/The				4.45%, 08/15/2037(j)		1,325	3,205
2.50%, 01/15/2022		425	707				$7,732
			$2,771	Investment Companies - 0.39%
Coal- 0.00%				Aabar Investments PJSC
Alpha Natural Resources Inc				0.50%, 03/27/2020	EUR	6,000	5,657
0.00%, 12/15/2020(b)		100	1	1.00%, 03/27/2022		5,900	5,250
				Ares Capital Corp
Commercial Services - 0.03%				3.75%, 02/01/2022(d)		$300	300
Element Fleet Management Corp							$11,207
5.13%, 06/30/2019(d),(g)	CAD	725	633

See accompanying notes.

89

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Iron & Steel - 0.01%			Transportation - 0.03%
Allegheny Technologies Inc			Echo Global Logistics Inc
4.75%, 07/01/2022	$125	$195	2.50%, 05/01/2020	$100	$95
			Hornbeck Offshore Services Inc
Media- 0.22%			1.50%, 09/01/2019	279	195
DISH Network Corp			Ship Finance International Ltd
3.38%, 08/15/2026(d)	5,193	6,251	5.75%, 10/15/2021	725	723
Liberty Media Corp					$1,013
2.25%, 09/30/2046(d)	180	193	Trucking & Leasing - 0.00%
		$6,444	Greenbrier Cos Inc/The
Oil & Gas - 0.05%			2.88%, 02/01/2024(d)	100	101
Chesapeake Energy Corp
5.50%, 09/15/2026(d)	655	644	TOTAL CONVERTIBLE BONDS		$71,115
Cobalt International Energy Inc			SENIOR FLOATING RATE INTERESTS -	Principal
3.13%, 05/15/2024	2,382	509	6.02%	Amount (000's) Value (000's)
Nabors Industries Inc			Advertising - 0.19%
0.75%, 01/15/2024(d)	305	295	Affinion Group Inc, Term Loan B
		$1,448	6.75%, 04/30/2018(j)	$5,615	$5,596
Oil & Gas Services - 0.03%
Weatherford International Ltd			Aerospace & Defense - 0.02%
5.88%, 07/01/2021	700	830	TransDigm Inc, Term Loan E
			3.85%, 05/13/2022(j)	65	65
Pharmaceuticals - 0.05%			TransDigm Inc, Term Loan F
Amicus Therapeutics Inc			3.78%, 06/09/2023(j)	490	492
3.00%, 12/15/2023(d)	100	125			$557
Herbalife Ltd			Agriculture - 0.01%
2.00%, 08/15/2019	200	191	Pinnacle Operating Corp, Term Loan B
Horizon Pharma Investment Ltd			4.75%, 11/14/2018(j)	163	149
2.50%, 03/15/2022	550	515
Impax Laboratories Inc			Automobile Manufacturers - 0.05%
2.00%, 06/15/2022	855	696	Accuride Corp, Term Loan B
		$1,527	8.00%, 11/10/2023(j)	373	369
Private Equity - 0.01%			CH Hold Corp, Term Loan
Hercules Capital Inc			0.00%, 01/25/2025(j),(o)	1,000	1,017
4.38%, 02/01/2022(d)	200	201
			Banks- 0.10%
REITS- 0.07%			Freedom Mortgage Corp, Term Loan B
Colony NorthStar Inc			0.00%, 02/17/2022(j),(o)	3,000	3,038
3.88%, 01/15/2021	625	638
Colony Starwood Homes			Biotechnology - 0.01%
3.50%, 01/15/2022(d)	100	104	Concordia International Corp, Term Loan B
Spirit Realty Capital Inc			0.00%, 10/21/2021(j),(o)	461	376
2.88%, 05/15/2019	725	744
3.75%, 05/15/2021	150	158	Building Materials - 0.19%
Starwood Property Trust Inc			American Bath Group LLC, Delay-Draw Term
4.00%, 01/15/2019	350	400	Loan DD
		$2,044	0.00%, 09/30/2023(j),(o)	181	183
Semiconductors - 0.76%			American Bath Group LLC, Term Loan
Cypress Semiconductor Corp			6.25%, 09/30/2023(j)	1,742	1,755
4.50%, 01/15/2022(d)	150	181	6.75%, 09/30/2023(j)	1,496	1,508
Inphi Corp			Headwaters Inc, Term Loan B1
1.13%, 12/01/2020	225	302	4.00%, 03/24/2022(j)	435	436
Integrated Device Technology Inc			Quikrete Holdings Inc, Term Loan B
0.88%, 11/15/2022	375	384	4.02%, 11/03/2023(j)	490	496
Intel Corp			VC GB Holdings Inc, Term Loan
3.25%, 08/01/2039	3,501	6,149	0.00%, 02/21/2025(j),(o)	1,064	1,059
Microchip Technology Inc					$5,437
1.63%, 02/15/2027(d)	943	952	Chemicals - 0.14%
2.13%, 12/15/2037	128	387	IPS Intermediate Holdings Corp, Term Loan
2.25%, 02/15/2037(d)	580	584	6.25%, 12/14/2023(j)	2,000	2,015
Novellus Systems Inc			New Arclin US Holding Corp, Term Loan
2.63%, 05/15/2041	3,708	12,950	5.25%, 02/09/2024(j)	1,317	1,332
		$21,889	9.75%, 02/07/2025(j)	703	709
Software - 0.00%					$4,056
Evolent Health Inc			Commercial Services - 0.28%
2.00%, 12/01/2021(d)	130	146	Allied Universal Holdco LLC, Term Loan
			4.76%, 07/27/2022(j)	955	957
Telecommunications - 0.04%			Camelot Finance LP, Term Loan B
Ciena Corp			4.75%, 09/15/2023(j)	305	308
3.75%, 10/15/2018(d)	925	1,309	Electro Rent Corp, Term Loan
			0.00%, 01/23/2024(j),(o)	2,064	2,100

See accompanying notes.

90

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Forest Products & Paper - 0.33%
GlobalLogic Inc, Term Loan			Verso Paper Holdings LLC, Term Loan
5.50%, 06/15/2022(j)	$1,000	$1,003	EXIT
Harbortouch Payments LLC, Term Loan			12.00%, 09/24/2021 (e),(j)	$9,600	$9,636
5.75%, 10/11/2023(j)	2,158	2,170
Oasis Outsourcing Holdings Inc, Term Loan			Healthcare - Services - 0.36%
5.75%, 12/21/2027(j)	1,492	1,496	21st Century Oncology Inc, Term Loan B
		$8,034	7.13%, 04/30/2022(j)	2,487	2,303
Computers - 0.12%			Envision Healthcare Corp, Term Loan C
Everi Payments Inc, Term Loan B			4.00%, 11/17/2023(j)	190	192
6.25%, 12/18/2020(j)	923	924	Highland Acquisition Holdings LLC, Term
SMS Systems Maintenance Services Inc, Term			Loan
Loan B			6.50%, 11/23/2022(j)	3,225	3,177
0.00%, 10/31/2023(j),(o)	790	791	Quorum Health Corp, Term Loan
Western Digital Corp, Term Loan B			6.79%, 04/29/2022(j)	2,987	2,975
4.53%, 04/29/2023(j)	575	578	Tennessee Merger Sub Inc, Term Loan
Xerox Business Services LLC, Term Loan B			0.00%, 01/12/2024(j),(o)	1,250	1,246
6.28%, 11/22/2023(j)	1,045	1,062	3.75%, 01/12/2024(j)	630	629
		$3,355			$10,522
Distribution & Wholesale - 0.01%			Home Furnishings - 0.07%
HD Supply Inc, Term Loan B			Brown Jordan International Inc, Term Loan
3.75%, 10/16/2023(j)	334	337	6.79%, 01/31/2023(j)	2,000	1,990

Diversified Financial Services - 0.04%			Insurance - 0.53%
Aptean Holdings Inc, Term Loan			Asurion LLC, Term Loan
6.00%, 12/15/2022(j)	1,000	1,014	8.50%, 02/19/2021(j)	4,449	4,510
			Confie Seguros Holding II Co, Term Loan
Electric - 0.33%			10.25%, 05/08/2019 (j)	1,800	1,783
Calpine Corp, Term Loan B8			Confie Seguros Holding II Co, Term Loan B
0.00%, 12/31/2019(j),(o)	2,000	1,998	5.75%, 04/13/2022(j)	2,935	2,947
Chief Power Finance LLC, Term Loan B			Cunningham Lindsey US Inc, Term Loan B
0.00%, 12/31/2020(j),(o)	871	697	5.03%, 10/18/2019(j)	4,402	3,857
Star West Generation LLC, Term Loan B			Lonestar Intermediate Super Holdings LLC,
5.75%, 03/13/2020(j)	5,468	4,949	PIK Term Loan
Vistra Operations Co LLC, Term Loan B2			10.00%, PIK 10.75%, 08/10/2021(j),(k)	615	641
4.02%, 12/13/2023(j)	1,000	1,006	10.00%, PIK 10.75%, 08/10/2021(j),(k)	1,495	1,559
Vistra Operations Co LLC, Term Loan B-					$15,297
EXIT			Internet - 0.18%
3.53%, 08/04/2023(j)	814	818	Ancestry.com Operations Inc, Term Loan B
Vistra Operations Co LLC, Term Loan C-			4.25%, 10/19/2023(j)	1,500	1,517
EXIT			Global Eagle Entertainment Inc, Term Loan
3.53%, 08/04/2023(j)	186	186	B
		$9,654	7.00%, 12/22/2022(j)	3,084	3,074
Energy - Alternate Sources - 0.17%			Uber Technologies Inc, Term Loan B
SunEdison Inc, Term Loan			5.00%, 07/07/2023(j)	599	600
0.00%, 04/22/2017(j),(o)	1,409	821	Zayo Group LLC, Delay-Draw Term Loan
11.75%, 04/26/2017 (j)	2,390	2,395	B3
11.75%, 04/21/2017 (g),(j)	1,374	1,381	0.00%, 01/12/2024(j),(o)	44	45
SunEdison Inc, Term Loan A1			Zayo Group LLC, Term Loan B2
0.00%, 07/02/2018(j),(o)	1,000	312	3.50%, 01/12/2024(j)	92	93
SunEdison Inc, Term Loan A2					$5,329
0.00%, 07/02/2018(j),(o)	409	127	Investment Companies - 0.31%
		$5,036	AI Mistral Luxembourg Subco Sarl, Term
Engineering & Construction - 0.01%			Loan
Engility Corp, Term Loan B2			0.00%, 01/17/2024(j),(o)	1,000	1,002
4.75%, 08/04/2023(j)	235	238	TKC Holdings Inc, Term Loan
			4.75%, 01/31/2023(j)	4,000	4,030
Entertainment - 0.00%			4.75%, 02/01/2023(j)	1,000	1,007
AMC Entertainment Holdings Inc, Term Loan			8.50%, 01/31/2024(j)	3,000	3,006
B					$9,045
3.53%, 10/31/2023(j)	65	66	Leisure Products & Services - 0.10%
			AMF Bowling Centers Inc, Term Loan
Environmental Control - 0.01%			11.00%, 02/16/2024 (j)	1,500	1,530
GFL Environmental Inc, Term Loan B			AMF Bowling Centers Inc, Term Loan B
3.75%, 09/27/2023(j)	160	160	6.00%, 08/17/2023(j)	1,496	1,501
					$3,031
Food- 0.04%			Leisure Time - 0.01%
Albertsons LLC, Term Loan B4			Travel Leaders Group LLC, Term Loan
3.78%, 08/25/2021(j)	745	754	6.04%, 01/19/2024(j)	244	247
Del Monte Foods Inc, Term Loan B
4.31%, 01/26/2021(j)	469	427	Lodging - 0.21%
		$1,181	Boyd Gaming Corp, Term Loan B2
			3.76%, 08/16/2023(j)	153	154

See accompanying notes.

91

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Lodging (continued)				Pharmaceuticals (continued)
Casablanca US Holdings Inc, Term Loan				WD Wolverine Holdings LLC, Term Loan B
0.00%, 02/21/2024(j),(o)		$3,000	$2,955	0.00%, 10/17/2023(j),(o)	$440	$423
0.00%, 02/21/2025(j),(o)		1,500	1,459			$10,512
Diamond Resorts International Inc, Term Loan				Pipelines - 0.01%
B				Southcross Energy Partners LP, Term Loan B
7.00%, 08/17/2023(j)		1,496	1,510	5.25%, 07/29/2021(j)	289	245
			$6,078
Machinery - Construction & Mining - 0.08%				Private Equity - 0.07%
Vertiv Intermediate Holding II Corp, Term				Lightstone Generation LLC, Term Loan
Loan B				6.54%, 12/15/2023(j)	1,826	1,852
6.03%, 09/29/2023(j)		2,423	2,440	6.54%, 12/15/2023(j)	174	176
						$2,028
Media- 0.04%				Retail - 0.30%
Altice US Finance I Corp, Term Loan B				Bass Pro Group LLC, Term Loan B
3.78%, 01/21/2025(j)		57	58	5.97%, 11/15/2023(j)	725	696
CBS Radio Inc, Term Loan B				Cheddar's Casual Cafe Inc, Term Loan A
4.50%, 10/06/2023(j)		217	219	4.28%, 12/20/2023(j)	1,000	995
CSC Holdings LLC, Term Loan B				Comfort Holding LLC, Term Loan
3.77%, 09/06/2021(j)		45	45	0.00%, 02/02/2024(j),(o)	1,500	1,498
Virgin Media Bristol LLC, Term Loan I				Harbor Freight Tools USA Inc, Term Loan
3.52%, 01/31/2025(j)		530	532	3.78%, 08/16/2023(j)	279	279
Ziggo Secured Finance Partnership, Term				Innovative XCessories & Services LLC, Term
Loan E				Loan
0.00%, 04/15/2025(j),(o)		425	427	5.75%, 11/23/2022(j)	1,000	1,008
			$1,281	Interior Logic Group Inc, Term Loan
Metal Fabrication & Hardware - 0.05%				0.00%, 02/28/2024(j),(o)	2,000	1,950
Crosby US Acquisition Corp, Term Loan				Men's Wearhouse Inc/The, Term Loan B
4.05%, 11/06/2020(j)		194	178	4.53%, 04/15/2021(j)	244	238
Eco-Bat Technologies Ltd, PIK Term Loan				PetSmart Inc, Term Loan B
11.00%, PIK 11.00%, 03/31/2017(j),(k)	EUR	5,610	1,388	4.00%, 03/11/2022(j)	582	573
			$1,566	Serta Simmons Bedding LLC, Term Loan
Miscellaneous Manufacturers - 0.02%				4.54%, 10/20/2023(j)	613	615
Gates Global LLC, Term Loan B				Steinway Musical Instruments Inc, Term Loan
4.25%, 06/11/2021(j)		$620	620	B
				4.79%, 09/19/2019(j)	702	652
Office & Business Equipment - 0.21%				Talbots Inc/The, Term Loan B
Eastman Kodak Co, Term Loan EXIT				5.50%, 03/13/2020(j)	287	257
7.25%, 09/03/2019(j)		5,968	5,975			$8,761
				Semiconductors - 0.01%
Oil & Gas - 0.12%				Cavium Inc, Term Loan B
California Resources Corp, Term Loan				3.78%, 08/10/2022(j)	153	154
11.37%, 12/31/2021 (j)		695	783
Chesapeake Energy Corp, Term Loan 1.5				Software - 0.49%
8.55%, 08/17/2021(j)		546	589	Cengage Learning Inc, Term Loan B
Gulf Finance LLC, Term Loan B				5.25%, 06/07/2023(j)	516	486
6.25%, 08/17/2023(j)		1,803	1,830	Donnelley Financial Solutions Inc, Term Loan
MEG Energy Corp, Term Loan B				B
4.54%, 12/31/2023(j)		75	75	5.00%, 09/26/2023(j)	227	229
Pacific Drilling SA, Term Loan B				DTI Holdco Inc, Term Loan B
4.50%, 05/18/2018(j)		464	210	6.27%, 09/23/2023(j)	2,757	2,749
			$3,487	Evergreen Skills Lux Sarl, Term Loan
Oil & Gas Services - 0.02%				4.02%, 04/08/2021(j)	58	58
CGG Holding US Inc, Term Loan				EVO Payments International LLC, Term
6.50%, 05/15/2019(j)		650	628	Loan
				6.00%, 12/08/2023(j)	2,000	2,025
Packaging & Containers - 0.04%				Genesys Telecommunications Laboratories
Proampac PG Borrower LLC, Term Loan				Inc, Term Loan B
9.56%, 11/28/2024(j)		1,000	1,015	5.02%, 12/01/2023(j)	2,000	2,023
				Greenway Health LLC, Term Loan
Pharmaceuticals - 0.36%				0.00%, 02/16/2024(j),(o)	346	348
Change Healthcare Holdings LLC, Term				Information Resources Inc, Term Loan
Loan				5.25%, 12/20/2023(j)	2,000	2,024
0.00%, 02/03/2024(j),(o)		476	478	LANDesk Software Group Inc, Term Loan
HLF Financing Sarl, Term Loan B				5.25%, 01/19/2024(j)	2,000	2,010
0.00%, 02/13/2023(j),(o)		1,230	1,231	Rackspace Hosting Inc, Term Loan B
inVentiv Group Holdings Inc, Term Loan B				4.51%, 10/26/2023(j)	205	207
4.79%, 09/29/2023(j)		1,140	1,147	Ramundsen Holdings LLC, Term Loan
Valeant Pharmaceuticals International Inc,				5.25%, 01/19/2024(j)	488	493
Term Loan BF1				Veritas US Inc, Term Loan B1
5.50%, 03/11/2022(j)		7,188	7,233	0.00%, 01/27/2023(j),(o)	1,442	1,438
						$14,090

See accompanying notes.

92

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				Maturity
(continued)	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 8.76%	Amount (000's)	Value(000	's)
Telecommunications - 0.24%				Banks- 8.76%
Consolidated Communications Inc, Term				Barclays Bank PLC Repurchase Agreement;	$3,361	$3,366
Loan				(1.50)% dated 01/19/2017 (collateralized
0.00%, 10/05/2023(j),(o)	$240	$241		by VimpelCom Holdings BV; $3,161,955;
Global Tel*Link Corp, Term Loan				5.95%; dated 02/13/23)(t)
5.00%, 05/23/2020(j)	1,278	1,271		Merrill Lynch Repurchase Agreement on	1,102	1,102
9.00%, 11/23/2020(j)	2,500	2,431		securities sold short; 0.10% dated
GTT Communications Inc, Term Loan				01/05/2017 (collateralized by Colombia
5.00%, 12/13/2023(j)	130	132		Government International Bond;
Integra Telecom Holdings Inc, Term Loan B				$1,098,299; 4.00%; dated 02/26/24)(t)
5.27%, 08/14/2020(j)	1,130	1,130		Merrill Lynch Repurchase Agreement on	1,201	1,200
Securus Technologies Holdings Inc, Term				securities sold short; 0.20% dated
Loan				01/23/2017 (collateralized by Turkey
9.00%, 04/30/2021(j)	932	923		Government International Bond;
Sprint Communications Inc, Term Loan				$1,201,887; 7.38%; dated 02/05/25)(t)
3.31%, 01/31/2024(j)	675	676		Merrill Lynch Repurchase Agreement on	1,201	1,200
		$6,804		securities sold short; 0.20% dated
Transportation - 0.12%				01/23/2017 (collateralized by Turkey
Daseke Inc, Delay-Draw Term Loan				Government International Bond;
0.00%, 02/02/2024(j),(o)	128	129		$1,201,887; 7.38%; dated 02/05/25)(t)
Daseke Inc, Term Loan				Merrill Lynch Repurchase Agreement on	1,206	1,206
0.00%, 02/02/2024(j),(o)	321	322		securities sold short; 0.20% dated
REP WWEX Acquisition Parent LLC, Term				01/25/2017 (collateralized by Turkey
Loan				Government International Bond;
5.53%, 02/02/2024(j)	2,000	2,015		$1,201,887; 7.38%; dated 02/05/25)(t)
SIRVA Worldwide Inc, Term Loan				Merrill Lynch Repurchase Agreement on	1,472	1,472
7.52%, 11/18/2022(j)	1,000	978		securities sold short; 0.25% dated
		$3,444		12/15/2016 (collateralized by Turkey
Trucking & Leasing - 0.02%				Government International Bond;
Avolon TLB Borrower 1 Luxembourg Sarl,				$1,480,112; 7.38%; dated 02/05/25)(t)
Term Loan B2				Merrill Lynch Repurchase Agreement on	1,042	1,042
0.00%, 01/20/2022(j),(o)	430	437		securities sold short; (0.25)% dated
				01/27/2017 (collateralized by Colombia
TOTAL SENIOR FLOATING RATE INTERESTS		$174,332		Government International Bond;
U.S. GOVERNMENT & GOVERNMENT	Principal			$1,083,616; 5.00%; dated 06/15/45)(t)
AGENCY OBLIGATIONS - 8.68%	Amount (000's)	Value(000	's)	Merrill Lynch Repurchase Agreement on	1,196	1,195
Federal National Mortgage Association (FNMA) - 0.48%				securities sold short; 0.40% dated
3.00%, 03/01/2047(p)	$14,000	$13,906		01/09/2017 (collateralized by Turkey
				Government International Bond;
				$1,200,760; 7.38%; dated 02/05/25)(t)
U.S. Treasury - 7.59%
0.75%, 04/30/2018(q)	1,000	997		Merrill Lynch Repurchase Agreement on	582	587
0.75%, 09/30/2018(n)	3,060	3,043		securities sold short; (1.85)% dated
0.75%, 10/31/2018	5,090	5,057		09/20/2016 (collateralized by Republic of
0.75%, 08/15/2019	10,590	10,439		South Africa Government International
				Bond; $549,570; 5.38%; dated 07/24/44) (t)
1.00%, 09/15/2018	24,700	24,661
1.00%, 11/30/2018(n)	11,402	11,372		Merrill Lynch Repurchase Agreement on	606	610
1.13%, 02/28/2021(n)	5,578	5,443		securities sold short; (1.85)% dated
1.38%, 12/15/2019(n)	26,633	26,588		10/14/2016 (collateralized by Republic of
1.50%, 03/31/2023(n)	2,717	2,625		South Africa Government International
1.75%, 05/15/2023(n)	6,885	6,742		Bond; $600,188; 5.38%; dated 07/24/44) (t)
2.00%, 11/15/2026	444	430		Merrill Lynch Repurchase Agreement on	2,054	2,054
2.25%, 01/31/2024(n)	1,143	1,148		securities sold short; 0.41% dated
2.25%, 11/15/2024(n)	32,940	32,905		02/28/2017 maturing 03/01/2017
2.25%, 08/15/2046	975	834		(collateralized by United States Treasury
2.88%, 11/15/2046(n)	1,947	1,909		Note/Bond; $2,050,557; 1.88%; dated
3.00%, 05/15/2045(n)	8,395	8,424		01/31/22)
3.13%, 02/15/2042(n)	10,384	10,702		Merrill Lynch Repurchase Agreement on	1,225	1,225
3.38%, 05/15/2044(n)	25,567	27,521		securities sold short; 0.46% dated
3.63%, 08/15/2043(n)	5,421	6,091		02/28/2017 maturing 03/01/2017
3.63%, 02/15/2044(n)	11,749	13,205		(collateralized by United States Treasury
3.75%, 11/15/2043(n)	3,174	3,646		Note/Bond; $1,224,318; 1.38%; dated
4.63%, 02/15/2040(n)	12,373	16,008		01/15/20)
		$219,790		Merrill Lynch Repurchase Agreement on	5,526	5,526
				securities sold short; 0.47% dated
U.S. Treasury Bill - 0.29%
0.46%, 03/02/2017(r)	7,500	7,500		02/28/2017 maturing 03/01/2017
0.59%, 07/13/2017(q),(r)	850	848		(collateralized by United States Treasury
				Note/Bond; $5,517,771; 2.00%; dated
		$8,348		12/31/21)

U.S. Treasury Strip - 0.32%				Merrill Lynch Repurchase Agreement on	12,087	12,087
0.00%, 02/15/2044(b),(j),(s)	15,617	6,871
0.00%, 05/15/2044(b),(s)	5,177	2,259		securities sold short; 0.47% dated
				02/28/2017 maturing 03/01/2017
		$9,130		(collateralized by United States Treasury
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Inflation Indexed Bonds; $12,078,020;
OBLIGATIONS		$251,174		1.25%; dated 07/15/20)

See accompanying notes.

93

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

REPURCHASE AGREEMENTS	Maturity		REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Merrill Lynch Repurchase Agreement on	$3,016	$3,016	Merrill Lynch Repurchase Agreement on	$36,924	$36,923
securities sold short; 0.47% dated			securities sold short; 0.53% dated
02/28/2017 maturing 03/01/2017			02/28/2017 maturing 03/01/2017
(collateralized by United States Treasury			(collateralized by United States Treasury
Note/Bond; $3,012,881; 2.25%; dated			Note/Bond; $36,868,278; 2.75%; dated
12/31/23)			11/15/23)
Merrill Lynch Repurchase Agreement on	1,380	1,380	Merrill Lynch Repurchase Agreement on	5,244	5,244
securities sold short; 0.47% dated			securities sold short; 0.54% dated
02/28/2017 maturing 03/01/2017			02/28/2017 maturing 03/01/2017
(collateralized by United States Treasury			(collateralized by United States Treasury
Note/Bond; $1,377,666; 2.13%; dated			Note/Bond; $5,241,083; 2.50%; dated
11/30/23)			05/15/46)
Merrill Lynch Repurchase Agreement on	1,880	1,880	Merrill Lynch Repurchase Agreement; 0.54%	34,285	34,284
securities sold short; 0.48% dated			dated 02/28/2017 maturing 03/01/2017
02/28/2017 maturing 03/01/2017			(collateralized by United States Treasury
(collateralized by United States Treasury			Note/Bond; $34,276,188; 3.00%; dated
Note/Bond; $1,879,682; 3.00%; dated			11/15/45)
02/15/47)					$253,426
Merrill Lynch Repurchase Agreement on	3,684	3,684	TOTAL REPURCHASE AGREEMENTS		$253,426
securities sold short; 0.49% dated			TOTAL PURCHASED OPTIONS - 0.15%		$4,269
02/28/2017 maturing 03/01/2017			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
(collateralized by United States Treasury			0.00%		$23
Note/Bond; $3,680,257; 1.75%; dated			Total Investments		$3,135,576
11/30/21)			Other Assets and Liabilities - (8.33)%		$(241,174)
Merrill Lynch Repurchase Agreement on	6,665	6,665	TOTAL NET ASSETS - 100.00%		$2,894,402
securities sold short; 0.49% dated
02/28/2017 maturing 03/01/2017
(collateralized by United States Treasury			(a) Security or a portion of the security was pledged as collateral for short
Note/Bond; $6,650,991; 1.13%; dated			sales. At the end of the period, the value of these securities totaled
08/31/21)			$100,916 or 3.49% of net assets.
Merrill Lynch Repurchase Agreement on	1,113	1,113	(b) Non-Income Producing Security
securities sold short; 0.49% dated			(c) Security or a portion of the security was pledged to cover margin
02/28/2017 maturing 03/01/2017			requirements for options contracts. At the end of the period, the value of
(collateralized by United States Treasury			these securities totaled $7,662 or 0.26% of net assets.
Note/Bond; $1,111,234; 1.38%; dated			(d) Security exempt from registration under Rule 144A of the Securities Act of
02/15/20)			1933. These securities may be resold in transactions exempt from
Merrill Lynch Repurchase Agreement on	17,662	17,661	registration, normally to qualified institutional buyers. At the end of the
securities sold short; 0.49% dated			period, the value of these securities totaled $294,040 or 10.16% of net
02/28/2017 maturing 03/01/2017			assets.
(collateralized by United States Treasury			(e) Security is Illiquid. At the end of the period, the value of these securities
Note/Bond; $17,658,131; 3.13%; dated			totaled $60,378 or 2.09% of net assets.
11/15/41)			(f) Restricted Security. Please see Restricted Security Sub-Schedule for more
Merrill Lynch Repurchase Agreement on	38,131	38,130	information.
securities sold short; 0.50% dated			(g) Fair value of these investments is determined in good faith by the Manager
02/28/2017 maturing 03/01/2017			under procedures established and periodically reviewed by the Board of
(collateralized by United States Treasury			Directors. Certain inputs used in the valuation may be unobservable;
Note/Bond; $38,094,871; 2.75%; dated			however, each security is evaluated individually for purposes of ASC 820
11/15/42)			which results in not all securities being identified as Level 3 of the fair
Merrill Lynch Repurchase Agreement on	12,389	12,389	value hierarchy. At the end of the period, the fair value of these securities
securities sold short; 0.50% dated			totaled $20,828 or 0.72% of net assets.
02/28/2017 maturing 03/01/2017			(h) Security or a portion of the security was pledged to cover margin
(collateralized by United States Treasury			requirements for swap and/or swaption contracts. At the end of the period,
Inflation Indexed Bonds; $12,382,149;			the value of these securities totaled $24,597 or 0.85% of net assets.
0.63%; dated 07/15/21)			(i) Perpetual security. Perpetual securities pay an indefinite stream of
Merrill Lynch Repurchase Agreement on	36,615	36,614	interest, but they may be called by the issuer at an earlier date.
securities sold short; 0.52% dated			(j) Variable Rate. Rate shown is in effect at February 28, 2017.
02/28/2017 maturing 03/01/2017			(k) Payment in kind; the issuer has the option of paying additional securities
(collateralized by United States Treasury			in lieu of cash.
Inflation Indexed Bonds; $36,558,756;			(l) Security purchased on a when-issued basis.
0.13%; dated 04/15/21)			(m) Security is an Interest Only Strip
Merrill Lynch Repurchase Agreement; 0.52%	10,215	10,215	(n) Security or portion of the security was pledged as collateral for reverse
dated 02/28/2017 maturing 03/01/2017			repurchase agreements. At the end of the period, the value of these
(collateralized by United States Treasury			securities totaled $161,062 or 5.56% of net assets.
Note/Bond; $10,200,247; 1.88%; dated			(o) This Senior Floating Rate Note will settle after February 28, 2017, at
02/28/22)			which time the interest rate will be determined.
Merrill Lynch Repurchase Agreement on	10,356	10,356	(p) Security was purchased in a "to-be-announced" ("TBA") transaction. See
securities sold short; 0.52% dated			Notes to Financial Statements for additional information.
02/28/2017 maturing 03/01/2017			(q) Security or a portion of the security was pledged to cover margin
(collateralized by United States Treasury			requirements for futures contracts. At the end of the period, the value of
Note/Bond; $10,341,223; 1.88%; dated			these securities totaled $1,596 or 0.06% of net assets.
02/28/22)			(r) Rate shown is the discount rate of the original purchase.
(s) Security is a Principal Only Strip.

See accompanying notes.

94

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

(t)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.

Portfolio Summary (unaudited)
Sector	Percent
Financial	21.99%
Government	17.52%
Investment Companies	16.57%
Consumer, Non-cyclical	9.95%
Consumer, Cyclical	7.05%
Communications	5.90%
Industrial	5.77%
Technology	5.77%
Energy	5.69%
Basic Materials	4.20%
Mortgage Securities	3.38%
Asset Backed Securities	2.46%
Utilities	1.77%
Diversified	0.16%
Purchased Options	0.15%
Purchased Interest Rate Swaptions	0.00%
Investments Sold Short	(20.52)%
Other Assets and Liabilities	12.19%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Airbnb, Inc	06/24/2015	$157	$177	0.01%
Birst Inc	03/03/2015	123	111	0.00%
BXHTL Mezzanine Trust	06/19/2015	1,100	1,070	0.04%
Centennial Resource Development Inc/DE	12/19/2016	233	301	0.01%
Cloudera Inc	02/05/2014	55	71	0.00%
DraftKings Inc	12/04/2014	52	63	0.00%
DraftKings Inc Term Notes	12/22/2015	27	35	0.00%
Dropbox Inc	01/28/2014	51	38	0.00%
Element Comm Aviation	06/15/2015	2,800	2,768	0.10%
Forescout Tech Inc	11/24/2015	109	108	0.00%
Forward Venture Services LLC	11/20/2014	170	239	0.01%
GCA2014 Holdings Ltd - Class C	12/18/2014	598	377	0.01%
GCA2014 Holdings Ltd - Class D	12/18/2014	236	68	0.00%
GCA2014 Holdings Ltd - Class E	12/18/2014	950	3	0.00%
General Assembly Space, Inc	07/31/2015	107	107	0.00%
Global Container Assets Ltd	01/23/2015	357	343	0.01%
Jand Inc	04/23/2015	43	36	0.00%
Jand Inc	04/23/2015	19	13	0.00%
Klarna Holding AB	08/07/2015	89	86	0.00%
Lithium Technologies Inc	04/16/2015	290	297	0.01%
Marklogic Corp	04/27/2015	172	157	0.01%
Motel 6 Trust 2015-M6MZ	02/23/2015	2,795	2,828	0.10%
Nutanix Inc	08/25/2014	48	107	0.00%
OGX Austria GmbH	10/27/2011	573	—	0.00%
OGX Austria GmbH	03/27/2012	993	—	0.00%
Pinterest Inc	03/16/2015	627	556	0.02%
Redfin Corp	12/15/2014	97	111	0.00%
Safeway, Inc. - CVR - Property Development	04/13/2015	1	—	0.00%
Centers
Trade Desk Preferred	02/09/2016	89	241	0.01%
Uber Technologies Inc	06/05/2014	236	741	0.03%
Veracode Inc	08/26/2014	111	179	0.01%
WeWork Cos Inc	12/08/2014	16	49	0.00%
WeWork Cos Inc Series D-1	12/08/2014	81	244	0.01%
WeWork Cos Inc Series D-2	12/08/2014	64	192	0.01%
Working Capital Solutions Funding LCC	12/29/2016	2,400	2,400	0.08%
Zuora Inc	01/15/2015	156	168	0.01%

Total				0.49%
Amounts in thousands

See accompanying notes.

95

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Credit Default Swaps

Buy Protection
		Implied
		Credit Spread
		as of	(Pay)/				Upfront	Unrealized
		February 28,	Receive	Expiration		Notional	Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	2017 (a)	Fixed Rate	Date		Amount	Paid/(Received)	(Depreciation)	Asset	Liability
Bank of America NA	Turkey Government	2.39%	(1.00)%	12/20/2021		$2,225	$165	$(28)	$137	$—
	International Bond
Barclays Bank PLC	Enel SpA	1.04%	(1.00)%	12/20/2021	EUR	1,150	6	(4)	2	—
Barclays Bank PLC	ITRAXX.ASIA	N/A	(1.00)%	06/20/2021		$1,110	19	(28)	—	(9)
Barclays Bank PLC	Korea International	0.46%	(1.00)%	12/20/2021		575	(14)	—	—	(14)
	Bond
Citigroup Inc	Mexico Government	1.41%	(1.00)%	12/20/2021		12,500	365	(133)	232	—
	International Bond
Citigroup Inc	Republic of South	1.90%	(1.00)%	12/20/2021		6,000	285	(42)	243	—
	Africa Government
	International Bond
Citigroup Inc	Republic of South	1.90%	(1.00)%	12/20/2021		8,500	343	1	344	—
	Africa Government
	International Bond
Citigroup Inc	Turkey Government	2.39%	(1.00)%	12/20/2021		12,500	963	(194)	769	—
	International Bond
Citigroup Inc	Turkey Government	2.39%	(1.00)%	12/20/2021		300	21	(3)	18	—
	International Bond
Deutsche Bank AG	CDX.EM.26	N/A	(1.00)%	12/20/2021		1,425	78	(6)	72	—
Deutsche Bank AG	China Government	0.83%	(1.00)%	06/20/2021		1,200	5	(13)	—	(8)
	International Bond
Deutsche Bank AG	Korea International	0.46%	(1.00)%	12/20/2021		800	(19)	(1)	—	(20)
	Bond
Deutsche Bank AG	Korea International	0.46%	(1.00)%	12/20/2021		2,250	(56)	—	—	(56)
	Bond
Goldman Sachs & Co	Assured Guaranty	1.48%	(5.00)%	12/20/2021		6,000	(872)	(74)	—	(946)
	Municipal Corp
Goldman Sachs & Co	Gap Inc/The	2.75%	(1.00)%	12/20/2021		6,000	621	(161)	460	—
Goldman Sachs & Co	Goodyear Tire &	1.35%	(5.00)%	12/20/2021		2,000	(300)	(30)	—	(330)
	Rubber Co/The
Goldman Sachs & Co	Hertz Corp/The	5.27%	(5.00)%	12/20/2021		2,000	(67)	89	22	—
Goldman Sachs & Co	International Lease	1.00%	(5.00)%	12/20/2021		6,000	(1,015)	(75)	—	(1,090)
	Finance Corp
Goldman Sachs & Co	JC Penny Corp Inc	6.39%	(5.00)%	12/20/2021		2,000	51	59	110	—
Goldman Sachs & Co	Kohl's Corp	2.09%	(1.00)%	12/20/2021		3,000	180	(35)	145	—
Goldman Sachs & Co	Nordstrom Inc	1.48%	(1.00)%	12/20/2021		3,000	77	(12)	65	—
Goldman Sachs & Co	Staples Inc	1.84%	(1.00)%	12/20/2021		4,000	252	(102)	150	—
HSBC Securities Inc	Colombia	1.40%	(1.00)%	12/20/2021		12,500	305	(81)	224	—
	Government
	International Bond
HSBC Securities Inc	Federation of	1.09%	(1.00)%	12/20/2021		16,700	524	(454)	70	—
	Malaysia
HSBC Securities Inc	Korea International	0.46%	(1.00)%	12/20/2021		32,000	(777)	(26)	—	(803)
	Bond
HSBC Securities Inc	Turkey Government	2.39%	(1.00)%	12/20/2021		12,500	1,009	(240)	769	—
	International Bond
JP Morgan Chase	Enel SpA	1.04%	(1.00)%	12/20/2021	EUR	1,150	7	(5)	2	—
JP Morgan Chase	Intesa Sanpaolo SpA	1.43%	(1.00)%	12/20/2021		1,150	38	(13)	25	—
JP Morgan Chase	Intesa Sanpaolo SpA	1.43%	(1.00)%	12/20/2021		1,150	42	(17)	25	—
Morgan Stanley & Co	ITRAXX.ASIA	N/A	(1.00)%	06/20/2021		$2,260	39	(57)	—	(18)
Total							$2,275	$(1,685)	$3,884	$ (3,294)

Sell Protection
		Implied
		Credit Spread
		as of	(Pay)/				Upfront	Unrealized
		February 28,	Receive	Expiration		Notional	Premiums	Appreciation/	Fair Value (c)
Counterparty (Issuer)	Reference Entity	2017 (a)	Fixed Rate	Date		Amount (b)	Paid/(Received)	(Depreciation)	Asset	Liability
Citigroup Inc	Argentine Republic	3.30%	5.00%	06/20/2021		$10,000	$453	$219	$672	$—
	Government
	International Bond
Citigroup Inc	Russian Foreign	2.48%	1.00%	12/20/2026		15,000	(1,771)	10	—	(1,761)
	Bond - Eurobond
HSBC Securities Inc	Croatia Government	1.42%	1.00%	09/20/2020		10,000	(543)	399	—	(144)
	International Bond
Total							$(1,861)	$628	$672	$ (1,905)

Amounts in thousands

See accompanying notes.

96

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		Implied
		Credit Spread
		as of		(Pay)/				Upfront		Unrealized
		February 28,		Receive	Expiration		Notional	Premiums		Appreciation/
	Reference Entity	2017	(a)	Fixed Rate	Date		Amount	Paid/(Received)		(Depreciation)	Fair Value
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021		$7,326	$(288	) $	(278)	$(566)
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021		1,421	(93)		(17)	(110)
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021		2,525	(99)		(96)	(195)
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021		2,426	(95)		(92)	(187)
	ITX.EX.5.26	N/A		(5.00)%	12/20/2021	EUR	8,000	(610)		(159)	(769)
Total								$(1,185	) $	(642)	$(1,827)

Sell Protection
		Implied
		Credit Spread
		as of		(Pay)/				Upfront		Unrealized
		February 28,		Receive	Expiration		Notional	Premiums		Appreciation/
	Reference Entity	2017	(a)	Fixed Rate	Date		Amount (b)	Paid/(Received)		(Depreciation)	Fair Value (c)
	CDX.NA.HY.27	N/A		5.00%	12/20/2021		$6,509	$314		$190	$504
	ITX.EX.5.25	N/A		5.00%	12/20/2021	EUR	8,503	769		49	818
Total								$1,083		$239	$1,322

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $41,509 and 8,503 EUR.

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/17/2017	AUD	119,448,000	$89,603	$91,535	$1,935	$(3)
Bank of America NA	03/17/2017	CAD	200,543,000	152,925	151,018	5	(1,912)
Bank of America NA	03/17/2017	CHF	56,644,000	56,508	56,462	143	(189)
Bank of America NA	03/17/2017	EUR	31,117,000	32,950	32,988	121	(83)
Bank of America NA	03/17/2017	GBP	34,872,000	43,409	43,284	113	(238)
Bank of America NA	03/17/2017	JPY	4,460,204,000	39,166	39,732	567	(1)
Bank of America NA	03/17/2017	MXN	102,204,000	5,083	5,076	33	(40)
Bank of America NA	03/17/2017	NZD	37,317,000	26,730	26,862	166	(34)
Bank of New York Mellon	03/15/2017	CHF	13,000,000	13,055	12,956	—	(99)
Bank of New York Mellon	03/15/2017	EUR	985,000	1,030	1,044	14	—
Bank of New York Mellon	04/07/2017	EUR	5,099,142	5,405	5,411	6	—
Bank of New York Mellon	12/05/2017	EUR	1,825,640	1,979	1,963	—	(16)
Barclays Bank PLC	03/02/2017	TRY	687,703	189	189	—	—
Barclays Bank PLC	03/03/2017	EUR	2,642,500	2,796	2,800	4	—
Barclays Bank PLC	03/03/2017	SEK	9,855,321	1,088	1,092	4	—
Barclays Bank PLC	03/07/2017	CNY	469,908	68	68	—	—
Barclays Bank PLC	03/07/2017	EUR	4,428,300	4,743	4,693	—	(50)
Barclays Bank PLC	03/07/2017	GBP	1,426,218	1,784	1,770	—	(14)
Barclays Bank PLC	03/07/2017	JPY	15,481,902	138	138	—	—
Barclays Bank PLC	03/07/2017	NOK	8,250,160	988	984	—	(4)
Barclays Bank PLC	03/07/2017	SEK	27,535,408	3,130	3,051	—	(79)
Barclays Bank PLC	03/09/2017	KRW	1,779,871,200	1,578	1,573	—	(5)
Barclays Bank PLC	03/20/2017	BRL	1,432,221	438	458	20	—
Barclays Bank PLC	03/24/2017	CAD	2,546,962	1,944	1,918	—	(26)
Barclays Bank PLC	03/27/2017	AUD	92,000	71	70	—	(1)
Barclays Bank PLC	03/27/2017	BRL	659,694	202	211	9	—
Barclays Bank PLC	03/27/2017	CNY	7,246,786	1,041	1,054	13	—
Barclays Bank PLC	03/27/2017	EUR	965,014	1,028	1,023	2	(7)
Barclays Bank PLC	03/27/2017	JPY	198,659,194	1,747	1,771	24	—
Barclays Bank PLC	03/27/2017	KRW	206,250,851	177	182	5	—
Barclays Bank PLC	03/27/2017	MXN	20,385,167	956	1,011	55	—
Barclays Bank PLC	03/27/2017	NZD	522,000	377	376	—	(1)

See accompanying notes.

97

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	03/27/2017	PHP	170,535,821	$3,441	$3,387	$3	$(57)
Barclays Bank PLC	03/27/2017	SEK	6,752,655	752	749	—	(3)
Barclays Bank PLC	03/27/2017	ZAR	5,506,916	398	418	20	—
Barclays Bank PLC	04/17/2017	TRY	22,937,817	6,217	6,224	58	(51)
Barclays Bank PLC	04/24/2017	COP	2,266,439,988	758	769	11	—
Barclays Bank PLC	04/24/2017	MXN	61,980,190	3,049	3,062	42	(29)
Barclays Bank PLC	04/24/2017	TRY	1,139,836	309	309	—	—
Barclays Bank PLC	08/10/2017	KRW	1,802,089,050	1,578	1,593	15	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,086	1,020	—	(66)
Barclays Bank PLC	09/25/2017	GBP	775,615	1,022	968	—	(54)
Barclays Bank PLC	11/03/2017	EUR	1,454,910	1,654	1,562	—	(92)
Citigroup Inc	03/15/2017	AUD	35,143,000	26,233	26,933	702	(2)
Citigroup Inc	03/15/2017	BRL	15,397,814	4,394	4,934	541	(1)
Citigroup Inc	03/15/2017	CAD	24,581,217	18,584	18,511	27	(100)
Citigroup Inc	03/15/2017	CHF	6,373,998	6,341	6,352	18	(7)
Citigroup Inc	03/15/2017	CLP	1,071,334,180	1,627	1,646	26	(7)
Citigroup Inc	03/15/2017	CNY	4,879,909	709	710	2	(1)
Citigroup Inc	03/15/2017	COP	709,072,000	233	241	8	—
Citigroup Inc	03/15/2017	CZK	35,000,000	1,375	1,373	3	(5)
Citigroup Inc	03/15/2017	DKK	2,935,000	424	419	—	(5)
Citigroup Inc	03/15/2017	EUR	20,854,306	22,170	22,107	23	(86)
Citigroup Inc	03/15/2017	GBP	9,950,871	12,380	12,351	28	(57)
Citigroup Inc	03/15/2017	HKD	11,595,000	1,496	1,494	—	(2)
Citigroup Inc	03/15/2017	IDR	6,406,832,000	470	480	10	—
Citigroup Inc	03/15/2017	ILS	4,327,172	1,150	1,189	39	—
Citigroup Inc	03/15/2017	INR	175,904,000	2,592	2,633	41	—
Citigroup Inc	03/15/2017	JPY	1,497,064,003	13,172	13,334	167	(5)
Citigroup Inc	03/15/2017	KRW	13,921,672,000	11,950	12,299	349	—
Citigroup Inc	03/15/2017	MXN	197,632,000	9,467	9,817	350	—
Citigroup Inc	03/15/2017	NOK	67,702,002	8,075	8,078	20	(17)
Citigroup Inc	03/15/2017	NZD	31,687,997	22,482	22,813	338	(7)
Citigroup Inc	03/15/2017	PHP	36,984,528	737	736	2	(3)
Citigroup Inc	03/15/2017	PLN	19,560,000	4,732	4,810	90	(12)
Citigroup Inc	03/15/2017	SEK	101,851,117	11,310	11,293	50	(67)
Citigroup Inc	03/15/2017	SGD	8,990,236	6,328	6,416	88	—
Citigroup Inc	03/15/2017	TRY	15,246,000	4,015	4,174	168	(9)
Citigroup Inc	03/15/2017	TWD	34,465,997	1,090	1,123	33	—
Citigroup Inc	03/15/2017	ZAR	86,742,998	6,179	6,599	420	—
Citigroup Inc	03/16/2017	HUF	933,534,002	3,213	3,212	6	(7)
Citigroup Inc	04/05/2017	EUR	1,500	2	2	—	—
Citigroup Inc	06/21/2017	AUD	10,809,266	8,291	8,265	—	(26)
Citigroup Inc	06/21/2017	CAD	12,054,180	9,189	9,088	—	(101)
Citigroup Inc	06/21/2017	CLP	12,521,000	19	19	—	—
Citigroup Inc	06/21/2017	COP	478,102,921	163	161	—	(2)
Citigroup Inc	06/21/2017	GBP	280,000	352	348	—	(4)
Citigroup Inc	06/21/2017	HKD	4,652,533	600	600	—	—
Citigroup Inc	06/21/2017	HUF	39,441,000	136	136	—	—
Citigroup Inc	06/21/2017	IDR	2,037,629,629	150	150	—	—
Citigroup Inc	06/21/2017	ILS	260,000	71	72	1	—
Citigroup Inc	06/21/2017	INR	12,366,000	183	183	—	—
Citigroup Inc	06/21/2017	JPY	518,635,930	4,641	4,641	6	(6)
Citigroup Inc	06/21/2017	KRW	2,863,648,000	2,529	2,529	1	(1)
Citigroup Inc	06/21/2017	MXN	88,616,127	4,413	4,343	—	(70)
Citigroup Inc	06/21/2017	NOK	18,887,946	2,261	2,256	—	(5)
Citigroup Inc	06/21/2017	NZD	9,461,710	6,793	6,791	7	(9)
Citigroup Inc	06/21/2017	PLN	3,853,378	944	947	3	—
Citigroup Inc	06/21/2017	SGD	199,000	142	142	—	—
Citigroup Inc	06/21/2017	TRY	3,688,465	998	984	—	(14)
Citigroup Inc	06/21/2017	TWD	18,293,000	599	600	1	—
Citigroup Inc	06/21/2017	ZAR	29,630,254	2,244	2,216	—	(28)
HSBC Securities Inc	03/24/2017	BRL	12,700,000	4,078	4,061	—	(17)
HSBC Securities Inc	03/24/2017	MXN	192,000,000	9,685	9,525	—	(160)
HSBC Securities Inc	03/24/2017	ZAR	66,125,000	5,119	5,023	—	(96)
HSBC Securities Inc	04/26/2017	KZT	1,440,500,000	4,300	4,593	293	—
HSBC Securities Inc	11/22/2017	CNY	70,000,000	9,828	9,980	152	—
Merrill Lynch	03/10/2017	HUF	1,229,565,000	4,258	4,229	—	(29)
Merrill Lynch	09/19/2017	CNY	42,100,000	5,970	6,032	62	—
Morgan Stanley & Co	03/17/2017	SEK	37,275,000	4,178	4,134	—	(44)
Morgan Stanley & Co	03/27/2017	NOK	35,225,000	4,224	4,204	—	(20)
Morgan Stanley & Co	03/28/2017	MXN	59,070,000	2,963	2,929	—	(34)
Morgan Stanley & Co	03/28/2017	NOK	35,170,000	4,218	4,197	—	(21)
Morgan Stanley & Co	05/24/2017	TRY	10,200,000	2,797	2,741	—	(56)
Morgan Stanley & Co	06/01/2017	MXN	56,350,000	2,821	2,770	—	(51)

See accompanying notes.

98

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Total						$7,463	$(4,348)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/17/2017	AUD	63,650,000	$46,266	$48,776	$7	$(2,517)
Bank of America NA	03/17/2017	CAD	136,572,000	103,468	102,845	813	(190)
Bank of America NA	03/17/2017	CHF	71,946,000	71,896	71,714	275	(93)
Bank of America NA	03/17/2017	EUR	73,040,000	78,126	77,432	738	(44)
Bank of America NA	03/17/2017	GBP	52,714,000	66,257	65,430	987	(160)
Bank of America NA	03/17/2017	JPY	6,801,334,000	59,444	60,587	5	(1,148)
Bank of America NA	03/17/2017	MXN	290,284,000	14,154	14,416	—	(262)
Bank of America NA	03/17/2017	NZD	9,195,000	6,590	6,619	24	(53)
Bank of New York Mellon	03/01/2017	ZAR	1,127,380	86	86	—	—
Bank of New York Mellon	03/10/2017	EUR	5,784,650	6,428	6,131	297	—
Bank of New York Mellon	03/15/2017	CHF	14,125,000	13,938	14,078	5	(145)
Bank of New York Mellon	03/15/2017	EUR	8,000,000	8,533	8,480	53	—
Bank of New York Mellon	03/15/2017	GBP	2,000,000	2,548	2,482	66	—
Bank of New York Mellon	03/17/2017	EUR	5,260,250	5,949	5,577	372	—
Bank of New York Mellon	03/17/2017	ZAR	10,518,565	781	800	—	(19)
Bank of New York Mellon	03/31/2017	EUR	5,785,000	6,434	6,137	297	—
Bank of New York Mellon	04/06/2017	EUR	3,480,815	3,706	3,693	13	—
Bank of New York Mellon	04/07/2017	EUR	20,001,388	21,314	21,225	90	(1)
Bank of New York Mellon	05/12/2017	EUR	6,410,750	6,852	6,813	39	—
Bank of New York Mellon	05/19/2017	EUR	6,400,540	6,843	6,805	38	—
Bank of New York Mellon	08/04/2017	EUR	717,235	781	766	15	—
Bank of New York Mellon	09/25/2017	GBP	930,815	1,225	1,161	64	—
Bank of New York Mellon	12/05/2017	EUR	11,670,475	12,639	12,551	88	—
Bank of New York Mellon	01/25/2018	EUR	1,033,785	1,133	1,115	18	—
Bank of New York Mellon	01/26/2018	EUR	512,770	559	553	6	—
Barclays Bank PLC	03/02/2017	TRY	718,432	189	197	—	(8)
Barclays Bank PLC	03/03/2017	EUR	528,500	560	560	—	—
Barclays Bank PLC	03/03/2017	GBP	1,057,000	1,323	1,312	11	—
Barclays Bank PLC	03/03/2017	NZD	2,323,037	1,677	1,673	5	(1)
Barclays Bank PLC	03/07/2017	CAD	821,030	629	618	11	—
Barclays Bank PLC	03/07/2017	EUR	3,383,385	3,617	3,585	32	—
Barclays Bank PLC	03/07/2017	GBP	1,752,996	2,193	2,175	18	—
Barclays Bank PLC	03/07/2017	JPY	71,201,503	630	634	—	(4)
Barclays Bank PLC	03/07/2017	NOK	13,448,299	1,617	1,604	13	—
Barclays Bank PLC	03/08/2017	TRY	555,346	141	152	—	(11)
Barclays Bank PLC	03/09/2017	KRW	3,559,285,318	3,105	3,145	—	(40)
Barclays Bank PLC	03/15/2017	GBP	1,507,000	1,919	1,870	49	—
Barclays Bank PLC	03/27/2017	CAD	494,435	376	372	4	—
Barclays Bank PLC	03/27/2017	EUR	672,114	709	713	—	(4)
Barclays Bank PLC	03/27/2017	KRW	206,250,851	179	182	—	(3)
Barclays Bank PLC	03/27/2017	MXN	12,775,692	617	633	—	(16)
Barclays Bank PLC	03/27/2017	NOK	5,503,700	661	657	4	—
Barclays Bank PLC	03/27/2017	NZD	4,222,000	3,050	3,038	12	—
Barclays Bank PLC	03/27/2017	PHP	227,428,211	4,575	4,517	61	(3)
Barclays Bank PLC	03/27/2017	ZAR	5,216,263	398	396	2	—
Barclays Bank PLC	04/17/2017	TRY	42,561,188	11,167	11,549	10	(392)
Barclays Bank PLC	04/24/2017	COP	2,266,440,000	758	769	—	(11)
Barclays Bank PLC	04/24/2017	MXN	62,345,329	3,047	3,080	21	(54)
Barclays Bank PLC	04/24/2017	TRY	1,137,641	308	308	—	—
Barclays Bank PLC	08/10/2017	KRW	1,802,089,049	1,600	1,593	7	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,091	1,020	71	—
Barclays Bank PLC	09/25/2017	GBP	775,615	1,202	968	234	—
Barclays Bank PLC	11/03/2017	EUR	1,454,910	1,654	1,562	92	—
Citigroup Inc	03/15/2017	AUD	14,971,266	11,204	11,474	19	(289)
Citigroup Inc	03/15/2017	BRL	16,171,000	4,906	5,182	—	(276)
Citigroup Inc	03/15/2017	CAD	12,432,205	9,444	9,361	97	(14)
Citigroup Inc	03/15/2017	CHF	22,225,666	22,057	22,151	2	(96)
Citigroup Inc	03/15/2017	CLP	1,255,292,000	1,880	1,929	3	(52)
Citigroup Inc	03/15/2017	CNY	10,362,000	1,485	1,508	—	(23)
Citigroup Inc	03/15/2017	COP	422,700,921	146	144	2	—
Citigroup Inc	03/15/2017	CZK	42,900,000	1,698	1,684	15	(1)
Citigroup Inc	03/15/2017	DKK	2,935,000	423	419	4	—
Citigroup Inc	03/15/2017	EUR	36,337,852	38,878	38,519	370	(11)
Citigroup Inc	03/15/2017	GBP	12,280,998	15,394	15,243	165	(14)
Citigroup Inc	03/15/2017	HKD	6,945,533	895	895	—	—
Citigroup Inc	03/15/2017	IDR	2,777,560,629	207	208	—	(1)
Citigroup Inc	03/15/2017	ILS	11,085,000	2,916	3,046	—	(130)
Citigroup Inc	03/15/2017	INR	175,904,000	2,564	2,633	—	(69)
Citigroup Inc	03/15/2017	JPY	6,064,575,168	52,994	54,018	1	(1,025)

See accompanying notes.

99

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	03/15/2017	KRW	13,921,672,000	$11,951	$12,299	$—	$(348)
Citigroup Inc	03/15/2017	MXN	158,432,127	7,581	7,870	55	(344)
Citigroup Inc	03/15/2017	NOK	37,554,946	4,426	4,480	5	(59)
Citigroup Inc	03/15/2017	NZD	20,599,710	14,684	14,830	4	(150)
Citigroup Inc	03/15/2017	PHP	37,991,000	755	755	1	(1)
Citigroup Inc	03/15/2017	PLN	10,334,377	2,487	2,542	—	(55)
Citigroup Inc	03/15/2017	SEK	163,710,002	17,986	18,153	1	(168)
Citigroup Inc	03/15/2017	SGD	12,554,000	8,821	8,960	—	(139)
Citigroup Inc	03/15/2017	TRY	14,374,465	3,938	3,936	37	(35)
Citigroup Inc	03/15/2017	TWD	34,465,997	1,096	1,124	—	(28)
Citigroup Inc	03/15/2017	ZAR	51,867,254	3,913	3,946	31	(64)
Citigroup Inc	03/16/2017	HUF	933,534,002	3,198	3,211	7	(20)
Citigroup Inc	04/05/2017	EUR	1,500	2	2	—	—
Citigroup Inc	06/21/2017	BRL	290,813	92	91	1	—
Citigroup Inc	06/21/2017	CAD	312,119	239	236	3	—
Citigroup Inc	06/21/2017	CHF	4,008,332	4,010	4,020	—	(10)
Citigroup Inc	06/21/2017	CLP	158,098,180	244	242	2	—
Citigroup Inc	06/21/2017	CNY	3,801,909	549	549	—	—
Citigroup Inc	06/21/2017	EUR	11,122,931	11,845	11,845	10	(10)
Citigroup Inc	06/21/2017	GBP	6,390,871	7,986	7,950	36	—
Citigroup Inc	06/21/2017	HKD	25,000	3	3	—	—
Citigroup Inc	06/21/2017	HUF	728,034,002	2,517	2,514	3	—
Citigroup Inc	06/21/2017	ILS	1,425,172	387	393	—	(6)
Citigroup Inc	06/21/2017	INR	44,335,000	656	657	—	(1)
Citigroup Inc	06/21/2017	JPY	142,459,000	1,266	1,275	—	(9)
Citigroup Inc	06/21/2017	KRW	361,660,000	320	319	1	—
Citigroup Inc	06/21/2017	MXN	46,000	2	2	—	—
Citigroup Inc	06/21/2017	NZD	22,000	16	16	—	—
Citigroup Inc	06/21/2017	PHP	2,792,528	55	55	—	—
Citigroup Inc	06/21/2017	SEK	26,138,117	2,919	2,913	7	(1)
Citigroup Inc	06/21/2017	SGD	4,472,236	3,179	3,194	—	(15)
Citigroup Inc	06/21/2017	ZAR	8,900,000	671	666	5	—
Commonwealth Bank of Australia	03/17/2017	NZD	5,890,000	4,230	4,240	—	(10)
Credit Suisse	03/23/2017	IDR	38,060,000,000	2,845	2,850	—	(5)
Credit Suisse	03/28/2017	COP	3,330,000,000	1,155	1,133	22	—
Deutsche Bank AG	03/13/2017	GBP	1,046,000	1,311	1,298	13	—
Deutsche Bank AG	03/17/2017	EUR	412,000	437	437	—	—
Deutsche Bank AG	03/27/2017	EUR	1,075,000	1,138	1,140	—	(2)
Deutsche Bank AG	04/28/2017	PLN	9,350,000	2,427	2,299	128	—
HSBC Securities Inc	03/24/2017	KRW	10,000,000,000	8,741	8,828	—	(87)
HSBC Securities Inc	03/24/2017	MXN	107,000,000	5,315	5,308	7	—
HSBC Securities Inc	03/24/2017	RUB	257,000,000	4,384	4,380	4	—
HSBC Securities Inc	03/24/2017	TRY	38,300,000	10,491	10,459	32	—
HSBC Securities Inc	03/24/2017	ZAR	66,125,000	5,020	5,023	—	(3)
HSBC Securities Inc	05/16/2017	EGP	76,500,000	4,417	4,540	—	(123)
HSBC Securities Inc	11/22/2017	CNY	70,000,000	9,859	9,980	—	(121)
Merrill Lynch	03/10/2017	EUR	3,975,000	4,260	4,213	47	—
Merrill Lynch	03/17/2017	BRL	3,500,000	1,121	1,121	—	—
Merrill Lynch	03/17/2017	MXN	10,000,000	490	497	—	(7)
Merrill Lynch	03/28/2017	EUR	7,910,000	8,379	8,390	—	(11)
Merrill Lynch	09/19/2017	CNY	42,100,000	6,132	6,032	100	—
Morgan Stanley & Co	03/09/2017	GBP	200,000	247	248	—	(1)
Morgan Stanley & Co	03/15/2017	EUR	15,581,000	16,649	16,516	133	—
Morgan Stanley & Co	03/27/2017	CAD	5,585,000	4,262	4,206	56	—
Morgan Stanley & Co	03/28/2017	CAD	3,725,000	2,844	2,806	38	—
Morgan Stanley & Co	05/02/2017	PLN	35,180,000	8,761	8,649	112	—
Morgan Stanley & Co	05/24/2017	RUB	165,600,000	2,807	2,792	15	—
Morgan Stanley & Co	06/01/2017	BRL	8,715,000	2,779	2,742	37	—
Morgan Stanley & Co	07/06/2017	BRL	7,900,000	2,280	2,465	—	(185)
Total						$6,598	$(9,198)

Amounts in thousands except contracts
Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2017		Short	2	$501		$502	$(1)
3 Month Euro Swiss; June 2017		Short	3	753		753	—
3 Month Euro Swiss; September 2017		Short	2	502		502	—
30 Day Federal Funds; December 2017		Long	31	12,773		12,768	(5)
90 Day Eurodollar; December 2017		Short	51	12,553		12,551	2
90 Day Eurodollar; December 2017		Short	100	24,646		24,610	36

See accompanying notes.

100

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Futures Contracts (continued)

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2017	Long	510	$125,582	$125,511	$(71)
90 Day Eurodollar; December 2018	Short	35	8,578	8,575	3
90 Day Eurodollar; December 2019	Short	10	2,449	2,443	6
90 Day Eurodollar; June 2017	Short	105	25,968	25,913	55
90 Day Eurodollar; June 2018	Short	2,453	602,183	602,334	(151)
90 Day Eurodollar; June 2018	Short	42	10,325	10,313	12
90 Day Eurodollar; March 2017	Short	38	9,408	9,394	14
90 Day Eurodollar; March 2018	Long	18	4,425	4,425	—
90 Day Eurodollar; March 2018	Short	46	11,326	11,308	18
90 Day Eurodollar; March 2019	Short	510	124,873	124,874	(1)
90 Day Eurodollar; September 2017	Short	108	26,691	26,619	72
90 Day Eurodollar; September 2018	Short	38	9,328	9,321	7
90 Day Short Sterling; December 2017	Long	101	15,586	15,601	15
90 Day Short Sterling; December 2018	Long	24	3,699	3,702	3
90 Day Short Sterling; June 2017	Long	76	11,747	11,742	(5)
90 Day Short Sterling; June 2018	Long	2,217	341,999	342,254	255
90 Day Short Sterling; June 2018	Long	21	3,240	3,242	2
90 Day Short Sterling; March 2018	Short	74	11,419	11,427	(8)
90 Day Short Sterling; March 2018	Long	24	3,704	3,706	2
90 Day Short Sterling; September 2017	Long	91	14,070	14,058	(12)
90 Day Short Sterling; September 2018	Long	20	3,085	3,087	2
ASX 90 Day Bank Bill; March 2018	Short	23	17,548	17,551	(3)
Australia 10 Year Bond; March 2017	Short	176	17,170	17,305	(135)
Australia 10 Year Bond; March 2017	Short	407	39,732	40,019	(287)
Australia 3 Year Bond; March 2017	Short	71	6,078	6,076	2
BIST 30 Index; April 2017	Long	1	3	3	—
CAC40 Index; March 2017	Long	157	8,197	8,080	(117)
CAC40 Index; March 2017	Short	15	778	772	6
Canada 10 Year Bond; June 2017	Short	42	4,309	4,343	(34)
Canadian Bank Acceptance; December 2017	Long	20	3,721	3,725	4
Canadian Bank Acceptance; June 2017	Short	12	2,236	2,237	(1)
Canadian Bank Acceptance; March 2018	Short	63	11,723	11,727	(4)
Canadian Bank Acceptance; September 2017	Short	8	1,490	1,491	(1)
DAX Index; March 2017	Long	82	25,386	25,729	343
DAX Index; March 2017	Long	23	6,906	7,217	311
DJ Euro Stoxx 50; March 2017	Short	251	8,538	8,839	(301)
DJ Euro Stoxx 50; March 2017	Long	295	10,242	10,388	146
DJ Euro Stoxx 50; March 2017	Long	89	3,086	3,134	48
E-Mini DJIA Index; March 2017	Long	21	2,071	2,185	114
E-Mini DJIA Index; March 2017	Long	218	21,725	22,680	955
eMini MSCI EAFE; March 2017	Long	15	1,299	1,309	10
eMini MSCI Emerging Markets; March 2017	Long	35	1,579	1,629	50
Euribor; December 2017	Short	31	8,231	8,232	(1)
Euribor; December 2018	Short	7	1,856	1,857	(1)
Euribor; June 2017	Short	20	5,313	5,313	—
Euribor; June 2018	Short	27	7,164	7,167	(3)
Euribor; June 2018	Long	744	197,429	197,502	73
Euribor; March 2018	Short	25	6,635	6,637	(2)
Euribor; March 2018	Short	147	39,029	39,028	1
Euribor; September 2017	Short	30	7,967	7,968	(1)
Euribor; September 2018	Short	19	5,039	5,042	(3)
Euro Bund 10 Year Bund; March 2017	Long	316	54,994	55,589	595
Euro Bund 10 Year Bund; March 2017	Short	40	6,855	7,037	(182)
Euro Bund 10 Year Bund; March 2017	Short	39	6,685	6,861	(176)
Euro-Bobl 5 Year; March 2017	Short	49	6,876	6,994	(118)
Euro-Bobl 5 Year; March 2017	Long	414	58,721	59,091	370
Euro-BTP; March 2017	Long	3	314	315	1
FTSE China A50 Index; March 2017	Long	25	266	262	(4)
FTSE KLCI Index; March 2017	Short	22	421	420	1
FTSE/JSE Top 40; March 2017	Short	29	989	975	14

See accompanying notes.

101

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Futures Contracts (continued)

										Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value		Appreciation/(Depreciation)
	FTSE/MIB Index; March 2017		Short		1	$99		$100	$		(1)
	FTSE100 Index; March 2017		Long		463	41,013		41,741			728
	FTSE100 Index; March 2017		Short		29	2,473		2,614			(141)
	FTSE100 Index; March 2017		Long		128	10,995		11,540			545
	Hang Seng Index; March 2017		Long		2	310		306			(4)
	Hang Seng Index; March 2017		Long		173	26,834		26,455			(379)
	HSCEI China Index; March 2017		Long		20	1,358		1,328			(30)
	IBEX 35 Index; March 2017		Long		16	1,615		1,621			6
	Japan Topix Index; March 2017		Long		99	13,151		13,518			367
	Japan Topix Index; March 2017		Short		216	28,654		29,493			(839)
	Japan Topix Index; March 2017		Long		133	18,261		18,160			(101)
	Mex Bolsa Index; March 2017		Short		5	117		117			—
	Mini Japan 10 Year Bond; March 2017		Short		290	38,721		38,862			(141)
	Mini Japan 10 Year Bond; March 2017		Short		16	2,138		2,144			(6)
	MSCI Singapore Index; March 2017		Short		3	74		74			—
	MSCI Taiwan Index; March 2017		Long		23	831		826			(5)
	Nasdaq 100 E-Mini; March 2017		Long		234	24,170		24,955			785
	Nasdaq 100 E-Mini; March 2017		Long		18	1,787		1,920			133
	Nikkei 225 OSE; March 2017		Long		105	17,957		17,879			(78)
	Nikkei 225 OSE; March 2017		Long		5	844		851			7
	OMXS30 Index; March 2017		Long		22	380		380			—
	Russell 2000 Mini; March 2017		Long		222	15,152		15,373			221
	Russell 2000 Mini; March 2017		Short		534	36,672		36,980			(308)
	Russell 2000 Mini; March 2017		Long		267	18,311		18,490			179
	S&P 500 Emini; March 2017		Short		399	45,613		47,138			(1,525)
	S&P 500 Emini; March 2017		Long		304	35,022		35,915			893
	S&P 500 Emini; March 2017		Short		744	84,813		87,896			(3,083)
	S&P Mid 400 Emini; March 2017		Long		6	1,012		1,037			25
	S&P/TSX 60 Index; March 2017		Long		8	1,080		1,091			11
	SET50 Index; March 2017		Short		32	180		180			—
	SGX CNX Nifty Index; March 2017		Long		22	392		392			—
	SPI 200 Index; March 2017		Long		36	3,812		3,922			110
	UK 10 Year Gilt; June 2017		Long		129	20,134		20,366			232
	US 10 Year Note; June 2017		Short		150	18,745		18,687			58
	US 10 Year Note; June 2017		Long		24	2,990		2,990			—
	US 10 Year Note; March 2017		Long		15	1,884		1,877			(7)
	US 10 Year Ultra Note; June 2017		Short		49	6,576		6,563			13
	US 10 Year Ultra Note; June 2017		Short		22	2,945		2,947			(2)
	US 2 Year Note; June 2017		Long		280	60,588		60,594			6
	US 5 Year Note; June 2017		Short		139	16,374		16,361			13
	US 5 Year Note; June 2017		Short		120	14,167		14,124			43
	US 5 Year Note; March 2017		Short		368	43,280		43,450			(170)
	US Long Bond; June 2017		Short		7	1,055		1,062			(7)
	US Long Bond; June 2017		Short		272	40,966		41,251			(285)
	US Ultra Bond; June 2017		Short		16	2,594		2,589			5
	US Ultra Bond; June 2017		Long		13	2,104		2,103			(1)
Total								$			(813)
	Amounts in thousands except contracts
Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration		Notional	Premiums	Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	3 Month JIBAR	Receive	7.95%	05/08/2025		ZAR 12,600	$—	$5		$5	$—
Bank of America NA	Brazil Cetip	Pay	11.24%	01/02/2025		BRL 3,000	—	36		36	—
	Interbank Deposit
Bank of America NA	CFETS China	Pay	3.77%	12/28/2021		CNY 16,222	—	(6)		—	(6)
	Fixing Repo Rates 7
	Day
Bank of America NA	CFETS China	Pay	3.94%	02/08/2022		11,972	—	8		8	—
	Fixing Repo Rates 7
	Day

See accompanying notes.

102

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA	CFETS China	Receive	3.58%	02/08/2019	CNY	25,609	$—	$(3)	$—	$(3)
	Fixing Repo Rates 7
	Day
Bank of America NA	CFETS China	Receive	3.46%	12/28/2018		38,108	—	6	6	—
	Fixing Repo Rates 7
	Day
Bank of America NA	Colombia IBR	Receive	5.73%	01/23/2019	COP	16,544,000	$—	4	4	—
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	6.00%	02/22/2022		4,390,000	—	(10)	—	(10)
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	5.87%	02/06/2019		10,000,000	—	(7)	—	(7)
	Overnight Interbank
	Reference Rate
Bank of America NA	Colombia IBR	Receive	5.85%	02/28/2019		5,300,000	—	(4)	—	(4)
	Overnight Interbank
	Reference Rate
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	ZAR	94,000	—	24	24	—
Deutsche Bank AG	6 Month CZK	Pay	0.33%	07/30/2018	CZK	350,000	—	(15)	—	(15)
	LIBOR
Deutsche Bank AG	6 Month CZK	Receive	0.38%	07/29/2021		137,000	—	79	79	—
	LIBOR
Deutsche Bank AG	MXN TIIE Banxico	Pay	6.14%	07/06/2026	MXN	21,250	—	(124)	—	(124)
JP Morgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025	ZAR	18,020	—	23	23	—
Merrill Lynch	MXN TIIE Banxico	Pay	6.13%	07/06/2026	MXN	67,585	—	(397)	—	(397)
Total							$—	$(381)	$185	$(566)

Amounts in thousands
Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Receive	1.41%	07/18/2026		$3,924	$—	$310		$310
	Brazil Cetip	Pay	10.12%	01/02/2025	BRL	2,602	—	(3)		(3)
	Interbank Deposit
	3 Month LIBOR	Receive	1.89%	01/19/2022		$2,111	—	9		9
	3 Month LIBOR	Pay	2.00%	02/27/2022		10,212	1	—		1
	3 Month LIBOR	Receive	1.65%	09/21/2020		22,200	—	145		145
	3 Month LIBOR	Receive	1.94%	01/10/2022		2,111	—	4		4
	3 Month LIBOR	Receive	2.15%	01/12/2025		5,298	1	26		27
	3 Month LIBOR	Receive	1.92%	01/11/2022		2,111	—	6		6
	3 Month LIBOR	Receive	1.19%	08/11/2021		6,434	—	208		208
	3 Month LIBOR	Receive	2.02%	02/07/2022		4,265	1	(6)		(5)
	3 Month LIBOR	Pay	0.92%	09/21/2017		27,100	—	(43)		(43)
	3 Month LIBOR	Pay	2.07%	01/12/2024		14,730	—	(76)		(76)
	3 Month LIBOR	Receive	2.14%	01/12/2025		13,008	1	79		80
	3 Month LIBOR	Pay	2.30%	09/21/2025		5,900	—	19		19
	3 Month LIBOR	Receive	1.93%	01/13/2022		4,225	—	11		11
	3 Month LIBOR	Receive	2.02%	01/23/2022		5,283	—	(9)		(9)
	3 Month LIBOR	Pay	2.03%	01/17/2024		4,523	—	(35)		(35)
	3 Month LIBOR	Pay	2.09%	01/12/2024		5,996	—	(26)		(26)
	3 Month LIBOR	Pay	2.00%	08/31/2021		10,162	1	(6)		(5)
	3 Month LIBOR	Pay	1.99%	08/31/2021		6,191	1	(7)		(6)
	3 Month LIBOR	Receive	2.10%	01/17/2025		3,997	1	36		37
	6 Month BUBOR	Receive	2.65%	11/23/2026	HUF	4,850,000	—	(84)		(84)
	6 Month EURIBOR	Receive	(0.24)%	09/09/2018	EUR	12,770	—	11		11
	6 Month EURIBOR	Receive	(0.15)%	09/08/2021		18,500	(10)	170		160
	6 Month PRIBOR	Receive	1.08%	02/02/2027	CZK	184,000	—	—		—
	6 Month PRIBOR	Receive	1.07%	01/31/2027		29,050	—	2		2
	6 Month WIBOR	Pay	2.85%	11/23/2026	PLN	71,670	(13)	(130)		(143)
	ICE LIBOR JPY 6	Receive	0.50%	02/01/2037	JPY	556,500	—	181		181
	Month
	Norway Interbank	Pay	1.14%	09/09/2018	NOK	122,000	—	(28)		(28)
	Offered Rate Fixing
	6 Month
	Norway Interbank	Pay	1.14%	09/08/2021		179,000	7	(357)		(350)
	Offered Rate Fixing
	6 Month

See accompanying notes.

103

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

			(Pay)/
			Receive						Upfront
			Floating	Fixed		Expiration	Notional		Premiums	Unrealized
		Floating Rate Index	Rate	Rate		Date	Amount		Paid/(Received)		Appreciation/(Depreciation)			Fair Value
		SAFE South Africa	Receive	7.43%		02/14/2019	ZAR	49,021	$1			$(7)		$(6)
		Johannesburg
		Interbank Agreed
		Rate 3 Month
		SAFE South Africa	Receive	7.33%		02/16/2019	ZAR	72,000	—			2		2
		Johannesburg
		Interbank Agreed
		Rate 3 Month
	Total								$(8)			$402		$394

	Amounts in thousands
Interest Rate Swaptions

					Pay/
				Receive						Upfront
	Purchased Swaptions		Floating Rate		Floating	Exercise	Expiration		Notional	Premiums		Fair		Unrealized
	Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date		Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
	Call - 20 Year Interest	Barclays Bank PLC	ICE LIBOR		Pay	0.50%	07/11/2017		JPY 556,500	$36		$23		$(13)
	Rate Swap		JPY 6 Month
	Total									$36		$23		$(13)

					Pay/
				Receive						Upfront
	Written Swaptions		Floating Rate		Floating	Exercise	Expiration		Notional	Premiums		Fair		Unrealized
	Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date		Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
	Put - 20 Year Interest	Barclays Bank PLC	ICE LIBOR		Receive	1.05%	07/11/2017		JPY556,500	$(38	) $	(21	) $	17
	Rate Swap		JPY 6 Month
	Total									$(38	) $	(21	) $	17

	Amounts in thousands
Options

									Upfront Premiums					Unrealized
	Purchased Options Outstanding		Exercise Price			Expiration Date	Contracts		Paid/(Received)			Fair Value		Appreciation/(Depreciation)
Call	- 90 Day Eurodollar Future; December 2017$			98.75		12/19/2017	916		$82			$80		$(2)
Call	- 90 Day Eurodollar Future; June 2017			$99.25		06/20/2017	4,129		350			26		(324)
Call	- 90 Day Eurodollar Future; June 2017			$99.00		06/20/2017	1,197		66			15		(51)
Call	- 90 Day Eurodollar Future; June 2017			$99.13		06/20/2017	2,192		99			14		(85)
Call	- 90 Day Eurodollar Future; March 2017			$99.25		03/14/2017	8,414		1,741			53		(1,688)
	Call - 90 Day Eurodollar Future; September			$98.88		09/19/2017	1,048		66			46		(20)
	2017
	Call - Bristol-Myers Squibb Co			$60.00		06/19/2017	423		86			82		(4)
	Call - EUR versus PHP		EUR	55.50		08/21/2017	1,718,186		34			33		(1)
	Call - EUR versus USD		EUR	1.10		08/09/2017	5,090,000		91			66		(25)
	Call - EUR versus USD		EUR	1.09		08/09/2017	2,036,000		37			34		(3)
	Call - EUR versus USD		EUR	1.11		08/09/2017	8,144,000		129			81		(48)
	Call - Eurodollar, Mid-Curve 1 Yr Future; June			$98.50		06/19/2017	1,568		263	166				(97)
	2018
	Call - Eurodollar, Mid-Curve 1 Yr Future; March$			98.88		03/13/2017	750		45			5		(40)
	2018
	Call - Eurodollar, Mid-Curve 1 Yr Future; March$			98.50		03/13/2017	2,533		240			48		(192)
	2018
	Call - Eurodollar, Mid-Curve 1 Yr Future;			$98.50		09/18/2017	93		14			13		(1)
	September 2018
	Call - T-Mobile US Inc			$65.00		08/21/2017	498		243	232				(11)
Call	- US Long Bond Future; June 2017			$154.00		05/29/2017	11		20			23		3
Call	- US Long Bond Future; June 2017			$152.00		05/30/2017	66		131	188				57
	Call - USD versus BRL			$3.18		03/17/2017	438,000		5			2		(3)
	Call - USD versus EUR			$1.05		07/14/2017	5,608,000		116	102				(14)
	Call - USD versus PHP			$49.05		03/27/2017	1,569,000		31			41		10
	Call - USD versus PHP			$49.05		03/27/2017	1,558,500		22			41		19
Put	- 90 Day Eurodollar Future; March 2017			$98.88		03/14/2017	349		23			21		(2)
Put	- iShares Russell 2000 ETF			$130.00		07/03/2017	1,991		675	676				1
	Put - S&P 500 Index			$1,875.00		03/20/2017	454		2,934			—		(2,934)
	Put - S&P 500 Index			$2,100.00		06/19/2017	223		578	357				(221)
	Put - S&P 500 Index			$1,975.00		12/18/2017	224		1,860	807				(1,053)
	Put - S&P 500 Index			$2,300.00		04/24/2017	133		425	261				(164)
	Put - S&P 500 Index			$2,025.00		09/18/2017	224		1,703	601				(1,102)
	Put - USD versus BRL			$3.14		07/24/2017	2,597,500		79			58		(21)
	Put - USD versus MXN			$19.80		06/01/2017	2,036,000		33			31		(2)
	Put - USD versus MXN			$19.30		04/21/2017	5,090,000		47			21		(26)

See accompanying notes.

104

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Options (continued)

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Put - USD versus TRY	$3.60	04/17/2017	5,255,000	$50	$45	$	(5)
Total	$12,318	$4,269	$(8,049)

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Bristol-Myers Squibb Co	$70.00	06/19/2017	423	$(19	) $	(15)	$	4
Call - Eurodollar, Mid-Curve 3 Yr Future;	$97.75	09/18/2017	342	(141)	(173)	(32)
September 2020
Call - Eurodollar, Mid-Curve 3 Yr Future;	$97.88	09/18/2017	480	(178)	(186)	(8)
September 2020
Call - GBP versus USD	GBP 1.30	08/09/2017	1,221,600	(26)	(15)	11
Call - GBP versus USD	GBP	1.29	08/09/2017	2,036,000	(41)	(30)	11
Call - Halliburton Co	$62.50	03/20/2017	104	(5)	—	5
Call - T-Mobile US Inc	$70.00	08/21/2017	498	(88)	(87)	1
Call - US 2 Year Note Future; June 2017	$108.38	03/27/2017	228	(23)	(32)	(9)
Call - US 2 Year Note Future; June 2017	$108.50	04/24/2017	97	(12)	(12)	—
Call - USD versus BRL	$3.36	08/22/2017	1,018,000	(26)	(26)	—
Call - USD versus BRL	$3.26	05/12/2017	1,018,000	(17)	(13)	4
Call - USD versus BRL	$3.26	05/08/2017	1,527,000	(28)	(18)	10
Call - USD versus TRY	$3.70	04/17/2017	1,879,200	(29)	(31)	(2)
Put - Eurodollar, Mid-Curve 3 Yr Future;	$97.50	09/18/2017	354	(238)	(206)	32
September 2020
Put - S&P 500 Index	$1,950.00	06/19/2017	148	(183)	(111)	72
Put - S&P 500 Index	$1,750.00	12/18/2017	224	(963)	(387)	576
Put - S&P 500 Index	$1,800.00	09/18/2017	224	(788)	(258)	530
Put - S&P 500 Index	$1,725.00	03/20/2017	454	(1,787)	—	1,787
Put - US 2 Year Note Future; June 2017	$108.00	04/24/2017	44	(7)	(9)	(2)
Put - US 2 Year Note Future; June 2017	$107.88	04/24/2017	53	(7)	(6)	1
Put - US Long Bond Future; June 2017	$150.00	05/30/2017	22	(52)	(49)	3
Put - US Long Bond Future; June 2017	$148.00	05/30/2017	33	(72)	(50)	22
Put - USD versus BRL	$3.10	05/12/2017	1,018,000	(15)	(14)	1
Put - USD versus BRL	$3.10	05/08/2017	1,527,000	(22)	(21)	1
Put - USD versus BRL	$3.18	03/17/2017	438,000	(6)	(10)	(4)
Put - USD versus BRL	$3.00	07/24/2017	1,558,500	(15)	(13)	2
Put - USD versus COP	$2,900.00	06/01/2017	2,036,000	(36)	(39)	(3)
Put - USD versus COP	$2,900.00	04/21/2017	2,018,000	(37)	(29)	8
Put - USD versus KRW	$1,100.00	08/09/2017	2,545,000	(38)	(41)	(3)
Put - USD versus KRW	$1,100.00	08/09/2017	2,545,000	(36)	(41)	(5)
Put - USD versus NOK	$7.95	08/09/2017	1,527,000	(18)	(11)	7
Put - USD versus NOK	$8.00	08/09/2017	2,036,000	(23)	(18)	5
Total	$(4,976	) $	(1,951)	$3,025

Amounts in thousands except contracts
Synthetic Futures

Unrealized	Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; June 2017	06/30/2017	$(9,449	) $	(91)	$	— $	(91)
Bank of America NA	Euro Bund 10 Year Bund Future; June 2017	06/12/2017	20,709	(11)	—	(11)
Bank of America NA	Euro-Bobl 5 Year Future; June 2017	06/12/2017	17,001	(2)	—	(2)
Bank of America NA	Euro-BTP Future; March 2017	03/08/2017	(2,838)	4	4	—
Bank of America NA	Euro-OAT Future; March 2017	03/08/2017	(3,152)	(44)	—	(44)
Bank of America NA	Euro-Schatz 2 Year Future; June 2017	06/12/2017	28,716	(11)	—	(11)
Bank of America NA	HSCEI China Index Future; March 2017	03/30/2017	1,219	(24)	—	(24)
Bank of America NA	MSCI Taiwan Index Future; March 2017	03/31/2017	434	(3)	—	(3)
Bank of America NA	Nordic Exchange Stockholm Index Future;	03/17/2017	262	—	—	—
March 2017
Bank of America NA	Taiwan TAIEX Index Future; March 2017	03/15/2017	1,247	11	11	—
Bank of America NA	Tel Aviv 25 Index Future; March 2017	03/31/2017	(828)	21	21	—
Bank of America NA	UK 10 Year Gilt Future; June 2017	06/30/2017	(17,803)	(234)	—	(234)
Bank of America NA	US 10 Year Note Future; June 2017	06/30/2017	17,914	25	25	—
Bank of America NA	US 2 Year Note Future; June 2017	07/07/2017	(7,569)	(5)	—	(5)
Bank of America NA	US 5 Year Note Future; June 2017	07/06/2017	(6,937)	(8)	—	(8)
Bank of America NA	US Long Bond Future; June 2017	06/30/2017	(2,555)	(23)	—	(23)
Bank of America NA	US Ultra Bond Future; June 2017	06/30/2017	(2,077)	(26)	—	(26)
Bank of America NA	WIG 20 Index Future; March 2017	03/20/2017	10	—	—	—
Morgan Stanley & Co	BIST 30 Index Future; April 2017	04/28/2017	245	(3)	—	(3)
Morgan Stanley & Co	Bovespa Index Future; April 2017	04/12/2017	1,421	(8)	—	(8)
Morgan Stanley & Co	FTSE China A50 Index Future; March 2017 03/30/2017	404	(6)	—	(6)
Morgan Stanley & Co	Hang Seng Index Future; March 2017	03/30/2017	466	(7)	—	(7)
Morgan Stanley & Co	HSCEI China Index Future; March 2017	03/30/2017	2,101	(42)	—	(42)
Morgan Stanley & Co	MSCI Singapore Index Future; March 2017	03/31/2017	24	—	—	—
Morgan Stanley & Co	MSCI Taiwan Index Future; March 2017	03/31/2017	650	(4)	—	(4)

See accompanying notes.

105

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Synthetic Futures (continued)

				Unrealized		Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)		Asset	Liability
Morgan Stanley & Co	KOSPI 200 Index Future; March 2017	03/09/2017	$3,756	$281		$281	$—
Morgan Stanley & Co	SGX CNX Nifty Index Future; March 2017	03/31/2017	(1,226)	(4)		—	(4)
Morgan Stanley & Co	Swiss Market Index Future; March 2017	03/20/2017	(12,538)	(702)		—	(57)
Morgan Stanley & Co	Taiwan TAIEX Index Future; March 2017	03/15/2017	1,063	9		9	—
Total				$(907)		$351	$(613)

Amounts in thousands
Total Return Equity Basket Swaps

				Notional		Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date	Value		Asset	Liability
Bank of America NA	Floating rate based on the Federal Funds	Total return on a custom basket of long and	08/12/2019	$(417	) $	5	$—
	Rate plus/less spread	short securities traded in USD
Bank of America NA	Floating rate based on 1 month Euribor	Total return on a custom basket of long and	12/27/2018	688		19	—
	plus/less spread	short securities traded in EUR
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	03/21/2018	97		14	—
	plus/less spread	short securities traded in TWD
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	03/22/2018	(15)		30	—
	plus/less spread	short securities traded in MYR
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	03/20/2018-	(270)		136	—
	plus/less spread	short securities traded in KRW	04/19/2018
Deutsche Bank AG	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	03/22/2018	111		37	—
	plus/less spread	short securities traded in IDR
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	06/15/2017	46		4	—
	plus/less spread	short securities traded in CLP
Deutsche Bank AG	Floating rate based on 28 day Mexico	Total return on a custom basket of long and	03/22/2017	89		155	—
	Interbank TIIE Rate plus/less spread	short securities traded in MXN
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	11/28/2017-	(353)		—	(151)
	plus/less spread	short securities traded in USD	03/19/2021
Deutsche Bank AG	Floating rate based on the 1 month South	Total return on a custom basket of long and	03/24/2017	42		—	(107)
	Africa Johannesburg Interbank Agreed	short securities traded in ZAR
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1 week EUR	Total return on a custom basket of long and	08/21/2017	(1,176)		950	—
	LIBOR plus/less spread	short securities traded in EUR
Deutsche Bank AG	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	05/19/2017-	(90)		344	—
	plus/less spread	short securities traded in GBP	01/19/2018
Deutsche Bank AG	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	03/22/2017	689		51	—
	plus/less spread	short securities traded in BRL
Deutsche Bank AG	Floating rate based on the Poland	Total return on a custom basket of long and	01/20/2022	101		3	—
	Warsaw Interbank Offer/Bid Spot Week	short securities traded in PLN
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1 week Hong	Total return on a custom basket of long and	01/19/2022	557		—	(10)
	Kong Interbank Offer Rate plus/less	short securities traded in HKD
	spread
Deutsche Bank AG	Floating rate based on 1 week ICE	Total return on a custom basket of long and	09/20/2017	1,344		104	—
	LIBOR CHF plus/less spread	short securities traded in CHF
Morgan Stanley & Co	Floating rate based on the Bank of Japan	Total return on a custom basket of long and	08/23/2018	(407)		1,851	—
	Estimate Unsecured Overnight Call Rate	short securities traded in JPY
	plus/less spread
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	12/17/2018	(41)		14	—
	plus/less spread	short securities traded in SEK
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	12/17/2018	194		—	(103)
	plus/less spread	short securities traded in NOK
Morgan Stanley & Co	Floating rate based on the Federal Funds	Total return on a custom basket of long and	09/14/2017	5,617		9,773	—
	Rate plus/less spread	short securities traded in USD
Morgan Stanley & Co	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	08/22/2017-	—		1,673	—
	plus/less spread	short securities traded in USD	10/11/2017
Morgan Stanley & Co	Floating rate based on 1 month Euribor	Total return on a custom basket of long and	11/22/2017-	—		—	(159)
	plus/less spread	short securities traded in EUR	05/08/2018
Morgan Stanley & Co	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	02/28/2017	—		—	(56)
	plus/less spread	short securities traded in GBP
Morgan Stanley & Co	Floating rate based on the Federal Funds	Total return on a custom basket of long and	02/21/2019	(83,403)		580	—
	Rate plus/less spread	short securities traded in USD
Morgan Stanley & Co	Floating rate based on the Federal Funds	Total return on a custom basket of long and	02/21/2019	5,635		—	(75)
	Rate plus/less spread	short securities traded in CAD
Morgan Stanley & Co	Floating rate based on 1 month LIBOR	Total return on a custom basket of long and	02/21/2019	353		—	(39)
	plus/less spread	short securities traded in HKD
Morgan Stanley & Co	Floating rate based on the Federal Funds	Total return on a custom basket of long and	02/20/2019	619		60	—
	Rate plus/less spread	short securities traded in SEK
Morgan Stanley & Co	Floating rate based on 1 day RBA	Total return on a custom basket of long and	10/23/2018	1,715		—	(74)
	Interbank Overnight Cash Rate plus/less	short securities traded in AUD
	spread

See accompanying notes.

106

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Total Return Equity Basket Swaps (continued)

					Notional			Fair Value
Counterparty	Fund Pays		Fund Receives		Expiration Date	Value	Asset		Liability
Morgan Stanley & Co	Floating rate based on 1 day SONIA	Total return on a custom basket of long and			10/09/2018	$339		$—	$(67)
	plus/less spread		short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 day EMMI Euro		Total return on a custom basket of long and		12/17/2018	2,386		565	—
	Overnight Index Average plus/less		short securities traded in EUR
	spread
Morgan Stanley & Co	Floating rate based on 1 day TOIS	Total return on a custom basket of long and			03/05/2018	60		—	(41)
			short securities traded in CHF
Morgan Stanley & Co	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and			12/17/2018	(72)		88	—
	plus/less spread		short securities traded in DKK
Total						$(65,562)		$ 16,456	$(882)

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands
Total Return Swaps

			Pay/Receive	Financing		Notional		Fair Value
Counterparty (Issuer)	Reference Entity	Contracts	Positive Return	Rate	Expiration Date	Amount		Asset Liability
Citigroup Inc	Egypt Treasury Bills	89,310,921	Receive	3 Month LIBOR	05/08/2017	$4,250		$529	$—
Morgan Stanley & Co	MSCI Netherlands Net Return	213,022	Pay	Euribor 1 Month minus .10%	03/15/2017	EUR	1	—	(2)
	EUR Index
Morgan Stanley & Co	MSCI Italy Net Return EUR	1,459,892	Pay	Euribor 1 Month minus .35%	03/15/2017		17	13	—
	Index
Morgan Stanley & Co	MSCI Switzerland Net Return	210,965	Pay	ICE LIBOR CHF 1 Month	03/15/2017	CHF	—	—	(2)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	215,705	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(2)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	163,557	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(1)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	211,567	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(1)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	116,149	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(2)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Switzerland Net Return	969,490	Pay	ICE LIBOR CHF 1 Month	03/15/2017		—	—	(8)
	CHF Index			minus .75%
Morgan Stanley & Co	MSCI Turkey Net Return	88	Receive	1 Month TRLIBOR plus	03/15/2017	TRY	94	—	—
	TRY Index			.45%
Morgan Stanley & Co	MSCI Mexico Net Return	5,626,710	Pay	MXN TIIE Banxico plus	03/15/2017	MXN	6	3	—
	MXN Index			.25%
Morgan Stanley & Co	MSCI South Africa Net	2,891,219	Pay	SAFE South Africa	03/15/2017	ZAR	3	5	—
	Return ZAR Index			Johannesburg Interbank
				Agreed Rate1Monthminus
				.45%
Morgan Stanley & Co	MSCI South Africa Net	1,680,576	Pay	SAFE South Africa	03/15/2017		2	2	—
	Return ZAR Index			Johannesburg Interbank
				Agreed Rate1Monthminus
				.45%
Morgan Stanley & Co	MSCI South Africa Net	22,815,298	Pay	SAFE South Africa	03/15/2017		26	34	—
	Return ZAR Index			Johannesburg Interbank
				Agreed Rate1Monthminus
				.45%
Morgan Stanley & Co MSCI Singapore Net Return SGD		217,589	Pay	SIBOR 1 Month minus .08%	03/15/2017	SGD	—	—	(2)
	Index
Total								$586	$(20)

Amounts in thousands except contracts

See accompanying notes.

107

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
Merrill Lynch	(0.65%)	03/01/2017		$13,035	$(13,035)
Merrill Lynch	(0.52%)	03/01/2017		11,402	(11,402)
Merrill Lynch	(0.64%)	03/01/2017		6,782	(6,782)
Merrill Lynch	(0.63%)	03/01/2017		6,099	(6,099)
Merrill Lynch	(0.63%)	03/01/2017		898	(898)
Merrill Lynch	(0.64%)	03/01/2017		13,232	(13,232)
Merrill Lynch	(0.54%)	03/01/2017		22,690	(22,690)
Merrill Lynch	(0.61%)	03/01/2017		16,039	(16,039)
Merrill Lynch	(0.65%)	03/01/2017		33,146	(33,147)
Merrill Lynch	(0.56%)	03/01/2017		10,721	(10,721)
Merrill Lynch	(0.64%)	03/01/2017		5,452	(5,452)
Merrill Lynch	(0.60%)	03/01/2017		8,500	(8,500)
Merrill Lynch	(0.64%)	03/01/2017		2,646	(2,646)
Merrill Lynch	(0.31%)	03/01/2017		1,925	(1,925)
Merrill Lynch	(0.44%)	03/01/2017		3,052	(3,052)
Merrill Lynch	(0.63%)	03/01/2017		1,152	(1,152)
Merrill Lynch	(7.60%)	Open Ended	ZAR	12,326	(942)
Merrill Lynch	(7.60%)	Open Ended		17,518	(1,346)
Merrill Lynch	(7.65%)	Open Ended		5,761	(444)
Merrill Lynch	(7.65%)	Open Ended		6,438	(492)
Merrill Lynch	(7.65%)	Open Ended		7,424	(569)
Merrill Lynch	(7.65%)	Open Ended		7,872	(610)
Total					$(161,175)

Amounts in thousands

See accompanying notes.

108

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (10.91)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Advertising - (0.05)%				Biotechnology (continued)
Dentsu Inc	8,300	$461		Medicines Co/The (a)	11,302	$593
Omnicom Group Inc	10,910	928		Seattle Genetics Inc (a)	10,985	721
		$1,389		Vertex Pharmaceuticals Inc (a)	3,950	358
						$5,284
Aerospace & Defense - (0.19)%
Aerojet Rocketdyne Holdings Inc (a)	2,692	52		Building Materials - (0.15)%
Arconic Inc	11,011	317		Daikin Industries Ltd	15,000	1,424
BAE Systems PLC	107,011	838		James Hardie Industries PLC	120,689	1,801
Boeing Co/The	4,692	846		Martin Marietta Materials Inc	1,969	425
Harris Corp	7,640	840		Vulcan Materials Co	4,877	588
Northrop Grumman Corp	8,258	2,040				$4,238
Rockwell Collins Inc	5,373	514
				Chemicals - (0.25)%
		$5,447		Air Products & Chemicals Inc	20,390	2,864
Airlines - (0.02)%				CF Industries Holdings Inc	17,207	541
Singapore Airlines Ltd	89,000	631		Dow Chemical Co/The	5,065	316
				K+S AG	20,602	481
				Kansai Paint Co Ltd	23,700	461
Apparel - (0.12)%				Nippon Paint Holdings Co Ltd	4,000	129
Asics Corp	4,300	76		Potash Corp of Saskatchewan Inc	79,424	1,384
Gildan Activewear Inc	20,500	520		Praxair Inc	2,908	346
Hanesbrands Inc	24,785	496		Sherwin-Williams Co/The	1,231	380
NIKE Inc	30,000	1,715		Taiyo Nippon Sanso Corp	25,200	313
VF Corp	12,663	664				$7,215
		$3,471
				Commercial Services - (0.35)%
Automobile Manufacturers - (0.13)%				Abertis Infraestructuras SA	180,226	2,640
Fiat Chrysler Automobiles NV (a)	220,426	2,411
				Ecolab Inc	9,294	1,152
Ford Motor Co	9,115	114		Element Fleet Management Corp	21,253	225
PACCAR Inc	16,590	1,108		Gartner Inc (a)	2,619	270
		$3,633		Global Payments Inc	22,200	1,769
Automobile Parts & Equipment - (0.17)%				MacDonald Dettwiler & Associates Ltd	4,270	211
BorgWarner Inc	33,846	1,428		Transurban Group	118,657	1,004
				Verisk Analytics Inc (a)	32,317	2,680
Delphi Automotive PLC	7,097	540
Goodyear Tire & Rubber Co/The	53,277	1,867				$9,951
Koito Manufacturing Co Ltd	13,100	676		Computers - (0.01)%

Meritor Inc(a)	23,021	376		Dell Technologies Inc Class V (a)	3,404	216
		$4,887

Banks - (0.51)%				Consumer Products - (0.02)%
Bank of Queensland Ltd	29,386	267		Clorox Co/The	3,220	441
Bankinter SA	170,369	1,313
Bendigo & Adelaide Bank Ltd	77,321	724
Canadian Imperial Bank of Commerce	5,986	526		Cosmetics & Personal Care - (0.12)%
Citizens Financial Group Inc	28,382	1,061		Coty Inc	8,835	166
				Edgewell Personal Care Co (a)	7,090	524
Columbia Banking System Inc	4,919	196
Danske Bank A/S	43,486	1,449		Estee Lauder Cos Inc/The	16,874	1,398
FNB Corp/PA	49,053	764		Lion Corp	13,000	225
Hang Seng Bank Ltd	5,900	121		Shiseido Co Ltd	41,600	1,094
KeyCorp	47,390	889				$3,407
M&T Bank Corp	22,050	3,682		Distribution & Wholesale - (0.03)%
National Bank of Canada	6,200	265		Fossil Group Inc (a)	43,959	831
Pinnacle Financial Partners Inc	249	17
Resona Holdings Inc	28,200	157
Signature Bank/New York NY (a)	12,866	2,026		Diversified Financial Services - (0.36)%
Sumitomo Mitsui Trust Holdings Inc	4,600	165		Affiliated Managers Group Inc	5,155	866
Swedbank AB	26,193	645		ASX Ltd	51,511	2,021
United Bankshares Inc/WV	11,459	513		CBOE Holdings Inc	9,104	711
		$14,780		Macquarie Group Ltd	1,699	113
				Nasdaq Inc	36,183	2,573
Beverages - (0.13)%				Navient Corp	16,702	258
Anheuser-Busch InBev SA/NV	6,596	722		Partners Group Holding AG	1,749	915
Brown-Forman Corp - B Shares	24,340	1,187		Provident Financial PLC	47,757	1,729
Constellation Brands Inc	4,512	716		Visa Inc	17,249	1,517
Treasury Wine Estates Ltd	124,883	1,141				$10,703
		$3,766
				Electric - (0.31)%
Biotechnology - (0.18)%				Black Hills Corp	9,317	605
Acorda Therapeutics Inc (a)	10,721	284
				Chugoku Electric Power Co Inc/The	64,200	708
BioMarin Pharmaceutical Inc (a)	3,229	303
				Dominion Resources Inc/VA	953	74
Celgene Corp (a)	5,740	709		Dynegy Inc (a)	10,530	85
Genmab A/S (a)	11,144	2,204
				E.ON SE	76,820	596
Innoviva Inc (a)	9,712	112

See accompanying notes.

109

     Schedule of Investments Global Multi-Strategy Fund February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Electric (continued)				Healthcare - Services - (0.32)%
Endesa SA	107,933	$2,296		Anthem Inc	38,015	$6,266
Great Plains Energy Inc	19,283	560		Brookdale Senior Living Inc (a)	473	7
Kansai Electric Power Co Inc/The (a)	100,300	1,112		Laboratory Corp of America Holdings (a)	13,160	1,872
Kyushu Electric Power Co Inc	137,500	1,532		Sonic Healthcare Ltd	59,640	983
NRG Yield Inc - A Shares	7,189	121		UnitedHealth Group Inc	3,268	540
NRG Yield Inc - C Shares	2,373	41				$9,668
OGE Energy Corp	11,530	425
SCANA Corp	10,639	738		Holding Companies - Diversified - (0.02)%
SSE PLC	10,735	205		CK Hutchison Holdings Ltd	16,000	198
		$9,098		Wendel SA	3,762	416
						$614
Electrical Components & Equipment - (0.12)%
Acuity Brands Inc	4,884	1,032		Home Furnishings - (0.01)%
General Cable Corp	1,894	32		Sony Corp	7,800	241
Nidec Corp	23,500	2,195
SunPower Corp (a)	3,370	30		Insurance - (0.53)%
		$3,289		Admiral Group PLC	5,348	121
				Aon PLC	9,120	1,055
Electronics - (0.16)%
				Arthur J Gallagher & Co	26,420	1,505
Alps Electric Co Ltd	41,000	1,217		Berkshire Hathaway Inc - Class B (a)	20,640	3,538
Amphenol Corp	13,680	947
				Challenger Ltd/Australia	55,633	487
Hamamatsu Photonics KK	19,000	560
				Chubb Ltd	5,159	713
Hoya Corp	7,500	340
				Fairfax Financial Holdings Ltd	294	133
Keyence Corp	300	116
Mettler-Toledo International Inc (a)	1,240	591		Gjensidige Forsikring ASA	6,211	97
TTM Technologies Inc (a)	52,503	848		Japan Post Holdings Co Ltd	12,700	163
				Marsh & McLennan Cos Inc	26,190	1,924
Vishay Intertechnology Inc	20,323	322		MGIC Investment Corp (a)	13,664	145
		$4,941		Power Corp of Canada	65,400	1,522
Engineering & Construction - (0.18)%				Primerica Inc	2,219	179
Aeroports de Paris	7,858	891		Sampo Oyj	3,646	166
Boskalis Westminster	35,914	1,310		Swiss Re AG	6,550	586
Cheung Kong Infrastructure Holdings Ltd	47,000	387		Torchmark Corp	18,170	1,409
CIMIC Group Ltd	20,904	605		Tryg A/S	11,673	217
Eiffage SA	10,108	722		Voya Financial Inc	34,367	1,417
Jacobs Engineering Group Inc	19,132	1,079				$15,377
		$4,994
				Internet - (0.46)%
Entertainment - (0.09)%				Alibaba Group Holding Ltd ADR(a)	18,977	1,953
Aristocrat Leisure Ltd	53,010	674		Amazon.com Inc (a)	2,768	2,339
Eldorado Resorts Inc (a)	8,815	144		Expedia Inc	10,940	1,302
Oriental Land Co Ltd/Japan	30,000	1,686		Iliad SA	2,211	458
Paddy Power Betfair PLC	734	80		New Media Investment Group Inc	156,013	2,407
		$2,584		Palo Alto Networks Inc (a)	9,331	1,417
				Pandora Media Inc (a)	3,776	47
Environmental Control - (0.04)%				United Internet AG	669	28
Republic Services Inc	18,860	1,168		VeriSign Inc (a)	38,553	3,180
						$13,131

Food - (0.22)%				Investment Companies - (0.16)%
Ajinomoto Co Inc	11,200	227		Ares Capital Corp	5,183	92
Chr Hansen Holding A/S	12,155	725		Eurazeo SA	13,433	830
Hormel Foods Corp	24,123	850		Groupe Bruxelles Lambert SA	4,613	391
JM Smucker Co/The	3,750	532		Investor AB	53,364	2,113
Kraft Heinz Co/The	19,470	1,782		Kinnevik AB	40,087	1,082
Kroger Co/The	35,294	1,122
Marine Harvest ASA (a)	10,379	181				$4,508
Mondelez International Inc	14,170	622		Iron & Steel - (0.01)%
Post Holdings Inc (a)	1,232	101		Allegheny Technologies Inc	7,612	146
		$6,142

Gas - (0.04)%				Leisure Products & Services - (0.02)%
National Grid PLC	22,131	269		Shimano Inc	4,600	680
Sempra Energy	7,750	854
		$1,123		Machinery - Diversified - (0.25)%
Healthcare - Products - (0.25)%				Flowserve Corp	18,761	871
Boston Scientific Corp (a)	89,239	2,191		MAN SE	6,615	679
Cooper Cos Inc/The	3,074	612		Roper Technologies Inc	18,886	3,951
Essilor International SA	3,338	383		Wabtec Corp/DE	22,210	1,779
Henry Schein Inc (a)	6,280	1,078				$7,280
Olympus Corp	51,200	1,813		Media - (0.46)%
Teleflex Inc	5,590	1,068		Altice NV - A Shares (a)	42,400	895
		$7,145

See accompanying notes.

110

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Media (continued)				Pharmaceuticals (continued)
Charter Communications Inc (a)	1,274	$412		Zoetis Inc	13,544	$722
Comcast Corp - Class A	44,100	1,650				$9,779
Scripps Networks Interactive Inc	18,689	1,509
SFR Group SA (a)	44,338	1,293		Pipelines - (0.19)%
				Cheniere Energy Inc (a)	8,434	405
Shaw Communications Inc	17,900	373
Telenet Group Holding NV (a)	7,782	439		Enbridge Inc	3,000	126
Thomson Reuters Corp	128,200	5,421		Enbridge Inc	42,503	1,779
Walt Disney Co/The	14,420	1,587		ONEOK Inc	26,294	1,421
				Targa Resources Corp	8,836	499
		$13,579
				TransCanada Corp	31,700	1,458
Metal Fabrication & Hardware - (0.05)%						$5,688
MISUMI Group Inc	16,700	292
Rexnord Corp (a)	5,110	113		Private Equity - 0.00%
Tenaris SA	76,365	1,250		Onex Corp	1,200	84
		$1,655
				Real Estate - (0.04)%
Mining - (0.02)%
				Mitsubishi Estate Co Ltd	6,000	117
Franco-Nevada Corp	4,600	297
Kirkland Lake Gold Ltd (a)	1	—		REA Group Ltd	5,750	249
				Swiss Prime Site AG (a)	9,347	811
Randgold Resources Ltd	4,039	371
						$1,177
		$668
				REITS - (0.23)%
Miscellaneous Manufacturers - (0.04)%
				Colony NorthStar Inc	14,924	219
Textron Inc	27,370	1,295
				Colony Starwood Homes	1,437	47
				Equinix Inc	4,553	1,712
Oil & Gas - (0.42)%				Host Hotels & Resorts Inc	49,783	895
Cabot Oil & Gas Corp	48,694	1,066		Regency Centers Corp	14,522	1,022
Caltex Australia Ltd	2,388	51		SBA Communications Corp (a)	2,545	295
Chesapeake Energy Corp (a)	34,722	189		Spirit Realty Capital Inc	21,287	234
Cimarex Energy Co	8,664	1,089		Starwood Property Trust Inc	13,125	300
Concho Resources Inc (a)	5,710	756		Welltower Inc	23,773	1,673
Continental Resources Inc/OK (a)	20,838	942				$6,397
DCC PLC	2,308	197
EOG Resources Inc	8,520	826		Retail - (1.03)%
Lundin Petroleum AB (a)	44,438	910		Advance Auto Parts Inc	13,784	2,159
				AutoZone Inc (a)	2,658	1,958
Neste Oyj	16,959	590
Newfield Exploration Co (a)	13,673	499		Best Buy Co Inc	7,439	328
				Chipotle Mexican Grill Inc (a)	5,525	2,313
Noble Energy Inc	2,863	104
Parsley Energy Inc (a)	3,779	115		Dillard's Inc	29,761	1,622
				Dollar Tree Inc (a)	11,752	901
Peyto Exploration & Development Corp	6,200	127
Phillips 66	4,855	380		Domino's Pizza Enterprises Ltd	44,125	1,884
Pioneer Natural Resources Co	7,730	1,438		Domino's Pizza Inc	9,481	1,800
PrairieSky Royalty Ltd	73,200	1,712		Don Quijote Holdings Co Ltd	27,700	982
Tesoro Corp	12,822	1,092		Fast Retailing Co Ltd	6,700	2,119
		$12,083		Foot Locker Inc	4,760	360
				Gap Inc/The	34,249	850
Oil & Gas Services - (0.07)%				GNC Holdings Inc	29,363	244
National Oilwell Varco Inc	23,093	934		Isetan Mitsukoshi Holdings Ltd	27,000	346
Schlumberger Ltd	4,958	398		JC Penney Co Inc (a)	181,776	1,152
TechnipFMC PLC (a)	2,686	87		Kohl's Corp	60,327	2,571
Weatherford International PLC (a)	101,970	577		L Brands Inc	5,452	287
		$1,996		Macy's Inc	11,100	369
				Marui Group Co Ltd	65,900	911
Packaging & Containers - (0.04)%				Nordstrom Inc	38,749	1,808
Amcor Ltd/Australia	29,558	318		O'Reilly Automotive Inc (a)	4,300	1,168
Ball Corp	10,250	754		Ryohin Keikaku Co Ltd	2,600	550
		$1,072		Staples Inc	36,393	327
Pharmaceuticals - (0.33)%				Starbucks Corp	30,984	1,762
Alkermes PLC (a)	9,007	509		Walgreens Boots Alliance Inc	7,960	688
Allergan PLC	10,753	2,632		Williams-Sonoma Inc	6,664	324
Amicus Therapeutics Inc (a)	14,379	93				$29,783
Chugai Pharmaceutical Co Ltd	18,100	604		Savings & Loans - (0.13)%
DexCom Inc (a)	1,665	130
				BofI Holding Inc (a)	115,263	3,635
Eisai Co Ltd	11,700	657
Galenica AG	127	149
Horizon Pharma Plc (a)	4,476	72		Semiconductors - (0.88)%
Mallinckrodt PLC (a)	12,647	663		Analog Devices Inc	8,447	692
Merck KGaA	8,339	910		Broadcom Ltd	13,457	2,838
Otsuka Holdings Co Ltd	10,000	456		Infineon Technologies AG	4,272	76
Santen Pharmaceutical Co Ltd	108,300	1,553		Inphi Corp (a)	4,538	213
Teva Pharmaceutical Industries Ltd ADR	17,952	629		Integrated Device Technology Inc (a)	7,062	169
				Intel Corp	144,257	5,222

See accompanying notes.

111

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)		Principal
				BONDS (continued)	Amount (000's)	Value(000	's)
Semiconductors (continued)
Lam Research Corp	107,345	$12,725		Lodging - (0.06)%
MACOM Technology Solutions Holdings Inc	3,404	157		Wynn Las Vegas LLC / Wynn Las Vegas
				Capital Corp
Microchip Technology Inc(a)	45,354	3,289		5.50%, 03/01/2025	$1,500	$1,534
Veeco Instruments Inc (a)	527	14
		$25,395
				Machinery - Construction & Mining - (0.13)%
Software - (0.43)%				BlueLine Rental Finance Corp
Activision Blizzard Inc	61,250	2,764		7.00%, 02/01/2019	3,696	3,770
Autodesk Inc (a)	14,557	1,256
Broadridge Financial Solutions Inc	8,558	593		Media- (0.06)%
Dassault Systemes SE	1,358	110		Gray Television Inc
Fiserv Inc (a)	12,386	1,430
Red Hat Inc (a)	10,699	886		5.88%, 07/15/2026	1,711	1,735
salesforce.com Inc (a)	10,853	883
ServiceNow Inc (a)	4,404	383		Pharmaceuticals - (0.29)%
Splunk Inc (a)	15,854	979		Endo Finance LLC
Synopsys Inc (a)	21,011	1,501		5.75%, 01/15/2022	4,364	4,048
Workday Inc (a)	21,169	1,755		Valeant Pharmaceuticals International Inc
		$12,540		6.75%, 08/15/2018	4,377	4,311
						$8,359
Telecommunications - (0.29)%
AT&T Inc	13,381	559		Retail - (0.05)%
BCE Inc	12,265	535		Macy's Retail Holdings Inc
CenturyLink Inc	38,300	929		4.50%, 12/15/2034	1,677	1,505
Ciena Corp (a)	37,612	991
SES SA	68,430	1,397		Sovereign - (0.33)%
Swisscom AG	811	357		Colombia Government International Bond
T-Mobile US Inc (a)	59,548	3,724
				4.00%, 02/26/2024	1,067	1,098
		$8,492		5.00%, 06/15/2045	1,079	1,073
Toys, Games & Hobbies - (0.04)%				Republic of South Africa Government
Nintendo Co Ltd	5,500	1,149		International Bond
				5.38%, 07/24/2044	1,113	1,144
				Turkey Government International Bond
Transportation - (0.19)%				7.38%, 02/05/2025	5,581	6,259
Echo Global Logistics Inc (a)	920	20
						$9,574
FedEx Corp	7,860	1,517
Keihan Holdings Co Ltd	254,000	1,605		Transportation - (0.02)%
Keikyu Corp	59,000	650		XPO Logistics Inc
Seibu Holdings Inc	33,700	577		6.50%, 06/15/2022	468	491
Ship Finance International Ltd	19,468	287
Union Pacific Corp	8,020	866		TOTAL BONDS (proceeds $34,616)		$34,984
		$5,522			Principal
				CONVERTIBLE BONDS - (0.02)%	Amount (000's)	Value(000	's)
Water- (0.05)%
American Water Works Co Inc	7,260	566		Diversified Financial Services - 0.00%
United Utilities Group PLC	69,907	850		Blackhawk Network Holdings Inc
		$1,416		1.50%, 01/15/2022	175	178
TOTAL COMMON STOCKS (proceeds $289,063)		$315,824
	Principal			Internet - (0.01)%
BONDS- (1.21)%	Amount (000's)	Value(000	's)	Priceline Group Inc/The
Automobile Parts & Equipment - (0.07)%				0.90%, 09/15/2021	225	252
Goodyear Tire & Rubber Co/The
5.13%, 11/15/2023	$2,000	$2,077		Semiconductors - (0.01)%
				ON Semiconductor Corp
Commercial Services - (0.05)%				1.00%, 12/01/2020	225	245
Hertz Corp/The
6.75%, 04/15/2019	1,475	1,475		TOTAL CONVERTIBLE BONDS (proceeds $640)		$675
				U.S. GOVERNMENT & GOVERNMENT	Principal
				AGENCY OBLIGATIONS - (8.38)%	Amount (000's)	Value(000	's)
Diversified Financial Services - (0.05)%
International Lease Finance Corp				Federal National Mortgage Association (FNMA) - (0.63)%
5.88%, 08/15/2022	1,436	1,621		3.50%, 03/01/2047	$17,760	$18,206

Food- (0.10)%				U.S. Treasury - (5.82)%
Flowers Foods Inc				1.13%, 08/31/2021	6,862	6,651
3.50%, 10/01/2026	511	496		1.38%, 01/15/2020	1,225	1,222
4.38%, 04/01/2022	2,220	2,347		1.38%, 02/15/2020	1,802	1,797
		$2,843		1.75%, 11/30/2021	3,684	3,664
				1.88%, 01/31/2022	2,049	2,047
				1.88%, 02/28/2022	10,343	10,340

See accompanying notes.

112

		Schedule of Investments
		Global Multi-Strategy Fund
		February 28, 2017 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)
2.00%, 12/31/2021	$5,471	$5,500
2.13%, 11/30/2023	1,373	1,370
2.25%, 12/31/2023	2,986	3,002
2.50%, 05/15/2046	5,747	5,199
2.75%, 11/15/2023	35,291	36,584
2.75%, 11/15/2042	39,360	37,778
3.00%, 11/15/2045	33,861	33,979
3.00%, 02/15/2047	1,866	1,878
3.13%, 11/15/2041	16,982	17,503
		$168,514

U.S. Treasury Inflation-Indexed Obligations - (1.93)%
0.13%, 04/15/2021	30,923	31,354
0.63%, 07/15/2021	11,875	12,373
1.25%, 07/15/2020	11,340	12,060
		$55,787
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		242,507
OBLIGATIONS (proceeds $244,422)
TOTAL SHORT SALES (proceeds $568,741)		$593,990

(a) Non-Income Producing Security

See accompanying notes.

113

Schedule of Investments
Global Opportunities Equity Hedged Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 95.83%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.73%			Electrical Components & Equipment (continued)
BAE Systems PLC	6,817	$53	OSRAM Licht AG	793	$47
L3 Technologies Inc	403	68			$80
		$121	Engineering & Construction - 1.19%
Agriculture - 2.63%			Aena SA (c)	340	48
British American Tobacco PLC	2,314	146	China Communications Services Corp Ltd	52,000	35
KT&G Corp	415	38			$83
		$184	Environmental Control - 1.13%
Airlines - 0.70%			Waste Management Inc	1,072	79
Southwest Airlines Co	854	49
			Food - 3.00%
Apparel - 0.82%			Charoen Pokphand Foods PCL (d)	38,300	31
Burberry Group PLC	2,670	57	JBS SA	17,500	66
			Kroger Co/The	2,101	67
Automobile Manufacturers - 2.43%			Tate & Lyle PLC	5,028	46
Fuji Heavy Industries Ltd	1,200	45			$210
Guangzhou Automobile Group Co Ltd	28,000	47	Food Service - 1.04%
Suzuki Motor Corp	2,000	78	Compass Group PLC	3,933	73
		$170
Automobile Parts & Equipment - 0.64%			Gas - 1.02%
Adient PLC (a)	677	45	CenterPoint Energy Inc	2,604	71

Banks - 9.88%			Healthcare - Services - 3.10%
Bank of America Corp	2,896	71	Anthem Inc	709	117
Bank of China Ltd	94,000	48	Fresenius SE & Co KGaA	536	42
JPMorgan Chase & Co	2,758	250	UnitedHealth Group Inc	349	58
Mitsubishi UFJ Financial Group Inc	5,300	35			$217
Morgan Stanley	1,615	74	Holding Companies - Diversified - 0.67%
Sberbank of Russia PJSC ADR	2,986	33	Wharf Holdings Ltd/The	6,000	47
Societe Generale SA	978	43
SunTrust Banks Inc	1,527	91	Home Builders - 0.96%
Toronto-Dominion Bank/The	900	46	Iida Group Holdings Co Ltd	2,100	35
		$691	MRV Engenharia e Participacoes SA	6,900	32
Beverages - 0.07%					$67
Becle SAB de CV (a)	2,800	5	Insurance - 7.79%
			Everest Re Group Ltd	334	79
Biotechnology - 6.01%			NN Group NV	3,141	98
Amgen Inc (b)	924	163	Prudential Financial Inc	948	105
Celgene Corp (a)	666	83	SCOR SE	1,420	51
Gilead Sciences Inc (b)	2,472	174	Swiss Life Holding AG (a)	264	83
		$420	Unum Group	2,644	129
Building Materials - 0.59%					$545
Asahi Glass Co Ltd	5,000	41	Internet - 4.99%
			Alphabet Inc - A Shares (a),(b)	202	171
Chemicals - 0.90%			Amazon.com Inc (a)	54	45
Lonza Group AG (a)	343	63	Facebook Inc (a)	323	44
			Symantec Corp	1,921	55
Commercial Services - 3.00%			Weibo Corp ADR (a)	674	34
AMN Healthcare Services Inc (a)	1,490	61			$349
Ashtead Group PLC	2,918	60	Machinery - Construction & Mining - 1.56%
Qualicorp SA	8,700	55	ABB Ltd	2,381	54
Total System Services Inc	619	34	Hitachi Ltd	10,000	55
		$210			$109
Computers - 3.13%			Machinery - Diversified - 0.90%
Accenture PLC - Class A	762	93	Cummins Inc	427	63
Atos SE	590	70
Leidos Holdings Inc	1,057	56	Media - 1.30%
		$219	CBS Corp	1,387	91
Distribution & Wholesale - 1.67%
Mitsubishi Corp	3,100	70	Mining - 0.52%
Wolseley PLC	777	47	BHP Billiton PLC	2,242	36
		$117
Diversified Financial Services - 2.10%			Oil & Gas - 2.35%
KB Financial Group Inc	1,557	64	EOG Resources Inc	831	81
LPL Financial Holdings Inc	1,259	50	LUKOIL PJSC ADR	780	41
ORIX Corp	2,100	33	Royal Dutch Shell PLC - A Shares	1,623	42
		$147			$164
Electric - 2.06%			Oil & Gas Services - 0.70%
Exelon Corp	2,743	101	TechnipFMC PLC (a)	1,510	49
Iberdrola SA	6,454	43
		$144	Packaging & Containers - 1.52%
			Berry Plastics Group Inc (a)	749	38
Electrical Components & Equipment - 1.14%
Furukawa Electric Co Ltd	900	33	Packaging Corp of America	739	68
					$106

See accompanying notes

114

Schedule of Investments

Global Opportunities Equity Hedged Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	Portfolio Summary (unaudited)
Pharmaceuticals - 3.15%				Country	Percent
AbbVie Inc	2,076	$129		United States	58.78%
Merck & Co Inc	1,385	91		United Kingdom	7.89%
		$220		Japan	7.35%
Private Equity - 0.96%				Switzerland	3.54%
3i Group PLC	7,837	67		France	3.32%
				Korea, Republic Of	2.36%
REITS - 2.12%				China	2.34%
Highwoods Properties Inc	695	37		Brazil	2.17%
Prologis Inc	1,318	67		Netherlands	2.00%
Summit Hotel Properties Inc	2,858	44		Ireland	1.98%
		$148		Spain	1.30%
Retail - 2.87%				Germany	1.28%
Alimentation Couche-Tard Inc	700	31		Bermuda	1.12%
CVS Health Corp	1,075	86		Canada	1.10%
Wal-Mart Stores Inc (b)	1,181	84		Russian Federation	1.06%
		$201		Taiwan, Province Of China	0.79%
Semiconductors - 2.12%				Hong Kong	0.68%
Samsung Electronics Co Ltd	37	63		Australia	0.52%
Taiwan Semiconductor Manufacturing Co Ltd	9,000	55		Thailand	0.44%
Tokyo Electron Ltd	300	30		Mexico	0.07%
		$148		Other Assets and Liabilities	(0.09)%
Software - 4.59%				TOTAL NET ASSETS	100.00%
Microsoft Corp (b)	3,295	211
Synopsys Inc (a)	1,538	110
		$321
Telecommunications - 4.06%
Cisco Systems Inc	4,583	157
NTT DOCOMO Inc	2,500	59
Orange SA	4,500	68
		$284
Transportation - 2.72%
CSX Corp	2,628	127
Union Pacific Corp	582	63
		$190
TOTAL COMMON STOCKS		$6,701
INVESTMENT COMPANIES - 4.26%	Shares Held	Value (000	's)
Money Market Funds - 4.26%
Morgan Stanley Institutional Liquidity Funds -	297,557	298
Government Portfolio

TOTAL INVESTMENT COMPANIES		$298
Total Investments		$6,999
Other Assets and Liabilities - (0.09)%		$(6)
TOTAL NET ASSETS - 100.00%		$6,993

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $507 or 5.87% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48 or 0.69% of net assets.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $31 or 0.44% of net assets.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2017	Short	31	$2,664	$2,706	$(42)
eMini MSCI Emerging Markets; March 2017	Short	4	182	186	(4)
S&P 500 Emini; March 2017	Short	32	3,698	3,780	(82)
Total					$(128)
Amounts in thousands except contracts

See accompanying notes

115

     Schedule of Investments Global Opportunities Fund February 28, 2017 (unaudited)

COMMON STOCKS - 97.68%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.73%				Electrical Components & Equipment (continued)
BAE Systems PLC	1,264,285	$9,898		OSRAM Licht AG	147,724	$8,771
L3 Technologies Inc	74,419	12,526				$15,069
		$22,424		Engineering & Construction - 0.79%
Agriculture - 2.89%				Aena SA (b)	71,420	10,202
British American Tobacco PLC	468,651	29,602
KT&G Corp	86,888	7,867		Environmental Control - 1.13%
		$37,469		Waste Management Inc	200,010	14,665
Airlines - 0.71%
Southwest Airlines Co	158,391	9,155		Food - 2.95%
				Charoen Pokphand Foods PCL (c)	7,081,500	5,673
Apparel - 0.81%				JBS SA	3,230,100	12,126
Burberry Group PLC	492,826	10,552		Kroger Co/The	380,439	12,098
				Tate & Lyle PLC	917,134	8,471
Automobile Manufacturers - 2.49%						$38,368
Fuji Heavy Industries Ltd	231,300	8,655		Food Service - 1.13%
Guangzhou Automobile Group Co Ltd	5,408,000	9,070		Compass Group PLC	790,058	14,678
Suzuki Motor Corp	373,300	14,590
		$32,315		Gas - 1.02%
Automobile Parts & Equipment - 0.65%				CenterPoint Energy Inc	483,811	13,218
Adient PLC (a)	125,411	8,419
				Healthcare - Services - 3.29%
Banks - 10.04%				Anthem Inc	130,317	21,479
Bank of America Corp	670,750	16,554		Fresenius SE & Co KGaA	129,589	10,288
Bank of China Ltd	17,288,000	8,747		UnitedHealth Group Inc	65,937	10,905
JPMorgan Chase & Co	508,687	46,097				$42,672
Mitsubishi UFJ Financial Group Inc	1,191,700	7,884		Holding Companies - Diversified - 0.74%
Morgan Stanley	303,487	13,860		Wharf Holdings Ltd/The	1,221,000	9,673
Sberbank of Russia PJSC ADR	551,656	6,015
Societe Generale SA	182,165	8,097		Home Builders - 0.97%
SunTrust Banks Inc	233,054	13,864		Iida Group Holdings Co Ltd	397,000	6,720
Toronto-Dominion Bank/The	179,200	9,237		MRV Engenharia e Participacoes SA	1,284,300	5,875
		$130,355				$12,595
Beverages - 0.07%				Insurance - 7.89%
Becle SAB de CV (a)	516,300	847		Everest Re Group Ltd	63,205	14,862
				NN Group NV	587,784	18,291
Biotechnology - 6.17%				Prudential Financial Inc	174,578	19,298
Amgen Inc	190,202	33,576		SCOR SE	295,089	10,668
Celgene Corp (a)	122,386	15,116		Swiss Life Holding AG (a)	49,494	15,569
Gilead Sciences Inc	445,798	31,420		Unum Group	487,568	23,808
		$80,112				$102,496
Building Materials - 0.65%				Internet - 5.20%
Asahi Glass Co Ltd	1,029,000	8,399		Alphabet Inc - A Shares (a)	38,227	32,299
				Amazon.com Inc (a)	10,213	8,630
Chemicals - 0.90%				Facebook Inc (a)	65,499	8,878
Lonza Group AG (a)	63,810	11,751		Symantec Corp	399,645	11,418
				Weibo Corp ADR (a)	124,526	6,291
Commercial Services - 3.05%						$67,516
AMN Healthcare Services Inc (a)	274,860	11,310		Machinery - Construction & Mining - 1.58%
Ashtead Group PLC	540,472	11,122		ABB Ltd	431,114	9,739
Qualicorp SA	1,626,300	10,280		Hitachi Ltd	1,964,000	10,812
Total System Services Inc	127,080	6,923				$20,551
		$39,635		Machinery - Diversified - 0.90%
Computers - 3.17%				Cummins Inc	78,401	11,642
Accenture PLC - Class A	146,410	17,935
Atos SE	106,435	12,591		Media - 1.36%
Leidos Holdings Inc	198,647	10,588		CBS Corp	267,227	17,616
		$41,114
Distribution & Wholesale - 1.69%				Mining - 0.51%
Mitsubishi Corp	581,800	13,133		BHP Billiton PLC	413,244	6,661
Wolseley PLC	144,942	8,844
		$21,977		Miscellaneous Manufacturers - 0.40%
Diversified Financial Services - 2.09%				Sunny Optical Technology Group Co Ltd	810,000	5,216
KB Financial Group Inc	285,363	11,780
LPL Financial Holdings Inc	232,029	9,174		Oil & Gas - 2.35%
ORIX Corp	401,300	6,244		EOG Resources Inc	155,115	15,044
		$27,198		LUKOIL PJSC ADR	144,631	7,669
Electric - 2.14%				Royal Dutch Shell PLC - A Shares	302,954	7,840
Exelon Corp	518,357	19,029				$30,553
Iberdrola SA	1,326,298	8,806		Oil & Gas Services - 0.69%
				TechnipFMC PLC (a)	279,500	9,015
		$27,835
Electrical Components & Equipment - 1.16%
Furukawa Electric Co Ltd	172,400	6,298		Packaging & Containers - 1.57%
				Berry Plastics Group Inc (a)	141,013	7,097

See accompanying notes

116

     Schedule of Investments Global Opportunities Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Packaging & Containers (continued)				Country	Percent
Packaging Corp of America	143,777	$13,290		United States	57.52%
		$20,387		United Kingdom	8.13%
Pharmaceuticals - 3.14%				Japan	7.64%
AbbVie Inc	382,543	23,656		Switzerland	3.53%
Merck & Co Inc	259,293	17,080		France	3.47%
		$40,736		Korea, Republic Of	2.53%
Private Equity - 0.95%				China	2.25%
3i Group PLC	1,445,520	12,351		Brazil	2.17%
				Ireland	2.03%
REITS - 2.12%				Netherlands	2.01%
Highwoods Properties Inc	130,859	6,869		Germany	1.47%
Prologis Inc	245,542	12,535		Spain	1.47%
Summit Hotel Properties Inc	528,549	8,134		Canada	1.24%
		$27,538		Bermuda	1.14%
Retail - 2.96%				Russian Federation	1.05%
Alimentation Couche-Tard Inc	153,716	6,835		Taiwan, Province Of China	0.79%
CVS Health Corp	198,772	16,017		Hong Kong	0.74%
Wal-Mart Stores Inc	220,182	15,618		Australia	0.51%
		$38,470		Thailand	0.44%
				Mexico	0.07%
Semiconductors - 2.25%
Samsung Electronics Co Ltd	7,716	13,113		Other Assets and Liabilities	(0.20)%
Taiwan Semiconductor Manufacturing Co Ltd	1,679,000	10,287		TOTAL NET ASSETS	100.00%
Tokyo Electron Ltd	57,700	5,756
		$29,156
Software - 4.60%
Microsoft Corp	619,312	39,623
Synopsys Inc (a)	281,924	20,141
		$59,764
Telecommunications - 4.10%
Cisco Systems Inc	842,587	28,800
NTT DOCOMO Inc	451,600	10,729
Orange SA	911,763	13,738
		$53,267
Transportation - 2.68%
CSX Corp	479,899	23,304
Union Pacific Corp	106,277	11,471
		$34,775
TOTAL COMMON STOCKS		$1,268,407
INVESTMENT COMPANIES - 2.52%	Shares Held	Value(000	's)
Money Market Funds - 2.52%
Morgan Stanley Institutional Liquidity Funds -	32,754,904	32,755
Government Portfolio

TOTAL INVESTMENT COMPANIES		$32,755
Total Investments		$1,301,162
Other Assets and Liabilities - (0.20)%		$(2,591)
TOTAL NET ASSETS - 100.00%		$1,298,571

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,202 or 0.79% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5,673 or 0.44% of net assets.

See accompanying notes

117

     Schedule of Investments International Small Company Fund February 28, 2017 (unaudited)

COMMON STOCKS - 96.46%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Apparel - 1.34%				Diversified Financial Services (continued)
boohoo.com plc (a)	2,458,372	$4,656		TP ICAP PLC	579,836	$3,512
Moncler SpA	200,169	3,824		Worldpay Group PLC (b)	812,050	2,734
		$8,480		Zenkoku Hosho Co Ltd	83,000	2,702
Automobile Manufacturers - 0.80%						$27,869
New Flyer Industries Inc	152,800	5,061		Electric - 0.44%
				Iren SpA	1,620,977	2,788
Automobile Parts & Equipment - 4.15%
Calsonic Kansei Corp	308,000	3,527		Electrical Components & Equipment - 2.95%
Cie Plastic Omnium SA	100,447	3,393		Fujikura Ltd	692,100	5,139
FCC Co Ltd	109,700	2,200		Furukawa Electric Co Ltd	112,000	4,092
Georg Fischer AG	4,814	4,172		Gamesa Corp Tecnologica SA	242,950	5,372
Rheinmetall AG	65,369	4,989		Nexans SA (a)	78,130	4,031
Unipres Corp	177,290	3,801				$18,634
Xinyi Glass Holdings Ltd (a)	4,556,000	4,131		Electronics - 2.47%
		$26,213		Alps Electric Co Ltd	96,200	2,856
Banks - 2.95%				Hitachi High-Technologies Corp	80,100	3,337
77 Bank Ltd/The	866,000	4,080		Mycronic AB	208,257	2,298
Aareal Bank AG	126,797	4,675		Orbotech Ltd (a)	128,610	3,878
Israel Discount Bank Ltd (a)	1,586,233	3,511		Osaki Electric Co Ltd	334,000	3,236
Mizrahi Tefahot Bank Ltd	195,413	3,262				$15,605
Suruga Bank Ltd	142,000	3,150		Engineering & Construction - 3.99%
		$18,678		Astaldi SpA	346,510	2,389
Beverages - 2.04%				Downer EDI Ltd	841,760	4,526
Coca-Cola West Co Ltd	111,900	3,326		Kinden Corp	289,900	3,904
Fevertree Drinks PLC	181,819	3,170		Kyudenko Corp	122,800	3,099
Royal Unibrew A/S	83,392	3,247		Maeda Corp	371,000	3,290
Treasury Wine Estates Ltd	342,049	3,125		Toda Corp	581,000	3,531
		$12,868		Toshiba Plant Systems & Services Corp	131,500	1,847
Biotechnology - 0.51%				Yokogawa Bridge Holdings Corp	211,500	2,638
Abcam PLC	303,106	3,241				$25,224
				Entertainment - 0.63%
Building Materials - 1.23%				GVC Holdings PLC	465,034	4,011
Buzzi Unicem SpA	165,680	4,100
Nichiha Corp	132,100	3,702		Environmental Control - 0.61%
		$7,802		Hitachi Zosen Corp	664,400	3,877
Chemicals - 3.53%
Denka Co Ltd	567,000	2,953		Food - 2.76%
DIC Corp	104,800	3,829		Ebro Foods SA	164,874	3,347
Lenzing AG	18,604	2,925		Ezaki Glico Co Ltd	54,800	2,639
Sanyo Chemical Industries Ltd	49,400	2,055		Greencore Group PLC	845,714	2,721
Tosoh Corp	777,000	6,760		Megmilk Snow Brand Co Ltd	105,000	2,862
Zeon Corp	347,000	3,815		Nichirei Corp	136,400	3,179
				Sonae SGPS SA (a)	3,110,246	2,731
		$22,337
Commercial Services - 3.95%						$17,479
Hays PLC	2,096,820	4,232		Forest Products & Paper - 1.18%
Kanamoto Co Ltd	127,600	3,235		BillerudKorsnas AB	207,096	3,282
Loomis AB	135,208	4,193		Smurfit Kappa Group PLC	156,686	4,162
Northgate PLC	322,294	2,260				$7,444
QinetiQ Group PLC	1,046,014	3,592		Gas - 0.66%
Rentokil Initial PLC	1,823,453	5,411		Rubis SCA	44,576	4,181
Societa Iniziative Autostradali e Servizi SpA	233,770	2,049
		$24,972		Healthcare - Products - 1.07%
Computers - 1.97%				Carl Zeiss Meditec AG	55,125	2,385
Bechtle AG	17,439	1,816		DiaSorin SpA	38,728	2,449
				Ypsomed Holding AG (a)	9,966	1,918
DTS Corp	101,100	2,332
MCJ Co Ltd	205,700	2,265				$6,752
Teleperformance	54,609	6,045		Healthcare - Services - 1.75%
		$12,458		BML Inc	81,300	1,775
Cosmetics & Personal Care - 1.01%				Eurofins Scientific SE	6,277	2,682
Lion Corp	209,000	3,612		Orpea	44,491	3,864
Pola Orbis Holdings Inc	28,800	2,753		UDG Healthcare PLC	322,534	2,756
		$6,365				$11,077
Distribution & Wholesale - 0.88%				Holding Companies - Diversified - 0.31%
Inchcape PLC	411,096	3,829		Seven Group Holdings Ltd	261,256	1,988
Trusco Nakayama Corp	77,000	1,738
		$5,567		Home Builders - 1.64%
Diversified Financial Services - 4.41%				Bellway PLC	120,961	3,913
BOC Aviation Ltd (b)	601,300	3,132		Haseko Corp	373,700	4,422
Cembra Money Bank AG (a)	44,140	3,580		Redrow PLC	333,968	2,023
Euronext NV (b)	53,982	2,332				$10,358
Ichigo Inc	866,700	2,740		Insurance - 3.12%
Mebuki Financial Group Inc	866,910	3,818		Beazley PLC	700,385	3,769
Tokyo Century Corp	98,300	3,319		Challenger Ltd/Australia	434,175	3,804

See accompanying notes

118

Schedule of Investments
International Small Company Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)				Pharmaceuticals - 2.07%
Hiscox Ltd	286,936	$3,864		Amplifon SpA	334,769	$3,583
Phoenix Group Holdings	464,675	4,430		Indivior PLC	487,008	2,113
SCOR SE	107,622	3,891		Nippon Shinyaku Co Ltd	56,900	3,072
		$19,758		Recordati SpA	136,189	4,322
Internet - 2.79%						$13,090
ASOS PLC (a)	72,019	4,857		Private Equity - 1.94%
Just Eat PLC (a)	532,111	3,300		3i Group PLC	534,859	4,570
Rightmove PLC	79,704	3,885		AURELIUS Equity Opportunities SE & Co	50,202	3,323
Wix.com Ltd (a)	90,021	5,608		KGaA
		$17,650		Intermediate Capital Group PLC	498,621	4,387
Investment Companies - 0.39%						$12,280
Skandiabanken ASA (a),(b)	269,351	2,473		Real Estate - 4.27%
				ADO Properties SA (b)	54,133	1,999
Iron & Steel - 0.73%				BUWOG AG (a)	189,983	4,740
BlueScope Steel Ltd	494,583	4,626		Castellum AB	363,974	4,927
				Entra ASA (b)	175,848	2,003
Leisure Products & Services - 0.39%				Hemfosa Fastigheter AB	376,218	3,492
Daiichikosho Co Ltd	58,700	2,437		Nexity SA (a)	54,803	2,644
				Sponda OYJ	359,310	1,504
Lodging - 0.28%				TLG Immobilien AG	109,896	2,119
Scandic Hotels Group AB (a),(b)	194,562	1,761		UOL Group Ltd	765,700	3,597
						$27,025
Machinery - Diversified - 1.71%				REITS - 3.73%
Ebara Corp	140,300	4,126		Allied Properties Real Estate Investment Trust	83,159	2,193
Sumitomo Heavy Industries Ltd	358,000	2,530		H&R Real Estate Investment Trust	101,000	1,795
Valmet OYJ	268,563	4,129		Investa Office Fund	1,241,246	4,444
		$10,785		Japan Hotel REIT Investment Corp	4,095	2,938
Media - 1.52%				Mapletree Commercial Trust	4,059,458	4,345
Corus Entertainment Inc	373,400	3,573		MCUBS MidCity Investment Corp	710	2,149
Informa PLC	566,680	4,716		Pure Industrial Real Estate Trust	474,100	2,134
Sanoma OYJ	152,093	1,334		Wereldhave NV	82,275	3,594
		$9,623				$23,592
Mining - 2.78%				Retail - 5.06%
Alamos Gold Inc	290,400	2,101		Conviviality PLC	275,120	963
Detour Gold Corp (a)	126,090	1,572		Dollarama Inc	37,760	2,908
Hudbay Minerals Inc	365,166	2,829		Domino's Pizza Group PLC	643,172	3,064
Kirkland Lake Gold Ltd (a)	244,601	1,749		JD Sports Fashion PLC	731,219	3,186
Lundin Mining Corp	598,564	3,601		K's Holdings Corp	202,000	3,595
Northern Star Resources Ltd	516,999	1,656		Matsumotokiyoshi Holdings Co Ltd	44,700	2,115
OceanaGold Corp	621,773	1,765		Shimamura Co Ltd	19,600	2,538
Vedanta Resources PLC	215,762	2,300		Sogo Medical Co Ltd	24,200	846
		$17,573		Toridoll Holdings Corp	68,300	1,416
Miscellaneous Manufacturers - 2.18%				Tsuruha Holdings Inc	20,700	1,915
Aalberts Industries NV	127,086	4,383		Valor Holdings Co Ltd	129,900	3,223
Ansell Ltd	226,852	3,701		Valora Holding AG	9,319	3,101
Hill & Smith Holdings PLC	70,416	962		Yamada Denki Co Ltd	606,700	3,097
Towa Corp	137,700	2,279				$31,967
Vesuvius PLC	432,754	2,448		Semiconductors - 2.08%
		$13,773		BE Semiconductor Industries NV	1,127	43
Office Furnishings - 0.22%				Siltronic AG (a)	49,539	3,049
Okamura Corp	151,100	1,374		SOITEC (a)	63,658	2,661
				Tower Semiconductor Ltd (a)	121,458	2,788
Oil & Gas - 4.08%				Ulvac Inc	104,100	4,593
Aker BP ASA	230,630	4,056				$13,134
Birchcliff Energy Ltd	325,186	1,753		Software - 1.82%
Crew Energy Inc (a)	370,000	1,521		Fukui Computer Holdings Inc	56,000	1,410
DCC PLC	45,469	3,873		Kinaxis Inc (a)	80,200	4,370
Enerplus Corp	254,500	2,246		Open Text Corp	98,800	3,257
Parex Resources Inc (a)	247,067	2,943		TIS Inc	101,000	2,456
Raging River Exploration Inc (a)	399,489	2,704				$11,493
Seven Generations Energy Ltd (a)	115,100	2,133		Storage & Warehousing - 0.30%
Spartan Energy Corp (a)	547,958	1,151		Westshore Terminals Investment Corp	94,100	1,913
Whitecap Resources Inc	415,619	3,401
		$25,781		Telecommunications - 1.26%
Oil & Gas Services - 0.92%				Hitachi Kokusai Electric Inc	153,700	3,517
Canadian Energy Services & Technology Corp	276,205	1,557		Spark New Zealand Ltd	1,712,604	4,426
Subsea 7 SA	300,652	4,247				$7,943
		$5,804		Transportation - 1.71%
Packaging & Containers - 1.88%				National Express Group PLC	800,184	3,609
CCL Industries Inc	10,682	2,271		Seino Holdings Co Ltd	284,800	3,280
Orora Ltd	1,567,548	3,568		TFI International Inc	156,800	3,910
RPC Group PLC	533,559	6,041				$10,799
		$11,880		TOTAL COMMON STOCKS		$609,863

See accompanying notes

119

		Schedule of Investments
		International Small Company Fund
		February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 3.16%	Shares Held	Value(000	's)
Money Market Funds - 3.16%
Goldman Sachs Financial Square Funds -	19,991,591	$19,992
Government Fund

TOTAL INVESTMENT COMPANIES		$19,992
PREFERRED STOCKS - 0.63%	Shares Held	Value(000	's)
Electronics - 0.63%
Sartorius AG 0.46%(c)	53,293	$3,995

TOTAL PREFERRED STOCKS		$3,995
Total Investments		$633,850
Other Assets and Liabilities - (0.25)%		$(1,552)
TOTAL NET ASSETS - 100.00%		$632,298

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,434 or 2.60% of net assets.
(c)	Variable Rate. Rate shown is in effect at February 28, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	28.84%
United Kingdom	15.62%
Canada	10.24%
Australia	5.24%
France	4.85%
Germany	4.48%
Italy	4.03%
Sweden	3.16%
United States	3.16%
Israel	3.01%
Ireland	2.14%
Switzerland	2.02%
Singapore	1.76%
Netherlands	1.64%
Spain	1.38%
Norway	1.35%
Austria	1.21%
Finland	1.11%
Jersey, Channel Islands	0.70%
New Zealand	0.70%
Hong Kong	0.65%
Isle of Man	0.63%
Bermuda	0.61%
Denmark	0.51%
Portugal	0.43%
Luxembourg	0.42%
India	0.36%
Other Assets and Liabilities	(0.25)%
TOTAL NET ASSETS	100.00%

See accompanying notes

120

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

COMMON STOCKS - 94.09%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.22%			Banks (continued)
Interpublic Group of Cos Inc/The (a)	9,602	$231	Regions Financial Corp (a)	313,389	$4,785
Omnicom Group Inc (a)	5,705	486	Signature Bank/New York NY (a),(b)	15,060	2,372
		$717	State Street Corp (a)	917	73
			SunTrust Banks Inc (a)	34,007	2,023
Aerospace & Defense - 2.20%
			UniCredit SpA (b)	133,334	1,789
Airbus SE	31,633	2,324
Arconic Inc (a)	11,568	333	US Bancorp (a)	4,052	223
Boeing Co/The (a)	13,097	2,361	Wells Fargo & Co (a)	74,657	4,321
Harris Corp (a)	3,001	330	Western Alliance Bancorp (b)	4,303	222
L3 Technologies Inc (a)	1,860	313	Zions Bancorporation (a)	3,123	140
Leonardo SpA (b)	69,547	956			$42,946
Northrop Grumman Corp	402	99	Beverages - 2.09%
Raytheon Co	672	104	Constellation Brands Inc (a)	11,235	1,784
Rockwell Collins Inc (a)	3,149	301	Dr Pepper Snapple Group Inc	4,433	414
TransDigm Group Inc	123	31	Molson Coors Brewing Co	32,073	3,220
		$7,152	Monster Beverage Corp (a),(b)	29,387	1,218
Agriculture - 0.82%			PepsiCo Inc	1,192	131
Altria Group Inc (a)	14,436	1,081			$6,767
Archer-Daniels-Midland Co (a)	6,725	316	Biotechnology - 2.12%
Philip Morris International Inc	9,649	1,055	Amgen Inc	11,703	2,066
Reynolds American Inc (a)	3,374	208	Biogen Inc (a),(b)	6,684	1,929
		$2,660	Bioverativ Inc (b)	711	37
			Celgene Corp (b)	2,178	269
Airlines - 0.98%
Alaska Air Group Inc (a)	2,982	292	Gilead Sciences Inc	27,120	1,912
American Airlines Group Inc (a)	12,396	575	Incyte Corp (b)	5,013	667
Delta Air Lines Inc (a)	17,795	888			$6,880
Southwest Airlines Co (a)	14,888	861	Building Materials - 2.08%
United Continental Holdings Inc (a),(b)	7,683	569	Fortune Brands Home & Security Inc (a)	3,732	216
		$3,185	Johnson Controls International plc (a)	118,950	4,988
			Masco Corp (a)	7,848	265
Apparel - 0.58%
			Vulcan Materials Co (a)	10,446	1,260
Adidas AG	4,084	685
Hanesbrands Inc (a)	9,141	183			$6,729
Michael Kors Holdings Ltd (a),(b)	4,005	146	Chemicals - 6.36%
Ralph Lauren Corp (a)	1,998	159	Air Products & Chemicals Inc	2,188	307
Under Armour Inc - Class C (a),(b)	10,538	196	Brenntag AG	12,804	734
VF Corp (a)	9,667	507	Dow Chemical Co/The	15,529	967
		$1,876	EI du Pont de Nemours & Co	9,526	748
			FMC Corp (a)	3,237	187
Automobile Manufacturers - 1.04%
Bayerische Motoren Werke AG	9,312	832	LANXESS AG	13,095	889
			LyondellBasell Industries NV (a)	9,727	887
Daimler AG	15,714	1,142
			Monsanto Co (a)	10,605	1,207
General Motors Co	20,046	738
PACCAR Inc (a)	824	55	PPG Industries Inc	3,731	382
			Saudi Basic Industries Corp - Warrants (b),(c)	225,551	5,828
Volvo AB - B Shares	47,308	616
			Sherwin-Williams Co/The (a)	26,310	8,117
		$3,383
Automobile Parts & Equipment - 0.78%			Valvoline Inc	16,095	361
BorgWarner Inc (a)	5,151	217			$20,614
Delphi Automotive PLC (a)	6,561	500	Commercial Services - 0.97%
Goodyear Tire & Rubber Co/The (a)	6,314	221	H&R Block Inc	486	10
Rheinmetall AG	20,698	1,580	ISS A/S	17,446	679
		$2,518	Moody's Corp	4,219	470
			Nielsen Holdings PLC (a)	8,405	373
Banks - 13.25%
Bank of America Corp (a)	201,510	4,973	Randstad Holding NV	17,751	1,034
Bank of New York Mellon Corp/The (a)	2,458	116	Robert Half International Inc (a)	3,117	150
Bank of the Ozarks Inc	15,856	868	S&P Global Inc	170	22
BB&T Corp (a)	2,600	125	Total System Services Inc (a)	2,899	158
Capital One Financial Corp (a)	1,621	152	Western Union Co/The (a)	11,735	230
Citigroup Inc (a)	3,899	233			$3,126
Citizens Financial Group Inc (a)	3,746	140	Computers - 6.08%
Comerica Inc (a)	417	30	Accenture PLC - Class A	3,821	468
Credit Suisse Group AG ADR(b)	145,470	2,195	Apple Inc (a)	26,759	3,666
			Cognizant Technology Solutions Corp (a),(b)	28,961	1,716
Danske Bank A/S	42,632	1,421
			CSRA Inc (a)	31,127	928
Fifth Third Bancorp	1,724	47
Goldman Sachs Group Inc/The (a)	2,215	550	HP Inc (a)	41,405	719
HSBC Bank PLC - Warrants (b),(c)	1,732,324	6,811	International Business Machines Corp (a)	3,987	717
Huntington Bancshares Inc/OH (a)	24,870	352	NetApp Inc (a)	93,309	3,903
			Seagate Technology PLC (a)	7,222	348
ING Groep NV	43,649	601
JPMorgan Chase & Co (a)	43,343	3,928	Teradata Corp (a),(b)	3,137	98
KeyCorp (a)	22,235	417	Western Digital Corp (a)	93,053	7,154
M&T Bank Corp (a)	1,239	207			$19,717
Mediobanca SpA	177,506	1,423	Consumer Products - 0.23%
Morgan Stanley (a)	12,523	572	Church & Dwight Co Inc	1,032	51
Nordea Bank AB	141,131	1,650	Kimberly-Clark Corp	5,356	710
Northern Trust Corp (a)	543	47			$761
PNC Financial Services Group Inc/The (a)	1,096	140

See accompanying notes

121

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Cosmetics & Personal Care - 0.60%			Gas - 0.01%
Procter & Gamble Co/The	5,870	$535	CenterPoint Energy Inc	991	$27
Svenska Cellulosa AB SCA	45,977	1,410
		$1,945	Hand & Machine Tools - 0.50%
Distribution & Wholesale - 0.11%			Sandvik AB	72,748	987
WW Grainger Inc (a)	1,441	357	Snap-on Inc	1,023	174
			Stanley Black & Decker Inc (a)	3,670	467
Diversified Financial Services - 3.02%					$1,628
Affiliated Managers Group Inc	36,265	6,090	Healthcare - Products - 1.36%
Ameriprise Financial Inc (a)	377	49	Abbott Laboratories	3,382	152
Charles Schwab Corp/The (a)	13,406	542	Baxter International Inc	4,149	211
CME Group Inc	1,916	233	Becton Dickinson and Co	17,928	3,282
Discover Financial Services (a)	943	67	Cooper Cos Inc/The	113	23
E*TRADE Financial Corp (a),(b)	1,016	35	CR Bard Inc	168	41
Intercontinental Exchange Inc	15,709	897	Danaher Corp (a)	4,547	389
Mastercard Inc	985	109	Henry Schein Inc (b)	1,253	215
Nasdaq Inc (a)	3,973	282	Stryker Corp	229	29
OM Asset Management PLC	59,601	889	Varian Medical Systems Inc (b)	101	9
Synchrony Financial (a)	3,422	124	Zimmer Biomet Holdings Inc	461	54
Visa Inc	5,331	469			$4,405
		$9,786	Healthcare - Services - 5.07%
Electric - 0.51%			Aetna Inc (a)	8,506	1,095
AES Corp/VA	1,513	17	Anthem Inc (a)	6,370	1,050
Ameren Corp	558	31	Centene Corp (a),(b)	4,138	292
American Electric Power Co Inc	1,129	76	Cigna Corp (a)	6,213	925
Consolidated Edison Inc	701	54	DaVita Inc (a),(b)	4,856	337
DTE Energy Co	412	42	HCA Holdings Inc (b)	8,700	759
Entergy Corp (a)	4,332	332	Humana Inc (a)	3,606	762
Eversource Energy	941	55	Laboratory Corp of America Holdings (a),(b)	2,563	365
Exelon Corp	14,156	520	Quest Diagnostics Inc (a)	1,351	132
NRG Energy Inc (a)	7,629	126	UnitedHealth Group Inc (a)	50,094	8,284
PG&E Corp	931	62	Universal Health Services Inc (a)	19,397	2,436
Pinnacle West Capital Corp	88	7			$16,437
PPL Corp	4,315	159	Holding Companies - Diversified - 0.01%
Southern Co/The	1,259	64	Leucadia National Corp	826	22
WEC Energy Group Inc	725	44
Xcel Energy Inc	1,167	51	Home Builders - 0.07%
		$1,640	DR Horton Inc	2,401	77
Electrical Components & Equipment - 0.30%			Lennar Corp - A Shares	539	26
AMETEK Inc	528	29	PulteGroup Inc	5,030	111
Emerson Electric Co (a)	15,546	934			$214
		$963	Home Furnishings - 0.52%
Electronics - 1.80%			Harman International Industries Inc (a)	1,703	190
Allegion PLC (a)	2,322	169	Leggett & Platt Inc	2,097	103
Amphenol Corp	740	51	Sony Corp	43,746	1,352
Corning Inc (a)	22,395	618	Whirlpool Corp	146	26
Flex Ltd (a),(b)	130,792	2,157			$1,671
FLIR Systems Inc (a)	3,293	121	Housewares - 0.18%
Fortive Corp	3,381	195	Newell Brands Inc (a)	11,614	569
Garmin Ltd (a)	4,558	235
Honeywell International Inc	12,764	1,589	Insurance - 1.83%
TE Connectivity Ltd (a)	8,717	649	Aflac Inc	1,029	74
Waters Corp (b)	351	55	Allianz SE	10,188	1,774
		$5,839	Allstate Corp/The	841	69
Engineering & Construction - 0.44%			Aon PLC (a)	5,252	607
Fluor Corp (a)	3,338	185	Berkshire Hathaway Inc - Class B (a),(b)	6,938	1,190
Jacobs Engineering Group Inc (a)	2,926	165	Chubb Ltd	3,996	552
Skanska AB	45,395	1,080	Cincinnati Financial Corp	378	28
		$1,430	Hartford Financial Services Group Inc/The (a)	389	19
Environmental Control - 0.14%			Marsh & McLennan Cos Inc (a)	12,528	921
Republic Services Inc	780	48	Progressive Corp/The	2,349	92
Waste Management Inc	5,559	408	Prudential Financial Inc (a)	4,016	444
		$456	Torchmark Corp (a)	282	22
Food - 1.65%			Travelers Cos Inc/The	642	78
Campbell Soup Co	1,953	116	Unum Group (a)	552	27
Conagra Brands Inc (a)	10,579	436	XL Group Ltd	613	25
General Mills Inc	1,332	80			$5,922
Hershey Co/The (a)	5,036	546	Internet - 2.28%
Hormel Foods Corp (a)	12,781	451	Alphabet Inc - A Shares (b)	538	455
Kroger Co/The (a)	49,127	1,562	eBay Inc (a),(b)	26,742	907
McCormick & Co Inc/MD (a)	3,016	297	F5 Networks Inc (a),(b)	1,566	224
Nestle SA	17,848	1,317	Priceline Group Inc/The (b)	513	884
Tyson Foods Inc (a)	8,842	553	VeriSign Inc (b)	504	42
		$5,358

See accompanying notes

122

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Oil & Gas Services (continued)
Yahoo! Inc (a),(b)	106,711	$4,872		TechnipFMC PLC (b)	1,065	$34
		$7,384				$946
Iron & Steel - 0.35%				Packaging & Containers - 0.12%
APERAM SA	13,018	661		Sealed Air Corp	1,146	53
Salzgitter AG	12,875	470		WestRock Co (a)	6,073	326
		$1,131				$379
Leisure Products & Services - 0.39%				Pharmaceuticals - 1.91%
Carnival Corp (a)	17,559	983		AbbVie Inc	25,547	1,580
Harley-Davidson Inc (a)	4,281	241		Bristol-Myers Squibb Co	1,161	66
Royal Caribbean Cruises Ltd	551	53		Eli Lilly & Co	5,733	475
		$1,277		Express Scripts Holding Co (a),(b)	15,224	1,075
Lodging - 0.48%				Johnson & Johnson	10,617	1,297
Hilton Worldwide Holdings Inc	23,041	1,318		McKesson Corp	1,620	243
Wyndham Worldwide Corp (a)	2,605	217		Merck KGaA	4,148	453
		$1,535		STADA Arzneimittel AG	16,414	993
Machinery - Construction & Mining - 0.78%						$6,182
ABB Ltd	68,383	1,545		Pipelines - 0.54%
Caterpillar Inc (a)	10,087	975		Kinder Morgan Inc/DE (a)	55,032	1,173
		$2,520		ONEOK Inc	1,075	58
				Williams Cos Inc/The (a)	18,158	514
Machinery - Diversified - 1.12%
Cummins Inc (a)	4,054	602				$1,745
FLSmidth & Co A/S	22,543	1,105		Real Estate - 0.01%
GEA Group AG	22,115	859		CBRE Group Inc (b)	775	28
Hexagon AB	25,860	1,043
		$3,609		REITS - 0.59%
Media - 3.92%				AvalonBay Communities Inc	421	77
CBS Corp (a)	7,456	492		Digital Realty Trust Inc	1,993	215
Charter Communications Inc (b)	616	199		Essex Property Trust Inc	151	35
Comcast Corp - Class A (a)	15,507	580		Extra Space Storage Inc (a)	3,025	240
Discovery Communications Inc - A Shares	14,328	412		Federal Realty Investment Trust	166	23
(a),(b)				GGP Inc	2,030	50
DISH Network Corp (a),(b)	35,537	2,203		Mid-America Apartment Communities Inc	1,312	135
News Corp - A Shares (a)	14,059	180		Public Storage	398	91
Scripps Networks Interactive Inc (a)	3,123	252		Realty Income Corp	684	42
TEGNA Inc (a)	5,186	133		Simon Property Group Inc	719	133
Time Warner Inc (a)	61,635	6,053		UDR Inc (a)	2,713	99
Twenty-First Century Fox Inc - A Shares (a)	44,876	1,343		Ventas Inc	814	53
Viacom Inc - B Shares (a)	9,597	417		Vornado Realty Trust	470	52
Walt Disney Co/The (a)	4,078	449		Welltower Inc	833	59
				Weyerhaeuser Co (a)	18,008	607
		$12,713
Mining - 0.28%						$1,911
Freeport-McMoRan Inc (a),(b)	35,750	479		Retail - 6.49%
Newmont Mining Corp (a)	12,475	427		AutoNation Inc (a),(b)	2,421	111
				AutoZone Inc (a),(b)	478	352
		$906
				Bed Bath & Beyond Inc (a)	3,676	149
Miscellaneous Manufacturers - 1.46%
				Best Buy Co Inc (a)	7,570	334
3M Co	1,499	279
				CarMax Inc (a),(b)	23,506	1,517
Alfa Laval AB	48,596	878
General Electric Co (a)	2,847	85		Cie Financiere Richemont SA	20,369	1,500
				Coach Inc (a)	6,784	258
Illinois Tool Works Inc	1,896	250
Ingersoll-Rand PLC (a)	6,245	495		CVS Health Corp (a)	25,792	2,078
Parker-Hannifin Corp (a)	3,227	500		Darden Restaurants Inc (a)	633	47
				Dollar General Corp (a)	6,744	492
Pentair PLC	2,083	121
				Dunkin' Brands Group Inc (a)	31,553	1,736
Siemens AG	13,968	1,816
Textron Inc (a)	6,504	308		Foot Locker Inc (a)	3,070	232
				Gap Inc/The (a)	9,650	240
		$4,732
				Genuine Parts Co	2,396	229
Office & Business Equipment - 0.07%				Home Depot Inc/The (a)	9,562	1,386
Pitney Bowes Inc (a)	4,490	61
				Kohl's Corp (a)	4,278	182
Xerox Corp (a)	24,421	182
				L Brands Inc	5,983	315
		$243
				Lowe's Cos Inc	12,574	935
Oil & Gas - 2.91%				Macy's Inc (a)	7,289	242
Concho Resources Inc (a),(b)	22,810	3,021
				McDonald's Corp (a)	14,662	1,872
ConocoPhillips	2,840	135		Nordstrom Inc (a)	4,189	196
Exxon Mobil Corp	13,542	1,101		O'Reilly Automotive Inc (b)	133	36
Newfield Exploration Co (b)	4,655	170
				PVH Corp (a)	1,934	177
Parsley Energy Inc (a),(b)	133,737	4,064
				Ross Stores Inc	1,029	71
Phillips 66	1,108	87		Staples Inc (a)	15,734	142
Southwestern Energy Co (a),(b)	13,747	103
				Target Corp (a)	13,633	801
Transocean Ltd (b)	839	12
				TJX Cos Inc/The (a)	15,766	1,237
Valero Energy Corp (a)	10,958	745
				Tractor Supply Co (a)	3,175	225
		$9,438		Urban Outfitters Inc (a),(b)	2,812	73
Oil & Gas Services - 0.29%				Walgreens Boots Alliance Inc	3,808	329
Halliburton Co	1,976	106		Wal-Mart Stores Inc	23,268	1,650
SBM Offshore NV	52,388	806

See accompanying notes

123

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Shares Held	Value (000's)
Retail (continued)				TOTAL PURCHASED OPTIONS - 0.01%	$34
Yum! Brands Inc (a)	28,784	$1,880		Total Investments	$356,029
		$21,024		Other Assets and Liabilities - (9.86)%	$(31,958)
Savings & Loans - 0.00%				TOTAL NET ASSETS - 100.00%	$324,071
People's United Financial Inc (a)	723	14

Semiconductors - 3.48%				(a)	Security or a portion of the security was pledged as collateral for short
Analog Devices Inc (a)	7,611	624		sales. At the end of the period, the value of these securities totaled
Applied Materials Inc (a)	26,122	946		$103,852 or 32.05% of net assets.
Infineon Technologies AG	46,559	828		(b) Non-Income Producing Security
Intel Corp	56,624	2,050		(c)	Fair value of these investments is determined in good faith by the Manager
KLA-Tencor Corp (a)	3,790	341		under procedures established and periodically reviewed by the Board of
Lam Research Corp (a)	4,422	524		Directors. Inputs used in the valuation may be unobservable; however, not
Linear Technology Corp (a)	569	37		all securities are included in Level 3 of the fair value hierarchy. At the end
Marvell Technology Group Ltd (a)	118,959	1,856		of the period, the fair value of these securities totaled $12,639 or 3.90% of
Microchip Technology Inc	536	39		net assets.
Qorvo Inc (b)	291	19		(d)	Security exempt from registration under Rule 144A of the Securities Act of
QUALCOMM Inc	35,377	1,998		1933. These securities may be resold in transactions exempt from
Skyworks Solutions Inc (a)	4,472	424		registration, normally to qualified institutional buyers. At the end of the
Texas Instruments Inc	20,768	1,591		period, the value of these securities totaled $2,046 or 0.63% of net assets.
		$11,277		(e)	Security or a portion of the security was pledged to cover margin
Software - 4.10%				requirements for swap and/or swaption contracts. At the end of the period,
Akamai Technologies Inc (a),(b)	3,478	218		the value of these securities totaled $10,954 or 3.38% of net assets.
CA Inc (a)	9,995	323
Citrix Systems Inc (b)	3,471	274
Dun & Bradstreet Corp/The	886	93
				Portfolio Summary (unaudited)
Fidelity National Information Services Inc	3,391	279
Nuance Communications Inc (a),(b)	52,111	887		Sector	Percent
Oracle Corp (a)	40,956	1,744		Financial	18.70%
				Consumer, Non-cyclical	16.83%
Paychex Inc	824	51
PTC Inc (b)	48,605	2,619		Investment Companies	15.78%
salesforce.com Inc (b)	39,135	3,184		Technology	13.72%
				Industrial	12.52%
SAP SE	6,111	569
Verint Systems Inc (a),(b)	40,000	1,510		Consumer, Cyclical	11.86%
VMware Inc (a),(b)	17,052	1,533		Communications	9.20%
				Basic Materials	6.99%
		$13,284
				Energy	3.74%
Telecommunications - 2.78%
AT&T Inc (a)	2,294	96		Utilities	0.52%
Cellnex Telecom SA (d)	71,553	1,076		Diversified	0.01%
Cisco Systems Inc (a)	68,261	2,333		Purchased Options	0.01%
				Investments Sold Short	(33.99)%
DNA Oyj	56,100	711
Juniper Networks Inc (a)	62,106	1,739		Other Assets and Liabilities	24.13%
Motorola Solutions Inc (a)	4,013	317		TOTAL NET ASSETS	100.00%
Sunrise Communications Group AG (b),(d)	13,546	970
Verizon Communications Inc	17,707	879
VimpelCom Ltd ADR	210,754	866
		$8,987
Textiles - 0.08%
Mohawk Industries Inc (b)	1,121	254

Toys, Games & Hobbies - 0.16%
Hasbro Inc (a)	3,008	292
Mattel Inc (a)	8,289	213
		$505
Transportation - 1.58%
CH Robinson Worldwide Inc	1,192	96
Expeditors International of Washington Inc (a)	4,360	246
FedEx Corp	14,661	2,829
Norfolk Southern Corp (a)	611	74
Ryder System Inc (a)	1,282	98
Union Pacific Corp (a)	16,494	1,780
		$5,123
TOTAL COMMON STOCKS		$304,847
INVESTMENT COMPANIES - 15.78%	Shares Held	Value(000	's)
Money Market Funds - 15.78%
BlackRock Liquidity Funds FedFund Portfolio	7,967,474	7,968
Cash Account Trust - Government & Agency	11,292,867	11,293
Portfolio - Government Cash Managed
Goldman Sachs Financial Square Funds -	15,313,533	15,314
Government Fund
Wells Fargo Advantage Government Money	16,572,581	16,573
Market Fund (e)
		$51,148
TOTAL INVESTMENT COMPANIES		$51,148

See accompanying notes

124

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For		Fair Value	Asset	Liability
Morgan Stanley & Co	03/15/2017	CHF	2,944,000		$2,941	$2,934	$6		$(13)
Morgan Stanley & Co	03/15/2017	EUR	6,991,000		7,437	7,411	6		(32)
Morgan Stanley & Co	03/15/2017	GBP	450,000		564	559	—		(5)
Morgan Stanley & Co	03/15/2017	NOK	6,691,000		799	797	—		(2)
Morgan Stanley & Co	03/15/2017	SEK	23,988,000		2,646	2,659	13		—
Total							$25		$(52)
							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Asset	Liability
Morgan Stanley & Co	03/15/2017	CHF	8,304,000		$8,278	$8,276	$51		$(49)
Morgan Stanley & Co	03/15/2017	DKK	22,513,000		3,242	3,211	32		(1)
Morgan Stanley & Co	03/15/2017	EUR	26,170,000		28,010	27,741	275		(6)
Morgan Stanley & Co	03/15/2017	NOK	6,691,000		807	798	9		—
Morgan Stanley & Co	03/15/2017	SEK	85,762,000		9,683	9,509	174		—
Total							$541		$(56)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
AEX Index; March 2017		Short	9		$942	$	945		$(3)
CAC40 Index; March 2017		Short	78		4,037		4,014		23
DAX Index; March 2017		Short	11		3,350		3,451		(101)
DJ Euro Stoxx 50; March 2017		Short	378		13,132		13,311		(179)
FTSE/MIB Index; March 2017		Short	10		993		1,002		(9)
FTSE100 Index; March 2017		Short	44		3,878		3,967		(89)
OMXS30 Index; March 2017		Short	110		1,912		1,901		11
Total							$		(347)

Amounts in thousands except contracts

Options

					Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Put - Industrial Select Sector SPDR Fund		$61.00	03/20/2017	1,653		$84	$13		$(71)
Put - iShares Russell 2000 ETF	$129.00		03/20/2017	653		75	21		(54)
Total				$		159	$34		$(125)

Amounts in thousands except contracts

Total Return Equity Basket Swaps

							Notional	Fair Value
Counterparty	Fund Pays		Fund Receives			Expiration Date	Value	Asset Liability
Morgan Stanley & Co	Floating rate based on 1 day SONIA	Total return on a custom basket of long				04/06/2018	$14,166	$34	$—
plus/less spread			and short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 day EMM I	Total return on a custom basket of long				04/06/2018	18,707	17	—
Euro Overnight Index Average plus/less			and short securities traded in EUR
spread
Morgan Stanley & Co	Floating rate based on 1 day MUTSC	Total return on a custom basket of long				09/06/2018	7,804	86	—
plus/less spread			and short securities traded in JPY
Total							$40,677	$137	$—

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands

See accompanying notes

125

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (27.46)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Aerospace & Defense - (0.46)%				Cosmetics & Personal Care (continued)
Boeing Co/The	2,789	$503		Estee Lauder Cos Inc/The	7,316	$606
General Dynamics Corp	3,547	673				$1,366
Lockheed Martin Corp	83	22
				Distribution & Wholesale - (0.46)%
United Technologies Corp	2,495	281
				Fastenal Co	5,618	281
		$1,479		LKQ Corp (a)	5,411	171
Apparel - (0.50)%				WW Grainger Inc	4,190	1,039
Michael Kors Holdings Ltd (a)	10,106	369				$1,491
NIKE Inc	22,005	1,258
				Diversified Financial Services - (0.70)%
		$1,627		Affiliated Managers Group Inc	1,065	179
Automobile Manufacturers - (0.07)%				Alliance Data Systems Corp	1,122	273
Ford Motor Co	18,044	226		American Express Co	7,512	601
				BlackRock Inc	858	332
				Franklin Resources Inc	11,079	477
Automobile Parts & Equipment - (0.29)%				Invesco Ltd	7,937	255
Delphi Automotive PLC	12,489	951		Navient Corp	5,889	91
				T Rowe Price Group Inc	574	41
Beverages - (0.63)%						$2,249
Brown-Forman Corp - B Shares	7,676	374
				Electric - (0.87)%
Coca-Cola Co/The	4,636	195
				Alliant Energy Corp	3,995	158
Constellation Brands Inc	3,740	594
				CMS Energy Corp	2,583	115
Molson Coors Brewing Co	4,138	416
Monster Beverage Corp (a)	11,099	460		Dominion Resources Inc/VA	198	16
				Duke Energy Corp	6,830	564
		$2,039		FirstEnergy Corp	5,346	173
Biotechnology - (0.79)%				NextEra Energy Inc	9,036	1,184
Alexion Pharmaceuticals Inc (a)	4,355	572		Public Service Enterprise Group Inc	9,810	451
Illumina Inc (a)	2,851	477		SCANA Corp	2,268	157
Incyte Corp (a)	1,323	176				$2,818
Regeneron Pharmaceuticals Inc (a)	2,340	874
Vertex Pharmaceuticals Inc (a)	4,953	449		Electrical Components & Equipment - (0.06)%
				Acuity Brands Inc	847	179
		$2,548

Building Materials - (0.41)%				Electronics - (0.20)%
Johnson Controls International plc	18,179	762		Agilent Technologies Inc	6,199	318
Martin Marietta Materials Inc	1,232	266		Mettler-Toledo International Inc (a)	510	243
Vulcan Materials Co	2,571	310		PerkinElmer Inc	1,876	102
		$1,338				$663

Chemicals - (0.38)%				Energy - Alternate Sources - (0.02)%
Albemarle Corp	1,916	195		First Solar Inc (a)	2,018	73
CF Industries Holdings Inc	4,528	142
International Flavors & Fragrances Inc	1,499	188
Mosaic Co/The	6,800	212		Environmental Control - (0.04)%
Praxair Inc	4,057	482		Stericycle Inc (a)	1,651	137
		$1,219

Commercial Services - (0.93)%				Food - (1.43)%
Automatic Data Processing Inc	1,446	148		JM Smucker Co/The	2,215	314
Cintas Corp	2,040	241		Kellogg Co	6,254	463
Ecolab Inc	5,844	724		Kraft Heinz Co/The	15,243	1,395
Equifax Inc	2,253	295		Kroger Co/The	18,145	577
Global Payments Inc	2,983	238		Mondelez International Inc	25,910	1,138
PayPal Holdings Inc (a)	22,249	935		Sysco Corp	10,665	562
Quanta Services Inc (a)	2,936	110		Whole Foods Market Inc	6,184	190
United Rentals Inc (a)	530	68				$4,639
Verisk Analytics Inc (a)	3,271	271
				Forest Products & Paper - (0.13)%
		$3,030		International Paper Co	7,952	419
Computers - (0.51)%
Accenture PLC - Class A	11,713	1,435		Gas - (0.17)%
Hewlett Packard Enterprise Co	10,398	237		NiSource Inc	1,283	31
		$1,672		Sempra Energy	4,856	535
Consumer Products - (0.15)%						$566
Avery Dennison Corp	1,702	137		Healthcare - Products - (1.96)%
Clorox Co/The	2,484	340		Becton Dickinson and Co	4,115	753
		$477		Boston Scientific Corp (a)	4,169	102
Cosmetics & Personal Care - (0.42)%				DENTSPLY SIRONA Inc	4,500	286
				Edwards Lifesciences Corp (a)	4,148	390
Colgate-Palmolive Co	6,701	489		Hologic Inc (a)	5,413	220
Coty Inc	14,431	271		IDEXX Laboratories Inc (a)	1,743	253

See accompanying notes

126

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Healthcare - Products (continued)				Oil & Gas (continued)
Intuitive Surgical Inc (a)	3,901	$2,875		Helmerich & Payne Inc	2,103	$144
Medtronic PLC	9,032	731		Hess Corp	6,152	316
Patterson Cos Inc	1,902	86		Marathon Oil Corp	5,405	86
Thermo Fisher Scientific Inc	4,248	670		Marathon Petroleum Corp	9,922	492
		$6,366		Murphy Oil Corp	3,229	91
				Noble Energy Inc	8,137	296
Healthcare - Services - (0.50)%				Occidental Petroleum Corp	14,778	969
Envision Healthcare Corp (a)	1,065	74
HCA Holdings Inc (a)	17,604	1,536		Pioneer Natural Resources Co	3,297	613
				Range Resources Corp	4,800	133
		$1,610		Tesoro Corp	2,204	188
Home Builders - (0.45)%						$6,346
Lennar Corp - A Shares	29,713	1,450		Oil & Gas Services - (0.32)%
				Baker Hughes Inc	2,015	121
Home Furnishings - (0.14)%				National Oilwell Varco Inc	7,337	297
Electrolux AB	16,892	447		Schlumberger Ltd	7,810	628
						$1,046

Insurance - (0.82)%				Packaging & Containers - (0.08)%
American International Group Inc	8,728	558		Ball Corp	3,399	250
Arthur J Gallagher & Co	3,464	198
Assurant Inc	1,127	111
				Pharmaceuticals - (1.41)%
Lincoln National Corp	4,370	307
				Allergan PLC	6,681	1,636
Loews Corp	2,056	97
				AmerisourceBergen Corp	1,696	155
MetLife Inc	19,999	1,049
				Cardinal Health Inc	5,908	481
Willis Towers Watson PLC	2,665	342		Endo International PLC (a)	4,330	59
		$2,662		Mallinckrodt PLC (a)	2,022	106
Internet - (1.29)%				Mead Johnson Nutrition Co	3,565	313
Amazon.com Inc (a)	1,178	995		Merck & Co Inc	6,353	418
Expedia Inc	3,010	358		Mylan NV (a)	10,395	435
MercadoLibre Inc	5,543	1,169		Perrigo Co PLC	2,786	208
Netflix Inc (a)	8,334	1,185		Pfizer Inc	6,652	227
Symantec Corp	12,110	346		Zoetis Inc	9,602	512
TripAdvisor Inc (a)	2,828	117				$4,550
		$4,170
				REITS - (1.36)%
Iron & Steel - (0.12)%				American Tower Corp	8,184	940
Nucor Corp	6,215	389		Apartment Investment & Management Co	2,966	138
				Boston Properties Inc	1,929	268
				Crown Castle International Corp	7,004	655
Lodging - (0.26)%				Equinix Inc	1,386	521
Marriott International Inc/MD	7,585	660		Equity Residential	7,108	448
Wynn Resorts Ltd	1,976	190		HCP Inc	2,744	90
		$850		Host Hotels & Resorts Inc	14,260	256
Machinery - Construction & Mining - (0.29)%				Kimco Realty Corp	8,257	200
Caterpillar Inc	9,801	947		Macerich Co/The	2,795	188
				Prologis Inc	9,651	493
				SL Green Realty Corp	1,954	220
Machinery - Diversified - (0.32)%						$4,417
Deere & Co	2,643	289
Flowserve Corp	2,440	113		Retail - (2.06)%
Rockwell Automation Inc	2,427	367		Advance Auto Parts Inc	1,431	224
Roper Technologies Inc	514	108		CarMax Inc (a)	3,709	239
Xylem Inc/NY	3,488	168		Chipotle Mexican Grill Inc (a)	563	236
		$1,045		Costco Wholesale Corp	8,535	1,512
				Dollar Tree Inc (a)	4,586	352
Miscellaneous Manufacturers - (0.45)%				Gap Inc/The	19,356	480
3M Co	5,275	983		Kohl's Corp	8,796	375
Dover Corp	3,015	241		Nordstrom Inc	9,062	423
Eaton Corp PLC	3,134	226		Signet Jewelers Ltd	1,353	86
		$1,450		Starbucks Corp	5,948	338
Oil & Gas - (1.96)%				Swatch Group AG/The	3,756	1,249
Anadarko Petroleum Corp	10,645	688		Target Corp	6,014	353
Apache Corp	1,767	93		Tiffany & Co	2,404	221
				Ulta Beauty Inc (a)	1,210	331
Cabot Oil & Gas Corp	9,036	198
Chesapeake Energy Corp (a)	16,892	92		Wal-Mart Stores Inc	3,426	243
Cimarex Energy Co	1,844	232				$6,662
Concho Resources Inc (a)	2,811	372
				Semiconductors - (0.55)%
Devon Energy Corp	2,374	103		Broadcom Ltd	635	134
EOG Resources Inc	10,708	1,039		Micron Technology Inc (a)	20,281	475
EQT Corp	3,356	201		NVIDIA Corp	8,473	860

See accompanying notes

127

		Schedule of Investments
	Multi-Manager Equity Long/Short Fund
		February 28, 2017 (unaudited)

		Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)

Semiconductors (continued)
Xilinx Inc	5,236	$308
		$1,777

Software - (2.50)%
Activision Blizzard Inc	11,350	512
Adobe Systems Inc (a)	9,409	1,114
Autodesk Inc (a)	4,323	373
Cerner Corp (a)	6,841	377
Electronic Arts Inc (a)	5,931	513
Fiserv Inc (a)	3,452	398
Intuit Inc	4,994	626
Microsoft Corp	10,974	702
Oracle Corp	49,222	2,097
Red Hat Inc (a)	3,485	289
salesforce.com Inc (a)	13,534	1,101
		$8,102

Telecommunications - (0.20)%
CenturyLink Inc	10,248	249
Frontier Communications Corp	4,188	12
Level 3 Communications Inc (a)	6,988	400
		$661

Transportation - (0.80)%
CSX Corp	15,989	777
FedEx Corp	5,177	999
JB Hunt Transport Services Inc	2,178	214
Kansas City Southern	2,090	185
Union Pacific Corp	2,894	312
United Parcel Service Inc	1,071	113
		$2,600
TOTAL COMMON STOCKS (proceeds $84,735)		$89,003
INVESTMENT COMPANIES - (6.53)%	Shares	Value (000	's)

Exchange Traded Funds - (6.53)%
Consumer Discretionary Select Sector SPDR	18,087	1,562
Fund
Consumer Staples Select Sector SPDR Fund	32,589	1,796
Health Care Select Sector SPDR Fund	9,084	681
Industrial Select Sector SPDR Fund	28,685	1,889
iShares MSCI Brazil Capped ETF	39,084	1,475
iShares MSCI China ETF	75,074	3,657
SPDR S&P500 ETF Trust	28,287	6,689
Technology Select Sector SPDR Fund	30,518	1,597
VanEck Vectors Semiconductor ETF	23,763	1,816
		$21,162
TOTAL INVESTMENT COMPANIES (proceeds $19,225)		$21,162
TOTAL SHORT SALES (proceeds $103,960)		$110,165

(a) Non-Income Producing Security

See accompanying notes

128

     Schedule of Investments Opportunistic Municipal Fund February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 0.10%	Shares Held	Value(000	's)		Principal
Exchange Traded Funds - 0.10%				MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
SPDR Nuveen S&P High Yield Municipal	1,040	$59		Connecticut - 2.30%
Bond ETF				Mohegan Tribal Finance Authority
VanEck Vectors High-Yield Municipal Index	1,000	30		7.00%, 02/01/2045(b)	$2,500	$2,608
ETF
VanEck Vectors Short High-Yield Municipal	1,000	24		Florida - 0.42%
Index ETF				Orange County Housing Finance Authority
		$113		7.00%, 10/01/2025	470	476
TOTAL INVESTMENT COMPANIES		$113
	Principal			Georgia - 0.49%
BONDS- 0.44%	Amount (000's)	Value(000	's)	City of Atlanta GA
U.S. Municipals - 0.44%				7.38%, 01/01/2031	500	557
Oglala Sioux Tribe
5.75%, 10/01/2025(a),(b)	$500	$503		Illinois - 15.69%
				Chicago O'Hare International Airport
TOTAL BONDS		$503		5.00%, 01/01/2033	1,250	1,387

				Chicago Park District
	Principal			5.00%, 01/01/2040	1,000	1,075
MUNICIPAL BONDS - 102.19%	Amount (000's)	Value(000	's)

Alabama - 2.51%				City of Chicago IL
				5.50%, 01/01/2042	300	294
Lower Alabama Gas District/The
				6.00%, 01/01/2038	2,000	2,060
5.00%, 09/01/2034	$2,500	$2,843
				7.46%, 02/15/2026	1,929	1,364

Arizona - 5.59%
				City of Chicago IL Wastewater Transmission
Navajo Nation				Revenue
5.50%, 12/01/2030(b)	2,500	2,724		5.00%, 01/01/2031	760	824
				5.00%, 01/01/2039	1,200	1,274

Salt Verde Financial Corp
5.00%, 12/01/2032	3,205	3,625		City of Chicago IL Waterworks Revenue
				5.00%, 11/01/2025	500	565
		$6,349		Illinois Finance Authority
California - 12.72%				5.00%, 02/15/2036	1,000	1,014
Abag Finance Authority for Nonprofit Corps				Illinois State Toll Highway Authority
5.00%, 08/01/2043	500	552		5.00%, 01/01/2040(c)	5,000	5,534
California Educational Facilities Authority				Metropolitan Pier & Exposition
5.00%, 12/29/2015(c)	1,730	1,858
5.00%, 10/01/2038(c)	900	959		Authority (credit support from NATL)
				5.50%, 06/15/2029(d)	1,000	1,183
California Statewide Communities				State of Illinois
Development Authority (credit support from				5.50%, 07/01/2027	1,150	1,223
GNMA COLL)
4.90%, 07/20/2039(d)	500	526				$17,797
				Indiana - 0.58%

California Statewide Financing Authority
6.00%, 05/01/2043	1,000	1,005		Indiana Finance Authority
				5.00%, 10/01/2044	300	321

Golden State Tobacco Securitization Corp
5.30%, 06/01/2037	1,000	1,001		Town of Shoals IN
				7.25%, 11/01/2043	300	342
5.75%, 06/01/2047	1,260	1,266
						$663
Golden State Tobacco Securitization
Corp (credit support from GOLDEN ST TOB				Louisiana - 3.54%
SECURITIZATION)				Juban Crossing Economic Development
5.00%, 06/01/2033(d)	1,000	1,000		District
				7.00%, 09/15/2044(b)	1,000	1,000
La Verne Public Financing Authority				7.00%, 09/15/2044(b)	500	500
7.25%, 09/01/2026	640	642
Morongo Band of Mission Indians/The				Louisiana Public Facilities Authority
6.50%, 03/01/2028(b)	825	858		8.38%, 07/01/2039	400	159
Oakland Unified School District/Alameda				Parish of St John the Baptist LA
County				5.13%, 06/01/2037	2,350	2,362
5.00%, 08/01/2035	1,225	1,391				$4,021
Sacramento Area Flood Control				Maine- 0.88%
Agency (credit support from BAM)				Finance Authority of Maine
5.00%, 10/01/2039(d)	500	559		5.25%, 01/01/2025(b)	1,000	1,001
San Diego Community College District
5.25%, 08/01/2033(c)	1,050	1,156		Maryland - 0.94%
University of California				City of Westminster MD
5.25%, 05/15/2039(c)	428	467		6.25%, 07/01/2044	600	643
5.25%, 05/15/2039(c)	828	904		Maryland Economic Development Corp
5.25%, 05/15/2039(c)	243	265		5.38%, 06/01/2025	390	420
		$14,409				$1,063
Colorado - 3.64%				Michigan - 1.91%
Colorado Health Facilities Authority				Michigan Finance Authority
5.00%, 05/15/2040	1,000	1,083		5.00%, 07/01/2035	1,000	1,075
5.00%, 05/15/2045	1,000	1,077		Wayne County Airport Authority
Promenade Castle Rock Metropolitan District				5.00%, 12/01/2045	1,000	1,087
No 1						$2,162
5.75%, 12/01/2039	1,000	1,004
Solaris Metropolitan District No 3
5.00%, 12/01/2046	1,000	981
		$4,145

See accompanying notes

129

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Minnesota - 0.96%				Ohio (continued)
Housing & Redevelopment Authority of The				Buckeye Tobacco Settlement Financing
City of St Paul Minnesota				Authority (credit support from BUCKEYE
5.00%, 11/15/2030	$1,000	$1,095		OHIO TOB SETTLEMENT)
				5.75%, 06/01/2034(d)	$2,000	$1,914
Missouri - 1.27%				County of Hamilton OH
City of St Louis MO Airport Revenue (credit				5.00%, 01/01/2036	1,400	1,444
support from NATL)				Ohio Air Quality Development Authority
5.50%, 07/01/2028(d)	400	480		3.75%, 12/01/2023	1,000	350
Kansas City Industrial Development				Ohio Water Development Authority
Authority				4.00%, 01/01/2034	750	262
5.00%, 04/01/2046(b)	1,100	965				$6,373
		$1,445		Oklahoma - 0.28%
Nevada - 0.96%				Tulsa Airports Improvement Trust
Las Vegas Redevelopment Agency				5.00%, 06/01/2035(e)	300	314
5.00%, 06/15/2045	1,000	1,090
				Oregon - 0.47%
New Jersey - 9.82%				Warm Springs Reservation Confederated
Casino Reinvestment Development Authority				Tribe
5.25%, 11/01/2039	250	249		6.38%, 11/01/2033	500	535
Essex County Improvement Authority
5.25%, 07/01/2045(b)	1,300	1,285		Pennsylvania - 4.33%
New Jersey Economic Development				Allegheny County Industrial Development
Authority				Authority
5.00%, 07/15/2028	750	777		6.00%, 07/15/2038	400	415
5.63%, 11/15/2030	1,500	1,630		Lancaster County Hospital Authority/PA
5.75%, 09/15/2027	500	535		5.00%, 07/01/2045	1,250	1,312
New Jersey Economic Development				Pennsylvania Economic Development
Authority (credit support from ST APPROP)				Financing Authority
5.25%, 06/15/2040(d)	1,000	1,015		5.50%, 11/01/2044	1,000	1,057
New Jersey Educational Facilities				6.00%, 06/01/2031	500	493
Authority (credit support from AGM)				School District of Philadelphia/The (credit
5.00%, 07/01/2034(d)	1,000	1,114		support from ST AID WITHHLDG)
New Jersey Health Care Facilities Financing				5.00%, 09/01/2032(d)	1,500	1,630
Authority (credit support from AGM)						$4,907
5.00%, 07/01/2046(d)	1,900	2,034		South Carolina - 0.96%
New Jersey Transportation Trust Fund				South Carolina Public Service Authority
Authority				5.25%, 12/01/2055	1,000	1,091
5.25%, 06/15/2032	2,000	2,071
Newark Housing Authority (credit support				Tennessee - 3.42%
from AGM MUN GOVT GTD)				Chattanooga Health Educational & Housing
5.00%, 12/01/2038(d)	400	437		Facility Board
		$11,147		5.00%, 10/01/2028	1,050	1,150
New York - 7.01%				5.00%, 10/01/2035	500	529
Brooklyn Arena Local Development Corp				Metropolitan Government Nashville &
6.25%, 07/15/2040	480	549		Davidson County Health & Educational Facs
Build NYC Resource Corp				Bd
5.00%, 07/01/2035	1,500	1,613		5.00%, 07/01/2040	2,000	2,205
5.50%, 09/01/2045(b)	1,000	1,076				$3,884
Glen Cove Local Economic Assistance Corp				Texas- 7.67%
5.00%, 01/01/2056	1,000	931		Arlington Higher Education Finance Corp
New York Counties Tobacco Trust VI				5.00%, 12/01/2046	1,100	1,146
5.00%, 06/01/2041	400	428		City of Houston TX Airport System Revenue
New York State Thruway Authority				4.50%, 07/01/2020	1,000	1,025
5.25%, 01/01/2056	1,000	1,128		Harris County Cultural Education Facilities
New York Transportation Development Corp				Finance Corp
5.00%, 08/01/2021	1,500	1,596		6.00%, 10/01/2043	1,575	1,763
5.00%, 01/01/2023	560	637		New Hope Cultural Education Facilities
		$7,958		Finance Corp
North Carolina - 1.58%				5.00%, 07/01/2030	500	537
North Carolina Eastern Municipal Power				5.00%, 07/01/2047	1,500	1,564
Agency				North Texas Tollway Authority
5.25%, 01/01/2020	750	778		5.00%, 01/01/2045	615	680
North Carolina Medical Care Commission				Port Beaumont Navigation District
5.25%, 10/01/2035	1,000	1,015		7.25%, 02/01/2036(b)	1,000	1,035
		$1,793		Texas Private Activity Bond Surface
Ohio- 5.62%				Transportation Corp
Buckeye Tobacco Settlement Financing				6.88%, 12/31/2039	550	622
Authority				7.00%, 12/31/2038	300	341
6.00%, 06/01/2042	2,500	2,403				$8,713

See accompanying notes

130

		Schedule of Investments
		Opportunistic Municipal Fund
		February 28, 2017 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Utah- 1.00%
Salt Lake City Corp Airport Revenue
5.00%, 07/01/2042	$1,000	$1,134

Virgin Islands - 0.72%
Virgin Islands Public Finance Authority
5.00%, 10/01/2029	1,000	813

Virginia - 0.91%
County of Botetourt VA
6.00%, 07/01/2044	1,000	1,037

Washington - 0.23%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250	259

Wisconsin - 3.77%
Public Finance Authority
4.00%, 08/01/2035	500	468
4.00%, 12/01/2036	1,650	1,557
5.00%, 12/01/2025	1,500	1,618
5.25%, 04/01/2030	600	631
		$4,274
TOTAL MUNICIPAL BONDS		$115,956
Total Investments		$116,572
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.62)%
Notes with interest rates of 0.67% - 0.72% at	$(5,239)	$(5,239)
February 28, 2017 and contractual maturity of
collateral from 2017-2024.(f)
Total Net Investments		$111,333
Other Assets and Liabilities - 1.89%		$2,141
TOTAL NET ASSETS - 100.00%		$113,474

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $503 or 0.44% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,555 or 11.95% of net assets.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Variable Rate. Rate shown is in effect at February 28, 2017.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 28, 2017.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	78.69%
Insured	10.47%
General Obligation Unlimited	5.41%
Prerefunded	2.77%
General Obligation Limited	2.69%
Certificate Participation	1.20%
Tax Allocation	0.96%
Government	0.44%
Investment Companies	0.10%
Liability For Floating Rate Notes Issued	(4.62)%
Other Assets and Liabilities	1.89%
TOTAL NET ASSETS	100.00%

See accompanying notes

131

     Schedule of Investments Origin Emerging Markets Fund February 28, 2017 (unaudited)

COMMON STOCKS - 95.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.75%				Gas - 0.46%
Smiles SA	241,279	$4,785		China Resources Gas Group Ltd	974,200	$2,975

Agriculture - 0.97%				Healthcare - Products - 0.55%
KT&G Corp	68,806	6,229		China Medical System Holdings Ltd	2,166,700	3,527

Apparel - 0.45%				Holding Companies - Diversified - 2.28%
Shenzhou International Group Holdings Ltd	484,400	2,892		KOC Holding AS	588,100	2,391
				Siam Cement PCL/The	830,200	12,251
Automobile Manufacturers - 3.78%						$14,642
Geely Automobile Holdings Ltd	9,504,400	12,919		Insurance - 2.72%
Great Wall Motor Co Ltd (a)	9,231,500	11,337		China Life Insurance Co Ltd/Taiwan	5,034,280	4,938
		$24,256		Ping An Insurance Group Co of China Ltd	1,727,400	9,202
Automobile Parts & Equipment - 1.06%				Samsung Life Insurance Co Ltd	34,744	3,287
Hankook Tire Co Ltd	62,766	3,315				$17,427
Xinyi Glass Holdings Ltd (a)	3,818,600	3,462		Internet - 8.56%
		$6,777		Alibaba Group Holding Ltd ADR(a)	238,000	24,490
Banks - 11.53%				Tencent Holdings Ltd	1,147,405	30,449
China CITIC Bank Corp Ltd	4,423,293	3,037				$54,939
China Construction Bank Corp	33,922,228	27,930		Iron & Steel - 0.44%
China Merchants Bank Co Ltd	1,802,600	4,793		Severstal PJSC	200,000	2,849
China Minsheng Banking Corp Ltd	4,141,000	4,722
Industrial & Commercial Bank of China Ltd	31,783,800	20,827		Miscellaneous Manufacturers - 3.02%
Sberbank of Russia PJSC ADR	1,159,600	12,643		Largan Precision Co Ltd	66,400	9,854
		$73,952		Sunny Optical Technology Group Co Ltd	1,472,925	9,486
Building Materials - 1.14%						$19,340
Anhui Conch Cement Co Ltd	2,099,300	7,309		Oil & Gas - 4.77%
				LUKOIL PJSC ADR	113,000	5,992
Chemicals - 3.12%				Novatek PJSC	51,200	6,637
Lotte Chemical Corp	24,072	7,756		PTT PCL (b)	841,100	9,565
PTT Global Chemical PCL (b)	4,134,200	8,430		SK Innovation Co Ltd	42,166	5,751
Sinopec Shanghai Petrochemical Co Ltd	6,328,500	3,831		Tatneft PJSC ADR	75,000	2,630
		$20,017				$30,575
Coal - 1.38%				Pharmaceuticals - 3.44%
China Shenhua Energy Co Ltd	4,241,000	8,874		Richter Gedeon Nyrt	322,032	7,141
				Sinopharm Group Co Ltd	3,223,600	14,907
Commercial Services - 4.22%						$22,048
Kroton Educacional SA	1,596,800	6,998		Real Estate - 1.46%
Localiza Rent a Car SA	247,000	3,055		China Overseas Land & Investment Ltd	1,459,400	4,488
New Oriental Education & Technology Group	289,100	13,995		China Vanke Co Ltd	1,953,700	4,904
Inc ADR(a)						$9,392
Zhejiang Expressway Co Ltd	2,707,300	3,045		Retail - 2.06%
		$27,093		ANTA Sports Products Ltd	2,360,900	7,143
Computers - 1.66%				Raia Drogasil SA	317,100	6,045
Foxconn Technology Co Ltd	2,253,400	6,727				$13,188
Lite-On Technology Corp	2,357,810	3,949		Semiconductors - 12.99%
		$10,676		Phison Electronics Corp	559,500	4,915
Diversified Financial Services - 4.29%				Powertech Technology Inc	1,242,000	3,603
CETIP SA - Mercados Organizados	205,000	3,083		Realtek Semiconductor Corp	1,115,400	4,149
E.Sun Financial Holding Co Ltd	8,095,460	4,914		Samsung Electronics Co Ltd	35,077	29,708
Fubon Financial Holding Co Ltd	3,526,400	5,715		Silicon Motion Technology Corp ADR	155,279	6,303
Hana Financial Group Inc	104,500	3,255		Taiwan Semiconductor Manufacturing Co Ltd	962,017	30,275
KB Financial Group Inc	119,400	4,929		ADR
Taishin Financial Holding Co Ltd	14,258,001	5,639		Win Semiconductors Corp	1,035,904	4,407
		$27,535				$83,360
Electronics - 5.56%				Software - 4.07%
AAC Technologies Holdings Inc	1,267,618	13,336		NetEase Inc ADR	75,035	22,890
Hon Hai Precision Industry Co Ltd	2,346,833	13,923		TravelSky Technology Ltd	1,469,600	3,205
Micro-Star International Co Ltd	2,258,900	5,239				$26,095
Pegatron Corp	1,213,300	3,195		Telecommunications - 1.92%
		$35,693		BYD Electronic International Co Ltd	3,932,100	4,253
Engineering & Construction - 0.97%				China Mobile Ltd	449,443	4,957
Grupo Aeroportuario del Centro Norte SAB de	797,500	3,820		Vodacom Group Ltd	276,997	3,128
CV						$12,338
Promotora y Operadora de Infraestructura	253,975	2,371		Water - 2.27%
SAB de CV (a)				CiadeSaneamentoBasicodoEstadodeSao	749,300	7,893
		$6,191		Paulo
Food - 2.19%				Guangdong Investment Ltd	4,874,264	6,641
SPAR Group Ltd/The	443,916	6,037				$14,534
X5 Retail Group NV (a)	264,300	8,010		TOTAL COMMON STOCKS		$611,164
		$14,047
Forest Products & Paper - 1.19%
Mondi PLC	326,454	7,609

See accompanying notes

132

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 2.35%	Shares Held	Value (000's)
Money Market Funds - 2.35%
First American Government Obligations Fund	15,106,265	$15,106

TOTAL INVESTMENT COMPANIES		$15,106
Total Investments		$626,270
Other Assets and Liabilities - 2.38%		$15,269
TOTAL NET ASSETS - 100.00%		$641,539

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $17,995 or 2.80% of net assets.

Portfolio Summary (unaudited)
Country		Percent
China		42.61%
Taiwan, Province Of China		18.34%
Korea, Republic Of		10.02%
Russian Federation		6.04%
Brazil		4.97%
Thailand		4.71%
Hong Kong		3.51%
South Africa		2.62%
United States		2.35%
Hungary		1.11%
Mexico		0.97%
Turkey		0.37%
Other Assets and Liabilities		2.38%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; March 2017	Long	342	$15,770	$15,917	$147
Total					$147

Amounts in thousands except contracts

See accompanying notes

133

     Schedule of Investments Preferred Securities Fund February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 3.00%		Shares Held	Value(000	's)	PREFERRED STOCKS (continued)				Shares Held	Value(000	's)
Money Market Funds - 3.00%					Electric (continued)
Goldman Sachs Financial Square Funds -		165,112,637	$165,113		Integrys Holding Inc 6.00%(b)				87,600	$2,303
Government Fund					Interstate Power & Light Co 5.10%(a)				485,100	12,622
					NextEra Energy Capital Holdings Inc			5.00%	491,093	11,757
TOTAL INVESTMENT COMPANIES			$165,113		NextEra Energy Capital Holdings Inc			5.13%	662,215	15,840
CONVERTIBLE PREFERRED STOCKS -					NextEra Energy Capital Holdings Inc			5.63%	170,585	4,282
1.36%		Shares Held	Value(000	's)	NextEra Energy Capital Holdings Inc			5.70%	322,465	8,013
Banks- 1.36%					Southern Co/The 5.25%				111,000	2,652
Wells Fargo & Co 7.50%(a)		60,982	$74,703							$132,328
						Food- 0.47%
					Dairy Farmers of America Inc 7.88%(a),(c)				12,000	1,241
TOTAL CONVERTIBLE PREFERRED STOCKS			$74,703
					Dairy Farmers of America Inc 7.88%(a),(c)				232,500	24,739
PREFERRED STOCKS - 28.55%		Shares Held	Value(000	's)
Banks- 8.46%										$25,980
AgriBank FCB 6.88%(a),(b)		61,700	6,488		Hand & Machine Tools - 0.55%
Bank of America Corp 6.38	%(a)	4,467	114		Stanley Black & Decker Inc 5.75%				1,191,954	30,252
Bank of America Corp 6.63	%(a)	201,813	5,255
Bank of New York Mellon Corp/The 5.20%(a)		139,534	3,548		Insurance - 7.15%
Barclays Bank PLC 7.10%(a)		991,293	24,762		Aegon NV 4.00%(a),(b)				66,900	1,659
Barclays Bank PLC 8.13%(a)		121,072	3,143		Aegon NV 6.38%(a)				975,042	24,708
BB&T Corp 5.63%(a)		150,000	3,787		Aegon NV 6.50%(a)				223,786	5,774
Capital One Financial Corp 6.00%(a)		533,401	13,410		Aegon NV 8.00%				60,347	1,561
Citigroup Inc 6.88%(a)		9,618	261		Aflac Inc 5.50%				1,087,462	27,219
Citigroup Inc 6.88%(a),(b)		493,542	14,165		Allstate Corp/The 5.10%(b)				540,300	14,496
CoBank ACB 6.13%(a)		8,000	791		Allstate Corp/The 6.25%(a)				181,500	4,801
CoBank ACB 6.20%(a),(b)		65,000	6,638		Allstate Corp/The 6.63%(a)				380,000	10,195
CoBank ACB 6.25%(a),(b)		296,500	30,345		American Financial Group Inc/OH 5.75%				441,277	11,209
Cullen/Frost Bankers Inc 5.38%(a)		242,043	6,058		American Financial Group Inc/OH 6.25%				250,786	6,515
Goldman Sachs Group Inc/The 5.50%(a),(b)		774,944	20,652		Arch Capital Group Ltd 5.25%(a)				243,500	5,479
HSBC Holdings PLC 6.20%(a)		918,073	23,668		Arch Capital Group Ltd 6.75%(a)				696,925	17,716
HSBC Holdings PLC 8.00%(a)		252,160	6,581		Aspen Insurance Holdings Ltd 5.95%(a),(b)				414,060	11,250
Huntington Bancshares Inc/OH 5.88%(a)		326,087	8,182		Aspen Insurance Holdings Ltd 7.25%(a)				40,007	1,033
Huntington Bancshares Inc/OH 6.25%(a)		1,050,000	27,941		Axis Capital Holdings Ltd 5.50%(a)				155,098	3,738
ING Groep NV 6.13%(a)		53,705	1,383		Axis Capital Holdings Ltd 6.88%(a)				2,072,850	52,630
ING Groep NV 6.38%(a)		821,730	20,971		Hartford Financial Services Group Inc/The				1,040,014	31,772
ING Groep NV 7.20%(a)		139,087	3,476		7.88	%(b)
KeyCorp 6.13%(a),(b)		780,000	21,450		Protective Life Corp 6.00%				10,311	261
M&T Bank Corp 6.38%(a),(b)		5,400	5,567		Protective Life Corp 6.25%				336,151	8,521
M&T Bank Corp 6.38%(a),(b)		7,150	7,371		Prudential PLC 6.50%(a)				88,249	2,298
Merrill Lynch Capital Trust I 6.45%(b)		99,569	2,562		Prudential PLC 6.75%(a)				140,026	3,653
Morgan Stanley 5.85%(a),(b)		347,500	8,983		Reinsurance Group of America Inc 6.20%(b)				577,300	16,909
Morgan Stanley 7.13%(a),(b)		126,282	3,720		RenaissanceRe Holdings Ltd 5.38%(a)				654,975	15,844
					RenaissanceRe Holdings Ltd 6.08%(a)				172,247	4,332
PNC Financial Services Group Inc/The		1,730,132	49,291
6.13%(a),(b)					Torchmark Corp 5.88%				468,309	11,755
Royal Bank of Scotland Group PLC 5.75%(a)		391,429	9,825		WR Berkley Corp 5.63%				1,262,728	30,823
State Street Corp 5.25%(a)		1,425,192	35,573		WR Berkley Corp 5.75%				65,930	1,632
State Street Corp 5.90%(a),(b)		241,300	6,641		XLIT Ltd 4.14%(a),(b)				76,419	65,911
State Street Corp 6.00%(a)		349,700	9,274							$393,694
TCF Financial Corp 7.50%(a)		229,278	5,847			Media- 0.22%
US Bancorp 6.00% (a),(b)		2,082,309	52,807		Comcast Corp 5.00%				480,893	12,162
Valley National Bancorp 6.25%(a),(b)		172,200	4,765
Wells Fargo & Co 5.85%(a),(b)		125,027	3,362		Miscellaneous Manufacturers - 0.17%
Wells Fargo & Co 6.63%(a),(b)		236,676	6,963		General Electric Co 4.88%				299,666	7,540
			$465,620		General Electric Co 4.88%				80,187	2,018
Diversified Financial Services - 0.08%										$9,558
Affiliated Managers Group Inc 6.38%		15,188	392			REITS- 3.72%
Charles Schwab Corp/The 6.00%(a)		12,535	322		Boston Properties Inc 5.25%(a)				7,284	180
Charles Schwab Corp/The 6.00%(a)		143,663	3,777		Digital Realty Trust Inc 5.88%(a)				97,818	2,469
			$4,491		Digital Realty Trust Inc 6.35%(a)				202,498	5,346
					Digital Realty Trust Inc 6.63%(a)				3,856	98
Electric - 2.40%
Alabama Power Co 6.45%(a)		89,000	2,336		Digital Realty Trust Inc 7.38%(a)				239,911	6,607
					Kimco Realty Corp 5.50%(a)				590,922	14,247
Dominion Resources Inc/VA 5.25%		897,421	21,125
					Kimco Realty Corp 6.00		%(a)		666,558	16,864
DTE Energy Co 5.25%		313,300	7,732
					Prologis Inc 8.54%(a)				167,700	11,734
Duke Energy Corp 5.13%		362,408	9,220
					PS Business Parks Inc 5.70%(a)				377,419	9,349
Entergy Arkansas Inc 4.88%		10,000	228
					PS Business Parks Inc 5.75%(a)				520,724	12,956
Entergy Arkansas Inc 4.90%		241,096	5,842
					PS Business Parks Inc 6.00%(a)				188,128	4,765
Entergy Louisiana LLC 4.70%		165,100	3,856
					Public Storage 4.90%(a)				16,000	360
Entergy Louisiana LLC 4.88%		25,000	568
					Public Storage 4.95%(a)				4,000	91
Entergy Louisiana LLC 5.25%		230,055	5,650
					Public Storage 5.20%(a)				70,407	1,746
Entergy New Orleans Inc 5.00%		3,299	80
					Public Storage 5.75%(a)				222,900	5,597
Entergy New Orleans Inc 5.50%		20,000	501
					Public Storage 5.88%(a)				237,401	6,165
Entergy Texas Inc 5.63%		15,618	419
Georgia Power Co 6.50%(a)		97,900	10,079		Public Storage 5.90%(a)				55,600	1,404
Gulf Power Co 6.00%(a)		60,914	6,267		Public Storage 6.00%(a)				580,214	15,492
Gulf Power Co 6.45%(a)		9,400	956		Public Storage 6.38%(a)				131,181	3,592

See accompanying notes

134

     Schedule of Investments Preferred Securities Fund February 28, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)		Principal
REITS (continued)				BONDS (continued)	Amount (000's) Value (000's)
Realty Income Corp 6.63%(a)	774,252	$19,666		Banks (continued)
Regency Centers Corp 6.00%(a)	441,029	11,180		Cooperatieve Rabobank UA
Senior Housing Properties Trust 5.63%	113,931	2,740		11.00%, 12/29/2049 (a),(b)	$7,750	$9,077
Senior Housing Properties Trust 6.25%	150,000	3,849		11.00%, 12/29/2049 (a),(b),(c)	69,657	81,586
Ventas Realty LP / Ventas Capital Corp	198,708	5,021		Corestates Capital III
5.45%				1.61%, 02/15/2027(b),(c)	7,000	6,282
Vornado Realty Trust 5.40%(a)	190,622	4,603		Countrywide Capital III
Vornado Realty Trust 5.70%(a)	830,753	20,844		8.05%, 06/15/2027	6,312	7,774
Vornado Realty Trust 6.63%(a)	75,264	1,938		Credit Agricole SA
Welltower Inc 6.50%(a)	617,148	15,571		7.88%, 12/31/2049(a),(c)	8,000	8,160
		$204,474		8.13%, 12/31/2049(a),(b)	5,000	5,344
Savings & Loans - 0.06%				8.13%, 12/31/2049(a),(b),(c)	11,050	11,811
Astoria Financial Corp 6.50%(a)	82,851	2,144		8.38%, 12/31/2049(a),(b),(c)	42,909	47,414
People's United Financial Inc 5.63%(a),(b)	46,852	1,228		Credit Suisse AG
		$3,372		6.50%, 08/08/2023(c)	29,754	32,395
Sovereign - 0.50%				6.50%, 08/08/2023	6,000	6,532
Farm Credit Bank of Texas 6.75%(a),(b)	258,000	27,412		Credit Suisse Group AG
				6.25%, 12/31/2049(a),(b),(c)	4,100	4,154
				6.25%, 12/31/2049(a)	1,475	1,494
Telecommunications - 4.77%
Centaur Funding Corp 0.00%(b),(c),(d)	26,500	22,906		7.50%, 12/31/2049(a),(b)	3,000	3,248
Centaur Funding Corp 9.08%(c),(e)	100,666	116,584		7.50%, 12/31/2049(a),(b),(c)	69,040	74,736
Qwest Corp 6.13%	885,400	21,719		First Union Capital II
Qwest Corp 6.88%	258,100	6,620		7.95%, 11/15/2029	3,700	4,853
Qwest Corp 7.00%	253,178	6,428		Goldman Sachs Group Inc/The
				5.70%, 12/31/2049(a),(b)	39,795	40,989
Qwest Corp 7.00%	520,255	13,204
Qwest Corp 7.50%	473,529	12,151		HBOS Capital Funding LP
Telephone & Data Systems Inc 6.63%	217,098	5,519		6.85%, 03/29/2049(a)	7,000	7,122
Telephone & Data Systems Inc 7.00%	1,201,686	30,643		HSBC Capital Funding Dollar 1 LP
				10.18%, 12/29/2049 (a),(b),(c)	32,900	49,679
United States Cellular Corp 6.95%	77,623	1,996
Verizon Communications Inc 5.90%	942,517	24,552		HSBC Holdings PLC
				6.87%, 12/31/2049(a),(b)	39,600	42,421
		$262,322
TOTAL PREFERRED STOCKS		$1,571,665		ING Groep NV
				6.50%, 12/31/2049(a),(b)	26,000	25,577
	Principal
BONDS- 65.81%	Amount (000's)	Value(000	's)	JPMorgan Chase & Co
				5.30%, 12/31/2049(a),(b)	8,000	8,280
Banks- 37.89%				6.13%, 12/31/2049(a),(b)	22,000	23,352
Australia & New Zealand Banking Group				6.75%, 12/31/2049(a),(b)	137,707	152,511
Ltd/United Kingdom
6.75%, 12/31/2049(a),(c)	$4,000	$4,325		KeyCorp
				5.00%, 12/31/2049(a),(b)	13,800	13,662
Banco Bilbao Vizcaya Argentaria SA
9.00%, 12/31/2049(a)	27,800	29,355		KeyCorp Capital III
Bank of America Corp				7.75%, 07/15/2029	3,500	4,197
6.30%, 12/31/2049(a),(b)	18,500	20,165		Lloyds Bank PLC
				12.00%, 12/29/2049 (a),(b)	11,000	14,778
6.50%, 12/31/2049(a),(b)	50,000	54,609
				12.00%, 12/29/2049 (a),(c)	5,500	7,389
Bank of New York Mellon Corp/The
4.62%, 12/31/2049(a),(b)	17,415	16,958		Lloyds Banking Group PLC
				6.41%, 01/29/2049(a),(c)	32,174	34,748
4.95%, 12/31/2049(a),(b)	75,100	77,541
				6.66%, 01/29/2049(a),(c)	60,185	65,483
Barclays Bank PLC				7.50%, 12/31/2049(a),(b)	49,888	52,947
7.63%, 11/21/2022	8,000	8,594
7.75%, 04/10/2023(b)	24,200	25,440		M&T Bank Corp
				5.12%, 12/31/2049(a),(b)	15,500	15,422
10.18%, 06/12/2021	3,000	3,760		6.45%, 12/31/2049(a),(b)	6,615	7,177
10.18%, 06/12/2021 (c)	3,460	4,337
				Morgan Stanley
Barclays PLC				5.55%, 12/31/2049(a),(b)	10,000	10,400
6.63%, 12/31/2049(a),(b)	14,178	14,090
8.25%, 12/31/2049(a),(b)	65,658	69,680		Nordea Bank AB
				5.50%, 12/31/2049(a),(b),(c)	6,000	6,118
BNP Paribas SA				5.50%, 12/31/2049(a),(b)	1,200	1,224
7.20%, 06/29/2049(a),(c)	13,800	14,887
				6.13%, 12/31/2049(a),(b)	1,800	1,804
7.37%, 12/31/2049(a),(b),(c)	100	102
				6.13%, 12/31/2049(a),(b),(c)	32,831	32,897
7.63%, 12/31/2049(a),(b),(c)	46,600	49,210
7.63%, 12/31/2049(a),(b)	4,000	4,224		Northern Trust Corp
				4.60%, 12/31/2049(a),(b)	4,400	4,334
BPCE SA
5.70%, 10/22/2023(c)	6,000	6,341		PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(a),(b)	44,035	49,319
Citigroup Capital III
7.63%, 12/01/2036	2,700	3,212		Royal Bank of Scotland Group PLC
				4.80%, 04/05/2026	7,500	7,678
Citigroup Inc				7.50%, 12/31/2049(a),(b)	45,281	45,104
5.90%, 12/29/2049(a)	200	209
				7.64%, 03/29/2049(a),(b)	1,900	1,810
5.95%, 12/29/2049(a)	24,100	25,349
				7.65%, 08/29/2049(a),(b)	27,915	32,661
6.13%, 12/31/2049(a),(b)	47,300	50,023
				8.00%, 12/31/2049(a),(b)	9,825	9,837
6.25%, 12/31/2049(a),(b)	56,690	61,711
				8.62%, 12/29/2049(a),(b)	3,000	3,169
Citizens Financial Group Inc
5.50%, 12/31/2049(a),(b)	7,500	7,650		Skandinaviska Enskilda Banken AB
				5.75%, 12/31/2049(a),(b)	13,800	14,042
CoBank ACB
6.25%, 12/31/2049(a),(b)	12,900	13,907		Societe Generale SA
				1.75%, 12/29/2049(a),(b),(c)	5,750	5,577
				7.38%, 12/31/2049(a),(b),(c)	14,000	14,175

See accompanying notes

135

Schedule of Investments
Preferred Securities Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Insurance (continued)
Societe Generale SA (continued)			Catlin Insurance Co Ltd
7.88%, 12/31/2049(a),(b),(c)	$3,000	$2,992	7.25%, 07/29/2049(a),(c)	$47,586	$42,946
7.88%, 12/31/2049(a),(b)	15,000	14,963	Chubb Corp/The
8.00%, 12/31/2049(a),(b),(c)	16,800	17,157	6.38%, 03/29/2067(b)	6,665	6,465
8.25%, 12/31/2049(a),(b)	64,750	67,492	Dai-ichi Life Insurance Co Ltd/The
Standard Chartered PLC			7.25%, 12/29/2049(a),(c)	13,250	15,171
7.01%, 07/29/2049(a),(c)	25,300	27,324	Demeter Investments BV for Swiss Re Ltd
7.50%, 12/31/2049(a),(b),(c)	17,700	18,220	5.63%, 08/15/2052	16,800	17,306
7.75%, 12/31/2049(a),(b),(c)	11,000	11,286	Everest Reinsurance Holdings Inc
SunTrust Capital I			6.60%, 05/01/2067(b)	32,820	30,235
1.71%, 05/15/2027(b)	10,900	9,578	Glen Meadow Pass-Through Trust
Svenska Handelsbanken AB			3.16%, 02/12/2067(b),(c)	10,885	9,388
5.25%, 12/31/2049(a),(b)	42,000	42,213	Great-West Life & Annuity Insurance Capital
Swedbank AB			LP
6.00%, 12/31/2049(a)	5,200	5,364	6.63%, 11/15/2034(c)	7,000	7,596
UBS AG/Stamford CT			Great-West Life & Annuity Insurance Capital
7.63%, 08/17/2022	10,000	11,484	LP II
UBS Group AG			3.58%, 05/16/2046(b),(c)	8,750	7,788
6.87%, 12/31/2049(a),(b)	18,078	18,907	Hartford Financial Services Group Inc/The
6.88%, 12/31/2049(a),(b)	13,100	13,491	8.13%, 06/15/2068(b)	5,772	6,176
7.00%, 12/31/2049(a),(b)	12,000	12,915	Liberty Mutual Group Inc
7.13%, 12/31/2049(a)	1,757	1,846	7.00%, 03/07/2067(b),(c)	12,738	12,158
US Bancorp			7.80%, 03/07/2087(c)	61,373	70,886
5.12%, 12/31/2049(a),(b)	21,400	22,336	Liberty Mutual Insurance Co
Wells Fargo & Co			7.70%, 10/15/2097(c)	20,025	25,705
5.87%, 12/31/2049(a),(b)	47,800	51,624	Lincoln National Corp
7.98%, 12/31/2049(a),(b)	57,100	60,098	3.40%, 05/17/2066(b)	13,109	11,458
		$2,085,712	6.05%, 04/20/2067(b)	54,947	46,430
Diversified Financial Services - 1.00%			Meiji Yasuda Life Insurance Co
Charles Schwab Corp/The			5.20%, 10/20/2045(b),(c)	10,000	10,550
7.00%, 02/28/2049(a),(b)	27,158	30,926	MetLife Capital Trust IV
Depository Trust & Clearing Corp/The			7.88%, 12/15/2067(c)	19,020	23,537
4.88%, 12/31/2049(a),(b),(c)	1,850	1,908	MetLife Inc
National Rural Utilities Cooperative Finance			6.40%, 12/15/2066(b)	11,400	12,597
Corp			9.25%, 04/08/2068(b),(c)	41,075	56,992
5.25%, 04/20/2046(b)	21,300	22,297	10.75%, 08/01/2069	35,423	55,083
		$55,131	Mitsui Sumitomo Insurance Co Ltd
			7.00%, 03/15/2072(c)	10,700	12,278
Electric - 1.41%
Emera Inc			MMI Capital Trust I
6.75%, 06/15/2076(b)	33,400	36,573	7.63%, 12/15/2027	1,073	1,332
NextEra Energy Capital Holdings Inc			Nationwide Financial Services Inc
3.07%, 10/01/2066(b)	23,474	20,481	6.75%, 05/15/2087	79,015	82,571
6.65%, 06/15/2067(b)	2,000	1,771	Nippon Life Insurance Co
7.30%, 09/01/2067(b)	4,350	4,387	4.70%, 01/20/2046(b),(c)	5,000	5,166
			5.10%, 10/16/2044(b),(c)	27,300	28,827
PPL Capital Funding Inc
6.70%, 03/30/2067(b)	15,375	14,568	Provident Financing Trust I
		$77,780	7.41%, 03/15/2038	37,750	41,242
Food- 0.17%			Prudential Financial Inc
			5.63%, 06/15/2043(b)	66,965	72,108
Dairy Farmers of America Inc
7.13%, 12/31/2049(a),(c)	8,700	9,483	5.88%, 09/15/2042(b)	11,675	12,726
			8.88%, 06/15/2068(b)	800	865
Hand & Machine Tools - 0.24%			Reinsurance Group of America Inc
			3.63%, 12/15/2065(b)	26,423	24,045
Stanley Black & Decker Inc
5.75%, 12/15/2053	12,250	12,985	Sompo Japan Nipponkoa Insurance Inc
			5.33%, 03/28/2073(b),(c)	60,300	64,521
Insurance - 19.22%			Sumitomo Life Insurance Co
			6.50%, 09/20/2073(b),(c)	15,500	17,631
ACE Capital Trust II
9.70%, 04/01/2030	14,970	22,305	Voya Financial Inc
			5.65%, 05/15/2053(b)	64,126	65,569
AIG Life Holdings Inc
8.50%, 07/01/2030	30,200	38,407	XLIT Ltd
			6.50%, 12/31/2049(a),(b)	14,350	12,090
Allstate Corp/The
5.75%, 08/15/2053(b)	7,600	8,199			$1,058,123
6.50%, 05/15/2067	12,505	14,318	Mining - 0.52%
American International Group Inc			BHP Billiton Finance USA Ltd
8.18%, 05/15/2068	1,500	1,935	6.75%, 10/19/2075(b),(c)	25,042	28,623
Aon Corp
8.21%, 01/01/2027	4,500	5,783	Miscellaneous Manufacturers - 2.41%
Aviva PLC			General Electric Co
8.25%, 04/29/2049(a)	8,400	8,720	5.00%, 12/31/2049(a),(b)	125,868	132,633
AXA SA
6.38%, 12/29/2049(a),(b),(c)	27,793	30,173	Pipelines - 1.58%
8.60%, 12/15/2030	13,565	18,845	Enterprise Products Operating LLC
			7.03%, 01/15/2068(b)	55,775	57,560

See accompanying notes

136

			Schedule of Investments
Preferred Securities Fund
February 28, 2017 (unaudited)

	Principal
BONDS (continued)	Amount (000's)		Value(000's)
Pipelines (continued)
TransCanada PipeLines Ltd
6.35%, 05/15/2067(b)		$8,461	$7,995
Transcanada Trust
5.63%, 05/20/2075(b)		3,800	3,956
5.87%, 08/15/2076(b)		16,200	17,415
			$86,926
Telecommunications - 0.57%
Koninklijke KPN NV
7.00%, 03/28/2073(b),(c)		13,126	14,176
7.00%, 03/28/2073(b)		16,000	17,280
			$31,456
Transportation - 0.80%
BNSF Funding Trust I
6.61%, 12/15/2055(b)		38,509	43,893

TOTAL BONDS			$3,622,745
TOTAL PURCHASED OPTIONS - 0.12%			$6,490
Total Investments			$5,440,716
Other Assets and Liabilities - 1.16%			$63,960
TOTAL NET ASSETS - 100.00%			$5,504,676

(a)		Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)		Variable Rate. Rate shown is in effect at February 28, 2017.
(c)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,299,758 or 23.61% of net assets.
(d) Non-Income Producing Security
(e)		Affiliated Security as defined by the Investment Company Act of 1940 (the fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Financial			78.94%
Communications			5.56%
Industrial			4.17%
Utilities			3.81%
Investment Companies			3.00%
Energy			1.58%
Consumer, Non-cyclical			0.64%
Basic Materials			0.52%
Government			0.50%
Purchased Options			0.12%
Other Assets and Liabilities			1.16%
TOTAL NET ASSETS			100.00%

	August 31,	August 31,						February 28,	February 28,
Affiliated Securities	2016	2016	Purchases	Purchases		Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost		Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	102,566	$121,899	— $		—	1,900	$2,237	100,666	$120,075
		$121,899			$–		$2,237		$120,075

				Realized Gain/Loss				Realized Gain from
			Income	on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%	$	4,570	$			413			$—
	$	4,570	$			413			$—
Amounts in thousands except shares

Options

					Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2017		$159.00	03/27/2017	3,550		$508	$333		$(175)
Call - US Long Bond Future; June 2017		$154.00	03/27/2017	3,550		2,894	2,274		(620)
Put - US Long Bond Future; June 2017		$150.00	03/27/2017	3,550		3,480	3,106		(374)
Put - US Long Bond Future; June 2017		$145.00	03/27/2017	7,100		994	777		(217)

See accompanying notes

137

		Schedule of Investments
Preferred Securities Fund
February 28, 2017 (unaudited)

Options (continued)

				Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Total				$7,876		$6,490	$(1,386)

				Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2017	$157.00	03/27/2017	7,100	$(1,916	) $	(1,331)	$585
Put - US Long Bond Future; June 2017	$147.00	03/27/2017	10,650	(3,196)		(2,663)	533
Total				$(5,112	) $	(3,994)	$1,118

Amounts in thousands except contracts

See accompanying notes

138

Schedule of Investments
Real Estate Allocation Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 99.57%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 99.57%
Global Real Estate Securities Fund (a)		60,283	$542,545
Real Estate Debt Income Fund (a)		84,071	802,877
			$1,345,422
TOTAL INVESTMENT COMPANIES			$1,345,422
Total Investments			$1,345,422
Other Assets and Liabilities - 0.43%			$5,878
TOTAL NET ASSETS - 100.00%			$1,351,300

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			59.42%
International Equity Funds			40.15%
Other Assets and Liabilities			0.43%
TOTAL NET ASSETS			100.00%

August 31,		August 31,					February 28,	February 28,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Global Real Estate Securities Fund	47,961	$438,790	42,373	$381,903	30,051	$267,953	60,283	$551,466
Real Estate Debt Income Fund	47,645	463,564	52,081	500,173	15,655	152,239	84,071	810,989
		$902,354		$882,076		$420,192		$1,362,455

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Global Real Estate Securities Fund		$14,772			$(1,274)			$1,626
Real Estate Debt Income Fund		9,536			(509)			18
		$24,308			$(1,783)			$1,644

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

139

Schedule of Investments
Real Estate Debt Income Fund
February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 1.19%		Shares Held	Value(000	's)			Principal
Money Market Funds - 1.19%					BONDS (continued)		Amount (000's) Value (000's)
First American Government Obligations Fund		2,048,904	$2,049		Commercial Mortgage Backed Securities (continued)
					GS Mortgage Securities Trust 2013-GCJ14
TOTAL INVESTMENT COMPANIES			$2,049		4.76%, 08/10/2046(a),(b)		$4,750	$4,565
					GS Mortgage Securities Trust 2014-GC22
		Principal			4.65%, 06/10/2047(a)		3,225	3,266
BONDS- 98.34%		Amount (000's)	Value(000	's)
Commercial Mortgage Backed Securities - 93.60%					GS Mortgage Securities Trust 2015-GC28
Banc of America Commercial Mortgage Trust					3.14%, 02/10/2048		5,000	5,017
2008-1					GS Mortgage Securities Trust 2015-GC34
6.29%, 02/10/2051(a)		$1,800	$1,798		3.51%, 10/10/2048(a)		5,000	5,126
6.29%, 02/10/2051(a),(b)		1,000	952		4.47%, 10/10/2048		2,000	2,089
Banc of America Commercial Mortgage Trust					GS Mortgage Securities Trust 2016-GS2
2015-UB	S7				3.76%, 05/10/2049		2,500	2,535
4.37%, 09/15/2048(a)		1,080	1,149		JP Morgan Chase Commercial Mortgage
					Securities Trust 2010-C1
Banc of America Commercial Mortgage Trust					5.95%, 06/15/2043(b)		1,500	1,506
2016-UBS10
2.01%, 07/15/2049(a),(c)		9,055	1,099		JP Morgan Chase Commercial Mortgage
4.91%, 07/15/2049(a)		3,500	3,593		Securities Trust 2011-C5
					5.41%, 08/15/2046(a),(b)		1,200	1,282
Banc of America Commercial Mortgage Trust
2017-BN	K3				JP Morgan Chase Commercial Mortgage
1.15%, 02/15/2050(a),(c)		24,500	2,055		Securities Trust 2016-JP2
CD 2017-CD3 Mortgage Trust					3.46%, 08/15/2049		1,000	991
1.05%, 02/10/2050(a),(c)		29,000	2,325		JPMBB Commercial Mortgage Securities
4.56%, 02/10/2050(a)		3,000	3,131		Trust 2013-C12
					4.09%, 07/15/2045(a)		460	411
CFCRE Commercial Mortgage Trust 2011-
C2					JPMBB Commercial Mortgage Securities
1.31%, 12/15/2047(a),(b),(c)		8,202	346		Trust 2013-C15
					5.05%, 11/15/2045(a),(b)		2,500	2,381
Citigroup Commercial Mortgage Trust 2013-
GC15					JPMBB Commercial Mortgage Securities
5.11%, 09/10/2046(a),(b)		2,010	1,903		Trust 2014-C21
					1.09%, 08/15/2047(a),(c)		25,507	1,499
Citigroup Commercial Mortgage Trust 2015-
GC27					JPMBB Commercial Mortgage Securities
3.14%, 02/10/2048(a)		2,000	2,000		Trust 2014-C24
					3.93%, 11/15/2047(a),(b)		1,000	779

Citigroup Commercial Mortgage Trust 2016-					4.12%, 11/15/2047(a)		2,500	2,591
C1
1.94%, 05/10/2049(a),(c)		28,810	3,716		JPMDB Commercial Mortgage Securities
3.51%, 05/10/2049		2,500	2,488		Trust 2016-C4
					3.10%, 12/15/2049(a)		4,250	3,897
4.12%, 05/10/2049		2,500	2,524
					LB Commercial Mortgage Trust 2007-C3
Citigroup Commercial Mortgage Trust 2016-					5.97%, 07/15/2044(a)		2,000	1,972
GC36
3.62%, 02/10/2049		5,000	5,150		Morgan Stanley Bank of America Merrill
					Lynch Trust 2013-C13
COMM 2006-C8 Mortgage Trust					4.89%, 11/15/2046(a)		4,000	4,199
5.38%, 12/10/2046		1,527	1,526
COMM 2012-CCRE4 Mortgage Trust					Morgan Stanley Bank of America Merrill
3.25%, 10/15/2045		3,000	3,050		Lynch Trust 2013-C9
					4.15%, 05/15/2046(a),(b)		3,000	2,768
COMM 2013-CCRE11 Mortgage Trust
1.15%, 10/10/2046(a),(c)		25,939	1,378		Morgan Stanley Bank of America Merrill
COMM 2013-CCRE6 Mortgage Trust					Lynch Trust 2014-C14
1.46%, 03/10/2046(a),(c)		14,686	535		1.25%, 02/15/2047(a),(c)		23,837	1,129
COMM 2014-CCRE17 Mortgage Trust					Morgan Stanley Bank of America Merrill
4.80%, 05/10/2047(a),(b)		1,000	908		Lynch Trust 2014-C15
					4.89%, 04/15/2047(a)		1,000	1,043
Comm 2014-UBS2 Mortgage Trust
4.20%, 03/10/2047		1,000	1,050		Morgan Stanley Bank of America Merrill
COMM 2014-UBS3 Mortgage Trust					Lynch Trust 2015-C20
4.78%, 06/10/2047(a)		1,000	970		4.16%, 02/15/2048(a)		1,000	1,011
COMM 2015-LC19 Mortgage Trust					Morgan Stanley Bank of America Merrill
2.87%, 02/10/2048(a),(b)		1,000	781		Lynch Trust 2015-C25
					1.14%, 10/15/2048(a),(c)		29,782	2,151
COMM 2015-LC23 Mortgage Trust
4.65%, 10/10/2048(a)		1,000	986		Morgan Stanley Bank of America Merrill
COMM 2016-DC2 Mortgage Trust					Lynch Trust 2015-C26
3.77%, 02/10/2049		6,000	6,230		3.53%, 10/15/2048		1,000	1,030
Commercial Mortgage Trust 2007-GG9					Morgan Stanley Bank of America Merrill
5.51%, 03/10/2039		3,000	2,907		Lynch Trust 2016-C28
Credit Suisse Commercial Mortgage Trust					3.95%, 01/15/2049		6,000	6,211
Series 2007-C1					Morgan Stanley Capital I Trust 2016-UBS12
					4.15%, 12/15/2049(a)		2,000	1,897
5.42%, 02/15/2040		2,217	2,214
Freddie Mac Multifamily Structured Pass					Morgan Stanley Capital I Trust 2016-UBS9
Through Certificates					4.70%, 03/15/2049		500	494
1.14%, 01/25/2021(a),(c)		20,003	749		UBS-Barclays Commercial Mortgage Trust
3.01%, 07/25/2025		6,500	6,603		2012	-C4
3.28%, 06/25/2025(a)		10,000	10,366		1.75%, 12/10/2045(a),(b),(c)		9,296	668
					4.50%, 12/10/2045(a),(b)		1,000	963
GS Mortgage Securities Trust 2010-C1
1.42%, 08/10/2043(a),(b),(c)		25,322	1,002		UBS-Barclays Commercial Mortgage Trust
GS Mortgage Securities Trust 2011-GC3					2013	-C5
0.68%, 03/10/2044(a),(b),(c)		24,108	537		4.08%, 03/10/2046(a),(b)		2,280	2,232
See accompanying notes					140

			Schedule of Investments
			Real Estate Debt Income Fund
			February 28, 2017 (unaudited)

		Principal
BONDS (continued)		Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29
5.37%, 11/15/2048		$728	$733
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30
5.41%, 12/15/2043(a)		4,000	4,034
Wells Fargo Commercial Mortgage Trust
2015	-C31
3.70%, 11/15/2048		2,000	2,074
Wells Fargo Commercial Mortgage Trust
2015-NX	S1
4.10%, 05/15/2048(a)		3,180	2,688
Wells Fargo Commercial Mortgage Trust
2016	-C34
2.19%, 06/15/2049(a),(c)		7,952	1,053
Wells Fargo Commercial Mortgage Trust
2016-NX	S5
4.85%, 01/15/2059(a)		1,750	1,866
WFRBS Commercial Mortgage Trust 2013-
C11
1.36%, 03/15/2045(a),(b),(c)		25,955	1,288
WFRBS Commercial Mortgage Trust 2013-
C12
1.38%, 03/15/2048(a),(b),(c)		37,889	2,066
WFRBS Commercial Mortgage Trust 2013-
C17
1.51%, 12/15/2046(a),(c)		34,408	1,899
WFRBS Commercial Mortgage Trust 2014-
C20
3.99%, 05/15/2047(a),(b)		2,500	1,886
			$161,311
Real Estate - 1.50%
Prologis LP
3.35%, 02/01/2021		2,500	2,577

REITS- 3.24%
HCP Inc
2.63%, 02/01/2020		2,500	2,516
Hospitality Properties Trust
5.00%, 08/15/2022		1,000	1,062
Select Income REIT
3.60%, 02/01/2020		2,000	2,012
			$5,590
TOTAL BONDS			$169,478
Total Investments			$171,527
Other Assets and Liabilities - 0.47%			$817
TOTAL NET ASSETS - 100.00%			$172,344

(a)	Variable Rate. Rate shown is in effect at February 28, 2017.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,813 or 16.72% of net assets.
(c)	Security is an Interest Only Strip

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	93.60%
Financial	4.74%
Investment Companies	1.19%
Other Assets and Liabilities	0.47%
TOTAL NET ASSETS	100.00%

See accompanying notes

141

     Schedule of Investments Small-MidCap Dividend Income Fund February 28, 2017 (unaudited)

COMMON STOCKS - 97.16%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 0.98%				Healthcare - Products (continued)
Harris Corp	274,550	$30,173		Teleflex Inc	250,798	$47,947
						$108,196
Airlines - 1.08%				Housewares - 0.77%
Alaska Air Group Inc	339,262	33,187		Tupperware Brands Corp	393,947	23,790

Automobile Manufacturers - 2.06%				Insurance - 5.18%
New Flyer Industries Inc	1,913,338	63,370		AmTrust Financial Services Inc	2,977,088	68,473
				Arthur J Gallagher & Co	521,264	29,686
Automobile Parts & Equipment - 1.10%				Beazley PLC	1,800,034	9,688
Autoliv Inc	325,241	34,053		Validus Holdings Ltd	899,536	51,867
						$159,714
Banks - 9.82%				Investment Companies - 3.08%
Bank of the Ozarks Inc	1,366,277	74,776		Ares Capital Corp	3,038,383	53,931
BOK Financial Corp	362,186	29,866		Oaktree Capital Group LLC	917,146	40,997
Cullen/Frost Bankers Inc	638,928	59,082				$94,928
East West Bancorp Inc	751,041	40,646		Machinery - Diversified - 3.35%
PacWest Bancorp	1,243,433	68,513		Applied Industrial Technologies Inc	240,888	15,188
Washington Trust Bancorp Inc	554,964	30,079		Flowserve Corp	514,801	23,913
		$302,962		IDEX Corp	295,352	27,228
Chemicals - 3.47%				Nordson Corp	307,797	36,948
Albemarle Corp	418,652	42,497				$103,277
Huntsman Corp	1,748,308	39,512		Media - 2.78%
RPM International Inc	468,809	24,983		Sinclair Broadcast Group Inc	2,144,710	85,574
		$106,992
Coal - 0.85%				Miscellaneous Manufacturers - 1.83%
Alliance Resource Partners LP	1,140,430	26,059		Crane Co	573,532	41,461
				Donaldson Co Inc	351,206	15,084
Commercial Services - 2.55%						$56,545
KAR Auction Services Inc	694,546	31,130		Oil & Gas - 3.12%
Travelport Worldwide Ltd	3,739,687	47,494		HollyFrontier Corp	1,738,818	50,912
		$78,624		Vermilion Energy Inc	1,193,743	45,397
Computers - 1.29%						$96,309
Leidos Holdings Inc	744,698	39,692		Packaging & Containers - 1.05%
				Packaging Corp of America	350,087	32,359
Consumer Products - 1.83%
Avery Dennison Corp	699,690	56,472		Pipelines - 3.23%
				EnLink Midstream Partners LP	3,218,430	60,249
Diversified Financial Services - 3.51%				Targa Resources Corp	699,096	39,499
BGC Partners Inc	3,549,165	40,034				$99,748
FNF Group	1,780,901	68,262		Private Equity - 0.69%
		$108,296		Hercules Capital Inc	1,436,324	21,272
Electric - 5.05%
ALLETE Inc	577,114	38,788		REITS - 15.55%
Alliant Energy Corp	1,049,745	41,444		Agree Realty Corp	393,678	19,538
Fortis Inc/Canada	474,765	15,088		Alexandria Real Estate Equities Inc	249,246	29,738
Great Plains Energy Inc	1,347,652	39,162		Colony NorthStar Inc	4,502,155	66,092
PNM Resources Inc	583,139	21,168		EastGroup Properties Inc	372,036	27,657
		$155,650		EPR Properties	744,129	57,268
Electrical Components & Equipment - 1.78%				Gramercy Property Trust	2,069,583	57,866
Hubbell Inc	188,891	22,406		LaSalle Hotel Properties	1,134,049	32,774
Littelfuse Inc	201,706	32,566		Medical Properties Trust Inc	5,479,974	73,541
		$54,972		Omega Healthcare Investors Inc	2,253,202	73,544
Electronics - 2.33%				Pebblebrook Hotel Trust	1,441,520	41,444
Avnet Inc	964,235	44,432				$479,462
Garmin Ltd	528,753	27,289		Retail - 1.23%
		$71,721		Nordstrom Inc	814,032	37,983
Environmental Control - 1.19%
MSA Safety Inc	508,277	36,723		Semiconductors - 0.71%
				Maxim Integrated Products Inc	494,049	21,886
Food - 2.67%
B&G Foods Inc	1,283,211	54,537		Software - 2.76%
Ingredion Inc	228,633	27,639		Broadridge Financial Solutions Inc	387,325	26,853
		$82,176		j2 Global Inc	717,312	58,404
Gas - 0.96%						$85,257
Vectren Corp	525,414	29,607		Supranational Bank - 1.48%
				Banco Latinoamericano de Comercio Exterior	1,626,645	45,757
Hand & Machine Tools - 2.11%				SA (a)
Lincoln Electric Holdings Inc	267,999	22,568
Snap-on Inc	249,799	42,384		Telecommunications - 0.42%
		$64,952		Consolidated Communications Holdings Inc	577,839	13,030
Healthcare - Products - 3.51%
STERIS PLC	859,099	60,249

See accompanying notes

142

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Toys, Games & Hobbies - 1.79%
Hasbro Inc	570,852	$55,298

TOTAL COMMON STOCKS	$2,996,066
INVESTMENT COMPANIES - 2.18%	Shares Held	Value(000	's)
Money Market Funds - 2.18%
Goldman Sachs Financial Square Funds -	67,127,531	67,127
Government Fund

TOTAL INVESTMENT COMPANIES	$67,127
Total Investments	$3,063,193
Other Assets and Liabilities - 0.66%	$20,446
TOTAL NET ASSETS - 100.00%	$3,083,639

(a) Affiliated Security as defined by the Investment Company Act of 1940 (the fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector	Percent
Financial	37.83%
Industrial	14.62%
Consumer, Non-cyclical	10.56%
Consumer, Cyclical	8.03%
Energy	7.20%
Utilities	6.01%
Technology	4.76%
Basic Materials	3.47%
Communications	3.20%
Investment Companies	2.18%
Government	1.48%
Other Assets and Liabilities	0.66%
TOTAL NET ASSETS	100.00%

August 31,	August 31,	February 28,	February 28,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Banco Latinoamericano de Comercio	1,446,712	$42,405	179,933	$5,015	—	$—	1,626,645	$47,420
Exterior SA
$42,405	$5,015	$–	$47,420

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Banco Latinoamericano de Comercio
Exterior SA	$	1,207	$—	$	—
$	1,207	$—	$	—
Amounts in thousands except shares

See accompanying notes

143

Glossary to the Schedule of Investments
February 28, 2017 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CLP CNY COP CZK DKK EGP EUR GBP HKD HUF IDR ILS INR JPY KRW KZT MXN NOK NZD PEN PHP PLN RUB SEK SGD TRY TWD USD/$ ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Egyptian Pound

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Kazakhstani Tenge

Mexican Peso

Norwegian Krone

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Russian Rouble

Swedish Krona

Singapore Dollar

Turkish Lira

New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

144

(This page intentionally left blank)

145

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BLUE CHIP FUND
Class A shares
2017	(c)	$16.85	$0.03	$1.25	$1.28	$–	($0.09)	($0.09)	$18.04
2016		15.52	(0.04)	1.69	1.65	(0.01)	(0.31)	(0.32)	16.85
2015		15.07	(0.01)	0.86	0.85	(0.02)	(0.38)	(0.40)	15.52
2014	(g)	12.93	0.03	2.14	2.17	(0.03)	–	(0.03)	15.07
Class C shares
2017	(c)	16.52	(0.04)	1.22	1.18	–	(0.09)	(0.09)	17.61
2016		15.33	(0.16)	1.66	1.50	–	(0.31)	(0.31)	16.52
2015		14.97	(0.12)	0.86	0.74	–	(0.38)	(0.38)	15.33
2014	(g)	12.93	(0.07)	2.13	2.06	(0.02)	–	(0.02)	14.97
Class P shares
2017	(c)	16.97	0.05	1.28	1.33	(0.06)	(0.09)	(0.15)	18.15
2016		15.62	0.02	1.70	1.72	(0.06)	(0.31)	(0.37)	16.97
2015		15.13	0.08	0.85	0.93	(0.06)	(0.38)	(0.44)	15.62
2014	(g)	12.93	0.10	2.14	2.24	(0.04)	–	(0.04)	15.13
DIVERSIFIED REAL ASSET FUND
Class A shares
2017	(c)	11.07	0.06	0.29	0.35	(0.26)	–	(0.26)	11.16
2016		11.22	0.17	(0.27)	(0.10)	(0.05)	–	(0.05)	11.07
2015		13.18	0.13	(1.88)	(1.75)	(0.08)	(0.13)	(0.21)	11.22
2014		11.72	0.16	1.45	1.61	(0.04)	(0.11)	(0.15)	13.18
2013		11.91	0.15	0.07	0.22	(0.11)	(0.30)	(0.41)	11.72
2012		11.82	0.10	0.30	0.40	(0.03)	(0.28)	(0.31)	11.91
Class C shares
2017	(c)	10.80	0.02	0.29	0.31	(0.14)	–	(0.14)	10.97
2016		10.98	0.09	(0.27)	(0.18)	–	–	–	10.80
2015		12.91	0.04	(1.84)	(1.80)	–	(0.13)	(0.13)	10.98
2014		11.55	0.07	1.42	1.49	(0.02)	(0.11)	(0.13)	12.91
2013		11.75	0.06	0.07	0.13	(0.03)	(0.30)	(0.33)	11.55
2012		11.72	0.01	0.30	0.31	–	(0.28)	(0.28)	11.75
Class P shares
2017	(c)	11.05	0.08	0.29	0.37	(0.26)	–	(0.26)	11.16
2016		11.21	0.19	(0.26)	(0.07)	(0.09)	–	(0.09)	11.05
2015		13.16	0.16	(1.87)	(1.71)	(0.11)	(0.13)	(0.24)	11.21
2014		11.78	0.20	1.44	1.64	(0.15)	(0.11)	(0.26)	13.16
2013		11.96	0.18	0.07	0.25	(0.13)	(0.30)	(0.43)	11.78
2012		11.85	0.12	0.31	0.43	(0.04)	(0.28)	(0.32)	11.96

See accompanying notes.

146

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

7.65	%(d)	$48,971	1.18	%(e)	1.18%(e),(f)		0.33	%(e)	30.9	%(e)
10.77		36,575	1.28		1.28	(f)	(0.26)		36.4
5.78		20,629	1.35		1.39	(f)	(0.04)		26.2
16.83	(d)	8,637	1.35	(e)	1.95 (e)	,(f)	0.25	(e)	34.4	(e)

7.19	(d)	29,900	1.96	(e)	1.96 (e)	,(f)	(0.47	) (e)	30.9	(e)
9.93		21,705	2.08		2.08	(f)	(1.06)		36.4
5.04		11,985	2.10		2.33	(f)	(0.77)		26.2
15.99	(d)	3,321	2.10	(e)	4.22 (e)	,(f)	(0.51	) (e)	34.4	(e)

7.88	(d)	26,364	0.83	(e)	0.83 (e)	,(f)	0.62	(e)	30.9	(e)
11.21		17,494	0.87		0.87	(f)	0.15		36.4
6.25		6,905	0.89		1.41	(f)	0.53		26.2
17.36	(d)	2,176	0.90	(e)	3.24 (e)	,(f)	0.75	(e)	34.4	(e)

3.21	(d)	111,717	1.25	(e)	1.47 (e)	,(f)	1.17	(e)	78.1	(e)
(0.85)		210,864	1.25		1.28	(f)	1.59		77.6
(13.33)		109,677	1.25		1.25	(f)	1.06		66.4
13.91		127,019	1.25		1.27	(f)	1.31		67.3
1.89		281,607	1.25		1.47	(f)	1.25		78.7
3.53		246,133	1.25		1.44	(f)	0.86		107.3

2.83 (d)	,(h)	27,867	2.00	(e)	2.14 (e)	,(f)	0.41	(e)	78.1	(e)
(1.55	) (h)	31,350	2.00		2.12	(f)	0.86		77.6
(13.98)		45,514	2.00		2.04	(f)	0.30		66.4
13.07		55,741	2.00		2.04	(f)	0.57		67.3
1.10		49,372	2.00		2.04	(f)	0.51		78.7
2.80		42,133	2.00		2.13	(f)	0.07		107.3

3.41	(d)	168,382	1.00	(e)	1.08 (e)	,(f)	1.43	(e)	78.1	(e)
(0.60)		149,921	1.01		1.14	(f)	1.78		77.6
(13.08)		396,768	1.01		1.06	(f)	1.36		66.4
14.20		314,063	1.02		1.13	(f)	1.59		67.3
2.14		60,294	0.99		0.99	(f)	1.51		78.7
3.78		39,474	1.04		1.13	(f)	1.05		107.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

147

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DYNAMIC HIGH YIELD EXPLORER FUND
Class A shares
2017	(c)	$9.14	$0.22	$0.23	$0.45	($0.22)	$–	($0.22)	$9.37
2016		9.39	0.44	(0.21)	0.23	(0.48)	–	(0.48)	9.14
2015	(h)	10.00	0.40	(0.61)	(0.21)	(0.40)	–	(0.40)	9.39
GLOBAL MULTI-STRATEGY FUND
Class A shares
2017	(c)	10.77	0.03	0.25	0.28	–	–	–	11.05
2016		10.91	0.01	0.14	0.15	(0.06)	(0.23)	(0.29)	10.77
2015		11.04	(0.06)	0.16	0.10	(0.06)	(0.17)	(0.23)	10.91
2014		10.47	(0.04)	0.70	0.66	(0.01)	(0.08)	(0.09)	11.04
2013		10.32	–	0.29	0.29	–	(0.14)	(0.14)	10.47
2012	(j)	10.00	(0.04)	0.36	0.32	–	–	–	10.32
Class C shares
2017	(c)	10.56	(0.02)	0.25	0.23	–	–	–	10.79
2016		10.73	(0.07)	0.13	0.06	–	(0.23)	(0.23)	10.56
2015		10.90	(0.15)	0.15	–	–	(0.17)	(0.17)	10.73
2014		10.40	(0.12)	0.70	0.58	–	(0.08)	(0.08)	10.90
2013		10.33	(0.08)	0.29	0.21	–	(0.14)	(0.14)	10.40
2012	(k)	10.18	(0.02)	0.17	0.15	–	–	–	10.33
Class P shares
2017	(c)	10.82	0.04	0.24	0.28	–	–	–	11.10
2016		10.95	0.04	0.14	0.18	(0.08)	(0.23)	(0.31)	10.82
2015		11.09	(0.04)	0.16	0.12	(0.09)	(0.17)	(0.26)	10.95
2014		10.51	(0.01)	0.70	0.69	(0.03)	(0.08)	(0.11)	11.09
2013		10.34	0.02	0.29	0.31	–	(0.14)	(0.14)	10.51
2012	(j)	10.00	(0.02)	0.36	0.34	–	–	–	10.34

See accompanying notes.

148

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

Ratio of Expenses to
Average Net Assets
(Excluding
Dividends and
Interest Expense on
			Ratio of		Short Sales, Short				Ratio of Net
			Expenses to		Sale Fees and		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Reverse Repurchase		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Agreement Expense)		Net Assets		Assets		Turnover Rate

5.08%(d),(e)		$7,620	1.10	%(f)	N/A		1.67%(f),(g)		4.77	%(f)	93.1	%(f)
2.51	(e)	7,267	1.10		N/A		1.67	(g)	4.88		112.8
(2.00) (d),(e)		7,752	1.10	(f)	N/A		1.69 (f)	,(g)	4.24	(f)	94.0	(f)

2.60	(d)	115,713	2.62	(f)	1.93% (f),(i)		2.63 (f)	,(g)	0.50	(f)	336.1	(f)
1.41		145,370	2.41		1.94	(i)	2.41	(g)	0.11		233.9
0.93		183,527	2.39		1.95	(i)	2.39	(g)	(0.55)		142.5
6.37		93,900	2.54		2.00	(i)	2.57	(g)	(0.36)		166.4
2.85		100,180	2.61		2.00	(i)	2.74	(g)	(0.07)		135.6
3.20	(d)	8,465	2.70	(f)	2.00 (f)	,(i)	3.62 (f)	,(g)	(0.45	) (f)	196.0	(f)

2.18	(d)	52,618	3.44	(f)	2.75 (f)	,(i)	3.45 (f)	,(g)	(0.31	) (f)	336.1	(f)
0.61		56,557	3.22		2.75	(i)	3.24	(g)	(0.68)		233.9
0.05		60,317	3.19		2.75	(i)	3.21	(g)	(1.37)		142.5
5.64		42,783	3.29		2.75	(i)	3.38	(g)	(1.11)		166.4
2.07		21,035	3.36		2.75	(i)	3.65	(g)	(0.82)		135.6
1.47	(d)	1,529	3.30	(f)	2.75 (f)	,(i)	30.56 (f)	,(g)	(0.83	) (f)	196.0	(f)

2.62	(d)	310,690	2.38	(f)	1.69 (f)	,(i)	2.40 (f)	,(g)	0.76	(f)	336.1	(f)
1.74		286,895	2.18		1.71	(i)	2.18	(g)	0.37		233.9
1.15		282,957	2.16		1.72	(i)	2.16	(g)	(0.33)		142.5
6.62		211,335	2.30		1.76	(i)	2.30	(g)	(0.12)		166.4
3.04		66,419	2.40		1.79	(i)	2.49	(g)	0.08		135.6
3.40	(d)	707	2.50	(f)	1.80 (f)	,(i)	12.80 (f)	,(g)	(0.19	) (f)	196.0	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from September 10, 2014, date shares first offered, through August 31, 2015.
(i)	Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(j)	Period from October 24, 2011, date shares first offered, through August 31, 2012.
(k)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

See accompanying notes.

149

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL OPPORTUNITIES EQUITY HEDGED FUND
Class A shares
2017	(c)	$9.12	$0.02	$0.04	$0.06	($0.10)	$–	($0.10)	$9.08
2016	(h)	10.00	0.07	(0.94)	(0.87)	(0.01)	–	(0.01)	9.12
Class P shares
2017	(c)	9.14	0.03	0.04	0.07	(0.10)	–	(0.10)	9.11
2016	(h)	10.00	0.09	(0.94)	(0.85)	(0.01)	–	(0.01)	9.14
GLOBAL OPPORTUNITIES FUND
Class A shares
2017	(c)	11.45	0.03	0.51	0.54	(0.12)	–	(0.12)	11.87
2016		11.36	0.10	0.18	0.28	(0.09)	(0.10)	(0.19)	11.45
2015		13.20	0.10	(0.67)	(0.57)	(0.06)	(1.21)	(1.27)	11.36
2014	(i)	11.45	0.07	1.74	1.81	(0.06)	–	(0.06)	13.20
Class C shares
2017	(c)	11.34	(0.02)	0.51	0.49	(0.02)	–	(0.02)	11.81
2016		11.25	0.02	0.18	0.20	(0.01)	(0.10)	(0.11)	11.34
2015		13.12	–	(0.66)	(0.66)	–	(1.21)	(1.21)	11.25
2014	(i)	11.45	(0.01)	1.74	1.73	(0.06)	–	(0.06)	13.12
Class P shares
2017	(c)	11.53	0.06	0.52	0.58	(0.15)	–	(0.15)	11.96
2016		11.42	0.12	0.22	0.34	(0.13)	(0.10)	(0.23)	11.53
2015		13.25	0.17	(0.67)	(0.50)	(0.12)	(1.21)	(1.33)	11.42
2014	(i)	11.45	0.11	1.76	1.87	(0.07)	–	(0.07)	13.25
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2017	(c)	9.80	–	0.55	0.55	(0.01)	–	(0.01)	10.34
2016		9.59	0.06	0.27	0.33	(0.12)	–	(0.12)	9.80
2015		9.86	0.06	(0.28)	(0.22)	(0.05)	–	(0.05)	9.59
2014	(j)	10.00	(0.01)	(0.13)	(0.14)	–	–	–	9.86
Class P shares
2017	(c)	9.80	0.02	0.55	0.57	(0.03)	–	(0.03)	10.34
2016		9.63	0.09	0.20	0.29	(0.12)	–	(0.12)	9.80
2015		9.87	0.09	(0.28)	(0.19)	(0.05)	–	(0.05)	9.63
2014	(j)	10.00	–	(0.13)	(0.13)	–	–	–	9.87

See accompanying notes.

150

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

0.61%(d),(e)		$2,438	1.55	%(f)	3.60%(f),(g)		0.35	%(f)	126.3	%(f)
(8.68)	(d)	2,345	1.55	(f)	3.55 (f)	,(g)	0.80	(f)	172.1	(f)

0.83	(d)	2,277	1.30	(f)	3.00 (f)	,(g)	0.61	(f)	126.3	(f)
(8.48	) (d)	2,285	1.30	(f)	2.93 (f)	,(g)	1.05	(f)	172.1	(f)

4.80	(d)	4,601	1.50	(f)	1.98 (f)	,(g)	0.45	(f)	121.9	(f)
2.50		4,940	1.50		1.92	(g)	0.90		145.3
(4.36)		4,054	1.50		2.16	(g)	0.82		138.7
15.86	(d)	2,540	1.50	(f)	3.95 (f)	,(g)	0.61	(f)	128.4	(f)

4.35	(d)	1,583	2.25	(f)	3.96 (f)	,(g)	(0.30	) (f)	121.9	(f)
1.79		1,595	2.25		3.49	(g)	0.16		145.3
(5.11)		1,552	2.25		3.51	(g)	(0.01)		138.7
15.14	(d)	2,039	2.25	(f)	4.62 (f)	,(g)	(0.09	) (f)	128.4	(f)

5.06	(d)	73	1.03	(f)	16.84 (f)	,(g)	1.02	(f)	121.9	(f)
2.97		164	1.03		4.50	(g)	1.01		145.3
(3.83)		801	1.03		3.55	(g)	1.44		138.7
16.34	(d)	12	1.03	(f)	284.81 (f)	,(g)	0.93	(f)	128.4	(f)

5.60	(d)	1,745	1.60	(f)	3.09 (f)	,(g)	0.03	(f)	50.6	(f)
3.47		2,026	1.60		2.48	(g)	0.61		49.9
(2.23)		5,469	1.60		2.70	(g)	0.63		62.8
(1.40	) (d)	4,054	1.60	(f)	6.49 (f)	,(g)	(0.25	) (f)	49.2	(f)

5.83	(d)	166	1.25	(f)	11.29 (f)	,(g)	0.42	(f)	50.6	(f)
3.04	(k)	157	1.25		2.21	(g)	0.99		49.9
(1.92)		4,319	1.25		2.35	(g)	0.95		62.8
(1.30	) (d)	3,454	1.25	(f)	6.33 (f)	,(g)	0.10	(f)	49.2	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from September 22, 2015, date shares first offered, through August 31, 2016.
(i)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(j)	Period from June 11, 2014, date shares first offered, through August 31, 2014.
(k)	During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are less than those that would have been experienced without the withdrawal.

See accompanying notes.

151

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MULTI-MANAGER EQUITY LONG/SHORT FUND
Class A shares
2017	(c)	$9.97	($0.07)	$0.48	$0.41	($0.05)	($0.03)	($0.08)	$10.30
2016	(h)	10.00	(0.05)	0.02	(0.03)	–	–	–	9.97
Class P shares
2017	(c)	9.98	(0.06)	0.49	0.43	(0.05)	(0.03)	(0.08)	10.33
2016	(h)	10.00	(0.05)	0.03	(0.02)	–	–	–	9.98
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2017	(c)	11.03	0.19	(0.81)	(0.62)	(0.18)	–	(0.18)	10.23
2016		10.20	0.38	0.82	1.20	(0.37)	–	(0.37)	11.03
2015		10.09	0.42	0.10	0.52	(0.41)	–	(0.41)	10.20
2014		9.12	0.44	0.96	1.40	(0.43)	–	(0.43)	10.09
2013		10.29	0.43	(1.16)	(0.73)	(0.41)	(0.03)	(0.44)	9.12
2012	(j)	10.00	0.08	0.28	0.36	(0.07)	–	(0.07)	10.29
Class C shares
2017	(c)	11.03	0.15	(0.82)	(0.67)	(0.14)	–	(0.14)	10.22
2016		10.20	0.30	0.82	1.12	(0.29)	–	(0.29)	11.03
2015		10.09	0.34	0.10	0.44	(0.33)	–	(0.33)	10.20
2014		9.12	0.37	0.96	1.33	(0.36)	–	(0.36)	10.09
2013		10.29	0.36	(1.17)	(0.81)	(0.33)	(0.03)	(0.36)	9.12
2012	(j)	10.00	0.07	0.28	0.35	(0.06)	–	(0.06)	10.29
Class P shares
2017	(c)	11.05	0.21	(0.82)	(0.61)	(0.20)	–	(0.20)	10.24
2016		10.21	0.40	0.84	1.24	(0.40)	–	(0.40)	11.05
2015		10.09	0.42	0.13	0.55	(0.43)	–	(0.43)	10.21
2014	(l)	9.22	0.29	0.88	1.17	(0.30)	–	(0.30)	10.09
ORIGIN EMERGING MARKETS FUND
Class A shares
2017	(c)	9.07	(0.04)	0.24	0.20	(0.03)	–	(0.03)	9.24
2016		8.55	0.04	0.56	0.60	(0.08)	–	(0.08)	9.07
2015	(m)	10.00	(0.03)	(1.42)	(1.45)	–	–	–	8.55
Class P shares
2017	(c)	8.97	(0.03)	0.24	0.21	(0.06)	–	(0.06)	9.12
2016	(o)	8.08	0.07	0.82	0.89	–	–	–	8.97

See accompanying notes.

152

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding
			Ratio of		Dividends and	Ratio of Expenses to				Ratio of Net
		Net Assets, End of	Expenses to		Interest Expense on	Average Net Assets		Ratio of Gross		Investment Income
		Period (in	Average Net		Short Sales and	(Excluding Interest		Expenses to Average		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Short Sale Fees)	Expense and Fees)		Net Assets		Assets		Turnover Rate

4.08%	(d)	$112	2.98%	(e)	1.99%(e),(f)	N/A		39.67%(e),(g)		(1.44)%	(e)	302.1%	(e)
(0.30	) (d)	55	2.80	(e)	2.02 (e),(f)	N/A		219.49 (e)	,(g)	(1.24	) (e)	412.4	(e)

4.27	(d)	10	2.76	(e)	1.77 (e),(f)	N/A		197.62 (e)	,(g)	(1.26	) (e)	302.1	(e)
(0.20	) (d)	10	2.57	(e)	1.79 (e),(f)	N/A		494.87 (e)	,(g)	(1.11	) (e)	412.4	(e)

(5.60)	(d)	39,712	0.96	(e)	N/A	0.90% (e),(i)		0.96 (e)	,(g)	3.72	(e)	61.4	(e)
11.94		49,208	0.95		N/A	0.90	(i)	0.97	(g)	3.52		53.5
5.17		22,568	0.96		N/A	0.90	(i)	1.10	(g)	4.06		54.9
15.71		16,305	1.01		N/A	0.90	(i)	1.21	(g)	4.57		78.4
(7.53)		13,962	1.03		N/A	0.90	(i)	1.21	(g)	4.21		103.4
3.62	(d)	7,860	1.13	(e)	N/A	0.90 (e)	,(i)	3.23 (e)	,(g)	3.78	(e)	93.8	(e)

(5.96) (d),(k)		15,601	1.71	(e)	N/A	1.65 (e)	,(i)	1.80 (e)	,(g)	2.99	(e)	61.4	(e)
11.01	(k)	16,455	1.70		N/A	1.65	(i)	1.82	(g)	2.79		53.5
4.39		9,869	1.71		N/A	1.65	(i)	1.96	(g)	3.32		54.9
14.86		9,101	1.76		N/A	1.65	(i)	2.08	(g)	3.83		78.4
(8.22)		7,835	1.78		N/A	1.65	(i)	2.03	(g)	3.47		103.4
3.48	(d)	7,745	1.88	(e)	N/A	1.65 (e)	,(i)	3.93 (e)	,(g)	3.03	(e)	93.8	(e)

(5.54)	(d)	57,322	0.66	(e)	N/A	0.60 (e)	,(i)	0.66 (e)	,(g)	4.02	(e)	61.4	(e)
12.35		71,035	0.67		N/A	0.62	(i)	0.67	(g)	3.77		53.5
5.48		16,303	0.76		N/A	0.70	(i)	1.05	(g)	4.10		54.9
12.81	(d)	147	0.81	(e)	N/A	0.70 (e)	,(i)	61.41 (e)	,(g)	4.32	(e)	78.4	(e)

2.25	(d)	467	1.75	(e)	N/A	N/A		8.25 (e)	,(g)	(0.96)	(e)	72.8	(e)
7.03		401	1.75		N/A	N/A		9.54	(g)	0.47		69.0
(14.50) (d),(n)		210	1.75	(e)	N/A	N/A		8.96 (e)	,(g)	(0.50)	(e)	86.6	(e)

2.44	(d)	11	1.40	(e)	N/A	N/A		175.18 (e)	,(g)	(0.60)	(e)	72.8	(e)
11.01	(d)	11	1.39	(e)	N/A	N/A		423.63 (e)	,(g)	1.95	(e)	69.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from March 31, 2016, date shares first offered, through August 31, 2016.
(i)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(j)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(k)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(l)	Period from December 30, 2013, date shares first offered, through August 31, 2014.

(m)Period from January 23, 2015, date shares first offered, through August 31, 2015.

(n)	During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(o)	Period from March 29, 2016, date shares first offered, through August 31, 2016.

See accompanying notes.

153

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PREFERRED SECURITIES FUND
Class A shares
2017	(c)	$10.36	$0.25	($0.06)	$0.19	($0.23)	($0.09)	($0.32)	$10.23
2016		10.24	0.49	0.19	0.68	(0.47)	(0.09)	(0.56)	10.36
2015		10.56	0.50	(0.13)	0.37	(0.51)	(0.18)	(0.69)	10.24
2014		10.17	0.53	0.66	1.19	(0.53)	(0.27)	(0.80)	10.56
2013		10.36	0.54	(0.12)	0.42	(0.55)	(0.06)	(0.61)	10.17
2012		9.82	0.59	0.55	1.14	(0.57)	(0.03)	(0.60)	10.36
Class C shares
2017	(c)	10.35	0.21	(0.06)	0.15	(0.19)	(0.09)	(0.28)	10.22
2016		10.23	0.42	0.19	0.61	(0.40)	(0.09)	(0.49)	10.35
2015		10.55	0.42	(0.13)	0.29	(0.43)	(0.18)	(0.61)	10.23
2014		10.16	0.45	0.66	1.11	(0.45)	(0.27)	(0.72)	10.55
2013		10.35	0.46	(0.12)	0.34	(0.47)	(0.06)	(0.53)	10.16
2012		9.81	0.51	0.56	1.07	(0.50)	(0.03)	(0.53)	10.35
Class P shares
2017	(c)	10.29	0.26	(0.07)	0.19	(0.24)	(0.09)	(0.33)	10.15
2016		10.17	0.51	0.20	0.71	(0.50)	(0.09)	(0.59)	10.29
2015		10.50	0.52	(0.13)	0.39	(0.54)	(0.18)	(0.72)	10.17
2014		10.11	0.55	0.66	1.21	(0.55)	(0.27)	(0.82)	10.50
2013		10.30	0.56	(0.12)	0.44	(0.57)	(0.06)	(0.63)	10.11
2012		9.77	0.60	0.55	1.15	(0.59)	(0.03)	(0.62)	10.30
REAL ESTATE ALLOCATION FUND
Class A shares
2017	(c)	10.35	0.19	(0.49)	(0.30)	(0.18)	(0.05)	(0.23)	9.82
2016		9.62	0.22	0.76	0.98	(0.25)	–	(0.25)	10.35
2015	(h)	10.00	0.13	(0.44)	(0.31)	(0.07)	–	(0.07)	9.62
REAL ESTATE DEBT INCOME FUND
Class A shares
2017	(c)	9.97	0.15	(0.32)	(0.17)	(0.14)	–	(0.14)	9.66
2016		9.75	0.33	0.17	0.50	(0.28)	–	(0.28)	9.97
2015	(h)	10.00	0.22	(0.26)	(0.04)	(0.21)	–	(0.21)	9.75
Class P shares
2017	(c)	9.87	0.16	(0.33)	(0.17)	(0.15)	–	(0.15)	9.55
2016		9.76	0.34	0.09	0.43	(0.32)	–	(0.32)	9.87
2015	(k)	9.87	0.07	(0.07)	–	(0.11)	–	(0.11)	9.76

See accompanying notes.

154

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

1.93	%(d)	$714,495	1.07	%(e)	–%		4.93	%(e)	12.3	%(e)
6.89		883,381	1.07		–		4.83		13.9
3.67		712,591	1.07		–		4.79		16.9
12.35		846,597	1.05		–		5.18		20.1
3.96		1,108,540	1.07		1.07		5.11		31.5
12.20		1,139,496	1.06		1.06		5.94		22.9

1.58	(d)	784,069	1.81	(e)	–		4.22	(e)	12.3	(e)
6.11		859,055	1.81		–		4.09		13.9
2.90		772,501	1.82		–		4.05		16.9
11.52		806,937	1.81		–		4.43		20.1
3.21		911,340	1.81		1.81		4.37		31.5
11.38		887,524	1.82		1.82		5.18		22.9

1.98	(d)	1,586,977	0.81	(e)	0.81 (e)	,(f)	5.23	(e)	12.3	(e)
7.21		1,578,548	0.82		0.82	(f)	5.08		13.9
3.85		1,353,984	0.83		0.83	(f)	5.03		16.9
12.69		970,004	0.83		0.83	(f)	5.43		20.1
4.22		824,389	0.85		0.85	(f)	5.34		31.5
12.41		734,855	0.85		0.85	(f)	6.14		22.9

(2.86	) (d)	1,102	0.50 (e)	,(g)	5.75 (e)	,(f),(g)	4.01	(e)	76.3	(e)
10.34		730	0.50	(g)	9.28 (f)	,(g)	2.21		76.4
(3.10	) (d)	310	0.50 (e)	,(g)	31.38 (e)	,(f),(g)	2.01	(e)	33.5	(e)

(1.67	) (d)	874	1.00	(e)	4.24 (e)	,(f)	3.09	(e)	18.4	(e)
5.27	(i)	831	1.00		1.04	(f)	3.48		20.1
(0.39	) (d)	22,075	1.00	(e)	1.14 (e)	,(f)	3.29	(e)	42.2	(e)

(1.67	) (d)	113	0.75	(e)	12.52 (e)	,(f)	3.34	(e)	18.4	(e)
4.59	(j)	136	0.75		9.40	(f)	3.50		20.1
(0.12) (d),(j)		112	0.75	(e)	205.06 (e)	,(f)	3.56	(e)	42.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Period from December 31, 2014, date shares first offered, through August 31, 2015.
(i)	During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(j)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(k)	Period from June 15, 2015, date shares first offered, through August 31, 2015.

See accompanying notes.

155

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2017	(c)	$14.95	$0.17	$1.84	$2.01	($0.29)	$–	($0.29)	$16.67
2016		12.73	0.34	2.44	2.78	(0.30)	(0.26)	(0.56)	14.95
2015		14.34	0.37	(1.39)	(1.02)	(0.28)	(0.31)	(0.59)	12.73
2014		12.25	0.37	2.24	2.61	(0.26)	(0.26)	(0.52)	14.34
2013		10.46	0.34	1.80	2.14	(0.32)	(0.03)	(0.35)	12.25
2012		9.28	0.34	1.22	1.56	(0.38)	–	(0.38)	10.46
Class C shares
2017	(c)	14.84	0.11	1.84	1.95	(0.24)	–	(0.24)	16.55
2016		12.65	0.24	2.41	2.65	(0.20)	(0.26)	(0.46)	14.84
2015		14.26	0.26	(1.37)	(1.11)	(0.19)	(0.31)	(0.50)	12.65
2014		12.21	0.25	2.24	2.49	(0.18)	(0.26)	(0.44)	14.26
2013		10.48	0.23	1.81	2.04	(0.28)	(0.03)	(0.31)	12.21
2012	(g)	9.87	0.05	0.63	0.68	(0.07)	–	(0.07)	10.48
Class P shares
2017	(c)	15.16	0.19	1.87	2.06	(0.31)	–	(0.31)	16.91
2016		12.90	0.38	2.48	2.86	(0.34)	(0.26)	(0.60)	15.16
2015		14.53	0.41	(1.40)	(0.99)	(0.33)	(0.31)	(0.64)	12.90
2014		12.40	0.41	2.27	2.68	(0.29)	(0.26)	(0.55)	14.53
2013		10.58	0.38	1.82	2.20	(0.35)	(0.03)	(0.38)	12.40
2012		9.38	0.38	1.23	1.61	(0.41)	–	(0.41)	10.58

See accompanying notes.

156

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

13.58	%(d)	$267,209	1.13	%(e)	–%		2.15	%(e)	27.2	%(e)
22.61		207,431	1.17		–		2.56		25.8
(7.28)		167,966	1.18		1.18	(f)	2.69		29.3
21.70		175,636	1.20		1.20	(f)	2.70		18.2
20.85		109,770	1.26		1.26	(f)	2.89		18.5
17.30		16,660	1.40		1.60	(f)	3.42		19.1

13.19	(d)	195,744	1.90	(e)	1.90 (e)	,(f)	1.40	(e)	27.2	(e)
21.57		165,335	1.94		1.94	(f)	1.79		25.8
(7.95)		133,541	1.97		1.97	(f)	1.90		29.3
20.71		100,066	2.01		2.01	(f)	1.86		18.2
19.75		20,427	2.15		2.27	(f)	1.88		18.5
6.89	(d)	192	2.15	(e)	179.47 (e)	,(f)	2.34	(e)	19.1	(e)

13.73	(d)	1,159,716	0.85	(e)	0.85 (e)	,(f)	2.46	(e)	27.2	(e)
22.98		775,969	0.87		0.87	(f)	2.86		25.8
(6.99)		567,704	0.90		0.90	(f)	2.97		29.3
22.01		492,384	0.94		0.94	(f)	2.91		18.2
21.17		32,430	1.00		1.11	(f)	3.17		18.5
17.70		5,288	1.00		1.97	(f)	3.69		19.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

See accompanying notes.

157

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Real Estate Allocation Fund, the fund will indirectly bear its pro rata share of expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2016 to		Account Value	Account Value	2016 to		Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,		Expense
	2016	2017	2017	(a)	2016	2017	2017	(a)	Ratio
Blue Chip Fund
Class A	$1,000.00	$1,076.48	$6.08		$1,000.00	$1,018.94	$5.91		1.18%
Class C	1,000.00	1,071.94	10.07		1,000.00	1,015.08	9.79		1.96
Class P	1,000.00	1,078.80	4.28		1,000.00	1,020.68	4.16		0.83

Diversified Real Asset Fund
Class A	1,000.00	1,032.10	6.30		1,000.00	1,018.60	6.26		1.25
Class C	1,000.00	1,028.33	10.06		1,000.00	1,014.88	9.99		2.00
Class P	1,000.00	1,034.09	5.04		1,000.00	1,019.84	5.01		1.00

Dynamic High Yield Explorer Fund
Class A	1,000.00	1,050.79	5.59		1,000.00	1,019.34	5.51		1.10

Global Multi-Strategy Fund
Class A	1,000.00	1,026.00	13.16		1,000.00	1,011.80	13.07		2.62
Class C	1,000.00	1,021.78	17.24		1,000.00	1,007.74	17.12		3.44
Class P	1,000.00	1,026.22	11.96		1,000.00	1,012.99	11.88		2.38

Global Multi-Strategy Fund (Excluding Dividends and
Interest Expense on Short Sales, Short Sale Fees and
Reverse Repurchase Agreement Expense)
Class A	1,000.00	1,026.00	9.70		1,000.00	1,015.11	9.69		1.93
Class C	1,000.00	1,021.80	13.79		1,000.00	1,010.99	13.81		2.75
Class P	1,000.00	1,026.20	8.49		1,000.00	1,016.31	8.48		1.69

158

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2017 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2016	to	Account Value	Account Value	2016	to	Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,		Expense
	2016	2017	2017	(a)	2016	2017	2017	(a)	Ratio

Global Opportunities Equity Hedged Fund
Class A	$1,000.00	$1,006.07	$7.71		$1,000.00	$1,017.11	$7.75		1.55%
Class P	1,000.00	1,008.26	6.47		1,000.00	1,018.35	6.51		1.30

Global Opportunities Fund
Class A	1,000.00	1,048.00	7.62		1,000.00	1,017.36	7.50		1.50
Class C	1,000.00	1,043.47	11.40		1,000.00	1,013.64	11.23		2.25
Class P	1,000.00	1,050.56	5.24		1,000.00	1,019.69	5.16		1.03

International Small Company Fund
Class A	1,000.00	1,056.03	8.16		1,000.00	1,016.86	8.00		1.60
Class P	1,000.00	1,058.29	6.38		1,000.00	1,018.60	6.26		1.25

Multi-Manager Equity Long/Short Fund
Class A	1,000.00	1,040.76	15.08		1,000.00	1,010.02	14.85		2.98
Class P	1,000.00	1,042.73	13.98		1,000.00	1,011.11	13.76		2.76

Multi-Manager Equity Long/Short Fund (Excluding
Dividends and Interest Expense on Short Sales and
Short Sale Fees)
Class A	1,000.00	1,040.80	10.07		1,000.00	1,014.80	9.99		1.99
Class P	1,000.00	1,042.70	8.96		1,000.00	1,015.91	8.69		1.77

Opportunistic Municipal Fund
Class A	1,000.00	943.99	4.63		1,000.00	1,020.03	4.81		0.96
Class C	1,000.00	940.44	8.23		1,000.00	1,016.31	8.55		1.71
Class P	1,000.00	944.58	3.18		1,000.00	1,021.52	3.31		0.66

Opportunistic Municipal Fund (Excluding
Interest Expense and Fees)
Class A	1,000.00	944.00	4.34		1,000.00	1,020.28	4.52		0.90
Class C	1,000.00	940.40	7.94		1,000.00	1,016.51	8.28		1.65
Class P	1,000.00	944.60	2.89		1,000.00	1,021.78	3.01		0.60

Origin Emerging Markets Fund
Class A	1,000.00	1,022.47	8.78		1,000.00	1,016.12	8.75		1.75
Class P	1,000.00	1,024.38	7.03		1,000.00	1,017.85	7.00		1.40

Preferred Securities Fund
Class A	1,000.00	1,019.34	5.36		1,000.00	1,019.49	5.36		1.07
Class C	1,000.00	1,015.76	9.05		1,000.00	1,015.82	9.05		1.81
Class P	1,000.00	1,019.83	4.06		1,000.00	1,020.78	4.06		0.81

Real Estate Allocation Fund
Class A	1,000.00	971.39	2.44		1,000.00	1,022.32	2.51		0.50

Real Estate Debt Income Fund
Class A	1,000.00	983.30	4.92		1,000.00	1,019.84	5.01		1.00
Class P	1,000.00	983.28	3.69		1,000.00	1,021.08	3.76		0.75

Small-MidCap Dividend Income Fund
Class A	1,000.00	1,135.77	5.98		1,000.00	1,019.19	5.66		1.13
Class C	1,000.00	1,131.92	10.04		1,000.00	1,015.37	9.49		1.90
Class P	1,000.00	1,137.26	4.50		1,000.00	1,020.58	4.26		0.85

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

159

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	126	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	126	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	126	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	126	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	126	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	126	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	126	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	126	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

160

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	126	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	126	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA

50392.

161

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom

Assistant Tax Counsel

Des Moines, IA 50392

1955

Jennifer A. Block

Assistant Counsel and Assistant Secretary

Des Moines, IA 50392

1973

Tracy Bollin

Chief Financial Officer

Des Moines, IA 50392

1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”)

Counsel, PLIC

Counsel, PFD (2009-2013)

Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present)

Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015 Chief Financial Officer, PFD since 2010

Senior Vice President, the Manager since 2015 Chief Financial Officer, the Manager (2010-2015) Director, the Manager since 2015

Chief Financial Officer, PSI (2010-2015) Director, PSS since 2015 President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer Des Moines, IA 50392 1960

Senior Vice President, PFD

Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC (2004-2016)

Senior Vice President, the Manager Senior Vice President, PSI

Senior Vice President, PSS

Gina L. Graham Treasurer Des Moines, IA 50392 1965

Vice President/Treasurer, PFA since 2016 Vice President/Treasurer, PFD since 2016 Vice President/Treasurer, PGI since 2016

Vice President/Treasurer, PLIC since 2016 Vice President/Treasurer, the Manager since 2016

Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016 Vice President/Treasurer, PSI since 2016

Vice President/Treasurer, PSS since 2016

Carolyn F. Kolks Assistant Tax Counsel Des Moines, IA 50392 1962 Sara L. Reece Vice President and Controller Des Moines, IA 50392 1975 Greg Reymann Assistant Counsel Des Moines, IA 50392 1958

Counsel, PGI

Counsel, PLIC

Financial Controller, PLIC since 2015

Assistant Financial Controller, PLIC prior to 2015

Assistant General Counsel, PLIC since 2014 Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

162

Name, Position Held with the Fund, Address, and Year of Birth

Teri R. Root

Deputy Chief Compliance Officer

Des Moines, IA 50392

1979

Britney L. Schnathorst

Assistant Counsel

Des Moines, IA 50392

1981

Adam U. Shaikh

Assistant Counsel

Des Moines, IA 50392

1972

Principal Occupation(s) During past 5 years

Vice President and Chief Compliance Officer, the Manager since 2015

Compliance Officer, the Manager (2010-2013) Vice President, PSS since 2015

Counsel, PLIC since 2013

Prior thereto, Attorney in Private Practice

Counsel, PFD (2006-2013) Counsel, PLIC

Counsel, the Manager (2007-2013, 2014 - present)

Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013 Director – Treasury, PFA (2011-2013) Assistant Vice President/Treasury, PFD since 2013

Director – Treasury, PFD (2011-2013) Assistant Vice President/Treasury, PLIC since 2014 Director – Treasury, PLIC (2007-2014)

Director – Treasury, the Manager (2003-2013) Assistant Vice President/Treasury, the Manager since 2013 Assistant Vice President/Treasury, PSI since 2013

Director – Treasury, PSI (2011-2013) Assistant Vice President/Treasury, PSS since 2013 Director – Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary Des Moines, IA 50392 1956 Clint Woods Vice President and Counsel Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Vice President, the Manager (2007-2013)

Vice President, Associate General Counsel, Governance Officer, and

Assistant Corporate Secretary, PLIC since 2015

Assistant General Counsel, Assistant Corporate Secretary, and Governance Officer, PLIC (2013-2015)

Associate General Counsel, AEGON (2003 - 2012)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectus dated December 31, 2016, and the Statement of Additional Information dated December 31, 2016. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

163

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

164

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds; and (2) a Subadvisory Agreement with Ascend Capital LLC related to the Global Multi-Strategy Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 13, 2016 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements relating to the Management Agreement and the Subadvisory Agreements of twenty series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; Ascend Capital, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Credit Suisse Asset Management, LLC; Edge Asset Management, Inc.; Finisterre Capital LLP; Fischer Francis Trees & Watts, Inc.; Gotham Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Macquarie Capital Investment Management LLC; Mellon Capital Management Corporation; Origin Asset Management LP; Passport Capital, LLC; Pictet Asset Management SA; PGI; Principal Real Estate Investors, LLC; Sirios Capital Management, L.P.; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Symphony Asset Management LLC; Three Bridges Capital, LP; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a highly qualified unaffiliated subadvisor for a Fund and for monitoring and replacing unaffiliated Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel.

The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

165

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2016 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2016, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period, respectively, if available. The Board also compared each Fund’s investment performance over the three-year period ended March 31, 2016 to one or more relevant benchmark indices. For Funds that did not have a three-year performance history, the Board compared the Fund’s performance over the one-year period ended March 31, 2016 to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no performance information was considered.

The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-manager Funds that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. The Board received information, based on data supplied by Broadridge, comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels for Class A shares, where available, to advisory fees and expense ratios of mutual funds in a peer group selected by Broadridge, or for one Fund, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares (or in the case of one Fund, Class R-6 shares).

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2015. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Principal Global Investors, LLC, Principal Real Estate Investors LLC, Columbus Circle Investors, Edge Asset Management Inc., Finisterre Capital LLP, Origin Asset Management LLP and Spectrum Asset Management, Inc.), and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure and the impact on the Manager’s profitability. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

166

The Board noted that the management fees for Bond Market Index and International Equity Index, do not include breakpoints.

Although their management fee schedules do not include breakpoints, the Board noted that each of these Funds has a relatively low basis point fee on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Broadridge. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Ascend Capital, LLC Subadvisory Agreement

On September 13, 2016, the Board considered for the Global Multi-Strategy Fund (the “Fund”) the approval of a sub-advisory agreement (the “Subadvisory Agreement”) between the Manager and Ascend Capital, LLC (the “Subadvisor”) with respect to the equity long/short investment sleeve of the Fund.

The Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Subadvisors and that the Manager recommended the Subadvisor based upon that program.

Investment Performance

The Board reviewed the back-tested one-year and since-inception (May 1, 2014) performance returns as of June 30, 2016 (gross and net of proposed fees) of the Subadvisor in an investment strategy similar to the proposed strategy for the equity long/short investment sleeve of the Fund (which included historical performance returns of the Subadvisor in a composite with an investment strategy similar to the proposed strategy for the equity long/short investment sleeve of the Fund for the period May 1, 2014 through April 30, 2016), as compared to the historical performance returns (gross and net of fees) of the two current and continuing Subadvisors to the investment sleeve of the Fund and to two relevant benchmark indices, and the historical performance of the Subadvisor in the same composite for the last calendar year (gross and net of proposed fees), as compared to the historical performance returns (gross and net of fees) of the two current and continuing Subadvisors to the investment sleeve of the Fund and to the two relevant benchmark indices. The Board also reviewed the percentile rankings of the performance of the Subadvisor’s composite (net of proposed fees) and the performance of the two current and continuing Subadvisors to the investment sleeve of the Fund (net of fees) in a relevant Morningstar category for each of the periods and the year referenced above. The Board concluded, based upon the information provided, that the Subadvisor is well qualified.

167

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor. The Board noted that the Subadvisor intends to use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

168

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of principal.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV674-0| © 2017 PrincipalFinancialServices,Inc.|02/2017|t17022109ca

Class S Shares

Principal Capital Securities Fund

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

EE11865PFI | 01/2017

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights (Includes performance information)	12
Shareholder Expense Example	14
Supplemental Information	15

	STATEMENT OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	February 28, 2017 (unaudited)

		Capital
Amounts in thousands, except per share amounts	Securities Fund
Investment in securities--at cost		$321,528
Assets
Investment in securities--at value		$325,514
Receivables:
Dividends and interest		4,765
Expense reimbursement from Manager		17
Fund shares sold		560
	Total Assets	330,856
Liabilities
Accrued directors' expenses		2
Accrued professional fees		13
Accrued registration fees		17
Payables:
Fund shares redeemed		237
	Total Liabilities	269
Net Assets Applicable to Outstanding Shares		$330,587
Net Assets Consist of:
Capital shares and additional paid-in-capital		$324,826
Accumulated undistributed (overdistributed) net investment income (loss)		2,282
Accumulated undistributed (overdistributed) net realized gain (loss)		(507)
Net unrealized appreciation (depreciation) of investments		3,986
	Total Net Assets	$330,587
Capital Stock (par value: $.01 per share):
Shares authorized		500,000
Net Asset Value Per Share:
Class S: Net Assets		$330,587
Shares Issued and Outstanding		32,830
Net Asset Value per share		$10.07

See accompanying notes.

1

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended February 28, 2017 (unaudited)

Capital
Amounts in thousands	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$1,019
Interest	8,212
Total Income	9,231
Expenses:
Registration fees - Class S	30
Shareholder reports - Class S	4
Transfer agent fees - Class S	30
Custodian fees	2
Directors' expenses	2
Professional fees	16
Other expenses	1
Total Gross Expenses	85
Less: Reimbursement from Manager - Class S	85
Total Net Expenses	–
Net Investment Income (Loss)	9,231

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	179
Change in unrealized appreciation/depreciation of:
Investments	1,782
Net Realized and Unrealized Gain (Loss) on Investments	1,961
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,192

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Capital Securities Fund

		Period Ended	Year Ended
		February 28, 2017	August 31, 2016
Operations
Net investment income (loss)		$9,231	$11,880
Net realized gain (loss) on investments		179	(437)
Change in unrealized appreciation/depreciation of investments		1,782	4,589
	Net Increase (Decrease) in Net Assets Resulting from Operations	11,192	16,032

Dividends and Distributions to Shareholders
From net investment income		(8,340)	(11,030)
From tax return of capital		–	(92)
	Total Dividends and Distributions	(8,340)	(11,122)

Capital Share Transactions
Net increase (decrease) in capital share transactions		29,527	159,918
	Total Increase (Decrease) in Net Assets	32,379	164,828

Net Assets
Beginning of period		298,208	133,380
End of period (including undistributed net investment income as set forth below)		$330,587	$298,208
Undistributed (overdistributed) net investment income (loss)		$2,282	$1,391

	Class S
Capital Share Transactions:
Period Ended February 28, 2017
Dollars:
Sold	$72,740
Reinvested	6,473
Redeemed	(49,686)
Net Increase (Decrease)	$29,527
Shares:
Sold	7,314
Reinvested	654
Redeemed	(5,019)
Net Increase (Decrease)	2,949
Year Ended August 31, 2016
Dollars:
Sold	$180,767
Reinvested	9,449
Redeemed	(30,298)
Net Increase (Decrease)	$159,918
Shares:
Sold	18,504
Reinvested	973
Redeemed	(3,116)
Net Increase (Decrease)	16,361

Distributions:
Period Ended February 28, 2017
From net investment income	$(8,340)
From net realized gain on
investments	—
Total Dividends and Distributions $	(8,340)
Year Ended August 31, 2016
From net investment income	$ (11,030)
From net realized gain on
investments	—
From tax return of capital	(92)
Total Dividends and Distributions	$ (11,122)

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the “fund”) are presented herein.

Capital Securities Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The fund was an investment company at all times during the period. The fund has not provided financial support, and is not contractually required to provide financial support to any investee.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Capital Securities Fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities.

Expenses. Expenses directly attributed to the fund are charged to the fund. Other Fund expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of Capital Securities Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and certain preferred securities, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because Capital Securities Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2017, Capital Securities Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years 2013 – 2015. No examinations are in progress at this time.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on foreign dividends on the statement of operations.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The new rules and forms will be effective beginning in 2017. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, Capital Securities Fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 28, 2017, Capital Securities Fund did not borrow from the Facility. Capital Securities Fund loaned to the Facility. The interest income received is included in interest income on the statement of operations.

In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of 0.15% on the amount of the line of credit. Capital Securities Fund did not borrow against the line of credit during the period ended February 28, 2017.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

4. Fair Valuation

Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund uses various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

5

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

February 28, 2017 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors of the Fund. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

4. Fair Valuation (Continued)

The beginning of the period timing recognition has been adopted for the significant transfers between levels of the fund’s assets and liabilities. During the period, there were no purchases, sales, or transfers into or out of Level 3. In addition, there were no transfers between Level 1 and Level 2.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund's securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Capital Securities Fund
Bonds*		$—	$285,617	$—	$285,617
Investment Companies*		8,483	—	—	8,483
Preferred Stocks
Communications		—	8,488	—	8,488
Financial		7,883	8,435	—	16,318
Utilities		—	6,608	—	6,608
	Total investments in securities $	16,366	$309,148	$—	$325,514

*For additional detail regarding sector classifications, please see the Schedule of Investments.

5. Management Agreement and Transactions with Affiliates

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently.

The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.

Amounts owed to Capital Securities Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled monthly.

6. Investment Transactions

For the period ended February 28, 2017, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):

	Purchases	Sales
Capital Securities Fund	$57,723	$8,516

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2017, and August 31, 2016 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2016	2015		2016	2015
Capital Securities Fund	$8,340	$11,030	$	— $	92

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

7

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of August 31, 2016, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

Total
		Net Unrealized	Other	Accumulated
	Accumulated	Appreciation	Temporary	Earnings
	Losses	(Depreciation)	Differences*	(Deficit)
Capital Securities Fund	$(685)	$2,148	$1,446	$2,909

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At August 31, 2016, the fund had approximate net capital loss carryforwards as follows (amounts in thousands):

Long-Term
Capital Securities Fund	$685

Capital losses will be carried forward with no expiration and with the character of the loss retained.

Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2016, the fund recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Capital Securities Fund	$266	$(36)	$(230)

Federal Income Tax Basis. At August 31, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Capital Securities Fund	8,586	(4,655)	3,931	321,583

8. Subsequent Events. Management has evaluated events and transactions that have occurred through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

8

     Schedule of Investments Capital Securities Fund February 28, 2017 (unaudited)

INVESTMENT COMPANIES - 2.57%	Shares Held	Value(000	's)		Principal
Money Market Funds - 2.57%				BONDS (continued)	Amount (000's) Value (000's)
Goldman Sachs Financial Square Funds -	8,482,825	$8,483		Banks (continued)
Government Fund				Credit Suisse Group AG
				6.25%, 12/31/2049(a),(b),(c)	$1,000	$1,013

TOTAL INVESTMENT COMPANIES		$8,483		7.50%, 12/31/2049(a),(b),(c)	4,500	4,871

PREFERRED STOCKS - 9.50%	Shares Held	Value(000	's)	Dresdner Funding Trust I
				8.15%, 06/30/2031(c)	400	471
Banks- 4.67%
CoBank ACB 6.13%(a)	6,000	$593		8.15%, 06/30/2031	1,100	1,291
CoBank ACB 6.20%(a),(b)	10,000	1,021		Goldman Sachs Capital III
CoBank ACB 6.25%(a),(b)	38,800	3,971		4.00%, 09/29/2049(a),(b)	169	139
Fifth Third Bancorp 6.63%(a),(b)	123,534	3,573		HBOS Capital Funding LP
Huntington Bancshares Inc/OH 6.25%(a)	80,000	2,129		6.85%, 03/29/2049(a)	2,300	2,340
KeyCorp 6.13%(a),(b)	40,000	1,100		HSBC Capital Funding Dollar 1 LP
M&T Bank Corp 6.38%(a),(b)	1,928	1,988		10.18%, 12/29/2049 (a),(b)	3,400	5,134
Valley National Bancorp 6.25%(a),(b)	39,083	1,081		10.18%, 12/29/2049 (a),(b),(c)	700	1,057
		$15,456		HSBC Holdings PLC
				6.87%, 12/31/2049(a),(b)	5,900	6,320
Electric - 2.00%
Georgia Power Co 6.50%(a)	10,000	1,030		ING Groep NV
				6.50%, 12/31/2049(a),(b)	500	492
Gulf Power Co 6.45%(a)	54,830	5,578
				JPMorgan Chase & Co
		$6,608		6.75%, 12/31/2049(a),(b)	2,000	2,215
Insurance - 0.26%
XLIT Ltd 4.14%(a),(b)	1,000	862		KeyCorp
				5.00%, 12/31/2049(a),(b)	3,500	3,465
				KeyCorp Capital I
Telecommunications - 2.57%				1.74%, 07/01/2028(b)	2,000	1,795
Centaur Funding Corp 9.08%(c)	7,329	8,488
				KeyCorp Capital III
				7.75%, 07/15/2029	1,500	1,799
TOTAL PREFERRED STOCKS		$31,414		Lloyds Bank PLC
	Principal			12.00%, 12/29/2049 (a),(b)	300	403
BONDS- 86.40%	Amount (000's)	Value(000	's)	Lloyds Banking Group PLC
Banks- 50.22%				6.41%, 01/29/2049(a),(c)	1,700	1,836
Australia & New Zealand Banking Group				7.50%, 12/31/2049(a),(b)	4,300	4,564
Ltd/United Kingdom
				M&T Bank Corp
6.75%, 12/31/2049(a),(c)	$400	$433		5.12%, 12/31/2049(a),(b)	4,000	3,980
Banco Bilbao Vizcaya Argentaria SA				6.45%, 12/31/2049(a),(b)	1,300	1,410
9.00%, 12/31/2049(a)	1,000	1,056
				Nordea Bank AB
				5.50%, 12/31/2049(a),(b),(c)	400	408
Bank of America Corp
6.50%, 12/31/2049(a),(b)	600	655		5.50%, 12/31/2049(a),(b)	1,600	1,632
Bank of New York Mellon Corp/The				6.13%, 12/31/2049(a),(b),(c)	4,300	4,309
4.62%, 12/31/2049(a),(b)	9,500	9,251

				Northern Trust Corp
4.95%, 12/31/2049(a),(b)	2,000	2,065		4.60%, 12/31/2049(a),(b)	2,000	1,970

Barclays Bank PLC				NTC Capital I
7.75%, 04/10/2023(b)	1,400	1,472		1.54%, 01/15/2027(b)	1,250	1,134
10.18%, 06/12/2021	900	1,128
				NTC Capital II
10.18%, 06/12/2021(c)	3,000	3,760		1.61%, 04/15/2027(b)	1,200	1,089

Barclays PLC				PNC Financial Services Group Inc/The
6.63%, 12/31/2049(a),(b)	636	632		6.75%, 07/29/2049(a),(b)	1,200	1,344
8.25%, 12/31/2049(a),(b)	1,600	1,698
				RBS Capital Trust B
BNP Paribas SA				6.80%, 12/29/2049(a)	2,500	2,502
7.20%, 06/29/2049(a),(c)	3,300	3,560

				Royal Bank of Scotland Group PLC
7.63%, 12/31/2049(a),(b),(c)	1,000	1,056		7.50%, 12/31/2049(a),(b)	2,900	2,889

7.63%, 12/31/2049(a),(b)	1,900	2,006		7.64%, 03/29/2049(a),(b)	1,000	952
BPCE SA				8.00%, 12/31/2049(a),(b)	1,000	1,001
12.50%, 08/29/2049 (a),(b)	2,500	3,050
				Societe Generale SA
				5.92%, 04/29/2049(a),(b),(c)	800	803
Citigroup Inc
6.13%, 12/31/2049(a),(b)	6,000	6,345		7.38%, 12/31/2049(a),(b),(c)	5,000	5,063

6.25%, 12/31/2049(a),(b)	3,100	3,375		7.88%, 12/31/2049(a),(b),(c)	1,000	998
				8.00%, 12/31/2049(a),(b),(c)	200	204
Citizens Financial Group Inc
5.50%, 12/31/2049(a),(b)	5,000	5,100		8.25%, 12/31/2049(a),(b)	2,250	2,345

CoBank ACB				Standard Chartered PLC
6.25%, 12/31/2049(a),(b)	1,000	1,078		6.50%, 12/31/2049(a),(b)	1,500	1,464
				7.50%, 12/31/2049(a),(b),(c)	1,300	1,338
Commerzbank AG
8.13%, 09/19/2023(c)	500	578		7.75%, 12/31/2049(a),(b),(c)	1,000	1,026
Cooperatieve Rabobank UA				SunTrust Capital I
4.38%, 08/04/2025	6,000	6,121		1.71%, 05/15/2027(b)	4,500	3,954
8.40%, 11/29/2049(a),(b)	2,000	2,043

				SunTrust Capital III
11.00%, 12/29/2049(a),(b)	1,100	1,288		1.61%, 03/15/2028(b)	1,600	1,373
11.00%, 12/29/2049 (a),(b),(c)	1,400	1,640
				Svenska Handelsbanken AB
Corestates Capital III				5.25%, 12/31/2049(a),(b)	3,100	3,116
1.61%, 02/15/2027(b),(c)	2,000	1,795
				Swedbank AB
Credit Agricole SA				6.00%, 12/31/2049(a)	4,400	4,539
8.13%, 12/31/2049(a),(b),(c)	1,100	1,176
				UBS Group AG

8.38%, 12/31/2049(a),(b),(c)	2,250	2,486		6.88%, 12/31/2049(a),(b)	5,700	5,870
Credit Suisse AG				US Bancorp
6.50%, 08/08/2023	600	653		5.12%, 12/31/2049(a),(b)	2,000	2,088

See accompanying notes

9

Schedule of Investments
Capital Securities Fund
February 28, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Insurance (continued)
Wells Fargo & Co			Nippon Life Insurance Co
7.98%, 12/31/2049(a),(b)	$2,400	$2,526	5.00%, 10/18/2042(b),(c)	$1,525	$1,609
		$166,032	PartnerRe Finance II Inc
Diversified Financial Services - 1.50%			3.26%, 12/01/2066(b)	1,000	850
Charles Schwab Corp/The			Prudential Financial Inc
7.00%, 02/28/2049(a),(b)	2,813	3,203	5.63%, 06/15/2043(b)	2,800	3,015
Depository Trust & Clearing Corp/The			5.88%, 09/15/2042(b)	5,900	6,431
4.88%, 12/31/2049(a),(b),(c)	1,000	1,031	Prudential PLC
National Rural Utilities Cooperative Finance			7.75%, 12/31/2049(a)	2,000	2,053
Corp			Reinsurance Group of America Inc
5.25%, 04/20/2046(b)	700	733	3.63%, 12/15/2065(b)	2,000	1,820
		$4,967	Voya Financial Inc
			5.65%, 05/15/2053(b)	2,800	2,863
Electric - 1.52%
Emera Inc			XLIT Ltd
6.75%, 06/15/2076(b)	1,000	1,095	6.50%, 12/31/2049(a),(b)	1,400	1,180
NextEra Energy Capital Holdings Inc					$93,088
3.07%, 10/01/2066(b)	4,500	3,926	Miscellaneous Manufacturers - 1.18%
		$5,021	General Electric Co
			5.00%, 12/31/2049(a),(b)	3,703	3,902
Hand & Machine Tools - 0.19%
Stanley Black &Decker Inc
5.75%, 12/15/2053	600	636	Pipelines - 1.57%
			Enterprise Products Operating LLC
			7.03%, 01/15/2068(b)	2,400	2,477
Insurance - 28.16%
			TransCanada PipeLines Ltd
ACE Capital Trust II			6.35%, 05/15/2067(b)	200	189
9.70%, 04/01/2030	2,570	3,829
Aegon NV			Transcanada Trust
2.29%, 07/29/2049(a),(b)	7,400	6,142	5.63%, 05/20/2075(b)	1,600	1,666
			5.87%, 08/15/2076(b)	800	860
Allstate Corp/The
5.75%, 08/15/2053(b)	8,300	8,954			$5,192
American International Group Inc			Telecommunications - 0.33%
8.18%, 05/15/2068	6,700	8,643	Koninklijke KPN NV
Aon Corp			7.00%, 03/28/2073(b)	1,000	1,080
8.21%, 01/01/2027	1,000	1,285
Aviva PLC			Transportation - 1.73%
8.25%, 04/29/2049(a)	200	208	BNSF Funding Trust I
AXA SA			6.61%, 12/15/2055(b)	5,000	5,699
6.38%, 12/29/2049(a),(b),(c)	2,800	3,040
8.60%, 12/15/2030	2,400	3,334	TOTAL BONDS		$285,617
Catlin Insurance Co Ltd			Total Investments		$325,514
7.25%, 07/29/2049(a),(c)	3,100	2,798	Other Assets and Liabilities - 1.53%		$5,073
Chubb Corp/The			TOTAL NET ASSETS - 100.00%		$330,587
6.38%, 03/29/2067(b)	3,600	3,492
Everest Reinsurance Holdings Inc
6.60%, 05/01/2067(b)	1,600	1,474	(a)	Perpetual security. Perpetual securities pay an indefinite stream of
Glen Meadow Pass-Through Trust			interest, but they may be called by the issuer at an earlier date.
3.16%, 02/12/2067(b),(c)	3,900	3,364	(b)	Variable Rate. Rate shown is in effect at February 28, 2017.
Great-West Life & Annuity Insurance Capital			(c)	Security exempt from registration under Rule 144A of the Securities Act of
LP			1933. These securities may be resold in transactions exempt from
6.63%, 11/15/2034(c)	1,200	1,302	registration, normally to qualified institutional buyers. At the end of the
Hartford Financial Services Group Inc/The			period, the value of these securities totaled $79,962 or 24.19% of net
8.13%, 06/15/2068(b)	500	535	assets.
Liberty Mutual Group Inc
7.00%, 03/07/2067(b),(c)	300	286
7.80%, 03/07/2087(c)	3,400	3,927
Liberty Mutual Insurance Co			Portfolio Summary (unaudited)
7.70%, 10/15/2097(c)	1,100	1,412	Sector		Percent
Lincoln National Corp			Financial		84.81%
3.40%, 05/17/2066(b)	1,300	1,136	Utilities		3.52%
6.05%, 04/20/2067(b)	1,100	929	Industrial		3.10%
Meiji Yasuda Life Insurance Co			Communications		2.90%
5.20%, 10/20/2045(b),(c)	1,000	1,055	Investment Companies		2.57%
MetLife Capital Trust IV			Energy		1.57%
7.88%, 12/15/2067(c)	1,800	2,227	Other Assets and Liabilities		1.53%
MetLife Inc			TOTAL NET ASSETS		100.00%
5.25%, 12/31/2049(a),(b)	1,600	1,657
6.40%, 12/15/2066(b)	700	773
9.25%, 04/08/2068(b),(c)	3,900	5,411
10.75%, 08/01/2069	900	1,400
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072(c)	3,600	4,131
Nationwide Financial Services Inc
6.75%, 05/15/2087	500	523

See accompanying notes

10

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11

		FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
CAPITAL SECURITIES FUND
Class S shares
2017	(b)	$9.98	$0.29	$0.06	$0.35	($0.26)	$–	($0.26)	$10.07
2016		9.87	0.57	0.07	0.64	(0.53)	–	(0.53)	9.98
2015		10.12	0.57	(0.24)	0.33	(0.56)	(0.02)	(0.58)	9.87
2014	(f)	10.00	0.25	0.06	0.31	(0.19)	–	(0.19)	10.12

See accompanying notes.

12

FINANCIAL HIGHLIGHTS (continued)
PRINCIPAL FUNDS,INC.

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income		Portfolio
		Period (in	to Average Net		to Average Net		Turnover
Total Return		thousands)	Assets		Assets		Rate

3.56	%(c)	$330,587	0.00%(d),(e)		5.84	%(d)	5.6	%(d)
6.77		298,208	0.00	(e)	5.89		8.8
3.34		133,380	0.00	(e)	5.73		10.2
3.12	(c)	67,398	0.00 (d)	,(e)	5.38	(d)	16.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from March 14, 2014, date shares first offered, through August 31, 2014.

See accompanying notes.

13

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2017 (unaudited)

As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Capital Securities Fund shares may only be purchased through wrap programs. Such programs may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
			During Period			During Period
	Beginning	Ending	September 1,	Beginning	Ending	September 1,
	Account Value	Account Value	2016 to	Account Value	Account Value	2016 to
	September 1,	February 28,	February 28,	September 1,	February 28,	February 28,	Annualized
	2016	2017	2017 (a)	2016	2017	2017(a)	Expense Ratio

Capital Securities Fund
Class S	$1,000.00	$1,035.60	$ –	$1,000.00	$1,024.79	$ –	0.00%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	126	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	126	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	126	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	126	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	126	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	126	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	126	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	126	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

15

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	126	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	126	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

16

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom

Assistant Tax Counsel

Des Moines, IA 50392

1955

Jennifer A. Block

Assistant Counsel and Assistant Secretary

Des Moines, IA 50392

1973

Tracy Bollin

Chief Financial Officer

Des Moines, IA 50392

1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”)

Counsel, PLIC

Counsel, PFD (2009-2013)

Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present)

Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015 Chief Financial Officer, PFD since 2010

Senior Vice President, the Manager since 2015 Chief Financial Officer, the Manager (2010-2015) Director, the Manager since 2015

Chief Financial Officer, PSI (2010-2015) Director, PSS since 2015 President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer Des Moines, IA 50392 1960

Senior Vice President, PFD

Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC (2004-2016)

Senior Vice President, the Manager Senior Vice President, PSI

Senior Vice President, PSS

Gina L. Graham Treasurer Des Moines, IA 50392 1965

Vice President/Treasurer, PFA since 2016 Vice President/Treasurer, PFD since 2016 Vice President/Treasurer, PGI since 2016

Vice President/Treasurer, PLIC since 2016 Vice President/Treasurer, the Manager since 2016

Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016

Vice President/Treasurer, PSI since 2016 Vice President/Treasurer, PSS since 2016

Carolyn F. Kolks Assistant Tax Counsel Des Moines, IA 50392 1962 Sara L. Reece Vice President and Controller Des Moines, IA 50392 1975 Greg Reymann Assistant Counsel Des Moines, IA 50392 1958

Counsel, PGI

Counsel, PLIC

Financial Controller, PLIC since 2015

Assistant Financial Controller, PLIC prior to 2015

Assistant General Counsel, PLIC since 2014 Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

17

Name, Position Held with the Fund, Address, and Year of Birth

Teri R. Root

Deputy Chief Compliance Officer

Des Moines, IA 50392

1979

Britney L. Schnathorst

Assistant Counsel

Des Moines, IA 50392

1981

Adam U. Shaikh

Assistant Counsel

Des Moines, IA 50392

1972

Principal Occupation(s) During past 5 years

Vice President and Chief Compliance Officer, the Manager since 2015

Compliance Officer, the Manager (2010-2013)

Vice President, PSS since 2015

Counsel, PLIC since 2013

Prior thereto, Attorney in Private Practice

Counsel, PFD (2006-2013) Counsel, PLIC

Counsel, the Manager (2007-2013, 2014 - present)

Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013 Director – Treasury, PFA (2011-2013) Assistant Vice President/Treasury, PFD since 2013

Director – Treasury, PFD (2011-2013) Assistant Vice President/Treasury, PLIC since 2014 Director – Treasury, PLIC (2007-2014)

Director – Treasury, the Manager (2003-2013) Assistant Vice President/Treasury, the Manager since 2013 Assistant Vice President/Treasury, PSI since 2013

Director – Treasury, PSI (2011-2013) Assistant Vice President/Treasury, PSS since 2013 Director – Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary Des Moines, IA 50392 1956 Clint Woods Vice President and Counsel Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Vice President, the Manager (2007-2013)

Vice President, Associate General Counsel, Governance Officer, and

Assistant Corporate Secretary, PLIC since 2015

Assistant General Counsel, Assistant Corporate Secretary, and Governance Officer, PLIC (2013-2015)

Associate General Counsel, AEGON (2003 - 2012)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectus dated December 31, 2016, and the Statement of Additional Information dated December 31, 2016. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

18

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

19

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds; and (2) a Subadvisory Agreement with Ascend Capital LLC related to the Global Multi-Strategy Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 13, 2016 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements relating to the Management Agreement and the Subadvisory Agreements of twenty series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; Ascend Capital, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Credit Suisse Asset Management, LLC; Edge Asset Management, Inc.; Finisterre Capital LLP; Fischer Francis Trees & Watts, Inc.; Gotham Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Macquarie Capital Investment Management LLC; Mellon Capital Management Corporation; Origin Asset Management LP; Passport Capital, LLC; Pictet Asset Management SA; PGI; Principal Real Estate Investors, LLC; Sirios Capital Management, L.P.; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Symphony Asset Management LLC; Three Bridges Capital, LP; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a highly qualified unaffiliated subadvisor for a Fund and for monitoring and replacing unaffiliated Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

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Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2016 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2016, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period, respectively, if available. The Board also compared each Fund’s investment performance over the three-year period ended March 31, 2016 to one or more relevant benchmark indices. For Funds that did not have a three-year performance history, the Board compared the Fund’s performance over the one-year period ended March 31, 2016 to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no performance information was considered.

The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-manager Funds that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. The Board received information, based on data supplied by Broadridge, comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels for Class A shares, where available, to advisory fees and expense ratios of mutual funds in a peer group selected by Broadridge, or for one Fund, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares (or in the case of one Fund, Class R-6 shares).

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2015. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Principal Global Investors, LLC, Principal Real Estate Investors LLC, Columbus Circle Investors, Edge Asset Management Inc., Finisterre Capital LLP, Origin Asset Management LLP and Spectrum Asset Management, Inc.), and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure and the impact on the Manager’s profitability. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

21

The Board noted that the management fees for Bond Market Index and International Equity Index, do not include breakpoints.

Although their management fee schedules do not include breakpoints, the Board noted that each of these Funds has a relatively low basis point fee on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Broadridge. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Ascend Capital, LLC Subadvisory Agreement

On September 13, 2016, the Board considered for the Global Multi-Strategy Fund (the “Fund”) the approval of a sub-advisory agreement (the “Subadvisory Agreement”) between the Manager and Ascend Capital, LLC (the “Subadvisor”) with respect to the equity long/short investment sleeve of the Fund.

The Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Subadvisors and that the Manager recommended the Subadvisor based upon that program.

Investment Performance

The Board reviewed the back-tested one-year and since-inception (May 1, 2014) performance returns as of June 30, 2016 (gross and net of proposed fees) of the Subadvisor in an investment strategy similar to the proposed strategy for the equity long/short investment sleeve of the Fund (which included historical performance returns of the Subadvisor in a composite with an investment strategy similar to the proposed strategy for the equity long/short investment sleeve of the Fund for the period May 1, 2014 through April 30, 2016), as compared to the historical performance returns (gross and net of fees) of the two current and continuing Subadvisors to the investment sleeve of the Fund and to two relevant benchmark indices, and the historical performance of the Subadvisor in the same composite for the last calendar year (gross and net of proposed fees), as compared to the historical performance returns (gross and net of fees) of the two current and continuing Subadvisors to the investment sleeve of the Fund and to the two relevant benchmark indices. The Board also reviewed the percentile rankings of the performance of the Subadvisor’s composite (net of proposed fees) and the performance of the two current and continuing Subadvisors to the investment sleeve of the Fund (net of fees) in a relevant Morningstar category for each of the periods and the year referenced above. The Board concluded, based upon the information provided, that the Subadvisor is well qualified.

22

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor. The Board noted that the Subadvisor intends to use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

FV908-0|©2017 PrincipalFinancial Services, Inc.|02/2017|t1702210a2n

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 4/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 4/13/2017

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 4/13/2017